FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-8090
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)
Jill R. Whitelaw, Esq.
Lincoln Financial Group
150 North Radnor Chester Road
Radnor, Pennsylvania, 19087
(Name and address of agent for service)
Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
2010 Main Street
Suite 500
Irvine, CA 92614
Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year end: December 31
Date of reporting period: January 1, 2011 through June 30, 2011

Item 1. Reports to Stockholders
Lincoln Variable Insurance Products Trust:
LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Income Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Capital Growth Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Columbia Value Opportunities Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation Aggressive Allocation Fund
LVIP Delaware Foundation Conservative Allocation Fund
LVIP Delaware Foundation Moderate Allocation Fund
LVIP Delaware Growth and Income Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional/Vanguard Allocation Funds
LVIP Dimensional Non-US Equity Fund
LVIP Dimensional US Equity Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Global Income Fund
LVIP Janus Capital Appreciation Fund
LVIP JP Morgan High Yield Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mid-Cap Value Fund
LVIP Mondrian International Value Fund
LVIP Money Market Fund
LVIP Risk Based Profile Funds:
LVIP Conservative Profile Fund
LVIP Moderate Profile Fund
LVIP Moderately Aggressive Profile Fund
LVIP SSgA S&P 500 Index Fund
LVIP SSgA Small-Cap Index Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Funds
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Small/Mid-Cap 200 Fund
LVIP SSgA Allocation Funds
LVIP SSgA Conservative Index Allocation Fund
LVIP SSgA Conservative Structured Allocation Fund
LVIP SSgA Moderately Aggressive Index Allocation Fund
LVIP SSgA Moderately Aggressive Structured Allocation Fund
LVIP SSgA Moderate Index Allocation Fund
LVIP SSgA Moderate Structured Allocation Fund
LVIP SSgA Global Tactical Allocation Fund
LVIP SSgA International Index Fund
LVIP Target Maturity Profile Funds:
LVIP Protected Profile 2010 Fund
LVIP Protected Profile 2020 Fund
LVIP Protected Profile 2030 Fund
LVIP Protected Profile 2040 Fund
LVIP Protected Profile 2050 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Templeton Growth Fund
LVIP Turner Mid-Cap Growth Fund
LVIP Wells Fargo Intrinsic Value Fund

LVIP American Allocation Funds

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP American Allocation Funds

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocations	2
Statements of Net Assets	3
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	11

LVIP American Allocation Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Balanced Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,038.00	0.25%	$1.26
Service Class Shares	1,000.00	1,036.30	0.60%	3.03

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

LVIP American Growth Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,039.80	0.25%	$1.26
Service Class Shares	1,000.00	1,038.00	0.60%	3.03

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

LVIP American Income Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,033.30	0.30%	$1.51
Service Class Shares	1,000.00	1,031.60	0.65%	3.27

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP American Allocation Funds–1

LVIP American Allocation Funds

Security Type/Sector Allocations
As of June 30, 2011

LVIP American Balanced Allocation Fund

Percentage
Security Type/Sector	of Net Assets

Unaffiliated Investment Companies	99.08%

Asset Allocation Fund	17.87%
Equity Funds	31.51%
Fixed Income Funds	31.99%
International Equity Funds	15.71%
International Fixed Income Fund	2.00%

Short-Term Investment	0.62%

Total Value of Securities	99.70%

Receivables and Other Assets Net of Liabilities	0.30%

Total Net Assets	100.00%

LVIP American Growth Allocation Fund

Percentage
Security Type/Sector	of Net Assets

Unaffiliated Investment Companies	99.48%

Asset Allocation Fund	14.98%
Equity Funds	35.61%
Fixed Income Funds	23.16%
International Equity Funds	23.72%
International Fixed Income Fund	2.01%

Short-Term Investment	0.58%

Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

LVIP American Income Allocation Fund

Percentage
Security Type/Sector	of Net Assets

Unaffiliated Investment Companies	95.41%

Asset Allocation Fund	19.05%
Equity Funds	20.77%
Fixed Income Funds	48.94%
International Equity Funds	3.77%
International Fixed Income Fund	2.88%

Short-Term Investment	1.27%

Total Value of Securities	96.68%

Receivables and Other Assets Net of Liabilities	3.32%

Total Net Assets	100.00%

LVIP American Allocation Funds–2

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	UNAFFILIATED INVESTMENT COMPANIES–99.08%
	Asset Allocation Fund–17.87%
**	American Funds®–Capital Income Builder	973,003	$50,304,240

			50,304,240

	Equity Funds–31.51%
*	American Funds Insurance Series®–
	Blue Chip Income & Growth Fund	3,455,767	33,071,691
	Growth Fund	385,272	22,318,829
	Growth-Income Fund	927,665	33,340,265

			88,730,785

	Fixed Income Funds–31.99%
**	American Funds–
	Intermediate Bond Fund of America	625,565	8,457,641
	Short-Term Bond Fund of America	557,577	5,625,950
*	American Funds Insurance Series–
	Bond Fund	3,095,741	33,743,572
	High-Income Bond Fund	481,593	5,576,851
	Mortgage Fund	836,397	8,439,243
	U.S. Government/AAA-Rated Securities Fund	2,251,558	28,212,017

			90,055,274

	International Equity Funds–15.71%
*	American Funds Insurance Series– Global Growth Fund	733,613	16,623,665
	Global Small Capitalization Fund	385,045	8,290,009
	International Fund	1,026,587	19,310,094

			44,223,768

	International Fixed Income Fund–2.00%
*	American Funds Insurance Series– Global Bond Fund	460,560	5,628,037

			5,628,037

	Total Unaffiliated Investment Companies (Cost $276,317,934)		278,942,104

	SHORT-TERM INVESTMENT–0.62%
	Money Market Mutual Fund–0.62%
	Dreyfus Treasury & Agency Cash Management Fund	1,733,485	1,733,485

	Total Short-Term Investment (Cost $1,733,485)		1,733,485

TOTAL VALUE OF SECURITIES–99.70% (Cost $278,051,419)	280,675,589

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	852,357

NET ASSETS APPLICABLE TO 25,521,959 SHARES OUTSTANDING–100.00%	$281,527,946

NET ASSET VALUE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($5,942,078 / 537,070 Shares)	$11.064

NET ASSET VALUE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($275,585,868 / 24,984,889 Shares)	$11.030

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$276,731,657
Undistributed net investment income	1,343,514
Accumulated net realized gain on investments	828,605
Net unrealized appreciation of investments	2,624,170

Total net assets	$281,527,946

*	Class 1 shares

**	Class F-2 shares

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–3

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	UNAFFILIATED INVESTMENT COMPANIES–99.48%
	Asset Allocation Fund–14.98%
**	American Funds®–Capital Income Builder	837,692	$43,308,661

			43,308,661

	Equity Funds–35.61%
*	American Funds Insurance Series®–
	Blue Chip Income & Growth Fund	4,457,615	42,659,375
	Growth Fund	447,381	25,916,806
	Growth-Income Fund	956,904	34,391,116

			102,967,297

	Fixed Income Funds–23.16%
**	American Funds–
	Intermediate Bond Fund of America	647,369	8,752,432
*	American Funds Insurance Series–
	Bond Fund	2,670,193	29,105,101
	High-Income Bond Fund	498,114	5,768,155
	U.S. Government/AAA-Rated Securities Fund	1,862,758	23,340,355

			66,966,043

	International Equity Funds–23.72%
*	American Funds Insurance Series– Global Growth & Income Fund	558,399	5,706,843
	Global Growth Fund	883,993	20,031,284
	Global Small Capitalization Fund	397,863	8,565,980
	International Fund	1,517,423	28,542,734
	New World Fund	245,841	5,757,600

			68,604,441

	International Fixed Income Fund–2.01%
*	American Funds Insurance Series– Global Bond Fund	476,658	5,824,757

			5,824,757

	Total Unaffiliated Investment Companies (Cost $284,601,026)		287,671,199

	SHORT-TERM INVESTMENT–0.58%
	Money Market Mutual Fund–0.58%
	Dreyfus Treasury & Agency Cash Management Fund	1,685,146	1,685,146

	Total Short-Term Investment (Cost $1,685,146)		1,685,146

TOTAL VALUE OF SECURITIES–100.06% (Cost $286,286,172)	289,356,345

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(170,361)

NET ASSETS APPLICABLE TO 25,918,677 SHARES OUTSTANDING–100.00%	$289,185,984

NET ASSET VALUE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($4,620,567 / 412,895 Shares)	$11.191

NET ASSET VALUE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($284,565,417 / 25,505,782 Shares)	$11.157

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$284,386,107
Undistributed net investment income	1,314,073
Accumulated net realized gain on investments	415,631
Net unrealized appreciation of investments	3,070,173

Total net assets	$289,185,984

*	Class 1 shares

**	Class F-2 shares

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–4

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	UNAFFILIATED INVESTMENT COMPANIES–95.41%
	Asset Allocation Fund–19.05%
**	American Funds®–Capital Income Builder	260,553	$13,470,607

			13,470,607

	Equity Funds–20.77%
*	American Funds Insurance Series®–
	Blue Chip Income & Growth Fund	624,477	5,976,247
	Growth Fund	81,183	4,702,939
	Growth-Income Fund	111,485	4,006,783

			14,685,969

	Fixed Income Funds–48.94%
**	American Funds–
	Intermediate Bond Fund of America	200,979	2,717,235
	Short-Term Bond Fund of America	268,698	2,711,158
*	American Funds Insurance Series–
	Bond Fund	1,243,286	13,551,813
	Mortgage Fund	268,751	2,711,698
	U.S. Government/AAA-Rated Securities Fund	1,030,790	12,915,796

			34,607,700

	International Equity Funds–3.77%
*	American Funds Insurance Series– Global Growth Fund	58,933	1,335,410
	Global Small Capitalization Fund	61,893	1,332,566

			2,667,976

	International Fixed Income Fund–2.88%
*	American Funds Insurance Series–
	Global Bond Fund	166,594	2,035,774

			2,035,774

	Total Unaffiliated Investment Companies (Cost $66,954,984)		67,468,026

	SHORT-TERM INVESTMENT–1.27%
	Money Market Mutual Fund–1.27%
	Dreyfus Treasury & Agency Cash Management Fund	900,920	900,920

	Total Short-Term Investment (Cost $900,920)		900,920

TOTAL VALUE OF SECURITIES–96.68% (Cost $67,855,904)	68,368,946

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.32%	2,344,096

NET ASSETS APPLICABLE TO 6,574,592 SHARES OUTSTANDING–100.00%	$70,713,042

NET ASSET VALUE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($1,311,885 / 121,602 Shares)	$10.788

NET ASSET VALUE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($69,401,157 / 6,452,990 Shares)	$10.755

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$69,465,359
Undistributed net investment income	320,515
Accumulated net realized gain on investments	414,126
Net unrealized appreciation of investments	513,042

Total net assets	$70,713,042

*	Class 1 shares

**	Class F-2 shares

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–5

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2011 (Unaudited)

	LVIP American	LVIP American	LVIP American
	Balanced Allocation	Growth Allocation	Income Allocation
	Fund	Fund	Fund

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,517,028	$1,573,654	$367,278

EXPENSES:
Distribution expenses-Service Class	254,495	276,562	66,438
Management fees	186,758	200,972	48,428
Accounting and administration expenses	31,624	32,231	25,687
Professional fees	11,485	11,227	9,268
Reports and statements to shareholders	9,127	8,752	7,088
Custody fees	3,131	3,320	2,206
Trustees’ fees	872	908	263
Other	1,435	1,448	1,348

	498,927	535,420	160,726
Less expenses waived/reimbursed	(54,978)	(56,167)	(36,174)

Total operating expenses	443,949	479,253	124,552

NET INVESTMENT INCOME	1,073,079	1,094,401	242,726

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain distributions from unaffiliated investment companies	656,667	547,215	291,644
Net realized gain (loss) from sale of investments in unaffiliated investment companies	171,654	(131,366)	122,319

Net realized gain on investments	828,321	415,849	413,963
Net change in unrealized appreciation/depreciation of investments	2,516,582	2,933,269	448,074

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,344,903	3,349,118	862,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,417,982	$4,443,519	$1,104,763

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–6

LVIP American Allocation Funds
Statements of Changes in Net Assets

	LVIP American		LVIP American		LVIP American
	Balanced Allocation		Growth Allocation		Income Allocation
	Fund		Fund		Fund
	Six Months		Six Months		Six Months
	Ended	8/2/10*	Ended	8/2/10*	Ended	8/2/10*
	6/30/11	to	6/30/11	to	6/30/11	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,073,079	$270,356	$1,094,401	$219,593	$242,726	$77,710
Net realized gain (loss) on investments	828,321	284	415,849	(218)	413,963	163
Net change in unrealized appreciation/depreciation of investments	2,516,582	107,588	2,933,269	136,904	448,074	64,968

Net increase in net assets resulting from operations	4,417,982	378,228	4,443,519	356,279	1,104,763	142,841

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,489,164	749,377	6,224,985	23,392	1,338,281	74,560
Service Class	269,307,803	38,624,094	276,166,623	35,027,687	58,780,565	19,010,171

	276,796,967	39,373,471	282,391,608	35,051,079	60,118,846	19,084,731

Cost of shares repurchased:
Standard Class	(2,415,880)	(37,887)	(1,720,272)	—	(124,297)	(29)
Service Class	(34,703,561)	(2,281,374)	(28,167,689)	(3,168,540)	(8,596,673)	(1,017,140)

	(37,119,441)	(2,319,261)	(29,887,961)	(3,168,540)	(8,720,970)	(1,017,169)

Increase in net assets derived from capital share transactions	239,677,526	37,054,210	252,503,647	31,882,539	51,397,876	18,067,562

NET INCREASE IN NET ASSETS	244,095,508	37,432,438	256,947,166	32,238,818	52,502,639	18,210,403
NET ASSETS:
Beginning of period	37,432,438	—	32,238,818	—	18,210,403	—

End of period	$281,527,946	$37,432,438	$289,185,984	$32,238,818	$70,713,042	$18,210,403

Undistributed net investment income	$1,343,514	$270,435	$1,314,073	$219,672	$320,515	$77,789

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–7

LVIP American Balanced Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.659	$10.000	$10.644	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.096	0.691	0.077	0.678
Net realized and unrealized gain (loss) on investments	0.309	(0.032)	0.309	(0.034)

Total from investment operations	0.405	0.659	0.386	0.644

Net asset value, end of period	$11.064	$10.659	$11.030	$10.644

Total return[4]	3.80%	6.59%	3.63%	6.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,942	$722	$275,586	$36,710
Ratio of expenses to average net assets[5]	0.25%	0.30%	0.60%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	2.54%	0.67%	2.89%
Ratio of net investment income to average net assets	1.76%	15.74%	1.41%	15.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.69%	13.50%	1.34%	13.15%
Portfolio turnover	18%	0%	18%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–8

LVIP American Growth Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.763	$10.000	$10.749	$10.000

Income from investment operations:
Net investment income[3]	0.093	0.671	0.074	0.675
Net realized and unrealized gain on investments	0.335	0.092	0.334	0.074

Total from investment operations	0.428	0.763	0.408	0.749

Net asset value, end of period	$11.191	$10.763	$11.157	$10.749

Total return[4]	3.98%	7.63%	3.80%	7.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,621	$24	$284,565	$32,215
Ratio of expenses to average net assets[5]	0.25%	0.30%	0.60%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	3.01%	0.67%	3.36%
Ratio of net investment income to average net assets	1.69%	15.53%	1.34%	15.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.62%	12.82%	1.27%	12.47%
Portfolio turnover	6%	1%	6%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–9

LVIP American Income Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.440	$10.000	$10.426	$10.000

Income from investment operations:
Net investment income[3]	0.084	0.431	0.065	0.420
Net realized and unrealized gain on investments	0.264	0.009	0.264	0.006

Total from investment operations	0.348	0.440	0.329	0.426

Net asset value, end of period	$10.788	$10.440	$10.755	$10.426

Total return[4]	3.33%	4.40%	3.16%	4.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,312	$75	$69,401	$18,135
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.48%	5.16%	0.83%	5.51%
Ratio of net investment income to average net assets	1.58%	10.04%	1.23%	9.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.40%	5.18%	1.05%	4.83%
Portfolio turnover	22%	1%	22%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–10

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in the American Funds Insurance Series® Class 1 shares and American Funds® Class F-2 retail fund shares (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of the LVIP American Balanced Allocation Fund is to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP American Growth Allocation Fund is to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP American Income Allocation Fund is to have a high level of current income with some consideration given to growth of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Funds’ investment portfolios, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed 0.30% of average daily net assets. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LVIP American Allocation Funds–11

LVIP American Allocation Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has retained Wilshire Associates Incorporated (Wilshire) to provide consulting services to LIAC relating to asset allocation for the Funds. LIAC pays Wilshire’s consulting fees out of its advisory fees. Wilshire has no advisory authority in relation to the Funds.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted as follows:

	LVIP	LVIP	LVIP
	American Balanced	American Growth	American Income
	Allocation Fund	Allocation Fund	Allocation Fund

Administration fees	$7,470	$8,039	$1,937
Legal fees	571	609	166

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35%of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the statements of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. Capital Research and Management Company and Dreyfus serve as the investment managers for the Underlying Funds.

At June 30, 2011, the Funds had liabilities payable to affiliates as follows:

	LVIP	LVIP	LVIP
	American Balanced	American Growth	American Income
	Allocation Fund	Allocation Fund	Allocation Fund

Management fees payable to LIAC	$36,650	$39,197	$5,897
Distribution fees payable to LFD	71,162	74,449	17,201

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3. Investments
For the six months ended June 30, 2011, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP	LVIP	LVIP
	American Balanced	American Growth	American Income
	Allocation Fund	Allocation Fund	Allocation Fund

Purchases	$267,233,688	$262,872,184	$57,601,969
Sales	27,698,608	9,199,029	8,743,817

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP	LVIP	LVIP
	American Balanced	American Growth	American Income
	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$278,127,317	$286,442,017	$67,870,636

Aggregate unrealized appreciation	$2,891,262	$3,358,320	$596,511
Aggregate unrealized depreciation	(342,990)	(443,992)	(98,201)

Net unrealized appreciation	$2,548,272	$2,914,328	$498,310

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or

LVIP American Allocation Funds–12

LVIP American Allocation Funds
Notes to Financial Statements (continued)

3. Investments (continued)

liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	LVIP	LVIP	LVIP
	American Balanced	American Growth	American Income
Level 1	Allocation Fund	Allocation Fund	Allocation Fund

Investment companies	$278,942,104	$287,671,199	$67,468,026
Short-term investment	1,733,485	1,685,146	900,920

Total	$280,675,589	$289,356,345	$68,368,946

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011 and the period August 2, 2010 through December 31, 2010.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

	LVIP	LVIP	LVIP
	American Balanced	American Growth	American Income
	Allocation Fund	Allocation Fund	Allocation Fund

Shares of beneficial interest	$276,731,657	$284,386,107	$69,465,359
Undistributed ordinary income	1,988,139	1.665,910	635,353
Undistributed long-term capital gains	259,878	219,639	114,020
Unrealized appreciation of investments	2,548,272	2,914,328	498,310

Net assets	$281,527,946	$289,185,984	$70,713,042

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

LVIP American Allocation Funds–13

LVIP American Allocation Funds
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	LVIP		LVIP		LVIP
	American Balanced		American Growth		American Income
	Allocation Fund		Allocation Fund		Allocation Fund
	Six Months	8/2/10*	Six Months	8/2/10*	Six Months	8/2/10*
	Ended	to	Ended	to	Ended	to
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10

Shares sold:
Standard Class	691,241	71,305	567,380	2,256	126,010	7,236
Service Class	24,726,479	3,664,106	25,059,798	3,293,953	5,519,994	1,837,576

	25,417,720	3,735,411	25,627,178	3,296,209	5,646,004	1,844,812

Shares repurchased:
Standard Class	(221,909)	(3,567)	(156,741)	—	(11,642)	(2)
Service Class	(3,190,392)	(215,304)	(2,550,967)	(297,002)	(806,438)	(98,142)

	(3,412,301)	(218,871)	(2,707,708)	(297,002)	(818,080)	(98,144)

Net increase	22,005,419	3,516,540	22,919,470	2,999,207	4,827,924	1,746,668

* Date of commencement of operations.

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds–14

LVIP American Funds

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP American Funds

Index

Disclosure of Fund Expenses	1
Statements of Net Assets	3
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13

The 2011 Semi-Annual Report for the American Funds® Insurance Series (AFIS) will be mailed separately to all Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York policyholders and variable annuity contract owners with allocations to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (LVIP). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the LVIP Semi-Annual Report included herein.

LVIP American Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Global Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Service Class II Shares	$1,000.00	$1,048.90	0.65%	$3.30

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Global Small Capitalization Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Service Class II Shares	$1,000.00	$1,003.40	0.65%	$3.23

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Service Class II Shares	$1,000.00	$1,057.80	0.65%	$3.32

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Growth-Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Service Class II Shares	$1,000.00	$1,042.80	0.65%	$3.29

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Funds–1

LVIP American Funds

Disclosure
     of Fund Expenses (continued)

LVIP American International Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Service Class II Shares	$1,000.00	$1,042.10	0.65%	$3.29

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP American Funds–2

LVIP American Global Growth Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.09%
International Equity Fund–100.09%
American Funds Insurance Series®–Global Growth Fund Class 1	1,033,325	$23,415,149

Total Unaffiliated Investment Company (Cost $22,960,121)		23,415,149

TOTAL VALUE OF SECURITIES–100.09% (Cost $22,960,121)	23,415,149

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(20,050)

NET ASSETS APPLICABLE TO 1,789,530 SHARES OUTSTANDING–100.00%	$23,395,099

NET ASSET VALUE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($23,395,099 / 1,789,530 Shares)	$13.073

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$22,889,373
Undistributed net investment income	52,648
Accumulated net realized loss on investments	(1,950)
Net unrealized appreciation of investments	455,028

Total net assets	$23,395,099

The LVIP American Global Growth Fund (Fund) invests substantially all of their assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–3

LVIP American Global Small Capitalization Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.08%
International Equity Fund–100.08%
American Funds Insurance Series®–Global Small Capitalization Fund Class 1	1,147,014	$24,695,204

Total Unaffiliated Investment Company (Cost $24,841,197)		24,695,204

TOTAL VALUE OF SECURITIES–100.08% (Cost $24,841,197)	24,695,204

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(20,906)

NET ASSETS APPLICABLE TO 1,913,351 SHARES OUTSTANDING–100.00%	$24,674,298

NET ASSET VALUE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($24,674,298 / 1,913,351 Shares)	$12.896

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$24,583,244
Undistributed net investment income	257,255
Accumulated net realized loss on investments	(20,208)
Net unrealized depreciation of investments	(145,993)

Total net assets	$24,674,298

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of their assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–4

LVIP American Growth Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–Growth Fund Class 1	1,504,541	$87,158,043

Total Unaffiliated Investment Company (Cost $85,272,008)		87,158,043

TOTAL VALUE OF SECURITIES–100.06% (Cost $85,272,008)	87,158,043

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(48,894)

NET ASSETS APPLICABLE TO 6,546,342 SHARES OUTSTANDING–100.00%	$87,109,149

NET ASSET VALUE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($87,109,149 / 6,546,342 Shares)	$13.307

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$85,071,406
Undistributed net investment income	153,016
Accumulated net realized loss on investments	(1,308)
Net unrealized appreciation of investments	1,886,035

Total net assets	$87,109,149

The LVIP American Growth Fund (Fund) invests substantially all of their assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–5

LVIP American Growth-Income Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–Growth-Income Fund Class 1	1,705,255	$61,286,862

Total Unaffiliated Investment Company (Cost $60,308,756)		61,286,862

TOTAL VALUE OF SECURITIES–100.06% (Cost $60,308,756)	61,286,862

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(37,468)

NET ASSETS APPLICABLE TO 4,790,437 SHARES OUTSTANDING–100.00%	$61,249,394

NET ASSET VALUE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($61,249,394 / 4,790,437 Shares)	$12.786

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$60,132,738
Undistributed net investment income	139,419
Accumulated net realized loss on investments	(869)
Net unrealized appreciation of investments	978,106

Total net assets	$61,249,394

The LVIP American Growth-Income Fund (Fund) invests substantially all of their assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–6

LVIP American International Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®–International Fund Class 1	2,375,206	$44,677,629

Total Unaffiliated Investment Company (Cost $43,882,028)		44,677,629

TOTAL VALUE OF SECURITIES–100.07% (Cost $43,882,028)	44,677,629

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(30,236)

NET ASSETS APPLICABLE TO 3,467,666 SHARES OUTSTANDING–100.00%	$44,647,393

NET ASSET VALUE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($44,647,393 / 3,467,666 Shares)	$12.875

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$43,764,665
Undistributed net investment income	90,110
Accumulated net realized loss on investments	(2,983)
Net unrealized appreciation of investments	795,601

Total net assets	$44,647,393

The LVIP American International Fund (Fund) invests substantially all of their assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–7

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2011 (Unaudited)

		LVIP
	LVIP	American		LVIP
	American	Global	LVIP	American	LVIP
	Global	Small	American	Growth-	American
	Growth	Capitalization	Growth	Income	International
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$73,742	$290,865	$260,350	$183,419	$128,038

EXPENSES:
Distribution expenses–Service Class II	33,235	37,572	130,041	92,185	65,420
Accounting and administration expenses	24,291	24,384	26,356	25,550	24,977
Professional fees	7,062	6,968	7,430	7,235	7,238
Reports and statements to shareholders	5,116	5,200	5,491	5,283	5,140
Custodian fees	313	247	432	351	383
Trustees’ fees	71	82	284	201	139
Other	1,322	1,324	1,354	1,342	1,333

	71,410	75,777	171,388	132,147	104,630
Less expenses waived/reimbursed	(32,132)	(31,374)	(17,703)	(23,201)	(27,316)

Total operating expenses	39,278	44,403	153,685	108,946	77,314

NET INVESTMENT INCOME	34,464	246,462	106,665	74,473	50,724

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from sale of investments in unaffiliated investment companies	(1,919)	(20,286)	(1,284)	(800)	(2,892)
Net change in unrealized appreciation/depreciation of investments	393,656	(219,484)	1,691,554	882,249	730,087

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	391,737	(239,770)	1,690,270	881,449	727,195

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$426,201	$6,692	$1,796,935	$955,922	$777,919

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–8

LVIP American Funds
Statements of Changes in Net Assets

	LVIP American		LVIP American				LVIP American
	Global Growth		Global Small		LVIP American		Growth-Income		LVIP American
	Fund		Capitalization Fund		Growth Fund		Fund		International Fund
	Six		Six		Six		Six		Six
	Months		Months		Months		Months		Months
	Ended	7/1/10*	Ended	7/1/10*	Ended	7/1/10*	Ended	7/1/10*	Ended	7/1/10*
	6/30/11	to	6/30/11	to	6/30/11	to	6/30/11	to	6/30/11	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$34,464	$18,038	$246,462	$10,648	$106,665	$46,208	$74,473	$64,802	$50,724	$39,237
Net realized gain (loss) on investments	(1,919)	(31)	(20,286)	78	(1,284)	(24)	(800)	(69)	(2,892)	(91)
Net change in unrealized appreciation/depreciation of investments	393,656	61,372	(219,484)	73,491	1,691,554	194,481	882,249	95,857	730,087	65,514

Net increase in net assets resulting from operations	426,201	79,379	6,692	84,217	1,796,935	240,665	955,922	160,590	777,919	104,660

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,237,805	2,844,804	23,755,278	3,607,409	78,845,677	12,884,092	55,912,212	9,082,814	41,326,778	6,198,892
Cost of shares repurchased	(2,191,947)	(1,143)	(2,767,422)	(11,876)	(6,559,057)	(99,163)	(4,819,755)	(42,389)	(3,734,912)	(25,944)

Increase in net assets derived from capital share transactions	20,045,858	2,843,661	20,987,856	3,595,533	72,286,620	12,784,929	51,092,457	9,040,425	37,591,866	6,172,948

NET INCREASE IN NET ASSETS	20,472,059	2,923,040	20,994,548	3,679,750	74,083,555	13,025,594	52,048,379	9,201,015	38,369,785	6,277,608

NET ASSETS:
Beginning of period	2,923,040	—	3,679,750	—	13,025,594	—	9,201,015	—	6,277,608	—

End of period	$23,395,099	$2,923,040	$24,674,298	$3,679,750	$87,109,149	$13,025,594	$61,249,394	$9,201,015	$44,647,393	$6,277,608

Undistributed net investment income	$52,648	$18,184	$257,255	$10,793	$153,016	$46,351	$139,419	$64,946	$90,110	$39,386

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–9

LVIP American Funds
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American
	Global Growth Fund Service Class II		LVIP American Global Small Capitalization Fund Service Class II
	Six Months		Six Months
	Ended	7/1/10[2]	Ended	7/1/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$12.463	$10.000	$12.852	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.036	0.540	0.229	0.305
Net realized and unrealized gain (loss) on investments	0.574	1.923	(0.185)	2.547

Total from investment operations	0.610	2.463	0.044	2.852

Net asset value, end of period	$13.073	$12.463	$12.896	$12.852

Total return[4]	4.89%	24.63%	0.34%	28.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,395	$2,923	$24,674	$3,680
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.18%	18.78%	1.11%	17.47%
Ratio of net investment income to average net assets	0.57%	8.88%	3.58%	4.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.04%	(9.25% )	3.12%	(11.95% )
Portfolio turnover	1%	2%	3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–10

LVIP American Funds
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Fund Service Class II		LVIP American Growth-Income Fund Service Class II
	Six Months		Six Months
	Ended	7/1/10[2]	Ended	7/1/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$12.580	$10.000	$12.261	$10.000

Income from investment operations:
Net investment income[3]	0.029	0.454	0.028	0.882
Net realized and unrealized gain on investments	0.698	2.126	0.497	1.379

Total from investment operations	0.727	2.580	0.525	2.261

Net asset value, end of period	$13.307	$12.580	$12.786	$12.261

Total return[4]	5.78%	25.80%	4.28%	22.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,109	$13,026	$61,249	$9,201
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.72%	6.41%	0.79%	8.84%
Ratio of net investment income to average net assets	0.44%	7.26%	0.44%	14.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.37%	1.50%	0.30%	6.32%
Portfolio turnover	0%	1%	0%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–11

LVIP American Funds
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American International Fund Service Class II
	Six Months
	Ended	7/1/10[2]
	6/30/11[1]	to
	(Unaudited)	12/31/10

Net asset value, beginning of period	$12.355	$10.000

Income from investment operations:
Net investment income[3]	0.027	0.736
Net realized and unrealized gain on investments	0.493	1.619

Total from investment operations	0.520	2.355

Net asset value, end of period	$12.875	$12.355

Total return[4]	4.21%	23.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,647	$6,278
Ratio of expenses to average net assets[5]	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.88%	11.91%
Ratio of net investment income to average net assets	0.42%	12.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.19%	0.75%
Portfolio turnover	0%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–12

LVIP American Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Service Class II shares. The Service Class II shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate in the manner of Fund of Funds investing substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.

The investment objective of the LVIP American Growth Fund is growth of capital.

The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ notes to financial statements, which are delivered together with this report.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax return for the open tax year December 31, 2010, and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Funds’ investment portfolios and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. To the extent that a Fund invests all of its investable assets (i.e., securities and

LVIP American Funds–13

LVIP American Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:

Annual Fee Rate
Based on
Average Daily
Fund	Net Asset Value

LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%

The fee is in addition to the management fee paid to the investment advisor of the Underlying Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed 0.10% of average daily net assets. This agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services were as follows:

		LVIP
	LVIP	American		LVIP
	American	Global	LVIP	American	LVIP
	Global	Small	American	Growth-	American
	Growth Fund	Capitalization Fund	Growth Fund	Income Fund	International Fund

Administration fees	$604	$683	$2,364	$1,676	$1,189
Legal fees	103	118	409	291	205

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class II shares, an annual fee (Plan Fee) not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.55% of the average daily net assets of the Service Class II shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees.

In addition to the management fees and other expenses reflected on the statements of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. Capital Research and Management Company serves as the investment manager for the Underlying Funds.

At June 30, 2011, the Funds had receivables due from and liabilities payable to affiliates as follows:

		LVIP
	LVIP	American		LVIP
	American	Global	LVIP	American	LVIP
	Global	Small	American	Growth-	American
	Growth Fund	Capitalization Fund	Growth Fund	Income Fund	International Fund

Receivables from LIAC	$6,023	$5,870	$2,254	$3,663	$4,599
Distribution fees payable to LFD	9,333	9,953	34,298	24,401	18,157

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

LVIP American Funds–14

LVIP American Funds
Notes to Financial Statements (continued)

3.	Investments
For the six months ended June 30, 2011, each Fund made purchases and sales of investment securities other than short-term investments as follows:

		LVIP
	LVIP	American		LVIP
	American	Global	LVIP	American	LVIP
	Global	Small	American	Growth-	American
	Growth Fund	Capitalization Fund	Growth Fund	Income Fund	International Fund

Purchases	$20,251,932	$21,725,077	$72,617,849	$51,256,166	$37,729,355
Sales	158,521	477,277	185,297	60,406	63,960

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		LVIP
	LVIP	American		LVIP
	American	Global	LVIP	American	LVIP
	Global	Small	American	Growth-	American
	Growth Fund	Capitalization Fund	Growth Fund	Income Fund	International Fund

Cost of investments	$22,962,228	$24,861,605	$85,273,632	$60,309,697	$43,884,669

Aggregate unrealized appreciation	$455,028	$—	$1,886,035	$978,106	$795,602
Aggregate unrealized depreciation	(2,107)	(166,401)	(1,624)	(941)	(2,642)

Net unrealized appreciation (depreciation)	$452,921	$(166,401)	$1,884,411	$977,165	$792,960

U.S.GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2011:

LVIP
	LVIP	American		LVIP
	American	Global	LVIP	American	LVIP
	Global	Small	American	Growth-	American
	Growth Fund	Capitalization Fund	Growth Fund	Income Fund	International Fund

Level 1
Investment Companies	$23,415,149	$24,695,204	$87,158,043	$61,286,862	$44,677,629

There were no Level 3 securities at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011 and the period July 1, 2010 through December 31, 2010.

LVIP American Funds–15

LVIP American Funds
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

	LVIP American	LVIP American		LVIP American
	Global	Global Small	LVIP American	Growth-	LVIP American
	Growth Fund	Capitalization Fund	Growth Fund	Income Fund	International Fund
Shares of beneficial interest	$22,889,373	$24,583,244	$85,071,406	$60,132,738	$43,764,665
Undistributed ordinary income	52,805	257,455	153,332	139,491	90,110
Realized losses 1/1/11–6/30/11	—	—	—	—	(342)
Unrealized appreciation (depreciation) of investments	452,921	(166,401)	1,884,411	977,165	792,960

Net assets	$23,395,099	$24,674,298	$87,109,149	$61,249,394	$44,647,393

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

6.	Capital Shares
Transactions in capital shares were as follows:

	LVIP American		LVIP American
	Global		Global Small		LVIP American
	Growth Fund		Capitalization Fund		Growth Fund
	Six		Six		Six
	Months	7/1/10*	Months	7/1/10*	Months	7/1/10*
	Ended	to	Ended	to	Ended	to
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10
Shares sold	1,725,382	234,628	1,842,485	287,243	6,010,744	1,043,391
Shares repurchased	(170,387)	(93)	(215,446)	(931)	(499,813)	(7,980)

Net increase	1,554,995	234,535	1,627,039	286,312	5,510,931	1,035,411

	LVIP American
	Growth-		LVIP American
	Income Fund		International Fund
	Six		Six
	Months	7/1/10*	Months	7/1/10*
	Ended	to	Ended	to
	6/30/11	12/31/10	6/30/11	12/31/10
Shares sold	4,421,159	753,934	3,254,617	510,220
Shares repurchased	(381,160)	(3,496)	(295,048)	(2,123)

Net increase	4,039,999	750,438	2,959,569	508,097

*	Date of commencement of operations.

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

LVIP American Funds–16

LVIP American Funds
Notes to Financial Statements (continued)

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds–17

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Baron Growth Opportunities Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Baron Growth Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,115.70	1.04%	$5.46
Service Class Shares	1,000.00	1,114.30	1.29%	6.76

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	93.88%

Capital Markets	2.27%
Chemicals	0.56%
Commercial Services & Supplies	3.27%
Construction & Engineering	0.83%
Consumer Finance	0.63%
Distributors	1.63%
Diversified Consumer Services	3.73%
Diversified Financial Services	2.46%
Electric Utilities	1.35%
Electrical Equipment	2.16%
Energy Equipment & Services	6.67%
Food & Staples Retailing	0.93%
Food Products	3.67%
Health Care Equipment & Supplies	4.14%
Health Care Providers & Services	4.61%
Health Care Technology	0.21%
Hotels, Restaurants & Leisure	8.90%
Household Products	0.75%
Insurance	2.42%
Internet & Catalog Retail	0.87%
Internet Software & Services	2.24%
IT Services	2.95%
Life Sciences Tools & Services	3.37%
Machinery	1.72%
Media	1.78%
Metals & Mining	0.38%
Oil, Gas & Consumable Fuels	5.24%
Pharmaceuticals	0.64%
Professional Services	1.47%
Real Estate Investment Trusts	3.97%
Road & Rail	3.51%
Software	6.96%
Specialty Retail	2.84%
Textiles, Apparel & Luxury Goods	3.86%
Trading Companies & Distributors	0.89%

Short-Term Investment	6.45%

Total Value of Securities	100.33%

Liabilities Net of Receivables and Other Assets	(0.33%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

AMERIGROUP	2.75%
DeVry	2.69%
Genesee & Wyoming Class A	2.54%
MSCI Class A	2.46%
Core Laboratories	2.42%
Vail Resorts	2.40%
Mettler-Toledo International	2.38%
Dick’s Sporting Goods	2.04%
Polo Ralph Lauren	2.01%
Choice Hotels International	1.93%

Total	23.62%

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–93.88%
	Capital Markets–2.27%
	Cohen & Steers	132,899	$4,405,602
	Eaton Vance	101,500	3,068,345
†	Financial Engines	64,500	1,671,840
	Jefferies Group	65,000	1,326,000

			10,471,787

	Chemicals–0.56%
†	Intrepid Potash	80,000	2,600,000

			2,600,000

	Commercial Services & Supplies–3.27%
†	Copart	136,300	6,351,580
	Ritchie Brothers Auctioneers	178,500	4,906,965
†	Tetra Tech	170,000	3,825,000

			15,083,545

	Construction & Engineering–0.83%
†	AECOM Technology	140,000	3,827,600

			3,827,600

	Consumer Finance–0.63%
†	Green Dot Class A	40,900	1,389,782
†	NetSpend Holdings	152,500	1,525,000

			2,914,782

	Distributors–1.63%
†	LKQ	287,500	7,500,875

			7,500,875

	Diversified Consumer Services–3.73%
	DeVry	210,000	12,417,300
	Strayer Education	38,000	4,802,820

			17,220,120

	Diversified Financial Services–2.46%
†	MSCI Class A	301,473	11,359,503

			11,359,503

	Electric Utilities–1.35%
	ITC Holdings	86,920	6,238,248

			6,238,248

	Electrical Equipment–2.16%
†	Generac Holdings	241,539	4,685,857
†	Polypore International	78,000	5,291,520

			9,977,377

	Energy Equipment & Services–6.67%
	Carbo Ceramics	52,639	8,577,525
	Core Laboratories	100,000	11,154,000
	Helmerich & Payne	90,000	5,950,800
†	SEACOR Holdings	50,800	5,077,968

			30,760,293

	Food & Staples Retailing–0.93%
†	United Natural Foods	100,000	4,267,000

			4,267,000

	Food Products–3.67%
	Diamond Foods	102,500	7,824,850
†	Dole Food	310,000	4,191,200
†	TreeHouse Foods	90,000	4,914,900

			16,930,950

	Health Care Equipment & Supplies–4.14%
†	Edwards Lifesciences	90,000	7,846,200
†	Gen-Probe	60,000	4,149,000
†	IDEXX Laboratories	78,500	6,088,460
†	Neogen	22,400	1,012,704

			19,096,364

	Health Care Providers & Services–4.61%
†	AMERIGROUP	180,000	12,684,600
†	Community Health Systems	240,000	6,163,200
†	Vanguard Health Systems	46,447	797,495
†	VCA Antech	77,500	1,643,000

			21,288,295

	Health Care Technology–0.21%
†	Allscripts Healthcare Solutions	50,000	971,000

			971,000

	Hotels, Restaurants & Leisure–8.90%
	Choice Hotels International	267,000	8,907,120
†	Panera Bread Class A	59,000	7,413,940
†	Peet’s Coffee & Tea	122,600	7,074,020
†	Penn National Gaming	163,000	6,575,420
	Vail Resorts	240,000	11,092,800

			41,063,300

	Household Products–0.75%
	Church & Dwight	85,200	3,454,008

			3,454,008

	Insurance–2.42%
†	Arch Capital Group	240,000	7,660,800
	Primerica	160,000	3,515,200

			11,176,000

	Internet & Catalog Retail–0.87%
†	Blue Nile	91,000	4,002,180

			4,002,180

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Internet Software & Services–2.24%
†	Equinix	61,550	$6,217,781
†	WebMD Health Class A	90,000	4,102,200

			10,319,981

	IT Services–2.95%
†	Booz Allen Hamilton Holding	75,661	1,445,882
†	Gartner	184,435	7,430,886
	MAXIMUS	57,000	4,715,610

			13,592,378

	Life Sciences Tools & Services–3.37%
†	Mettler-Toledo International	65,000	10,963,550
	Techne	55,000	4,585,350

			15,548,900

	Machinery–1.72%
†	Colfax	24,000	595,200
†	Middleby	55,000	5,172,200
	Valmont Industries	22,500	2,168,775

			7,936,175

	Media–1.78%
	Morningstar	120,000	7,293,600
†	New York Times Class A	105,500	919,960

			8,213,560

	Metals & Mining–0.38%
†	Molycorp	29,054	1,774,037

			1,774,037

	Oil, Gas & Consumable Fuels–5.24%
†	Brigham Exploration	100,000	2,993,000
†	Concho Resources	27,000	2,479,950
†	Denbury Resources	95,000	1,900,000
†	GeoResources	85,000	1,911,650
†	Oasis Petroleum	12,360	366,845
	SM Energy	80,000	5,878,400
	Southern Union	144,000	5,781,600
	Targa Resources	86,196	2,884,118

			24,195,563

	Pharmaceuticals–0.64%
#†	CFR Pharmaceuticals 144A ADR	109,291	2,962,322

			2,962,322

	Professional Services–1.47%
†	CoStar Group	89,951	5,332,295
†	IHS Class A	9,000	750,780
†	RPX	25,296	709,047

			6,792,122

	Real Estate Investment Trusts–3.97%
	Alexander’s	12,000	4,764,000
	Alexandria Real Estate Equities	35,000	2,709,700
	American Assets Trust	100,000	2,245,000
	American Campus Communities	38,000	1,349,760
	Douglas Emmett	280,000	5,569,200
	LaSalle Hotel Properties	64,500	1,698,930

			18,336,590

	Road & Rail–3.51%
†	Genesee & Wyoming Class A	200,000	11,728,000
	Landstar System	60,000	2,788,800
†	Zipcar	82,000	1,673,620

			16,190,420

	Software–6.96%
†	Advent Software	107,000	3,014,190
†	ANSYS	130,000	7,107,100
†	Blackboard	12,116	525,713
†	Concur Technologies	68,000	3,404,760
	FactSet Research Systems	52,400	5,361,568
	Pegasystems	119,000	5,539,450
†	RealPage	79,500	2,104,365
†	SS&C Technologies Holdings	165,000	3,278,550
†	Synchronoss Technolgies	56,267	1,785,352

			32,121,048

	Specialty Retail–2.84%
†	Dick’s Sporting Goods	244,600	9,404,870
†	Lumber Liquidators Holdings	100,000	2,540,000
†	Penske Auto Group	50,000	1,137,000

			13,081,870

	Textiles, Apparel & Luxury Goods–3.86%
	Polo Ralph Lauren	70,000	9,282,700
†	Under Armour Class A	110,000	8,504,100

			17,786,800

	Trading Companies & Distributors–0.89%
†	Air Lease	18,418	447,373
	MSC Industrial Direct Class A	55,000	3,647,050

			4,094,423

	Total Common Stock (Cost $246,239,356)		433,149,416

	SHORT-TERM INVESTMENT–6.45%
	Money Market Mutual Fund–6.45%
	Dreyfus Treasury & Agency Cash Management Fund	29,778,899	29,778,899

	Total Short-Term Investment (Cost $29,778,899)		29,778,899

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.33% (Cost $276,018,255)	$462,928,315

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.33%)	(1,542,853)

NET ASSETS APPLICABLE TO 13,657,631 SHARES OUTSTANDING–100.00%	$461,385,462

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($70,105,303 / 2,057,116 Shares)	$34.079

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($391,280,159 / 11,600,515 Shares)	$33.730

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$263,045,225
Accumulated net realized gain on investments	11,430,177
Net unrealized appreciation of investments	186,910,060

Total net assets	$461,385,462

†	Non income producing security.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $2,962,322, which represented 0.64% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

ADR–American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$982,357
Foreign tax withheld	(13,123)

969,234

EXPENSES:
Management fees	2,186,739
Distribution expenses-Service Class	468,874
Accounting and administration expenses	100,421
Reports and statements to shareholders	44,006
Professional fees	12,685
Trustees’ fees	5,861
Custodian fees	5,721
Pricing fees	562
Other	5,329

2,830,198
Less expenses waived/reimbursed	(87,115)

Total operating expenses	2,743,083

NET INVESTMENT LOSS	(1,773,849)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	33,148,995
Net change in unrealized appreciation/depreciation of investments	15,494,643

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	48,643,638

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,869,789

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,773,849)	$(1,714,712)
Net realized gain on investments	33,148,995	24,846,033
Net change in unrealized appreciation/ depreciation of investments	15,494,643	60,939,286

Net increase in net assets resulting from operations	46,869,789	84,070,607

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,217,473	10,404,667
Service Class	46,020,444	53,055,226

	75,237,917	63,459,893

Cost of shares repurchased:
Standard Class	(6,263,621)	(33,105,085)
Service Class	(49,632,826)	(63,519,722)

	(55,896,447)	(96,624,807)

Increase (decrease) in net assets derived from capital share transactions	19,341,470	(33,164,914)

NET INCREASE IN NET ASSETS	66,211,259	50,905,693
NET ASSETS:
Beginning of period	395,174,203	344,268,510

End of period (there was no undistributed net investment income at either period end)	$461,385,462	$395,174,203

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months
	Ended						6/5/07[2]
	6/30/11[1]	Year Ended					to
	(Unaudited)	12/31/10		12/31/09		12/31/08	12/31/07

Net asset value, beginning of period	$30.546	$24.109		$17.386		$29.986	$31.455

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.097)	(0.069)		(0.125)		(0.095)	0.009
Net realized and unrealized gain (loss) on investments	3.630	6.506		6.848		(11.146)	(1.478)

Total from investment operations	3.533	6.437		6.723		(11.241)	(1.469)

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(1.359)	—

Total dividends and distributions	—	—		—		(1.359)	—

Net asset value, end of period	$34.079	$30.546		$24.109		$17.386	$29.986

Total return[4]	11.57%	26.70%		38.67%		(38.98% )	(4.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,105	$40,730		$53,680		$28,648	$16,095
Ratio of expenses to average net assets	1.04%	1.04%		1.04%		1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	1.09%		1.09%		1.09%	1.08%
Ratio of net investment income (loss) to average net assets	(0.60% )	(0.27%	)	(0.63%	)	(0.38% )	0.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.64% )	(0.32%	)	(0.68%	)	(0.43% )	0.01%
Portfolio turnover	13%	14%		10%		23%	23% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10		12/31/09		12/31/08	12/31/07[2]	12/31/06[2]

Net asset value, beginning of period	$30.270	$23.951		$17.315		$29.944	$32.302	$27.961

Income (loss) from investment operations:
Net investment loss[3]	(0.135)	(0.133)		(0.174)		(0.156)	(0.124)	(0.240)
Net realized and unrealized gain (loss) on investments	3.595	6.452		6.810		(11.114)	1.314	4.581

Total from investment operations	3.460	6.319		6.636		(11.270)	1.190	4.341

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(1.359)	(3.548)	—

Total dividends and distributions	—	—		—		(1.359)	(3.548)	—

Net asset value, end of period	$33.730	$30.270		$23.951		$17.315	$29.944	$32.302

Total return[4]	11.43%	26.38%		38.32%		(39.13% )	3.42%	15.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$391,280	$354,444		$290,589		$212,368	$344,883	$310,952
Ratio of expenses to average net assets	1.29%	1.29%		1.29%		1.29%	1.29%	1.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.33%	1.34%		1.34%		1.34%	1.32%	1.32%
Ratio of net investment loss to average net assets	(0.85% )	(0.52%	)	(0.88%	)	(0.63% )	(0.39% )	(0.77%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.89% )	(0.57%	)	(0.93%	)	(0.68% )	(0.42% )	(0.77%	)
Portfolio turnover	13%	14%		10%		23%	23%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective June 5, 2007, the Baron Capital Asset Fund (the Baron Fund), a series of the Baron Capital Funds Trust, was reorganized into the Fund. The Service Class shares financial highlights for the periods prior to June 5, 2007 reflect the performance of the Insurance Shares Class of the Baron Fund.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies), and other insurance companies for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and medium sized companies with under valued assets or favorable growth prospects. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. The commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $8,293 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 1.00% of the average daily net assets of the Fund.

BAMCO, Inc. (BAMCO) (Sub-Advisor) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays BAMCO at an annual rate of 0.50% of the Fund’s average daily net assets.

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011 fees for administrative and legal services amounted to $21,867 and $1,832, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$350,202
Distribution fees payable to LFD	77,352

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $56,735,041 and sales of $58,565,164 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $276,063,204. At June 30, 2011, net unrealized appreciation was $186,865,111, of which $189,843,729 related to unrealized appreciation of investments and $2,978,618 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$430,187,094	$2,962,322	$433,149,416
Short-Term Investment	29,778,899	–	29,778,899

Total	$459,965,993	$2,962,322	$462,928,315

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010.

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$263,045,225
Realized gains 1/1/11-6/30/11	33,147,631
Capital loss carryforwards as of 12/31/10	(21,672,505)
Unrealized appreciation of investments	186,865,111

Net assets	$461,385,462

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Paid-in
Investment Loss	Capital

$1,773,849	$(1,773,849)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $21,672,505 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $33,147,631 which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	912,740	405,259
Service Class	1,420,668	2,050,687

	2,333,408	2,455,946

Shares repurchased:
Standard Class	(189,019)	(1,298,383)
Service Class	(1,529,483)	(2,473,895)

	(1,718,502)	(3,772,278)

Net increase (decrease)	614,906	(1,316,332)

7.	Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

9.	Subsequent Event
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund–12

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation
Protected Bond Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP BlackRock Inflation Protected Bond Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP BlackRock Inflation Protected Bond Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,050.20	0.54%	$2.75
Service Class Shares	1,000.00	1,049.00	0.79%	4.01

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
Service Class Shares	1,000.00	1,020.88	0.79%	3.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Agency Mortgage-Backed Securities	17.67%

Corporate Bonds	0.09%

Sovereign Bonds	16.37%

France	8.27%
Germany	8.10%

U.S. Treasury Obligations	53.40%

Short-Term Investments	12.70%

Total Value of Securities	100.23%

Liabilities Net of Receivables and Other Assets	(0.23%)

Total Net Assets	100.00%

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Principal		Value
		Amount°		(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES–17.67%
	Fannie Mae S.F. 30 yr 4.50% 6/1/41		15,300,000	$15,853,274
	Freddie Mac S.F. 30 yr 5.50% 8/1/38		14,619,276	15,851,009
	GNMA2 S.F. 30 yr 4.50% 5/20/41		14,969,560	15,787,429

	Total Agency Mortgage-Backed Securities (Cost $47,699,476)			47,491,712

	CORPORATE BONDS–0.09%
	Capital Markets–0.05%
•	Morgan Stanley 4.88% 3/5/18		143,000	146,794

				146,794

	Insurance–0.04%
•	Prudential Financial 5.06% 6/10/15		114,000	115,215

				115,215

	Total Corporate Bonds (Cost $250,920)			262,009

	SOVEREIGN BONDS–16.37%
	France–8.27%
	France Government Bond O.A.T 1.60% 7/25/15	EUR	14,741,077	22,228,173

				22,228,173

	Germany–8.10%
	Deutschland Republic Inflation Linked 1.50% 4/15/16	EUR	14,439,780	21,780,963

				21,780,963

	Total Sovereign Bonds (Cost $43,532,542)			44,009,136

	U.S. TREASURY OBLIGATIONS–53.40%
	U. S. Treasury Inflation Index Bonds
	1.75% 1/15/28		6,366,211	6,673,578
	2.00% 1/15/26		1,099,165	1,202,727
	2.125% 2/15/40		14,274,610	15,564,906
	2.125% 2/15/41		10,199,031	11,103,399
	2.375% 1/15/25		10,461,985	12,041,096
	2.375% 1/15/27		7,049,495	8,051,849
	2.50% 1/15/29		3,598,300	4,186,960
	¥ 3.375% 4/15/32		329,441	436,535
	¥ 3.625% 4/15/28		3,045,283	4,015,729
	¥ 3.875% 4/15/29		3,851,202	5,284,268
	U.S. Treasury Inflation Index Notes
	0.125% 4/15/16		804,947	823,624
	¥ 0.50% 4/15/15		1,552,979	1,620,679
	0.625% 4/15/13		2,606,947	2,685,359
	1.125% 1/15/21		2,941,480	3,057,301
	1.25% 4/15/14		269,931	286,527
	1.375% 7/15/18		6,220,273	6,759,689
	1.375% 1/15/20		1,682,489	1,805,783
	1.625% 1/15/15		541,816	588,040
	1.625% 1/15/18		328,509	361,566
	1.875% 7/15/13		3,183,830	3,384,809
	1.875% 7/15/15		13,116,727	14,471,436
	2.00% 4/15/12		26,030,473	26,605,982
	2.00% 1/15/14		2,647,388	2,853,802
	2.00% 7/15/14		358	391
	2.125% 1/15/19		832,794	947,044
	2.375% 1/15/17		3,593,336	4,102,579
	2.50% 7/15/16		2,438,915	2,793,322
	2.625% 7/15/17		211,606	246,356
	3.125% 5/15/21		1,595,000	1,590,767

	Total U.S. Treasury Obligations (Cost $140,237,534)			143,546,103

		Number of
		Shares

	SHORT-TERM INVESTMENTS–12.70%
	Money Market Mutual Funds–12.70%
	BlackRock Liquidity Funds		18,751,692	18,751,691
	Dreyfus Treasury Cash Management Fund		15,374,737	15,374,737

	Total Short-Term Investments (Cost $34,126,428)			34,126,428

TOTAL VALUE OF SECURITIES–100.23% (Cost $265,846,900)	269,435,388

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(622,426)

NET ASSETS APPLICABLE TO 25,280,213 SHARES OUTSTANDING–100.00%	$268,812,962

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($145,467,533 / 13,671,343 Shares)	$10.640

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($123,345,429 / 11,608,870 Shares)	$10.625

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unauthorization-no par)	$256,260,713
Undistributed net investment income	5,401,062
Accumulated net realized gain on investments	3,887,379
Net unrealized appreciation of investments and foreign currencies	3,263,808

Total net assets	$268,812,962

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)

EUR–European Monetary Unit
USD–United States Dollar

¥	Fully or partially pledged as collateral for futures contracts.

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.

Summary of Abbreviations:
CITI–Citigroup Global Markets
GNMA–Government National Mortgage Association
MNB–Mellon National Bank
O.A.T–Obligations Assimilables du Trésor
S.F.–Single Family
TIPS–Treasury Inflation-Protected Securities
yr–Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CITI	EUR	(30,625,500)	USD	43,660,857	7/27/11	$(713,121)
MNB	EUR	(86,400)	USD	125,284	7/1/11	3
MNB	EUR	(350,000)	USD	507,147	7/27/11	23

						$(713,095)

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(240)	Euro Bobl	$(40,239,806)	$(40,571,239)	9/8/11	$(331,433)
(66)	U.S. Long Bond	(8,267,464)	(8,120,062)	9/21/11	147,402
(249)	U.S. Treasury 5 yr Notes	(29,968,516)	(29,679,633)	9/30/11	288,883
(3)	U.S. Treasury 10 yr Notes	(368,017)	(366,984)	9/21/11	1,033
(3)	U.S. Ultra Bond	(382,090)	(378,750)	9/21/11	3,340

		$(79,225,893)			$109,225

Swap Contract
Index Swap Contract

			Unrealized
Notional	Expiration		Appreciation
Value	Date	Description	(Depreciation)

$82,479,000	7/27/11	Agreement with Barclays to receive the notional amount multiplied by the Barclays Capital TIPS Index (LBUTTRUU) Daily Index Levels and to pay the notional amount multiplied by the fixed rate of 0.3158%.	$(351,682)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$5,572,989
Dividends	171

5,573,160

EXPENSES:
Management fees	498,020
Distribution expenses-Service Class	82,105
Accounting and administration expenses	50,795
Reports and statements to shareholders	15,924
Professional fees	15,224
Custodian fees	5,881
Pricing fees	2,681
Trustees’ fees	2,535
Other	3,288

Total operating expenses	676,453

NET INVESTMENT INCOME	4,896,707

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	2,680,071
Futures contracts	(1,358,635)
Foreign currencies	289,982
Swap contracts	630,602

Net realized gain	2,242,020
Net change in unrealized appreciation/depreciation of investments and foreign currencies	4,445,110

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	6,687,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,583,837

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund
Statement of Changes in Net Assets

	Six Months
	Ended	5/3/10*
	6/30/11	to
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,896,707	$1,017,538
Net realized gain on investments and foreign currencies	2,242,020	2,667,721
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	4,445,110	(1,181,302)

Net increase in net assets resulting from operations	11,583,837	2,503,957

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,499,086)
Service Class	—	(36,465)

	—	(1,535,551)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,808,762	158,745,122
Service Class	120,560,695	15,989,084
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,499,086
Service Class	—	36,465

	148,369,457	176,269,757

Cost of shares repurchased:
Standard Class	(38,768,033)	(13,027,142)
Service Class	(15,937,110)	(646,210)

	(54,705,143)	(13,673,352)

Increase in net assets derived from capital share transactions	93,664,314	162,596,405

NET INCREASE IN NET ASSETS	105,248,151	163,564,811

NET ASSETS:
Beginning of period	163,564,811	—

End of period (including undistributed net investment income of $5,401,062 and $109,614, respectively)	$268,812,962	$163,564,811

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were follows:

	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months
	Ended	5/3/10[2]
	6/30/11[1]	to
	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.131	$10.000

Income from investment operations:
Net investment income[3]	0.230	0.080
Net realized and unrealized gain on investments and foreign currencies	0.279	0.156

Total from investment operations	0.509	0.236

Less dividends and distributions from:
Net investment income	—	(0.105)

Total dividends and distributions	—	(0.105)

Net asset value, end of period	$10.640	$10.131

Total return[4]	5.02%	2.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,468	$148,262
Ratio of expenses to average net assets	0.54%	0.55%
Ratio of net investment income to average net assets	4.49%	1.18%
Portfolio turnover	131%	359%
1Ratios have been annualized and total return and portfolio turnover have not been annualized.

2Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

3The average shares outstanding method has been applied for per share information.

4Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were follows:

	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months
	Ended	5/3/10[2]
	6/30/11[1]	to
	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.129	$10.000

Income from investment operations:
Net investment income[3]	0.219	0.063
Net realized and unrealized gain on investments and foreign currencies	0.277	0.155

Total from investment operations	0.496	0.218

Less dividends and distributions from:
Net investment income	—	(0.089)

Total dividends and distributions	—	(0.089)

Net asset value, end of period	$10.625	$10.129

Total return[4]	4.90%	2.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123,345	$15,303
Ratio of expenses to average net assets	0.79%	0.80%
Ratio of net investment income to average net assets	4.24%	0.93%
Portfolio turnover	131%	359%
1Ratios have been annualized and total return and portfolio turnover have not been annualized.

2Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

3The average shares outstanding method has been applied for per share information.

4Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services,

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates (continued)

LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of average daily net assets in excess of $500 million.

Prior to May 1, 2011, LIAC contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.57% of average daily net assets of the Fund.

BlackRock Financial Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.15% for the first $100 million of the Fund’s average daily net assets; 0.08% of the next $400 million; and 0.05% of the Fund’s average daily net assets in excess of $500 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $11,067 and $905, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$95,273
Distribution fees payable to LFD	23,240

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $208,747,378 and sales of $163,073,008 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $304,023,898 and sales of $284,383,751 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $266,638,050. At June 30, 2011, net unrealized appreciation was $2,797,338, of which $4,169,947 related to unrealized appreciation of investments and $1,372,609 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$47,491,712	$—	$47,491,712
Corporate Debt	—	262,009	—	262,009
Foreign Debt	—	44,009,136	—	44,009,136
U.S. Treasury Obligations	—	143,546,103	—	143,546,103
Short-Term Investments	34,126,428	—	—	34,126,428

Total	$34,126,428	$235,308,960	$—	$269,435,388

Foreign Currency Exchange Contracts	$—	$(713,095)	$—	$(713,095)

Futures Contracts	$109,225	$—	$—	$109,225

Swap Contract	$—	$—	$(351,682)	$(351,682)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Swap Contract

Balance as of 12/31/10	$(215,027)
Net change in unrealized appreciation/depreciation	(136,655)

Balance as of 6/30/11	$(351,682)

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$(136,655)

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 Investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the period May 3, 2010 through December 31, 2010 was as follows:

5/3/10*
to
12/31/10

Ordinary income	$1,535,551

*	Date of commencement of operations.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$256,260,713
Undistributed ordinary income	9,595,646
Undistributed long-term capital gains	307,336
Unrealized appreciation on investments and foreign currencies	3,212,866
Other temporary differences	(563,599)

Net assets	$268,812,962

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, straddles, tax treatment of swap contracts, and mark-to-market of foreign currency contracts and futures contracts.

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and paydown gain (loss) of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$394,741
Accumulated net realized gain	(394,741)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	5/3/10*
	Ended	to
	6/30/11	12/31/10

Shares sold:
Standard Class	2,723,501	15,763,762
Service Class	11,628,607	1,571,191
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	147,403
Service Class	—	3,586

	14,352,108	17,485,942

Shares repurchased:
Standard Class	(3,687,319)	(1,276,004)
Service Class	(1,530,575)	(63,939)

	(5,217,894)	(1,339,943)

Net increase	9,134,214	16,145,999

*	Date of commencement of operations.

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

Swap Contracts–The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps.  Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.  Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$26	Liabilities net of receivables and other assets	$(713,121)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	440,657	Liabilities net of receivables and other assets	(331,432)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(351,682)

Total		$440,683		$(1,396,235)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 was as follows:

			Change in Unrealized
		Realized Gain or	Appreciation or
	Location of Gain or Loss	Loss on Derivatives	Depreciation on Derivatives
	on Derivatives Recognized in Income	Recognized in Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(1,412,350)*	$(288,738)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(1,358,635)	777,645
Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	630,602	(136,655)

Total		$(2,140,383)	$352,252

*	Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported with the Fund’s Statement of Operations.

8.	Credit and Market Risk
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454 -6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP Capital Growth Fund

LVIP Capital Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Capital Growth Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Capital Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,075.20	0.79%	$4.06
Service Class Shares	1,000.00	1,073.90	1.04%	5.35

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
Service Class Shares	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.44%

Aerospace & Defense	0.59%
Air Freight & Logistics	0.45%
Auto Components	2.06%
Automobiles	1.44%
Capital Markets	3.25%
Chemicals	2.67%
Communications Equipment	6.04%
Computers & Peripherals	9.40%
Consumer Finance	0.55%
Electrical Equipment	1.04%
Electronic Equipment, Instruments & Components	0.38%
Energy Equipment & Services	4.39%
Food Products	3.57%
Health Care Equipment & Supplies	2.99%
Hotels, Restaurants & Leisure	2.75%
Internet & Catalog Retail	2.79%
Internet Software & Services	4.06%
IT Services	3.19%
Life Sciences Tool & Services	1.94%
Machinery	7.79%
Media	3.88%
Metals & Mining	2.38%
Oil, Gas & Consumable Fuels	4.57%
Road & Rail	0.30%
Semiconductors & Semiconductor Equipment	9.11%
Software	10.17%
Specialty Retail	1.34%
Textiles, Apparel & Luxury Goods	5.35%

Short-Term Investment	0.81%

Total Value of Securities	99.25%

Receivables and Other Assets Net of Liabilities	0.75%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	5.25%
Altera	3.97%
Green Mountain Coffee Roasters	3.57%
Oracle	3.47%
eBay	3.30%
EMC	2.81%
Citrix Systems	2.62%
QUALCOMM	2.11%
Johnson Controls	2.06%
BMC Software	2.04%

Total	31.20%

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.44%
	Aerospace & Defense–0.59%
	Precision Castparts	11,065	$1,821,852

			1,821,852

	Air Freight & Logistics–0.45%
	C.H. Robinson Worldwide	17,535	1,382,459

			1,382,459

	Auto Components–2.06%
	Johnson Controls	153,205	6,382,520

			6,382,520

	Automobiles–1.44%
	Harley-Davidson	108,810	4,457,946

			4,457,946

	Capital Markets–3.25%
	Ameriprise Financial	78,010	4,499,617
	BlackRock	27,980	5,366,844
†	LPL Investment Holdings	5,700	194,997

			10,061,458

	Chemicals–2.67%
	Monsanto	71,830	5,210,548
	Mosaic	45,075	3,052,930

			8,263,478

	Communications Equipment–6.04%
†	Acme Packet	44,755	3,138,668
†	F5 Networks	26,445	2,915,561
†	Juniper Networks	193,885	6,107,378
	QUALCOMM	115,150	6,539,368

			18,700,975

	Computers & Peripherals–9.40%
†	Apple	48,375	16,238,037
†	EMC	315,185	8,683,347
†	NetApp	79,030	4,171,203

			29,092,587

	Consumer Finance–0.55%
	American Express	33,045	1,708,427

			1,708,427

	Electrical Equipment–1.04%
	AMETEK	72,000	3,232,800

			3,232,800

	Electronic Equipment, Instruments & Components–0.38%
†	Dolby Laboratories Class A	27,500	1,167,650

			1,167,650

	Energy Equipment & Services–4.39%
	ENSCO ADR	65,240	3,477,292
	National Oilwell Varco	50,730	3,967,593
	Schlumberger	70,990	6,133,536

			13,578,421

	Food Products–3.57%
†	Green Mountain Coffee Roasters	123,650	11,036,999

			11,036,999

	Health Care Equipment & Supplies–2.99%
	Covidien	52,900	2,815,867
†	Edwards Lifesciences	39,975	3,485,021
†	Hologic	146,495	2,954,804

			9,255,692

	Hotels, Restaurants & Leisure–2.75%
†	Las Vegas Sands	67,145	2,834,190
†	MGM Resorts International	231,905	3,063,465
	Starbucks	66,085	2,609,697

			8,507,352

	Internet & Catalog Retail–2.79%
†	Amazon.com	8,640	1,766,794
†	NetFlix	3,385	889,206
†	priceline.com	11,680	5,979,342

			8,635,342

	Internet Software & Services–4.06%
†	eBay	316,330	10,207,969
	VeriSign	70,200	2,348,892

			12,556,861

	IT Services–3.19%
	Accenture Class A	35,575	2,149,442
†	Alliance Data Systems	47,040	4,425,052
†	Cognizant Technology Solutions Class A	44,865	3,290,399

			9,864,893

	Life Sciences Tools & Services–1.94%
†	Agilent Technologies	117,740	6,017,691

			6,017,691

	Machinery–7.79%
	Caterpillar	33,225	3,537,134
	Cummins	43,850	4,538,037
	Eaton	61,215	3,149,512
	Illinois Tool Works	60,535	3,419,622
	Joy Global	43,710	4,162,940
	PACCAR	103,625	5,294,201

			24,101,446

	Media–3.88%
	Disney (Walt)	96,460	3,765,798
	News Class A	324,205	5,738,429
†	Sirius XM Radio	1,137,195	2,490,457

			11,994,684

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Metals & Mining–2.38%
	Freeport-McMoRan Copper & Gold	49,320	$2,609,028
	Rio Tinto ADR	38,425	2,778,896
	Walter Energy	17,165	1,987,707

			7,375,631

	Oil, Gas & Consumable Fuels–4.57%
	Anadarko Petroleum	60,335	4,631,314
	Consol Energy	72,060	3,493,469
	EOG Resources	42,425	4,435,534
	Occidental Petroleum	15,330	1,594,933

			14,155,250

	Road & Rail–0.30%
	Hunt (J.B.) Transport	19,545	920,374

			920,374

	Semiconductors & Semiconductor Equipment–9.11%
	Altera	265,185	12,291,325
	Analog Devices	123,450	4,831,833
†	Broadcom Class A	135,960	4,573,694
†	Skyworks Solutions	102,920	2,365,102
	Texas Instruments	125,365	4,115,733

			28,177,687

	Software–10.17%
†	BMC Software	115,519	6,318,889
†	Citrix Systems	101,345	8,107,601
	Oracle	326,685	10,751,204
†	Rovi	52,120	2,989,603
†	salesforce.com	10,835	1,614,198
†	VMware Class A	16,795	1,683,363

			31,464,858

	Specialty Retail–1.34%
	Abercrombie & Fitch Class A	61,970	4,147,032

			4,147,032

	Textiles, Apparel & Luxury Goods–5.35%
	Coach	75,465	4,824,477
†	Fossil	33,890	3,989,531
†	lululemon athletica	24,150	2,700,453
	Polo Ralph Lauren	38,010	5,040,506

			16,554,967

	Total Common Stock (Cost $234,737,767)		304,617,332

	SHORT-TERM INVESTMENT–0.81%
	Money Market Mutual Fund–0.81%
	Dreyfus Treasury & Agency Cash Management Fund	2,506,562	2,506,562

	Total Short-Term Investment (Cost $2,506,562)		2,506,562

TOTAL VALUE OF SECURITIES–99.25% (Cost $237,244,329)	307,123,894

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	2,319,016

NET ASSETS APPLICABLE TO 11,259,342 SHARES OUTSTANDING–100.00%	$309,442,910

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND STANDARD CLASS ($119,606,754 / 4,343,010 Shares)	$27.540

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND SERVICE CLASS ($189,836,156 / 6,916,332 Shares)	$27.448

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$301,963,147
Undistributed net investment income	221,226
Accumulated net realized loss on investments	(62,621,028)
Net unrealized appreciation of investments and foreign currencies	69,879,565

Total net assets	$309,442,910

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–4

LVIP Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,345,523
Foreign tax withheld	(11,172)

1,334,351

Expenses:
Management fees	1,014,871
Distribution expenses-Service Class	208,517
Accounting and administration expenses	65,600
Reports and statements to shareholders	29,119
Professional fees	11,125
Trustees’ fees	3,906
Custodian fees	2,986
Pricing fees	302
Other	4,086

Total operating expenses	1,340,512

NET INVESTMENT LOSS	(6,161)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	5,236,697
Foreign currencies	3,994

Net realized gain	5,240,691
Net change in unrealized appreciation/depreciation of investments and foreign currencies	14,947,002

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	20,187,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,181,532

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,161)	$286,064
Net realized gain on investments and foreign currencies	5,240,691	12,407,233
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	14,947,002	28,755,426

Net increase in net assets resulting from operations	20,181,532	41,448,723

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(44,366)

	—	(44,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,866,051	5,045,413
Service Class	43,641,895	77,185,211
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	44,366

	45,507,946	82,274,990

Cost of shares repurchased:
Standard Class	(8,370,164)	(19,197,619)
Service Class	(11,707,616)	(11,787,726)

	(20,077,780)	(30,985,345)

Increase in net assets derived from capital share transactions	25,430,166	51,289,645

NET INCREASE IN NET ASSETS	45,611,698	92,694,002
NET ASSETS:
Beginning of period	263,831,212	171,137,210

End of period (including undistributed net investment income of $221,226 and $220,921, respectively)	$309,442,910	$263,831,212

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–5

LVIP Capital Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$25.613	$21.540	$16.019	$27.511	$23.586	$22.507

Income (loss) from investment operations:
Net investment income[3]	0.019	0.057	0.094	0.068	0.045	0.029
Net realized and unrealized gain (loss) on investments and foreign currencies	1.908	4.026	5.490	(11.511)	3.906	1.051

Total from investment operations	1.927	4.083	5.584	(11.443)	3.951	1.080

Less dividends and distributions from:
Net investment income	—	(0.010)	(0.063)	(0.049)	(0.026)	(0.001)

Total dividends and distributions	—	(0.010)	(0.063)	(0.049)	(0.026)	(0.001)

Net asset value, end of period	$27.540	$25.613	$21.540	$16.019	$27.511	$23.586

Total return[4]	7.52%	18.95%	34.87%	(41.59% )	16.76%	4.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,607	$117,429	$112,475	$145,464	$262,609	$165,411
Ratio of expenses to average net assets	0.79%	0.80%	0.78%	0.78%	0.78%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.79%	0.81%	0.83%	0.81%	0.80%	0.80%
Ratio of net investment income to average net assets	0.14%	0.26%	0.52%	0.31%	0.18%	0.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.14%	0.25%	0.47%	0.28%	0.16%	0.13%
Portfolio turnover	25%	62%	102%	106%	104%	89%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the period prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–6

LVIP Capital Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Service Class
	Six Months
	Ended				4/30/07[2]
	6/30/11[1]		Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$25.559	$21.539	$16.020	$27.494	$24.406

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)	0.002	0.047	0.018	(0.027)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.903	4.018	5.484	(11.492)	3.115

Total from investment operations	1.889	4.020	5.531	(11.474)	3.088

Less dividends and distributions from:
Net investment income	—	—	(0.012)	—	—

Total dividends and distributions	—	—	(0.012)	—	—

Net asset value, end of period	$27.448	$25.559	$21.539	$16.020	$27.494

Total return[4]	7.39%	18.66%	34.53%	(41.73% )	12.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,836	$146,402	$58,662	$8,308	$1,989
Ratio of expenses to average net assets	1.04%	1.05%	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	1.04%	1.06%	1.08%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets	(0.11% )	0.01%	0.27%	0.06%	(0.15%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.11% )	0.00%	0.22%	0.03%	(0.18%	)
Portfolio turnover	25%	62%	102%	106%	104%	[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–7

LVIP Capital Growth Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Capital Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,476 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

LVIP Capital Growth Fund–8

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% on the first $100 million of the average daily net assets of the Fund; 0.70% on the next $150 million; 0.65% on the next $750 million; and 0.60% on average daily net assets in excess of $1 billion.

Prior to May 1, 2011, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.81% of average daily net assets of the Fund.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.45% of the first $100 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $100 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011 fees for administrative and legal services amounted to $14,278 and $1,202, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$171,612
Distribution fees payable to LFD	36,861

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $92,611,853 and sales of $71,580,009 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $238,098,177. At June 30, 2011, net unrealized appreciation was $69,025,717, of which $73,194,140 related to unrealized appreciation of investments and $4,168,423 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

Level 1
Common Stock	$304,617,332
Short-Term Investment	2,506,562

Total	$307,123,894

There were no Level 3 investments at the beginning or end of the period.

LVIP Capital Growth Fund–9

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$44,366

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$301,963,147
Undistributed ordinary income	221,226
Realized gains 1/1/11–6/30/11	4,030,734
Capital loss carryforwards as of 12/31/10	(65,797,914)
Unrealized appreciation of investments and foreign currencies	69,025,717

Net assets	$309,442,910

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and return of capital from investments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$6,466	$(3,994)	$(2,472)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $5,609,610 expires in 2011, $19,364,659 expires in 2016 and $40,823,645 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $4,030,734 which may reduce the capital loss carryforwards.

LVIP Capital Growth Fund–10

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	69,487	226,130
Service Class	1,626,944	3,515,209
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,777

	1,696,431	3,743,116

Shares repurchased:
Standard Class	(311,207)	(864,920)
Service Class	(438,743)	(510,611)

	(749,950)	(1,375,531)

Net increase	946,481	2,367,585

7.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Capital Growth Fund–11

LVIP Cohen & Steers Global Real Estate Fund

LVIP Cohen & Steers
Global Real Estate Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Cohen & Steers Global Real Estate Fund

Index

Disclosure of Fund Expenses	1
Security Type/Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Cohen & Steers Global Real Estate Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,048.90	0.88%	$4.47
Service Class Shares	1,000.00	1,047.70	1.13%	5.74

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.43	0.88%	$4.41
Service Class Shares	1,000.00	1,019.19	1.13%	5.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Cohen & Steers Global Real Estate Fund–1

LVIP Cohen & Steers Global Real Estate Fund

Security Type/Country and Sector Allocations and
Top 10 Equity Holdings
As of June 30, 2011

Percentage
Sector Type/Country	of Net Assets

Common Stock	98.95%

Australia	8.26%
Brazil	0.98%
Canada	4.16%
Finland	0.99%
France	4.19%
Germany	1.66%
Hong Kong	9.55%
Japan	10.47%
Netherlands	0.61%
Norway	0.57%
Philippines	0.99%
Singapore	3.58%
Sweden	1.53%
United Kingdom	7.40%
United States	44.01%

Short-Term Investment	1.01%

Total Value of Securities	99.96%

Receivables and Other Assets Net of Liabilities	0.04%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Diversified REITs	21.23%
Hotel, Resorts & Cruise Lines	1.18%
Industrial REITs	4.98%
Office REITs	6.99%
Real Estate Management & Development	29.86%
Residential REITs	9.17%
Retail REITs	20.67%
Specialized REITs	4.87%

Total	98.95%

REITs–Real Estate Investment Trusts

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Simon Property Group	5.08%
Mitsui Fudosan	4.12%
Sun Hung Kai Properties	3.70%
Unibail-Rodamco	3.34%
Vornado Realty Trust	3.18%
Westfield Group	3.13%
ProLogis	3.11%
Mitsubishi Estate	2.91%
Equity Residential	2.46%
Hongkong Land Holdings	2.44%

Total	33.47%

LVIP Cohen & Steers Global Real Estate Fund–2

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.95%Δ
	Australia–8.26%
	Dexus Property Group	2,542,578	$2,408,615
	FKP Property Group	654,216	493,308
	Goodman Group	3,399,146	2,576,666
	GPT Group	1,115,109	3,790,184
=†	GPT Group In-Specie	4,536,115	0
	Mirvac Group	471,888	634,628
	Stockland	854,295	3,133,244
	Westfield Group	853,918	7,958,232

			20,994,877

	Brazil–0.98%
	BR Properties	221,146	2,493,542

			2,493,542

	Canada–4.16%
	Boardwalk Real Estate Investment Trust	36,690	1,837,163
	Dundee Real Estate Investment Trust	91,000	3,066,674
	Primaris Retail Real Estate Investment Trust	107,665	2,350,009
	RioCan REIT	123,754	3,328,679

			10,582,525

	Finland–0.99%
	Sponda	432,693	2,516,468

			2,516,468

	France–4.19%
	Gecina	15,510	2,166,942
	Unibail-Rodamco	36,734	8,486,832

			10,653,774

	Germany–1.66%
	Alstria Office	73,034	1,101,391
	Deutsche Wohnen	178,931	3,113,506

			4,214,897

■	Hong Kong–9.55%
	China Overseas Land & Investment	1,204,160	2,590,486
	Hang Lung Properties	321,700	1,322,708
	Hongkong Land Holdings	870,600	6,208,354
	Hysan Development	122,000	605,217
	Link REIT	177,500	606,334
	Shagri-La Asia	44,612	109,522
	Sun Hung Kai Properties	643,443	9,405,517
	Swire Pacific Class A	24,500	360,710
	Wharf Holdings	441,580	3,079,347

			24,288,195

	Japan–10.47%
	Advance Residence Investment	303	634,091
	Mitsubishi Estate	421,000	7,387,614
	Mitsui Fudosan	607,620	10,463,677
	Nippon Building Fund	254	2,481,802
	Nomura Real Estate	138,500	2,308,945
	Sumitomo Realty & Development	121,000	2,703,971
	Tokyu Land	152,000	645,705

			26,625,805

	Netherlands–0.61%
	Corio	23,289	1,542,251

			1,542,251

	Norway–0.57%
	Norwegian Property	687,790	1,439,189

			1,439,189

	Philippines–0.99%
	SM Prime Holdings	9,217,391	2,513,093

			2,513,093

	Singapore–3.58%
	CapitaCommerical Trust	2,093,000	2,475,876
	CapitaMall Trust	1,209,000	1,842,837
	CapitaMalls Asia	1,062,035	1,275,092
†	Global Logistic Properties	2,082,000	3,497,697

			9,091,502

	Sweden–1.53%
	Castellum	82,402	1,233,733
	Fabege	264,433	2,657,571

			3,891,304

	United Kingdom–7.40%
	Atrium European Real Estate	184,482	1,214,799
	British Land	401,573	3,926,084
	Great Portland Estates	340,072	2,380,348
	Hammerson	586,157	4,531,582
	Land Securities Group	227,268	3,108,938
	Segro	729,269	3,656,331

			18,818,082

	United States–44.01%
	American Assets Trust	43,883	985,173
	Apartment Investment & Management Class A	72,851	1,859,886
	AvalonBay Communities	20,240	2,598,816
	Boston Properties	30,148	3,200,512
	Brookfield Office Properties	99,628	1,920,828
	Developers Diversified Realty	360,274	5,079,863
	DuPont Fabros Technology	77,349	1,949,195
	Equity Lifestyle Properties	1,497	93,473
	Equity Residential	104,192	6,251,520
	Federal Realty Investment Trust	22,660	1,930,179
†	First Industrial Realty Trust	190,478	2,180,973
†	Forest City Enterprises Class A	238,469	4,452,216
	General Growth Properties	340,122	5,676,636

LVIP Cohen & Steers Global Real Estate Fund–3

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	United States (continued)

	Hersha Hospitality Trust	186,927	$1,041,183
	Home Properties	41,184	2,507,282
	Host Hotels & Resorts	328,697	5,571,414
†	Hyatt Hotels Class A	71,018	2,898,955
	Kilroy Realty	63,375	2,502,679
	Kimco Realty	89,327	1,665,055
	Liberty Property Trust	110,767	3,608,789
	Macerich	72,692	3,889,022
	Post Properties	62,962	2,566,331
	ProLogis	220,694	7,909,673
	PS Business Parks	7,669	422,562
	Simon Property Group	111,019	12,903,731
	SL Green Realty	43,723	3,623,325
†	Sunstone Hotel Investors	293,469	2,720,458
	UDR	201,540	4,947,807
	Ventas	57,610	3,036,623
	Vornado Realty Trust	86,810	8,088,956
	Weingarten Realty Investors	150,266	3,780,693

			111,863,808

	Total Common Stock (Cost $196,871,613)		251,529,312

	SHORT-TERM INVESTMENT–1.01%
	Money Market Mutual Fund–1.01%
	Dreyfus Treasury & Agency Cash Management Fund	2,569,712	2,569,712

	Total Short-Term Investment (Cost $2,569,712)		2,569,712

TOTAL VALUE OF SECURITIES–99.96% (Cost $199,441,325)	254,099,024

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	102,291

NET ASSETS APPLICABLE TO 32,532,877 SHARES OUTSTANDING–100.00%	$254,201,315

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND STANDARD CLASS ($161,878,167 / 20,681,000 Shares)	$7.827

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND SERVICE CLASS ($92,323,148 / 11,851,877 Shares)	$7.790

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$289,453,345
Accumulated net investment loss	(609,182)
Accumulated net realized loss on investments	(89,305,632)
Net unrealized appreciation of investments and foreign currencies	54,662,784

Total net assets	$254,201,315

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Note to Financial Statements.”

†	Non income producing security.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
JPY–Japanese Yen
MNB–Mellon National Bank
PHP–Philippine Peso
REIT–Real Estate Investment Trust
USD–United States Dollar

LVIP Cohen & Steers Global Real Estate Fund–4

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets (continued)

1The following foreign currency exchange contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
MNB	EUR (6,457)	USD 9,327	7/1/11	$(36)
MNB	GBP 102,795	USD (165,079)	7/1/11	(105)
MNB	HKD (2,970,068)	USD 381,593	7/5/11	(90)
MNB	JPY 12,755,112	USD (157,824)	7/1/11	596
MNB	JPY 27,388,170	USD (339,636)	7/5/11	535
MNB	PHP (1,679,755)	USD 38,466	7/1/11	(287)
MNB	PHP (967,223)	USD 22,242	7/5/11	(65)

				$548

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund–5

LVIP Cohen & Steers Global Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,981,451
Foreign tax withheld	(258,748)

3,722,703

EXPENSES:
Management fees	1,148,164
Distribution expenses–Service Class	108,252
Custodian fees	70,894
Accounting and administration expenses	55,750
Reports and statements to shareholders	26,389
Professional fees	13,091
Pricing fees	3,964
Trustees’ fees	3,319
Other	4,307

1,434,130
Less expenses waived/reimbursed	(266,511)

Total operating expenses	1,167,619

NET INVESTMENT INCOME	2,555,084

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	9,285,301
Foreign currencies	(234,892)

Net realized gain	9,050,409
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(130,368)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	8,920,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,475,125

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,555,084	$5,903,974
Net realized gain on investments and foreign currencies	9,050,409	27,979,697
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	(130,368)	2,453,133

Net increase in net assets resulting from operations	11,475,125	36,336,804

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,402,162	34,972,561
Service Class	18,103,449	27,624,018

	34,505,611	62,596,579

Cost of shares repurchased:
Standard Class	(11,166,597)	(59,696,896)
Service Class	(10,794,068)	(19,148,443)

	(21,960,665)	(78,845,339)

Increase (decrease) in net assets derived from capital share transactions	12,544,946	(16,248,760)

NET INCREASE IN NET ASSETS	24,020,071	20,088,044
NET ASSETS:
Beginning of period	230,181,244	210,093,200

End of period (including accumulated net investment loss of $609,182 and $2,929,374, respectively)	$254,201,315	$230,181,244

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund–6

LVIP Cohen & Steers Global Real Estate Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund Standard Class
	Six Months
	Ended				4/30/07[2]
	6/30/11[1]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$7.462	$6.326	$4.591	$8.051	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.084	0.185	0.131	0.167	0.111
Net realized and unrealized gain (loss) on investments and foreign currencies	0.281	0.951	1.604	(3.534)	(2.013)

Total from investment operations	0.365	1.136	1.735	(3.367)	(1.902)

Less dividends and distributions from:
Net investment income	—	—	—	(0.093)	(0.047)

Total dividends and distributions	—	—	—	(0.093)	(0.047)

Net asset value, end of period	$7.827	$7.462	$6.326	$4.591	$8.051

Total return[4]	4.89%	17.96%	37.79%	(42.03% )	(19.04% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$161,878	$149,233	$149,081	$97,428	$151,254
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.10%	1.10%	1.14%	1.13%	1.10%
Ratio of net investment income to average net assets	2.20%	2.80%	2.63%	2.48%	1.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.98%	2.58%	2.37%	2.20%	1.64%
Portfolio turnover	45%	119%	180%	125%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund–7

LVIP Cohen & Steers Global Real Estate Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund Service Class
	Six Months
	Ended				4/30/07[2]
	6/30/11[1]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$7.435	$6.319	$4.598	$8.049	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.074	0.169	0.118	0.151	0.097
Net realized and unrealized gain (loss) on investments and foreign currencies	0.281	0.947	1.603	(3.528)	(2.013)

Total from investment operations	0.355	1.116	1.721	(3.377)	(1.916)

Less dividends and distributions from:
Net investment income	—	—	—	(0.074)	(0.035)

Total dividends and distributions	—	—	—	(0.074)	(0.035)

Net asset value, end of period	$7.790	$7.435	$6.319	$4.598	$8.049

Total return[4]	4.77%	17.66%	37.43%	(42.17% )	(19.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,323	$80,948	$61,012	$42,103	$34,207
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.35%	1.35%	1.39%	1.38%	1.35%
Ratio of net investment income to average net assets	1.95%	2.55%	2.38%	2.23%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.73%	2.33%	2.12%	1.95%	1.39%
Portfolio turnover	45%	119%	180%	125%	56%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Cohen & Steers Global Real Estate Fund–8

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Cohen & Steers Global Real Estate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation. The objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $9,151 for the six months ended June 30,

LVIP Cohen & Steers Global Real Estate Fund–9

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.95% of the average daily net assets of the Fund.

LIAC has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the Fund’s average daily net assets in excess of $250 million. The fee waiver will continue at least through April 30, 2012, and renews automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Cohen & Steers Capital Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.55% of the first $150 million of the Fund’s average daily net assets; 0.45% of the next $100 million; and 0.35% of the Fund’s average daily net assets in excess of $250 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $12,086 and $1,246, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$149,548
Distribution fees payable to LFD	18,617

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $125,665,507 and sales of $108,351,025 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $221,004,399. At June 30, 2011, net unrealized appreciation was $33,094,625, of which $57,100,486 related to unrealized appreciation of investments and $24,005,861 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP Cohen & Steers Global Real Estate Fund–10

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$124,939,875	$126,589,437	$251,529,312
Short-Term Investment	2,569,712	—	2,569,712

Total	$127,509,587	$126,589,437	$254,099,024

Foreign Currency Exchange Contracts	$—	$548	$548

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$289,453,345
Undistributed ordinary income	12,984,535
Capital loss carryforwards as of 12/31/10	(76,636,308)
Realized gains 1/1/11–6/30/11	8,896,152
Unrealized appreciation of investments and foreign currencies	19,503,591

Net assets	$254,201,315

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency exchange contracts and passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Accumulated Net
Investment Loss	Realized Loss

$(234,892)	$234,892

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $32,954,450 expires in 2016 and $43,681,858 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $8,896,152, which may reduce the capital loss carryforwards.

LVIP Cohen & Steers Global Real Estate Fund–11

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	2,136,989	5,407,029
Service Class	2,382,766	4,142,114

	4,519,755	9,549,143

Shares repurchased:
Standard Class	(1,455,954)	(8,973,768)
Service Class	(1,418,320)	(2,909,845)

	(2,874,274)	(11,883,613)

Net increase (decrease)	1,645,481	(2,334,470)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day- to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures

LVIP Cohen & Steers Global Real Estate Fund–12

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Cohen & Steers Global Real Estate Fund–13

LVIP Columbia Value Opportunities Fund

LVIP Columbia Value
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Columbia Value Opportunities Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Columbia Value Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,075.60	0.99%	$5.09
Service Class Shares	1,000.00	1,074.30	1.24%	6.38

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.89	0.99%	$4.96
Service Class Shares	1,000.00	1,018.65	1.24%	6.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Columbia Value Opportunities Fund–1

LVIP Columbia Value Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	97.91%

Aerospace & Defense	1.04%
Air Freight & Logistics	0.81%
Airlines	0.89%
Auto Components	1.89%
Capital Markets	1.79%
Chemicals	1.50%
Commercial Banks	9.63%
Commercial Services & Supplies	5.10%
Communications Equipment	0.64%
Computers & Peripherals	0.55%
Construction & Engineering	1.25%
Containers & Packaging	1.51%
Diversified Consumer Services	1.84%
Electric Utilities	1.10%
Electrical Equipment	0.54%
Electronic Equipment, Instruments & Components	4.29%
Energy Equipment & Services	2.67%
Food & Staples Retailing	2.41%
Food Products	1.19%
Gas Utilities	2.20%
Health Care Equipment & Supplies	2.39%
Health Care Providers & Services	5.06%
Hotels, Restaurants & Leisure	2.06%
Household Durables	1.09%
Insurance	4.54%
Internet Software & Services	0.54%
IT Services	1.71%
Machinery	2.49%
Metals & Mining	2.42%
Oil, Gas & Consumable Fuels	3.42%
Paper & Forest Products	0.76%
Personal Products	0.90%
Professional Services	1.27%
Real Estate Investment Trusts	8.62%
Road & Rail	0.81%
Semiconductors & Semiconductor Equipment	4.37%
Software	2.05%
Specialty Retail	4.67%
Textiles, Apparel & Luxury Goods	0.82%
Thrift & Mortgage Finance	1.66%
Trading Companies & Distributors	3.42%

Short-Term Investment	2.23%

Total Value of Securities	100.14%

Liabilities Net of Receivables and Other Assets	(0.14%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Domino’s Pizza	1.26%
Centene	1.21%
GNC Holdings	1.16%
Titan Machinery	1.12%
South Jersey Industries	1.11%
Texas Capital Bancshares	1.11%
Rogers	1.11%
HealthSpring	1.10%
Wellcare Health Plans	1.10%
UIL Holdings	1.10%

Total	11.38%

LVIP Columbia Value Opportunities Fund–2

LVIP Columbia Value Opportunities Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.91%
	Aerospace & Defense–1.04%
†	Esterline Technologies	13,600	$1,039,040

			1,039,040

	Air Freight & Logistics–0.81%
†	Atlas Air Worldwide Holdings	13,700	815,287

			815,287

	Airlines–0.89%
†	Alaska Air Group	13,000	889,980

			889,980

	Auto Components–1.89%
	Cooper Tire & Rubber	25,000	494,750
†	Dana Holdings	29,000	530,700
†	Tower International	49,286	871,869

			1,897,319

	Capital Markets–1.79%
	Apollo Investment	38,654	394,657
	MCG Capital	71,000	431,680
	Medley Capital	24,025	282,054
†	Stifel Financial	19,000	681,340

			1,789,731

	Chemicals–1.50%
†	Georgia Gulf	27,000	651,780
†	Rockwood Holdings	5,500	304,095
†	Solutia	24,000	548,400

			1,504,275

	Commercial Banks–9.63%
	Community Bank System	33,000	818,070
	East West Bancorp	38,000	767,980
	FNB	38,000	393,300
	IBERIABANK	16,500	951,060
	Independent Bank	38,000	997,500
	Prosperity Bancshares	21,500	942,130
	Sandy Spring Bancorp	22,000	395,780
	Sterling Bancorp	91,989	872,976
	Sterling Bancshares	87,000	709,920
†	SVB Financial Group	15,317	914,578
†	Texas Capital Bancshares	43,000	1,110,690
	Umpqua Holdings	67,000	775,190

			9,649,174

	Commercial Services & Supplies–5.10%
†	Cenveo	122,000	780,800
	Deluxe	40,000	988,400
†	Geo Group	31,000	713,930
	Progressive Waste Solutions	39,624	986,638
†	TMS International Class A	50,000	652,500
	United Stationers	28,000	992,040

			5,114,308

	Communications Equipment–0.64%
†	Ciena	35,000	643,300

			643,300

	Computers & Peripherals–0.55%
†	Quantum	167,900	554,070

			554,070

	Construction & Engineering–1.25%
†	EMCOR	27,000	791,370
†	Sterling Construction	33,310	458,679

			1,250,049

	Containers & Packaging–1.51%
	Boise	88,155	686,727
	Rock-Tenn Class A	12,500	829,250

			1,515,977

	Diversified Consumer Services–1.84%
†	Bridgepoint Education	20,500	512,500
	Lincoln Educational Services	29,000	497,350
	Stewart Enterprises Class A	115,000	839,500

			1,849,350

	Electric Utilities–1.10%
	UIL Holdings	34,000	1,099,900

			1,099,900

	Electrical Equipment–0.54%
	Brady Class A	17,000	545,020

			545,020

	Electronic Equipment, Instruments & Components–4.29%
	Anixter International	13,000	849,420
†	Elster Group ADR	59,000	966,420
	Pulse Electronics	42,693	188,703
†	Rofin-Sinar Technologies	21,849	746,143
†	Rogers	24,000	1,108,800
†	TTM Technologies	27,500	440,550

			4,300,036

	Energy Equipment & Services–2.67%
†	Hornbeck Offshore Services	28,000	770,000
†	Key Energy Services	57,000	1,026,000
†	Oil States International	11,000	879,010

			2,675,010

	Food & Staples Retailing–2.41%
	Andersons	16,300	688,675
†	Pantry	32,000	601,280
	Ruddick	16,000	696,640
†	Winn-Dixie Stores	50,600	427,570

			2,414,165

LVIP Columbia Value Opportunities Fund–3

LVIP Columbia Value Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Food Products–1.19%
†	Dean Foods	56,000	$687,120
	Sanderson Farms	10,500	501,690

			1,188,810

	Gas Utilities–2.20%
	New Jersey Resources	24,500	1,092,945
	South Jersey Industries	20,500	1,113,355

			2,206,300

	Health Care Equipment & Supplies–2.39%
†	Conmed	28,200	803,136
	Cooper	8,000	633,920
	Invacare	29,000	962,510

			2,399,566

	Health Care Providers & Services–5.06%
†	Centene	34,000	1,208,020
†	HealthSpring	24,000	1,107,120
†	Kindred Healthcare	50,000	1,073,500
†	Vanguard Health Systems	33,977	583,385
†	Wellcare Health Plans	21,500	1,105,315

			5,077,340

	Hotels, Restaurants & Leisure–2.06%
†	Domino’s Pizza	50,000	1,262,000
	Texas Roadhouse	46,000	806,610

			2,068,610

	Household Durables–1.09%
†	Helen of Troy	31,500	1,087,695

			1,087,695

	Insurance–4.54%
	Alterra Capital Holdings	26,000	579,800
	American Equity Investment Life Holding	46,000	584,660
	Argo Group International Holdings	18,000	534,960
	Delphi Financial Group	31,000	905,510
†	National Financial Partners	55,000	634,700
	Platinum Underwriters Holdings	12,500	415,500
	Symetra Financial	67,000	899,810

			4,554,940

	Internet Software & Services–0.54%
†	Saba Software	60,000	541,800

			541,800

	IT Services–1.71%
†	Cardtronics	43,000	1,008,350
†	NeuStar Class A	26,919	705,278

			1,713,628

	Machinery–2.49%
	Gardner Denver	4,600	386,630
†	Meritor	28,000	449,120
	Trinity Industries	26,000	906,880
†	Wabash National	80,000	749,600

			2,492,230

	Metals & Mining–2.42%
†	Metals USA Holdings	50,000	745,000
†	RTI International Metals	25,000	959,250
	Schnitzer Steel Industries Class A	12,500	720,000

			2,424,250

	Oil, Gas & Consumable Fuels–3.42%
†	Bill Barrett	19,000	880,650
	Knightsbridge Tankers	26,000	572,780
†	Patriot Coal	23,500	523,110
†	Stone Energy	17,000	516,630
†	Swift Energy	25,000	931,750

			3,424,920

	Paper & Forest Products–0.76%
	Schweitzer-Mauduit International	13,500	758,025

			758,025

	Personal Products–0.90%
	Nu Skin Enterprises Class A	24,000	901,200

			901,200

	Professional Services–1.27%
†	CBIZ	38,000	279,680
†	Navigant Consulting	33,000	346,170
†	SFN Group	71,000	645,390

			1,271,240

	Real Estate Investment Trusts–8.62%
	American Assets Trust	26,800	601,660
	BioMed Realty Trust	45,000	865,800
	Brandywine Realty Trust	65,000	753,350
	CBL & Associates Properties	50,000	906,500
	DuPont Fabros Technology	37,000	932,400
†	First Industrial Realty Trust	57,000	652,650
	Highwoods Properties	15,000	496,950
	LaSalle Hotel Properties	35,000	921,900
	Mid-America Apartment Communities	14,500	978,315
	Omega Healthcare Investors	23,000	483,230
	U-Store-It Trust	100,000	1,052,000

			8,644,755

	Road & Rail–0.81%
	Werner Enterprises	32,500	814,125

			814,125

	Semiconductors & Semiconductor Equipment–4.37%
†	Cirrus Logic	37,000	588,300
†	Fairchild Semiconductor International	36,000	601,560
†	IXYS	59,000	883,821

LVIP Columbia Value Opportunities Fund–4

LVIP Columbia Value Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Semiconductors & Semiconductor Equipment (continued)

†	Kulicke & Soffa Industries	25,000	$278,500
	Micrel	51,000	539,580
†	Silicon Image	75,000	484,500
†	Standard Microsystems	26,376	711,888
†	Ultra Clean Holdings	32,716	297,061

			4,385,210

	Software–2.05%
†	Ariba	26,000	896,220
	EPIQ Systems	34,500	490,590
†	Mentor Graphics	52,000	666,120

			2,052,930

	Specialty Retail–4.67%
	Brown Shoe	34,100	363,165
	Finish Line Class A	46,000	984,400
†	Genesco	19,000	989,900
†	GNC Holdings	53,185	1,159,965
†	Pier 1 Imports	45,000	520,650
	Sonic Automotive Class A	45,000	659,250

			4,677,330

	Textiles, Apparel & Luxury Goods–0.82%
	Columbia Sportswear	13,000	824,200

			824,200

	Thrift & Mortgage Finance–1.66%
†	MGIC Investment	59,000	351,050
	Northwest Bancshares	67,000	842,860
	Oritani Financial	36,824	470,979

			1,664,889

	Trading Companies & Distributors–3.42%
	Houston Wire & Cable	48,000	746,400
	Textainer Group Holdings	30,000	922,200
†	Titan Machinery	39,000	1,122,420
†	United Rentals	25,000	635,000

			3,426,020

	Total Common Stock (Cost $84,928,993)		98,146,004

	SHORT-TERM INVESTMENT–2.23%
	Money Market Mutual Fund–2.23%
	Dreyfus Treasury & Agency Cash Management Fund	2,238,039	2,238,039

	Total Short-Term Investment (Cost $2,238,039)		2,238,039

TOTAL VALUE OF SECURITIES–100.14% (Cost $87,167,032)	100,384,043
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(141,088)

NET ASSETS APPLICABLE TO 8,845,093 SHARES OUTSTANDING–100.00%	$100,242,955

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND STANDARD CLASS ($77,426,958 / 6,827,350 Shares)	$11.341

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND SERVICE CLASS ($22,815,997 / 2,017,743 Shares)	$11.308

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$94,657,584
Undistributed net investment income	161,811
Accumulated net realized loss on investments	(7,793,451)
Net unrealized appreciation of investments	13,217,011

Total net assets	$100,242,955

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund–5

LVIP Columbia Value Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$567,317
Foreign tax withheld	(1,443)

565,874

EXPENSES:
Management fees	435,572
Distribution expenses-Service Class	25,235
Accounting and administration expenses	21,198
Reports and statements to shareholders	12,392
Professional fees	10,175
Custodian fees	1,752
Pricing fees	726
Trustees’ fees	1,057
Other	2,053

510,160
Less expenses waived/reimbursed	(26,779)

Total operating expenses	483,381

NET INVESTMENT INCOME	82,493

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	634,770
Foreign currencies	56

Net realized gain	634,826
Net change in unrealized appreciation/depreciation of investments	4,767,132

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	5,401,958

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,484,451

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$82,493	$99,659
Net realized gain on investments and foreign currencies	634,826	3,273,048
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	4,767,132	5,522,606

Net increase in net assets resulting from operations	5,484,451	8,895,313

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(33,336)

	—	(33,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	35,050,292	32,804,489
Service Class	9,599,982	10,155,983
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	33,336

	44,650,274	42,993,808

Cost of shares repurchased:
Standard Class	(9,602,850)	(8,070,580)
Service Class	(4,221,381)	(4,644,724)

	(13,824,231)	(12,715,304)

Increase in net assets derived from capital share transactions	30,826,043	30,278,504

NET INCREASE IN NET ASSETS	36,310,494	39,140,481
NET ASSETS:
Beginning of period	63,932,461	24,791,980

End of period (including undistributed net investment income of $161,811 and $79,262, respectively)	$100,242,955	$63,932,461

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund–6

LVIP Columbia Value Opportunities Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10[3]	12/31/09	12/31/08	12/31/07[4]	12/31/06

Net asset value, beginning of period	$10.544	$8.457	$6.821	$14.660	$14.491	$14.637

Income (loss) from investment operations:
Net investment income[5]	0.013	0.033	0.046	0.090	0.076	0.013
Net realized and unrealized gain (loss) on investments and foreign currencies	0.784	2.061	1.633	(3.750)	0.184	1.501

Total from investment operations	0.797	2.094	1.679	(3.660)	0.260	1.514

Less dividends and distributions from:
Net investment income	—	(0.007)	(0.043)	(0.038)	(0.091)	—
Net realized gain on investments	—	—	—	(4.141)	—	(1.660)

Total dividends and distributions	—	(0.007)	(0.043)	(4.179)	(0.091)	(1.660)

Net asset value, end of period	$11.341	$10.544	$8.457	$6.821	$14.660	$14.491

Total return[6]	7.56%	24.77%	24.65%	(33.95% )	1.80%	10.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,427	$47,733	$16,729	$20,205	$24,565	$46,721
Ratio of expenses to average net assets	0.99%	1.23%	1.25%	1.25%	1.26%	1.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.26%	1.25%	1.25%	1.26%	1.34%
Ratio of net investment income to average net assets	0.23%	0.35%	0.66%	0.85%	0.50%	0.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.17%	0.32%	0.66%	0.85%	0.50%	0.09%
Portfolio turnover	21%	57%	76%	59%	152%	54%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund’s sub-advisor.

[4]	Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund’s sub-advisor.

[5]	The average shares outstanding method has been applied for per share information.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund–7

LVIP Columbia Value Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Service Class
	Six Months
	Ended				4/30/07[3,4]
	6/30/11[1]	Year Ended			to
	(Unaudited)	12/31/10[2]	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$10.526	$8.458	$6.823	$14.657	$14.962

Income (loss) from investment operations:
Net investment income (loss)[5]	(0.001)	0.010	0.028	0.067	0.067
Net realized and unrealized gain (loss) on investments and foreign currencies	0.783	2.058	1.632	(3.747)	(0.302)

Total from investment operations	0.782	2.068	1.660	(3.680)	(0.235)

Less dividends and distributions from:
Net investment income	—	—	(0.025)	(0.013)	(0.070)
Net realized gain on investments	—	—	—	(4.141)	—

Total dividends and distributions	—	—	(0.025)	(4.154)	(0.070)

Net asset value, end of period	$11.308	$10.526	$8.458	$6.823	$14.657

Total return[6]	7.43%	24.45%	24.36%	(34.13% )	(1.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,816	$16,199	$8,063	$4,317	$1,063
Ratio of expenses to average net assets	1.24%	1.48%	1.50%	1.50%	1.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.30%	1.51%	1.50%	1.50%	1.45%
Ratio of net investment income (loss) to average net assets	(0.02% )	0.10%	0.41%	0.60%	0.65%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08% )	0.07%	0.41%	0.60%	0.65%
Portfolio turnover	21%	57%	76%	59%	152% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund’s sub-advisor.

[5]	The average shares outstanding method has been applied for per share information.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[7]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Value Opportunities Fund–8

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Columbia Value Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation by investing in small-cap companies.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $47,005 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Columbia Value Opportunities Fund–9

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of average daily net assets in excess of $150 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% of the first $60 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Prior to May 1, 2011, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 1.34% of average daily net assets of the Fund.

Columbia Management Advisors, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.66% of the first $60 million of the Fund’s average daily net assets; 0.50% of the next $90 million; and 0.40% of the Fund’s average daily net assets in excess of $150 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011 fees for administrative and legal services amounted to $4,617 and $399, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$69,994
Distribution fees payable to LFD	4,514

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $49,520,097 and sales of $18,808,226 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $87,748,391. At June 30, 2011, net unrealized appreciation was $12,635,652, of which $14,638,401 related to unrealized appreciation of investments and $2,002,749 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP Columbia Value Opportunities Fund–10

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

Level 1

Common Stock	$98,146,004
Short-Term Investment	2,238,039

Total	$100,384,043

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$33,336

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$94,657,584
Undistributed ordinary income	131,381
Realized gains 1/1/11–6/30/11	669,263
Capital loss carryforwards as of 12/31/10	(7,850,925)
Unrealized appreciation of investments and foreign currencies	12,635,652

Net assets	$100,242,955

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and REITs adjustments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$56	$(56)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $7,850,925 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $669,263 which may reduce the capital loss carryforwards.

LVIP Columbia Value Opportunities Fund–11

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	3,142,316	3,438,642
Service Class	861,029	1,101,362
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,250

	4,003,345	4,543,254

Shares repurchased:
Standard Class	(842,160)	(892,934)
Service Class	(382,327)	(515,630)

	(1,224,487)	(1,408,564)

Net increase	2,778,858	3,134,690

7.	Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Columbia Value Opportunities Fund–12

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Delaware Bond Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	17
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20

LVIP Delaware Bond Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,032.30	0.39%	$1.97
Service Class Shares	1,000.00	1,030.40	0.74%	3.73

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
Service Class Shares	1,000.00	1,021.12	0.74%	3.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Agency Collateralized Mortgage Obligations	2.67%

Agency Mortgage-Backed Securities	14.73%

Commercial Mortgage-Backed Securities	6.09%

Convertible Bonds	0.38%

Corporate Bonds	41.98%

Aerospace & Defense	0.24%
Automobiles & Automotive Parts	0.10%
Beverages	0.74%
Biotechnology	0.64%
Capital Markets	0.81%
Chemicals	0.92%
Commercial Banks	7.27%
Commercial Services & Supplies	0.80%
Computers & Peripherals	0.57%
Construction Materials	0.13%
Diversified Consumer Services	0.34%
Diversified Financial Services	2.87%
Diversified Telecommunication Services	1.47%
Electric Utilities	1.72%
Energy Equipment & Services	1.12%
Food & Staples Retailing	0.34%
Food Products	0.19%
Gas Utilities	0.14%
Health Care Equipment & Supplies	0.99%
Health Care Providers & Services	1.62%
Hotels, Restaurants & Leisure	0.14%
Household Durables	0.15%
Insurance	2.25%
Life Sciences Tools & Services	0.23%
Media	1.49%
Metals & Mining	1.91%
Multiline Retail	0.37%
Multi-Utilities	1.49%
Office Electronics	0.24%
Oil, Gas & Consumable Fuels	4.42%
Paper & Forest Products	0.75%
Pharmaceuticals	0.34%
Real Estate Investment Trusts	1.81%
Road & Rail	0.82%
Semiconductors & Semiconductor Equipment	0.30%
Software	0.11%
Wireless Telecommunication Services	2.14%

Municipal Bonds	3.14%

Non-Agency Asset-Backed Securities	5.25%

Non-Agency Collateralized Mortgage Obligations	1.34%

Regional Bonds	0.70%

Sovereign Bonds	3.30%

Supranational Banks	0.89%

U.S. Treasury Obligations	12.45%

Preferred Stock	0.36%

Short-Term Investments	17.53%

Total Value of Securities	110.81%

Liabilities Net of Receivables and Other Assets	(10.81%)

Total Net Assets	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.67%
	Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	439,532	$530,657
	Fannie Mae REMICs Series 2002-83 GH 5.00% 12/25/17	6,890,000	7,472,393
	Series 2003-38 MP 5.50% 5/25/23	7,441,157	8,161,793
	Series 2003-122 AJ 4.50% 2/25/28	486,667	502,675
	Series 2005-110 MB 5.50% 9/25/35	1,511,959	1,649,193
	Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	1,015,174	1,136,610
	Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22	180,000	198,923
	Series 2557 WE 5.00% 1/15/18	4,250,000	4,652,056
	Series 2622 PE 4.50% 5/15/18	30,000	32,187
	Series 2662 MA 4.50% 10/15/31	427,502	441,857
	Series 2694 QG 4.50% 1/15/29	2,647,117	2,702,939
	Series 2717 MH 4.50% 12/15/18	1,875,000	2,019,842
	Series 2762 LG 5.00% 9/15/32	30,000	32,228
	Series 2872 GC 5.00% 11/15/29	3,005,000	3,108,890
	Series 2890 PC 5.00% 7/15/30	3,780,000	3,920,758
	Series 3022 MB 5.00% 12/15/28	3,195,312	3,260,277
	Series 3131 MC 5.50% 4/15/33	2,725,000	2,963,459
	Series 3173 PE 6.00% 4/15/35	7,180,000	7,954,262
	Series 3337 PB 5.50% 7/15/30	2,621,439	2,655,822
	Series 3416 GK 4.00% 7/15/22	1,370,222	1,429,476
	Series 3455 MB 4.50% 6/15/23	10,000,000	10,782,004
	Series 3656 PM 5.00% 4/15/40	6,235,000	6,599,165
	•Series 3800 AF 0.687% 2/15/41	1,940,894	1,948,216
◆	Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	746,655	841,620
	•Series T-60 1A4C 5.29% 3/25/44	1,293,458	1,340,946
	GNMA Series 2010-113 KE 4.50% 9/20/40	6,495,000	6,607,768

	Total Agency Collateralized Mortgage Obligations (Cost $79,007,605)		82,946,016

	AGENCY MORTGAGE-BACKED SECURITIES–14.73%
	Fannie Mae 6.50% 8/1/17	409,518	448,462
•	Fannie Mae ARM 2.538% 4/1/36	940,942	989,906
	5.141% 11/1/35	1,371,316	1,461,905
	Fannie Mae Relocation 15 yr 4.00% 9/1/20	1,634,522	1,678,851
	Fannie Mae Relocation 30 yr 4.00% 3/1/35	2,268,171	2,243,020
	5.00% 1/1/34	414,798	437,161
	5.00% 10/1/35	1,074,869	1,132,817
	5.00% 2/1/36	1,868,489	1,969,221
	Fannie Mae S.F. 15 yr 3.50% 7/1/26	28,000,000	28,507,500
	4.00% 7/1/25	2,445,376	2,552,500
	4.00% 8/1/25	3,333,458	3,479,486
	4.00% 11/1/25	3,502,073	3,664,243
	4.00% 3/1/26	10,018,043	10,481,947
	4.50% 6/1/23	2,988,768	3,177,603
	4.50% 3/1/24	431,003	457,965
	¥4.50% 9/1/24	7,291,563	7,747,700
	5.00% 9/1/25	6,615,443	7,105,462
	5.50% 12/1/22	543,093	589,023
	5.50% 2/1/23	1,971,667	2,138,410
	6.00% 8/1/21	3,921,913	4,297,930
	Fannie Mae S.F. 15 yr TBA 4.00% 7/1/26	17,900,000	18,643,960
	4.50% 7/1/26	47,505,000	50,355,301
	Fannie Mae S.F. 30 yr 4.50% 6/1/38	41,264	42,804
	4.50% 3/1/39	2,458,622	2,550,411
	4.50% 4/1/39	348,181	360,854
	5.00% 12/1/36	2,902,711	3,099,112
	5.00% 12/1/37	1,177,652	1,253,653
	5.00% 2/1/38	918,999	978,021
	5.00% 11/1/38	1,662,648	1,769,429
	5.00% 7/1/40	4,834,752	5,146,769
	6.00% 11/1/36	425,323	468,747
	6.50% 3/1/36	303,807	344,671
	6.50% 6/1/36	1,836,595	2,083,627
	6.50% 10/1/36	1,249,733	1,417,552
	6.50% 8/1/37	556,639	631,387
	6.50% 12/1/37	2,210,728	2,518,647
	7.00% 12/1/37	661,218	761,003
	7.50% 4/1/32	19,012	22,350
	7.50% 11/1/34	11,048	13,140
	Fannie Mae S.F. 30 yr TBA 4.00% 7/1/41	40,510,000	40,510,001
	5.50% 7/1/41	60,625,000	65,550,782
	6.00% 7/1/41	147,030,000	161,503,340
•	Freddie Mac ARM 2.822% 4/1/34	158,333	166,232

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)

	Freddie Mac Relocation 30 yr
	5.00% 9/1/33	896,858	$946,176
	Freddie Mac S.F. 15 yr 4.00% 2/1/14	313,553	326,700
	4.50% 7/1/24	2,721,923	2,887,094
	5.00% 6/1/18	985,356	1,059,400
	5.00% 1/1/24	3,476,592	3,728,678
	5.50% 8/1/23	1,950,104	2,108,993
	GNMA I S.F. 30 yr 7.00% 12/15/34	1,842,384	2,108,174

	Total Agency Mortgage-Backed Securities (Cost $455,201,014)		457,918,120

	COMMERCIAL MORTGAGE-BACKED SECURITIES–6.09%
#	American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	4,315,000	4,643,769
•#	Asset Securitization Series 1996-MD6 B1 144A 8.825% 11/13/29	100,000	100,946
BAML Commercial Mortgage
	Series 2004-2 A3 4.05% 11/10/38	725,798	737,361
	•Series 2004-3 A5 5.536% 6/10/39	4,028,142	4,351,938
	•Series 2005-1 A5 5.163% 11/10/42	5,440,000	5,923,782
	•Series 2005-6 A4 5.195% 9/10/47	2,815,000	3,071,393
	Series 2006-4 A4 5.634% 7/10/46	7,337,000	8,027,929
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4 5.405% 12/11/40	4,970,000	5,418,101
	•Series 2005-T20 A4A 5.148% 10/12/42	1,720,000	1,883,844
	•Series 2006-PW12 A4 5.72% 9/11/38	1,640,000	1,806,032
	Series 2007-PW15 A4 5.331% 2/11/44	5,730,000	6,052,096
#	CFCRE Commercial Mortgage Trust
	Series 2011-C1 A2 144A 3.759% 4/15/44	1,780,000	1,806,954
◆	Commercial Mortgage Pass Through Certificates
	•Series 2005-C6 A5A 5.116% 6/10/44	15,525,000	16,807,984
	Series 2006-C7 A2 5.69% 6/10/46	291,525	291,392
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.422% 2/15/39	1,080,672	1,142,367
•#	DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.557% 11/10/46	3,155,000	3,014,394
	First Union National Bank Commercial Mortgage
	Series 2000-C2 H 6.75% 10/15/32	40,000	27,303
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A5 5.279% 8/10/38	1,300,000	1,365,014
	•Series 2004-GG2 A6 5.396% 8/10/38	4,225,000	4,569,915
	Series 2005-GG4 A4 4.761% 7/10/39	11,070,000	11,665,276
	Series 2005-GG4 A4A 4.751% 7/10/39	16,562,650	17,654,888
	•Series 2006-GG6 A4 5.553% 4/10/38	4,985,000	5,417,486
	#Series 2010-C1 A2 144A 4.592% 9/1/40	3,800,000	3,820,343
	•#Series 2010-C1 C 144A 5.635% 8/10/43	5,635,000	5,568,496
•	Greenwich Capital Commercial Funding
	Series 2005-GG5 A5 5.224% 4/10/37	6,400,000	6,871,802
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP3 A4A 4.936% 8/15/42	2,650,000	2,853,296
	Series 2005-LDP4 A4 4.918% 10/15/42	3,820,000	4,121,060
	Series 2005-LDP5 A4 5.205% 12/15/44	2,510,000	2,739,090
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2004-C1 A4 4.568% 1/15/31	5,350,000	5,642,052
	Series 2004-C2 A4 4.367% 3/15/36	1,458,000	1,545,237
#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	493,420
	Morgan Stanley Capital I
	•Series 2004-T15 A4 5.27% 6/13/41	280,000	303,074
	Series 2005-IQ9 A5 4.70% 7/15/56	5,000,000	5,276,606
	•Series 2006-T21 A4 5.162% 10/12/52	5,980,000	6,493,349
	•Series 2007-T27 A4 5.641% 6/11/42	13,920,000	15,410,679
•#	Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.466% 2/15/33	595,000	593,787
	NCUA Guaranteed Notes
	Series 2010-C1 A2 2.90% 10/29/20	2,220,000	2,215,853

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

#	OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		3,015,000	$3,129,151
•#	Sovereign Commercial Mortgage Securities Trust
	Series 2007-C1 A2 144A 5.938% 7/22/30		3,707,462	3,852,455
#	Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36		7,015,000	7,576,409
#	WF-RBS Commercial Mortgage Trust
	Series 2011-C3 A4 144A 4.375% 3/15/44		5,065,000	4,982,266

	Total Commercial Mortgage-Backed Securities (Cost $167,058,906)			189,268,589

	CONVERTIBLE BONDS–0.38%
Φ	Hologic 2.00% exercise price $38.59, expiration date 12/15/37		4,415,000	4,304,625
	Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27		5,500,000	5,850,625
	Transocean 1.50% exercise price $166.65, expiration date 12/15/37		1,565,000	1,570,869

	Total Convertible Bonds (Cost $10,411,102)			11,726,119

	CORPORATE BONDS–41.98%
	Aerospace & Defense–0.24%
#	Meccanica Holdings USA 144A
	6.25% 7/15/19		7,110,000	7,597,988

				7,597,988

	Automobiles & Automotive Parts–0.10%
#	Delphi 144A 6.125% 5/15/21		3,060,000	3,037,050

				3,037,050

	Beverages–0.74%
	Anheuser-Busch InBev Worldwide
	5.375% 11/15/14		9,000,000	10,058,427
	Coca-Cola Enterprises 3.50% 9/15/20		3,925,000	3,765,484
	4.50% 9/1/21		2,705,000	2,788,525
#	Pernod-Ricard 144A 5.75% 4/7/21		6,030,000	6,325,814

				22,938,250

	Biotechnology–0.64%
	Amgen 3.45% 10/1/20		8,935,000	8,536,249
	4.10% 6/15/21		1,230,000	1,222,765
	Celgene 2.45% 10/15/15		1,845,000	1,835,832
	3.95% 10/15/20		8,475,000	8,196,698

				19,791,544

	Capital Markets–0.81%
•	Bear Stearns 5.44% 12/7/12	AUD	1,010,000	1,073,307
	Goldman Sachs Group 5.375% 3/15/20		6,295,000	6,511,756
	Jefferies Group 6.25% 1/15/36		4,190,000	3,919,573
	6.45% 6/8/27		6,962,000	6,981,751
	Lazard Group 6.85% 6/15/17		6,042,000	6,671,564

				25,157,951

	Chemicals–0.92%
	Dow Chemical 4.25% 11/15/20		8,413,000	8,242,065
	8.55% 5/15/19		11,116,000	14,355,057
	duPont (E.I.) deNemours 3.625% 1/15/21		6,320,000	6,146,946

				28,744,068

	Commercial Banks–7.27%
	Abbey National Treasury Services
	4.00% 4/27/16		3,715,000	3,690,433
	AgriBank 9.125% 7/15/19		6,230,000	7,755,920
#	Bank Nederlandse Gemeenten 144A
	1.75% 10/6/15		4,660,000	4,619,854
	4.375% 2/16/21		9,840,000	10,232,921
#	Bank of Montreal 144A 2.625% 1/25/16		5,700,000	5,806,544
	BB&T 5.25% 11/1/19		26,229,000	27,686,073
	•6.82% 6/12/57		2,000,000	2,032,500
#	Canadian Imperial Bank of Commerce 144A
	2.75% 1/27/16		5,700,000	5,838,191
	City National 5.25% 9/15/20		4,185,000	4,288,198
@#	CoBank ACB 144A 7.875% 4/16/18		3,425,000	3,977,761
#	Export-Import Bank of Korea 144A 5.25% 2/10/14		4,795,000	5,173,776
	Fifth Third Bancorp 3.625% 1/25/16		9,490,000	9,582,423
•	Fifth Third Capital Trust IV 6.50% 4/15/37		1,980,000	1,960,200
#	HSBC Bank 144A 3.10% 5/24/16		6,410,000	6,374,783
	KeyBank 6.95% 2/1/28		7,115,000	7,871,325
	KeyCorp 5.10% 3/24/21		8,780,000	8,959,419
	Korea Development Bank 8.00% 1/23/14		5,150,000	5,865,196

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)

•	National City Bank 0.622% 6/7/17		4,640,000	$4,353,601
	Oesterreichische Kontrollbank AG
	2.00% 6/3/16		9,295,000	9,289,739
	PNC Bank 6.875% 4/1/18		9,000,000	10,622,439
	PNC Funding 5.125% 2/8/20		2,000,000	2,145,134
	5.25% 11/15/15		4,665,000	5,088,013
•#	Rabobank 144A 11.00% 12/29/49		6,465,000	8,273,306
•	SunTrust Bank 0.548% 8/24/15		3,140,000	2,971,734
•	SunTrust Capital 6.10% 12/15/36		7,160,000	7,039,139
	SVB Financial Group 5.375% 9/15/20		960,000	966,359
	US Bancorp 4.125% 5/24/21		3,000,000	2,988,570
	US Bank 4.95% 10/30/14		1,205,000	1,319,508
•	USB Capital IX 3.50% 4/15/49		20,613,000	17,063,235
	Wachovia
	•0.648% 10/15/16		2,865,000	2,752,242
	5.60% 3/15/16		11,120,000	12,050,588
	Wells Fargo 4.60% 4/1/21		4,715,000	4,750,419
	4.75% 2/9/15		2,980,000	3,190,004
•	Wells Fargo Capital XIII 7.70% 12/29/49		4,270,000	4,376,750
	Zions Bancorp 5.50% 11/16/15		3,365,000	3,468,228
	7.75% 9/23/14		1,400,000	1,536,135

				225,960,660

	Commercial Services & Supplies–0.80%
#	Brambles USA 144A 3.95% 4/1/15		3,315,000	3,422,426
	5.35% 4/1/20		5,745,000	5,891,985
	International Lease Finance 6.25% 5/15/19		3,145,000	3,077,568
	6.625% 11/15/13		3,212,000	3,340,480
	8.75% 3/15/17		2,975,000	3,261,344
	Republic Services 4.75% 5/15/23		3,815,000	3,796,612
	5.25% 11/15/21		1,965,000	2,080,326

				24,870,741

	Computers & Peripherals–0.57%
	Hewlett-Packard 4.30% 6/1/21		13,785,000	13,947,690
#	Seagate Technology International 144A
	10.00% 5/1/14		3,218,000	3,748,970

				17,696,660

	Construction Materials–0.13%
•#	Cemex SAB 144A 5.246% 9/30/15		4,240,000	4,112,800

				4,112,800

	Diversified Consumer Services–0.34%
	Yale University 2.90% 10/15/14		10,045,000	10,590,504

				10,590,504

	Diversified Financial Services–2.87%
#	ABB Treasury Center USA 144A
	4.00% 6/15/21		3,405,000	3,341,098
	Bank of America 5.30% 3/15/17		1,875,000	1,935,011
#	CDP Financial 144A 4.40% 11/25/19		6,515,000	6,683,452
	5.60% 11/25/39		4,995,000	5,143,332
	Ford Motor Credit 5.00% 5/15/18		4,825,000	4,820,566
#	FUEL Trust 144A 3.984% 6/15/16		2,690,000	2,671,111
	General Electric Capital 4.375% 9/16/20		3,235,000	3,203,918
	5.30% 2/11/21		4,255,000	4,435,829
	6.00% 8/7/19		20,526,000	22,764,443
#	Hyundai Capital Services 144A
	4.375% 7/27/16		7,900,000	8,109,990
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		1,600,000	1,368,000
	JPMorgan Chase 3.15% 7/5/16		1,840,000	1,853,386
	4.40% 7/22/20		965,000	947,122
	•5.19% 6/21/12	AUD	2,600,000	2,768,045
	6.00% 10/1/17		10,375,000	11,544,584
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		7,749,000	7,687,938

				89,277,825

	Diversified Telecommunication Services–1.47%
	AT&T 4.45% 5/15/21		7,980,000	8,137,142
	CenturyLink 6.45% 6/15/21		3,995,000	3,956,484
	Qwest 8.375% 5/1/16		11,205,000	13,277,925
	Telecom Italia Capital 5.25% 10/1/15		1,785,000	1,857,485
	6.999% 6/4/18		5,995,000	6,565,670
	Telefonica Emisiones 5.462% 2/16/21		1,090,000	1,108,600
	6.421% 6/20/16		9,545,000	10,668,800

				45,572,106

	Electric Utilities–1.72%
#	American Transmission Systems 144A
	5.25% 1/15/22		5,065,000	5,388,081

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Electric Utilities (continued)

	Commonwealth Edison 4.00% 8/1/20	1,240,000	$1,230,373
	5.80% 3/15/18	775,000	870,010
	Duke Energy Carolinas 3.90% 6/15/21	3,190,000	3,194,393
#	Enel Finance International 144A
	6.00% 10/7/39	2,805,000	2,542,707
	6.25% 9/15/17	1,765,000	1,951,027
	Florida Power 5.65% 6/15/18	1,615,000	1,845,155
	Great Plains Energy 4.85% 6/1/21	5,455,000	5,483,153
#	Ipalco Enterprises 144A 5.00% 5/1/18	2,245,000	2,198,650
	Jersey Central Power & Light
	5.625% 5/1/16	2,415,000	2,715,612
	Pennsylvania Electric 5.20% 4/1/20	5,895,000	6,219,125
	PPL Electric Utilities 7.125% 11/30/13	3,008,000	3,415,286
	Public Service Electric & Gas 3.50% 8/15/20	3,225,000	3,155,143
	Public Service Oklahoma 5.15% 12/1/19	5,440,000	5,789,428
	Southern California Edison 5.50% 8/15/18	6,470,000	7,372,585

			53,370,728

	Energy Equipment & Services–1.12%
	Pride International 6.875% 8/15/20	14,385,000	16,765,373
	Transocean 6.50% 11/15/20	10,820,000	12,120,899
	Weatherford International Bermuda
	9.625% 3/1/19	4,510,000	5,832,742

			34,719,014

	Food & Staples Retailing–0.34%
	CVS Caremark 5.75% 5/15/41	6,700,000	6,610,904
	Delhaize Group 5.70% 10/1/40	2,438,000	2,275,973
	6.50% 6/15/17	1,535,000	1,771,883

			10,658,760

	Food Products–0.19%
	Kraft Foods 6.125% 8/23/18	5,290,000	6,075,502

			6,075,502

	Gas Utilities–0.14%
	CenterPoint Energy 5.95% 2/1/17	3,940,000	4,415,625

			4,415,625

	Health Care Equipment & Supplies–0.99%
	CareFusion 6.375% 8/1/19	12,070,000	13,645,159
	Covidien International Finance
	4.20% 6/15/20	8,410,000	8,584,095
	Zimmer Holdings 4.625% 11/30/19	8,220,000	8,652,709

			30,881,963

	Health Care Providers & Services–1.62%
	Coventry Health Care 5.45% 6/15/21	4,705,000	4,823,401
	Express Scripts 3.125% 5/15/16	5,880,000	5,922,865
#	Health Care Service 144A 4.70% 1/15/21	1,705,000	1,753,255
#	Highmark 144A 4.75% 5/15/21	2,460,000	2,445,850
	6.125% 5/15/41	845,000	838,423
	Laboratory Corporation of America Holdings
	4.625% 11/15/20	1,645,000	1,673,814
	McKesson 4.75% 3/1/21	5,510,000	5,728,653
	Medco Health Solutions 4.125% 9/15/20	5,910,000	5,708,481
	7.125% 3/15/18	6,905,000	8,079,485
	Quest Diagnostics 4.70% 4/1/21	12,155,000	12,466,533
	4.75% 1/30/20	780,000	808,081

			50,248,841

	Hotels, Restaurants & Leisure–0.14%
	Wyndham Worldwide 5.625% 3/1/21	2,880,000	2,878,064
	5.75% 2/1/18	1,495,000	1,545,826

			4,423,890

	Household Durables–0.15%
	Whirlpool 4.85% 6/15/21	4,830,000	4,786,941

			4,786,941

	Insurance–2.25%
	American International Group
	8.25% 8/15/18	10,675,000	12,266,931
•	Chubb 6.375% 3/29/67	11,905,000	12,381,200
•	ING Groep 5.775% 12/29/49	2,430,000	2,247,750
	MetLife 4.75% 2/8/21	795,000	811,989
	6.40% 12/15/36	50,000	49,000
	6.817% 8/15/18	10,752,000	12,607,172
#	MetLife Capital Trust IV 144A
	7.875% 12/15/37	400,000	419,883
#	MetLife Capital Trust X 144A 9.25% 4/8/38	7,015,000	8,593,375
	Prudential Financial 3.875% 1/14/15	1,660,000	1,734,094
	4.50% 11/15/20	2,100,000	2,089,905
	6.00% 12/1/17	3,040,000	3,416,449

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Insurance (continued)

=‡@◆#	Twin Reefs Pass Through Trust 144A
	1.386% 12/31/49	2,600,000	$0
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65	12,301,000	12,608,525
•#	ZFS Finance USA Trust IV 144A 5.875% 5/9/32	635,000	643,620

			69,869,893

	Life Sciences Tools & Services–0.23%
	Bio-Rad Laboratories 4.875% 12/15/20	6,940,000	7,092,208

			7,092,208

	Media–1.49%
	DIRECTV Holdings 5.00% 3/1/21	5,815,000	6,034,330
	Discovery Communications 4.375% 6/15/21	7,770,000	7,709,324
	Historic TW 6.875% 6/15/18	6,185,000	7,248,035
#	NBC Universal Media 144A 4.375% 4/1/21	6,120,000	6,067,943
	Time Warner Cable 4.75% 3/29/21	1,830,000	1,865,182
	8.25% 4/1/19	6,040,000	7,544,328
#	Vivendi 144A 6.625% 4/4/18	8,623,000	9,768,160

			46,237,302

	Metals & Mining–1.91%
	Alcoa 5.40% 4/15/21	910,000	914,530
	6.75% 7/15/18	8,635,000	9,563,159
	ArcelorMittal 5.50% 3/1/21	4,144,000	4,158,172
	9.85% 6/1/19	17,311,000	21,977,457
#	Barrick North America Finance 144A
	4.40% 5/30/21	6,210,000	6,193,494
	5.70% 5/30/41	2,165,000	2,109,119
	Reliance Steel & Aluminum 6.85% 11/15/36	982,000	979,074
	Southern Copper 7.50% 7/27/35	5,410,000	5,678,120
	Teck Resources 6.25% 7/15/41	4,160,000	4,214,255
	9.75% 5/15/14	3,013,000	3,649,523

			59,436,903

	Multiline Retail–0.37%
	Family Dollar Stores 5.00% 2/1/21	2,810,000	2,760,881
	Macy’s Retail Holdings 5.90% 12/1/16	4,034,000	4,548,589
#	Woolworths 144A 4.55% 4/12/21	4,025,000	4,052,225

			11,361,695

	Multi-Utilities–1.49%
	Ameren Illinois 9.75% 11/15/18	12,780,000	16,816,958
	CMS Energy 4.25% 9/30/15	2,715,000	2,806,094
	6.25% 2/1/20	1,605,000	1,715,970
	Nisource Finance 5.45% 9/15/20	940,000	991,846
	6.40% 3/15/18	1,980,000	2,246,118
	6.80% 1/15/19	3,335,000	3,876,371
	Puget Sound Energy
	•6.974% 6/1/67	5,035,000	5,022,231
	#144A 6.00% 9/1/21	3,015,000	3,029,502
	Sempra Energy 6.15% 6/15/18	5,293,000	6,034,158
•	Wisconsin Energy 6.25% 5/15/67	3,745,000	3,772,979

			46,312,227

	Office Electronics–0.24%
	Xerox 4.50% 5/15/21	7,630,000	7,561,971

			7,561,971

	Oil, Gas & Consumable Fuels–4.42%
	Chesapeake Energy 6.625% 8/15/20	389,000	411,368
	6.875% 11/15/20	389,000	412,826
	9.50% 2/15/15	2,130,000	2,481,450
#	CNOOC Finance 2011 144A
	4.25% 1/26/21	10,030,000	9,855,197
	Ecopetrol 7.625% 7/23/19	1,250,000	1,503,125
	El Paso Pipeline Partners Operating
	6.50% 4/1/20	3,320,000	3,733,171
•	Enbridge Energy Partners 8.05% 10/1/37	6,075,000	6,599,157
	Energy Transfer Partners 4.65% 6/1/21	7,600,000	7,449,885
	9.70% 3/15/19	8,715,000	11,152,960
#	ENI 144A 4.15% 10/1/20	6,200,000	5,904,905
	Enterprise Products Operating
	•7.034% 1/15/68	8,097,000	8,523,088
	9.75% 1/31/14	3,790,000	4,527,075
	Kinder Morgan Energy Partners
	9.00% 2/1/19	8,843,000	11,356,331
	Noble Energy 8.25% 3/1/19	11,315,000	14,465,130
#	Pertamina Persero 144A 5.25% 5/23/21	1,070,000	1,082,840
	Petrobras International Finance
	5.375% 1/27/21	6,475,000	6,680,963
	5.75% 1/20/20	1,090,000	1,168,213
	5.875% 3/1/18	430,000	464,817
	Plains All American Pipeline 8.75% 5/1/19	6,711,000	8,455,088

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)

#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	2,286,160	$2,497,630
	TC Pipelines 4.65% 6/15/21	3,055,000	3,044,589
•	TransCanada Pipelines 6.35% 5/15/67	10,315,000	10,381,852
	Williams 7.75% 6/15/31	1,710,000	2,001,312
	8.75% 3/15/32	1,805,000	2,301,258
#	Woodside Finance 144A 8.125% 3/1/14	6,281,000	7,279,616
	8.75% 3/1/19	2,884,000	3,649,956

			137,383,802

	Paper & Forest Products–0.75%
	Georgia-Pacific 8.00% 1/15/24	5,100,000	6,069,026
	#144A 5.40% 11/1/20	5,595,000	5,712,433
	International Paper 9.375% 5/15/19	6,560,000	8,389,505
#	Votorantim Cimentos 144A 7.25% 4/5/41	3,025,000	3,002,313

			23,173,277

	Pharmaceuticals–0.34%
	Hospira 6.40% 5/15/15	5,510,000	6,265,785
	Merck 3.875% 1/15/21	4,230,000	4,207,289

			10,473,074

	Real Estate Investment Trusts–1.81%
	Brandywine Operating Partnership
	4.95% 4/15/18	4,240,000	4,304,702
	Developers Diversified Realty
	4.75% 4/15/18	2,960,000	2,922,011
	7.50% 4/1/17	1,020,000	1,156,449
	7.875% 9/1/20	5,695,000	6,540,611
	Digital Realty Trust 5.25% 3/15/21	7,640,000	7,614,642
	5.875% 2/1/20	2,895,000	3,040,254
	Health Care REIT 5.25% 1/15/22	8,500,000	8,484,317
	Host Hotels & Resorts 6.00% 11/1/20	2,905,000	2,926,788
	#144A 5.875% 6/15/19	2,255,000	2,269,094
	Regency Centers 4.80% 4/15/21	1,740,000	1,757,879
	5.875% 6/15/17	2,261,000	2,509,391
	UDR 4.25% 6/1/18	2,370,000	2,357,541
	Ventas Realty 4.75% 6/1/21	4,900,000	4,792,489
	#WEA Finance 144A 4.625% 5/10/21	5,810,000	5,649,354

			56,325,522

	Road & Rail–0.82%
	Burlington Northern Santa Fe
	4.70% 10/1/19	3,440,000	3,656,004
	5.65% 5/1/17	1,015,000	1,154,636
	5.75% 3/15/18	290,000	329,294
	CSX 4.25% 6/1/21	4,690,000	4,677,393
	5.50% 4/15/41	900,000	881,330
#	ERAC USA Finance 144A 5.25% 10/1/20	9,410,000	9,999,415
	Ryder System 3.50% 6/1/17	4,905,000	4,953,922

			25,651,994

	Semiconductors & Semiconductor Equipment–0.30%
	National Semiconductor 6.60% 6/15/17	7,810,000	9,203,468

			9,203,468

	Software–0.11%
	Symantec
	4.20% 9/15/20	3,685,000	3,550,409

			3,550,409

	Wireless Telecommunication Services–2.14%
	America Movil 5.00% 3/30/20	11,635,000	12,195,795
#	Crown Castle Towers 144A 4.883% 8/15/20	29,640,000	29,858,566
#	MTS International Funding 144A 8.625% 6/22/20	778,000	891,783
	Sprint Nextel 6.00% 12/1/16	2,875,000	2,885,781
#	VimpelCom Holdings 144A
	•4.246% 6/29/14	2,340,000	2,357,550
	7.504% 3/1/22	2,280,000	2,293,680
	Virgin Media Secured Finance
	6.50% 1/15/18	11,800,000	12,994,750
	#144A 5.25% 1/15/21	2,780,000	2,966,029

			66,443,934

	Total Corporate Bonds (Cost $1,257,215,712)		1,305,007,090

	MUNICIPAL BONDS–3.14%
	Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	15,035,000	16,868,969
	Massachusetts State Transportation Fund Revenue Taxable Build America Bonds Recovery Zone Economic Development Bonds 5.731% 6/1/40	5,890,000	6,331,691

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	MUNICIPAL BONDS (continued)

	New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41		12,240,000	$14,244,422
	New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40		3,355,000	3,697,881
	New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37		15,875,000	17,397,095
	New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE) (FGIC)		400,000	431,576
	New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bonds Series A2 5.45% 11/15/32		15,555,000	15,495,580
	Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	3,159,131
	San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50		10,020,000	10,801,861
	University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds 5.792% 11/1/41		8,385,000	9,194,153

	Total Municipal Bonds (Cost $89,117,302)			97,622,359

	NON-AGENCY ASSET-BACKED SECURITIES–5.25%
•	Ally Master Owner Trust Series 2011-1 A1 1.057% 1/15/16		4,215,000	4,233,296
•	American Express Credit Account Master Trust Series 2010-1 B 0.787% 11/16/15		1,915,000	1,917,451
#	Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		5,000,000	5,032,937
•	Bank of America Credit Card Trust
	Series 2008-A5 A5 1.387% 12/16/13		39,135,000	39,152,629
#	Cabela’s Master Credit Card Trust Series 2010-2A A1 144A 2.29% 9/17/18		4,650,000	4,672,355
	Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		10,360,000	12,037,112
#	CIT Equipment Collateral 144A Series 2009-VT1 A3 3.07% 8/15/16		1,063,720	1,069,393
	Series 2010-VT1A A3 2.41% 5/15/13		1,845,000	1,855,537
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1 0.837% 7/15/13		2,375,000	2,374,853
	•Series 2006-C1 C1 0.586% 2/20/15		5,000,000	4,961,635
	Series 2007-A3 A3 6.15% 6/15/39		7,465,000	8,817,475
•#	Citibank Omni Master Trust
	Series 2009-A8 A8 144A 2.287% 5/16/16		1,530,000	1,548,416
	Citicorp Residential Mortgage Securities Series 2006-3 A4 5.703% 11/25/36		90,000	89,115
	Series 2006-3 A5 5.948% 11/25/36		4,700,000	3,783,669
	CNH Equipment Trust
	Series 2010-A A4 2.49% 1/15/16		5,710,000	5,852,822
•#	CNH Wholesale Master Note Trust
	Series 2009-1A A 144A 1.887% 7/15/15		4,500,000	4,556,599
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		15,305,000	17,532,190
	•Series 2009-A1 A1 1.487% 12/15/14		4,540,000	4,593,485
#	Ford Auto Securitization Trust
	Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	1,960,000	2,055,724
#	Ford Credit Auto Lease Trust
	Series 2009-A A3 144A 3.71% 1/15/14		725,257	727,210
•	Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.737% 9/15/14		2,200,000	2,229,790
	General Electric Capital Credit Card Master Note Trust Series 2009-2 A 3.69% 7/15/15		10,000,000	10,284,462
#	Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14		4,575,000	4,611,183

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)

	Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14	1,043,596	$1,047,966
	John Deere Owner Trust
	Series 2010-A A4 2.13% 10/17/16	4,040,000	4,134,125
	Series 2011-A A4 1.96% 4/16/18	4,255,000	4,312,841
•	MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.537% 10/15/14	2,345,000	2,359,012
•	Merrill Auto Trust Securitization Series 2007-1 A4 0.247% 12/15/13	645,399	645,316
	Mid-State Trust Series 11 A1 4.864% 7/15/38	631,634	616,696
#	Navistar Financial Owner Trust
	Series 2010-B A3 144A 1.08% 3/18/14	4,190,000	4,193,511
=#	Sail NIM Series 2003-10A A 144A 7.50% 10/27/33	65,901	0
#	Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	1,855,350	1,866,946

	Total Non-Agency Asset-Backed Securities (Cost $159,222,987)		163,165,751

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.34%
•	ARM Trust Series 2005-10 3A11 5.247% 1/25/36	2,324,130	1,963,987
	Bank of America Alternative Loan Trust Series 2004-11 1CB1 6.00% 12/25/34	2,659,523	2,599,130
	Series 2005-9 5A1 5.50% 10/25/20	1,883,451	1,775,718
•	Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33	6,137	3,944
	Series 2004-L 4A1 5.109% 1/25/35	1,243,286	1,228,322
	Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	969,463	1,005,883
	Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	703,293	708,520
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A 5.68% 8/25/37	276,891	201,499
	Countrywide Alternative Loan Trust
	Series 2005-57CB 4A3 5.50% 12/25/35	2,045,646	1,684,420
	Series 2005-85CB 2A2 5.50% 2/25/36	1,635,927	1,351,207
◆	Countrywide Home Loan Mortgage Pass Through Trust Series 2006-1 A2 6.00% 3/25/36	1,915,027	1,594,727
	•Series 2006-HYB1 3A1 2.801% 3/20/36	1,933,168	1,160,863
	Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	179,479	187,726
	First Horizon Asset Securities
	Series 2006-3 1A11 6.25% 11/25/36	761,369	752,534
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27	322,980	342,427
	•Series 1999-3 A 8.00% 8/19/29	579,451	584,072
	Series 2005-RP1 1A3 8.00% 1/25/35	1,664,537	1,666,460
	Series 2005-RP1 1A4 8.50% 1/25/35	1,378,190	1,345,912
•	JPMorgan Mortgage Trust Series 2006-A2 3A3 5.646% 4/25/36	3,729,000	3,204,672
	Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	335,395	326,215
	Series 2006-1 1A3 5.50% 2/25/36	442,771	295,824
	MASTR Alternative Loans Trust
	Series 2003-2 6A1 6.00% 3/25/33	195,250	197,208
•	MASTR ARM Trust Series 2003-6 1A2 2.575% 12/25/33	225,530	214,590
	Series 2005-6 7A1 5.382% 6/25/35	829,533	740,321
	Series 2006-2 4A1 4.983% 2/25/36	967,442	896,295
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A 8.00% 8/25/34	1,495,050	1,520,558
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35	717,978	714,626

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

•	Merrill Lynch Mortgage Investors
	Series 2005-A2 A3 2.622% 2/25/35		373,768	$244,745
•	Residential Funding Mortgage Securities I Series 2006-SA2 3A2 5.841% 8/25/36		87,386	3,651
•	Structured ARM Loan Trust
	Series 2004-3AC A2 2.506% 3/25/34		199,677	191,886
	Series 2006-5 5A4 5.394% 6/25/36		436,613	100,911
◆	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18		1,340,765	1,395,752
	Series 2004-CB3 1A 6.00% 10/25/34		48,599	50,778
	Wells Fargo Mortgage-Backed Securities Trust
	Series 2005-7 A2 5.25% 9/25/35		1,346,835	1,095,591
	Series 2005-18 1A1 5.50% 1/25/36		1,889,780	1,723,906
	Series 2006-7 2A1 6.00% 6/25/36		4,797,710	4,395,493
	•Series 2006-AR19 A1 5.454% 12/25/36		2,132,844	1,954,773
	Series 2007-13 A7 6.00% 9/25/37		2,383,657	2,286,530

	Total Non-Agency Collateralized Mortgage Obligations (Cost $45,495,491)			41,711,676

	REGIONAL BONDS–0.70%Δ
	Australia–0.09%
	New South Wales Treasury 6.00% 5/1/20	AUD	2,456,000	2,684,306

				2,684,306

	Canada–0.61%
	New Brunswick Province 2.75% 6/15/18		5,355,000	5,290,140
	Ontario Province 2.30% 5/10/16		7,710,000	7,758,589
	3.15% 12/15/17		4,285,000	4,377,307
	4.40% 6/2/19	CAD	428,000	471,204
	Quebec Province 4.50% 12/1/19	CAD	401,000	441,503
	4.50% 12/1/20	CAD	700,000	764,317

				19,103,060

	Total Regional Bonds (Cost $21,089,465)			21,787,366

	SOVEREIGN BONDS–3.30%Δ
	Australia–0.88%

	Australia Government Bonds 4.50% 4/15/20	AUD	20,234,000	20,659,613
	6.00% 2/15/17	AUD	5,850,000	6,601,326

				27,260,939

	Belgium–0.06%
	Belgium Government Bond 4.25% 9/28/21	EUR	1,278,000	1,875,589

				1,875,589

	Brazil–0.18%
	Brazilian Government International Bonds
	7.125% 1/20/37		2,180,000	2,703,200
	8.875% 10/14/19		2,180,000	3,002,950

				5,706,150

	Canada–0.22%
	Canada Government
	3.75% 6/1/19	CAD	4,343,000	4,781,398
	4.00% 6/1/41	CAD	1,795,000	2,017,607

				6,799,005

	Chile–0.07%
	Chile Government International Bond 5.50% 8/5/20	CLP	948,000,000	2,046,512

				2,046,512

	France–0.01%
	France Government Bond O.A.T. 3.75% 4/25/21	EUR	163,000	242,988

				242,988

	Indonesia–0.20%
	Indonesia Government
	10.50% 8/15/30	IDR	9,211,000,000	1,246,580
	11.00% 11/15/20	IDR	34,121,000,000	4,889,346

				6,135,926

	Liberia–0.03%
#	Lithuania Government International Bond 144A 6.125% 3/9/21		889,000	946,785

				946,785

	Mexico–0.15%
	Mexican Bonos 8.50% 12/13/18	MXN	49,290,800	4,664,585

				4,664,585

	Norway–0.90%
	Eksportfinans 2.375% 5/25/16		4,380,000	4,400,700
#	Kommunalbanken 144A 1.75% 10/5/15		6,200,000	6,189,336

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	SOVEREIGN BONDS (continued)
	Norway (continued)

	Norway Government Bonds 4.50% 5/22/19	NOK	55,014,000	$11,108,341
	5.00% 5/15/15	NOK	30,571,000	6,155,183

				27,853,560

	Philippines–0.28%
	Philippine Government International Bonds 6.375% 10/23/34		1,000,000	1,097,500
	9.50% 10/21/24		5,396,000	7,581,380

				8,678,880

	Poland–0.10%
	Poland Government Bond 5.50% 10/25/19	PLN	4,767,000	1,717,540
	Poland Government International Bond 5.125% 4/21/21		1,409,000	1,460,076

				3,177,616

	Russia–0.08%
#	Russia — Eurobond 144A 7.85% 3/10/18	RUB	70,000,000	2,631,854

				2,631,854

	Sweden–0.11%
	Sweden Government Bond 5.00% 12/1/20	SEK	18,400,000	3,404,244

				3,404,244

	Turkey–0.03%
	Turkey Government International Bond 5.625% 3/30/21		1,000,000	1,050,000

				1,050,000

	Total Sovereign Bonds (Cost $91,931,993)			102,474,633

	SUPRANATIONAL BANKS–0.89%
	European Investment Bank 4.00% 2/16/21		10,785,000	11,245,768
	Inter-American Development Bank 5.375% 5/27/14	AUD	5,703,000	6,131,258
	International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	16,110,000	2,976,072
	7.50% 7/30/14	NZD	7,920,000	7,227,292

	Total Supranational Banks (Cost $24,377,463)			27,580,390

	U.S. TREASURY OBLIGATIONS–12.45%
	U.S. Treasury Bonds
	4.25% 11/15/40		5,900,000	5,768,170
	4.75% 2/15/41		7,615,000	8,095,697
	U.S. Treasury Notes 1.75% 5/31/16		235,950,000	236,355,126
	3.125% 5/15/21		137,110,000	136,746,110

	Total U.S. Treasury Obligations (Cost $386,481,507)			386,965,103

		Number of
		Shares

	PREFERRED STOCK–0.36%
	Alabama Power 5.625%		112,235	2,811,487
#	Ally Financial 144A 7.00%		3,000	2,819,625
•	PNC Financial Services Group 8.25%		5,270,000	5,626,984

	Total Preferred Stock (cost $10,467,271)			11,258,096

		Principal
		Amount°

	SHORT-TERM INVESTMENTS–17.53%
	Certificates of Deposit–2.57%
	Bank of Montreal Chicago 0.11% 7/1/11		35,000,000	34,999,989
	Bank of Nova Scotia 0.17% 9/27/11		25,000,000	24,999,383
	Nordea Bank Finland New York
	0.20% 7/29/11		20,000,000	20,001,450

				80,000,822

≠	Discounted Commercial Paper–14.95%
	Abbey National North America 0.03% 7/1/11		45,000,000	44,999,999
	Abbott Laboratories 0.13% 8/16/11		15,000,000	14,998,434
	Archer-Daniels-Midland 0.08% 7/18/11		7,860,000	7,859,430
	Barclays US Funding 0.18% 9/14/11		25,000,000	24,989,393
	Cargill Global Funding 0.10% 7/15/11		22,480,000	22,479,063
	0.11% 7/6/11		10,998,000	10,997,816
	Citigroup Funding 0.15% 8/8/11		24,090,000	24,087,338
	Cornell University 0.28% 8/17/11		3,050,000	3,048,872
	Credit Suisse New York 0.17% 7/14/11		25,000,000	24,998,658
	Danske 0.18% 7/20/11		15,150,000	15,148,755
	Duke University 0.18% 8/31/11		1,200,000	1,199,622
	ING US Funding 0.12% 7/14/11		25,095,000	25,093,651
	John Deere 0.80% 7/12/11		14,500,000	14,499,517
	Koch Resources 0.10% 7/21/11		25,000,000	24,997,813

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	SHORT-TERM INVESTMENTS (continued)

≠	Discounted Commercial Paper (continued)
	Leland Stanford Junior University 0.09% 7/8/11	21,376,000	$21,375,572
	Massachusetts Health & Education Facilities Authority Revenue 0.14% 8/1/11	4,002,000	4,002,120
	National Australia Funding 0.115% 8/15/11	25,000,000	24,997,413
	Skandinav Enskilda Bank 0.26% 9/7/11	10,000,000	9,995,745
	St. Joseph County, Indiana 0.17% 8/18/11	15,690,000	15,686,391
	Svenska Handelsbanken 0.07% 7/8/11	11,420,000	11,419,764
	0.18% 8/24/11	25,000,000	24,998,470
	Toyota Motor Credit 0.10% 7/15/11	19,635,000	19,634,427
	UBS Finance Delaware 0.01% 7/1/11	46,050,000	46,049,999
	University of Chicago 0.19% 9/6/11	2,850,000	2,848,832
	Vanderbilt University 0.15% 9/2/11	8,750,000	8,747,988
	Westpac Securities New Zealand 0.21% 8/19/11	15,500,000	15,497,703

			464,652,785

		Number of
		Shares

	Money Market Mutual Fund–0.01%
	Dreyfus Treasury & Agency Cash Management Fund	227,089	227,089

			227,089

	Total Short-Term Investments (Cost $544,877,694)		544,880,696

TOTAL VALUE OF SECURITIES–110.81% (Cost $3,341,955,512)	3,444,312,004
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(10.81%)z	(336,018,559)

NET ASSETS APPLICABLE TO 220,083,375 SHARES OUTSTANDING–100.00%	$3,108,293,445

NET ASSET VALUE–LVIP DELAWARE BOND FUND STANDARD CLASS ($1,263,419,829 / 89,371,511 Shares)	$14.137

NET ASSET VALUE–LVIP DELAWARE BOND FUND SERVICE CLASS ($1,844,873,616 / 130,711,864 Shares)	$14.114

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$2,858,322,334
Undistributed net investment income	53,385,178
Accumulated net realized gain on investments	94,551,424
Net unrealized appreciation of investments and foreign currencies	102,034,509

Total net assets	$3,108,293,445

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
CLP–Chilean Peso
COP–Colombian Peso
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesia Rupiah
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PLN–Polish Zloty
RUB–Russian Ruble
SEK–Swedish Krona
USD–United States Dollar

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for futures contracts.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $368,159,208, which represented 11.84% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $3,977,761, which represented 0.13% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

‡	Non income producing security. Security is currently in default.

Δ	Securities have been classified by country of origin.

≠	The rate shown is the effective yield at the time of purchase.

z	Of this amount, $384,742,022 represents payables for securities purchased and $47,504,285 represents receivables for securities sold and investment interest as of June 30, 2011.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAML–Bank of America Merrill Lynch
BCLY–Barclays Bank
CDS–Credit Default Swap
CITI–Citibank Global Markets
FGIC–Insured by Financial Guaranty Insurance Company
GCM–Greenwich Capital Management
GNMA–Government National Mortgage Association
GSC–Goldman Sachs Capital
GSMPS–Goldman Sachs Reperforming Mortgage Securities
HSBC–Hong Kong Shanghai Bank
JPMC–JPMorgan Chase Bank
MASTR–Mortgage Asset Securitization Transaction, Inc.
MSC–Morgan Stanley Capital
NATL-RE–Insured by National Public Finance Guarantee Corporation
NCUA–National Credit Union Administration
NIM–Net Interest Margin
O.A.T.–Obligations Assimilables du Tresor
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
yr–Year

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

1 The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

				Unrealized
				Appreciation
Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BAML	BRL 4,624,419	USD (2,874,989)	7/29/11	$66,814
BAML	COP 5,302,115,000	USD (2,972,871)	7/29/11	20,769
BAML	EUR (4,395,450)	USD 6,240,989	7/29/11	(127,308)
BAML	IDR 30,852,000,000	USD (3,578,703)	7/29/11	2,423
BAML	NOK (41,977,840)	USD 7,657,130	7/29/11	(113,246)
BCLY	AUD (1,422,463)	USD 1,495,023	7/29/11	(24,717)
CITI	EUR (2,801,437)	USD 3,978,895	7/29/11	(79,935)
GCM	NOK (18,922,348)	USD 3,451,502	7/29/11	(51,150)
GSC	GBP (5,232,051)	USD 8,378,554	7/29/11	(15,277)
HSBC	EUR (456,675)	USD 648,593	7/29/11	(13,056)
HSBC	NOK (14,080,714)	USD 2,567,665	7/29/11	(38,769)
JPMC	CLP 1,067,580,000	USD (2,246,591)	7/29/11	41,996
JPMC	EUR (1,608,035)	USD 2,288,233	7/29/11	(41,549)
MSC	CHF 2,001,446	USD (2,392,009)	7/29/11	(11,202)
MSC	EUR (985,793)	USD 1,401,408	7/29/11	(26,847)
MSC	JPY (135,546,900)	USD 1,688,662	7/29/11	4,920
MSC	KRW 7,076,661,500	USD (6,531,600)	7/29/11	88,104
MSC	NOK (3,377,021)	USD 616,527	7/29/11	(8,582)

				$(326,612)

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy	Proceeds	Value	Date	(Depreciation)
121 U.S. Treasury 5 yr Notes	$14,393,752	$14,422,633	9/30/11	$28,881
228 U.S. Treasury 10 yr Notes	28,187,583	27,890,813	9/21/11	(296,770)

	$42,581,335			$(267,889)

Swap Contract
CDS Contract

					Unrealized
	Swap	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)

	Protection Purchased:
MSC	Kingdom of Spain 5 yr CDS	$6,210,000	1.00%	6/20/16	$(69,497)

The use of foreign currency exchange contracts, futures contracts and swap contract involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$53,357,113
Dividends	349,376
Foreign tax withheld	(5,461)

53,701,028

EXPENSES:
Management fees	4,677,581
Distribution expenses-Service Class	2,974,779
Accounting and administration expenses	674,511
Reports and statements to shareholders	165,218
Trustees’ fees	41,120
Custodian fees	39,799
Professional fees	31,212
Pricing fees	23,663
Other	45,439

Total operating expenses	8,673,322

NET INVESTMENT INCOME	45,027,706

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	28,542,108
Futures contracts	(6,330,489)
Foreign currencies	(5,291,655)
Swap contracts	(14,154)

Net realized gain	16,905,810
Net change in unrealized appreciation/depreciation of investments and foreign currencies	28,876,829

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	45,782,639

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,810,345

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$45,027,706	$88,964,513
Net realized gain on investments and foreign currencies	16,905,810	71,823,293
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	28,876,829	31,467,873

Net increase in net assets resulting from operations	90,810,345	192,255,679

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(42,350,106)
Service Class	—	(46,674,158)
Net realized gain on investments:
Standard Class	—	(24,077,576)
Service Class	—	(28,616,593)

	—	(141,718,433)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	129,857,951	304,865,435
Service Class	315,687,728	607,439,237
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	66,427,682
Service Class	—	75,290,751

	445,545,679	1,054,023,105

Cost of shares repurchased:
Standard Class	(144,640,745)	(300,780,987)
Service Class	(107,556,996)	(187,790,690)

	(252,197,741)	(488,571,677)

Increase in net assets derived from capital share transactions	193,347,938	565,451,428

NET INCREASE IN NET ASSETS	284,158,283	615,988,674
NET ASSETS:
Beginning of period	2,824,135,162	2,208,146,488

End of period (including undistributed net investment income of $53,385,178 and $13,226,889, respectively)	$3,108,293,445	$2,824,135,162

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$13.695	$13.322	$11.676	$12.678	$12.640	$12.620

Income (loss) from investment operations:
Net investment income[2]	0.226	0.514	0.655	0.603	0.648	0.619
Net realized and unrealized gain (loss) on investments and foreign currencies	0.216	0.617	1.553	(0.990)	0.032	(0.028)

Total from investment operations	0.442	1.131	2.208	(0.387)	0.680	0.591

Less dividends and distributions from:
Net investment income	—	(0.479)	(0.562)	(0.610)	(0.642)	(0.571)
Net realized gain on investments	—	(0.279)	—	(0.005)	—	—

Total dividends and distributions	—	(0.758)	(0.562)	(0.615)	(0.642)	(0.571)

Net asset value, end of period	$14.137	$13.695	$13.322	$11.676	$12.678	$12.640

Total return[3]	3.23%	8.49%	18.90%	(2.92% )	5.45%	4.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,263,420	$1,238,884	$1,139,218	$898,902	$992,363	$943,819
Ratio of expenses to average net assets	0.39%	0.39%	0.41%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	3.27%	3.68%	5.13%	4.83%	5.06%	4.89%
Portfolio turnover	183%	312%	270%	261%	462%	397%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$13.697	$13.324	$11.682	$12.676	$12.640	$12.621

Income (loss) from investment operations:
Net investment income[2]	0.202	0.465	0.610	0.559	0.616	0.587
Net realized and unrealized gain (loss) on investments and foreign currencies	0.215	0.617	1.549	(0.986)	0.030	(0.029)

Total from investment operations	0.417	1.082	2.159	(0.427)	0.646	0.558

Less dividends and distributions from:
Net investment income	—	(0.430)	(0.517)	(0.562)	(0.610)	(0.539)
Net realized gain on investments	—	(0.279)	—	(0.005)	—	—

Total dividends and distributions	—	(0.709)	(0.517)	(0.567)	(0.610)	(0.539)

Net asset value, end of period	$14.114	$13.697	$13.324	$11.682	$12.676	$12.640

Total return[3]	3.04%	8.12%	18.48%	(3.26% )	5.17%	4.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,844,873	$1,585,251	$1,068,928	$652,550	$589,154	$461,394
Ratio of expenses to average net assets	0.74%	0.74%	0.76%	0.75%	0.65%	0.65%
Ratio of net investment income to average net assets	2.92%	3.33%	4.78%	4.48%	4.81%	4.64%
Portfolio turnover	183%	312%	270%	261%	462%	397%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize current income consistent with a prudent investment strategy.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC) (Sub-advisor), a series of Delaware Management Business Trust, provides day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund pays DMC at an annual rate of 0.18% of the first $2 billion, 0.15% on the next $1 billion and 0.09% of the Fund’s average daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $146,663 and $13,054, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$811,747
Distribution fees payable to LFD	529,606

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $3,436,881,855, and sales of $3,386,818,899 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $1,761,609,158 and sales of $1,717,602,119 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $3,343,542,297. At June 30, 2011, net unrealized appreciation was $100,769,707, of which $117,196,492 related to unrealized appreciation of investments and $16,426,785 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Agency, Asset-& Mortgage-Backed Securities	$—	$932,954,428	$2,055,724	$935,010,152
Corporate Debt	—	1,316,733,209	—	1,316,733,209
Foreign Debt	—	151,842,389	—	151,842,389
Municipal Bonds	—	97,622,359	—	97,622,359
U.S. Treasury Obligations	—	386,965,103	—	386,965,103
Short-Term Investments	227,089	544,653,607	—	544,880,696
Preferred Stock	—	11,258,096	—	11,258,096

Total	$227,089	$3,442,029,191	$2,055,724	$3,444,312,004

Foreign Currency Exchange Contracts	$—	$(326,612)	$—	$(326,612)

Futures Contracts	$(267,889)	$—	$—	$(267,889)

Swap Contracts	$—	$(69,497)	$—	$(69,497)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	and Mortgage-
	Backed	Corporate
	Securities	Debt	Total

Balance as of 12/31/10	$4,719,094	$—	$4,719,094
Purchases	1,993,288	9,805,265	11,798,553
Sales	(4,714,504)	—	(4,714,504)
Net realized gain	14,504	—	14,504
Transfers out of Level 3	—	(9,805,265)	(9,805,265)
Net change in unrealized appreciation/depreciation	43,342	—	43,342

Balance as of 6/30/11	$2,055,724	$—	$2,055,724

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$62,436	$—	$62,436

During the six months ended June 30, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $9,805,265 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the six months ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$141,718,433

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,858,322,334
Undistributed ordinary income	135,184,310
Undistributed long-term capital gains	24,086,717
Other temporary differences	(8,438,105)
Unrealized appreciation of investments and foreign currencies	99,138,189

Net assets	$3,108,293,445

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of futures contracts, mark-to-market of foreign currency contracts and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(4,869,417)	$4,869,417

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	9,331,337	21,792,953
Service Class	22,706,681	43,547,169
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,783,123
Service Class	—	5,422,730

	32,038,018	75,545,975

Shares repurchased:
Standard Class	(10,423,694)	(21,627,504)
Service Class	(7,735,577)	(13,452,714)

	(18,159,271)	(35,080,218)

Net increase	13,878,747	40,465,757

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No option contracts were outstanding at June 30, 2011.

Swap Contracts–The Fund enters into inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps.  Inflation swaps agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Credit events generally include, among others bankruptcy failure to pay and obligation default.

Credit Default Swaps.  A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, net unrealized depreciation of CDS contracts was $69,497. The Fund has received $560,000 as collateral for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $6,210,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

Swaps Generally.  Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$46,840	Liabilities net of receivables and other assets	$(373,452)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(267,889)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(69,497)

Total		$46,840		$(710,838)

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2011 was as follows:

			Change in
			Unrealized
			Appreciation or
		Realized Gain or	Depreciation on
		Loss on Derivatives	Derivatives
	Location of Gain or Loss on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income

Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(5,734,193)*	$1,638,927
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(6,330,489)	(2,623,052)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(14,154)	(69,497)

Total		$(12,078,836)	$(1,053,622)

*	Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported on the Fund’s Statement of Operations.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard and Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund–26

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified
Floating Rate Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Delaware Diversified Floating Rate Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	10
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12

LVIP Delaware Diversified Floating Rate Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,011.90	0.71%	$3.54
Service Class Shares	1,000.00	1,010.70	0.96%	4.79

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.27	0.71%	$3.56
Service Class Shares	1,000.00	1,020.03	0.96%	4.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Agency Collateralized Mortgage Obligations	4.30%

Commercial Mortgage-Backed Securities	0.71%

Convertible Bonds	1.04%

Corporate Bonds	65.71%

Aerospace & Defense	0.21%
Automobiles & Automotive Parts	1.42%
Beverages	2.21%
Biotechnology	0.56%
Building & Materials	3.08%
Capital Markets	1.96%
Chemicals	2.24%
Commercial Banks	11.94%
Computers & Peripherals	0.92%
Diversified Financial Services	3.99%
Diversified Telecommunication Services	3.66%
Electric Utilities	5.21%
Energy Equipment & Services	3.30%
Food & Staples Retailing	0.28%
Food Products	2.27%
Health Care Equipment & Supplies	0.23%
Health Care Providers & Services	1.60%
Insurance	4.14%
IT Services	0.66%
Life Sciences Tools & Services	0.22%
Media	1.86%
Metals & Mining	0.96%
Multi-Utilities	1.25%
Office Electronics	1.48%
Oil, Gas & Consumable Fuels	3.85%
Paper & Forest Products	0.66%
Pharmaceuticals	0.81%
Real Estate Investment Trusts	1.00%
Road & Rail	0.21%
Semiconductors & Semiconductor Equipment	1.11%
Wireless Telecommunication Services	2.42%

Municipal Bonds	3.07%

Non-Agency Asset-Backed Securities	4.55%

Regional Bond	0.22%

Senior Secured Loans	15.55%

Sovereign Bonds	1.68%

Supranational Bank	0.21%

U.S. Treasury Obligation	0.21%

Preferred Stock	0.01%

Short-Term Investment	2.37%

Total Value of Securities	99.63%

Receivables and Other Assets Net of Liabilities	0.37%

Total Net Assets	100.00%

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.30%
•	Fannie Mae REMICs Series 2004-36 FA 0.586% 5/25/34	842,087	$843,898
	Series 2005-106 QF 0.696% 12/25/35	3,684,343	3,700,908
	Series 2006-40 F 0.486% 5/25/36	572,846	572,614
•	Freddie Mac REMICs Series 3152 JF 0.637% 8/15/35	732,682	734,422
	Series 3311 VF 0.427% 5/15/37	906,740	905,612
	Series 3316 FB 0.487% 8/15/35	891,312	893,110
	Series 3780 LF 0.587% 3/15/29	137,271	136,529
	Series 3800 AF 0.687% 2/15/41	1,866,955	1,873,998
•	GNMA Series 2010-46 MF 0.587% 5/16/34	832,140	832,654

	Total Agency Collateralized Mortgage Obligations (Cost $10,453,075)		10,493,745

	COMMERCIAL MORTGAGE-BACKED SECURITIES–0.71%
#•	American Tower Trust
	Series 2007-1A AFL 144A 0.377% 4/15/37	1,375,000	1,330,635
#•	GS Mortgage Securities II Series 2010-C1 C 144A 5.635% 8/10/43	100,000	98,820
#	WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	300,000	295,100

	Total Commercial Mortgage-Backed Securities (Cost $1,735,137)		1,724,555

	CONVERTIBLE BONDS–1.04%
	Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	410,000	413,588
	Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29	390,000	439,238
	Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	575,000	576,437
	Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27	410,000	436,138
	Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	36,000	34,020
•	U.S. Bancorp 0.00% exercise price $37.86, expiration date 9/20/36	650,000	645,530

	Total Convertible Bonds (Cost $2,527,209)		2,544,951

	CORPORATE BONDS–65.71%
	Aerospace & Defense–0.21%
#	Meccanica Holdings USA 144A 6.25% 7/15/19	480,000	512,944

			512,944

	Automobiles & Automotive Parts–1.42%
#	Delphi 144A 6.125% 5/15/21	1,200,000	1,191,000
•	Johnson Controls 0.683% 2/4/14	2,250,000	2,259,344

			3,450,344

	Beverages–2.21%
•	Anheuser-Busch Inbev Worldwide 0.824% 1/27/14	1,585,000	1,591,898
	0.977% 3/26/13	550,000	555,349
•	Coca-Cola Enterprises 0.561% 2/18/14	2,130,000	2,135,719
#	Pernod-Ricard 144A 5.75% 4/7/21	1,050,000	1,101,510

			5,384,476

	Biotechnology–0.56%
	Bio-Rad Laboratories 4.875% 12/15/20	515,000	526,295
	Genzyme 3.625% 6/15/15	800,000	847,686

			1,373,981

	Building & Materials–3.08%
•	Caterpillar 0.355% 11/21/12	2,000,000	2,000,850
#•	Cemex SAB de CV 144A 5.246% 9/30/15	950,000	921,500
•	Danaher 0.497% 6/21/13	3,435,000	3,441,743
•	Eaton 0.575% 6/16/14	1,150,000	1,152,353

			7,516,446

	Capital Markets–1.96%
•	Goldman Sachs Group 0.697% 3/22/16	1,215,000	1,147,118
	Korea Development Bank 8.00% 1/23/14	300,000	341,662
	Lazard Group 6.85% 6/15/17	1,015,000	1,120,761
•	Morgan Stanley 1.874% 1/24/14	1,225,000	1,234,527
•	UBS AG 1.273% 1/28/14	925,000	929,690

			4,773,758

	Chemicals–2.24%
	Airgas 2.95% 6/15/16	635,000	634,237
	Dow Chemical
	•2.518% 8/8/11	450,000	450,990
	4.25% 11/15/20	610,000	597,606
	8.55% 5/15/19	250,000	322,847
•	duPont (E.I.) deNemours 0.667% 3/25/14	3,440,000	3,461,786

			5,467,466

	Commercial Banks–11.94%
•	Abbey National Treasury Services 1.854% 4/25/14	1,610,000	1,601,702
	American Express Bank FSB 5.55% 10/17/12	500,000	527,679
#•	Australia & New Zealand Banking Group 144A 1.03% 1/10/14	775,000	777,897
•	Bank of America 0.527% 6/15/16	620,000	563,763
•	Bank of Montreal 0.743% 4/29/14	1,375,000	1,377,710

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)

•	Barclays Bank 1.323% 1/13/14	1,405,000	$1,410,250
•	Branch Banking & Trust
	0.559% 5/23/17	980,000	921,984
	0.57% 9/13/16	1,505,000	1,454,947
	City National 5.25% 9/15/20	125,000	128,082
#•	CoBank 144A 0.847% 6/15/22	425,000	381,040
•	Credit Suisse 1.241% 1/14/14	1,250,000	1,255,930
•	Fifth Third Bank 0.371% 5/17/13	1,795,000	1,767,755
•	Fifth Third Capital Trust IV
	6.50% 4/15/37	100,000	99,000
•	JPMorgan Chase Bank 0.58% 6/13/16	2,775,000	2,601,073
	KeyCorp 5.10% 3/24/21	1,050,000	1,071,457
#•	National Australia Bank 144A
	0.793% 7/8/14	250,000	252,541
	1.01% 4/11/14	1,235,000	1,234,673
•	National City Bank 0.622% 6/7/17	1,860,000	1,745,193
•	PNC Funding 0.473% 1/31/14	870,000	865,051
#•	Rabobank 144A 11.00% 12/29/49	865,000	1,106,947
#•	Standard Chartered 144A 1.214% 5/12/14	1,500,000	1,502,145
•	SunTrust Bank 0.548% 8/24/15	2,015,000	1,907,020
	SVB Financial Group 5.375% 9/15/20	310,000	312,053
#•	Swedbank 144A 0.731% 1/14/13	600,000	599,869
•	US Bank 0.561% 10/14/14	1,045,000	1,037,912
•	USB Capital IX 3.50% 4/15/49	575,000	475,979
•	Wachovia 0.648% 10/15/16	2,239,000	2,150,880

			29,130,532

	Computers & Peripherals–0.92%
•	Hewlett-Packard 0.534% 5/24/13	2,000,000	2,005,662
#	Seagate Technology International 144A 10.00% 5/1/14	194,000	226,010

			2,231,672

	Diversified Financial Services–3.99%
#•	American Honda Finance 144A 0.638% 11/7/12	650,000	648,992
•	Caterpillar Financial Services 0.42% 2/22/13	750,000	751,047
#	CDP Financial 144A 4.40% 11/25/19	600,000	615,514
	Citigroup 5.125% 5/5/14	1,325,000	1,421,122
#	ERAC USA Finance 144A 2.25% 1/10/14	850,000	858,999
	General Electric Capital
	•0.466% 5/11/16	1,950,000	1,856,569
	5.30% 2/11/21	350,000	364,874
	International Lease Finance 6.25% 5/15/19	896,000	876,789
•	John Deere Capital 0.399% 7/15/13	800,000	801,300
	0.473% 3/3/14	1,540,000	1,545,461

			9,740,667

	Diversified Telecommunication Services–3.66%
•	Qwest 3.497% 6/15/13	2,840,000	2,918,099
	Telecom Italia Capital
	•0.886% 7/18/11	950,000	949,922
	6.999% 6/4/18	375,000	410,697
•	Telefonica Emisiones 0.603% 2/4/13	1,140,000	1,123,149
	Verizon Communications
	•0.856% 3/28/14	2,830,000	2,858,804
	6.10% 4/15/18	575,000	659,849

			8,920,520

	Electric Utilities–5.21%
#	American Transmission Systems 144A 5.25% 1/15/22	575,000	611,678
•	CMS Energy 1.228% 1/15/13	1,846,000	1,836,770
•	Columbus Southern Power 0.645% 3/16/12	2,275,000	2,280,671
•	DTE Energy 0.955% 6/3/13	2,100,000	2,106,810
#	Enel Finance International 144A 6.25% 9/15/17	715,000	790,360
•	Georgia Power 0.519% 1/15/13	1,150,000	1,152,163
	0.567% 3/15/13	790,000	792,228
•	NextEra Energy Capital Holdings 0.668% 11/9/12	2,065,000	2,071,699
•	Wisconsin Energy 6.25% 5/15/67	1,071,000	1,079,001

			12,721,380

	Energy Equipment & Services–3.30%
•	BP Capital Markets 0.85% 3/11/14	2,055,000	2,066,714
	Noble Holding International 3.05% 3/1/16	1,600,000	1,615,750
	Petrobras International Finance 5.375% 1/27/21	555,000	572,654
•	Total Capital Canada 0.656% 1/17/14	1,605,000	1,616,795
	Transocean 6.50% 11/15/20	1,000,000	1,120,231
	Weatherford International 4.95% 10/15/13	380,000	404,980
	5.125% 9/15/20	650,000	664,875

			8,061,999

	Food & Staples Retailing–0.28%
	Delhaize Group 6.50% 6/15/17	600,000	692,593

			692,593

	Food Products–2.27%
•	Archer-Daniels-Midland 0.422% 8/13/12	1,600,000	1,603,462
•	General Mills 0.611% 5/16/14	3,075,000	3,090,345
	Safeway 3.95% 8/15/20	870,000	847,668

			5,541,475

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Health Care Equipment & Supplies–0.23%
	Covidien International Finance 6.00% 10/15/17	475,000	$555,871

			555,871

	Health Care Providers & Services–1.60%
	Coventry Health Care 5.45% 6/15/21	155,000	158,901
#	Health Care Services 144A 4.70% 1/15/21	825,000	848,349
•	Quest Diagnostics 1.096% 3/24/14	2,880,000	2,906,735

			3,913,985

	Insurance–4.14%
	American International Group 5.45% 5/18/17	290,000	303,639
	8.25% 8/15/18	450,000	517,107
•	Berkshire Hathaway Finance 0.62% 1/10/14	1,680,000	1,682,979
•	Chubb 6.375% 3/29/67	1,545,000	1,606,800
#•	MassMutual Global Funding II 144A 0.747% 9/27/13	650,000	653,665
#•	MetlLife Institutional Funding II 144A 1.201% 4/4/14	3,200,000	3,209,523
#•	New York Life Global Funding 144A 0.563% 4/4/14	765,000	765,835
#•	ZFS Finance USA Trust IV 144A 5.875% 5/9/32	1,350,000	1,368,326

			10,107,874

	IT Services–0.66%
•	Western Union 0.832% 3/7/13	1,600,000	1,609,765

			1,609,765

	Life Sciences Tools & Services–0.22%
	Thermo Fisher Scientific 3.20% 5/1/15	525,000	546,234

			546,234

	Media–1.86%
	Comcast 6.30% 11/15/17	800,000	928,539
#	COX Communications 144A 6.25% 6/1/18	400,000	458,790
#	NBC Universal Media 144A 4.375% 4/1/21	450,000	446,172
	Time Warner Cable 8.25% 4/1/19	1,250,000	1,561,326
#	Vivendi 144A 6.625% 4/4/18	1,000,000	1,132,803

			4,527,630

	Metals & Mining–0.96%
	ArcelorMittal 5.50% 3/1/21	1,250,000	1,254,275
	9.85% 6/1/19	675,000	856,957
	Teck Resources 9.75% 5/15/14	186,000	225,294

			2,336,526

	Multi-Utilities–1.25%
	Ameren Illinois 9.75% 11/15/18	435,000	572,408
•	Sempra Energy 1.007% 3/15/14	2,475,000	2,485,875

			3,058,283

	Office Electronics–1.48%
•	Xerox 1.081% 5/16/14	3,600,000	3,620,409

			3,620,409

	Oil, Gas & Consumable Fuels–3.85%
•	Enbridge Energy Partners 8.05% 10/1/37	1,590,000	1,727,187
	Enterprise Products Operating 3.20% 2/1/16	50,000	50,845
	•7.034% 1/15/68	1,510,000	1,589,461
	Kinder Morgan Energy Partners 5.30% 9/15/20	690,000	727,202
	6.00% 2/1/17	875,000	987,937
	Plains All American Pipeline 5.00% 2/1/21	1,440,000	1,467,032
	8.75% 5/1/19	115,000	144,887
•	TransCanada PipeLines 6.35% 5/15/67	1,585,000	1,595,272
#	Woodside Finance 144A 4.50% 11/10/14	400,000	428,897
	8.125% 3/1/14	575,000	666,419

			9,385,139

	Paper & Forest Products–0.66%
	Georgia-Pacific 8.00% 1/15/24	470,000	559,302
	#144A 5.40% 11/1/20	1,025,000	1,046,514

			1,605,816

	Pharmaceuticals–0.81%
•	Teva Pharmaceutical Finance lll 0.747% 3/21/14	1,975,000	1,984,292

			1,984,292

	Real Estate Investment Trusts–1.00%
	Digital Realty Trust 5.25% 3/15/21	1,600,000	1,594,689
	Health Care REIT 5.25% 1/15/22	850,000	848,432

			2,443,121

	Road & Rail–0.21%
	CSX 4.25% 6/1/21	520,000	518,602

			518,602

	Semiconductors & Semiconductor Equipment–1.11%
	National Semiconductor 6.60% 6/15/17	500,000	589,211
•	Texas Instruments 0.439% 5/15/13	2,100,000	2,107,058

			2,696,269

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Wireless Telecommunication Services–2.42%
#	Crown Castle Towers 144A 4.883% 8/15/20	2,600,000	$2,619,172
#•	VimpelCom Holdings 4.246% 6/29/14	1,030,000	1,037,725
	Virgin Media Secured Finance 6.50% 1/15/18	1,750,000	1,927,188
	#144A 5.25% 1/15/21	300,000	320,075

			5,904,160

	Total Corporate Bonds (Cost $159,323,768)		160,334,229

	MUNICIPAL BONDS–3.07%
•	Kentucky Higher Education Student Loan Revenue Series 1 Class A-1 0.773% 5/1/20	460,000	459,604
•	Missouri Higher Education Loan Authority Student Revenue Class A-1 1.107% 8/27/29	806,247	805,263
•	New Jersey Economic Development Authority Revenue (Building America Bonds) 1.247% 6/15/13	525,000	524,528
•	New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.51% 12/1/38	580,000	581,786
•	North Texas Higher Education Authority Student Loan Revenue (Libor Floating) Series 1 1.346% 4/1/40	800,000	801,976
	Series 1 Class A-2 1.146% 7/1/30	925,000	903,614
•	Oklahoma Student Loan Authority Revenue (Libor-Indexed) Series 1 1.498% 6/1/40	2,750,000	2,750,028
	Series A-2A 1.511% 9/1/37	655,000	656,985

	Total Municipal Bonds (Cost $7,501,247)		7,483,784

	NON-AGENCY ASSET-BACKED SECURITIES–4.55%
•	Bank of America Credit Card Trust Series 2007-A6 A6 0.247% 9/15/16	1,106,500	1,102,136
#•	Capital Auto Receivables Asset Trust Series 2008-CPA A1 144A 1.037% 1/15/13	157,139	157,504
•	Capital One Multi-Asset Execution Trust Series 2006-A8 A8 0.217% 4/15/16	390,000	388,711
	Series 2007-A4 A4 0.217% 3/16/15	500,000	499,501
•	Citibank Credit Card Issuance Trust Series 2008-A6 A6 1.386% 5/22/17	400,000	415,496
	Series 2009-A1 A1 1.937% 3/17/14	650,000	657,688
	Series 2009-A2 A2 1.737% 5/15/14	500,000	506,402
#•	Citibank Omni Master Trust Series 2009-A14 A14 144A 2.937% 8/15/18	1,000,000	1,051,263
#•	CNH Wholesale Master Note Trust Series 2009-A1 144A 1.887% 7/15/15	1,500,000	1,518,866
•	Discover Card Master Trust Series 2009-A1 A1 1.487% 12/15/14	900,000	910,603
	Series 2010-A1 A1 0.837% 9/15/15	806,000	812,545
•	Discover Card Master Trust I Series 2005-4 A2 0.277% 6/16/15	444,000	443,407
	Series 2006-3 A1 0.217% 3/15/14	475,000	474,878
#	Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	100,000	104,884
•	Ford Credit Auto Owner Trust Series 2009-A A3B 2.687% 5/15/13	35,837	36,076
#•	Ford Credit Floorplan Master Owner Trust Series 2010-1 A 144A 1.837% 12/15/14	1,000,000	1,018,676
•	MBNA Credit Card Master Note Trust Series 2006-A5 A5 0.247% 10/15/15	1,000,000	998,436

	Total Non-Agency Asset-Backed Securities (Cost $11,083,541)		11,097,072

	REGIONAL BOND–0.22%
	Canada–0.22%
•	Province of Ontario Canada 0.428% 5/7/13	550,000	550,552

	Total Regional Bond (Cost $549,926)		550,552

«	SENIOR SECURED LOANS–15.55%
	Advantage Sales & Marketing 5.25% 11/29/17	796,000	798,388
	AES 4.25% 5/17/18	1,246,875	1,249,436
	Affinion Group Tranche B 5.00% 10/7/16	118,464	118,464
	Alliance HealthCare 5.50% 6/1/16	237,588	237,341
	Allied Security Holdings Tranche B 5.00% 1/21/17	184,538	185,845
	Ameristar Casinos Tranche B 4.00% 3/29/18	269,325	270,532
	Anchor Glass Container 6.00% 2/3/16	80,399	81,068
	Armored Autogroup Tranche B 6.00% 11/5/16	144,638	145,045
	Aspect Software Tranche B 6.25% 5/7/16	74,063	74,340
	ATI Holdings 7.50% 3/12/16	132,616	131,787
	Attachmate 6.50% 11/21/16	1,250,000	1,253,324

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

SENIOR SECURED LOANS (continued)

BNY ConvergEx Group 8.75% 11/29/17	300,000	$306,000
Bresnan Broadband Holdings 4.502% 12/6/17	388,050	388,708
Brickman Group Holdings Tranche B 7.25% 10/14/16	233,825	237,296
Brock Holdings III 10.50% 2/15/18	285,000	293,194
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17	1,221,938	1,222,700
Caesars Entertainment Operating Tranche B 3.274% 1/28/15	250,000	225,768
Tranche B2 3.274% 1/28/15	465,000	419,928
Calpine Tranche B 4.50% 3/1/18	440,000	436,240
Cengage Learning Acquisitions 2.44% 7/3/14	134,651	121,364
7.50% 7/7/14	322,703	324,317
Charter Communications Operating 2.19% 3/6/14	7,304	7,298
Tranche B 8.50% 3/6/14	30,183	30,334
Chrysler Group 6.00% 4/28/17	1,150,000	1,125,649
Citadel Broadcasting Tranche B 4.25% 11/29/16	232,964	233,137
CityCenter Holdings 7.50% 1/10/15	500,000	504,115
Clear Channel Communication Tranche B 3.841% 1/29/16	520,574	442,488
CommScope Tranche B 5.00% 1/3/18	602,490	607,012
Community Health Systems 3.754% 1/25/17	1,221,299	1,194,290
DaVita Tranche B 4.50% 10/20/16	497,500	499,719
Del Monte Tranche B 4.50% 11/26/17	1,100,000	1,098,625
Delos Aircraft 7.00% 3/17/16	57,115	57,734
Delphi Automotive Tranche B 3.50% 3/31/17	916,842	923,485
Delta Air Lines Tranche B 5.50% 3/29/17	500,000	496,368
DineEquity Tranche B 4.25% 10/31/17	459,987	460,849
Dunkin Brands Tranche B 4.25% 11/23/17	1,493,756	1,494,353
Endo Pharmaceuticals Holdings Tranche B 4.25% 4/14/18	1,000,000	1,004,655
First Data Tranche B2 2.945% 9/24/14	628,857	583,621
Ford Motor Tranche B 2.94% 12/15/13	190,709	190,862
Frac Tech International Tranche B 6.25% 4/19/16	387,558	387,583
GenOn Energy Tranche B 6.00% 6/20/17	282,863	283,186
Goodman Global Tranche B 5.75% 10/28/16	159,200	159,897
Graham Packaging Tranche C 6.75% 4/5/14	222,159	223,043
Tranche D 6.00% 9/23/16	278,600	279,586
Gray Television Tranche B 3.70% 12/31/14	555,233	545,842
Grifols Tranche B 6.00% 6/4/16	530,000	532,812
HGI Holdings 6.75% 7/27/17	404,088	407,749
Houghton International Tranche B 6.75% 1/11/16	397,285	399,768
International Lease Finance 6.75% 3/17/15	77,885	78,193
Isle of Capri Casinos 4.75% 3/1/17	224,438	225,771
Kar Auction Services Tranche B 5.00% 4/26/17	1,000,000	1,007,915
Knology Tranche B 4.00% 8/8/17	443,888	442,733
Level 3 Financing 11.15% 3/13/14	150,000	159,305
Live Nation Entertainment Tranche B 4.50% 11/6/16	113,563	113,619
MedAssets Tranche B 5.252% 11/15/16	76,450	76,728
MGM MIRAGE Tranche E 7.00% 2/21/14	218,555	213,930
MultiPlan 4.75% 8/26/17	245,000	244,157
NBTY Tranche B 4.25% 10/1/17	423,938	424,707
NRG Energy Tranche B 4.00% 5/5/18	1,000,000	1,001,875
Nuveen Investments 5.807% 5/13/17	325,000	325,475
2nd Lien 12.50% 7/9/15	380,000	406,125
OSI Restaurant Partners 2.319% 6/14/13	37,958	36,403
2.50% 6/13/14	389,561	373,601
Pinnacle Foods Finance Tranche D 6.00% 4/2/14	178,978	180,444
PQ 6.70% 7/30/15	875,000	859,985
Radnet Management Tranche B 5.75% 4/2/16	247,494	247,803
Reynolds & Reynolds Tranche B 4.25% 3/9/18	2,000,000	1,998,999
Rockwood Specialties Group Tranche B 3.75% 1/25/18	230,000	231,473
Roundy’s Supermarkets 10.00% 4/16/16	130,000	131,747
Sinclair Television Group Tranche B 4.00% 10/29/16	237,405	238,050
Surgical Care Affiliates Tranche B 5.50% 5/26/18	1,230,000	1,220,774
SymphonyIRI Group Tranche B 5.00% 5/9/17	500,000	502,398
Texas Competitive Electric Holdings Tranche B2 3.50% 10/10/14	1,245	1,056
Toys R US Delaware Tranche B 6.00% 9/1/16	397,000	397,472
TransDigm 1st Lien 4.00% 2/3/17	289,275	290,415
TWCC Holding Tranche B 4.25% 1/24/17	668,325	671,760
Univision Communications 4.441% 3/29/17	1,018,220	968,582
US TelePacific 5.75% 2/10/17	123,784	123,578

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	SENIOR SECURED LOANS (continued)

	Visant 5.25% 12/31/16		995,000	$991,622
	Walter Energy Tranche B 4.00% 2/3/18		500,000	500,768
	Wendy’s/Arby’s Restaurants 5.00% 5/19/17		211,613	212,247
	Wyle Services 5.50% 3/31/17		355,000	356,509

	Total Senior Secured Loans (Cost $37,908,591)			37,951,364

	SOVEREIGN BONDS–1.68%Δ
	Australia–0.54%
	Australia Government Inflation Linked Bond 4.00% 8/20/15	AUD	714,000	1,312,112

				1,312,112

	Brazil–0.48%
	Brazil Notas do Tesouro Nacional Series B 6.00% 5/15/15	BRL	90,000	1,165,533

				1,165,533

	South Africa–0.43%
	South Africa Government Inflation Linked Bond 2.75% 1/31/22	ZAR	6,973,570	1,051,017

				1,051,017

	Sweden–0.23%
•	Svensk Exportkredit 1.011% 8/14/14		550,000	560,478

				560,478

	Total Sovereign Bonds (Cost $3,984,556)			4,089,140

	SUPRANATIONAL BANK–0.21%
•	African Development Bank 0.603% 8/4/14		500,000	504,382

	Total Supranational Bank (Cost $502,326)			504,382

	U.S. TREASURY OBLIGATION–0.21%
	U.S. Treasury Note 1.75% 5/31/16		515,000	515,884

	Total U.S. Treasury Obligation (Cost $513,713)			515,884

		Number of
		Shares

	PREFERRED STOCK–0.01%
	Bank of America 7.25%		16	16,044

	Total Preferred Stock (Cost $16,070)			16,044

	SHORT-TERM INVESTMENT–2.37%
	Money Market Mutual Fund–2.37%
	Dreyfus Treasury & Agency Cash Management Fund		5,780,378	5,780,378

	Total Short-Term Investment (Cost $5,780,378)			5,780,378

TOTAL VALUE OF SECURITIES–99.63% (Cost $241,879,537)	243,086,080

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	913,107

NET ASSETS APPLICABLE TO 23,915,516 SHARES OUTSTANDING–100.00%	$243,999,187

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($136,150,193 / 13,336,129 Shares)	$10.209

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($107,848,994 / 10,579,387 Shares)	$10.194

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$242,271,030
Undistributed net investment income	1,667,828
Accumulated net realized loss on investments	(1,424,583)
Net unrealized appreciation of investments and foreign currencies	1,484,912

Total net assets	$243,999,187

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar
BRL–Brazilian Real
EUR–European Monetary Unit
USD–United States Dollar
ZAR–South African Rand

•	Variable rate security. The rate shown is the rate as of June 31, 2011. Interest rates reset periodically.

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $33,911,632 which represented 13.90% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.

Δ	Securities have been classified by country of origin.

Summary of Abbreviations:

GNMA–Government National Mortgage Association
MSC–Morgan Stanley Capital
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
yr–Year

[1]	The following foreign currency exchange contract and swap contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contract

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)

MSC	EUR	(2,509,667)	USD	3,567,755	7/29/11	$(68,347)

Swap Contracts

Interest Rate Swap Contracts

					Unrealized
Counterparty &	Notional	Fixed Interest	Floating Interest	Termination	Appreciation
Referenced Obligation	Value	Rate Received	Rate Received	Date	(Depreciation)

Morgan Stanley
3 yr Interest Rate Swap	$8,000,000	1.23%	0.261%	5/16/14	$9,569
5 yr Interest Rate Swap	23,500,000	2.086%	0.261%	5/16/16	91,454
7 yr Interest Rate Swap	12,000,000	2.722%	0.261%	5/16/18	64,129
10 yr Interest Rate Swap	15,000,000	3.298%	0.261%	5/16/21	98,531

Total	$58,500,000				$263,683

The use of foreign currency exchange contract and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$2,103,009
Dividends	435

2,103,444

EXPENSES:
Management fees	480,971
Distribution expenses-Service Class	76,533
Accounting and administration expenses	36,753
Pricing fees	16,899
Reports and statements to shareholders	15,198
Professional fees	14,759
Custodian fees	4,585
Trustees’ fees	1,523
Other	2,030

Total operating expenses	649,251

NET INVESTMENT INCOME	1,454,193

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	137,961
Foreign currencies	(87,158)
Swap contracts	(1,702,012)

Net realized loss	(1,651,209)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	1,320,775

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(330,434)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,123,759

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund
Statements of Changes in Net Assets

	Six Months
	Ended	5/3/10*
	6/30/11	to
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,454,193	$808,593
Net realized gain (loss) on investments and foreign currencies	(1,651,209)	80,435
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	1,320,775	164,137

Net increase in net assets resulting from operations	1,123,759	1,053,165

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(437,664)
Service Class	—	(11,109)

	—	(448,773)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	67,807,719	73,746,158
Service Class	102,969,442	13,927,782
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	437,664
Service Class	—	11,109

	170,777,161	88,122,713

Cost of shares repurchased:
Standard Class	(3,905,601)	(3,378,742)
Service Class	(8,535,961)	(808,534)

	(12,441,562)	(4,187,276)

Increase in net assets derived from capital share transactions	158,335,599	83,935,437

NET INCREASE IN NET ASSETS	159,459,358	84,539,829
NET ASSETS:
Beginning of period	84,539,829	—

End of period (including undistributed net investment income of $1,667,828 and $299,996, respectively)	$243,999,187	$84,539,829

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware		LVIP Delaware
	Diversified Floating Rate Fund		Diversified Floating Rate Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	5/3/10[2]	Ended	5/3/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.089	$10.000	$10.086	$10.000

Income from investment operations:
Net investment income[3]	0.096	0.134	0.083	0.119
Net realized and unrealized gain on investments and foreign currencies	0.024	0.018	0.025	0.015

Total from investment operations	0.120	0.152	0.108	0.134

Less dividends and distributions from:
Net investment income	—	(0.063)	—	(0.048)

Total dividends and distributions	—	(0.063)	—	(0.048)

Net asset value, end of period	$10.209	$10.089	$10.194	$10.086

Total return[4]	1.19%	1.52%	1.07%	1.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,150	$71,412	$107,849	$13,128
Ratio of expenses to average net assets	0.71%	0.78%	0.96%	1.03%
Ratio of net investment income to average net assets	1.90%	2.00%	1.65%	1.75%
Portfolio turnover	30%	40%	30%	40%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Date of commencement of operations; ratios have been annualized and portfolio turnover and total return has not been annualized.

3 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek total return.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services,

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million.

Prior to May 1, 2011, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.80% of average daily net assets of the Fund.

Delaware Management Company (DMC), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.25% of the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011 fees for administrative and legal services amounted to $8,016 and $607, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$115,947
Distribution fees payable to LFD	20,383

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $201,799,624 and sales of $45,615,057 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $1,407,828 and sales of $1,151,593 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $241,879,873. At June 30, 2011, net unrealized appreciation was $1,206,207, of which $1,682,101 related to unrealized appreciation of investments and $475,894 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$23,210,488	$104,884	$23,315,372
Corporate Debt	—	200,846,588	—	200,846,588
Foreign Debt	—	3,978,541	1,165,533	5,144,074
Municipal Bonds	—	7,483,784	—	7,483,784
U.S. Treasury Obligation	—	515,884	—	515,884
Short-Term Investment	5,780,378	—	—	5,780,378

Total	$5,780,378	$236,035,285	$1,270,417	$243,086,080

Foreign Currency Exchange Contract	$—	$(68,347)	$—	$(68,347)

Swap Contracts	$—	$263,683	$—	$263,683

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-Backed &	Foreign
	Mortgage-Backed Securities	Debt	Total

Balance as of 12/31/10	$—	$—	$—
Purchases	101,698	1,164,637	1,266,335
Net change in unrealized appreciation/deprecation	3,186	896	4,082

Balance as of 6/30/11	$104,884	$1,165,533	$1,270,417

Net change in unrealized appreciation/depreciation still held as of 6/30/11	$3,186	$896	$4,082

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the period May 3, 2010 through December 31, 2010 was as follows:

5/3/10*
to
12/31/10

Ordinary income	$448,773

* Date of commencement of operations.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$242,271,030
Undistributed ordinary income	1,838,007
Accumulated net realized losses	(1,576,129)
Unrealized appreciation of investments	1,466,279

Net assets	$243,999,187

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and swap contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities and gain (loss) on foreign currency transactions. Results of operations and net assets were not

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(86,361)	$86,361

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	5/3/10*
	Ended	to
	6/30/11	12/31/10
Shares sold:
Standard Class	6,640,900	7,372,026
Service Class	10,115,551	1,380,621
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	43,445
Service Class	—	1,103

	16,756,451	8,797,195

Shares repurchased:
Standard Class	(383,144)	(337,098)
Service Class	(837,694)	(80,194)

	(1,220,838)	(417,292)

Net increase	15,535,613	8,379,903

* Date of commencement of operations.

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts–The Fund may enter into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Interest Rate Swaps.  An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.  Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statements of Net Assets.

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net	Fair	Statement of Net	Fair
	Assets Location	Value	Assets Location	Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(68,347)
Credit contracts (Swap contracts)	Receivables and other assets net of liabilities	263,683	Receivables and other assets net of liabilities	—

Total		$263,683		$(68,347)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 was as follows:

			Change in Unrealized
		Realized Loss	Appreciation or
	Location of Gain or	on Derivatives	Depreciation on
	Loss on Derivatives	Recognized in	Derivatives Recognized
	Recognized in Income	Income	in Income

Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(65,426)*	$(68,347)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(1,702,012)	411,469

Total		$(1,767,438)	$343,122

*	Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported with the Fund’s Statement of Operations.

8.	Credit and Market Risk
The Fund may invest a portion of its assets in high yield fixed income securities, which are securities of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible

LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

LVIP Delaware Foundation® Aggressive
  Allocation Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Delaware Foundation® Aggressive Allocation Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	5
Statement of Operations	31
Statements of Changes in Net Assets	31
Financial Highlights	32
Notes to Financial Statements	34

LVIP Delaware Foundation® Aggressive Allocation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,062.80	0.73%	$3.73
Service Class Shares	1,000.00	1,061.50	0.98%	5.01

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“‘Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	69.16%

U.S. Markets	40.82%
Aerospace & Defense	1.33%
Air Freight & Logistics	0.42%
Auto Components	0.08%
Automobiles	0.10%
Beverages	0.29%
Biotechnology	0.50%
Building Products	0.07%
Capital Markets	1.08%
Chemicals	0.76%
Commercial Banks	0.52%
Commercial Services & Supplies	0.53%
Communications Equipment	2.12%
Computers & Peripherals	1.53%
Construction & Engineering	0.23%
Consumer Finance	0.12%
Containers & Packaging	0.11%
Diversified Consumer Services	0.48%
Diversified Financial Services	1.21%
Diversified Telecommunication Services	1.00%
Electric Utilities	0.82%
Electrical Equipment	0.09%
Electronic Equipment, Instruments & Components	0.11%
Energy Equipment & Services	0.57%
Food & Staples Retailing	1.47%
Food Products	1.15%
Gas Utilities	0.06%
Health Care Equipment & Supplies	0.67%
Health Care Providers & Services	1.84%
Health Care Technology	0.04%
Hotels, Restaurants & Leisure	0.39%
Household Durables	0.07%
Household Products	0.73%
Industrial Conglomerates	0.08%
Insurance	1.52%
Internet & Catalog Retail	0.73%
Internet Software & Services	1.70%
IT Services	1.87%
Life Sciences Tools & Services	0.12%
Machinery	0.47%
Media	0.94%
Metals & Mining	0.10%
Multiline Retail	0.48%
Multi-Utilities	0.15%
Office Electronics	0.37%
Oil, Gas & Consumable Fuels	3.11%
Paper & Forest Products	0.03%
Personal Products	0.38%
Pharmaceuticals	2.64%
Professional Services	0.18%
Real Estate Investment Trusts	0.38%
Road & Rail	0.22%
Semiconductors & Semiconductor Equipment	0.75%
Software	1.36%
Specialty Retail	1.04%
Textiles, Apparel & Luxury Goods	0.58%
Thrifts & Mortgage Finance	0.06%
Trading Companies & Distributors	0.08%
Wireless Telecommunication Services	0.99%

Developed Markets	16.95%
Aerospace & Defense	0.27%
Air Freight & Logistics	0.53%
Airlines	0.38%
Auto Components	0.06%
Automobiles	0.75%
Beverages	0.18%
Building Products	0.77%
Chemicals	0.48%
Commercial Banks	1.78%
Construction Materials	0.36%
Containers & Packaging	0.42%
Diversified Telecommunication Services	0.54%
Electrical Equipment	0.42%
Energy Equipment & Services	0.13%
Food & Staples Retailing	0.17%
Food Products	1.28%
Household Durables	0.23%
Industrial Conglomerates	0.31%
Insurance	0.50%
IT Services	1.04%
Life Sciences Tools & Services	0.03%
Machinery	0.42%
Marine	0.01%
Media	0.71%
Metals & Mining	0.61%
Multiline Retail	0.40%
Multi-Utilities	0.38%
Oil, Gas & Consumable Fuels	0.40%
Pharmaceuticals	1.71%
Professional Services	0.41%
Real Estate Management & Development	0.02%
Textiles, Apparel & Luxury Goods	0.32%
Trading Companies & Distributors	0.42%
Wireless Telecommunication Services	0.51%

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund
Security Type/Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Security Type/Sector	of Net Assets

Emerging Markets	11.39%
Airlines	0.02%
Automobiles	0.05%
Beverages	0.28%
Chemicals	0.30%
Commercial Banks	1.68%
Communications Equipment	0.57%
Construction & Engineering	0.04%
Construction Materials	0.20%
Diversified Consumer Services	0.02%
Diversified Financial Services	0.08%
Diversified Telecommunication Services	0.36%
Electric Utilities	0.15%
Electrical Equipment	0.00%
Electronic Equipment, Instruments & Components	0.22%
Food & Staples Retailing	0.11%
Food Products	0.28%
Hotels, Restaurants & Leisure	0.35%
Household Durables	0.14%
Independent Power Producers & Energy Traders	0.04%
Insurance	0.31%
Internet Catalog & Retail	0.05%
Internet Software & Services	0.23%
Machinery	0.07%
Marine	0.08%
Media	0.12%
Metals & Mining	0.82%
Multiline Retail	0.17%
Oil, Gas & Consumable Fuels	2.07%
Paper & Forest Products	0.08%
Pharmaceuticals	0.43%
Real Estate Management & Development	0.29%
Road & Rail	0.03%
Semiconductors & Semiconductor Equipment	0.52%
Software	0.24%
Tobacco	0.18%
Wireless Telecommunication Services	0.81%

Convertible Preferred Stock	0.04%

Exchange-Traded Funds	9.38%

Preferred Stock	0.10%

Agency Collateralized Mortgage Obligations	0.19%

Agency Mortgage-Backed Securities	2.71%

Commercial Mortgage-Backed Securities	1.09%

Convertible Bonds	0.40%

Corporate Bonds	11.18%
Aerospace & Defense	0.07%
Airlines	0.02%
Auto Components	0.14%
Automobiles	0.05%
Beverages	0.26%
Building Products	0.05%
Capital Markets	0.30%
Chemicals	0.30%
Commercial Banks	1.23%
Commercial Services & Supplies	0.21%
Communications Equipment	0.06%
Computers & Peripherals	0.13%
Construction Materials	0.05%
Consumer Finance	0.09%
Containers & Packaging	0.08%
Diversified Financial Services	0.49%
Diversified Telecommunication Services	0.71%
Electric Utilities	0.53%
Electronic Equipment, Instruments & Components	0.01%
Energy Equipment & Services	0.19%
Food & Staples Retailing	0.09%
Food Products	0.14%
Gas Utilities	0.11%
Health Care Equipment & Supplies	0.40%
Health Care Providers & Services	0.40%
Hotels, Restaurants & Leisure	0.24%
Household Durables	0.21%
Independent Power Producers & Energy Traders	0.04%
Insurance	0.40%
Internet Software & Services	0.07%
IT Services	0.04%
Life Sciences Tools & Services	0.15%
Machinery	0.04%
Media	0.48%
Metals & Mining	0.48%
Multiline Retail	0.09%
Multi-Utilities	0.17%
Office Electronics	0.05%
Oil, Gas & Consumable Fuels	1.38%
Paper & Forest Products	0.14%
Pharmaceuticals	0.09%
Real Estate Investment Trusts	0.42%
Road & Rail	0.12%
Semiconductors & Semiconductor Equipment	0.08%
Specialty Retail	0.02%
Textiles, Apparel & Luxury Goods	0.04%
Trading Companies & Distributors	0.02%
Wireless Telecommunication Services	0.30%

Non-Agency Asset-Backed Securities	0.40%

Non-Agency Collateralized Mortgage Obligations	0.07%

Regional Bonds	0.13%

Senior Secured Loans	0.76%

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund
Security Type/Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Security Type/Sector	of Net Assets

Sovereign Bonds	2.73%

Supranational Banks	0.07%

U.S. Treasury Obligations	0.62%

Warrant	0.00%

Short–Term Investments	1.98%

Total Value of Securities	101.01%

Liabilities Net of Receivables and Other Assets	(1.01%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	1.22%
QUALCOMM	0.91%
CGI Group Class A	0.89%
Bank of New York Mellon	0.75%
Google Class A	0.70%
Visa Class A	0.68%
MasterCard Class A	0.66%
Lowe’s	0.65%
Allergan	0.63%
EOG Resources	0.63%

Total	7.72%*

*	Only includes common stock

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–69.16%
	U.S. MARKETS–40.82%
	Aerospace & Defense–1.33%
	Ducommun	3,930	$80,840
†	Esterline Technologies	2,100	160,440
	Honeywell International	7,410	441,562
†	KEYW Holding	6,100	75,579
	Lockheed Martin	2,630	212,951
	Northrop Grumman	15,300	1,061,055
	Raytheon	21,200	1,056,820
	Rockwell Collins	3,940	243,059
	United Technologies	6,780	600,098

			3,932,404

	Air Freight & Logistics–0.42%
	Expeditors International of Washington	21,300	1,090,347
†	Hub Group Class A	4,200	158,172

			1,248,519

	Auto Components–0.08%
	Cooper Tire & Rubber	4,370	86,482
†	Tenneco	3,110	137,058

			223,540

	Automobiles–0.10%
†	Ford Motor	22,290	307,379

			307,379

	Beverages–0.29%
	Coca-Cola	3,870	260,412
	PepsiCo	8,680	611,333

			871,745

	Biotechnology–0.50%
†	Acorda Therapeutics	2,770	89,499
†	Alkermes	8,080	150,288
†	Amgen	5,350	312,172
†	Celgene	3,970	239,470
†	Gilead Sciences	6,890	285,315
†	Incyte	4,940	93,564
†	ONYX Pharmaceuticals	3,490	123,197
†	Spectrum Pharmaceuticals	5,350	49,568
†	Vertex Pharmaceuticals	2,830	147,132

			1,490,205

	Building Products–0.07%
	AAON	4,945	107,999
†	Gibraltar Industries	9,390	106,295

			214,294

	Capital Markets–1.08%
	Apollo Investment	9,690	98,935
	Bank of New York Mellon	86,490	2,215,874
	BlackRock	1,460	280,043
	GFI Group	12,160	55,814
	Goldman Sachs Group	3,770	501,749
†	Piper Jaffray	1,940	55,891

			3,208,306

	Chemicals–0.76%
	Celanese Series A	8,100	431,811
	Dow Chemical	9,370	337,320
	duPont (E.I.) deNemours	19,200	1,037,760
	Eastman Chemical	1,780	181,685
†	Ferro	7,670	103,085
	Koppers Holdings	3,110	117,962
	Schulman (A.)	1,930	48,617

			2,258,240

	Commercial Banks–0.52%
	Boston Private Financial Holdings	12,140	79,881
	Cardinal Financial	7,190	78,731
	City Holding	2,210	72,996
	Home Bancshares	4,500	106,380
@	Independent Bank	2,750	72,188
	Park National	1,580	104,059
	Prosperity Bancshares	2,950	129,269
	Susquehanna Bancshares	7,000	56,000
†	Texas Capital Bancshares	3,530	91,180
	Trustmark	5,130	120,093
	Webster Financial	3,220	67,684
	Wells Fargo	20,580	577,475

			1,555,936

	Commercial Services & Supplies–0.53%
	McGrath RentCorp	2,000	56,160
	Republic Services	4,420	136,357
†	Tetra Tech	3,490	78,525
	United Stationers	4,230	149,869
	US Ecology	4,270	73,017
	Waste Management	28,700	1,069,649

			1,563,577

	Communications Equipment–2.12%
	Adtran	2,940	113,807
	Cisco Systems	76,490	1,194,009
†	Motorola Solutions	23,628	1,087,833
†	NETGEAR	2,130	93,124
	Plantronics	2,850	104,111
†	Polycom	14,100	906,630
	QUALCOMM	47,530	2,699,228
†	ViaSat	2,090	90,434

			6,289,176

	Computers & Peripherals–1.53%
†	Apple	10,760	3,611,809
†	EMC	18,780	517,389

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Computers & Peripherals (continued)
†	NetApp	5,890	$310,874
†	Synaptics	3,520	90,605

			4,530,677

	Construction & Engineering–0.23%
	Fluor	4,150	268,339
	Granite Construction	2,190	53,721
†	MYR Group	4,930	115,362
	Tutor Perini	3,240	62,143
†	URS	3,830	171,354

			670,919

	Consumer Finance–0.12%
	Capital One Financial	6,860	354,456

			354,456

	Containers & Packaging–0.11%
	Boise	6,200	48,298
†	Owens-Illinois	6,890	177,831
	Silgan Holdings	2,720	111,438

			337,567

	Diversified Consumer Services–0.48%
†	Apollo Group Class A	31,300	1,367,184
	Lincoln Educational Services	3,960	67,914

			1,435,098

	Diversified Financial Services–1.21%
	CME Group	4,225	1,231,968
†	Intercontinental Exchange	14,010	1,747,187
	JPMorgan Chase	15,130	619,422

			3,598,577

	Diversified Telecommunication Services–1.00%
	Alaska Communications Systems Group	6,850	60,760
	AT&T	57,937	1,819,800
	Atlantic Tele-Network	1,580	60,609
	Verizon Communications	27,843	1,036,595

			2,977,764

	Electric Utilities–0.82%
	Cleco	2,960	103,156
	Edison International	28,900	1,119,875
	Progress Energy	21,800	1,046,618
	UIL Holdings	2,190	70,847
	UNITIL	2,930	77,059

			2,417,555

	Electrical Equipment–0.09%
	Acuity Brands	1,890	105,424
	Roper Industries	1,980	164,934

			270,358

	Electronic Equipment, Instruments & Components–0.11%
†	Anixter International	1,890	123,493
†	FARO Technologies	1,850	81,030
†	Rofin-Sinar Technologies	3,450	117,818

			322,341

	Energy Equipment & Services–0.57%
	Baker Hughes	3,000	217,680
	Bristow Group	2,570	131,121
†	Complete Production Services	3,130	104,417
†	Key Energy Services	9,190	165,420
	Lufkin Industries	920	79,166
	National Oilwell Varco	2,160	168,934
†	Pioneer Drilling	11,540	175,870
†	RigNet	4,640	78,880
	Schlumberger	6,440	556,416

			1,677,904

	Food & Staples Retailing–1.47%
	Casey’s General Stores	3,430	150,920
	CVS Caremark	43,138	1,621,126
†	Fresh Market	1,930	74,652
	Safeway	42,700	997,899
†	Susser Holdings	9,130	143,524
	Walgreen	32,100	1,362,966

			4,351,087

	Food Products–1.15%
	Archer-Daniels-Midland	48,554	1,463,902
	Bunge	6,242	430,386
	General Mills	8,080	300,738
	J&J Snack Foods	2,100	104,685
	Kraft Foods	31,900	1,123,837

			3,423,548

	Gas Utilities–0.06%
	AGL Resources	4,550	185,231

			185,231

	Health Care Equipment & Supplies–0.67%
†	Align Technology	5,890	134,292
	Baxter International	18,300	1,092,328
†	Conmed	3,230	91,990
†	CryoLife	9,030	50,568
†	Gen-Probe	970	67,076
†	Haemonetics	1,590	102,348
†	Merit Medical Systems	7,145	128,396
†	Quidel	6,080	92,112
†	SonoSite	3,320	116,764
	West Pharmaceutical Services	2,490	108,962

			1,984,836

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)
	Health Care Equipment & Supplies (continued)
	Health Care Providers & Services–1.84%
†	Air Methods	1,850	$138,269
†	AMN Healthcare Services	13,810	114,899
	Cardinal Health	25,000	1,135,500
†	Catalyst Health Solutions	2,140	119,455
†	Express Scripts	7,110	383,798
†	Medco Health Solutions	32,200	1,819,944
	Quest Diagnostics	18,800	1,111,080
†	Sun Healthcare Group	9,490	76,110
	UnitedHealth Group	11,000	567,380

			5,466,435

	Health Care Technology–0.04%
	Quality Systems	1,320	115,236

			115,236

	Hotels, Restaurants & Leisure–0.39%
†	AFC Enterprises	8,360	137,522
†	Bally Technologies	1,370	55,732
†	Buffalo Wild Wings	1,160	76,920
	CEC Entertainment	2,490	99,874
†	Jack in the Box	3,000	68,340
	McDonald’s	5,050	425,816
†	Shuffle Master	9,190	85,972
	Starbucks	5,120	202,189

			1,152,365

	Household Durables–0.07%
	Jarden	6,130	211,546

			211,546

	Household Products–0.73%
	Kimberly-Clark	21,170	1,409,075
	Procter & Gamble	12,040	765,383

			2,174,458

	Industrial Conglomerates–0.08%
	General Electric	12,390	233,675

			233,675

	Insurance–1.52%
	AFLAC	4,640	216,595
	Allstate	33,500	1,022,755
	American Equity Investment Life Holding	8,730	110,958
	Delphi Financial Group Class A	4,300	125,603
@	Harleysville Group	2,650	82,601
	Marsh & McLennan	34,000	1,060,460
	Primerica	4,080	89,638
†	ProAssurance	1,400	98,000
	Prudential Financial	5,920	376,453
	Travelers	22,910	1,337,485

			4,520,548

	Internet & Catalog Retail–0.73%
	Expedia	10,590	307,004
†	priceline.com	3,600	1,842,948

			2,149,952

	Internet Software & Services–1.70%
†	Google Class A	4,130	2,091,349
†	j2 Global Communications	4,070	114,896
†	Liquidity Services	4,110	97,037
†	LogMeIn	2,910	112,239
†	QuinStreet	6,080	78,918
†	ValueClick	4,860	80,676
	VeriSign	35,100	1,174,446
†	Vocus	4,270	130,705
†	Yahoo	76,920	1,156,877

			5,037,143

	IT Services–1.87%
	International Business Machines	1,510	259,041
	MasterCard Class A	6,500	1,958,710
	Syntel	880	52,026
†	TeleTech Holdings	5,730	120,788
†	Teradata	18,700	1,125,740
	Visa Class A	24,100	2,030,666

			5,546,971

	Life Sciences Tools & Services–0.12%
†	Thermo Fisher Scientific	5,650	363,803

			363,803

	Machinery–0.47%
	Barnes Group	4,540	112,637
	Caterpillar	3,090	328,961
†	Chart Industries	1,500	80,970
†	Columbus McKinnon	5,210	93,572
	Cummins	2,430	251,481
	Deere	3,790	312,486
	ESCO Technologies	2,500	92,000
†	Kadant	3,920	123,519

			1,395,626

	Media–0.94%
	CBS Class B	4,070	115,954
	Cinemark Holdings	3,400	70,414
	Comcast Class A	44,000	1,114,960
	Comcast Special Class A	21,850	529,426
†	Knology	6,660	98,901
	National CineMedia	4,490	75,926
	News Class A	17,600	311,520
	Viacom Class B	9,390	478,890

			2,795,991

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)
	Media (continued)
	Metals & Mining–0.10%
†	Castle (A.M.)	4,480	$74,413
	Cliffs Natural Resources	2,550	235,748

			310,161

	Multiline Retail–0.48%
†	DSW Class A	3,090	156,385
	Kohl’s	5,950	297,560
	Macy’s	15,490	452,928
	Nordstrom	5,760	270,374
	Target	5,320	249,561

			1,426,808

	Multi-Utilities–0.15%
	MDU Resources Group	8,190	184,275
	NorthWestern	2,050	67,876
	OGE Energy	3,520	177,126

			429,277

	Office Electronics–0.37%
	Xerox	104,100	1,083,681

			1,083,681

	Oil, Gas & Consumable Fuels–3.11%
	Apache	1,230	151,770
	Berry Petroleum Class A	3,520	187,018
†	Carrizo Oil & Gas	3,850	160,738
	Chevron	13,266	1,364,275
	ConocoPhillips	13,600	1,022,584
	EOG Resources	17,800	1,860,991
	Exxon Mobil	16,790	1,366,370
	Marathon Oil	20,385	1,073,882
†	Newfield Exploration	4,970	338,059
	Occidental Petroleum	4,250	442,170
†	Rosetta Resources	1,860	95,864
†	Swift Energy	2,990	111,437
	Williams	34,600	1,046,650

			9,221,808

	Paper & Forest Products–0.03%
†	KapStone Paper & Packaging Class A	4,490	74,399

			74,399

	Personal Products–0.38%
	Avon Products	36,100	1,010,801
†	Prestige Brands Holdings	8,810	113,120

			1,123,921

	Pharmaceuticals–2.64%
	Abbott Laboratories	6,820	358,868
	Allergan	22,500	1,873,124
	Johnson & Johnson	18,392	1,223,436
	Merck	47,560	1,678,392
	Perrigo	9,800	861,126
	Pfizer	89,275	1,839,065

			7,834,011

	Professional Services–0.18%
†	CRA International	2,290	62,036
†	Kforce	7,200	94,176
	Manpower	1,780	95,497
†	RPX	640	17,939
	Towers Watson Class A	3,990	262,183

			531,831

	Real Estate Investment Trusts–0.38%
	DuPont Fabros Technology	4,240	106,848
	EastGroup Properties	2,620	111,376
	Entertainment Properties Trust	2,560	119,552
	Home Properties	2,250	136,980
	Host Hotels & Resorts	13,700	232,215
	LaSalle Hotel Properties	4,640	122,218
	Sabra Healthcare REIT	5,330	89,064
	Sovran Self Storage	2,860	117,260
	Tanger Factory Outlet Centers	3,530	94,498

			1,130,011

	Road & Rail–0.22%
	Norfolk Southern	5,070	379,895
	Union Pacific	2,680	279,792

			659,687

	Semiconductors & Semiconductor Equipment–0.75%
†	Amkor Technology	16,270	100,386
†	Applied Micro Circuits	9,120	80,803
	Intel	64,096	1,420,368
†	IXYS	6,760	101,265
†	MEMC Electronic Materials	25,800	220,074
†	ON Semiconductor	19,860	207,934
†	Semtech	3,660	100,064

			2,230,894

	Software–1.36%
†	Adobe Systems	37,900	1,191,955
†	Intuit	26,100	1,353,545
	Microsoft	30,540	794,040
†	Nuance Communications	6,070	130,323
	Oracle	3,660	120,451
†	Progress Software	4,355	105,086
†	Radiant Systems	5,060	105,754
†	SolarWinds	2,370	61,952
†	SS&C Technologies Holdings	6,200	123,194
†	SuccessFactors	1,460	42,924

			4,029,224

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)
	Specialty Retail–1.04%
	Big 5 Sporting Goods	5,340	$41,972
	Guess	4,820	202,729
†	Jos. A. Bank Clothiers	2,440	122,024
	Lowe’s	82,800	1,930,069
	Staples	50,600	799,480

			3,096,274

	Textiles, Apparel & Luxury Goods–0.58%
†	G-III Apparel Group	4,150	143,092
†	Iconix Brand Group	4,580	110,836
	Jones Group	2,880	31,248
†	Madden (Steven)	3,980	149,290
	NIKE Class B	12,800	1,151,743
†	Perry Ellis International	5,130	129,533

			1,715,742

	Thrifts & Mortgage Finance–0.06%
	Dime Community Bancshares	6,290	91,457
	Flushing Financial	6,130	79,690

			171,147

	Trading Companies & Distributors–0.08%
	Applied Industrial Technologies	3,820	136,030
†	Titan Machinery	3,900	112,242

			248,272

	Wireless Telecommunication Services–0.99%
†	Crown Castle International	41,600	1,696,863
†	NII Holdings	26,800	1,135,783
	NTELOS Holdings	4,630	94,545

			2,927,191

	Total U.S. Markets (Cost $90,671,863)		121,109,327

§	DEVELOPED MARKETS–16.95%
	Aerospace & Defense–0.27%
	Finmeccanica	64,979	786,172

			786,172

	Air Freight & Logistics–0.53%
	Deutsche Post	82,432	1,584,618

			1,584,618

	Airlines–0.38%
	Singapore Airlines	96,342	1,115,084

			1,115,084

	Auto Components–0.06%
	Sumitomo Rubber Industries	13,567	164,156

			164,156

	Automobiles–0.75%
	Bayerische Motoren Werke	9,997	998,222
	Toyota Motor	29,600	1,218,752

			2,216,974

	Beverages–0.18%
	Coca-Cola Amatil	44,439	545,211

			545,211

	Building Products–0.77%
	Asahi Glass	93,000	1,088,177
	Cie de Saint-Gobain	18,346	1,189,069

			2,277,246

	Chemicals–0.48%
	Agrium	2,770	243,095
	Syngenta ADR	17,600	1,189,055

			1,432,150

	Commercial Banks–1.78%
	Banco Santander	55,316	637,204
	BNP Paribas	678	52,245
†	Commerzbank	179,552	773,309
	Mitsubishi UFJ Financial Group	207,900	1,013,041
	Nordea Bank	92,050	988,516
	Standard Chartered	40,168	1,055,086
	UniCredit	364,127	770,701

			5,290,102

	Construction Materials–0.36%
	Lafarge	16,633	1,059,774

			1,059,774

	Containers & Packaging–0.42%
	Rexam	203,700	1,252,290

			1,252,290

	Diversified Telecommunication Services–0.54%
	China Unicom Hong Kong ADR	22,000	445,940
	Telefonica	47,063	1,149,375

			1,595,315

	Electrical Equipment–0.42%
	Alstom	20,033	1,233,842

			1,233,842

	Energy Equipment & Services–0.13%
†	Nabors Industries	6,180	152,275
	Noble	6,020	237,248

			389,523

	Food & Staples Retailing–0.17%
	Metro	8,197	496,359

			496,359

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Food Products–1.28%
	Aryzta	24,442	$1,312,652
	China Mengniu Dairy	48,000	162,090
	Greggs	108,814	924,616
	Parmalat	375,433	1,412,164

			3,811,522

	Household Durables–0.23%
	Techtronic Industries	572,000	685,194

			685,194

	Industrial Conglomerates–0.31%
	Koninklijke Philips Electronics	34,191	878,651
@†	Tianjin Development Holdings	82,000	51,658

			930,309

	Insurance–0.50%
	Alterra Capital Holdings	4,040	90,092
	AXA	61,585	1,397,893

			1,487,985

	IT Services–1.04%
	Accenture Class A	6,800	410,856
†	CGI Group Class A	106,586	2,631,493
†	InterXion Holding	3,030	45,874

			3,088,223

	Life Sciences Tools & Services–0.03%
†	ICON ADR	4,210	99,188

			99,188

	Machinery–0.42%
	Vallourec	10,142	1,236,385

			1,236,385

	Marine–0.01%
†	Box Ships	3,400	33,592

			33,592

	Media–0.71%
†	Promotora de Informaciones Class B ADR	24,800	248,000
	Publicis Groupe	11,394	636,016
	Vivendi	43,343	1,208,014

			2,092,030

	Metals & Mining–0.61%
	Anglo American ADR	5,685	140,898
	ArcelorMittal	17,135	595,851
	Rio Tinto	15,008	1,083,629

			1,820,378

	Multiline Retail–0.40%
	Don Quijote	15,500	538,964
	PPR	3,652	650,395

			1,189,359

	Multi-Utilities–0.38%
	National Grid	113,989	1,122,095

			1,122,095

	Oil, Gas & Consumable Fuels–0.40%
	Total	20,269	1,171,741

			1,171,741

	Pharmaceuticals–1.71%
	Meda Class A	131,966	1,437,349
	Novartis	19,591	1,200,605
	Novo Nordisk ADR	9,700	1,215,216
	Sanofi	15,040	1,209,744

			5,062,914

	Professional Services–0.41%
	Teleperformance	41,739	1,228,149

			1,228,149

	Real Estate Management & Development–0.02%
=†#	Etalon Group GDR 144A	10,500	72,345

			72,345

	Textiles, Apparel & Luxury Goods–0.32%
	Yue Yuen Industrial Holdings	293,500	933,618

			933,618

	Trading Companies & Distributors–0.42%
	ITOCHU	120,160	1,249,612

			1,249,612

	Wireless Telecommunication Services–0.51%
	China Mobile ADR	11,525	539,140
	Vodafone Group	233,641	619,513
	Vodafone Group ADR	13,360	356,979

			1,515,632

	Total Developed Markets (Cost $38,957,380)		50,269,087

×	EMERGING MARKETS–11.39%
	Airlines–0.02%
	Gol Linhas Aereas Inteligentes ADR	5,100	61,965

			61,965

	Automobiles–0.05%
	Mahindra & Mahindra	9,533	150,314
	Oriental Holdings	860	1,473

			151,787

	Beverages–0.28%
	Fomento Economico Mexicano ADR	2,671	177,595
@	Lotte Chilsung Beverage	384	475,465
	Tsingtao Brewery Class H	20,072	116,302

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	EMERGING MARKETS (continued)
	Beverages (continued)
@	United Spirits	3,042	$66,967

			836,329

	Chemicals–0.30%
	Braskem ADR	9,701	282,105
	Israel Chemicals	8,725	139,235
	KCC	1,074	337,541
†	Petronas Chemicals Group	52,200	122,775

			881,656

	Commercial Banks–1.68%
	ABSA Group	5,801	115,709
	Banco Bradesco ADR	8,876	181,869
	Banco Santander Brasil ADR	26,400	309,144
	Bangkok Bank	28,883	149,158
	Bank of China Class H	492,800	241,203
	China Construction Bank Class H	311,927	259,673
	Credicorp	1,600	137,760
	Grupo Financiero Banorte	39,600	179,781
	Hong Leong Bank	18,305	81,179
	ICICI Bank ADR	3,200	157,760
	Industrial & Commercial Bank of China Class H	323,637	246,851
	Itau Unibanco Holding ADR	3,100	73,005
@	KB Financial Group ADR	14,146	676,179
	Malayan Banking Berhad	52,330	155,149
	OTP Bank	7,772	252,902
	Powszechna Kasa Oszczednosci Bank Polski	15,555	238,038
	Sberbank	191,526	704,816
	Standard Bank Group	24,379	360,522
	State Bank of India	1,190	64,268
	Turkiye Is Bankasi Class C	42,858	131,540
	VTB Bank GDR	45,896	283,412

			4,999,918

	Communications Equipment–0.57%
	HTC	50,550	1,704,707

			1,704,707

	Construction & Engineering–0.04%
†	Empresas ADR	12,400	114,328

			114,328

	Construction Materials–0.20%
†	Cemex ADR	49,521	425,881
	Siam Cement NVDR	9,159	105,629
†	Ultratech Cement	3,141	65,580

			597,090

	Diversified Consumer Services–0.02%
†	Xueda Education Group ADR	6,200	49,600

			49,600

	Diversified Financial Services–0.08%
	Fubon Financial Holding	151,551	232,970

			232,970

	Diversified Telecommunication Services–0.36%
	China Telecom Class H	242,000	157,984
	Chunghwa Telecom ADR	5,880	203,154
	KT ADR	14,024	272,627
	LG Uplus	30,030	163,085
	Telecomunicacoes de Sao Paulo ADR	9,455	280,814

			1,077,664

	Electric Utilities–0.15%
	Centrais Eletricas Brasileiras ADR	10,900	147,150
	Light	9,600	181,003
	PGE	14,809	129,510

			457,663

	Electrical Equipment–0.00%
†	Leoch International Technology	14,000	5,631

			5,631

	Electronic Equipment, Instruments & Components–0.22%
	Hon Hai Precision Industry	156,893	538,744
	LG Display ADR	7,991	112,274

			651,018

	Food & Staples Retailing–0.11%
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,100	192,495
	Wal-Mart de Mexico Series V	40,804	121,094

			313,589

	Food Products–0.28%
†	Brazil Foods ADR	12,972	224,805
@	Cresud ADR	13,200	214,368
@	Lotte Confectionery	192	306,084
	Tingyi Cayman Islands Holding	23,541	72,881

			818,138

	Hotels, Restaurants & Leisure–0.35%
	Arcos Dorados Holdings Class A	600	12,654
†	Ctrip.com International ADR	23,800	1,025,303

			1,037,957

	Household Durables–0.14%
	LG Electronics	3,360	262,142
	Turk Sise ve Cam Fabrikalari	74,863	163,738

			425,880

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	EMERGING MARKETS (continued)
	Independent Power Producers & Energy Traders–0.04%
@	Huaneng Power International ADR	5,100	$108,732

			108,732

	Insurance–0.31%
	Cathay Financial Holdings	95,100	147,208
	Powszechny Zaklad Ubezpieczen	2,475	338,269
	Samsung Life Insurance	4,890	436,534

			922,011

	Internet & Catalog Retail–0.05%
	B2W Cia Global Do Varejo	12,990	158,869

			158,869

	Internet Software & Services–0.23%
	Alibaba.com	53,500	85,580
†	Sina	3,600	374,760
†	Sohu.com	3,000	216,810

			677,150

	Machinery–0.07%
	United Tractors	68,178	198,492

			198,492

	Marine–0.08%
	Santos Brasil Participacoes	12,500	224,470

			224,470

	Media–0.12%
	Grupo Televisa ADR	14,029	345,113

			345,113

	Metals & Mining–0.82%
	Anglo American Platinum	2,669	248,362
	ArcelorMittal South Africa	18,028	210,937
	Cia de Minas Buenaventura ADR	5,060	192,179
@	Gerdau	21,500	195,041
	Gerdau ADR	15,600	164,112
	Impala Platinum Holdings	4,656	125,639
	MMC Norilsk Nickel ADR	11,377	298,122
	POSCO ADR	1,480	160,758
	Vale ADR	26,353	841,977

			2,437,127

	Multiline Retail–0.17%
	Hyundai Department Store	2,827	460,579
†	Magazine Luiza	4,600	47,211

			507,790

	Oil, Gas & Consumable Fuels–2.07%
	China Petroleum & Chemical ADR	512	51,937
	CNOOC	440,000	1,036,361
	CNOOC ADR	700	165,151
	Gazprom ADR	39,360	574,575
=†	Jastrzebska Spolka Weglowa	3,700	183,445
	LUKOIL ADR	3,431	218,726
	PetroChina ADR	1,744	254,676
	Petroleo Brasileiro SA ADR	30,069	1,018,136
	Petroleo Brasileiro SP ADR	32,700	1,003,236
†	Polski Koncern Naftowy Orlen	10,002	188,797
	PTT	22,208	242,295
	PTT Exploration & Production	14,677	81,738
#	Reliance Industries 144A GDR	9,298	373,505
	Rosneft Oil GDR	39,800	335,527
	Sasol ADR	5,273	278,889
	Tambang Batubara Bukit Asam	53,178	129,280

			6,136,274

	Paper & Forest Products–0.08%
	Fibria Celulose ADR	17,914	236,286

			236,286

	Pharmaceuticals–0.43%
	Hypermarcas	13,900	130,905
	Teva Pharmaceutical Industries ADR	23,800	1,147,636

			1,278,541

	Real Estate Management & Development–0.29%
	BR Malls Participacoes	1,800	20,261
	Cyrela	16,255	155,375
@	IRSA Inversiones y Representaciones ADR	5,788	79,643
@	KLCC Property Holdings	105,563	117,117
	Torunlar Gayrimenkul Yatirim Ortakligi	30,673	116,915
†	UEM Land Holdings	394,058	367,738

			857,049

	Road & Rail–0.03%
	All America Latina Logistica	11,000	92,812

			92,812

	Semiconductors & Semiconductor Equipment–0.52%
	Mediatek	4,008	43,542
†	MStar Semiconductor	11,000	62,983
	Samsung Electronics	926	720,153
	Taiwan Semiconductor Manufacturing	98,944	248,715
	Taiwan Semiconductor Manufacturing ADR	14,700	185,367
	United Microelectronics	559,000	277,725

			1,538,485

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Software–0.24%
†	Check Point Software Technologies	7,850	$446,273
†	Shanda Interactive Entertainment ADR	7,100	275,551

			721,824

	Tobacco–0.18%
	KT&G	8,559	532,631

			532,631

	Wireless Telecommunication Services–0.81%
	America Movil ADR	1,479	79,689
	Mobile Telesystems ADR	41,401	787,437
	MTN Group	7,431	158,309
	SK Telecom ADR	31,235	584,095
	Turkcell Iletisim Hizmet ADR	22,210	300,946
	Vodacom Group	39,858	495,678

			2,406,154

	Total Emerging Markets (Cost $27,407,209)		33,797,700

	Total Common Stock (Cost $157,036,452)		205,176,114

	CONVERTIBLE PREFERRED STOCK–0.04%
	Apache 6.00% exercise price $109.12, expiration date 8/1/13	400	26,368
	Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	368	19,228
	Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	15	15,041
#	Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49	18	22,725
	HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	30	33,758

	Total Convertible Preferred Stock (Cost $114,841)		117,120

	EXCHANGE-TRADED FUNDS–9.38%
	iShares MSCI EAFE Growth Index Fund	220,160	13,883,290
	iShares MSCI EAFE Index Fund	201,500	12,118,210
	Vanguard MSCI EAFE	47,800	1,820,224

	Total Exchange-Traded Funds (Cost $21,403,503)		27,821,724

	PREFERRED STOCK–0.10%
	Alabama Power 1.41%	2,475	61,999
#	Ally Financial 144A 7.00%	200	187,975
	AK Transneft 0.58%	39	53,917
†	US Airways Series A	8	0

	Total Preferred Stock (Cost $274,509)		303,891

		Principal
		Amount°

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
	Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	79	94
	Fannie Mae REMICs Series 2003-26 AT 5.00% 11/25/32	155,000	165,720
	Series 2003-122 AJ 4.50% 2/25/28	15,623	16,137
	Series 2010-41 PN 4.50% 4/25/40	65,000	65,258
	Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	18,245	20,694
	Series 2662 MA 4.50% 10/15/31	7,371	7,618
	Series 2694 QG 4.50% 1/15/29	20,441	20,872
	Series 2890 PC 5.00% 7/15/30	30,000	31,117
	Series 3128 BC 5.00% 10/15/27	14,982	15,147
	GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	157,691
	NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	50,000	49,907

	Total Agency Collateralized Mortgage Obligations (Cost $554,288)		550,255

	AGENCY MORTGAGE-BACKED SECURITIES–2.71%
•	Fannie Mae ARM 4.995% 8/1/35	8,477	9,057
	Fannie Mae S.F. 15 yr
	4.00% 7/1/24	187,801	196,087
	4.00% 7/1/25	159,117	166,087
	4.00% 8/1/25	216,057	225,522
	4.00% 11/1/25	229,573	240,204
	5.00% 4/1/23	271,458	291,566
	5.50% 3/1/20	249,623	271,099
	Fannie Mae S.F. 15 yr TBA
	4.50% 7/1/26	420,000	445,200
	Fannie Mae S.F. 30 yr 4.50% 3/1/39	31,240	32,407
	5.00% 9/1/35	26,376	28,160
	5.00% 2/1/38	22,038	23,454

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Fannie Mae S.F. 30 yr (continued)
	5.00% 7/1/40	553,760	$589,498
	5.50% 4/1/37	102,967	112,414
	Fannie Mae S.F. 30 yr TBA
	4.00% 7/1/41	690,000	690,000
	5.50% 7/1/41	1,110,000	1,200,188
	6.00% 7/1/41	2,480,000	2,724,126
	6.50% 7/1/41	295,000	333,995
•	Freddie Mac ARM 2.467% 12/1/33	19,928	20,832
	5.774% 6/1/37	11,571	12,243
	Freddie Mac S.F. 15 yr 4.50% 5/1/20	18,149	19,392
	5.50% 5/1/20	357,545	389,582
	Freddie Mac S.F. 30 yr 4.50% 10/1/35	22,793	23,735

	Total Agency Mortgage-Backed Securities (Cost $7,958,712)		8,044,848

	COMMERCIAL MORTGAGE-BACKED SECURITIES–1.09%
#	American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	100,000	107,619
	Bank of America Merrill Lynch Commercial Mortgage
	•Series 2005-1 A5 5.163% 11/10/42	60,000	65,336
	•Series 2005-6 A4 5.195% 9/10/47	100,000	109,108
	Series 2006-4 A4 5.634% 7/10/46	150,000	164,126
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	105,000	114,467
	Series 2006-PW12 A4 5.72% 9/11/38	150,000	165,186
#	CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	100,000	101,514
◆	Commercial Mortgage Pass Through Certificates
•	Series 2005-C6 A5A 5.116% 6/10/44	150,000	162,396
#	Series 2010-C1 A1 144A 3.156% 7/10/46	69,128	69,621
	Goldman Sachs Mortgage Securities II
•	Series 2004-GG2 A6 5.396% 8/10/38	125,000	135,205
	Series 2005-GG4 A4 4.761% 7/10/39	40,000	42,151
	Series 2005-GG4 A4A 4.751% 7/10/39	50,000	53,297
#	Series 2010-C1 A2 144A 4.592% 9/1/40	100,000	100,535
•	#Series 2010-C1 C 144A 5.635% 8/10/43	300,000	296,459
•	Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37	250,000	268,430
•	JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP3 A4A 4.936% 8/15/42	50,000	53,836
	Series 2005-LDP4 A4 4.918% 10/15/42	70,000	75,517
	Series 2005-LDP5 A4 5.371% 12/15/44	328,750	358,755
	Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	125,000	131,824
•	Morgan Stanley Capital I Series 2004-T15 A4 5.27% 6/13/41	195,000	211,069
	Series 2007-T27 A4 5.641% 6/11/42	225,000	249,095
#	OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	103,786
#	WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	85,000	83,612

	Total Commercial Mortgage-Backed Securities (Cost $2,914,178)		3,222,944

	CONVERTIBLE BONDS–0.40%
	Aerospace & Defense–0.01%
	AAR 1.75% exercise price $29.43, expiration date 2/1/26	35,000	38,588

			38,588

	Auto Components–0.01%
	ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	38,000	36,480

			36,480

	Biotechnology–0.03%
	Amgen 0.375% exercise price $79.48, expiration date 2/1/13	55,000	55,481

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CONVERTIBLE BONDS (continued)

	Biotechnology (continued)
	Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	20,000	$22,075

			77,556

	Capital Markets–0.02%
#	Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	20,000	21,100
	Jefferies Group 3.875% exercise price $38.49, expiration date 11/1/29	33,000	33,165

			54,265

	Containers & Packaging–0.01%
#	Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	26,000	25,740

			25,740

	Communications Equipment–0.01%
	Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	40,000	39,200

			39,200

	Computers & Peripherals–0.01%
	SanDisk 1.50% exercise price $52.37, expiration date 8/15/17	26,000	27,625

			27,625

	Diversified Telecommunication Services–0.02%
#	Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	25,000	24,937
	Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	23,000	23,058

			47,995

	Electrical Equipment–0.01%
Φ	General Cable 4.50% exercise price $36.75, expiration date 11/15/29	18,000	24,863

			24,863

	Energy Equipment & Services–0.01%
	Transocean 1.50% exercise price $166.65, expiration date 12/15/37	29,000	29,109

			29,109

	Health Care Equipment & Supplies–0.04%
	Alere 3.00% exercise price $43.98, expiration date 5/15/16	21,000	22,969
Φ	Hologic 2.00% exercise price $38.59, expiration date 12/15/37	95,000	92,624
	Nuvasive 2.75% exercise price $42.13, expiration date 7/1/17	18,000	18,293

			133,886

	Hotels, Restaurants & Leisure–0.01%
#	Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	16,000	20,400
#	Home Inns & Hotels Management 144A 2.00% exercise price $49.37, expiration date 12/15/15	10,000	9,850

			30,250

	Internet Software & Services–0.02%
	Equinix 4.75% exercise price $84.32, expiration date 6/15/16	29,000	41,107
	VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	30,000	34,763

			75,870

	IT Services–0.01%
	Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	24,000	24,210

			24,210

	Machinery–0.00%
#	Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	14,000	15,208

			15,208

	Media–0.02%
	Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	48,000	45,360

			45,360

	Oil, Gas & Consumable Fuels–0.01%
	Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	15,000	18,413

			18,413

	Real Estate Investment Trusts–0.07%
#	Digital Realty Trust 144A 5.50% exercise price $41.83, expiration date 4/15/29	15,000	22,753
	Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29	23,000	25,904
#	Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	50,000	69,062

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	CONVERTIBLE BONDS (continued)

	Real Estate Investment Trusts (continued)
	National Retail Properties 5.125% exercise price $25.40, expiration date 6/15/28		90,000	$100,349

				218,068

	Semiconductors & Semiconductor Equipment–0.05%
	Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15		25,000	25,469
	Intel 2.95% exercise price $30.62, expiration date 12/15/35		35,000	36,356
	Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27		62,000	65,952
	Rovi 2.625% exercise price $47.36, expiration date 2/10/40		21,000	28,560

				156,337

	Wireless Telecommunication Services–0.03%
#	Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40		16,000	14,280
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		40,000	38,050
	NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		10,000	10,063
	SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		14,000	19,705

				82,098

	Total Convertible Bonds (Cost $1,101,356)			1,201,121

	CORPORATE BONDS–11.18%
	Aerospace & Defense–0.07%
#	Meccanica Holdings USA 144A 6.25% 7/15/19		200,000	213,727

				213,727

	Airlines–0.02%
#	United Air Lines 144A 12.00% 11/1/13		53,000	57,108

				57,108

	Auto Components–0.14%
#	Allison Transmission 144A 11.00% 11/1/15		69,000	73,830
	America Axle & Manufacturing 7.875% 3/1/17		87,000	87,434
	ArvinMeritor 8.125% 9/15/15		77,000	80,658
#	Delphi 144A 6.125% 5/15/21		65,000	64,513
	Goodyear Tire & Rubber 8.25% 8/15/20		40,000	43,400
#	Pinafore 144A 9.00% 10/1/18		60,000	64,950

				414,785

	Automobiles–0.05%
	Ford Motor 7.45% 7/16/31		126,000	143,468

				143,468

	Beverages–0.26%
	Anheuser-Busch InBev Worldwide 5.00% 3/1/19		65,000	70,499
	5.375% 11/15/14		155,000	173,228
	Coca-Cola Enterprises 3.50% 9/15/20		210,000	201,465
#	Pernod-Ricard 144A 5.75% 4/7/21		300,000	314,718

				759,910

	Building Products–0.05%
#	Nortek 144A 8.50% 4/15/21		70,000	65,100
	Ply Gem Industries 13.125% 7/15/14		71,000	74,905

				140,005

	Capital Markets–0.30%
•	Bear Stearns 5.44% 12/7/12	AUD	230,000	244,416
	E Trade Financial PIK 12.50% 11/30/17		82,000	96,350
	Goldman Sachs Group 5.375% 3/15/20		125,000	129,304
	Jefferies Group 6.25% 1/15/36		90,000	84,191
	6.45% 6/8/27		50,000	50,142
	Lazard Group 6.85% 6/15/17		153,000	168,942
	Nuveen Investments 10.50% 11/15/15		74,000	76,035
	#144A 10.50% 11/15/15		55,000	55,963

				905,343

	Chemicals–0.30%
	CF Industries 7.125% 5/1/20		50,000	58,313
	Dow Chemical 4.25% 11/15/20		162,000	158,708
	8.55% 5/15/19		253,000	326,721

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Chemicals (continued)
	duPont (E.I.) deNemours 3.625% 1/15/21	125,000	$121,577
	Hexion US Finance 8.875% 2/1/18	50,000	52,250
#	MacDermid 144A 9.50% 4/15/17	49,000	51,205
	Momentive Performance Materials 11.50% 12/1/16	75,000	80,250
#	Nalco 144A 6.625% 1/15/19	30,000	30,900

			879,924

	Commercial Banks–1.23%
	Abbey National Treasury Services 4.00% 4/27/16	75,000	74,504
#	Bank of Montreal 144A 2.85% 6/9/15	100,000	103,705
	BB&T 5.25% 11/1/19	235,000	248,055
•	BB&T Capital Trust IV 6.82% 6/12/57	75,000	76,219
#	Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15	100,000	102,564
	City National 5.25% 9/15/20	100,000	102,466
	Fifth Third Bancorp 3.625% 1/25/16	150,000	151,461
•	Fifth Third Capital Trust IV 6.50% 4/15/37	60,000	59,400
•#	HBOS Capital Funding 144A 6.071% 6/29/49	65,000	56,550
	JPMorgan Chase 3.15% 7/5/16	55,000	55,400
	4.40% 7/22/20	30,000	29,444
	JPMorgan Chase Bank 6.00% 10/1/17	250,000	278,183
	KeyBank 5.45% 3/3/16	250,000	271,507
	KeyCorp 5.10% 3/24/21	20,000	20,409
•	National City Bank 0.622% 6/7/17	335,000	314,321
	PNC Funding 5.125% 2/8/20	115,000	123,345
	5.25% 11/15/15	3,000	3,272
•#	PNC Preferred Funding Trust II 144A 6.113% 3/29/49	100,000	87,014
•#	Rabobank 144A 11.00% 12/29/49	85,000	108,775
•	SunTrust Capital VIII 6.10% 12/15/36	155,000	152,384
	SVB Financial Group 5.375% 9/15/20	160,000	161,060
	US Bank 6.30% 2/4/14	250,000	278,779
•	USB Capital IX 3.50% 10/29/49	285,000	235,920
•	Wachovia 0.648% 10/15/16	45,000	43,229
	5.25% 8/1/14	195,000	209,162
	5.625% 10/15/16	120,000	130,419
	Wells Fargo 4.60% 4/1/21	105,000	105,789
•	Wells Fargo Capital XIII 7.70% 12/29/49	80,000	82,000

			3,665,336

	Commercial Services & Supplies–0.21%
#	Brambles USA 144A 3.95% 4/1/15	175,000	180,670
	5.35% 4/1/20	25,000	25,640
	Casella Waste Systems 11.00% 7/15/14	15,000	16,763
	Corrections Corporation of America 7.75% 6/1/17	54,000	59,063
	FTI Consulting 6.75% 10/1/20	45,000	45,675
	7.75% 10/1/16	2,000	2,100
#	Geo Group 144A 6.625% 2/15/21	35,000	34,913
	International Lease Finance 6.25% 5/15/19	63,000	61,649
	8.25% 12/15/20	35,000	37,888
	8.75% 3/15/17	25,000	27,406
	Mobile Mini 6.875% 5/1/15	12,000	12,270
	Republic Services 4.75% 5/15/23	80,000	79,614
	5.25% 11/15/21	35,000	37,054

			620,705

	Communications Equipment–0.06%
	Avaya 10.125% 11/1/15	15,000	15,488
	#144A 7.00% 4/1/19	115,000	111,838
	PIK 9.75% 11/1/15	55,000	56,375

			183,701

	Computers & Peripherals–0.13%
	Hewlett-Packard 4.30% 6/1/21	285,000	288,364

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Computers & Peripherals (continued)
#	Seagate Technology International 144A 10.00% 5/1/14	78,000	$90,870

			379,234

	Construction Materials–0.05%
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	85,000	84,575
	Headwaters 7.625% 4/1/19	80,000	73,200

			157,775

	Consumer Finance–0.09%
	Capital One Capital V 10.25% 8/15/39	130,000	138,613
	Ford Motor Credit 12.00% 5/15/15	100,000	124,111

			262,724

	Containers & Packaging–0.08%
	Berry Plastics 9.75% 1/15/21	60,000	58,350
	Graham Packaging 8.25% 10/1/18	15,000	16,763
#	Plastipak Holdings 144A 10.625% 8/15/19	44,000	49,720
	Pregis 12.375% 10/15/13	60,000	59,775
	Smurfit Kappa Funding 7.75% 4/1/15	41,000	41,615

			226,223

	Diversified Financial Services–0.49%
#	ABB Treasury Center USA 144A 4.00% 6/15/21	70,000	68,686
#	CDP Financial 144A 4.40% 11/25/19	250,000	256,464
#	ERAC USA Finance 144A 5.25% 10/1/20	175,000	185,961
	General Electric Capital 4.375% 9/16/20	195,000	193,126
	5.30% 2/11/21	100,000	104,250
	6.00% 8/7/19	316,000	350,461
	PHH 9.25% 3/1/16	125,000	137,343
#	UPCB Finance III 144A 6.625% 7/1/20	150,000	148,875

			1,445,166

	Diversified Telecommunication Services–0.71%
	AT&T 4.45% 5/15/21	170,000	173,347
	CenturyLlink 6.45% 6/15/21	80,000	79,229
#	Clearwire Communications 144A 12.00% 12/1/15	181,000	194,491
	Global Crossing 12.00% 9/15/15	62,000	72,540
	Hughes Network Systems 9.50% 4/15/14	48,000	49,320
#	Intelsat Jackson Holdings 144A 7.25% 10/15/20	75,000	74,813
	Level 3 Financing 9.25% 11/1/14	3,000	3,101
	10.00% 2/1/18	55,000	59,331
	PAETEC Holding 8.875% 6/30/17	14,000	14,770
	9.50% 7/15/15	45,000	46,913
	Qwest 8.375% 5/1/16	240,000	284,399
#	Telcordia Technologies 144A 11.00% 5/1/18	25,000	31,688
	Telecom Italia Capital 5.25% 10/1/15	90,000	93,655
	6.999% 6/4/18	75,000	82,139
	Telefonica Emisiones 5.462% 2/16/21	40,000	40,683
	6.421% 6/20/16	150,000	167,660
	Telesat Canada 11.00% 11/1/15	97,000	106,579
	12.50% 11/1/17	16,000	19,280
	Virgin Media Secured 6.50% 1/15/18	300,000	330,374
#	West 144A 7.875% 1/15/19	20,000	19,450
#	Wind Acquisition Finance 144A 11.75% 7/15/17	100,000	113,750
	Windstream 7.875% 11/1/17	32,000	34,120
	8.125% 8/1/13	10,000	10,900

			2,102,532

	Electric Utilities–0.53%
#	American Transmission Systems 144A 5.25% 1/15/22	175,000	186,163
	Commonwealth Edison 4.00% 8/1/20	30,000	29,767
	5.80% 3/15/18	85,000	95,420
	Duke Energy Carolinas 3.90% 6/15/21	65,000	65,090
#	Enel Finance International 144A 6.00% 10/7/39	115,000	104,246
	Florida Power 5.65% 6/15/18	40,000	45,700
	GenOn Energy 9.50% 10/15/18	90,000	94,050

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Electric Utilities (continued)
	9.875% 10/15/20	30,000	$31,500
	Great Plains Energy 4.85% 6/1/21	115,000	115,594
	Illinois Power 9.75% 11/15/18	258,000	339,498
#	Ipalco Enterprises 144A 5.00% 5/1/18	45,000	44,071
	Jersey Central Power & Light 5.625% 5/1/16	50,000	56,224
	Pennsylvania Electric 5.20% 4/1/20	55,000	58,024
	PPL Electric Utilities 7.125% 11/30/13	15,000	17,031
	Public Service Oklahoma 5.15% 12/1/19	120,000	127,708
	Southern California Edison 5.50% 8/15/18	150,000	170,925

			1,581,011

	Electronic Equipment, Instruments & Components–0.01%
	Jabil Circuit 7.75% 7/15/16	16,000	17,800

			17,800

	Energy Equipment & Services–0.19%
	Complete Production Services 8.00% 12/15/16	53,000	55,650
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	74,000	76,590
#	Hercules Offshore 144A 10.50% 10/15/17	55,000	57,750
	Transocean 6.50% 11/15/20	225,000	252,052
	Weatherford Bermuda 9.625% 3/1/19	100,000	129,329

			571,371

	Food & Staples Retailing–0.09%
	CVS Caremark 5.75% 5/15/41	140,000	138,138
	Delhaize Group 5.70% 10/1/40	48,000	44,810
	6.50% 6/15/17	25,000	28,858
	Ingles Markets 8.875% 5/15/17	32,000	34,400
	New Albertsons 7.25% 5/1/13	2,000	2,055
	Tops Markets 10.125% 10/15/15	23,000	24,524

			272,785

	Food Products–0.14%
#	Bumble Bee Acquisition 144A 9.00% 12/15/17	95,000	95,950
#	Del Monte Foods 144A 7.625% 2/15/19	60,000	60,900
#	Dole Food 144A 8.00% 10/1/16	38,000	39,995
	Kraft Foods 6.125% 8/23/18	110,000	126,333
	Smithfield Foods 10.00% 7/15/14	13,000	15,145
	Tyson Foods 10.50% 3/1/14	6,000	7,155
#	Viskase 144A 9.875% 1/15/18	61,000	63,898

			409,376

	Gas Utilities–0.11%
	AmeriGas Partners 6.50% 5/20/21	50,000	50,563
	7.125% 5/20/16	4,000	4,140
	CenterPoint Energy 5.95% 2/1/17	95,000	106,468
#	Inergy 144A 6.875% 8/1/21	30,000	30,038
	Sempra Energy 6.15% 6/15/18	110,000	125,402

			316,611

	Health Care Equipment & Supplies–0.40%
	Accellent 8.375% 2/1/17	30,000	31,163
	Biomet 11.625% 10/15/17	13,000	14,463
	PIK 10.375% 10/15/17	26,000	28,795
	CareFusion 6.375% 8/1/19	325,000	367,412
	Covidien International Finance 4.20% 6/15/20	255,000	260,279
#	DJO Finance 144A 9.75% 10/15/17	20,000	20,400
	Hospira 6.40% 5/15/15	235,000	267,234
	Zimmer Holdings 4.625% 11/30/19	195,000	205,265

			1,195,011

	Health Care Providers & Services–0.40%
#	AMGH Merger 144A 9.25% 11/1/18	45,000	47,700
	Community Health Systems 8.875% 7/15/15	15,000	15,488
	Coventry Health Care 5.45% 6/15/21	95,000	97,391
	Express Scripts 3.125% 5/15/16	125,000	125,911

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Health Care Providers & Services (continued)
#	HCA Holdings 144A 7.75% 5/15/21	95,000	$99,038
#	Highmark 144A 4.75% 5/15/21	50,000	49,712
	6.125% 5/15/41	20,000	19,844
	Laboratory Corporation of America Holdings 4.625% 11/15/20	35,000	35,613
	McKesson 4.75% 3/1/21	85,000	88,373
	Medco Health Solutions 4.125% 9/15/20	145,000	140,056
	7.125% 3/15/18	190,000	222,316
#	Multiplan 144A 9.875% 9/1/18	65,000	69,388
	Quest Diagnostics 4.70% 4/1/21	115,000	117,947
	4.75% 1/30/20	20,000	20,720
	RadNet Management 10.375% 4/1/18	25,000	25,688

			1,175,185

	Hotels, Restaurants & Leisure–0.24%
#	Ameristar Casinos 144A 7.50% 4/15/21	40,000	41,450
	CKE Restaurants 11.375% 7/15/18	50,000	54,875
	Dave & Buster’s 11.00% 6/1/18	20,000	21,500
#	Dunkin Finance 144A 9.625% 12/1/18	29,000	29,398
#	Equinox Holdings 144A 9.50% 2/1/16	10,000	10,550
	Harrah’s Operating 10.00% 12/15/18	139,000	126,142
#	Marina District Finance 144A 9.875% 8/15/18	25,000	26,063
	MGM MIRAGE 11.375% 3/1/18	159,000	179,272
	OSI Restaurant Partners 10.00% 6/15/15	37,000	39,035
	Pinnacle Entertainment 8.75% 5/15/20	85,000	89,462
	Royal Caribbean Cruises 7.00% 6/15/13	5,000	5,363
	Wyndham Worldwide 5.625% 3/1/21	55,000	54,963
	5.75% 2/1/18	35,000	36,190
	Wynn Las Vegas 7.75% 8/15/20	10,000	10,913

			725,176

	Household Durables–0.21%
#	Beazer Homes USA 144A 9.125% 5/15/19	35,000	30,275
	Jarden 6.125% 11/15/22	45,000	44,831
	7.50% 1/15/20	5,000	5,225
	K Hovnanian Enterprises 10.625% 10/15/16	36,000	36,090
	M/I Homes 8.625% 11/15/18	50,000	49,438
	Mohawk Industries 6.125% 1/15/16	4,000	4,370
#	Norcraft Finance 144A 10.50% 12/15/15	75,000	76,500
#	Reynolds Group Issuer 144A 9.00% 4/15/19	100,000	99,249
	Ryland Group 8.40% 5/15/17	34,000	37,145
#	Scotts Miracle-Gro 144A 6.625% 12/15/20	25,000	25,688
#	Sealy Mattress 144A 10.875% 4/15/16	2,000	2,230
	Standard Pacific 10.75% 9/15/16	45,000	51,188
	Whirlpool 4.85% 6/15/21	100,000	99,108
	Yankee Candle 9.75% 2/15/17	52,000	54,990

			616,327

	Independent Power Producers & Energy Traders–0.04%
	AES 7.75% 3/1/14	1,000	1,085
	8.00% 6/1/20	35,000	37,450
#	Calpine 144A 7.875% 7/31/20	45,000	47,250
#	NRG Energy 144A 7.875% 5/15/21	40,000	40,000

			125,785

	Insurance–0.40%
	American International Group 8.25% 8/15/18	100,000	114,912
•	Chubb 6.375% 3/29/67	115,000	119,600
•	Genworth Financial 6.15% 11/15/66	45,000	32,963
•#	ILFC E-Capital Trust I 144A 5.74% 12/21/65	120,000	98,543
•	ING Groep 5.775% 12/29/49	50,000	46,250
•#	Liberty Mutual Group 144A 7.00% 3/15/37	35,000	33,481
	MetLife 6.817% 8/15/18	445,000	520,952

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Insurance (continued)
	Prudential Financial 3.875% 1/14/15	30,000	$31,339
	4.50% 11/15/20	75,000	74,639
	6.00% 12/1/17	55,000	61,811
•	XL Group 6.50% 12/29/49	65,000	60,288

			1,194,778

	Internet Software & Services–0.07%
	GXS Worldwide 9.75% 6/15/15	116,000	118,030
	Symantec 4.20% 9/15/20	85,000	81,895

			199,925

	IT Services–0.04%
	First Data 9.875% 9/24/15	60,000	61,950
	11.25% 3/31/16	40,000	39,600
#	Unisys 144A 12.75% 10/15/14	19,000	22,230

			123,780

	Life Sciences Tools & Services–0.15%
	Amgen 3.45% 10/1/20	150,000	143,307
	Bio-Rad Laboratories 4.875% 12/15/20	140,000	143,070
	8.00% 9/15/16	4,000	4,460
	Celgene 2.45% 10/15/15	40,000	39,801
	3.95% 10/15/20	125,000	120,895

			451,533

	Machinery–0.04%
	Case New Holland 7.75% 9/1/13	45,000	48,938
	RBS Global/Rexnord 11.75% 8/1/16	40,000	42,500
	TriMas 9.75% 12/15/17	32,000	35,200

			126,638

	Media–0.48%
#	Affinion Group 144A 7.875% 12/15/18	65,000	61,100
#	CCO Holdings 144A 7.00% 1/15/19	15,000	15,488
#	Charter Communications Operating 144A 10.875% 9/15/14	50,000	55,250
#	Clear Channel Communications 144A 9.00% 3/1/21	35,000	33,688
	CSC Holdings 6.75% 4/15/12	11,000	11,344
	DIRECTV Holdings 5.00% 3/1/21	120,000	124,526
	Discovery Communications 4.375% 6/15/21	160,000	158,751
	DISH DBS 7.875% 9/1/19	40,000	43,350
	#144A 6.75% 6/1/21	50,000	51,500
	Historic TW 6.875% 6/15/18	125,000	146,484
	Lamar Media 6.625% 8/15/15	6,000	6,120
	LIN Television 6.50% 5/15/13	9,000	9,056
#	NBC Universal 144A 4.375% 4/1/21	165,000	163,596
	Nielsen Finance 11.625% 2/1/14	8,000	9,380
#	Sinclair Television Group 144A 9.25% 11/1/17	32,000	35,280
#	Sirius XM Radio 144A 8.75% 4/1/15	70,000	77,525
	Time Warner 4.75% 3/29/21	35,000	35,673
	Time Warner Cable 8.25% 4/1/19	128,000	159,880
#	Vivendi 144A 6.625% 4/4/18	170,000	192,576
#	XM Satellite Radio 144A 13.00% 8/1/13	40,000	47,100

			1,437,667

	Metals & Mining–0.48%
	AK Steel 7.625% 5/15/20	65,000	66,950
	Alcoa 5.40% 4/15/21	20,000	20,100
	6.75% 7/15/18	185,000	204,885
#	Algoma Acquisition 144A 9.875% 6/15/15	35,000	32,725
	ArcelorMittal 5.50% 3/1/21	85,000	85,291
	9.85% 6/1/19	220,000	279,305
#	Barrick North America Finance 144A 4.40% 5/30/21	120,000	119,681
	5.70% 5/30/41	45,000	43,839
	Century Aluminum 8.00% 5/15/14	56,000	58,170
	Compass Minerals International 8.00% 6/1/19	6,000	6,585
#	FMG Resources August 2006 144A 7.00% 11/1/15	55,000	56,375

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Metals & Mining (continued)
	Novelis 8.75% 12/15/20	60,000	$65,100
	Reliance Steel & Aluminum 6.85% 11/15/36	20,000	19,940
	Ryerson
•	7.648% 11/1/14	3,000	2,970
	12.00% 11/1/15	56,000	59,780
	Southern Copper 7.50% 7/27/35	100,000	104,956
	Steel Dynamics 7.75% 4/15/16	32,000	33,760
	Teck Resources 6.25% 7/15/41	90,000	91,174
	9.75% 5/15/14	67,000	81,154

			1,432,740

	Multiline Retail–0.09%
	Family Dollar Stores 5.00% 2/1/21	55,000	54,039
	Macy’s Retail Holdings 5.90% 12/1/16	102,000	115,011
#	Woolworths 144A 4.55% 4/12/21	85,000	85,575

			254,625

	Multi-Utilities–0.17%
	CMS Energy 4.25% 9/30/15	65,000	67,181
	6.25% 2/1/20	35,000	37,420
	Nisource Finance 5.45% 9/15/20	20,000	21,103
	6.40% 3/15/18	65,000	73,736
	6.80% 1/15/19	75,000	87,175
#	Puget Energy 144A 6.00% 9/1/21	55,000	55,265
•	Puget Sound Energy 6.974% 6/1/67	100,000	99,746
•	Wisconsin Energy 6.25% 5/15/67	75,000	75,560

			517,186

	Office Electronics–0.05%
	Xerox 4.50% 5/15/21	155,000	153,618

			153,618

	Oil, Gas & Consumable Fuels–1.38%
	Antero Resources Finance 9.375% 12/1/17	23,000	24,840
	Chesapeake Energy 6.50% 8/15/17	84,000	89,250
#	CNOOC Finance 2011 144A 4.25% 1/26/21	200,000	196,514
	Copano Energy 7.75% 6/1/18	5,000	5,175
	Ecopetrol 7.625% 7/23/19	64,000	76,960
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11	88,000	88,164
	El Paso Pipeline Partners Operating 6.50% 4/1/20	65,000	73,089
•	Enbridge Energy 8.05% 10/1/37	125,000	135,785
	Energy Transfer Partners 4.65% 6/1/21	180,000	176,445
	9.70% 3/15/19	180,000	230,354
#	ENI 144A 4.15% 10/1/20	175,000	166,671
	Enterprise Products Operating
	•7.034% 1/15/68	165,000	173,683
	9.75% 1/31/14	125,000	149,310
	Forest Oil 7.25% 6/15/19	47,000	48,175
#	Hilcorp Energy I 144A 7.625% 4/15/21	10,000	10,500
	7.75% 11/1/15	51,000	52,785
	Holly 9.875% 6/15/17	40,000	44,800
	Kinder Morgan Energy 9.00% 2/1/19	215,000	276,106
	Linn Energy 8.625% 4/15/20	25,000	27,250
	#144A 6.50% 5/15/19	15,000	14,888
#	Murray Energy 144A 10.25% 10/15/15	46,000	48,530
#	NFR Energy 144A 9.75% 2/15/17	45,000	43,875
	Noble Energy 8.25% 3/1/19	155,000	198,483
	Pemex Project Funding Master Trust 6.625% 6/15/35	60,000	63,541
	Petrobras International Finance 3.875% 1/27/16	66,000	67,539
	5.375% 1/27/21	80,000	82,545
	5.75% 1/20/20	113,000	121,108
	5.875% 3/1/18	20,000	21,619
	Petrohawk Energy 7.25% 8/15/18	80,000	82,500
	Petroleum Development 12.00% 2/15/18	39,000	43,485
	Plains All American Pipeline 8.75% 5/1/19	125,000	157,486
	Pride International 6.875% 8/15/20	300,000	349,642

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Oil, Gas & Consumable Fuels (continued)
	Quicksilver Resources 7.125% 4/1/16	34,000	$33,660
	Range Resources 5.75% 6/1/21	20,000	19,700
	8.00% 5/15/19	60,000	65,400
#	SandRidge Energy 144A 9.875% 5/15/16	76,000	83,790
	TC Pipelines 4.65% 6/15/21	60,000	59,796
•	TransCanada Pipelines 6.35% 5/15/67	235,000	236,522
	Williams 7.75% 6/15/31	35,000	40,963
	8.75% 3/15/32	35,000	44,623
#	Woodside Finance 144A 8.125% 3/1/14	45,000	52,155
	8.75% 3/1/19	100,000	126,559

			4,104,265

	Paper & Forest Products–0.14%
	Georgia-Pacific 8.00% 1/15/24	100,000	119,001
	#144A 5.40% 11/1/20	125,000	127,624
	International Paper 9.375% 5/15/19	135,000	172,649

			419,274

	Pharmaceuticals–0.09%
	Merck 3.875% 1/15/21	100,000	99,463
#	Mylan 144A 6.00% 11/15/18	65,000	66,381
#	NBTY 144A 9.00% 10/1/18	85,000	90,100

			255,944

	Real Estate Investment Trusts–0.42%
	Brandywine Operating Partnership 4.95% 4/15/18	90,000	91,373
	Developers Diversified Realty 4.75% 4/15/18	65,000	64,166
	7.50% 4/1/17	10,000	11,338
	7.875% 9/1/20	120,000	137,818
	9.625% 3/15/16	30,000	36,234
	Digital Realty Trust 5.25% 3/15/21	95,000	94,685
	5.875% 2/1/20	65,000	68,261
	Health Care REIT 5.25% 1/15/22	165,000	164,695
	Host Hotels & Resorts 6.00% 11/1/20	40,000	40,300
	6.375% 3/15/15	35,000	35,875
	#144A 5.875% 6/15/19	30,000	30,188
#	Qatari Diar Finance 144A 5.00% 7/21/20	100,000	103,000
	Regency Centers 4.80% 4/15/21	95,000	95,976
	UDR 4.25% 6/1/18	50,000	49,737
	Ventas Realty 4.75% 6/1/21	100,000	97,806
#	WEA Finance 144A 4.625% 5/10/21	120,000	116,682

			1,238,134

	Road & Rail–0.12%
	Burlington Northern Santa Fe 4.70% 10/1/19	70,000	74,396
	5.65% 5/1/17	25,000	28,439
	5.75% 3/15/18	5,000	5,677
	CSX 4.25% 6/1/21	100,000	99,731
	5.50% 4/15/41	20,000	19,585
	Kansas City Southern de Mexico 8.00% 2/1/18	20,000	21,800
	Ryder System 3.50% 6/1/17	100,000	100,998

			350,626

	Semiconductors & Semiconductor Equipment–0.08%
	Amkor Technology 7.375% 5/1/18	30,000	30,638
	National Semiconductor 6.60% 6/15/17	165,000	194,439

			225,077

	Specialty Retail–0.02%
	Sally Holdings 10.50% 11/15/16	49,000	52,553

			52,553

	Textiles, Apparel & Luxury Goods–0.04%
	Hanesbrands 6.375% 12/15/20	130,000	126,750

			126,750

	Trading Companies & Distributors–0.02%
	RSC Equipment Rental 10.25% 11/15/19	45,000	49,500

			49,500

	Wireless Telecommunication Services–0.30%
	America Movil 5.00% 3/30/20	100,000	104,820
	Cricket Communications 7.75% 10/15/20	130,000	127,724

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	CORPORATE BONDS (continued)

	Wireless Telecommunication Services (continued)
#	Crown Castle Towers 144A 4.883% 8/15/20		455,000	$458,356
	MetroPCS Wireless 6.625% 11/15/20		30,000	29,775
	NII Capital 10.00% 8/15/16		63,000	73,395
	Sprint Capital 8.75% 3/15/32		79,000	85,913

				879,983

	Total Corporate Bonds (Cost $31,971,170)			33,158,700

	NON-AGENCY ASSET-BACKED SECURITIES–0.40%
•	Ally Master Owner Trust Series 2011-1 A1 1.057% 1/15/16		100,000	100,434
#	Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	100,659
	Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		90,000	104,570
#	CIT Equipment Collateral 144A Series 2009-VT1 A3 3.07% 8/15/16		32,381	32,554
	Series 2010-VT1A A3 2.41% 5/15/13		100,000	100,571
•	Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.837% 7/15/13		55,000	54,997
	Series 2009-A1 A1 1.937% 3/17/14		100,000	101,183
	CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		125,000	128,126
	Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		100,000	114,552
#	Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	104,884
•	Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.737% 9/15/14		100,000	101,354
	Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		91,144	91,525
#	Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		39,900	40,149

	Total Non-Agency Asset-Backed Securities (Cost $1,135,858)			1,175,558

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.07%
	Bank of America Alternative Loan Trust
	Series 2005-3 2A1 5.50% 4/25/20		9,358	9,080
	Series 2005-6 7A1 5.50% 7/25/20		7,288	6,878
•	ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	77,717
•	GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.019% 1/25/36		32,821	29,247
•	JPMorgan Mortgage Trust Series 2005-A2 5A1 4.294% 4/25/35		10,599	10,487
	Series 2007-A1 7A4 5.275% 7/25/35		41,455	27,355
•	MASTR ARM Trust Series 2006-2 4A1 4.983% 2/25/36		13,023	12,066
	Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		33,428	30,494
	Series 2006-7 2A1 6.00% 6/25/36		13,189	12,084

	Total Non-Agency Collateralized Mortgage Obligations (Cost $173,631)			215,408

	REGIONAL BONDS–0.13%Δ
	Australia–0.03%
	New South Wales Treasury Inflation-Linked Bond 2.75% 11/20/25	AUD	86,000	99,397

				99,397

	Canada–0.10%
	New Brunswick Province 2.75% 6/15/18		110,000	108,668
	Ontario Province 3.15% 12/15/17		95,000	97,046
	Quebec Province 4.50% 12/1/20	CAD	80,000	87,350

				293,064

	Total Regional Bonds (Cost $363,753)			392,461

«	SENIOR SECURED LOANS–0.76%
	Advantage Sales & Marketing 5.25% 11/29/17		24,775	24,850
	Allied Security Holdings Tranche 2L 8.50% 1/21/18		35,000	35,700
	API Technologies Tranche B 7.75% 6/1/16		35,000	34,300

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)

SENIOR SECURED LOANS (continued)
ATI Holdings 7.50% 3/12/16		24,558	$24,405
Attachmate 6.50% 11/21/16		100,000	100,266
BNY ConvergEx Group 8.75% 11/29/17		65,000	66,300
Brock Holdings III 10.50% 2/15/18		30,000	30,863
Tranche B 6.75% 2/15/17		29,925	30,124
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17		119,825	119,900
Charter Communications Operating Tranche B 8.50% 3/6/14		2,716	2,730
Chrysler Group 6.00% 4/28/17		125,000	122,353
Citadel Broadcasting Tranche B 4.25% 11/29/16		71,323	71,375
CityCenter Holdings 7.50% 1/10/15		20,000	20,165
Clear Channel Communication Tranche B 3.841% 1/29/16		51,223	43,539
Community Health Systems 3.754% 1/25/17		73,327	71,706
Consolidated Container 5.50% 9/28/14		35,000	32,171
Delta Air Lines Tranche B 5.50% 3/29/17		35,000	34,746
First Data Tranche B2 2.945% 9/24/14		35,702	33,133
Frac Tech International Tranche B 6.25% 4/19/16		48,408	48,411
GenOn Energy Tranche B 6.00% 6/20/17		64,674	64,748
Graham Packaging Tranche C 6.75% 4/5/14		76,373	76,676
Grifols Tranche B 6.00% 6/4/16		160,000	160,849
Harrahs Operating Tranche B1 3.274% 1/28/15		35,000	31,607
Houghton International Tranche B 6.75% 1/11/16		34,762	34,980
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		60,000	60,275
Level 3 Financing 14.00% 4/11/12		25,000	25,000
Mediacom Illinois Tranche D 5.50% 3/31/17		34,823	34,812
MGM MIRAGE Tranche E 7.00% 2/21/14		70,000	68,519
Nortek 5.25% 4/12/17		179,550	179,661
Nuveen Investments 5.807% 5/13/17		95,812	95,952
2nd Lien 12.50% 7/9/15		120,000	128,250
PQ 6.70% 7/30/15		65,000	63,885
Remy International Tranche B 6.25% 12/16/16		64,675	65,079
Sensus USA 2nd Lien 8.50% 4/13/18		80,000	81,233
Texas Competitive Electric Holdings 3.50% 10/10/14		40,000	33,906
Toys R Us Tranche B 6.00% 9/1/16		34,825	34,866
Univision Communications 4.441% 3/29/17		33,872	32,221
Visant 5.25% 12/31/16		14,888	14,837
Wyle Services 5.50% 3/31/17		30,000	30,128

Total Senior Secured Loans (Cost $2,245,037)			2,264,521

SOVEREIGN BONDS– 2.73%Δ
Australia–0.39%
Australian Government 4.50% 4/15/20	AUD	643,000	656,526
6.00% 2/15/17	AUD	360,000	406,235
Australian Government Inflation-Linked Bond 3.00% 9/20/25	AUD	86,000	102,822

			1,165,583

Belgium–0.07%
Belgium Government 4.25% 9/28/21	EUR	136,800	200,767

			200,767

Brazil–0.09%
Federal Republic of Brazil 7.125% 1/20/37		100,000	124,000
8.875% 10/14/19		100,000	137,750

			261,750

Canada–0.11%
Canadian Government 3.75% 6/1/19	CAD	197,000	216,886
4.00% 6/1/41	CAD	94,000	105,657

			322,543

Chile–0.04%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	107,938

			107,938

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	SOVEREIGN BONDS (continued)

	Colombia–0.08%
	Republic of Colombia 6.125% 1/18/41		105,000	$114,713
	8.375% 2/15/27		58,000	73,515
	10.375% 1/28/33		40,000	63,400

				251,628

	France–0.12%
	France Government Bond O.A.T 3.75% 4/25/17	EUR	111,000	168,629
	3.75% 4/25/21	EUR	122,000	181,868

				350,497

	Germany–0.12%
	Deutschland Republic 2.25% 9/4/20	EUR	254,000	348,492

				348,492

	Indonesia–0.10%
	Indonesia Treasury Bonds 10.50% 8/15/30	IDR	690,000,000	93,382
	11.00% 11/15/20	IDR	820,000,000	117,501
	Republic of Indonesia 7.25% 4/20/15		90,000	104,259

				315,142

	Mexico–0.22%
	Mexican Bonos 7.75% 12/14/17	MXN	2,532,000	231,519
	8.50% 12/13/18	MXN	3,789,600	358,625
	United Mexican States 5.95% 3/19/19		46,000	53,015

				643,159

	New Zealand–0.03%
	New Zealand Government 6.00% 5/15/21	NZD	105,000	93,013

				93,013

	Norway–0.36%
	Eksportfinans 2.375% 5/25/16		90,000	90,425
	Norwegian Government 3.75% 5/25/21	NOK	1,433,000	274,052
	4.50% 5/22/19	NOK	1,840,000	371,530
	5.00% 5/15/15	NOK	1,702,000	342,682

				1,078,689

	Panama–0.08%
	Panama Government International Bonds 6.70% 1/26/36		27,000	31,995
	7.25% 3/15/15		116,000	137,228
	8.875% 9/30/27		44,000	62,590

				231,813

	Peru–0.08%
	Republic of Peru 7.125% 3/30/19		191,000	230,728

				230,728

	Philippines–0.11%
	Republic of the Philippines 6.375% 10/23/34		100,000	109,750
	6.50% 1/20/20		100,000	116,880
	9.50% 10/21/24		17,000	23,885
	9.875% 1/15/19		48,000	66,060

				316,575

	Poland–0.12%
	Poland Government 5.00% 10/24/13	PLN	70,000	25,602
	5.50% 4/25/15	PLN	175,000	64,751
	5.50% 10/25/19	PLN	228,000	82,148
	Republic of Poland 5.125% 4/21/21		68,000	70,465
	6.375% 7/15/19		110,000	125,950

				368,916

	Republic of Korea–0.03%
	Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	90,796,495	94,850

				94,850

	Russia–0.12%
	Russian-Eurobond 7.50% 3/31/30		301,885	356,602

				356,602

	South Africa–0.11%
#	Eskom Holdings 144A 5.75% 1/26/21		230,000	239,200
	South Africa Government Inflation-Linked Bond 2.75% 1/31/22	ZAR	263,430	39,703
	South Africa Government International Bond 6.50% 6/2/14		54,000	60,831

				339,734

	Sweden–0.08%
	Sweden Government 5.00% 12/1/20	SEK	1,285,000	237,742

				237,742

	Turkey–0.10%
	Republic of Turkey 5.625% 3/30/21		100,000	105,000

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	SOVEREIGN BONDS (continued)

	Turkey (continued)
	6.875% 3/17/36		61,000	$67,405
	Turkey Government 4.00% 4/29/15	TRY	178,369	116,653

				289,058

	United Kingdom–0.12%
	United Kingdom Gilt 4.50% 3/7/19	GBP	97,000	171,761
	4.75% 3/7/20	GBP	100,000	178,839

				350,600

	Uruguay–0.05%
	Republic of Uruguay 8.00% 11/18/22		110,000	142,890

				142,890

	Total Sovereign Bonds (Cost $7,575,551)			8,098,709

	SUPRANATIONAL BANKS–0.07%
	International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	740,000	136,703
	3.625% 6/22/20	NOK	440,000	80,173

	Total Supranational Banks (Cost $202,753)			216,876

	U.S. TREASURY OBLIGATIONS–0.62%
	U.S. Treasury Bonds 4.25% 11/15/40		75,000	73,324
	4.75% 2/15/41		85,000	90,366
	U.S. Treasury Notes
	¥1.75% 5/31/16		850,000	851,459
	3.125% 5/15/21		820,000	817,824

	Total U.S. Treasury Obligations (Cost $1,831,533)			1,832,973

		Number of
		Shares

	WARRANT–0.00%
†	US Airways		8	0

	Total Warrant (Cost $0)			0

		Principal
		Amount°

	SHORT-TERM INVESTMENTS–1.98%
≠	Discounted Commercial Paper–1.97%
	Abbey National North America 0.03% 7/1/11		5,845,000	5,845,000

				5,845,000

		Number of
		Shares

	Money Market Mutual Fund–0.01%
	Drefus Treasury & Agency Cash Management Fund		21,834	21,834

				21,834

	Total Short-Term Investments (Cost $5,866,834)			5,866,834

TOTAL VALUE OF SECURITIES–101.01% (Cost $242,723,959)	299,660,057

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.01%)	(3,008,859)

NET ASSETS APPLICABLE TO 22,557,743 SHARES OUTSTANDING–100.00%	$296,651,198

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND STANDARD CLASS ($261,090,756 / 19,849,819 Shares)	$13.153

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND SERVICE CLASS ($35,560,442 / 2,707,924 Shares)	$13.132

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$273,872,639
Undistributed net investment income	4,114,330
Accumulated net realized loss on investments	(38,814,777)
Net unrealized appreciation of investments and foreign currencies	57,479,006

Total net assets	$296,651,198

°Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
CLP–Chilean Peso

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

COP–Colombian Peso
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
IDR–Indonesian Rupiah
ILS–Israeli Shekel
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PLN–Polish Zloty
SEK–Swedish Krona
TRY–Turkish Lira
USD–United States Dollar
ZAR–South African Rand

†	Non income producing security.

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $2,446,043, which represented 0.82% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

§	Developed Markets–countries that are thought to be most developed and therefore less risky than emerging markets.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $255,790, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $10,135,984, which represented 3.42% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

×	Emerging Markets–developing countries with relatively low per capita income, often with above-average economic growth potential but with more risks.

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.

Δ	Securities have been classified by country of origin.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.

¥	Fully or partially pledged as collateral for futures contracts.

≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipt
ARM–Adjustable Rate Mortgage
BAML–Bank of America Merrill Lynch
BCLY–Barclays Bank
CDS–Credit Default Swap
CITI–Citigroup Global Markets
GCM–Greenwich Capital Management
GDR–Global Depositary Receipt
GNMA–Government National Mortgage Association
GSC–Goldman Sachs Capital
HSBC–Hong Kong Shanghai Bank
HY–High Yield
JPMC–JPMorgan Chase Bank
MASTR–Mortgage Asset Securitization Transaction, Inc.
MNB–Mellon National Bank
MSC–Morgan Stanley Capital

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

NCUA–National Credit Union Administration
NVDR–Non-Voting Depositary Receipt
O.A.T–Obligations Assimilables du Trésor
PIK–Pay-in-kind
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
yr–Year

1 The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	252,528	USD	(156,996)	7/29/11	$3,649
BAML	COP	178,490,000	USD	(100,079)	7/29/11	699
BAML	EUR	(317,108)	USD	450,254	7/29/11	(9,185)
BAML	IDR	1,371,200,000	USD	(159,053)	7/29/11	108
BAML	JPY	(19,621,300)	USD	244,533	7/29/11	800
BAML	NOK	(1,491,318)	USD	272,029	7/29/11	(4,023)
BCLY	AUD	(98,531)	USD	103,557	7/29/11	(1,712)
BCLY	JPY	8,511,405	USD	(106,121)	7/29/11	(393)
CITI	EUR	(105,848)	USD	150,336	7/29/11	(3,020)
CITI	JPY	14,637,525	USD	(182,546)	7/29/11	(721)
CITI	NZD	81,406	USD	(66,070)	7/29/11	1,246
GCM	NOK	(1,347,586)	USD	245,804	7/29/11	(3,643)
GSC	GBP	(162,846)	USD	260,780	7/29/11	(475)
GSC	NOK	(387,520)	USD	70,722	7/29/11	(1,011)
HSBC	EUR	(120,243)	USD	170,776	7/29/11	(3,438)
HSBC	NOK	(471,429)	USD	85,967	7/29/11	(1,298)
JPMC	CLP	56,707,500	USD	(119,334)	7/29/11	2,231
JPMC	EUR	(205,487)	USD	292,407	7/29/11	(5,309)
MNB	EUR	420	USD	(745)	7/1/11	(136)
MNB	HKD	(96,057)	USD	12,342	7/1/11	(2)
MNB	ILS	(4,051)	USD	1,185	7/1/11	(6)
MNB	PLN	504,458	USD	(184,432)	7/1/11	(548)
MSC	AUD	(32,713)	USD	34,432	7/29/11	(518)
MSC	CHF	165,370	USD	(197,640)	7/29/11	(926)
MSC	EUR	(282,161)	USD	402,116	7/29/11	(7,703)
MSC	JPY	5,217,040	USD	(64,994)	7/29/11	(190)
MSC	KRW	215,735,400	USD	(199,119)	7/29/11	2,686
MSC	NOK	(1,716,191)	USD	313,317	7/29/11	(4,361)

						$(37,199)

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	(Depreciation)
1 Euro-Bund	$183,288	$181,952	9/8/11	$(1,336)
31 U.S. Treasury 5 yr Note	3,687,670	3,695,055	9/30/11	7,385
11 U.S. Treasury 10 yr Note	1,359,985	1,345,609	9/21/11	(14,376)

	$5,230,943			$(8,327)

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

Swap Contracts
CDS Contracts

					Unrealized
	Swap		Annual Protection		Appreciation
Counterparty	Referenced Obligation	Notional Value	Payments	Termination Date	(Depreciation)
	Protection Purchased:
MSC	CDX.NA.HY.16	$1,710,000	5.00%	6/20/16	$3,471
MSC	Kingdom of Spain 5 yr CDS	603,000	1.00%	6/20/16	3,080

		$2,313,000			$6,551

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–30

LVIP Delaware Foundation® Aggressive
Allocation Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,048,899
Interest	1,503,834
Foreign tax withheld	(142,430)

4,410,303

EXPENSES:
Management fees	1,118,652
Accounting and administration expenses	68,609
Reports and statements to shareholders	53,180
Distribution expenses-Service Class	45,193
Custodian fees	35,095
Pricing fees	18,697
Professional fees	18,679
Trustees’ fees	4,260
Other	11,053

1,373,418
Less expenses waived/reimbursed	(239,403)

Total operating expenses	1,134,015

NET INVESTMENT INCOME	3,276,288

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	9,575,300
Foreign currencies	(237,872)
Futures contracts	(498,716)
Swap contracts	(16,050)

Net realized gain	8,822,662
Net change in unrealized appreciation/depreciation of investments and foreign currencies	6,106,730

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	14,929,392

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,205,680

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive
Allocation Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/11	Year Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,276,288	$6,143,779
Net realized gain on investments and foreign currencies	8,822,662	16,603,904
Net change in unrealized appreciation/depreciation of investments and foreign currencies	6,106,730	9,935,738

Net increase in net assets resulting from operations	18,205,680	32,683,421

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,626,435)
Service Class	—	(858,324)

	—	(7,484,759)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,303,806	18,745,009
Service Class	3,738,874	7,069,279
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	—	6,626,435
Service Class	—	858,324

	13,042,680	33,299,047

Cost of shares repurchased:
Standard Class	(22,200,546)	(36,634,372)
Service Class	(6,555,085)	(16,121,612)

	(28,755,631)	(52,755,984)

Decrease in net assets derived from capital share transactions	(15,712,951)	(19,456,937)

NET INCREASE IN NET ASSETS	2,492,729	5,741,725
NET ASSETS:
Beginning of period	294,158,469	288,416,744

End of period (including undistributed net investment income of $4,114,330 and $1,066,985, respectively)	$296,651,198	$294,158,469

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–31

LVIP Delaware Foundation® Aggressive Allocation Fund
Financial Highlights1

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09[3]	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$12.376	$11.303	$8.695	$15.589	$15.646	$14.535

Income (loss) from investment operations:
Net investment income[4]	0.143	0.257	0.200	0.275	0.301	0.273
Net realized and unrealized gain (loss) on investments and foreign currencies	0.634	1.138	2.575	(5.059)	0.668	1.767

Total from investment operations	0.777	1.395	2.775	(4.784)	0.969	2.040

Less dividends and distributions from:
Net investment income	—	(0.322)	(0.167)	(0.828)	(0.272)	(0.197)
Net realized gain on investments	—	—	—	(1.267)	(0.754)	(0.732)
Return on capital	—	—	—	(0.015)	—	—

Total dividends and distributions	—	(0.322)	(0.167)	(2.110)	(1.026)	(0.929)

Net asset value, end of period	$13.153	$12.376	$11.303	$8.695	$15.589	$15.646

Total return[5]	6.28%	12.48%	31.99%	(33.22% )	6.37%	14.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$261,091	$257,945	$246,994	$158,129	$280,964	$291,846
Ratio of expenses to average net assets	0.73%	0.73%	0.79%	0.85%	0.87%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.89%	0.93%	0.93%	0.85%	0.87%	0.91%
Ratio of net investment income to average net assets	2.23%	2.23%	2.07%	2.10%	1.88%	1.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.07%	2.03%	1.93%	2.10%	1.88%	1.83%
Portfolio turnover	38%	95%	185%	116%	99%	78%

[1]	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–32

LVIP Delaware Foundation® Aggressive Allocation Fund
Financial Highlights1 (continued)

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Service Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09[3]	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$12.371	$11.300	$8.696	$15.573	$15.631	$14.528

Income (loss) from investment operations:
Net investment income[4]	0.126	0.228	0.176	0.243	0.261	0.235
Net realized and unrealized gain (loss) on investments and foreign currencies	0.635	1.136	2.573	(5.048)	0.667	1.765

Total from investment operations	0.761	1.364	2.749	(4.805)	0.928	2.000

Less dividends and distributions from:
Net investment income	—	(0.293)	(0.145)	(0.788)	(0.232)	(0.165)
Net realized gain on investments	—	—	—	(1.267)	(0.754)	(0.732)
Return on capital	—	—	—	(0.017)	—	—

Total dividends and distributions	—	(0.293)	(0.145)	(2.072)	(0.986)	(0.897)

Net asset value, end of period	$13.132	$12.371	$11.300	$8.696	$15.573	$15.631

Total return[5]	6.15%	12.21%	31.66%	(33.38% )	6.11%	14.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,560	$36,213	$41,423	$46,292	$63,912	$34,215
Ratio of expenses to average net assets	0.98%	0.98%	1.04%	1.10%	1.12%	1.16%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.14%	1.18%	1.18%	1.10%	1.12%	1.16%
Ratio of net investment income to average net assets	1.98%	1.98%	1.82%	1.85%	1.63%	1.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.82%	1.78%	1.68%	1.85%	1.63%	1.58%
Portfolio turnover	38%	95%	185%	116%	99%	78%

[1]	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–33

LVIP Delaware Foundation® Aggressive Allocation Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Aggressive Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate

LVIP Delaware Foundation® Aggressive Allocation Fund–34

LVIP Delaware Foundation® Aggressive Allocation Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of average daily net assets of the Fund’s advisory fee. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.73% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.35% of the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $14,915 and $1,345, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$173,933
Distribution fees payable to LFD	7,263

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $104,381,204 and sales of $114,620,849 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $9,850,563 and sales of $9,491,907 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $244,576,750. At June 30, 2011, net unrealized appreciation was $55,083,307, of which $61,012,538 related to unrealized appreciation of investments and $5,929,231 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or

LVIP Delaware Foundation® Aggressive Allocation Fund–35

LVIP Delaware Foundation® Aggressive Allocation Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$13,104,129	$104,884	$13,209,013
Common Stock	146,433,992	58,486,332	255,790	205,176,114
Corporate Bonds	—	36,741,462	—	36,741,462
Foreign Debt	—	8,708,046	—	8,708,046
Investment Companies	27,821,724	—	—	27,821,724
U.S. Treasury Obligations	—	1,832,973	—	1,832,973
Preferred Stock	53,917	249,974	—	303,891
Short-Term Investments	21,834	5,845,000	—	5,866,834

Total	$174,331,467	$124,967,916	$360,674	$299,660,057

Foreign Currency Exchange Contracts	$—	$(37,199)	$—	$(37,199)

Futures Contracts	$(8,327)	$—	$—	$(8,327)

Swap Contracts	$—	$6,551	$—	$6,551

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	& Mortgage-
	Backed	Common	Corporate
	Securities	Stock	Bonds	Total
Balance as of 12/31/10	$—	$—	$105,000	$105,000
Purchases	101,698	320,404	—	422,102
Sales	—	(61,290)	(105,812)	(167,102)
Net realized gain (loss)	—	(1,710)	812	(898)
Net change in unrealized appreciation/depreciation	3,186	(1,614)	—	1,572

Balance as of 6/30/11	$104,884	$255,790	$—	$360,674

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$3,186	$(1,614)	$—	$1,572

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$7,484,759

LVIP Delaware Foundation® Aggressive Allocation Fund–36

LVIP Delaware Foundation® Aggressive Allocation Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$273,872,639
Undistributed ordinary income	4,362,670
Capital loss carryforwards as of 12/31/10	(45,307,372)
Realized gains 1/1/11–6/30/11	8,404,314
Other temporary differences	(295,943)
Unrealized appreciation of investments and foreign currencies	55,614,890

Net assets	$296,651,198

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, straddles, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts and passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and paydown gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(228,943)	$228,943

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $380,955 expires in 2016 and $44,926,417 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $8,404,314, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	720,447	1,609,837
Service Class	290,754	610,250
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	557,579
Service Class	—	72,463

	1,011,201	2,850,129

Shares repurchased:
Standard Class	(1,713,583)	(3,177,408)
Service Class	(510,141)	(1,421,032)

	(2,223,724)	(4,598,440)

Net decrease	(1,212,523)	(1,748,311)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change

LVIP Delaware Foundation® Aggressive Allocation Fund–37

LVIP Delaware Foundation® Aggressive Allocation Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No option contracts were outstanding at June 30, 2011.

Swap Contracts–The Fund may enter into, inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps.  Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No inflation swap contracts were outstanding at June 30, 2011.

Credit Default Swaps.  A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, net unrealized appreciation of CDS contracts was $6,551. If a credit event had occurred for all swap transactions

LVIP Delaware Foundation® Aggressive Allocation Fund–38

LVIP Delaware Foundation® Aggressive Allocation Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

where collateral posting was required as of June 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $2,313,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.  Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2011, were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(37,199)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(8,327)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	6,551	Liabilities net of receivables and other assets	—

Total		$6,551		$(45,526)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 was as follows:

			Change in Unrealized
			Appreciation or
	Location of Gain or	Realized Gain or	Depreciation on
	Loss on Derivatives	Loss on Derivatives	Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income

Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(266,682)*	$58,936
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(498,716)	(67,473)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(16,050)	6,551

Total		$(781,448)	$(1,986)

*	Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported on the Fund’s Statement of Operations.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit

LVIP Delaware Foundation® Aggressive Allocation Fund–39

LVIP Delaware Foundation® Aggressive Allocation Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Aggressive Allocation Fund–40

LVIP Delaware Foundation® Conservative Allocation Fund

LVIP Delaware Foundation® Conservative
  Allocation Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Delaware Foundation® Conservative Allocation Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	5
Statement of Operations	34
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements	37

LVIP Delaware Foundation® Conservative Allocation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,049.80	0.73%	$3.71
Service Class Shares	1,000.00	1,048.60	0.98%	4.98

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	34.51%

U.S. Markets	20.74%
Aerospace & Defense	0.70%
Air Freight & Logistics	0.21%
Auto Components	0.04%
Automobiles	0.05%
Beverages	0.15%
Biotechnology	0.26%
Building Products	0.04%
Capital Markets	0.55%
Chemicals	0.39%
Commercial Banks	0.27%
Commercial Services & Supplies	0.26%
Communications Equipment	1.07%
Computers & Peripherals	0.78%
Construction & Engineering	0.12%
Consumer Finance	0.06%
Containers & Packaging	0.06%
Diversified Consumer Services	0.24%
Diversified Financial Services	0.61%
Diversified Telecommunication Services	0.53%
Electric Utilities	0.40%
Electrical Equipment	0.05%
Electronic Equipment, Instruments & Components	0.06%
Energy Equipment & Services	0.29%
Food & Staples Retailing	0.73%
Food Products	0.59%
Gas Utilities	0.03%
Health Care Equipment & Supplies	0.34%
Health Care Providers & Services	0.93%
Health Technology	0.02%
Hotels, Restaurants & Leisure	0.20%
Household Durables	0.04%
Household Products	0.37%
Industrial Conglomerates	0.04%
Insurance	0.78%
Internet & Catalog Retail	0.36%
Internet Software & Services	0.86%
IT Services	0.94%
Life Sciences Tools & Services	0.06%
Machinery	0.24%
Media	0.48%
Metals & Mining	0.05%
Multiline Retail	0.25%
Multi-Utilities	0.07%
Office Electronics	0.18%
Oil, Gas & Consumable Fuels	1.58%
Paper & Forest Products	0.01%
Personal Products	0.19%
Pharmaceuticals	1.34%
Professional Services	0.11%
Real Estate Investment Trusts	0.19%
Road & Rail	0.11%
Semiconductors & Semiconductor Equipment	0.38%
Software	0.69%
Specialty Retail	0.54%
Textiles, Apparel & Luxury Goods	0.29%
Thrifts & Mortgage Finance	0.03%
Trading Companies & Distributors	0.04%
Wireless Telecommunication Services	0.49%

Developed Markets	8.20%
Aerospace & Defense	0.13%
Air Freight & Logistics	0.25%
Airlines	0.18%
Auto Components	0.03%
Automobiles	0.36%
Beverages	0.09%
Building Products	0.37%
Chemicals	0.25%
Commercial Banks	0.85%
Construction Materials	0.17%
Containers & Packaging	0.20%
Diversified Telecommunication Services	0.27%
Electrical Equipment	0.20%
Energy Equipment & Services	0.07%
Food & Staples Retailing	0.08%
Food Products	0.62%
Household Durables	0.11%
Industrial Conglomerates	0.15%
Insurance	0.24%
IT Services	0.50%
Life Sciences Tools & Services	0.02%
Machinery	0.20%
Marine	0.01%
Media	0.34%
Metals & Mining	0.30%
Multiline Retail	0.19%
Multi-Utilities	0.18%
Oil, Gas & Consumable Fuels	0.19%
Pharmaceuticals	0.83%
Professional Services	0.20%
Real Estate Management & Development	0.01%
Textiles, Apparel & Luxury Goods	0.15%
Trading Companies & Distributors	0.20%
Wireless Telecommunication Services	0.26%

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (continued)

Percentage
Security Type/Sector	of Net Assets

Emerging Markets	5.57%
Airlines	0.01%
Automobiles	0.00%
Beverages	0.17%
Chemicals	0.15%
Commercial Banks	0.82%
Communications Equipment	0.29%
Construction & Engineering	0.02%
Construction Materials	0.09%
Diversified Consumer Services	0.01%
Diversified Financial Services	0.05%
Diversified Telecommunication Services	0.19%
Electric Utilities	0.08%
Electrical Equipment	0.00%
Electronic Equipment, Instruments & Components	0.08%
Food & Staples Retailing	0.05%
Food Products	0.14%
Hotels, Restaurants & Leisure	0.18%
Household Durables	0.08%
Independent Power Producers & Energy Traders	0.02%
Insurance	0.13%
Internet & Catalog Retail	0.03%
Internet Software & Services	0.12%
Machinery	0.04%
Media	0.06%
Metals & Mining	0.41%
Multiline Retail	0.08%
Oil, Gas & Consumable Fuels	1.02%
Paper & Forest Products	0.04%
Personal Products	0.01%
Pharmaceuticals	0.19%
Real Estate Management & Development	0.12%
Road & Rail	0.02%
Semiconductors & Semiconductor Equipment	0.28%
Software	0.12%
Tobacco	0.05%
Transportation Infrastructure	0.04%
Wireless Telecommunication Services	0.38%

Convertible Preferred Stock	0.12%

Exchange-Traded Funds	5.45%

Preferred Stock	0.43%

Agency Collateralized Mortgage Obligations	0.90%

Agency Mortgage-Backed Securities	6.08%

Commercial Mortgage-Backed Securities	2.44%

Convertible Bonds	1.21%

Corporate Bonds	32.44%
Aerospace & Defense	0.18%
Airlines	0.06%
Auto Components	0.42%
Automobiles	0.20%
Beverages	0.56%
Building Products	0.14%
Capital Markets	0.83%
Chemicals	0.83%
Commercial Banks	3.14%
Commercial Services & Supplies	0.66%
Computers & Peripherals	0.36%
Construction Materials	0.14%
Consumer Finance	0.21%
Containers & Packaging	0.25%
Diversified Consumer Services	0.15%
Diversified Financial Services	2.62%
Diversified Telecommunication Services	2.08%
Electric Utilities	1.75%
Electronic Equipment, Instruments & Components	0.02%
Energy Equipment & Services	0.56%
Food & Staples Retailing	0.33%
Food Products	0.43%
Gas Utilities	0.30%
Health Care Equipment & Supplies	1.28%
Health Care Providers & Services	1.02%
Hotels, Restaurants & Leisure	0.71%
Household Durables	0.65%
Independent Power Producers & Energy Traders	0.08%
Insurance	1.18%
Internet Software & Services	0.19%
IT Services	0.16%
Life Sciences Tools & Services	0.43%
Machinery	0.13%
Media	1.39%
Metals & Mining	1.29%
Multiline Retail	0.16%
Multi-Utilities	0.35%
Office Electronics	0.15%
Oil Gas & Consumable Fuels	3.96%
Paper & Forest Products	0.40%
Pharmaceuticals	0.18%
Real Estate Investment Trusts	1.07%
Real Estate Management & Development	0.06%
Road & Rail	0.38%
Semiconductors & Semiconductor Equipment	0.21%
Specialty Retail	0.05%
Textiles, Apparel & Luxury Goods	0.17%
Trading Companies & Distributors	0.06%
Wireless Telecommunication Services	0.51%

Municipal Bond	0.13%

Non-Agency Asset-Backed Securities	1.11%

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (continued)

Percentage
Security Type/Sector	of Net Assets

Non-Agency Collateralized Mortgage Obligations	0.68%

Regional Bonds	0.38%

Senior Secured Loans	2.12%

Sovereign Bonds	7.40%

Supranational Banks	0.38%

U.S. Treasury Obligations	0.79%

Short-Term Investments	6.43%

Total Value of Securities	103.00%

Liabilities Net of Receivables and Other Assets	(3.00%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	0.62%
QUALCOMM	0.46%
CGI Group	0.43%
Bank of New York Mellon	0.38%
Google Class A	0.36%
Visa Class A	0.34%
Lowe’s	0.34%
MasterCard Class A	0.33%
Allergan	0.32%
Pfizer	0.32%

Total	3.90%

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–34.51%
	U.S. MARKETS–20.74%
	Aerospace & Defense–0.70%
†	Ducommun	2,670	$54,922
†	Esterline Technologies	1,440	110,016
	Honeywell International	4,900	291,991
†	KEYW Holding	4,120	51,047
	Lockheed Martin	1,800	145,746
	Northrop Grumman	11,500	797,525
	Raytheon	14,900	742,765
	Rockwell Collins	2,700	166,563
	United Technologies	4,600	407,146

			2,767,721

	Air Freight & Logistics–0.21%
	Expeditors International of Washington	14,150	724,339
†	Hub Group Class A	2,830	106,578

			830,917

	Auto Components–0.04%
	Cooper Tire & Rubber	2,970	58,776
†	Tenneco	2,100	92,547

			151,323

	Automobiles–0.05%
†	Ford Motor	15,000	206,850

			206,850

	Beverages–0.15%
	Coca-Cola	2,650	178,319
	PepsiCo	5,850	412,015

			590,334

	Biotechnology–0.26%
†	Acorda Therapeutics	1,890	61,066
†	Alkermes	5,460	101,556
†	Amgen	3,650	212,978
†	Celgene	2,700	162,864
†	Gilead Sciences	4,630	191,728
†	Incyte	3,360	63,638
†	ONYX Pharmaceuticals	2,370	83,661
†	Spectrum Pharmaceuticals	3,640	33,725
†	Vertex Pharmaceuticals	1,900	98,781

			1,009,997

	Building Products–0.04%
	AAON	3,310	72,290
†	Gibraltar Industries	6,370	72,108

			144,398

	Capital Markets–0.55%
	Apollo Investment	6,510	66,467
	Bank of New York Mellon	57,790	1,480,580
	BlackRock	1,000	191,810
	GFI Group	8,160	37,454
	Goldman Sachs Group	2,550	339,380
†	Piper Jaffray	1,330	38,317

			2,154,008

	Chemicals–0.39%
	Celanese Series A	5,500	293,205
	Dow Chemical	6,350	228,600
	duPont (E.I.) deNemours	13,278	717,676
	Eastman Chemical	1,200	122,484
†	Ferro	5,240	70,426
	Koppers Holdings	2,120	80,412
	Schulman (A.)	1,310	32,999

			1,545,802

	Commercial Banks–0.27%
	Boston Private Financial Holdings	8,230	54,153
	Cardinal Financial	4,900	53,655
	City Holding	1,440	47,563
	Home Bancshares	3,070	72,575
@	Independent Bank	1,820	47,775
	Park National	1,070	70,470
	Prosperity Bancshares	2,000	87,640
	Susquehanna Bancshares	4,700	37,600
†	Texas Capital Bancshares	2,290	59,151
	Trustmark	3,390	79,360
	Webster Financial	2,120	44,562
	Wells Fargo	14,050	394,243

			1,048,747

	Commercial Services & Supplies–0.26%
	McGrath RentCorp	1,350	37,908
	Republic Services	3,750	115,688
†	Tetra Tech	2,360	53,100
	United Stationers	2,880	102,038
	US Ecology	2,900	49,590
	Waste Management	17,500	652,225

			1,010,549

	Communications Equipment–1.07%
	Adtran	2,010	77,807
	Cisco Systems	51,500	803,915
†	Motorola Solutions	15,800	727,432
†	NETGEAR	1,450	63,394
	Plantronics	1,930	70,503
†	Polycom	9,400	604,420
	QUALCOMM	31,990	1,816,711
†	ViaSat	1,400	60,578

			4,224,760

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Computers & Peripherals–0.78%
†	Apple	7,265	$2,438,643
†	EMC	12,700	349,885
†	NetApp	4,000	211,120
†	Synaptics	2,350	60,489

			3,060,137

	Construction & Engineering–0.12%
	Fluor	2,800	181,049
	Granite Construction	1,480	36,304
†	MYR Group	3,360	78,624
	Tutor Perini	2,190	42,004
†	URS	2,600	116,324

			454,305

	Consumer Finance–0.06%
	Capital One Financial	4,600	237,682

			237,682

	Containers & Packaging–0.06%
	Boise	4,210	32,796
†	Owens-Illinois	4,650	120,017
	Silgan Holdings	1,830	74,975

			227,788

	Diversified Consumer Services–0.24%
†	Apollo Group Class A	20,800	908,544
	Lincoln Educational Services	2,655	45,533

			954,077

	Diversified Financial Services–0.61%
	CME Group	2,800	816,452
†	IntercontinentalExchange	9,450	1,178,510
	JPMorgan Chase	10,250	419,635

			2,414,597

	Diversified Telecommunication Services–0.53%
	Alaska Communications Systems Group	4,640	41,157
	AT&T	39,307	1,234,633
	Atlantic Tele-Network	1,080	41,429
	Verizon Communications	20,460	761,726

			2,078,945

	Electric Utilities–0.40%
	Cleco	2,030	70,746
	Edison International	19,400	751,750
	Progress Energy	13,900	667,339
	UIL Holdings	1,480	47,878
	UNITIL	1,990	52,337

			1,590,050

	Electrical Equipment–0.05%
	Acuity Brands	1,280	71,398
	Roper Industries	1,350	112,455

			183,853

	Electronic Equipment, Instruments & Components–0.06%
	Anixter International	1,280	83,635
†	FARO Technologies	1,260	55,188
†	Rofin-Sinar Technologies	2,350	80,253

			219,076

	Energy Equipment & Services–0.29%
	Baker Hughes	2,050	148,748
	Bristow Group	1,730	88,265
†	Complete Production Services	2,120	70,723
†	Key Energy Services	6,160	110,880
	Lufkin Industries	630	54,212
	National Oilwell Varco	1,450	113,405
†	Pioneer Drilling	7,750	118,110
†	RigNet	3,140	53,380
	Schlumberger	4,350	375,839

			1,133,562

	Food & Staples Retailing–0.73%
	Casey’s General Stores	2,350	103,400
	CVS Caremark	28,040	1,053,743
†	Fresh Market	1,300	50,284
	Safeway	28,700	670,719
†	Susser Holdings	6,340	99,665
	Walgreen	21,400	908,644

			2,886,455

	Food Products–0.59%
	Archer-Daniels-Midland	32,700	985,905
	Bunge	4,100	282,695
	General Mills	5,500	204,710
	J&J Snack Foods	1,430	71,286
	Kraft Foods	21,600	760,968

			2,305,564

	Gas Utilities–0.03%
	AGL Resources	3,050	124,166

			124,166

	Health Care Equipment & Supplies–0.34%
†	Align Technology	4,000	91,200
	Baxter International	12,200	728,217
†	Conmed	2,180	62,086
†	CryoLife	6,020	33,712
†	Gen-Probe	700	48,405
†	Haemonetics	1,080	69,520
†	Merit Medical Systems	4,837	86,921

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Health Care Equipment & Supplies (continued)
†	Quidel	4,120	$62,418
†	SonoSite	2,240	78,781
	West Pharmaceutical Services	1,660	72,642

			1,333,902

	Health Care Providers & Services–0.93%
†	Air Methods	1,250	93,425
†	AMN Healthcare Services	9,240	76,877
	Cardinal Health	16,200	735,804
†	Catalyst Health Solutions	1,450	80,939
†	Express Scripts	4,850	261,803
†	Medco Health Solutions	21,700	1,226,484
	Quest Diagnostics	12,800	756,480
†	Sun Healthcare Group	6,423	51,515
	UnitedHealth Group	7,450	384,271

			3,667,598

	Health Technology–0.02%
	Quality Systems	900	78,570

			78,570

	Hotels, Restaurants & Leisure–0.20%
†	AFC Enterprises	5,620	92,449
†	Bally Technologies	930	37,832
†	Buffalo Wild Wings	790	52,385
	CEC Entertainment	1,690	67,786
†	Jack in the Box	2,060	46,927
	McDonald’s	3,450	290,904
†	Shuffle Master	6,230	58,282
	Starbucks	3,500	138,215

			784,780

	Household Durables–0.04%
	Jarden	4,100	141,491

			141,491

	Household Products–0.37%
	Kimberly-Clark	14,300	951,808
	Procter & Gamble	8,220	522,545

			1,474,353

	Industrial Conglomerates–0.04%
	General Electric	8,400	158,424

			158,424

	Insurance–0.78%
	AFLAC	3,150	147,042
	Allstate	22,500	686,925
	American Equity Investment Life Holding	5,900	74,989
	Delphi Financial Group Class A	2,930	85,585
@	Harleysville Group	1,790	55,794
	Marsh & McLennan	24,200	754,798
	Primerica	2,770	60,857
†	ProAssurance	950	66,500
	Prudential Financial	4,050	257,540
	Travelers	15,150	884,457

			3,074,487

	Internet & Catalog Retail–0.36%
	Expedia	7,200	208,728
†	priceline.com	2,400	1,228,632

			1,437,360

	Internet Software & Services–0.86%
†	Google Class A	2,795	1,415,331
†	j2 Global Communications	2,750	77,633
†	Liquidity Services	2,780	65,636
†	LogMeIn	2,000	77,140
†	QuinStreet	4,130	53,607
†	ValueClick	3,290	54,614
	VeriSign	23,700	793,002
†	Vocus	2,850	87,239
†	Yahoo	50,250	755,760

			3,379,962

	IT Services–0.94%
	International Business Machines	1,036	177,726
	MasterCard Class A	4,350	1,310,829
	Syntel	600	35,472
†	TeleTech Holdings	3,900	82,212
†	Teradata	12,400	746,480
	Visa Class A	16,100	1,356,585

			3,709,304

	Life Sciences Tools & Services–0.06%
†	Thermo Fisher Scientific	3,850	247,902

			247,902

	Machinery–0.24%
	Barnes Group	3,090	76,663
	Caterpillar	2,050	218,243
†	Chart Industries	1,020	55,060
†	Columbus McKinnon	3,550	63,758
	Cummins	1,650	170,759
	Deere	2,550	210,248
	ESCO Technologies	1,710	62,928
†	Kadant	2,670	84,132

			941,791

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Media–0.48%
	CBS Class B	2,800	$79,772
	Cinemark Holdings	2,310	47,840
	Comcast Class A	29,900	757,666
	Comcast Special Class	14,850	359,816
†	Knology	4,530	67,271
	National CineMedia	3,020	51,068
	News Class A	11,950	211,515
	Viacom Class B	6,350	323,850

			1,898,798

	Metals & Mining–0.05%
†	Castle (A.M.)	3,050	50,661
	Cliffs Natural Resources	1,700	157,165

			207,826

	Multiline Retail–0.25%
†	DSW Class A	2,080	105,269
	Kohl’s	4,000	200,040
	Macy’s	10,600	309,944
	Nordstrom	3,900	183,066
	Target	3,650	171,222

			969,541

	Multi-Utilities–0.07%
	MDU Resources Group	5,500	123,750
	NorthWestern	1,380	45,692
	OGE Energy	2,450	123,284

			292,726

	Office Electronics–0.18%
	Xerox	69,700	725,577

			725,577

	Oil, Gas & Consumable Fuels–1.58%
	Apache	850	104,882
	Berry Petroleum	2,390	126,981
†	Carrizo Oil & Gas	2,740	114,395
	Chevron	8,971	922,577
	ConocoPhillips	9,000	676,710
	EOG Resources	11,900	1,244,144
	Exxon Mobil	11,400	927,731
	Marathon Oil	14,615	769,918
†	Newfield Exploration	3,350	227,867
	Occidental Petroleum	2,850	296,514
†	Rosetta Resources	1,270	65,456
†	Swift Energy	2,050	76,404
	Williams	22,700	686,675

			6,240,254

	Paper & Forest Products–0.01%
†	KapStone Paper & Packaging Class A	3,070	50,870

			50,870

	Personal Products–0.19%
	Avon Products	23,300	652,400
†	Prestige Brands Holdings	5,990	76,912

			729,312

	Pharmaceuticals–1.34%
	Abbott Laboratories	4,600	242,052
	Allergan	15,200	1,265,400
	Johnson & Johnson	12,389	824,116
	Merck	31,947	1,127,410
	Perrigo	6,400	562,368
	Pfizer	60,494	1,246,176

			5,267,522

	Professional Services–0.11%
†	CRA International	1,610	43,615
†	Kforce	4,860	63,569
	Manpower	2,350	126,078
†	RPX	440	12,333
	Towers Watson Class A	2,700	177,417

			423,012

	Real Estate Investment Trusts–0.19%
	DuPont Fabros Technology	2,850	71,820
	EastGroup Properties	1,750	74,393
	Entertainment Properties Trust	1,730	80,791
	Home Properties	1,520	92,537
	Host Hotels & Resorts	9,230	156,448
	LaSalle Hotel Properties	3,150	82,971
	Sabra Health Care REIT	3,613	60,379
	Sovran Self Storage	1,950	79,950
	Tanger Factory Outlet Centers	2,400	64,248

			763,537

	Road & Rail–0.11%
	Norfolk Southern	3,450	258,509
	Union Pacific	1,800	187,920

			446,429

	Semiconductors & Semiconductor Equipment–0.38%
†	Amkor Technology	11,060	68,240
†	Applied Micro Circuits	6,180	54,755
	Intel	43,011	953,123
†	IXYS	4,540	68,009
†	MEMC Electronic Materials	16,800	143,304

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Semiconductors & Semiconductor Equipment (continued)
†	ON Semiconductor	13,450	$140,822
†	Semtech	2,450	66,983

			1,495,236

	Software–0.69%
†	Adobe Systems	25,200	792,540
†	Intuit	17,600	912,735
	Microsoft	20,650	536,900
†	Nuance Communications	4,150	89,101
	Oracle	2,500	82,275
†	Progress Software	2,945	71,063
†	Radiant Systems	3,430	71,687
†	SolarWinds	1,610	42,085
†	SS&C Technologies Holdings	4,210	83,653
†	SuccessFactors	990	29,106

			2,711,145

	Specialty Retail–0.54%
	Big 5 Sporting Goods	3,600	28,296
	Guess	3,300	138,798
†	Jos. A. Bank Clothiers	1,660	83,017
	Lowe’s	57,900	1,349,649
	Staples	34,600	546,680

			2,146,440

	Textiles, Apparel & Luxury Goods–0.29%
†	G-III Apparel Group	2,790	96,199
†	Iconix Brand Group	3,110	75,262
	Jones Group	1,970	21,375
	NIKE Class B	8,500	764,830
†	Perry Ellis International	3,490	88,123
†	Steven Madden	2,675	100,339

			1,146,128

	Thrifts & Mortgage Finance–0.03%
	Dime Community Bancshares	4,280	62,231
	Flushing Financial	4,110	53,430

			115,661

	Trading Companies & Distributors–0.04%
	Applied Industrial Technologies	2,610	92,942
†	Titan Machinery	2,660	76,555

			169,497

	Wireless Telecommunication Services–0.49%
†	Crown Castle International	27,700	1,129,884
†	NII Holdings	17,000	720,460
	NTELOS Holdings	3,100	63,302

			1,913,646

	Total U.S. Markets (Cost $61,903,638)		81,698,744

	§DEVELOPED MARKETS–8.20%
	Aerospace & Defense–0.13%
	Finmeccanica	41,393	500,808

			500,808

	Air Freight & Logistics–0.25%
†	Deutsche Post	52,337	1,006,091

			1,006,091

	Airlines–0.18%
	Singapore Airlines	61,979	717,359

			717,359

	Auto Components–0.03%
	Sumitomo Rubber Industries	8,551	103,464

			103,464

	Automobiles–0.36%
	Bayerische Motoren Werke	6,346	633,662
	Toyota Motor	18,900	778,190

			1,411,852

	Beverages–0.09%
	Coca-Cola Amatil	28,363	347,979

			347,979

	Building Products–0.37%
	Asahi Glass	59,000	690,349
	Cie de Saint-Gobain	11,582	750,671

			1,441,020

	Chemicals–0.25%
	Agrium	1,900	166,744
	Syngenta ADR	11,900	803,963

			970,707

	Commercial Banks–0.85%
	Banco Santander	35,255	406,115
†	Commerzbank	114,433	492,849
	Mitsubishi UFJ Financial Group	128,200	624,684
	Nordea Bank	59,656	640,640
	Standard Chartered	26,186	687,823
	UniCredit	232,068	491,188

			3,343,299

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	§DEVELOPED MARKETS (continued)

	Construction Materials–0.17%
	Lafarge	10,605	$675,699

			675,699

	Containers & Packaging–0.20%
	Rexam	129,149	793,971

			793,971

	Diversified Telecommunication Services–0.27%
	China Unicom Hong Kong ADR	16,600	336,482
	Telefonica	30,084	734,713

			1,071,195

	Electrical Equipment–0.20%
	Alstom	12,760	785,895

			785,895

	Energy Equipment & Services–0.07%
†	Nabors Industries	4,200	103,488
	Noble	4,100	161,581

			265,069

	Food & Staples Retailing–0.08%
	Metro	5,237	317,120

			317,120

	Food Products–0.62%
	Aryzta	15,593	837,418
	China Mengniu Dairy	31,000	104,683
	Greggs	72,758	618,240
	Parmalat	239,358	900,328

			2,460,669

	Household Durables–0.11%
	Techtronic Industries	363,000	434,834

			434,834

	Industrial Conglomerates–0.15%
	Koninklijke Philips Electronics	21,798	560,171
@	Tianjin Development Holdings	56,000	35,279

			595,450

	Insurance–0.24%
	Alterra Capital Holdings	2,710	60,433
	AXA	39,263	891,216

			951,649

	IT Services–0.50%
	Accenture Class A	4,600	277,932
†	CGI Group	67,930	1,677,118
†	InterXion Holding	2,070	31,340

			1,986,390

	Life Sciences Tools & Services–0.02%
†	ICON ADR	2,800	65,968

			65,968

	Machinery–0.20%
	Vallourec	6,455	786,911

			786,911

	Marine–0.01%
†	Box Ships	2,300	22,724

			22,724

	Media–0.34%
†	Promotora de Informaciones ADR	15,800	158,000
	Publicis Groupe	7,280	406,371
	Vivendi	27,356	762,440

			1,326,811

	Metals & Mining–0.30%
	Anglo American ADR	4,600	114,007
	ArcelorMittal	10,988	382,096
	Rio Tinto	9,561	690,337

			1,186,440

	Multiline Retail–0.19%
	Don Quijote	9,800	340,764
	PPR	2,335	415,846

			756,610

	Multi-Utilities–0.18%
	National Grid	72,709	715,739

			715,739

	Oil, Gas & Consumable Fuels–0.19%
	Total	12,951	748,691

			748,691

	Pharmaceuticals–0.83%
	Meda Class A	84,265	917,798
	Novartis	12,478	764,695
	Novo Nordisk ADR	6,500	814,320
	Sanofi	9,567	769,523

			3,266,336

	Professional Services–0.20%
	Teleperformance	26,553	781,308

			781,308

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	§DEVELOPED MARKETS (continued)

	Real Estate Management & Development–0.01%
=†#	Etalon Group GDR 144A	6,900	$47,541

			47,541

	Textiles, Apparel & Luxury Goods–0.15%
	Yue Yuen Industrial Holdings	187,000	594,843

			594,843

	Trading Companies & Distributors–0.20%
	ITOCHU	76,142	791,843

			791,843

	Wireless Telecommunication Services–0.26%
	China Mobile ADR	8,000	374,240
	Vodafone Group	148,131	392,778
	Vodafone Group ADR	8,950	239,144

			1,006,162

	Total Developed Markets (Cost $26,002,723)		32,278,447

	×EMERGING MARKETS–5.57%
	Airlines–0.01%
	Gol Linhas Aereas Inteligentes ADR	3,500	42,525

			42,525

	Automobiles–0.00%
	Oriental Holdings	720	1,233

			1,233

	Beverages–0.17%
	Fomento Economico Mexicano ADR	2,600	172,874
@	Lotte Chilsung Beverage	304	376,409
	Tsingtao Brewery	9,542	55,289
@	United Spirits	2,102	46,274

			650,846

	Chemicals–0.15%
	Braskem ADR	6,700	194,836
	Israel Chemicals	6,900	110,111
	KCC	619	194,542
†	Petronas Chemicals Group	34,400	80,909

			580,398

	Commercial Banks–0.82%
	ABSA Group	4,585	91,455
	Banco Bradesco ADR	6,133	125,665
	Banco Santander Brasil ADR	23,700	277,527
	Bangkok Bank	22,828	117,888
	Bank of China	357,500	174,980
	China Construction Bank	214,619	178,666
	Credicorp	1,200	103,320
	Grupo Financiero Banorte	26,900	122,124
	Hong Leong Bank	12,000	53,217
	ICICI Bank ADR	2,100	103,530
	Industrial & Commercial Bank of China	234,080	178,543
@	KB Financial Group ADR	9,522	455,152
	Malayan Banking Berhad	34,463	102,177
	OTP Bank	4,849	157,787
	Powszechna Kasa Oszczednosci Bank Polski	10,215	156,320
	Sberbank	111,844	411,586
	Standard Bank Group	11,114	164,356
	Turkiye Is Bankasi	18,480	56,719
	VTB Bank GDR	33,000	203,778

			3,234,790

	Communications Equipment–0.29%
	HTC	34,300	1,156,705

			1,156,705

	Construction & Engineering–0.02%
†	Empresas ADR	9,800	90,356

			90,356

	Construction Materials–0.09%
†	Cemex ADR	28,421	244,421
	Siam Cement NVDR	7,300	84,189
†	Ultratech Cement	2,063	43,073

			371,683

	Diversified Consumer Services–0.01%
†	Xueda Education ADR	4,300	34,400

			34,400

	Diversified Financial Services–0.05%
	Fubon Financial Holding	119,693	183,996

			183,996

	Diversified Telecommunication Services–0.19%
	China Telecom	108,000	70,505
	Chunghwa Telecom ADR	3,898	134,676
	KT ADR	9,600	186,624
	LG Uplus	21,563	117,103
	Telecomunicacoes de Sao Paulo ADR	7,595	225,572

			734,480

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	×EMERGING MARKETS (continued)

	Electric Utilities–0.08%
†	Centrais Eletricas Brasileiras ADR	7,200	$97,200
	Light	7,600	143,294
	PGE	9,738	85,162

			325,656

	Electrical Equipment–0.00%
†	Leoch International Technology	10,000	4,022

			4,022

	Electronic Equipment, Instruments & Components–0.08%
	Hon Hai Precision Industry	74,080	254,378
	LG Display ADR	5,500	77,275

			331,653

	Food & Staples Retailing–0.05%
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,500	117,375
	Wal-Mart de Mexico Series V	32,251	95,711

			213,086

	Food Products–0.14%
	Brazil Foods ADR	8,900	154,237
@	Cresud ADR	9,100	147,784
@	Lotte Confectionery	129	205,650
	Tingyi Cayman Islands Holding	18,606	57,602

			565,273

	Hotels, Restaurants & Leisure–0.18%
†	Arcos Dorados Holdings Class A	400	8,436
†	Ctrip.com International ADR	15,800	680,664

			689,100

	Household Durables–0.08%
	Cyrela	9,010	86,123
	LG Electronics	1,395	108,836
	Turk Sise ve Cam Fabrikalari	51,654	112,976

			307,935

	Independent Power Producers & Energy Traders–0.02%
@	Huaneng Power International ADR	3,500	74,620

			74,620

	Insurance–0.13%
	Cathay Financial Holding	68,250	105,646
	Powszechny Zaklad Ubezpieczen	1,652	225,786
	Samsung Life Insurance	2,170	193,717

			525,149

	Internet & Catalog Retail–0.03%
	B2W Cia Global Do Varejo	8,905	108,909

			108,909

	Internet Software & Services–0.12%
	Alibaba.com	35,000	55,987
†	Sina	2,500	260,250
†	Sohu.com	1,900	137,313

			453,550

	Machinery–0.04%
	United Tractors	53,990	157,185

			157,185

	Media–0.06%
	Grupo Televisa ADR	8,900	218,940

			218,940

	Metals & Mining–0.41%
	Anglo American Platinum	1,068	99,382
	ArcelorMittal South Africa	14,249	166,721
	Cia de Minas Buenaventura ADR	3,000	113,940
@	Gerdau	14,200	128,818
	Gerdau ADR	10,300	108,356
	Impala Platinum Holdings	3,681	99,329
	MMC Norilsk Nickel ADR	6,518	170,797
	POSCO ADR	1,000	108,620
	Vale ADR	19,100	610,245

			1,606,208

	Multiline Retail–0.08%
	Hyundai Department Store	1,800	293,259
†	Magazine Luiza	3,000	30,790

			324,049

	Oil, Gas & Consumable Fuels–1.02%
	China Petroleum & Chemical ADR	300	30,432
	CNOOC	281,000	661,858
	CNOOC ADR	300	70,779
	Gazprom ADR	25,400	370,788
=†	Jastrzebska Spolka Weglowa	2,500	123,950
	LUKOIL ADR	2,200	140,250
	PetroChina ADR	1,200	175,236

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	×EMERGING MARKETS (continued)

	Oil, Gas & Consumable Fuels (continued)
	Petroleo Brasileiro SA ADR	20,655	$699,378
	Petroleo Brasileiro SP ADR	20,900	641,212
	Polski Koncern Naftowy Orlen	7,906	149,233
	PTT	14,313	156,159
	PTT Exploration & Production	11,600	64,602
#	Reliance Industries GDR 144A	5,200	208,886
†	Rosneft Oil GDR	27,500	231,834
	Sasol ADR	3,600	190,404
	Tambang Batubara Bukit Asam	42,000	102,105

			4,017,106

	Paper & Forest Products–0.04%
	Fibria Celulose ADR	12,347	162,857

			162,857

	Personal Products–0.01%
	Hypermarcas	6,200	58,389

			58,389

	Pharmaceuticals–0.19%
	Teva Pharmaceutical Industries ADR	15,100	728,122

			728,122

	Real Estate Management & Development–0.12%
	BR Malls Participacoes	1,100	12,382
@	IRSA Inversiones y Representaciones ADR	4,000	55,040
@	KLCC Property Holdings	83,500	92,640
†	Torunlar Gayrimenkul Yatirim Ortakligi	20,458	77,979
†	UEM Land Holdings	245,850	229,428

			467,469

	Road & Rail–0.02%
	All America Latina Logistica	8,800	74,249

			74,249

	Semiconductors & Semiconductor Equipment–0.28%
	MediaTek	3,006	32,657
†	MStar Semiconductor	8,000	45,806
	Samsung Electronics	691	537,393
	Taiwan Semiconductor Manufacturing	77,594	195,048
	Taiwan Semiconductor Manufacturing ADR	10,100	127,361
	United Microelectronics	346,000	171,901

			1,110,166

	Software–0.12%
†	Check Point Software Technologies	5,250	298,463
†	Shanda Interactive Entertainment ADR	4,900	190,169

			488,632

	Tobacco–0.05%
	KT&G	3,414	212,455

			212,455

	Transportation Infrastructure–0.04%
	Santos Brasil Participacoes	8,200	147,252

			147,252

	Wireless Telecommunication Services–0.38%
†	America Movil ADR	1,000	53,880
	Mobile Telesystems ADR	26,300	500,226
	SK Telecom ADR	21,500	402,050
	Turkcell Iletisim Hizmetleri ADR	13,900	188,345
	Vodacom Group	27,394	340,674

			1,485,175

	Total Emerging Markets (Cost $17,568,196)		21,938,619

	Total Common Stock (Cost $105,474,557)		135,915,810

	CONVERTIBLE PREFERRED STOCK–0.12%
	Apache 6.00% exercise price $109.12, expiration date 8/1/13	1,700	112,063
	Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	914	47,757
	Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	98	98,270
#	Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49	67	84,588
	Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49	103	115,900

	Total Convertible Preferred Stock
	(Cost $454,097)		458,578

	EXCHANGE-TRADED FUNDS–5.45%
	iShares MSCI EAFE Growth Index Fund	189,000	11,918,340
	iShares MSCI EAFE Index Fund	139,680	8,400,355

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	EXCHANGE-TRADED FUNDS (continued)

	Vanguard MSCI EAFE	29,500	$1,123,360

	Total Exchange-Traded Funds (Cost $16,701,521)		21,442,055

	PREFERRED STOCK–0.43%
	Alabama Power 5.625%	9,280	232,464
#	GMAC 144A 7.00%	500	469,938
•	PNC Financial Services Group 8.25%	800,000	854,191
	Transneft 0.74%	100	138,250

	Total Preferred Stock (Cost $1,569,570)		1,694,843

		Principal
		Amount

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.90%
	Fannie Mae Grantor Trust
	Series 2001-T8 A2 9.50% 7/25/41	76,477	92,332
	Fannie Mae REMICs
	Series 2003-26 AT 5.00% 11/25/32	565,000	604,078
	Series 2003-122 AJ 4.50% 2/25/28	77,336	79,879
	Series 2010-41 PN 4.50% 4/25/40	235,000	235,932
	Series 2010-96 DC 4.00% 9/25/25	445,000	455,822
	Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	176,496	197,609
	Freddie Mac REMICs
	Series 2326 ZQ 6.50% 6/15/31	15,639	17,738
	Series 2557 WE 5.00% 1/15/18	25,000	27,365
	Series 2622 PE 4.50% 5/15/18	25,000	26,823
	Series 2662 MA 4.50% 10/15/31	63,301	65,427
	Series 2694 QG 4.50% 1/15/29	17,034	17,393
	Series 2762 LG 5.00% 9/15/32	25,000	26,856
	Series 2890 PC 5.00% 7/15/30	25,000	25,931
	Series 3128 BC 5.00% 10/15/27	12,485	12,622
	Series 3131 MC 5.50% 4/15/33	285,000	309,940
	Series 3337 PB 5.50% 7/15/30	305,835	309,846
	Series 3416 GK 4.00% 7/15/22	126,746	132,227
◆	Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	134,148	151,210
	GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	584,983
	NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	190,000	189,645

	Total Agency Collateralized Mortgage Obligations (Cost $3,530,061)		3,563,658

	AGENCY MORTGAGE-BACKED SECURITIES–6.08%
	Fannie Mae 6.50% 8/1/17	60,802	66,584
•	Fannie Mae ARM 5.046% 8/1/35	6,781	7,245
	5.14% 11/1/35	99,615	106,195
	5.399% 4/1/36	78,635	82,727
	Fannie Mae Relocation 15 yr 4.00% 9/1/20	221,329	227,332
	Fannie Mae Relocation 30 yr 4.00% 3/1/35	328,066	324,428
	5.00% 1/1/34	69,275	73,010
	5.00% 10/1/35	68,501	72,194
	5.00% 2/1/36	274,718	289,528
	Fannie Mae S.F. 15 yr 4.00% 7/1/25	628,093	655,608
	4.00% 8/1/25	855,411	892,884
	4.00% 11/1/25	899,163	940,800
	4.50% 6/1/23	238,616	253,692
	5.50% 6/1/23	280,276	303,979
	Fannie Mae S.F. 15 yr TBA 3.50% 7/1/26	970,000	987,581
	4.50% 7/1/26	1,555,000	1,648,300
	Fannie Mae S.F. 30 yr
	5.00% 9/1/35	18,463	19,712
	5.00% 12/1/36	114,491	122,237
	5.00% 12/1/37	89,289	95,052
	5.00% 2/1/38	81,542	86,779
	5.00% 11/1/38	207,831	221,179
	5.00% 7/1/40	1,495,152	1,591,644
	5.50% 4/1/37	607,996	663,782
	6.50% 2/1/36	214,091	242,887
	6.50% 6/1/36	176,596	200,349
	6.50% 10/1/36	119,943	136,050
	6.50% 8/1/37	17,784	20,172
	6.50% 12/1/37	211,247	240,671
	7.00% 12/1/37	63,438	73,011

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)

	Fannie Mae S.F. 30 yr
	7.50% 6/1/31	26,811	$31,472
	7.50% 1/15/32	12,080	14,220
	Fannie Mae S.F. 30 yr TBA 4.00% 7/1/41	2,525,000	2,525,000
	5.50% 7/1/41	2,670,000	2,886,938
	6.00% 7/1/41	5,275,000	5,794,261
	6.50% 7/1/41	1,285,000	1,454,862
•	Freddie Mac ARM 4.408% 12/1/33	14,946	15,624
	5.164% 4/1/34	26,645	27,974
	5.677% 7/1/36	105,094	110,625
	5.919% 6/1/37	8,265	8,745
	Freddie Mac S.F. 15 yr 4.00% 2/1/14	38,583	40,201
	4.50% 5/1/20	12,704	13,574
	5.00% 6/1/18	115,771	124,470
	Freddie Mac S.F. 30 yr 4.50% 10/1/35	18,649	19,419
	7.00% 11/1/33	4,288	4,977
	GNMA I S.F. 30 yr 7.00% 12/15/34	191,276	218,870

	Total Agency Mortgage-Backed Securities (Cost $23,647,635)		23,936,844

	COMMERCIAL MORTGAGE-BACKED SECURITIES–2.44%
#	American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	200,000	215,238
•	Bank of America Commercial Mortgage Securities Series 2004-3 A5 5.536% 6/10/39	183,757	198,528
	Series 2005-1 A5 5.163% 11/10/42	225,000	245,009
	Series 2005-6 A4 5.195% 9/10/47	450,000	490,986
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	540,000	588,687
	•Series 2005-T20 A4A 5.148% 10/12/42	135,000	147,860
	•Series 2006-PW12 A4 5.72% 9/11/38	855,000	941,560
	Series 2007-PW15 A4 5.331% 2/11/44	350,000	369,674
#	CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A
	3.759% 4/15/44	140,000	142,120
◆	Commercial Mortgage Pass Through Certificates
	•Series 2005-C6 A5A 5.116% 6/10/44	300,000	324,792
	Series 2006-C7 A2 5.69% 6/10/46	39,414	39,396
	#Series 2010-C1 A1 144A 3.156% 7/10/46	251,824	253,621
•#	DBUBS Mortgage Trust Series 2011-LC1A C 144A 5.557% 11/10/46	145,000	138,538
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	295,000	319,083
	Series 2005-GG4 A4 4.761% 7/10/39	370,000	389,896
	Series 2005-GG4 A4A 4.751% 7/10/39	255,000	271,816
	•Series 2006-GG6 A4 5.553% 4/10/38	275,000	298,858
	#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	346,847
•	#Series 2010-C1 C 144A 5.635% 8/10/43	455,000	449,630
	JPMorgan Chase Commercial Mortgage Securities Series 2003-C1 A2 4.985% 1/12/37	330,000	345,230
	•Series 2005-LDP4 A4 4.918% 10/15/42	265,000	285,885
	•Series 2005-LDP5 A4 5.205% 12/15/44	235,000	256,449
	Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	190,000	200,372
#	Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	181,041
•	Morgan Stanley Capital I Series 2004-T15 A4 5.27% 6/13/41	710,000	768,509
	Series 2007-T27 A4 5.641% 6/11/42	500,000	553,545
	Morgan Stanley Dean Witter Capital I
•	#Series 2001-TOP1 E 144A 7.466% 2/15/33	100,000	99,796
	Series 2003-TOP9 A2 4.74% 11/13/36	124,121	128,832
#	OBP Depositor Series 2010-OBP A 144A 4.646% 7/15/45	280,000	290,601

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

#	WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	315,000	$309,855

	Total Commercial Mortgage-Backed Securities (Cost $8,841,417)		9,592,254

	CONVERTIBLE BONDS–1.21%
	Aerospace & Defense–0.03%
	AAR 1.75% exercise price $29.43, expiration date 2/1/26	111,000	122,378

			122,378

	Auto Components–0.03%
	ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	135,000	129,600

			129,600

	Biotechnology–0.07%
	Amgen 0.375% exercise price $79.48, expiration date 2/1/13	195,000	196,706
	Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	80,000	88,300

			285,006

	Capital Markets–0.06%
#	Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	74,000	78,070
	Jefferies Group 3.875% exercise price $38.49, expiration date 11/1/29	140,000	140,700

			218,770

	Communications Equipment–0.03%
	Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	131,000	128,380

			128,380

	Computers & Peripherals–0.03%
	SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	106,000	112,625

			112,625

	Diversified Telecommunication Services–0.06%
#	Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	101,000	100,748
	Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	119,000	119,297

			220,045

	Electrical Equipment–0.02%
	fGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	68,000	93,925

			93,925

	Energy Equipment & Services–0.03%
	Transocean 1.50% exercise price $166.65, expiration date 12/15/37	100,000	100,375

			100,375

	Health Care Equipment & Supplies–0.20%
	Alere 3.00% exercise price $43.98, expiration date 5/15/16	78,000	85,313
	ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	356,000	347,099
	Medtronic 1.625% exercise price $54.00, expiration date 4/15/13	273,000	280,508
	NuVasive 2.75% exercise price $42.13, expiration date 7/1/17	75,000	76,219

			789,139

	Hotels, Restaurants & Leisure–0.03%
#	Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	61,000	77,775
#	Home Inns & Hotels Management 144A 2.00% exercise price $49.37, expiration date 12/15/15	38,000	37,430

			115,205

	Internet Software & Services–0.08%
	Equinix 4.75% exercise price $84.32, expiration date 6/15/16	115,000	163,012

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CONVERTIBLE BONDS (continued)

	Internet Software & Services (continued)
	VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	125,000	$144,844

			307,856

	IT Services–0.02%
	Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	95,000	95,831

			95,831

	Machinery–0.02%
#	Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	54,000	58,658

			58,658

	Media–0.04%
	Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	182,000	171,990

			171,990

	Oil, Gas & Consumable Fuels–0.02%
	Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	58,000	71,195

			71,195

	Packaging & Containers–0.02%
#	Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	97,000	96,030

			96,030

	Real Estate Investment Trusts–0.20%
#	Digital Realty Trust 144A 5.50% exercise price $41.83, expiration date 4/15/29	53,000	80,394
	Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29	93,000	104,741
#	Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	180,000	248,625
	National Retail Properties 5.125% exercise price $25.40, expiration date 6/15/28	320,000	356,800

			790,560

	Semiconductors & Semiconductor Equipment–0.13%
	Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	100,000	101,875
	Intel 2.95% exercise price $30.36, expiration date 12/15/35	155,000	161,006
	Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27	230,000	244,663

			507,544

	Wireless Telecommunication Services–0.09%
#	Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	69,000	61,583
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	165,000	156,955
	NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	34,000	34,213
	SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	61,000	85,858

			338,609

	Total Convertible Bonds (Cost $4,347,474)		4,753,721

	CORPORATE BONDS–32.44%
	Aerospace & Defense–0.18%
#	Meccanica Holdings 144A 6.25% 7/15/19	670,000	715,985

			715,985

	Airlines–0.06%
#	United Air Lines 144A 12.00% 11/1/13	220,000	237,050

			237,050

	Auto Components–0.42%
#	Allison Transmission 144A 11.00% 11/1/15	280,000	299,600
	America Axle & Manufacturing 7.875% 3/1/17	345,000	346,725
	ArvinMeritor 8.125% 9/15/15	330,000	345,675
#	Delphi 144A 6.125% 5/15/21	240,000	238,200
	Goodyear Tire & Rubber 8.25% 8/15/20	160,000	173,600
#	Pinafore 144A 9.00% 10/1/18	240,000	259,800

			1,663,600

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Automobiles–0.20%
#	Chrysler Group 144A 8.25% 6/15/21	240,000	$236,400
	Ford Motor 7.45% 7/16/31	495,000	563,625

			800,025

	Beverages–0.56%
	Anheuser-Busch InBev Worldwide 5.00% 3/1/19	215,000	233,188
	5.375% 11/15/14	560,000	625,858
	Coca-Cola Enterprises 3.50% 9/15/20	120,000	115,123
	4.50% 9/1/21	480,000	494,821
#	Pernod-Ricard 144A 5.75% 4/7/21	715,000	750,076

			2,219,066

	Building Products–0.14%
#	Nortek 144A 8.50% 4/15/21	265,000	246,450
	Ply Gem Industries 13.125% 7/15/14	285,000	300,675

			547,125

	Capital Markets–0.83%
•#	Cemex Espana Luxembourg 144A 5.246% 9/30/15	205,000	203,975
#	Cemex Finance 144A 9.50% 12/14/16	115,000	119,456
#	Cemex SAB de CV 144A 5.301% 9/30/15	230,000	223,100
	E Trade Financial PIK 12.50% 11/30/17	311,000	365,425
	Goldman Sachs Group 5.375% 3/15/20	532,000	550,318
	Jefferies Group 6.25% 1/15/36	300,000	280,638
	6.45% 6/8/27	400,000	401,135
	Lazard Group 6.85% 6/15/17	567,000	626,079
	Nuveen Investments 10.50% 11/15/15	297,000	305,168
	#144A 10.50% 11/15/15	205,000	208,588

			3,283,882

	Chemicals–0.83%
	CF Industries 7.125% 5/1/20	210,000	244,913
	Dow Chemical 4.25% 11/15/20	564,000	552,541
	8.55% 5/15/19	904,000	1,167,413
	duPont (E.I.) de Nemours 3.625% 1/15/21	475,000	461,994
	Hexion US Finance 8.875% 2/1/18	190,000	198,550
#	MacDermid 144A 9.50% 4/15/17	186,000	194,370
	Momentive Performance Materials 11.50% 12/1/16	290,000	310,300
#	Nalco 144A 6.625% 1/15/19	115,000	118,450

			3,248,531

	Commercial Banks–3.14%
	Abbey National Treasury Services 4.00% 4/27/16	280,000	278,148
#	Bank of Montreal 144A 2.85% 6/9/15	280,000	290,373
	BB&T 5.25% 11/1/19	965,000	1,018,608
•	BB&T Capital Trust IV 6.82% 6/12/57	330,000	335,363
•	Branch Banking & Trust 0.57% 9/13/16	475,000	459,202
#	Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15	280,000	287,180
	Capital One Capital V 10.25% 8/15/39	485,000	517,131
	City National 5.25% 9/15/20	365,000	374,001
@#	CoBank ACB 144A 7.875% 4/16/18	250,000	290,348
	Fifth Third Bancorp 3.625% 1/25/16	540,000	545,259
•	Fifth Third Capital Trust IV 6.50% 4/15/37	215,000	212,850
	JPMorgan Chase Bank 6.00% 10/1/17	535,000	595,311
	KeyBank 6.95% 2/1/28	615,000	680,375
	KeyCorp 5.10% 3/24/21	400,000	408,174
	PNC Bank 6.875% 4/1/18	990,000	1,168,467
	PNC Funding 5.25% 11/15/15	2,000	2,181
	5.625% 2/1/17	5,000	5,512
•#	PNC Preferred Funding Trust II 144A 6.113% 3/29/49	500,000	435,070
•#	Rabobank Nederland 144A 11.00% 12/29/49	465,000	595,064

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)

	Commercial Banks (continued)
•	SunTrust Bank 0.548% 8/24/15		220,000	$208,211
•	SunTrust Capital VIII 6.10% 12/15/36		575,000	565,294
	U.S. Bank North America 4.95% 10/30/14		250,000	273,757
•	USB Capital IX 3.50% 10/29/49		875,000	724,316
•	Wachovia 0.619% 10/15/16		240,000	230,554
	Wachovia Bank North America 5.60% 3/15/16		265,000	287,177
	Wells Fargo 4.60% 4/1/21		375,000	377,817
	Wells Fargo Bank 4.75% 2/9/15		250,000	267,618
•	Wells Fargo Capital XIII 7.70% 12/29/49		790,000	809,750
	Zions Bancorporation 7.75% 9/23/14		120,000	131,669

				12,374,780

	Commercial Services & Supplies–0.66%
#	Brambles USA 144A 3.95% 4/1/15		750,000	774,304
	5.35% 4/1/20		140,000	143,582
	Casella Waste Systems 11.00% 7/15/14		175,000	195,563
	Corrections Corporation of America 7.75% 6/1/17		206,000	225,313
	FTI Consulting 6.75% 10/1/20		180,000	182,700
	7.75% 10/1/16		2,000	2,100
#	Geo Group 144A 6.625% 2/15/21		135,000	134,663
	International Lease Finance 6.25% 5/15/19		238,000	232,897
	8.25% 12/15/20		135,000	146,138
	8.75% 3/15/17		70,000	76,738
	Mobile Mini 6.875% 5/1/15		32,000	32,720
	Republic Services 4.75% 5/15/23		295,000	293,578
	5.25% 11/15/21		145,000	153,510

				2,593,806

	Computers & Peripherals–0.36%
	Hewlett-Packard 4.30% 6/1/21		1,060,000	1,072,510
#	Seagate Technology International 144A 10.00% 5/1/14		285,000	332,025

				1,404,535

	Construction Materials–0.14%
#	Votorantim Cimentos 144A 7.25% 4/5/41		535,000	530,987

				530,987

	Consumer Finance–0.21%
	Ford Motor Credit 5.00% 5/15/18		380,000	379,651
	12.00% 5/15/15		370,000	459,210

				838,861

	Containers & Packaging–0.25%
	Berry Plastics 9.75% 1/15/21		225,000	218,813
	Graham Packaging 8.25% 10/1/18		60,000	67,050
#	Plastipak Holdings 144A 10.625% 8/15/19		280,000	316,400
	Pregis 12.375% 10/15/13		233,000	232,126
	Smurfit Kappa Funding 7.75% 4/1/15		157,000	159,355

				993,744

	Diversified Consumer Services–0.15%
	Yale University 2.90% 10/15/14		560,000	590,411

				590,411

	Diversified Financial Services–2.62%
#	ABB Treasury Center USA 144A 4.00% 6/15/21		260,000	255,121
	AgriBank FCB 9.125% 7/15/19		405,000	504,197
	Bank of America 5.30% 3/15/17		250,000	258,002
•	Bear Stearns 5.44% 12/7/12	AUD	990,000	1,052,053
#	CDP Financial 144A 4.40% 11/25/19		250,000	256,464
	5.60% 11/25/39		535,000	550,887
#	Crown Castle Towers 144A 4.883% 8/15/20		1,580,000	1,591,651
#	ERAC USA Finance 144A 5.25% 10/1/20		900,000	956,373
#	Export-Import Bank of Korea 144A 5.25% 2/10/14		165,000	178,034
#	FUEL Trust 144A 3.984% 6/15/16		205,000	203,560

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Diversified Financial Services (continued)
	General Electric Capital 4.375% 9/16/20	490,000	$485,292
	5.30% 2/11/21	350,000	364,874
	6.00% 8/7/19	1,159,000	1,285,394
•#	HBOS Capital Funding 144A 6.071% 6/29/49	245,000	213,150
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	111,150
#	IPIC GMTN 144A 5.00% 11/15/20	500,000	497,500
	JPMorgan Chase Capital XXV 6.80% 10/1/37	337,000	334,344
	Korea Development Bank 8.00% 1/23/14	365,000	415,689
	PHH 9.25% 3/1/16	495,000	543,880
#	UPCB Finance III 144A 6.625% 7/1/20	245,000	243,163

			10,300,778

	Diversified Telecommunication Services–2.08%
	AT&T 4.45% 5/15/21	635,000	647,503
	Avaya 9.75% 11/1/15	230,000	235,750
#	144A 7.00% 4/1/19	435,000	423,038
	PIK 10.125% 11/1/15	80,000	82,600
	CenturyLink 6.45% 6/15/21	305,000	302,060
#	Clearwire Communications 144A 12.00% 12/1/15	715,000	768,394
	Global Crossing 12.00% 9/15/15	250,000	292,500
	Hughes Network Systems 9.50% 4/15/14	199,000	204,473
#	Intelsat Jackson Holdings 144A 7.25% 10/15/20	280,000	279,300
	Level 3 Financing 9.25% 11/1/14	10,000	10,338
	10.00% 2/1/18	215,000	231,931
	PAETEC Holding 8.875% 6/30/17	80,000	84,400
	9.50% 7/15/15	195,000	203,288
	Qwest 8.375% 5/1/16	900,000	1,066,499
#	Telcordia Technologies 144A 11.00% 5/1/18	90,000	114,075
	Telecom Italia Capital 5.25% 10/1/15	130,000	135,279
	6.999% 6/4/18	335,000	366,889
	7.721% 6/4/38	140,000	139,623
	Telefonica Emisiones 5.462% 2/16/21	85,000	86,450
	6.421% 6/20/16	465,000	519,748
	Telesat Canada 11.00% 11/1/15	377,000	414,229
	12.50% 11/1/17	68,000	81,940
	Virgin Media Secured Finance 6.50% 1/15/18	890,000	980,112
	#144A 5.25% 1/15/21	220,000	234,722
#	West 144A 7.875% 1/15/19	85,000	82,663
#	Wind Acquisition Finance 144A 11.75% 7/15/17	155,000	176,313
	Windstream 8.125% 8/1/13	7,000	7,630

			8,171,747

	Electric Utilities–1.75%
	Ameren Illinois 9.75% 11/15/18	1,117,000	1,469,839
#	American Transmission Systems 144A 5.25% 1/15/22	730,000	776,565
#	Calpine 144A 7.875% 7/31/20	170,000	178,500
	Commonwealth Edison 4.00% 8/1/20	100,000	99,224
	5.80% 3/15/18	175,000	196,454
	Duke Energy Carolinas 3.90% 6/15/21	245,000	245,337
#	Enel Finance International 144A 6.00% 10/7/39	200,000	181,298
	6.25% 9/15/17	130,000	143,702
	Florida Power 5.65% 6/15/18	140,000	159,952
	GenOn Energy 9.50% 10/15/18	355,000	370,975
	9.875% 10/15/20	125,000	131,250
	Great Plains Energy 4.85% 6/1/21	425,000	427,193
#	Ipalco Enterprises 144A 5.00% 5/1/18	175,000	171,387
	Jersey Central Power & Light 5.625% 5/1/16	90,000	101,203
	Pennsylvania Electric 5.20% 4/1/20	220,000	232,096
	PPL Electric Utilities 7.125% 11/30/13	175,000	198,695
	Public Service Company of Oklahoma 5.15% 12/1/19	515,000	548,080

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Electric Utilities (continued)
#	Puget Energy 144A 6.00% 9/1/21	210,000	$211,010
•	Puget Sound Energy 6.974% 6/1/67	385,000	384,024
	Southern California Edison 5.50% 8/15/18	595,000	678,004

			6,904,788

	Electronic Equipment, Instruments & Components–0.02%
	Jabil Circuit 7.75% 7/15/16	85,000	94,563

			94,563

	Energy Equipment & Services–0.56%
	Complete Production Services 8.00% 12/15/16	227,000	238,350
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	303,000	313,605
#	Hercules Offshore 144A 10.50% 10/15/17	230,000	241,500
	Transocean 6.50% 11/15/20	860,000	963,398
	Weatherford International 9.625% 3/1/19	360,000	465,585

			2,222,438

	Food & Staples Retailing–0.33%
	CVS Caremark 5.75% 5/15/41	420,000	414,414
	Delhaize Group 5.70% 10/1/40	188,000	175,506
	6.50% 6/15/17	110,000	126,975
	Ingles Markets 8.875% 5/15/17	139,000	149,425
	New Albertsons 7.25% 5/1/13	1,000	1,028
	Tops Markets 10.125% 10/15/15	90,000	95,963
#	Woolworths 144A 4.55% 4/12/21	325,000	327,198

			1,290,509

	Food Products–0.43%
#	Blue Merger Sub 144A 7.625% 2/15/19	210,000	213,150
#	Bumble Bee Acquisition 144A 9.00% 12/15/17	380,000	383,800
#	Dole Food 144A 8.00% 10/1/16	290,000	305,225
	Kraft Foods 6.125% 8/23/18	420,000	482,365
	Smithfield Foods 10.00% 7/15/14	46,000	53,590
	Tyson Foods 10.50% 3/1/14	4,000	4,770
#	Viskase 144A 9.875% 1/15/18	250,000	261,875

			1,704,775

	Gas Utilities–0.30%
	AmeriGas Partners 6.50% 5/20/21	205,000	207,306
	7.125% 5/20/16	2,000	2,070
	CenterPoint Energy 5.95% 2/1/17	345,000	386,647
#	Inergy 144A 6.875% 8/1/21	115,000	115,144
	Sempra Energy 6.15% 6/15/18	415,000	473,111

			1,184,278

	Health Care Equipment & Supplies–1.28%
	Accellent 8.375% 2/1/17	125,000	129,844
	Biomet 11.625% 10/15/17	82,000	91,225
	Biomet PIK 10.375% 10/15/17	118,000	130,685
	CareFusion 6.375% 8/1/19	1,345,000	1,520,525
	Covidien International Finance 4.20% 6/15/20	885,000	903,320
#	DJO Finance 144A 9.75% 10/15/17	85,000	86,700
	Hospira 6.40% 5/15/15	960,000	1,091,679
#	Mylan 144A 6.00% 11/15/18	260,000	265,525
	Zimmer Holdings 4.625% 11/30/19	770,000	810,534

			5,030,037

	Health Care Providers & Services–1.02%
	Community Health Systems 8.875% 7/15/15	50,000	51,625
	Coventry Health Care 5.45% 6/15/21	355,000	363,934
	Express Scripts 3.125% 5/15/16	465,000	468,390
#	HCA Holdings 144A 7.75% 5/15/21	370,000	385,725
#	Health Care Services 144A 4.70% 1/15/21	130,000	133,679
#	Highmark 144A 4.75% 5/15/21	195,000	193,878
	6.125% 5/15/41	65,000	64,494

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Health Care Providers & Services (continued)
	Laboratory Corporation of America Holdings 4.625% 11/15/20	125,000	$127,190
	McKesson 4.75% 3/1/21	300,000	311,905
	Medco Health Solutions 4.125% 9/15/20	530,000	511,928
	7.125% 3/15/18	460,000	538,241
#	Multiplan 144A 9.875% 9/1/18	245,000	261,538
	Quest Diagnostics 4.70% 4/1/21	415,000	425,636
	4.75% 1/30/20	65,000	67,340
	Radnet Management 10.375% 4/1/18	95,000	97,613

			4,003,116

	Hotels, Restaurants & Leisure–0.71%
#	Ameristar Casinos 144A 7.50% 4/15/21	155,000	160,619
	CKE Restaurants 11.375% 7/15/18	205,000	224,987
	Dave & Buster’s 11.00% 6/1/18	65,000	69,875
#	Dunkin Finance 144A 9.625% 12/1/18	104,000	105,429
#	Equinox Holdings 144A 9.50% 2/1/16	35,000	36,925
	Harrah’s Operating 10.00% 12/15/18	525,000	476,437
#	Marina District Finance 144A 9.875% 8/15/18	95,000	99,038
	MGM MIRAGE 10.375% 5/15/14	45,000	51,300
	11.375% 3/1/18	595,000	670,862
	OSI Restaurant Partners 10.00% 6/15/15	138,000	145,590
	Pinnacle Entertainment 8.75% 5/15/20	335,000	352,587
	Royal Caribbean Cruises 7.00% 6/15/13	15,000	16,088
	Wyndham Worldwide 5.625% 3/1/21	210,000	209,859
	5.75% 2/1/18	135,000	139,590
	Wynn Las Vegas 7.75% 8/15/20	50,000	54,563

			2,813,749

	Household Durables–0.65%
#	Beazer Homes USA 144A 9.125% 5/15/19	130,000	112,450
	Jarden 6.125% 11/15/22	160,000	159,400
	7.50% 1/15/20	25,000	26,125
	K Hovnanian Enterprises 10.625% 10/15/16	140,000	140,350
	M/I Homes 8.625% 11/15/18	195,000	192,806
	Mohawk Industries 6.875% 1/15/16	3,000	3,278
#	Norcraft Finance 144A 10.50% 12/15/15	280,000	285,600
#	Reynolds Group Issuer 144A 9.00% 4/15/19	600,000	595,500
	Ryland Group 8.40% 5/15/17	135,000	147,488
#	Scotts Miracle-Gro 144A 6.625% 12/15/20	90,000	92,475
	Standard Pacific 10.75% 9/15/16	180,000	204,750
	Whirlpool 4.85% 6/15/21	370,000	366,701
	Yankee Acquisition 9.75% 2/15/17	210,000	222,075

			2,548,998

	Independent Power Producers & Energy Traders–0.08%
	AES 7.75% 3/1/14	1,000	1,085
	8.00% 6/1/20	140,000	149,800
#	NRG Energy 144A 7.875% 5/15/21	155,000	155,000

			305,885

	Insurance–1.18%
	American International Group 8.25% 8/15/18	100,000	114,913
•	Chubb 6.375% 3/29/67	415,000	431,600
•	Genworth Financial 6.15% 11/15/66	165,000	120,863
•#	ILFC E-Capital Trust I 144A 5.74% 12/21/65	340,000	279,205
•	ING Groep 5.775% 12/29/49	195,000	180,375
•#	Liberty Mutual Group 144A 7.00% 3/15/37	140,000	133,924
	MetLife 4.75% 2/8/21	100,000	102,137
	6.817% 8/15/18	1,125,000	1,319,109
#	MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	489,999
	Prudential Financial 3.875% 1/14/15	160,000	167,142
	4.50% 11/15/20	115,000	114,447
	6.00% 12/1/17	300,000	337,150

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Insurance (continued)
=‡◆@#	Twin Reefs Pass Through Trust 144A 4.058% 12/31/49	200,000	$0
•	XL Group 6.50% 4/15/49	255,000	236,513
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65	605,000	620,124

			4,647,501

	Internet Software & Services–0.19%
	GXS Worldwide 9.75% 6/15/15	455,000	462,962
	Symantec 4.20% 9/15/20	300,000	289,043

			752,005

	IT Services–0.16%
	First Data 9.875% 9/24/15	170,000	175,525
	11.25% 3/31/16	245,000	242,550
	SunGard Data Systems 10.25% 8/15/15	106,000	109,975
#	Unisys 144A 12.75% 10/15/14	80,000	93,600

			621,650

	Life Sciences Tools & Services–0.43%
	Amgen 3.45% 10/1/20	535,000	511,124
	4.10% 6/15/21	30,000	29,824
	Bio-Rad Laboratories 4.875% 12/15/20	530,000	541,623
	8.00% 9/15/16	2,000	2,230
	Celgene 2.45% 10/15/15	145,000	144,280
	3.95% 10/15/20	465,000	449,730

			1,678,811

	Machinery–0.13%
	Case New Holland 7.75% 9/1/13	180,000	195,750
	RBS Global 11.75% 8/1/16	158,000	167,875
	TriMas 9.75% 12/15/17	130,000	143,000

			506,625

	Media–1.39%
#	Affinion Group 144A 7.875% 12/15/18	240,000	225,600
#	CCO Holdings 144A 7.00% 1/15/19	30,000	30,975
#	Charter Communications Operating 144A 10.875% 9/15/14	290,000	320,450
#	Clear Channel Communications 144A 9.00% 3/1/21	130,000	125,125
	CSC Holdings 6.75% 4/15/12	24,000	24,750
	DIRECTV Holdings 5.00% 3/1/21	455,000	472,162
	Discovery Communications 4.375% 6/15/21	575,000	570,510
	DISH DBS 7.875% 9/1/19	155,000	167,981
	#144A 6.75% 6/1/21	200,000	206,000
	Historic TW 6.875% 6/15/18	470,000	550,780
	Lamar Media 6.625% 8/15/15	4,000	4,080
	LIN Television 6.50% 5/15/13	40,000	40,250
#	NBC Universal Media 144A 4.375% 4/1/21	615,000	609,769
	Nielsen Finance 11.625% 2/1/14	52,000	60,970
#	Sinclair Television Group 144A 9.25% 11/1/17	140,000	154,350
#	Sirius XM Radio 144A 8.75% 4/1/15	265,000	293,488
	Time Warner 4.75% 3/29/21	140,000	142,692
	Time Warner Cable 8.25% 4/1/19	482,000	602,047
#	Vivendi 144A 6.625% 4/4/18	615,000	696,673
#	XM Satellite Radio 144A 13.00% 8/1/13	160,000	188,400

			5,487,052

	Metals & Mining–1.29%
	AK Steel 7.625% 5/15/20	255,000	262,650
	Alcoa 5.40% 4/15/21	75,000	75,373
	6.75% 7/15/18	665,000	736,480
#	Algoma Acqusition 144A 9.875% 6/15/15	170,000	158,950
	ArcelorMittal 5.50% 3/1/21	320,000	321,094
	9.85% 6/1/19	680,000	863,304
#	Barrick North America Finance 144A
	4.40% 5/30/21	435,000	433,844

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Metals & Mining (continued)
	Barrick North America Finance 144A
	5.70% 5/30/41	170,000	$165,612
	Century Aluminum 8.00% 5/15/14	230,000	238,913
#	CODELCO 144A 3.75% 11/4/20	164,000	156,632
	Compass Minerals International 8.00% 6/1/19	4,000	4,390
	Novelis 8.75% 12/15/20	215,000	233,275
	Reliance Steel & Aluminum 6.85% 11/15/36	75,000	74,777
	Ryerson
	•7.648% 11/1/14	2,000	1,980
	12.00% 11/1/15	246,000	262,605
	Southern Copper 7.50% 7/27/35	435,000	456,559
	Teck Resources 6.25% 7/15/41	340,000	344,434
	9.75% 5/15/14	249,000	301,603

			5,092,475

	Multiline Retail–0.16%
	Family Dollar Stores 5.00% 2/1/21	220,000	216,154
	Macy’s Retail Holdings 5.90% 12/1/16	373,000	420,582

			636,736

	Multi-Utilities–0.35%
	CMS Energy 4.25% 9/30/15	220,000	227,381
	6.25% 2/1/20	140,000	149,680
	NiSource Finance 5.45% 9/15/20	75,000	79,137
	6.40% 3/15/18	275,000	311,961
	6.80% 1/15/19	275,000	319,640
•	Wisconsin Energy 6.25% 5/15/67	290,000	292,167

			1,379,966

	Office Electronics–0.15%
	Xerox 4.50% 5/15/21	585,000	579,784

			579,784

	Oil, Gas & Consumable Fuels–3.96%
	Antero Resources Finance 9.375% 12/1/17	85,000	91,800
	Chesapeake Energy 6.50% 8/15/17	460,000	488,750
#	CNOOC Finance 2011 144A 4.25% 1/26/21	625,000	614,108
	Comstock Resources 7.75% 4/1/19	60,000	60,525
	Copano Energy 7.75% 6/1/18	4,000	4,140
	Ecopetrol 7.625% 7/23/19	467,000	561,568
	El Paso 7.00% 6/15/17	4,000	4,546
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11	232,000	232,431
	Electric Paso Pipeline Partners Operating 6.50% 4/1/20	250,000	281,112
•	Enbridge Energy 8.05% 10/1/37	470,000	510,552
	Energy Transfer Partners 4.65% 6/1/21	645,000	632,260
	9.70% 3/15/19	670,000	857,428
#	ENI 144A 4.15% 10/1/20	480,000	457,154
	Enterprise Products Operating
	•7.034% 1/15/68	745,000	784,204
	9.75% 1/31/14	305,000	364,316
	Forest Oil 7.25% 6/15/19	184,000	188,600
	Headwaters 7.625% 4/1/19	310,000	283,650
#	Hilcorp Energy I 144A 7.625% 4/15/21	10,000	10,500
	7.75% 11/1/15	228,000	235,980
	Holly 9.875% 6/15/17	168,000	188,160
	Kinder Morgan Energy 9.00% 2/1/19	810,000	1,040,216
	Linn Energy 8.625% 4/15/20	110,000	119,900
	#144A 6.50% 5/15/19	50,000	49,625
#	Murray Energy 144A 10.25% 10/15/15	175,000	184,625
#	NFR Energy 144A 9.75% 2/15/17	170,000	165,750
	Noble Energy 8.25% 3/1/19	580,000	742,711
	Pemex Project Funding Master Trust 6.625% 6/15/35	220,000	232,985
	Petrobras International Finance
	3.875% 1/27/16	67,000	68,562
	5.375% 1/27/21	295,000	304,384

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Oil, Gas & Consumable Fuels (continued)
	Petrobras International Finance
	5.75% 1/20/20	264,000	$282,943
	5.875% 3/1/18	45,000	48,644
	Petrohawk Energy 7.25% 8/15/18	320,000	330,000
	Petroleum Development 12.00% 2/15/18	132,000	147,180
	Plains All American Pipeline 8.75% 5/1/19	460,000	579,547
	Pride International 6.875% 8/15/20	1,125,000	1,311,160
	Quicksilver Resources 7.125% 4/1/16	127,000	125,730
	Range Resources 5.75% 6/1/21	75,000	73,875
	8.00% 5/15/19	233,000	253,970
#	Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	264,758	289,248
#	SandRidge Energy 144A 9.875% 5/15/16	297,000	327,443
	TC Pipelines 4.65% 6/15/21	235,000	234,199
•	TransCanada PipeLines 6.35% 5/15/67	840,000	845,444
	Williams 7.75% 6/15/31	120,000	140,443
	8.75% 3/15/32	135,000	172,116
#	Woodside Finance 144A 8.125% 3/1/14	150,000	173,849
	8.75% 3/1/19	380,000	480,923

			15,577,256

	Paper & Forest Products–0.40%
	Georgia-Pacific 8.00% 1/15/24	400,000	476,002
	#144A 5.40% 11/1/20	455,000	464,550
	International Paper 9.375% 5/15/19	505,000	645,838

			1,586,390

	Pharmaceuticals–0.18%
	Merck 3.875% 1/15/21	370,000	368,013
#	NBTY 144A 9.00% 10/1/18	325,000	344,500

			712,513

	Real Estate Investment Trusts–1.07%
	Brandywine Operating Partnership 4.95% 4/15/18	340,000	345,188
	Developers Diversified Realty
	4.75% 4/15/18	100,000	98,717
	7.50% 4/1/17	110,000	124,715
	7.875% 9/1/20	505,000	579,984
	9.625% 3/15/16	100,000	120,780
	Digital Realty Trust 5.25% 3/15/21	365,000	363,789
	5.875% 2/1/20	235,000	246,791
	Health Care REIT 5.25% 1/15/22	570,000	568,948
	Host Hotels & Resorts 6.00% 11/1/20	140,000	141,050
	6.375% 3/15/15	145,000	148,625
	#144A 5.875% 6/15/19	115,000	115,719
	Regency Centers 4.80% 4/15/21	175,000	176,798
	5.875% 6/15/17	171,000	189,786
	UDR 4.25% 6/1/18	185,000	184,027
	Ventas Realty 4.75% 6/1/21	380,000	371,662
#	WEA Finance 144A 4.625% 5/10/21	455,000	442,419

			4,218,998

	Real Estate Management & Development–0.06%
#	Qatari Diar Finance 144A 5.00% 7/21/20	236,000	243,080

			243,080

	Road & Rail–0.38%
#	AMGH Merger Sub 144A 9.25% 11/1/18	185,000	196,100
	Burlington Northern Santa Fe 4.70% 10/1/19	270,000	286,954
	5.65% 5/1/17	150,000	170,636
	5.75% 3/15/18	30,000	34,065
	CSX 4.25% 6/1/21	360,000	359,032
	5.50% 4/15/41	70,000	68,548
	Ryder System 3.50% 6/1/17	380,000	383,790

			1,499,125

	Semiconductors & Semiconductor Equipment–0.21%
	Amkor Technology 7.375% 5/1/18	120,000	122,550
	National Semiconductor 6.60% 6/15/17	605,000	712,945

			835,495

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)

	Specialty Retail–0.05%
	Sally Holdings 10.50% 11/15/16		186,000	$199,485

				199,485

	Textiles, Apparel & Luxury Goods–0.17%
	Hanesbrands 6.375% 12/15/20		480,000	468,000
	Quiksilver 6.875% 4/15/15		200,000	195,500

				663,500

	Trading Companies & Distributors–0.06%
	RSC Equipment Rental 10.25% 11/15/19		200,000	220,000

				220,000

	Wireless Telecommunication Services–0.51%
	America Movil 5.00% 3/30/20		405,000	424,521
	Cricket Communications 7.75% 10/15/20		510,000	501,074
	MetroPCS Wireless 6.625% 11/15/20		115,000	114,138
#	MTS International Funding 144A 8.625% 6/22/20		103,000	118,064
	NII Capital 10.00% 8/15/16		250,000	291,250
	Sprint Capital 8.75% 3/15/32		320,000	348,000
#	VimpelCom Holdings 144A 7.504% 3/1/22		200,000	201,200

				1,998,247

	Total Corporate Bonds (Cost $122,343,517)			127,754,743

	MUNICIPAL BOND–0.13%
	Oregon State Taxable Pension 5.892% 6/1/27		485,000	525,619

	Total Municipal Bond (Cost $485,000)			525,619

	NON-AGENCY ASSET-BACKED SECURITIES–1.11%
•	Ally Master Owner Trust Series 2011-1 A1 1.057% 1/15/16		350,000	351,519
#	Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		205,000	206,350
•	Bank of America Credit Card Trust Series 2008-A5 A5 1.387% 12/16/13		375,000	375,169
	Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		190,000	220,758
#	CIT Equipment Collateral 144A
	Series 2009-VT1 A3 3.07% 8/15/16		98,762	99,289
	Series 2010-VT1A A3 2.41% 5/15/13		170,000	170,971
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1 0.837% 7/15/13		215,000	214,987
	Series 2007-A3 A3 6.15% 6/15/39		335,000	395,694
	•Series 2009-A1 A1 1.937% 3/17/14		290,000	293,430
	Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	322,014
	CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		545,000	558,633
#	Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	160,000	167,814
•	Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.737% 9/15/14		235,000	238,182
	Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		109,372	109,830
	John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		380,000	388,853
	Mid-State Trust Series 11 A1 4.864% 7/15/38		109,951	107,351
=#	Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33		11,041	0
#	Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		144,638	145,541

	Total Non-Agency Asset-Backed Securities (Cost $4,293,255)			4,366,385

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.68%
	Bank of America Alternative Loan Trust
	Series 2004-11 1CB1 6.00% 12/25/34		400,279	391,190

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

	Bank of America Alternative Loan Trust
	Series 2005-3 2A1 5.50% 4/25/20		35,560	$34,503
	Series 2005-6 7A1 5.50% 7/25/20		29,153	27,511
•	Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33		1,054	677
•	ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		255,000	198,179
•◆	Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB1 3A1 2.801% 3/20/36		163,274	98,046
	Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		33,551	35,093
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27		56,349	59,741
	•Series 1999-3 A 8.00% 8/19/29		93,072	93,814
	Series 2005-RP1 1A3 8.00% 1/25/35		217,806	218,058
	Series 2005-RP1 1A4 8.50% 1/25/35		182,430	178,157
•	JPMorgan Mortgage Trust Series 2005-A2 5A1 4.293% 4/25/35		7,066	6,992
	Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		44,282	43,070
•	MASTR ARM Trust Series 2003-6 1A2 2.58% 12/25/33		36,835	35,049
	Series 2005-6 7A1 5.383% 6/25/35		100,617	89,796
	Series 2006-2 4A1 4.983% 2/25/36		9,302	8,618
#	MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		205,610	209,118
•#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		77,715	77,352
•	Structured ARM Loan Trust Series 2006-5 5A4 5.394% 6/25/36		56,337	13,021
◆	Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		263,260	274,057
	Wells Fargo Mortgage Backed Securities Trust Series 2005-7 A2 5.25% 9/25/35		158,058	128,573
	Series 2006-2 3A1 5.75% 3/25/36		216,689	209,105
	Series 2006-4 1A8 5.75% 4/25/36		8,048	8,077
	Series 2007-13 A7 6.00% 9/25/37		263,495	252,759

	Total Non-Agency Collateralized Mortgage Obligations (Cost $2,806,271)			2,690,556

	REGIONAL BONDS–0.38%Δ
	Australia–0.16%
	New South Wales Treasury 2.75% 11/20/25	AUD	338,000	390,653
	6.00% 5/1/20	AUD	238,000	260,124

				650,777

	Canada–0.22%
	Province of New Brunswick 2.75% 6/15/18		410,000	405,034
	Province of Ontario 3.15% 12/15/17		335,000	342,217
	Province of Quebec 4.50% 12/1/20	CAD	100,000	109,188

				856,439

	Total Regional Bonds (Cost $1,353,138)			1,507,216

	«SENIOR SECURED LOANS–2.12%
	Advantage Sales & Marketing 5.25% 11/29/17		104,151	104,542
	Allied Security Holdings Tranche 2L 8.50% 1/21/18		120,000	122,400
	API Technologies Tranche B 7.75% 6/1/16		135,000	132,300
	ATI Holdings 7.50% 3/12/16		103,146	102,501
	Attachmate 6.50% 11/21/16		300,000	300,798
	BNY ConvergEx Group 8.75% 11/29/17		235,000	239,700
	Brock Holdings III 10.50% 2/15/18		110,000	113,163
	Tranche B 6.75% 2/15/17		109,725	110,456

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

	Principal		Value
	Amount		(U.S. $)

«SENIOR SECURED LOANS (continued)
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17		379,375	$379,612
Caesars Entertainment Operating Tranche B1 3.274% 1/28/15		120,000	108,368
Charter Communications Operating Tranche B 8.50% 3/6/14		9,672	9,720
Chrysler Group 6.00% 4/28/17		480,000	469,836
Citadel Broadcasting Tranche B 4.25% 11/29/16		508,286	508,662
CityCenter Holdings 7.50% 1/10/15		75,000	75,617
Clear Channel Communications Tranche B 3.841% 1/29/16		223,811	190,240
Community Health Systems 3.754% 1/25/17		267,562	261,645
Consolidated Container 5.50% 9/28/14		140,000	128,684
Delta Air Lines Tranche B 5.50% 3/29/17		120,000	119,128
First Data Tranche B2 2.945% 9/24/14		124,341	115,397
Frac Tech International Tranche B 6.25% 4/19/16		148,745	148,755
GenOn Energy Tranche B 6.00% 6/20/17		233,822	234,090
Graham Packaging Tranche C 6.75% 4/5/14		290,056	291,210
Grifols Tranche B 6.00% 6/4/16		580,000	583,076
Houghton International Tranche B 6.75% 1/11/16		124,152	124,927
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		390,000	391,786
Level 3 Financing 14.00% 4/11/12		97,727	97,727
Mediacom Illinois Tranche D 5.50% 3/31/17		124,367	124,329
MGM Mirage Tranche E 7.00% 2/21/14		245,000	239,816
Multiplan 4.75% 8/26/17		130,000	129,553
Nortek 5.25% 4/12/17		299,250	299,437
Nuveen Investments 5.807% 5/13/17		232,133	232,472
2nd Lien 12.50% 7/9/15		545,000	582,469
PQ 6.70% 7/30/15		231,000	227,036
Remy International Tranche B 6.25% 12/16/16		233,825	235,286
Sensus USA 2nd Lien 8.50% 4/13/18		300,000	304,625
Texas Competitive Electric Holdings 3.50% 10/10/14		150,000	127,148
Toys R Us Tranche B 6.00% 9/1/16		94,524	94,636
Univision Communications 4.441% 3/29/17		67,348	64,065
Visant 5.25% 12/31/16		109,425	109,054
Wyle Services 5.50% 3/31/17		115,000	115,489

Total Senior Secured Loans (Cost $8,172,701)			8,349,755

SOVEREIGN BONDS–7.40%Δ
Australia–1.12%
Australian Government 4.50% 4/15/20	AUD	2,536,000	2,589,344
6.00% 2/15/17	AUD	1,240,000	1,399,255
Australian Government Inflation Linked 3.00% 9/20/25	AUD	338,000	404,116

			4,392,715

Belgium–0.15%
Belgium Government 4.25% 9/28/21	EUR	412,500	605,384

			605,384

Brazil–0.27%
Federal Republic of Brazil 7.125% 1/20/37		400,000	496,000
8.875% 10/14/19		400,000	551,000

			1,047,000

Canada–0.28%
Canadian Government 3.75% 6/1/19	CAD	595,000	655,062
4.00% 6/1/41	CAD	411,000	461,970

			1,117,032

Chile–0.15%
Chile Government 5.50% 8/5/20	CLP	272,000,000	587,185

			587,185

Colombia–0.13%
Republic of Colombia
6.125% 1/18/41		147,000	160,598
8.375% 2/15/27		80,000	101,400

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	SOVEREIGN BONDS (continued)

	Colombia (continued)
	Republic of Colombia
	10.375% 1/28/33		150,000	$237,750

				499,748

	Croatia–0.06%
	Croatian Government 6.625% 7/14/20		100,000	106,125
#	144A 6.75% 11/5/19		100,000	108,173

				214,298

	France–0.34%
	France Government Bond O.A.T 3.75% 4/25/17	EUR	326,000	495,252
	3.75% 4/25/21	EUR	554,000	825,861

				1,321,113

	Germany–0.28%
	Deutschland Republic 2.25% 9/4/20	EUR	805,000	1,104,471

				1,104,471

	Indonesia–0.30%
	Indonesia Government International 7.25% 4/20/15		209,000	242,113
	Indonesia Treasury 10.50% 8/15/30	IDR	2,940,000,000	397,888
	11.00% 11/15/20	IDR	3,640,000,000	521,591

				1,161,592

	Lithuania–0.06%
#	Lithuania Government International 144A 6.125% 3/9/21		220,000	234,300

				234,300

	Mexico–0.57%
	Mexican Bonos 7.75% 12/14/17	MXN	9,014,000	824,215
	8.50% 12/13/18	MXN	13,045,600	1,234,558
	United Mexican States 5.95% 3/19/19		164,000	189,010

				2,247,783

	New Zealand–0.07%
	New Zealand Government 6.00% 5/15/21	NZD	325,000	287,897

				287,897

	Norway–1.04%
	Eksportfinans 2.375% 5/25/16		340,000	341,607
	Norwegian Government 3.75% 5/25/21	NOK	3,754,000	717,927
	4.50% 5/22/19	NOK	7,553,000	1,525,090
	5.00% 5/15/15	NOK	7,590,000	1,528,175

				4,112,799

	Panama–0.22%
	Panama Government International 6.70% 1/26/36		74,000	87,690
	7.125% 1/29/26		195,000	241,313
	7.25% 3/15/15		243,000	287,469
	8.875% 9/30/27		184,000	261,740

				878,212

	Peru–0.21%
	Republic of Peru 7.125% 3/30/19		575,000	694,600
	7.35% 7/21/25		113,000	138,595

				833,195

	Philippines–0.30%
	Republic of Philippines 6.375% 10/23/34		440,000	482,900
	6.50% 1/20/20		300,000	350,640
	9.50% 10/21/24		80,000	112,400
	9.875% 1/15/19		176,000	242,220

				1,188,160

	Poland–0.32%
	Poland Government International 5.125% 4/21/21		215,000	222,794
	6.375% 7/15/19		415,000	475,174
	Republic of Poland 5.00% 10/24/13	PLN	260,000	95,095
	5.50% 4/25/15	PLN	590,000	218,302
	5.50% 10/25/19	PLN	729,000	262,657

				1,274,022

	Republic of Korea–0.09%
	Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	339,927,611	355,105

				355,105

	Russia–0.28%
	Russian-Eurobond 7.50% 3/31/30		605,500	715,247
	#144A 7.85% 3/10/18	RUB	10,000,000	375,979

				1,091,226

	South Africa–0.32%
#	Eskom Holdings 144A 5.75% 1/26/21		559,000	581,359

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	SOVEREIGN BONDS (continued)

	South Africa (continued)
	South Africa Government 2.75% 1/31/22	ZAR	934,548	$140,850
	South Africa Government International
	5.50% 3/9/20		389,000	426,928
	6.50% 6/2/14		100,000	112,650

				1,261,787

	Sweden–0.18%
	Sweden Government 5.00% 12/1/20	SEK	3,870,000	716,001

				716,001

	Turkey–0.21%
	Republic of Turkey 4.00% 4/29/15	TRY	716,219	468,404
	Turkey Government International 5.625% 3/30/21		350,000	367,500

				835,904

	United Kingdom–0.31%
	United Kingdom Gilt 4.50% 3/7/19	GBP	284,000	502,889
	4.75% 3/7/20	GBP	400,000	715,356

				1,218,245

	Uruguay–0.14%
	Republic of Uruguay 8.00% 11/18/22		415,000	539,085

				539,085

	Total Sovereign Bonds (Cost $27,470,508)			29,124,259

	SUPRANATIONAL BANKS–0.38%
	International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	3,000,000	554,203
	3.625% 6/22/20	NOK	1,850,000	337,089
	7.50% 7/30/14	NZD	660,000	602,275

	Total Supranational Banks (Cost $1,332,737)			1,493,567

	U.S. TREASURY OBLIGATIONS–0.79%
	U.S. Treasury Bonds 4.25% 11/15/40		155,000	151,537
	4.75% 2/15/41		195,000	207,309
	U.S. Treasury Notes 1.75% 5/31/16		1,330,000	1,332,284
	¥3.125% 5/15/21		1,420,000	1,416,231

	Total U.S. Treasury Obligations (Cost $3,118,941)			3,107,361

≠	SHORT-TERM INVESTMENTS–6.43%
	Discounted Commercial Paper–6.43%
	Abbey National North America 0.03% 7/1/11		8,840,000	8,840,001
	Allianz Finance 0.17% 7/11/11		3,000,000	2,999,908
	Barclays U.S. Funding 0.18% 9/14/11		2,000,000	1,999,151
	Skandinav Enskilda Bank 0.26% 9/7/11		2,500,000	2,498,936
	Svenska Handelsbanken New York 0.18% 8/24/11		5,000,000	4,999,694
	Westpac Securities 0.21% 8/19/11		4,000,000	3,999,407

	Total Short-Term Investments (Cost $25,338,904)			25,337,097

TOTAL VALUE OF SECURITIES–103.00% (Cost $361,281,304)	405,614,321

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.00%)	(11,820,178)

NET ASSETS APPLICABLE TO 26,672,207 SHARES OUTSTANDING–100.00%	$393,794,143

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND STANDARD CLASS ($344,471,326 / 23,328,233 Shares)	$14.766

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND SERVICE CLASS ($49,322,817 / 3,343,974 Shares)	$14.750

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$341,466,928
Undistributed net investment income	17,812,236
Accumulated net realized loss on investments	(9,865,510)
Net unrealized appreciation of investments and foreign currencies	44,380,489

Total net assets	$393,794,143

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

°Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
CLP–Chilean Peso
COP–Colombian Peso
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesian Rupiah
ILS–Israeli Shekel
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PHP–Philippine Peso
PLN–Polish Zloty
RUB–Russian Ruble
SEK–Swedish Krona
TRY–Turkish Lira
USD–United States Dollar
ZAR–South African Rand

§	Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.

X	Emerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

†	Non income producing security.

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $2,011,583, which represented 0.51% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $39,909,145, which represented 10.13% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Ф	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $171,491, which represented 0.04% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

‡	Non income producing security. Security is currently in default.

Δ	Securities have been classified by country of origin.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.

≠	The rate shown is the effective yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:

ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
BAML–Bank of America Merrill Lynch
BCLY–Barclays Bank
CDS–Credit Default Swap
CITI–Citibank Global Market
GCM–Greenwich Capital Management

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

GDR–Global Depositary Receipts
GNMA–Government National Mortgage Association
GSC–Goldman Sachs Capital
GSMPS–Goldman Sachs Reperforming Mortgage Securities
HSBC–Hong Kong Shanghai Bank
HY–High Yield
JPMC–JP Morgan Chase Bank
MASTR–Mortgage Asset Securitization Transaction, Inc.
MNB–Mellon National Bank
MSC–Morgan Stanley Capital
NCUA–National Credit Union Association
NIM–Net Interest Margin
NVDR–Non-Voting Depositary Receipts
PIK–Pay-in-kind
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced
yr–Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

BAML	BRL 931,197	USD (578,923)	7/29/2011	$13,454
BAML	COP 1,259,765,000	USD (706,344)	7/29/2011	4,935
BAML	EUR (1,055,266)	USD 1,498,346	7/29/2011	(30,564)
BAML	IDR 5,227,700,000	USD (606,391)	7/29/2011	410
BAML	JPY (50,332,900)	USD 627,279	7/29/2011	2,052
BAML	NOK (5,357,698)	USD 977,292	7/29/2011	(14,454)
BAML	PHP 8,000,000	USD (184,077)	7/29/2011	7
BCLY	AUD (304,201)	USD 319,719	7/29/2011	(5,286)
BCLY	JPY 26,277,930	USD (327,635)	7/29/2011	(1,214)
CITI	EUR (388,108)	USD 551,232	7/29/2011	(11,074)
CITI	JPY 42,908,859	USD (535,120)	7/29/2011	(2,113)
CITI	NZD 266,097	USD (215,969)	7/29/2011	4,073
GCM	NOK (5,334,193)	USD 972,975	7/29/2011	(14,419)
GSC	GBP (591,212)	USD 946,761	7/29/2011	(1,726)
GSC	NOK (1,162,560)	USD 212,165	7/29/2011	(3,032)
HSBC	EUR (369,765)	USD 525,159	7/29/2011	(10,571)
HSBC	NOK (1,932,857)	USD 352,463	7/29/2011	(5,322)
JPMC	CLP 187,815,000	USD (395,234)	7/29/2011	7,388
JPMC	EUR (625,697)	USD 890,367	7/29/2011	(16,167)
MNB	ILS (3,204)	USD 937	7/1/2011	(5)
MNB	PLN 340,850	USD (124,616)	7/1/2011	(370)
MSC	AUD (100,489)	USD 105,770	7/29/2011	(1,591)
MSC	CHF 496,109	USD (592,920)	7/29/2011	(2,777)
MSC	EUR (1,193,915)	USD 1,697,276	7/29/2011	(32,515)
MSC	JPY 8,109,950	USD (101,035)	7/29/2011	(295)
MSC	KRW 647,121,450	USD (597,279)	7/29/2011	8,056
MSC	NOK (7,363,013)	USD 1,344,232	7/29/2011	(18,711)

				$(131,831)

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

Futures Contracts

					Unrealized
		Notional Cost			Appreciation
Contracts to Buy (Sell)		(Proceeds)	Notional Value	Expiration Date	(Depreciation)

4	Euro Bond	$733,153	$727,809	9/8/11	$(5,344)
148	U.S. Treasury 5 yr Notes	17,605,507	17,640,906	9/30/11	35,399
47	U.S. Treasury 10 yr Notes	5,810,866	5,749,422	9/21/11	(61,444)

		$24,149,526			$(31,389)

Swap Contracts
CDS Contracts

					Unrealized
			Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)

	Protection Purchased:
MSC	CDX.NA.HY.16	$6,445,000	5.00%	6/20/16	$12,905
MSC	Kingdom of Spain 5 yr CDS	2,239,000	1.00%	6/20/16	11,618

		$8,684,000			$24,523

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–33

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$5,175,135
Dividends	2,102,407
Foreign tax withheld	(98,324)

7,179,218

EXPENSES:
Management fees	1,475,717
Accounting and administration expenses	90,521
Reports and statements to shareholders	65,354
Distribution expenses-Service Class	61,676
Custodian fees	37,047
Pricing fees	22,140
Professional fees	20,106
Trustees’ fees	5,668
Other	14,065

1,792,294
Less expenses waived/reimbursed	(294,253)

Total operating expenses	1,498,041

NET INVESTMENT INCOME	5,681,177

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	7,453,188
Foreign currencies	(379,416)
Futures contracts	(67,852)
Swap contracts	(58,427)

Net realized gain	6,947,493
Net change in unrealized appreciation/depreciation of investments and foreign currencies	6,588,067

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	13,535,560

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,216,737

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/11	Year Ended
	(Unaudited)	12/31/10
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,681,177	$13,652,000
Net realized gain on investments and foreign currencies	6,947,493	24,917,899
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	6,588,067	(324,366)

Net increase in net assets resulting from operations	19,216,737	38,245,533

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,745,903)
Service Class	—	(755,775)

	—	(6,501,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,352,466	12,939,145
Service Class	1,468,100	3,100,784
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,745,903
Service Class	—	755,775

	8,820,566	22,541,607

Cost of shares repurchased:
Standard Class	(22,732,475)	(45,449,572)
Service Class	(3,802,918)	(9,136,247)

	(26,535,393)	(54,585,819)

Decrease in net assets derived from capital share transactions	(17,714,827)	(32,044,212)

NET INCREASE (DECREASE) IN NET ASSETS	1,501,910	(300,357)
NET ASSETS:
Beginning of period	392,292,233	392,592,590

End of period (including undistributed net investment income of $17,812,236 and $11,244,445, respectively)	$393,794,143	$392,292,233

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–34

LVIP Delaware Foundation® Conservative Allocation Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$14.066	$12.957	$10.834	$16.910	$16.957	$15.708

Income (loss) from investment operations:
Net investment income[3]	0.210	0.476	0.402	0.347	0.416	0.366
Net realized and unrealized gain (loss) on investments and foreign currencies	0.490	0.867	2.065	(4.569)	0.353	1.285

Total from investment operations	0.700	1.343	2.467	(4.222)	0.769	1.651

Less dividends and distributions from:
Net investment income	—	(0.234)	(0.344)	(0.351)	(0.421)	(0.402)
Net realized gain on investments	—	—	—	(1.503)	(0.395)	—

Total dividends and distributions	—	(0.234)	(0.344)	(1.854)	(0.816)	(0.402)

Net asset value, end of period	$14.766	$14.066	$12.957	$10.834	$16.910	$16.957

Total return[4]	4.98%	10.43%	22.85%	(26.96% )	4.58%	10.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$344,471	$342,989	$341,991	$290,659	$477,666	$525,479
Ratio of expenses to average net assets	0.73%	0.73%	0.67%	0.52%	0.48%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.88%	0.92%	0.79%	0.52%	0.48%	0.50%
Ratio of net investment income to average net assets	3.55%	3.56%	3.48%	2.39%	2.38%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.40%	3.37%	3.36%	2.39%	2.38%	2.25%
Portfolio turnover	69%	171%	178%	116%	174%	143%

[1]	Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–35

LVIP Delaware Foundation® Conservative Allocation Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Service Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$14.067	$12.972	$10.841	$16.899	$16.946	$15.699

Income (loss) from investment operations:
Net investment income[3]	0.192	0.442	0.368	0.297	0.372	0.326
Net realized and unrealized gain (loss) on investments and foreign currencies	0.491	0.866	2.062	(4.557)	0.352	1.283

Total from investment operations	0.683	1.308	2.430	(4.260)	0.724	1.609

Less dividends and distributions from:
Net investment income	—	(0.213)	(0.299)	(0.295)	(0.376)	(0.362)
Net realized gain on investments	—	—	—	(1.503)	(0.395)	—

Total dividends and distributions	—	(0.213)	(0.299)	(1.798)	(0.771)	(0.362)

Net asset value, end of period	$14.750	$14.067	$12.972	$10.841	$16.899	$16.946

Total return[4]	4.86%	10.15%	22.49%	(27.21% )	4.32%	10.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,323	$49,303	$50,602	$46,811	$74,799	$2,059
Ratio of expenses to average net assets	0.98%	0.98%	0.96%	0.87%	0.73%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.13%	1.17%	1.08%	0.87%	0.73%	0.75%
Ratio of net investment income to average net assets	3.30%	3.31%	3.19%	2.04%	2.13%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.15%	3.12%	3.07%	2.04%	2.13%	2.00%
Portfolio turnover	69%	171%	178%	116%	174%	143%

[1]	Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–36

LVIP Delaware Foundation® Conservative Allocation Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Conservative Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek a combination of current income and preservation of capital with capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate

LVIP Delaware Foundation® Conservative Allocation Fund–37

LVIP Delaware Foundation® Conservative Allocation Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of average daily net asset of the Fund’s advisory fee. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.73% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.35% of the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $19,676 and $1,786, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$253,685
Distribution fees payable to LFD	10,124

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $243,830,608 and sales of $261,682,044 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $27,645,140 and sales of $28,348,625 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $363,782,207. At June 30, 2011, net unrealized appreciation was $41,832,114, of which $47,684,182 related to unrealized appreciation of investments and $5,852,068 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP Delaware Foundation® Conservative Allocation Fund–38

LVIP Delaware Foundation® Conservative Allocation Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$43,981,883	$167,814	$44,149,697
Common Stock	98,593,539	37,150,780	171,491	135,915,810
Corporate Debt	—	141,316,797	—	141,316,797
Foreign Debt	—	32,125,042	—	32,125,042
Investment Companies	21,442,055	—	—	21,442,055
Municipal Bond	—	525,619	—	525,619
U.S. Treasury Obligations	—	3,107,361	—	3,107,361
Short-Term Investments	—	25,337,097	—	25,337,097
Preferred Stock	138,250	1,556,593	—	1,694,843

Total	$120,173,844	$285,101,172	$339,305	$405,614,321

Foreign Currency Exchange Contracts	$—	$(131,831)	$—	$(131,831)

Futures Contracts	$(31,389)	$—	$—	$(31,389)

Swap Contracts	$—	$24,523	$—	$24,523

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed &
	Mortgage-
	Backed	Common	Corporate
	Securities	Stock	Debt	Total

Balance as of 12/31/10	$100,406	$—	$390,000	$490,406
Purchases	162,717	214,559	—	377,276
Sales	(100,309)	(40,860)	(393,014)	(534,183)
Net realized gain (loss)	309	(1,140)	3,014	2,183
Net change in unrealized appreciation/depreciation	4,691	(1,068)	—	3,623

Balance as of 6/30/11	$167,814	$171,491	$—	$339,305

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$5,097	$(1,068)	$—	$4,029

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$6,501,678

LVIP Delaware Foundation® Conservative Allocation Fund–39

LVIP Delaware Foundation® Conservative Allocation Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$341,466,928
Undistributed ordinary income	18,624,391
Realized gains 1/1/11-6/30/11	6,779,740
Capital loss carryforwards as of 12/31/10	(14,052,196)
Other temporary differences	(1,062,944)
Unrealized appreciation of investments and foreign currencies	42,038,224

Net assets	$393,794,143

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax deferral of losses on straddles, market-to-market of futures contracts and foreign currency contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, gain (loss) on foreign currency transactions and paydown gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$886,614	$(886,614)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $14,052,196 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $6,779,740 which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	508,259	963,733
Service Class	101,087	231,185
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	420,974
Service Class	—	55,631

	609,346	1,671,523

Shares repurchased:
Standard Class	(1,564,977)	(3,393,486)
Service Class	(261,895)	(682,976)

	(1,826,872)	(4,076,462)

Net decrease	(1,217,526)	(2,404,939)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is

LVIP Delaware Foundation® Conservative Allocation Fund–40

LVIP Delaware Foundation® Conservative Allocation Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into inflation swaps and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of credit default swaps was $24,523. The Fund has posted $150,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $8,864,000 less the value of the contracts’ related reference obligations.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Delaware Foundation® Conservative Allocation Fund–41

LVIP Delaware Foundation® Conservative Allocation Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(131,831)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	35,399	Liabilities net of receivables and other assets	(66,788)

Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	24,523	Liabilities net of receivables and other assets	—

Total		$59,922		$(198,619)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 was as follows:

			Change in Unrealized
	Location of Gain or Loss	Realized Loss on	Appreciation or Depreciation
	on Derivatives	Derivatives	on Derivatives Recognized in
	Recognized in Income	Recognized in Income	Income

Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(942,926)*	$204,673
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(67,852)	(253,295)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(58,427)	24,523

Total		$(1,069,205)	$(24,099)

*	Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported with the Fund’s Statement of Operations.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage

LVIP Delaware Foundation® Conservative Allocation Fund–42

LVIP Delaware Foundation® Conservative Allocation Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Service. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Conservative Allocation Fund–43

LVIP Delaware Foundation® Moderate Allocation Fund

LVIP Delaware Foundation® Moderate
  Allocation Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Delaware Foundation® Moderate Allocation Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	5
Statement of Operations	32
Statements of Changes in Net Assets	32
Financial Highlights	33
Notes to Financial Statements	35

LVIP Delaware Foundation® Moderate Allocation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,054.80	0.73%	$3.72
Service Class Shares	1,000.00	1,053.60	0.98%	4.99

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	50.03%

U.S. Markets	30.11%
Aerospace & Defense	1.00%
Air Freight & Logistics	0.31%
Auto Components	0.06%
Automobiles	0.08%
Beverages	0.22%
Biotechnology	0.37%
Building Products	0.06%
Capital Markets	0.79%
Chemicals	0.56%
Commercial Banks	0.40%
Commercial Services & Supplies	0.38%
Communications Equipment	1.55%
Computers & Peripherals	1.12%
Construction & Engineering	0.17%
Consumer Finance	0.09%
Containers & Packaging	0.09%
Diversified Consumer Services	0.35%
Diversified Financial Services	0.89%
Diversified Telecommunication Services	0.75%
Electric Utilities	0.59%
Electrical Equipment	0.07%
Electronic Equipment, Instruments & Components	0.08%
Energy Equipment & Services	0.42%
Food & Staples Retailing	1.07%
Food Products	0.88%
Gas Utilities	0.05%
Health Care Equipment & Supplies	0.51%
Health Care Providers & Services	1.34%
Health Care Technology	0.03%
Hotels, Restaurants & Leisure	0.29%
Household Durables	0.05%
Household Products	0.55%
Independent Power Producers & Energy Traders	0.00%
Industrial Conglomerates	0.06%
Insurance	1.11%
Internet & Catalog Retail	0.53%
Internet Software & Services	1.23%
IT Services	1.36%
Life Sciences Tools & Services	0.09%
Machinery	0.35%
Media	0.68%
Metals & Mining	0.08%
Multiline Retail	0.36%
Multi-Utilities	0.10%
Office Electronics	0.27%
Oil, Gas & Consumable Fuels	2.31%
Paper & Forest Products	0.02%
Personal Products	0.30%
Pharmaceuticals	1.92%
Professional Services	0.16%
Real Estate Investment Trusts	0.28%
Road & Rail	0.16%
Semiconductors & Semiconductor Equipment	0.56%
Software	0.99%
Specialty Retail	0.78%
Textiles, Apparel & Luxury Goods	0.43%
Thrifts & Mortgage Finance	0.04%
Trading Companies & Distributors	0.07%
Wireless Telecommunication Services	0.70%

Developed Markets	11.70%
Aerospace & Defense	0.19%
Air Freight & Logistics	0.37%
Airlines	0.25%
Auto Components	0.04%
Automobiles	0.52%
Beverages	0.13%
Building Products	0.53%
Chemicals	0.36%
Commercial Banks	1.18%
Construction Materials	0.25%
Containers & Packaging	0.29%
Diversified Telecommunication Services	0.36%
Electrical Equipment	0.28%
Energy Equipment & Services	0.10%
Food & Staples Retailing	0.12%
Food Products	0.87%
Household Durables	0.16%
Industrial Conglomerates	0.22%
Insurance	0.35%
IT Services	0.74%
Life Science Tools & Services	0.02%
Machinery	0.29%
Marine	0.01%
Media	0.48%
Metals & Mining	0.43%
Multiline Retail	0.27%
Multi-Utilities	0.26%
Oil, Gas & Consumable Fuels	0.27%
Pharmaceuticals	1.19%
Professional Services	0.29%
Real Estate Management & Development	0.02%
Textiles, Apparel & Luxury Goods	0.21%
Trading Companies & Distributors	0.30%
Wireless Telecommunication Services	0.35%

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (continued)

Percentage
Security Type/Sector	of Net Assets

Emerging Markets	8.22%
Airlines	0.03%
Automobiles	0.04%
Beverages	0.20%
Chemicals	0.25%
Commercial Banks	1.17%
Communications Equipment	0.38%
Construction & Engineering	0.04%
Construction Materials	0.17%
Diversified Consumer Services	0.01%
Diversified Financial Services	0.05%
Diversified Telecommunication Services	0.25%
Electric Utilities	0.12%
Electrical Equipment	0.00%
Electronic Equipment, Instruments & Components	0.17%
Energy Equipment & Services	0.04%
Food & Staples Retailing	0.08%
Food Products	0.20%
Hotels, Restaurants & Leisure	0.25%
Household Durables	0.11%
Independent Power Producers & Energy Traders	0.06%
Insurance	0.21%
Internet & Catalog Retail	0.04%
Internet Software & Services	0.17%
Machinery	0.05%
Marine	0.06%
Media	0.11%
Metals & Mining	0.58%
Multiline Retail	0.12%
Oil, Gas & Consumable Fuels	1.42%
Paper & Forest Products	0.05%
Pharmaceuticals	0.31%
Real Estate Management & Development	0.18%
Road & Rail	0.02%
Semiconductors & Semiconductor Equipment	0.39%
Software	0.17%
Tobacco	0.13%
Wireless Telecommunication Services	0.59%

Convertible Preferred Stock	0.10%

Exchange-Traded Funds	8.05%

Preferred Stock	0.24%

Agency Asset-Backed Securities	0.00%

Agency Collateralized Mortgage Obligations	0.63%

Agency Mortgage-Backed Securities	4.55%

Commercial Mortgage-Backed Securities	1.47%

Convertible Bonds	0.85%

Corporate Bonds	19.68%

Aerospace & Defense	0.10%
Airlines	0.03%
Auto Components	0.24%
Automobiles	0.08%
Beverages	0.37%
Building Products	0.07%
Capital Markets	0.33%
Chemicals	0.48%
Commercial Banks	2.30%
Commercial Services & Supplies	0.44%
Computers & Peripherals	0.23%
Construction Materials	0.04%
Consumer Finance	0.17%
Containers & Packaging	0.12%
Diversified Consumer Services	0.07%
Diversified Financial Services	1.07%
Diversified Telecommunication Services	1.27%
Electric Utilities	1.02%
Electronic Equipment, Instruments & Components	0.01%
Energy Equipment & Services	0.33%
Food & Staples Retailing	0.17%
Food Products	0.25%
Gas Utilities	0.19%
Health Care Equipment & Supplies	0.78%
Health Care Providers & Services	0.75%
Hotels, Restaurants & Leisure	0.38%
Household Durables	0.39%
Independent Power Producers & Energy Traders	0.04%
Insurance	0.65%
Internet Software & Services	0.11%
IT Services	0.11%
Life Sciences Tools & Services	0.41%
Machinery	0.06%
Media	0.89%
Metals & Mining	0.85%
Multiline Retail	0.15%
Multi-Utilities	0.34%
Office Electronics	0.10%
Oil, Gas & Consumable Fuels	2.51%
Paper & Forest Products	0.26%
Pharmaceuticals	0.11%
Real Estate Investment Trusts	0.69%
Road & Rail	0.21%
Semiconductors & Semiconductor Equipment	0.14%
Specialty Retail	0.02%
Textiles, Apparel & Luxury Goods	0.07%
Trading Companies & Distributors	0.02%
Wireless Telecommunication Services	0.26%

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (continued)

Percentage
Security Type/Sector	of Net Assets

Municipal Bond	0.03%

Non-Agency Asset-Backed Securities	0.49%

Non-Agency Collateralized Mortgage Obligations	0.24%

Regional Bonds	0.24%

Senior Secured Loans	1.42%

Sovereign Bonds	3.97%

Supranational Banks	0.12%

U.S. Treasury Obligations	4.08%

Short-Term Investment	6.56%

Total Value of Securities	102.75%

Liabilities Net of Receivables and Other Assets	(2.75%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	0.89%
QUALCOMM	0.67%
CGI Group	0.62%
Bank of New York Mellon	0.54%
Google Class A	0.52%
Visa Class A	0.50%
Lowe’s	0.49%
MasterCard Class A	0.48%
Allergan	0.46%
EOG Resources	0.46%

Total	5.63%

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–50.03%
	U.S. MARKETS–30.11%
	Aerospace & Defense–1.00%
†	Ducommun	1,200	$24,684
†	Esterline Technologies	610	46,604
	Honeywell International	1,870	111,433
†	KEYW Holding	1,820	22,550
	Lockheed Martin	750	60,728
	Northrop Grumman	4,800	332,879
	Raytheon	6,000	299,100
	Rockwell Collins	1,100	67,859
	United Technologies	1,820	161,088

			1,126,925

	Air Freight & Logistics–0.31%
	Expeditors International of Washington	5,950	304,581
†	Hub Group Class A	1,250	47,075

			351,656

	Auto Components–0.06%
	Cooper Tire & Rubber	1,270	25,133
†	Tenneco	910	40,104

			65,237

	Automobiles–0.08%
†	Ford Motor	6,290	86,739

			86,739

	Beverages–0.22%
	Coca-Cola	1,130	76,038
	PepsiCo	2,460	173,258

			249,296

	Biotechnology–0.37%
†	Acorda Therapeutics	830	26,817
†	Alkermes	2,400	44,640
†	Amgen	1,460	85,191
†	Celgene	1,080	65,146
†	Gilead Sciences	1,830	75,780
†	Incyte	1,500	28,410
†	ONYX Pharmaceuticals	1,055	37,242
†	Spectrum Pharmaceuticals	1,645	15,241
†	Vertex Pharmaceuticals	780	40,552

			419,019

	Building Products–0.06%
†	AAON	1,445	31,559
†	Gibraltar Industries	2,915	32,998

			64,557

	Capital Markets–0.79%
	Apollo Investment	2,875	29,354
	Bank of New York Mellon	23,980	614,368
	BlackRock	410	78,642
	GFI Group	3,520	16,157
	Goldman Sachs Group	1,070	142,406
†	Piper Jaffray	595	17,142

			898,069

	Chemicals–0.56%
	Celanese Series A	2,360	125,812
	Dow Chemical	2,520	90,720
	duPont (E.I.) deNemours	5,300	286,465
	Eastman Chemical	500	51,035
†	Ferro	2,350	31,584
	Koppers Holdings	940	35,654
	Schulman (A.)	600	15,114

			636,384

	Commercial Banks–0.40%
	Boston Private Financial Holdings	3,630	23,885
	Cardinal Financial	2,200	24,090
	City Holding	655	21,635
	Home Bancshares	1,375	32,505
@	Independent Bank	810	21,263
	Park National	465	30,625
	Prosperity Bancshares	880	38,562
	Susquehanna Bancshares	2,100	16,800
†	Texas Capital Bancshares	950	24,539
	Trustmark	1,465	34,296
	Webster Financial	925	19,444
	Wells Fargo	5,820	163,309

			450,953

	Commercial Services & Supplies–0.38%
	McGrath RentCorp	595	16,708
	Republic Services	1,290	39,797
†	Tetra Tech	1,020	22,950
	United Stationers	1,250	44,288
	US Ecology	1,300	22,230
	Waste Management	7,500	279,524

			425,497

	Communications Equipment–1.55%
	Adtran	905	35,033
	Cisco Systems	21,350	333,274
†	Motorola Solutions	6,428	295,945
†	NETGEAR	660	28,855
	Plantronics	835	30,503
†	Polycom	3,900	250,770
	QUALCOMM	13,290	754,738
†	ViaSat	605	26,178

			1,755,296

	Computers & Peripherals–1.12%
†	Apple	3,015	1,012,046
†	EMC	5,040	138,852

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Computers & Peripherals (continued)
†	NetApp	1,680	$88,670
†	Synaptics	1,030	26,512

			1,266,080

	Construction & Engineering–0.17%
	Fluor	1,130	73,066
	Granite Construction	645	15,822
†	MYR Group	1,440	33,696
	Tutor Perini	935	17,933
†	URS	1,090	48,767

			189,284

	Consumer Finance–0.09%
	Capital One Financial	1,940	100,240

			100,240

	Containers & Packaging–0.09%
	Boise	1,905	14,840
†	Owens-Illinois	1,910	49,297
	Silgan Holdings	835	34,210

			98,347

	Diversified Consumer Services–0.35%
†	Apollo Group Class A	8,625	376,740
	Lincoln Educational Services	1,175	20,151

			396,891

	Diversified Financial Services–0.89%
	CME Group	1,175	342,618
†	IntercontinentalExchange	3,910	487,616
	JPMorgan Chase	4,410	180,545

			1,010,779

	Diversified Telecommunication Services–0.75%
	Alaska Communications Systems Group	2,080	18,450
	AT&T	16,220	509,469
	Atlantic Tele-Network	480	18,413
=	Century Communications Tracking	5,000	0
	Verizon Communications	8,000	297,840

			844,172

	Electric Utilities–0.59%
	Cleco	870	30,320
	Edison International	7,600	294,500
	Progress Energy	6,200	297,662
	UIL Holdings	635	20,542
	UNITIL	870	22,881

			665,905

	Electrical Equipment–0.07%
	Acuity Brands	550	30,679
	Roper Industries	540	44,982

			75,661

	Electronic Equipment, Instruments & Components–0.08%
	Anixter International	575	37,571
†	FARO Technologies	560	24,528
†	Rofin-Sinar Technologies	1,010	34,492

			96,591

	Energy Equipment & Services–0.42%
	Baker Hughes	860	62,402
	Bristow Group	775	39,541
†	Complete Production Services	935	31,192
†	Key Energy Services	2,730	49,140
	Lufkin Industries	270	23,234
	National Oilwell Varco	600	46,926
†	Pioneer Drilling	3,335	50,825
†	RigNet	1,375	23,375
	Schlumberger	1,790	154,655

			481,290

	Food & Staples Retailing–1.07%
	Casey’s General Stores	1,055	46,420
	CVS Caremark	11,620	436,679
†	Fresh Market	540	20,887
	Safeway	12,100	282,777
†	Susser Holdings	2,815	44,252
	Walgreen	9,000	382,140

			1,213,155

	Food Products–0.88%
	Archer-Daniels-Midland	14,000	422,100
	Bunge	2,100	144,795
	General Mills	2,280	84,862
	J&J Snack Foods	630	31,406
	Kraft Foods	8,900	313,547

			996,710

	Gas Utilities–0.05%
	AGL Resources	1,290	52,516

			52,516

	Health Care Equipment & Supplies–0.51%
†	Align Technology	1,740	39,672
	Baxter International	5,200	310,388
†	Conmed	960	27,341
†	CryoLife	2,680	15,008
†	Gen-Probe	290	20,054
†	Haemonetics	475	30,576
†	Merit Medical Systems	2,120	38,096
†	Quidel	1,820	27,573

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Health Care Equipment & Supplies (continued)
†	SonoSite	985	$34,642
	West Pharmaceutical Services	700	30,632

			573,982

	Health Care Providers & Services–1.34%
†	Air Methods	550	41,107
†	AMN Healthcare Services	4,030	33,530
	Cardinal Health	6,800	308,856
†	Catalyst Health Solutions	635	35,446
†	Express Scripts	1,980	106,880
†	Medco Health Solutions	9,050	511,506
	Quest Diagnostics	5,100	301,410
†	Sun Healthcare Group	2,816	22,584
	UnitedHealth Group	3,080	158,866

			1,520,185

	Health Care Technology–0.03%
	Quality Systems	385	33,611

			33,611

	Hotels, Restaurants & Leisure–0.29%
†	AFC Enterprises	2,425	39,891
†	Bally Technologies	415	16,882
†	Buffalo Wild Wings	350	23,209
	CEC Entertainment	735	29,481
†	Jack in the Box	875	19,933
	McDonald’s	1,440	121,421
†	Shuffle Master	2,805	26,241
	Starbucks	1,400	55,286

			332,344

	Household Durables–0.05%
	Jarden	1,630	56,251

			56,251

	Household Products–0.55%
	Kimberly-Clark	6,010	400,026
	Procter & Gamble	3,430	218,045

			618,071

	Independent Power Producers & Energy Traders–0.00%
=	Calpine	200	0

			0

	Industrial Conglomerates–0.06%
	General Electric	3,620	68,273

			68,273

	Insurance–1.11%
	AFLAC	1,230	57,416
	Allstate	9,400	286,982
	American Equity Investment Life Holding	2,570	32,665
	Delphi Financial Group Class A	1,155	33,738
@	Harleysville Group	720	22,442
	Marsh & McLennan	9,900	308,781
	Primerica	1,250	27,463
†	ProAssurance	370	25,900
	Prudential Financial	1,550	98,565
	Travelers	6,240	364,290

			1,258,242

	Internet & Catalog Retail–0.53%
	Expedia	2,980	86,390
†	priceline.com	1,000	511,930

			598,320

	Internet Software & Services–1.23%
†	Google Class A	1,160	587,401
†	j2 Global Communications	1,210	34,158
†	Liquidity Services	1,220	28,804
†	LogMeIn	895	34,520
†	QuinStreet	1,870	24,273
†	ValueClick	1,505	24,983
	VeriSign	9,800	327,908
†	Vocus	1,250	38,263
†	Yahoo	19,080	286,963

			1,387,273

	IT Services–1.36%
	International Business Machines	420	72,051
	MasterCard Class A	1,800	542,412
	Syntel	270	15,962
†	TeleTech Holdings	1,750	36,890
†	Teradata	5,200	313,040
	Visa Class A	6,700	564,542

			1,544,897

	Life Sciences Tools & Services–0.09%
†	Thermo Fisher Scientific	1,580	101,736

			101,736

	Machinery–0.35%
	Barnes Group	1,325	32,873
	Caterpillar	830	88,362
†	Chart Industries	455	24,561
†	Columbus McKinnon	1,505	27,030
	Cummins	720	74,513
	Deere	1,070	88,222
	ESCO Technologies	750	27,600
†	Kadant	1,170	36,867

			400,028

LVIP Delaware Foundation® Moderate Allocation Fund–7

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Media–0.68%
	CBS Class B	1,150	$32,764
	Cinemark Holdings	1,030	21,331
	Comcast Class A	11,700	296,478
	Comcast Special Class	6,090	147,561
†	Knology	2,025	30,071
	National CineMedia	1,255	21,222
	News Class A	4,950	87,615
	Viacom Class B	2,550	130,050

			767,092

	Metals & Mining–0.08%
†	Castle (A.M.)	1,375	22,839
	Cliffs Natural Resources	740	68,413

			91,252

	Multiline Retail–0.36%
†	DSW Class A	905	45,802
	Kohl’s	1,720	86,017
	Macy’s	4,380	128,071
	Nordstrom	1,620	76,043
	Target	1,460	68,489

			404,422

	Multi-Utilities–0.10%
	MDU Resources Group	2,140	48,150
	NorthWestern	605	20,032
	OGE Energy	950	47,804

			115,986

	Office Electronics–0.27%
	Xerox	29,300	305,013

			305,013

	Oil, Gas & Consumable Fuels–2.31%
	Apache	350	43,187
	Berry Petroleum	1,010	53,661
†	Carrizo Oil & Gas	1,180	49,265
	Chevron	3,540	364,054
	ConocoPhillips	4,200	315,798
	EOG Resources	4,950	517,522
	Exxon Mobil	4,720	384,114
	Marathon Oil	6,000	316,080
†	Newfield Exploration	1,380	93,868
	Occidental Petroleum	1,380	143,575
†	Rosetta Resources	575	29,636
†	Swift Energy	880	32,798
	Williams	8,800	266,200

			2,609,758

	Paper & Forest Products–0.02%
†	KapStone Paper & Packaging Class A	1,355	22,452

			22,452

	Personal Products–0.30%
	Avon Products	10,900	305,200
†	Prestige Brands Holdings	2,690	34,540

			339,740

	Pharmaceuticals–1.92%
	Abbott Laboratories	1,920	101,030
	Allergan	6,300	524,475
	Johnson & Johnson	5,050	335,926
	Merck	13,400	472,886
	Perrigo	2,700	237,249
	Pfizer	24,663	508,058

			2,179,624

	Professional Services–0.16%
†	CRA International	700	18,963
†	Kforce	2,155	28,187
	Manpower	950	50,968
†	RPX	200	5,606
	Towers Watson Class A	1,140	74,909

			178,633

	Real Estate Investment Trusts–0.28%
	DuPont Fabros Technology	1,255	31,626
	EastGroup Properties	760	32,308
	Entertainment Properties Trust	750	35,025
	Home Properties	665	40,485
	Host Hotels & Resorts	3,460	58,646
	LaSalle Hotel Properties	1,420	37,403
	Sabra Healthcare REIT	1,591	26,586
	Sovran Self Storage	825	33,825
	Tanger Factory Outlet Centers	995	26,636

			322,540

	Road & Rail–0.16%
	Norfolk Southern	1,380	103,404
	Union Pacific	770	80,388

			183,792

	Semiconductors & Semiconductor Equipment–0.56%
†	Amkor Technology	4,845	29,894
†	Applied Micro Circuits	2,735	24,232
	Intel	18,590	411,954
†	IXYS	2,010	30,110
†	MEMC Electronic Materials	6,300	53,739
†	ON Semiconductor	5,790	60,621
†	Semtech	995	27,203

			637,753

LVIP Delaware Foundation® Moderate Allocation Fund–8

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Software–0.99%
†	Adobe Systems	10,500	$330,224
†	Intuit	7,300	378,577
	Microsoft	8,040	209,040
†	Nuance Communications	1,750	37,573
	Oracle	1,050	34,556
†	Progress Software	1,297	31,297
†	Radiant Systems	1,520	31,768
†	SolarWinds	725	18,952
†	SS&C Technologies Holdings	1,875	37,256
†	SuccessFactors	435	12,789

			1,122,032

	Specialty Retail–0.78%
	Big 5 Sporting Goods	1,540	12,104
	Guess	1,330	55,940
†	Jos. A. Bank Clothiers	747	37,357
	Lowe’s	24,000	559,441
	Staples	14,100	222,780

			887,622

	Textiles, Apparel & Luxury Goods–0.43%
†	G-III Apparel Group	1,265	43,617
†	Iconix Brand Group	1,370	33,154
	Jones Group	870	9,440
	NIKE Class B	3,525	317,179
†	Perry Ellis International	1,555	39,264
†	Steven Madden	1,167	43,774

			486,428

	Thrifts & Mortgage Finance–0.04%
	Dime Community Bancshares	1,795	26,099
	Flushing Financial	1,820	23,660

			49,759

	Trading Companies & Distributors–0.07%
	Applied Industrial Technologies	1,160	41,308
†	Titan Machinery	1,195	34,392

			75,700

	Wireless Telecommunication Services–0.70%
†	Crown Castle International	11,500	469,085
†	NII Holdings	7,000	296,660
	NTELOS Holdings	1,395	28,486

			794,231

	Total U.S. Markets (Cost $27,171,709)		34,084,291

§	DEVELOPED MARKETS–11.70%
	Aerospace & Defense–0.19%
	Finmeccanica	17,424	210,811

			210,811

	Air Freight & Logistics–0.37%
†	Deutsche Post	21,845	419,933

			419,933

	Airlines–0.25%
	Singapore Airlines	24,679	285,640

			285,640

	Auto Components–0.04%
	Sumitomo Rubber Industries	3,375	40,836

			40,836

	Automobiles–0.52%
	Bayerische Motoren Werke	2,648	264,409
	Toyota Motor	7,900	325,275

			589,684

	Beverages–0.13%
	Coca-Cola Amatil	11,845	145,323

			145,323

	Building Products–0.53%
	Asahi Glass	25,000	292,521
	Cie de Saint-Gobain	4,780	309,808

			602,329

	Chemicals–0.36%
	Agrium	820	71,963
	Syngenta ADR	4,925	332,732

			404,695

	Commercial Banks–1.18%
	Banco Santander	14,863	171,212
†	Commerzbank	48,244	207,781
	Mitsubishi UFJ Financial Group	51,100	248,997
	Nordea Bank	22,584	242,527
	Standard Chartered	9,675	254,132
	UniCredit	97,838	207,081

			1,331,730

	Construction Materials–0.25%
	Lafarge	4,428	282,131

			282,131

	Containers & Packaging–0.29%
	Rexam	54,150	332,899

			332,899

	Diversified Telecommunication Services–0.36%
	China Unicom Hong Kong ADR	5,700	115,539
	Telefonica	12,171	297,241

			412,780

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	DEVELOPED MARKETS (continued)

	Electrical Equipment–0.28%
	Alstom	5,164	$318,053

			318,053

	Energy Equipment & Services–0.10%
†	Nabors Industries	1,770	43,613
	Noble	1,680	66,208

			109,821

	Food & Staples Retailing–0.12%
	Metro	2,213	134,006

			134,006

	Food Products–0.87%
	Aryzta	6,394	343,388
	China Mengniu Dairy	13,000	43,899
	Greggs	26,387	224,216
	Parmalat	99,943	375,929

			987,432

	Household Durables–0.16%
	Techtronic Industries	151,500	181,481

			181,481

	Industrial Conglomerates–0.22%
	Koninklijke Philips Electronics	9,102	233,906
@	Tianjin Development Holdings	18,000	11,340

			245,246

	Insurance–0.35%
	Alterra Capital Holdings	1,160	25,868
	AXA	16,395	372,143

			398,011

	IT Services–0.74%
	Accenture Class A	1,920	116,006
†	CGI Group	28,639	707,067
†	InterXion Holding	910	13,777

			836,850

	Life Sciences Tools & Services–0.02%
†	ICON ADR	1,220	28,743

			28,743

	Machinery–0.29%
	Vallourec	2,709	330,246

			330,246

	Marine–0.01%
†	Box Ships	1,035	10,226

			10,226

	Media–0.48%
†	Promotora de Informaciones ADR	6,700	67,000
	Publicis Groupe	2,952	164,781
	Vivendi	11,242	313,326

			545,107

	Metals & Mining–0.43%
	Anglo American ADR	2,000	49,568
	ArcelorMittal	4,570	158,917
	Rio Tinto	3,892	281,015

			489,500

	Multiline Retail–0.27%
	Don Quijote	4,100	142,565
	PPR	947	168,654

			311,219

	Multi-Utilities–0.26%
	National Grid	29,647	291,841

			291,841

	Oil, Gas & Consumable Fuels–0.27%
	Total	5,252	303,615

			303,615

	Pharmaceuticals–1.19%
	Meda Class A	34,327	373,883
	Novartis	5,052	309,604
	Novo Nordisk ADR	2,700	338,256
	Sanofi	4,007	322,304

			1,344,047

	Professional Services–0.29%
	Teleperformance	11,121	327,230

			327,230

	Real Estate Management & Development–0.02%
=†#	Etalon Group GDR 144A	3,000	20,670

			20,670

	Textiles, Apparel & Luxury Goods–0.21%
	Yue Yuen Industrial Holdings	76,500	243,345

			243,345

	Trading Companies & Distributors–0.30%
	ITOCHU	32,114	333,971

			333,971

	Wireless Telecommunication Services–0.35%
	China Mobile ADR	3,000	140,340
	Vodafone Group	62,109	164,686

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	DEVELOPED MARKETS (continued)

	Wireless Telecommunication Services (continued)
	Vodafone Group ADR	3,360	$89,779

			394,805

	Total Developed Markets (Cost $10,588,223)		13,244,256

×	EMERGING MARKETS–8.22%
	Airlines–0.03%
	Gol Linhas Aereas Inteligentes ADR	2,700	32,805

			32,805

	Automobiles–0.04%
	Mahindra & Mahindra	2,607	41,107
†	Oriental Holdings	240	411

			41,518

	Beverages–0.20%
	Fomento Economico Mexicano ADR	900	59,841
@	Lotte Chilsung Beverage	105	130,010
	Tsingtao Brewery	3,305	19,150
@†	United Spirits	832	18,316

			227,317

	Chemicals–0.25%
	Braskem ADR	3,300	95,964
	Israel Chemicals	2,300	36,704
	KCC	294	92,400
†	Petronas Chemicals Group	22,700	53,391

			278,459

	Commercial Banks–1.17%
	ABSA Group	1,588	31,675
	Banco Bradesco ADR	3,014	61,757
	Banco Santander Brasil ADR	8,200	96,022
	Bangkok Bank	7,908	40,838
	Bank of China	124,300	60,839
	China Construction Bank	82,028	68,286
	Credicorp	400	34,440
	Grupo Financiero Banorte	10,800	49,031
	Hong Leong Bank	5,100	22,617
	ICICI Bank ADR	1,100	54,230
	Industrial & Commercial Bank of China	97,406	74,295
	Itau Unibanco Holding ADR	800	18,840
@	KB Financial Group ADR	3,278	156,688
	Malayan Banking Berhad	20,629	61,161
	OTP Bank	1,869	60,818
	Powszechna Kasa Oszczednosci Bank Polski	3,796	58,090
	Sberbank	38,748	142,593
	Standard Bank Group	6,668	98,608
	State Bank of India	325	17,552
	Turkiye Is Bankasi	11,722	35,977
	VTB Bank GDR	12,400	76,571

			1,320,928

	Communications Equipment–0.38%
	HTC	12,750	429,971

			429,971

	Construction & Engineering–0.04%
†	Empresas ADR	4,400	40,568

			40,568

	Construction Materials–0.17%
†	Cemex ADR	13,624	117,166
	Siam Cement NVDR	3,300	38,058
†	Ultratech Cement	1,698	35,452

			190,676

	Diversified Consumer Services–0.01%
†	Xueda Education Group ADR	1,600	12,800

			12,800

	Diversified Financial Services–0.05%
	Fubon Financial Holding	38,848	59,719

			59,719

	Diversified Telecommunication Services–0.25%
	China Telecom	38,000	24,807
	Chunghwa Telecom ADR	2,203	76,114
	KT ADR	3,700	71,928
	LG Uplus	7,470	40,568
	Telecomunicacoes de Sao Paulo ADR	2,480	73,656

			287,073

	Electric Utilities–0.12%
†	Centrais Eletricas Brasileiras ADR	3,100	41,850
	Light	2,600	49,022
	Polska Grupa Energetyczna	5,602	48,991

			139,863

	Electrical Equipment–0.00%
†	Leoch International Technology	4,000	1,609

			1,609

	Electronic Equipment, Instruments & Components–0.17%
	Hon Hai Precision Industry	43,440	149,164
	LG Display ADR	3,000	42,150

			191,314

	Energy Equipment & Services–0.04%
	Oil India	1,717	49,929

			49,929

LVIP Delaware Foundation® Moderate Allocation Fund–11

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	EMERGING MARKETS (continued)

	Food & Staples Retailing–0.08%
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,200	$56,340
	Wal-Mart de Mexico Series V	11,173	33,158

			89,498

	Food Products–0.20%
	Brazil Foods ADR	4,400	76,252
@	Cresud ADR	3,900	63,336
@	Lotte Confectionery	44	70,144
	Tingyi Cayman Islands Holding	6,446	19,956

			229,688

	Hotels, Restaurants & Leisure–0.25%
†	Arcos Dorados Holdings Class A	200	4,218
†	Ctrip.com International ADR	6,550	282,173

			286,391

	Household Durables–0.11%
	LG Electronics	709	55,315
†	Turk Sise ve Cam Fabrikalari	31,976	69,937

			125,252

	Independent Power Producers & Energy Traders–0.06%
@	Huaneng Power International ADR	3,400	72,488

			72,488

	Insurance–0.21%
	Cathay Financial Holdings	25,100	38,853
	Powszechny Zaklad Ubezpieczen	584	79,818
	Samsung Life Insurance	1,340	119,623

			238,294

	Internet & Catalog Retail–0.04%
	B2W Cia Global Do Varejo	3,432	41,974

			41,974

	Internet Software & Services–0.17%
	Alibaba.com	15,000	23,994
	Sina	1,100	114,510
†	Sohu.com	800	57,816

			196,320

	Machinery–0.05%
	United Tractors	19,031	55,406

			55,406

	Marine–0.06%
	Santos Brasil Participacoes	3,600	64,647

			64,647

	Media–0.11%
	Grupo Televisa ADR	5,000	123,000

			123,000

	Metals & Mining–0.58%
	Anglo American Platinum	605	56,298
	ArcelorMittal South Africa	4,936	57,754
	Cia de Minas Buenaventura ADR	1,300	49,374
@	Gerdau	5,900	53,523
	Gerdau ADR	4,300	45,236
	Impala Platinum Holdings	1,275	34,405
	MMC Norilsk Nickel ADR	2,735	71,668
	POSCO ADR	500	54,310
@	Steel Authority of India	8,592	26,540
	Vale ADR	6,400	204,479

			653,587

	Multiline Retail–0.12%
	Hyundai Department Store	760	123,820
†	Magazine Luiza	1,300	13,342

			137,162

	Oil, Gas & Consumable Fuels–1.42%
	China Petroleum & Chemical ADR	100	10,144
	CNOOC	117,000	275,578
	CNOOC ADR	100	23,593
	Gazprom ADR	9,000	131,382
=†	Jastrzebska Spolka Weglowa	1,070	53,050
	LUKOIL ADR	900	57,375
	PetroChina ADR	500	73,015
	Petroleo Brasileiro SA ADR	8,000	270,880
	Petroleo Brasileiro SP ADR	8,700	266,916
†	Polski Koncern Naftowy Orlen	2,739	51,701
	PTT	4,958	54,093
	PTT Exploration & Production	4,000	22,277
#	Reliance Industries GDR 144A	2,500	100,426
†	Rosneft Oil GDR	10,300	86,832
	Sasol ADR	1,400	74,046
	Tambang Batubara Bukit Asam	24,000	58,346

			1,609,654

	Paper & Forest Products–0.05%
	Fibria Celulose ADR	4,731	62,402

			62,402

	Pharmaceuticals–0.31%
	Hypermarcas	4,700	44,263
	Teva Pharmaceutical Industries ADR	6,300	303,786

			348,049

	Real Estate Management & Development–0.18%
	BR Malls Participacoes	500	5,628
	Cyrela	3,121	29,832
@	IRSA Inversiones y Representaciones ADR	1,900	26,144

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	EMERGING MARKETS (continued)

	Real Estate Management & Development (continued)
@	KLCC Property Holdings	28,900	$32,063
	Torunlar Gayrimenkul Yatirim Ortakligi	7,396	28,191
†	UEM Land Holdings	85,100	79,416

			201,274

	Road & Rail–0.02%
	All America Latina Logistica	3,000	25,312

			25,312

	Semiconductors & Semiconductor Equipment–0.39%
	Mediatek	1,002	10,886
†	MStar Semiconductor	3,000	17,177
	Samsung Electronics	253	196,759
	Taiwan Semiconductor Manufacturing	26,204	65,869
	Taiwan Semiconductor Manufacturing ADR	5,700	71,877
	United Microelectronics	153,000	76,014

			438,582

	Software–0.17%
†	Check Point Software Technologies	2,120	120,522
†	Shanda Interactive Entertainment ADR	1,800	69,858

			190,380

	Tobacco–0.13%
	KT&G	2,341	145,682

			145,682

	Wireless Telecommunication Services–0.59%
†	America Movil ADR	700	37,716
	Mobile Telesystems ADR	10,900	207,318
	MTN Group	2,032	43,289
	SK Telecom ADR	9,700	181,390
	Turkcell Iletisim Hizmet ADR	5,000	67,750
	Vodacom Group	10,511	130,716

			668,179

	Total Emerging Markets (Cost $7,649,257)		9,307,770

	Total Common Stock (Cost $45,409,189)		56,636,317

	CONVERTIBLE PREFERRED STOCK–0.10%
	Apache 6.00% exercise price $109.12, expiration date 8/1/13	400	26,367
	Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	268	14,003
	Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	21	21,058
#	Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49	13	16,413
	Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49	20	22,505
	SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	100	15,719

	Total Convertible Preferred Stock (Cost $111,866)		116,065

	EXCHANGE-TRADED FUNDS–8.05%
	iShares MSCI EAFE Growth Index Fund	75,150	4,738,959
	iShares MSCI EAFE Index Fund	51,700	3,109,238
	Vanguard MSCI EAFE	33,200	1,264,256

	Total Exchange-Traded Funds (Cost $7,194,895)		9,112,453

	PREFERRED STOCK–0.24%
	Alabama Power 5.625%	1,650	41,333
#	Ally Financial 144A 7.00%	100	93,988
•	PNC Financial Services Group 8.25%	125,000	133,466

	Total Preferred Stock (Cost $261,160)		268,787

		Principal
		Amount°

	AGENCY ASSET-BACKED SECURITIES–0.00%
•	Fannie Mae Whole Loan
	Series 2002-W11 AV1
	0.526% 11/25/32	697	671

	Total Agency Asset-Backed Securities (Cost $697)		671

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.63%
	Fannie Mae Grantor Trust
	Series 2001-T8 A2
	9.50% 7/25/41	9,244	11,161
	Fannie Mae REMICs
	Series 1996-46 ZA
	7.50% 11/25/26	8,848	9,914
	Series 2003-26 AT
	5.00% 11/25/32	95,000	101,571
	Series 2003-122 AJ
	4.50% 2/25/28	6,249	6,455
	Series 2010-41 PN
	4.50% 4/25/40	40,000	40,159
	Fannie Mae Whole Loan
	Series 2004-W9 2A1
	6.50% 2/25/44	16,748	18,751

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

	Fannie Mae Whole Loan (continued)
	Series 2004-W11 1A2
	6.50% 5/25/44	16,936	$18,896
	Freddie Mac REMICs Series 1730 Z
	7.00% 5/15/24	7,318	8,269
	Series 2326 ZQ
	6.50% 6/15/31	33,884	38,432
	Series 2557 WE
	5.00% 1/15/18	25,000	27,365
	Series 2662 MA
	4.50% 10/15/31	5,636	5,826
	Series 2694 QG
	4.50% 1/15/29	20,441	20,872
	Series 2872 GC
	5.00% 11/15/29	40,000	41,383
	Series 3022 MB
	5.00% 12/15/28	16,613	16,951
	Series 3173 PE
	6.00% 4/15/35	95,000	105,245
	Series 3337 PB
	5.50% 7/15/30	17,476	17,705
	Series 3656 PM
	5.00% 4/15/40	70,000	74,088
◆	Freddie Mac Structured Pass Through Securities
	Series T-58 2A
	6.50% 9/25/43	17,678	19,927
	GNMA
	Series 2010-113 KE
	4.50% 9/20/40	95,000	96,649
	NCUA Guaranteed Notes
	Series 2010-C1 A2
	2.90% 10/29/20	30,000	29,944

	Total Agency Collateralized Mortgage Obligations (Cost $692,440)		709,563

	AGENCY MORTGAGE-BACKED SECURITIES–4.55%
	Fannie Mae
	6.50% 8/1/17	7,153	7,833
•	Fannie Mae ARM
	2.538% 4/1/36	5,361	5,640
	4.991% 3/1/38	10,255	10,959
	5.141% 11/1/35	6,641	7,080
	5.904% 8/1/37	20,437	22,215
	Fannie Mae Relocation 30 yr
	5.00% 11/1/34	11,668	12,297
	Fannie Mae S.F. 15 yr
	4.00% 7/1/24	101,124	105,585
	4.00% 7/1/25	96,308	100,527
	4.00% 8/1/25	132,280	138,075
	4.00% 11/1/25	138,701	145,123
	4.50% 6/1/23	28,310	30,099
	5.00% 5/1/21	17,229	18,643
	5.50% 4/1/23	19,143	20,762
	Fannie Mae S.F. 15 yr TBA
	4.50% 7/1/26	250,000	265,000
	Fannie Mae S.F. 30 yr
	5.00% 12/1/36	56,222	60,027
	5.00% 12/1/37	7,240	7,707
	5.00% 2/1/38	4,408	4,691
	5.00% 7/1/40	302,438	321,956
	5.50% 4/1/37	73,548	80,296
	6.00% 9/7/36	143,547	158,202
	6.50% 2/1/36	27,625	31,340
	7.50% 6/1/31	11,696	13,729
	7.50% 1/15/32	2,716	3,195
	Fannie Mae S.F. 30 yr TBA
	4.00% 7/1/41	440,000	440,000
	5.50% 7/1/41	785,000	848,781
	6.00% 7/1/41	1,850,000	2,032,111
	6.50% 7/1/41	185,000	209,455
•	Freddie Mac ARM
	2.822% 4/1/34	3,074	3,228
	5.53% 7/1/36	7,298	7,682
	5.80% 10/1/36	13,879	14,961
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	10,868	11,324
	5.00% 6/1/18	6,964	7,487
	Freddie Mac S.F. 30 yr
	7.00% 11/1/33	5,717	6,637

	Total Agency Mortgage-Backed Securities (Cost $5,123,287)		5,152,647

	COMMERCIAL MORTGAGE-BACKED SECURITIES–1.47%
	Bank of America Commercial Mortgage Securities
	•Series 2004-3 A5
	5.536% 6/10/39	14,507	15,673
	•Series 2005-1 A5
	5.163% 11/10/42	30,000	32,668
	•Series 2005-6 A4
	5.195% 9/10/47	110,000	120,019
	Series 2006-4 A4
	5.634% 7/10/46	10,000	10,942
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4
	5.405% 12/11/40	50,000	54,508
	•Series 2006-PW12 A4
	5.72% 9/11/38	95,000	104,618
	Series 2007-PW15 A4 5.331% 2/11/44	25,000	26,405

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

◆	Commercial Mortgage Pass Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44	115,000	$124,504
	Series 2006-C7 A2
	5.69% 6/10/46	3,398	3,396
	#Series 2010-C1 A1 144A
	3.156% 7/10/46	44,440	44,757
•	Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB
	5.422% 2/15/39	13,855	14,646
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3
	4.602% 8/10/38	2,277	2,276
	•Series 2004-GG2 A6
	5.396% 8/10/38	70,000	75,715
	Series 2005-GG4 A4
	4.761% 7/10/39	225,000	237,099
	Series 2005-GG4 A4A
	4.751% 7/10/39	20,000	21,319
	•Series 2006-GG6 A4
	5.553% 4/10/38	20,000	21,735
•	Greenwich Capital Commercial Funding
	Series 2005-GG5 A5
	5.224% 4/1/37	140,000	150,321
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP4 A4
	4.918% 10/15/42	35,000	37,758
	Series 2005-LDP5 A4
	5.205% 12/15/44	35,000	38,194
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31	60,000	63,275
•	Morgan Stanley Capital I Series 2004-T15 A4
	5.27% 6/13/41	115,000	124,477
	Series 2007-T27 A4
	5.641% 6/11/42	85,000	94,103
	Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2
	4.74% 11/13/36	74,473	77,299
#	OBP Depositor Series 2010-OBP A 144A 4.646% 7/15/45	100,000	103,786
•	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C20 A5
	5.087% 7/15/42	7,996	8,070
#	WF-RBS Commercial Mortgage Trust
	Series 2011-C3 A4 144A
	4.375% 3/15/44	60,000	59,020

	Total Commercial Mortgage-Backed Securities (Cost $1,537,933)		1,666,583

	CONVERTIBLE BONDS–0.85%
	Aerospace & Defense–0.04%
	AAR 1.75% exercise price $29.43, expiration date 2/1/26	23,000	25,358
	L-3 Communications Holdings 3.00% exercise price $97.79, expiration date 8/1/35	15,000	15,356

			40,714

	Auto Components–0.02%
	ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	27,000	25,920

			25,920

	Biotechnology–0.05%
	Amgen 0.375% exercise price $79.48, expiration date 2/1/13	39,000	39,341
	Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	17,000	18,764

			58,105

	Capital Markets–0.04%
#	Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	14,000	14,770
	Jefferies Group 3.875% exercise price $38.49, expiration date 11/1/29	25,000	25,125

			39,895

	Communications Equipment–0.02%
	Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	25,000	24,500

			24,500

	Computers & Peripherals–0.02%
	SanDisk 1.50% exercise price $52.37, expiration date 8/15/17	20,000	21,250

			21,250

	Diversified Telecommunication Services–0.05%
#	Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	21,000	20,948
	Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	40,000	40,100

			61,048

	Electrical Equipment–0.02%
Φ	General Cable 4.50% exercise price $36.75, expiration date 11/15/29	12,000	16,575

			16,575

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CONVERTIBLE BONDS (continued)

	Energy Equipment & Services–0.03%
	Transocean 1.50% exercise price $166.65, expiration date 12/15/37	31,000	$30,816

			30,816

	Food & Staples Retailing–0.00%
	Pantry 3.00% exercise price $50.09, expiration date 11/15/12	3,000	2,993

			2,993

	Health Care Equipment & Supplies–0.11%
	Alere 3.00% exercise price $43.98, expiration date 5/15/16	13,000	14,219
Φ	Hologic 2.00% exercise price $38.59, expiration date 12/15/37	52,000	50,699
	Medtronic 1.625% exercise price $54.00, expiration date 4/15/13	36,000	36,990
	Nuvasive 2.75% exercise price $42.13, expiration date 7/1/17	16,000	16,260

			118,168

	Hotels, Restaurants & Leisure–0.02%
#	Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	12,000	15,300
#	Home Inns & Hotels Management 144A 2.00% exercise price $49.37, expiration date 12/15/15	8,000	7,880

			23,180

	Internet Software & Services–0.05%
	Equinix 4.75% exercise price $84.32, expiration date 6/15/16	21,000	29,768
	VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	24,000	27,810

			57,578

	IT Services–0.01%
	Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	15,000	15,131

			15,131

	Machinery–0.01%
#	Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	10,000	10,863

			10,863

	Media–0.03%
	Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	35,000	33,075

			33,075

	Oil, Gas & Consumable Fuels–0.03%
	Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	22,000	20,047
	Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	11,000	13,503

			33,550

	Packaging & Containers–0.03%
#	Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	35,000	34,650

			34,650

	Real Estate Investment Trusts–0.12%
#	Digital Realty Trust 144A 5.50% exercise price $41.83, expiration date 4/15/29	10,000	15,169
	Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29	29,000	32,661
#	Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	25,000	34,531
	National Retail Properties 5.125% exercise price $25.40, expiration date 6/15/28	45,000	50,174

			132,535

	Semiconductors & Semiconductor Equipment–0.08%
	Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	18,000	18,338
	Intel 2.95% exercise price $30.36, expiration date 12/15/35	20,000	20,775
	Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27	43,000	45,741
	Rovi 2.625% exercise price $47.36, expiration date 2/10/40	7,000	9,520

			94,374

	Wireless Telecommunication Services–0.07%
#	Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40	14,000	12,495
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	33,000	31,391
	NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	27,000	27,169

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CONVERTIBLE BONDS (continued)

	Wireless Telecommunication Services (continued)
	SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	9,000	$12,668

			83,723

	Total Convertible Bonds (Cost $880,115)		958,643

	CORPORATE BONDS–19.68%
	Aerospace & Defense–0.10%
#	Meccanica Holdings 144A
	6.25% 7/15/19	100,000	106,863

			106,863

	Airlines–0.03%
#	United Air Lines 144A
	12.00% 11/1/13	30,000	32,325

			32,325

	Auto Components–0.24%
#	Allison Transmission 144A
	11.00% 11/1/15	39,000	41,730
	America Axle & Manufacturing
	7.875% 3/1/17	60,000	60,300
	ArvinMeritor
	8.125% 9/15/15	45,000	47,138
#	Delphi 144A
	6.125% 5/15/21	50,000	49,625
	Goodyear Tire & Rubber
	8.25% 8/15/20	25,000	27,125
#	Pinafore 144A
	9.00% 10/1/18	40,000	43,300

			269,218

	Automobiles–0.08%
	Ford Motor
	7.45% 7/16/31	75,000	85,398

			85,398

	Beverages–0.37%
	Anheuser-Busch InBev Worldwide 5.00% 3/1/19	50,000	54,230
	5.375% 11/15/14	100,000	111,760
	Coca-Cola Enterprises
	3.50% 9/15/20	100,000	95,936
#	Pernod-Ricard 144A
	5.75% 4/7/21	150,000	157,359

			419,285

	Building Products–0.07%
#	Nortek 144A
	8.50% 4/15/21	45,000	41,850
	Ply Gem Industries
	13.125% 7/15/14	40,000	42,200

			84,050

	Capital Markets–0.33%
	E Trade Financial PIK
	12.50% 11/30/17	42,000	49,350
	Goldman Sachs Group
	5.375% 3/15/20	50,000	51,722
	Jefferies Group 6.25% 1/15/36	35,000	32,741
	6.45% 6/8/27	55,000	55,156
	Lazard Group
	6.85% 6/15/17	95,000	104,898
	Nuveen Investments 10.50% 11/15/15	46,000	47,265
	#144A 10.50% 11/15/15	35,000	35,613

			376,745

	Chemicals–0.48%
	CF Industries
	7.125% 5/1/20	30,000	34,988
	Dow Chemical
	4.25% 11/15/20	85,000	83,273
	8.55% 5/15/19	165,000	213,078
	duPont (E.I.) deNemours
	3.625% 1/15/21	90,000	87,536
	Hexion US Finance
	8.875% 2/1/18	25,000	26,125
#	MacDermid 144A
	9.50% 4/15/17	27,000	28,215
	Momentive Performance Materials
	11.50% 12/1/16	50,000	53,500
#	Nalco 144A
	6.625% 1/15/19	20,000	20,600

			547,315

	Commercial Banks–2.30%
	Abbey National Treasury Services
	4.00% 4/27/16	55,000	54,636
#	Bank of Montreal 144A
	2.85% 6/9/15	100,000	103,705
	BB&T 5.25% 11/1/19	152,000	160,444
•	BB&T Capital Trust IV
	6.82% 6/12/57	50,000	50,813
#	Canadian Imperial Bank of Commerce 144A
	2.60% 7/2/15	100,000	102,564
	Capital One Capital V
	10.25% 8/15/39	85,000	90,631
	City National
	5.25% 9/15/20	60,000	61,480

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)

	Fifth Third Bancorp
	3.625% 1/25/16		205,000	$206,996
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		40,000	39,600
	JPMorgan Chase Bank
	6.00% 10/1/17		250,000	278,183
	KeyCorp
	5.10% 3/24/21		195,000	198,985
	PNC Funding 5.125% 2/8/20		70,000	75,080
	5.25% 11/15/15		30,000	32,720
	5.625% 2/1/17		38,000	41,892
•#	PNC Preferred Funding Trust II 144A
	6.113% 3/29/49		100,000	87,014
•#	Rabobank Nederland 144A
	11.00% 12/29/49		145,000	185,558
•	SunTrust Capital VIII
	6.10% 12/15/36		105,000	103,228
	SVB Financial Group 5.375% 9/15/20		100,000	100,662
	US Bancorp
	4.125% 5/24/21		100,000	99,619
•	USB Capital IX
	3.50% 4/15/49		145,000	120,030
	Wachovia
	5.625% 10/15/16		45,000	48,907
	Wells Fargo 4.60% 4/1/21		70,000	70,526
	4.75% 2/9/15		250,000	267,617
	Zions Bancorporation
	7.75% 9/23/14		15,000	16,459

				2,597,349

	Commercial Services & Supplies–0.44%
#	Brambles USA 144A 3.95% 4/1/15		115,000	118,726
	5.35% 4/1/20		15,000	15,384
	Casella Waste Systems
	11.00% 7/15/14		25,000	27,938
	Corrections Corporation of America 7.75% 6/1/17		31,000	33,906
	FTI Consulting 6.75% 10/1/20		20,000	20,300
	7.75% 10/1/16		6,000	6,300
#	Geo Group 144A
	6.625% 2/15/21		20,000	19,950
	International Lease Finance 6.25% 5/15/19		44,000	43,057
	8.25% 12/15/20		20,000	21,650
	8.75% 3/15/17		80,000	87,700
	Mobile Mini
	6.875% 5/1/15		13,000	13,293
	Republic Services 4.75% 5/15/23		55,000	54,735
	5.25% 11/15/21		30,000	31,761

				494,700

	Computers & Peripherals–0.23%
	Hewlett-Packard
	4.30% 6/1/21		205,000	207,419
#	Seagate Technology International 144A
	10.00% 5/1/14		48,000	55,920

				263,339

	Construction Materials–0.04%
	Headwaters
	7.625% 4/1/19		50,000	45,750

				45,750

	Consumer Finance–0.17%
	Ford Motor Credit
	12.00% 5/15/15		155,000	192,372

				192,372

	Containers & Packaging–0.12%
	Berry Plastics
	9.75% 1/15/21		35,000	34,038
	Graham Packaging
	8.25% 10/1/18		10,000	11,175
#	Plastipak Holdings 144A
	10.625% 8/15/19		25,000	28,250
	Pregis
	12.375% 10/15/13		35,000	34,868
	Smurfit Kappa Funding
	7.75% 4/1/15		25,000	25,375

				133,706

	Diversified Consumer Services–0.07%
	Yale University
	2.90% 10/15/14		80,000	84,344

				84,344

	Diversified Financial Services–1.07%
#	ABB Treasury Center USA 144A 4.00% 6/15/21		50,000	49,062
•	Bear Stearns
	5.44% 12/7/12	AUD	140,000	148,775
#	Crown Castle Towers 144A
	4.883% 8/15/20		270,000	271,991
#	ERAC USA Finance 144A
	5.25% 10/1/20		155,000	164,709
	General Electric Capital 4.375% 9/16/20		55,000	54,472
	5.30% 2/11/21		65,000	67,762
	6.00% 8/7/19		190,000	210,720

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Diversified Financial Services (continued)
•#	HBOS Capital Funding 144A
	6.071% 6/29/49	40,000	$34,800
	Korea Development Bank
	8.00% 1/23/14	100,000	113,887
	PHH
	9.25% 3/1/16	85,000	93,393

			1,209,571

	Diversified Telecommunication Services–1.27%
	AT&T
	4.45% 5/15/21	115,000	117,264
	Avaya 9.75% 11/1/15	40,000	41,000
	PIK 10.125% 11/1/15	15,000	15,488
	#144A 7.00% 4/1/19	70,000	68,075
	Centurylink
	6.45% 6/15/21	60,000	59,422
#	Clearwire Communications 144A
	12.00% 12/1/15	123,000	132,199
	Global Crossing
	12.00% 9/15/15	35,000	40,950
	Hughes Network Systems
	9.50% 4/15/14	30,000	30,825
	Intelsat Bermuda
	11.25% 2/4/17	35,000	37,669
#	Intelsat Jackson Holdings 144A
	7.25% 10/15/20	40,000	39,900
	Level 3 Financing
	10.00% 2/1/18	35,000	37,756
	PAETEC Holding 8.875% 6/30/17	10,000	10,550
	9.50% 7/15/15	25,000	26,063
	Qwest
	8.375% 5/1/16	165,000	195,524
#	Telcordia Technologies 144A
	11.00% 5/1/18	15,000	19,013
	Telecom Italia Capital 5.25% 10/1/15	20,000	20,812
	6.999% 6/4/18	60,000	65,711
	7.721% 6/4/38	35,000	34,906
	Telefonica Emisiones 5.462% 2/16/21	40,000	40,683
	6.421% 6/20/16	10,000	11,177
	Telesat Canada 11.00% 11/1/15	67,000	73,616
	12.50% 11/1/17	11,000	13,255
	Virgin Media Secured Finance
	6.50% 1/15/18	200,000	220,249
#	West 144A
	7.875% 1/15/19	15,000	14,588
#	Wind Acquisition Finance 144A
	11.75% 7/15/17	50,000	56,875
	Windstream
	8.125% 8/1/13	10,000	10,900

			1,434,470

	Electric Utilities–1.02%
#	American Transmission Systems 144A 5.25% 1/15/22	105,000	111,698
#	Calpine 144A
	7.875% 7/31/20	25,000	26,250
	Commonwealth Edison 4.00% 8/1/20	20,000	19,845
	5.80% 3/15/18	45,000	50,517
	Duke Energy Carolinas
	3.90% 6/15/21	45,000	45,062
#	Enel Finance International 144A
	6.00% 10/7/39	100,000	90,649
	Florida Power
	5.65% 6/15/18	25,000	28,563
	GenOn Energy 9.50% 10/15/18	60,000	62,700
	9.875% 10/15/20	20,000	21,000
	Great Plains Energy
	4.85% 6/1/21	80,000	80,413
	Illinois Power
	9.75% 11/15/18	155,000	203,961
#	Ipalco Enterprises 144A
	5.00% 5/1/18	35,000	34,277
	Jersey Central Power & Light
	5.625% 5/1/16	25,000	28,112
	Pennsylvania Electric
	5.20% 4/1/20	70,000	73,849
	PPL Electric Utilities
	7.125% 11/30/13	10,000	11,354
	Public Service Company of Oklahoma
	5.15% 12/1/19	75,000	79,817
•	Puget Sound Energy
	6.974% 6/1/67	75,000	74,810
	Southern California Edison
	5.50% 8/15/18	95,000	108,253

			1,151,130

	Electronic Equipment, Instruments & Components–0.01%
	Jabil Circuit
	7.75% 7/15/16	10,000	11,125

			11,125

	Energy Equipment & Services–0.33%
	Complete Production Services
	8.00% 12/15/16	31,000	32,550
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16	43,000	44,505
#	Hercules Offshore 144A
	10.50% 10/15/17	30,000	31,500

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Energy Equipment & Services (continued)

	Transocean
	6.50% 11/15/20	165,000	$184,838
	Weatherford International
	9.625% 3/1/19	65,000	84,064

			377,457

	Food & Staples Retailing–0.17%
	CVS Caremark
	5.75% 5/15/41	80,000	78,935
	Delhaize Group 5.70% 10/1/40	38,000	35,475
	6.50% 6/15/17	30,000	34,630
	Ingles Markets
	8.875% 5/15/17	18,000	19,350
	New Albertsons
	7.25% 5/1/13	5,000	5,138
	Tops Markets
	10.125% 10/15/15	15,000	15,994

			189,522

	Food Products–0.25%
#	Bumble Bee Acquisition 144A
	9.00% 12/15/17	65,000	65,650
#	Del Monte Foods 144A
	7.625% 2/15/19	38,000	38,570
#	Dole Food 144A
	8.00% 10/1/16	25,000	26,313
	Kraft Foods
	6.125% 8/23/18	80,000	91,878
	Smithfield Foods
	10.00% 7/15/14	6,000	6,990
	Tyson Foods
	10.50% 3/1/14	15,000	17,888
#	Viskase 144A
	9.875% 1/15/18	35,000	36,663

			283,952

	Gas Utilities–0.19%
	AmeriGas Partners 6.50% 5/20/21	30,000	30,338
	7.125% 5/20/16	5,000	5,175
	Centerpoint Energy
	5.95% 2/1/17	60,000	67,243
#	Inergy 144A
	6.875% 8/1/21	20,000	20,025
	Sempra Energy
	6.15% 6/15/18	80,000	91,202

			213,983

	Health Care Equipment & Supplies–0.78%
	Accellent
	8.375% 2/1/17	20,000	20,775
	Biomet 11.625% 10/15/17	8,000	8,900
	PIK 10.375% 10/15/17	15,000	16,613
	CareFusion
	6.375% 8/1/19	205,000	231,753
	Covidien International Finance
	4.20% 6/15/20	245,000	250,071
#	DJO Finance 144A
	9.75% 10/15/17	15,000	15,300
	Hospira
	6.40% 5/15/15	150,000	170,575
#	Mylan 144A
	6.00% 11/15/18	45,000	45,956
	Zimmer Holdings
	4.625% 11/30/19	120,000	126,317

			886,260

	Health Care Providers & Services–0.75%
#	AMGH Merger Subsidiary 144A
	9.25% 11/1/18	30,000	31,800
	Community Health Systems
	8.875% 7/15/15	10,000	10,325
	Coventry Health Care
	5.45% 6/15/21	70,000	71,762
	Express Scripts
	3.125% 5/15/16	90,000	90,656
#	HCA Holdings 144A
	7.75% 5/15/21	60,000	62,550
#	Health Care Services 144A
	4.70% 1/15/21	25,000	25,708
#	Highmark 144A 4.75% 5/15/21	35,000	34,799
	6.125% 5/15/41	15,000	14,883
	Laboratory Corporation of America Holdings
	4.625% 11/15/20	25,000	25,438
	McKesson
	4.75% 3/1/21	70,000	72,778
	Medco Health Solutions 4.125% 9/15/20	90,000	86,931
	7.125% 3/15/18	110,000	128,709
#	Multiplan 144A
	9.875% 9/1/18	40,000	42,700
	Quest Diagnostics 4.70% 4/1/21	125,000	128,203
	4.75% 1/30/20	10,000	10,360
	Radnet Management
	10.375% 4/1/18	15,000	15,413

			853,015

	Hotels, Restaurants & Leisure–0.38%
#	Ameristar Casinos 144A
	7.50% 4/15/21	25,000	25,906

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Hotels, Restaurants & Leisure (continued)
	CKE Restaurants
	11.375% 7/15/18	30,000	$32,925
	Dave & Buster’s
	11.00% 6/1/18	10,000	10,750
#	Dunkin Finance 144A
	9.625% 12/1/18	15,000	15,206
#	Equinox Holdings 144A
	9.50% 2/1/16	5,000	5,275
	Harrah’s Operating
	10.00% 12/15/18	85,000	77,137
#	Marina District Finance 144A
	9.875% 8/15/18	15,000	15,638
	MGM MIRAGE
	11.375% 3/1/18	95,000	107,112
	OSI Restaurant Partners
	10.00% 6/15/15	20,000	21,100
	Pinnacle Entertainment
	8.75% 5/15/20	50,000	52,625
	Wyndham Worldwide 5.625% 3/1/21	40,000	39,973
	5.75% 2/1/18	20,000	20,680
	Wynn Las Vegas
	7.75% 8/15/20	10,000	10,913

			435,240

	Household Durables–0.39%
#	Beazer Homes USA 144A
	9.125% 5/15/19	25,000	21,625
	Jarden 6.125% 11/15/22	25,000	24,906
	7.50% 1/15/20	5,000	5,225
	K Hovnanian Enterprises
	10.625% 10/15/16	25,000	25,063
	M/I Homes
	8.625% 11/15/18	30,000	29,663
	Mohawk Industries
	6.875% 1/15/16	11,000	12,018
#	Norcraft 144A
	10.50% 12/15/15	50,000	50,999
#	Reynolds Group Issuer 144A
	9.00% 4/15/19	100,000	99,249
	Ryland Group
	8.40% 5/15/17	19,000	20,758
#	Scotts Miracle-Gro 144A
	6.625% 12/15/20	15,000	15,413
#	Sealy Mattress 144A
	10.875% 4/15/16	4,000	4,460
	Standard Pacific
	10.75% 9/15/16	25,000	28,438
	Whirlpool
	4.85% 6/15/21	70,000	69,375
	Yankee Acquisition
	9.75% 2/15/17	30,000	31,725

			438,917

	Independent Power Producers & Energy Traders–0.04%
	AES 7.75% 3/1/14	2,000	2,170
	8.00% 6/1/20	15,000	16,050
#	NRG Energy 144A
	7.875% 5/15/21	25,000	25,000

			43,220

	Insurance–0.65%
	American International Group
	8.25% 8/15/18	100,000	114,913
•	Chubb 6.375% 3/29/67	70,000	72,800
•	Genworth Financial
	6.15% 11/15/66	30,000	21,975
•	ING Groep
	5.775% 12/29/49	40,000	37,000
•#	Liberty Mutual Group 144A
	7.00% 3/15/37	20,000	19,132
	MetLife 6.40% 12/15/36	50,000	49,000
	6.817% 8/15/18	235,000	275,547
	Prudential Financial 3.875% 1/14/15	20,000	20,893
	4.50% 11/15/20	45,000	44,784
	6.00% 12/1/17	35,000	39,334
•	XL Capital
	6.50% 12/31/49	40,000	37,100

			732,478

	Internet Software & Services–0.11%
	GXS Worldwide
	9.75% 6/15/15	70,000	71,225
	Symantec
	4.20% 9/15/20	55,000	52,991

			124,216

	IT Services–0.11%
	First Data 9.875% 9/24/15	25,000	25,813
	11.25% 3/31/16	40,000	39,600
	SunGard Data Systems
	10.25% 8/15/15	44,000	45,650
#	Unisys 144A
	12.75% 10/15/14	10,000	11,700

			122,763

	Life Sciences Tools & Services–0.41%
	Amgen
	3.45% 10/1/20	175,000	167,190

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Life Sciences Tools & Services (continued)

	Bio-Rad Laboratories 4.875% 12/15/20	95,000	$97,084
	8.00% 9/15/16	9,000	10,035
	Celgene 2.45% 10/15/15	25,000	24,876
	3.95% 10/15/20	175,000	169,253

			468,438

	Machinery–0.06%
	Case New Holland
	7.75% 9/1/13	25,000	27,188
	RBS Global
	11.75% 8/1/16	20,000	21,250
	TriMas
	9.75% 12/15/17	20,000	22,000

			70,438

	Media–0.89%
#	Affinion Group 144A
	7.875% 12/15/18	35,000	32,900
#	CCO Holdings 144A
	7.00% 1/15/19	15,000	15,488
#	Charter Communications Operating 144A
	10.875% 9/15/14	40,000	44,200
#	Clear Channel Communications 144A
	9.00% 3/1/21	20,000	19,250
	CSC Holdings
	6.75% 4/15/12	4,000	4,125
	DIRECTV Holdings
	5.00% 3/1/21	90,000	93,395
	Discovery Communications
	4.375% 6/15/21	110,000	109,141
	DISH DBS 7.875% 9/1/19	25,000	27,094
	#144A 6.75% 6/1/21	36,000	37,080
	Historic TW
	6.875% 6/15/18	90,000	105,469
	Lamar Media
	6.625% 8/15/15	24,000	24,455
	LIN Television
	6.50% 5/15/13	5,000	5,031
#	NBC Universal Media 144A
	4.375% 4/1/21	115,000	114,021
	Nielsen Finance
	11.625% 2/1/14	14,000	16,415
#	Sinclair Television Group 144A
	9.25% 11/1/17	20,000	22,050
#	Sirius XM Radio 144A
	8.75% 4/1/15	40,000	44,300
	Time Warner
	4.75% 3/29/21	25,000	25,481
	Time Warner Cable
	8.25% 4/1/19	90,000	112,415
#	Vivendi 144A
	6.625% 4/4/18	109,000	123,475
#	XM Satellite Radio 144A
	13.00% 8/1/13	30,000	35,325

			1,011,110

	Metals & Mining–0.85%
	AK Steel
	7.625% 5/15/20	45,000	46,350
	Alcoa 5.40% 4/15/21	10,000	10,050
	6.75% 7/15/18	115,000	127,361
#	Algoma Acqusition 144A
	9.875% 6/15/15	20,000	18,700
	ArcelorMittal 5.50% 3/1/21	60,000	60,205
	9.85% 6/1/19	125,000	158,695
#	Barrick North America Finance 144A 4.40% 5/30/21	85,000	84,774
	5.70% 5/30/41	30,000	29,226
	Century Aluminum
	8.00% 5/15/14	29,000	30,124
	Compass Minerals International
	8.00% 6/1/19	16,000	17,560
#	FMG Resources August 2006 144A
	7.00% 11/1/15	30,000	30,750
	Novelis
	8.75% 12/15/20	40,000	43,400
	Reliance Steel & Aluminum
	6.85% 11/15/36	16,000	15,952
	Ryerson
	•7.648% 11/1/14	7,000	6,930
	12.00% 11/1/15	29,000	30,958
	Southern Copper
	7.50% 7/27/35	100,000	104,956
	Steel Dynamics
	7.75% 4/15/16	20,000	21,100
	Teck Resources 6.25% 7/15/41	70,000	70,913
	9.75% 5/15/14	41,000	49,662

			957,666

	Multiline Retail–0.15%
	Family Dollar Stores
	5.00% 2/1/21	45,000	44,213
	Macy’s Retail Holdings
	5.90% 12/1/16	60,000	67,654
#	Woolworths 144A
	4.55% 4/12/21	60,000	60,406

			172,273

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Multi-Utilities–0.34%
	CMS Energy 4.25% 9/30/15	135,000	$139,529
	6.25% 2/1/20	20,000	21,383
	NiSource Finance 5.45% 9/15/20	15,000	15,827
	6.40% 3/15/18	40,000	45,376
	6.80% 1/15/19	50,000	58,117
#	Puget Energy 144A
	6.00% 9/1/21	45,000	45,216
•	Wisconsin Energy 6.25% 5/15/67	55,000	55,411

			380,859

	Office Electronics–0.10%
	Xerox
	4.50% 5/15/21	110,000	109,019

			109,019

	Oil, Gas & Consumable Fuels–2.51%
	Antero Resources Finance
	9.375% 12/1/17	10,000	10,800
	Chesapeake Energy
	6.50% 8/15/17	60,000	63,750
	Comstock Resources
	7.75% 4/1/19	10,000	10,088
	Copano Energy
	7.75% 6/1/18	14,000	14,490
	Ecopetrol
	7.625% 7/23/19	67,000	80,568
#	El Paso Performance-Linked Trust 144A
	7.75% 7/15/11	41,000	41,076
	El Paso Pipeline Partners Operating
	6.50% 4/1/20	50,000	56,222
•	Enbridge Energy
	8.05% 10/1/37	90,000	97,765
	Energy Transfer Partners 4.65% 6/1/21	140,000	137,235
	9.70% 3/15/19	120,000	153,569
#	ENI 144A 4.15% 10/1/20	100,000	95,240
	Enterprise Products Operating
	7.034% 1/15/68	110,000	115,789
	9.75% 1/31/14	120,000	143,337
	Forest Oil 7.25% 6/15/19	29,000	29,725
#	Hilcorp Energy I 144A 7.625% 4/15/21	20,000	21,000
	7.75% 11/1/15	19,000	19,665
	Holly 9.875% 6/15/17	25,000	28,000
	Kinder Morgan Energy 9.00% 2/1/19	120,000	154,106
	Linn Energy 8.625% 4/15/20	15,000	16,350
	#144A 6.50% 5/15/19	15,000	14,888
#	Murray Energy 144A
	10.25% 10/15/15	25,000	26,375
#	NFR Energy 144A
	9.75% 2/15/17	30,000	29,250
	Noble Energy
	8.25% 3/1/19	90,000	115,248
	Pemex Project Funding Master Trust
	6.625% 6/15/35	40,000	42,361
	Petrobras International Finance 3.875% 1/27/16	60,000	61,399
	5.375% 1/27/21	140,000	144,453
	5.75% 1/20/20	87,000	93,243
	5.875% 3/1/18	15,000	16,215
	Petrohawk Energy
	7.25% 8/15/18	55,000	56,719
	Petroleum Development
	12.00% 2/15/18	19,000	21,185
	Plains All American Pipeline
	8.75% 5/1/19	100,000	125,989
	Pride International
	6.875% 8/15/20	215,000	250,576
	Quicksilver Resources
	7.125% 4/1/16	18,000	17,820
	Range Resources 5.75% 6/1/21	10,000	9,850
	8.00% 5/15/19	41,000	44,690
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	21,013	22,956
#	SandRidge Energy 144A
	9.875% 5/15/16	48,000	52,920
	TC Pipelines
	4.65% 6/15/21	45,000	44,847
•	TransCanada Pipelines
	6.35% 5/15/67	155,000	156,004
	Williams 7.75% 6/15/31	25,000	29,259
	8.75% 3/15/32	30,000	38,248
#	Woodside Finance 144A 8.125% 3/1/14	35,000	40,565
	8.75% 3/1/19	75,000	94,919

			2,838,754

	Paper & Forest Products–0.26%
	Georgia-Pacific 8.00% 1/15/24	80,000	95,200
	#144A 5.40% 11/1/20	80,000	81,679
	International Paper
	9.375% 5/15/19	95,000	121,495

			298,374

	Pharmaceuticals–0.11%
	Merck
	3.875% 1/15/21	65,000	64,651

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Pharmaceuticals (continued)

#	NBTY 144A
	9.00% 10/1/18	55,000	$58,300

			122,951

	Real Estate Investment Trusts–0.69%
	Brandywine Operating Partnership 4.95% 4/15/18	60,000	60,916
	Developers Diversified Realty 4.75% 4/15/18	35,000	34,551
	7.50% 4/1/17	15,000	17,007
	7.875% 9/1/20	80,000	91,879
	9.625% 3/15/16	20,000	24,156
	Digital Realty Trust
	5.25% 3/15/21	75,000	74,751
	5.875% 2/1/20	40,000	42,007
	Health Care REIT
	5.25% 1/15/22	110,000	109,796
	Host Hotels & Resorts 6.00% 11/1/20	30,000	30,225
	6.375% 3/15/15	20,000	20,500
	#144A 5.875% 6/15/19	25,000	25,156
	Regency Centers 4.80% 4/15/21	45,000	45,462
	5.875% 6/15/17	15,000	16,648
	UDR 4.25% 6/1/18	35,000	34,816
	Ventas Realty
	4.75% 6/1/21	75,000	73,354
#	WEA Finance 144A
	4.625% 5/10/21	85,000	82,650

			783,874

	Road & Rail–0.21%
	Burlington Northern Santa Fe 4.70% 10/1/19	50,000	53,140
	5.65% 5/1/17	15,000	17,064
	5.75% 3/15/18	5,000	5,677
	CSX 4.25% 6/1/21	65,000	64,825
	5.50% 4/15/41	15,000	14,689
	Ryder System
	3.50% 6/1/17	75,000	75,749

			231,144

	Semiconductors & Semiconductor Equipment–0.14%
	Amkor Technology
	7.375% 5/1/18	20,000	20,425
	National Semiconductor
	6.60% 6/15/17	115,000	135,518

			155,943

	Specialty Retail–0.02%
	Sally Holdings
	10.50% 11/15/16	25,000	26,813

			26,813

	Textiles, Apparel & Luxury Goods–0.07%
	Hanesbrands
	6.375% 12/15/20	80,000	78,000

			78,000

	Trading Companies & Distributors–0.02%
	RSC Equipment Rental
	10.25% 11/15/19	25,000	27,500

			27,500

	Wireless Telecommunication Services–0.26%
	America Movil
	5.00% 3/30/20	100,000	104,818
	Cricket Communications
	7.75% 10/15/20	85,000	83,513
	MetroPCS Wireless
	6.625% 11/15/20	15,000	14,888
	NII Capital
	10.00% 8/15/16	35,000	40,775
	Sprint Capital
	8.75% 3/15/32	45,000	48,938
	Windstream
	7.875% 11/1/17	5,000	5,331

			298,263

	Total Corporate Bonds (Cost $21,340,539)		22,271,497

	MUNICIPAL BOND–0.03%
	Oregon State Taxable Pension
	5.892% 6/1/27	35,000	37,931

	Total Municipal Bond (Cost $35,000)		37,931

	NON-AGENCY ASSET-BACKED SECURITIES–0.49%
•	Ally Master Owner Trust
	Series 2011-1 A1
	1.057% 1/15/16	100,000	100,434
•	Bank of America Credit Card Trust
	Series 2008-A5 A5
	1.387% 12/16/13	85,000	85,038
	Capital One Multi-Asset Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20	125,000	145,236
•	Citibank Credit Card Issuance Trust
	Series 2004-C1 C1
	0.837% 7/15/13	35,000	34,998

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)

	CNH Equipment Trust Series 2010-A A4
	2.49% 1/15/16		80,000	$82,001
	John Deere Owner Trust
	Series 2010-A A4
	2.13% 10/17/16		55,000	56,281
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38		14,036	13,704
#	Sonic Capital
	Series 2011-1A A2 144A
	5.438% 5/20/41		29,925	30,112

	Total Non-Agency Asset-Backed Securities (Cost $540,902)			547,804

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.24%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35		28,450	26,211
•	ARM Trust
	Series 2005-10 3A11
	5.247% 1/25/36		18,724	15,823
	Bank of America Alternative Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		22,459	21,791
	Series 2005-6 7A1
	5.50% 7/25/20		3,644	3,439
	Series 2005-9 5A1
	5.50% 10/25/20		12,429	11,718
•	Bank of America Mortgage Securities
	Series 2003-D 1A2
	2.747% 5/25/33		124	80
•	ChaseFlex Trust
	Series 2006-1 A4
	6.30% 6/25/36		100,000	77,717
#	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2006-1 A2
	6.00% 3/25/36		22,858	19,035
	Credit Suisse First Boston Mortgage Securities
	Series 2004-1 3A1
	7.00% 2/25/34		4,447	4,651
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A
	7.75% 9/19/27		16,008	16,972
	Series 2005-RP1 1A3
	8.00% 1/25/35		14,166	14,183
	Series 2005-RP1 1A4
	8.50% 1/25/35		7,665	7,486
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		4,100	3,988
•	MASTR ARM Trust
	Series 2003-6 1A2
	2.575% 12/25/33		4,518	4,298
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A
	8.00% 8/25/34		21,455	21,821
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35		8,831	8,790
	Wells Fargo Mortgage Backed Securities Trust
	Series 2007-13 A7
	6.00% 9/25/37		17,078	16,383

	Total Non-Agency Collateralized Mortgage Obligations (Cost $261,126)			274,386

	REGIONAL BONDS–0.24%Δ
	Australia–0.09%
	New South Wales Treasury 2.75% 11/20/25	AUD	53,000	61,257
	6.00% 5/1/20	AUD	37,000	40,439

				101,696

	Canada–0.15%
	Province of New Brunswick
	2.75% 6/15/18		80,000	79,031
	Province of Ontario
	3.15% 12/15/17		60,000	61,293
	Province of Quebec
	4.50% 12/1/20	CAD	30,000	32,756

				173,080

	Total Regional Bonds (Cost $252,218)			274,776

	«SENIOR SECURED LOANS–1.42%
	Advantage Sales & Marketing
	5.25% 11/29/17		19,850	19,910
	Allied Security Holdings Tranche 2L 8.50% 1/21/18		20,000	20,400
	API Technologies Tranche B
	7.75% 6/1/16		25,000	24,500
	ATI Holdings
	7.50% 3/12/16		14,735	14,643
	Attachmate
	6.50% 11/21/16		85,000	85,226
	BNY ConvergEx Group
	8.75% 11/29/17		40,000	40,800

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)

SENIOR SECURED LOANS (continued)

Brock Holdings III 10.50% 2/15/18		20,000	$20,575
Tranche B
6.75% 2/15/17		19,950	20,083
Burlington Coat Factory Tranche B
6.25% 2/10/17		119,888	119,962
Caesars Entertainment Operating Tranche B1
3.274% 1/28/15		25,000	22,577
Charter Communications Operating Tranche B
8.50% 3/6/14		1,866	1,875
Chrysler Group
6.00% 4/28/17		90,000	88,094
Citadel Broadcasting
Tranche B
4.25% 11/29/16		88,950	89,016
CityCenter Holdings
7.50% 1/10/15		15,000	15,123
Clear Channel Communication Tranche B
3.841% 1/29/16		37,302	31,707
Community Health System
3.754% 1/25/17		49,587	48,491
Consolidated Container
5.50% 9/28/14		25,000	22,979
Delta Air Lines
Tranche B
5.50% 3/29/17		20,000	19,855
First Data Tranche B2
2.945% 9/24/14		22,237	20,637
Frac Tech International
Tranche B
6.25% 4/19/16		33,739	33,741
GenOn Energy
Tranche B
6.00% 6/20/17		39,800	39,845
Graham Packaging
Tranche C
6.75% 4/5/14		43,011	43,182
Grifols
Tranche B
6.00% 6/4/16		100,000	100,531
Houghton International
Tranche B
6.75% 1/11/16		19,864	19,988
Level 3 Financing Bridge
14.00% 4/11/12		15,909	15,909
Mediacom Illinois
Tranche D
5.50% 3/31/17		24,873	24,866
MGM Mirage
Tranche E
7.00% 2/21/14		45,000	44,048
Multiplan
4.75% 8/26/17		45,000	44,845
Nortek
5.25% 4/12/17		124,688	124,765
Nuveen Investment 5.807% 5/13/17		52,330	52,407
2nd Lien
12.50% 7/9/15		70,000	74,813
Tranche B
3.273% 11/13/14		27,670	27,362
PQ 6.70% 7/30/15		40,000	39,314
Remy International
Tranche B
6.25% 12/16/16		39,800	40,049
Sensus USA 2nd Lien
8.50% 4/13/18		55,000	55,848
Texas Competitive Electric Holdings
3.50% 10/10/14		25,000	21,191
Toys R Us
Tranche B
6.00% 9/1/16		24,875	24,904
Univision Communications
4.441% 3/29/17		19,392	18,447
Visant
5.25% 12/31/16		9,925	9,891
Wyle Services
5.50% 3/31/17		20,000	20,085

Total Senior Secured Loans (Cost $1,583,165)			1,602,484

SOVEREIGN BONDS–3.97%Δ
Australia–0.58%
Australian Government 3.00% 9/20/25	AUD	53,000	63,367
4.50% 4/15/20	AUD	394,000	402,288
6.00% 2/15/17	AUD	170,000	191,833

			657,488

Belgium–0.08%
Belgium Government 4.25% 9/28/21	EUR	62,600	91,872

			91,872

Brazil–0.14%
Federal Republic of Brazil 7.125% 1/20/37		60,000	74,400
8.875% 10/14/19		60,000	82,650

			157,050

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)

SOVEREIGN BONDS (continued)

Canada–0.14%
Canadian Government 3.75% 6/1/19	CAD	94,000	$103,488
4.00% 6/1/41	CAD	48,000	53,953

			157,441

Colombia–0.10%
Republic of Colombia 8.375% 2/15/27		52,000	65,910
10.375% 1/28/33		30,000	47,550

			113,460

France–0.13%
France Government Bond O.A.T 3.75% 4/25/17	EUR	48,000	72,920
3.75% 4/25/21	EUR	53,000	79,009

			151,929

Germany–0.13%
Deutschland Republic
2.25% 9/4/20	EUR	109,000	149,550

			149,550

Indonesia–0.19%
Indonesia Government International 7.25% 4/20/15		70,000	81,090
Indonesia Treasury Bonds 10.50% 8/15/30	IDR	440,000,000	59,548
11.00% 11/15/20	IDR	550,000,000	78,812

			219,450

Mexico–0.37%
Mexican Bonos 7.75% 12/14/17	MXN	1,501,000	137,247
8.50% 12/13/18	MXN	2,616,000	247,563
United Mexican States
5.95% 3/19/19		28,000	32,270

			417,080

New Zealand–0.04%
New Zealand Government
6.00% 5/15/21	NZD	50,000	44,292

			44,292

Norway–0.56%
Eksportfinans
2.375% 5/25/16		65,000	65,307
Norwegian Government 3.75% 5/25/21	NOK	589,000	112,642
4.50% 5/22/19	NOK	1,174,000	237,052
5.00% 5/15/15	NOK	1,091,000	219,663

			634,664

Panama–0.15%
Panama Government International 6.70% 1/26/36		32,000	37,920
7.25% 3/15/15		66,000	78,078
8.875% 9/30/27		34,000	48,365

			164,363

Peru–0.13%
Republic of Peru
7.125% 3/30/19		126,000	152,208

			152,208

Philippines–0.27%
Republic of Philippines 9.50% 10/21/24		12,000	16,860
9.875% 1/15/19		206,000	283,508

			300,368

Poland–0.20%
Poland Government International 5.125% 4/21/21		43,000	44,559
6.375% 7/15/19		55,000	62,974
Republic of Poland 5.00% 10/24/13	PLN	40,000	14,630
5.50% 4/25/15	PLN	150,000	55,501
5.50% 10/25/19	PLN	142,000	51,162

			228,826

Republic of Korea–0.05%
Korea Treasury Inflation Linked
2.75% 6/10/20	KRW	56,583,172	59,109

			59,109

Russia–0.22%
Russian-Eurobond
7.50% 3/31/30		211,060	249,315

			249,315

South Africa–0.10%
South Africa Government
2.75% 1/31/22	ZAR	175,620	26,468
South Africa Government International 6.50% 6/2/14		78,000	87,867

			114,335

Sweden–0.10%
Sweden Government
5.00% 12/1/20	SEK	580,000	107,308

			107,308

Turkey–0.13%
Republic of Turkey 4.00% 4/29/15	TRY	106,368	69,564
7.375% 2/5/25		30,000	35,715

LVIP Delaware Foundation® Moderate Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	SOVEREIGN BONDS (continued)
	Turkey (continued)

	Turkey Government International 6.875% 3/17/36		39,000	$43,095

				148,374

	United Kingdom–0.07%
	United Kingdom Gilt
	4.50% 3/7/19	GBP	42,000	74,371

				74,371

	Uruguay–0.09%
	Republic of Uruguay
	8.00% 11/18/22		78,000	101,322

				101,322

	Total Sovereign Bonds (Cost $4,231,015)			4,494,175

	SUPRANATIONAL BANKS–0.12%
	International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	490,000	90,520
	3.625% 6/22/20	NOK	270,000	49,197

	Total Supranational Banks (Cost $130,954)			139,717

	U.S. TREASURY OBLIGATIONS–4.08%
	U.S. Treasury Bonds
	¥4.25% 11/15/40		110,000	107,542
	4.75% 2/15/41		115,000	122,259
	U.S. Treasury Notes
	1.75% 5/31/16		2,735,000	2,739,696
	3.125% 5/15/21		1,650,000	1,645,621

	Total U.S. Treasury Obligations (Cost $4,603,244)			4,615,118

	SHORT TERM INVESTMENT–6.56%
≠	Discounted Commercial Paper–6.56%
	Abbey National North America 0.03% 7/1/11		7,430,000	7,430,000

	Total Short Term Investment (Cost $7,430,000)			7,430,000

TOTAL VALUE OF SECURITIES–102.75% (Cost $101,619,745)	116,309,617
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.75%)	(3,110,477)

NET ASSETS APPLICABLE TO 7,861,133 SHARES OUTSTANDING–100.00%	$113,199,140

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND STANDARD CLASS ($112,503,085 / 7,813,620, Shares)	$14.398

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND SERVICE CLASS ($696,055 / 47,513 Shares)	$14.650

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$97,696,099
Undistributed net investment income	1,911,845
Accumulated net realized loss on investments	(1,090,583)
Net unrealized appreciation of investments and foreign currencies	14,681,779

Total net assets	$113,199,140

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
CLP–Chilean Peso
CNY–Chinese Yuan Renminbi
COP–Colombian Peso
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesian Rupiah
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Kroner
NZD–New Zealand Dollar

LVIP Delaware Foundation® Moderate Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

PLN–Polish Zloty
SEK–Swedish Krona
TRY–Turkish Lira
USD–United States Dollar
ZAR–South African Rand

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
†	Non income producing security.
@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $704,297, which represented 0.62% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $5,403,992, which represented 4.77% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.
§	Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
×	Emerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
¥	Fully or partially pledged as collateral for futures contracts.
Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $73,720, which represented 0.07% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
BAMC–Bank of America Merrill Lynch
BCLY–Barclays Bank
CDS–Credit Default Swap
CITI–Citibank Global Markets
GCM–Greenwich Capital Management
GDR–Global Depositary Receipts
GNMA–Government National Mortgage Association
GSC–Goldman Sachs Capital
GSMPS–Goldman Sachs Reperforming Mortgage Securities
HSBC–Hong Kong Shanghai Bank
HY–High Yield
JPMC–JPMorgan Chase Bank
MASTR–Mortgage Asset Securitization Transaction, Inc.
MNB–Mellon National Bank
MSC–Morgan Stanley Capital
NCUA–National Credit Union Administration
NVDR–Non-Voting Depositary Receipts
O.A.T.–Obligations Assimilables du Tresor
PIK–Pay-in-kind
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced
yr–Year

LVIP Delaware Foundation® Moderate Allocation Fund–29

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

1 The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAMC	BRL	173,613	USD	(107,935)	7/29/11	$2,507
BAMC	COP	195,325,000	USD	(109,518)	7/29/11	765
BAMC	EUR	(189,654)	USD	269,285	7/29/11	(5,493)
BAMC	IDR	942,700,000	USD	(109,349)	7/29/11	74
BAMC	JPY	(6,824,800)	USD	85,055	7/29/11	278
BAMC	NOK	(994,212)	USD	181,354	7/29/11	(2,682)
BCLY	AUD	(48,787)	USD	51,276	7/29/11	(848)
BCLY	JPY	4,214,385	USD	(52,545)	7/29/11	(195)
CITI	EUR	(70,565)	USD	100,224	7/29/11	(2,013)
CITI	JPY	6,273,225	USD	(78,234)	7/29/11	(309)
CITI	NZD	40,703	USD	(33,035)	7/29/11	623
GCM	NOK	(1,066,839)	USD	194,595	7/29/11	(2,884)
GSC	GBP	(21,087)	USD	33,769	7/29/11	(62)
GSC	NOK	(166,080)	USD	30,309	7/29/11	(433)
HSBC	EUR	(61,164)	USD	86,868	7/29/11	(1,749)
HSBC	NOK	(301,071)	USD	54,901	7/29/11	(829)
JPMC	CLP	65,582,000	USD	(138,009)	7/29/11	2,580
JPMC	EUR	(91,487)	USD	130,185	7/29/11	(2,364)
MNB	CNY	(16,333)	USD	2,513	7/1/11	(14)
MNB	PLN	145,884	USD	(53,336)	7/1/11	(158)
MSC	AUD	(16,356)	USD	17,216	7/29/11	(259)
MSC	CHF	75,598	USD	(90,350)	7/29/11	(423)
MSC	EUR	(151,344)	USD	215,151	7/29/11	(4,122)
MSC	JPY	544,510	USD	(6,784)	7/29/11	(19)
MSC	KRW	104,514,650	USD	(96,464)	7/29/11	1,301
MSC	NOK	(442,888)	USD	80,856	7/29/11	(1,125)

						$(17,853)

Futures Contracts

					Unrealized
		Notional Cost			Appreciation
Contracts to Buy (Sell)		(Proceeds)	Notional Value	Expiration Date	(Depreciation)
1	Euro Bond	$183,288	$181,952	9/8/11	$(1,336)
21	U.S. Treasury 5 yr Notes	2,498,094	2,503,102	9/30/11	5,008
8	U.S. Treasury 10 yr Notes	989,079	978,625	9/21/11	(10,454)

		$3,670,461			$(6,782)

LVIP Delaware Foundation® Moderate Allocation Fund–30

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

Swap Contracts
CDS Contract

			Annual		Unrealized
	Swap		Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
MSC	CDX.NA.HY.16	$210,000	5.00%	6/20/16	$2,398
MSC	Kingdom of Spain 5 yr CDS	507,000	1.00%	6/20/16	2,088

		$717,000			$4,486

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–31

LVIP Delaware Foundation® Moderate
Allocation Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$817,520
Dividends	825,138
Foreign tax withheld	(37,959)

1,604,699

EXPENSES:
Management fees	403,560
Custodian fees	26,902
Accounting and administration expenses	25,003
Pricing fees	22,637
Professional fees	17,133
Reports and statements to shareholders	15,036
Trustees’ fees	1,486
Distribution expenses-Service Class	655
Other	11,151

523,563
Less expenses waived/reimbursed	(130,109)

Total operating expenses	393,454

NET INVESTMENT INCOME	1,211,245

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	2,163,843
Futures contracts	20,587
Foreign currencies	(35,386)
Swap contracts	(11,170)

Net realized gain	2,137,874
Net change in unrealized appreciation/depreciation of investments and foreign currencies	2,321,072

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,458,946

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,670,191

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate
Allocation Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/11	Year Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,211,245	$2,325,873
Net realized gain on investments and foreign currencies	2,137,874	3,866,610
Net change in unrealized appreciation/depreciation of investments and foreign currencies	2,321,072	3,497,388

Net increase in net assets resulting from operations	5,670,191	9,689,871

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,435,224)
Service Class	—	(7,326)

	—	(2,442,550)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,770,430	25,451,001
Service Class	306,841	330,672
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,435,224
Service Class	—	7,326

	14,077,271	28,224,223

Cost of shares repurchased:
Standard Class	(8,457,517)	(17,083,023)
Service Class	(8,318)	(6,393)

	(8,465,835)	(17,089,416)

Increase in net assets derived from capital share transactions	5,611,436	11,134,807

NET INCREASE IN NET ASSETS	11,281,627	18,382,128
NET ASSETS:
Beginning of period	101,917,513	83,535,385

End of period (including undistributed net investment income of $1,911,845 and $478,756, respectively)	$113,199,140	$101,917,513

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$13.650	$12.613	$11.050	$14.800	$15.260	$13.530

Income (loss) from investment operations:
Net investment income[3]	0.158	0.334	0.363	0.411	0.441	0.405
Net realized and unrealized gain (loss) on investments and foreign currencies	0.590	1.044	1.841	(3.622)	(0.404)	1.739

Total from investment operations	0.748	1.378	2.204	(3.211)	0.037	2.144

Less dividends and distributions from:
Net investment income	—	(0.341)	(0.641)	(0.539)	(0.497)	(0.414)

Total dividends and distributions	—	(0.341)	(0.641)	(0.539)	(0.497)	(0.414)

Net asset value, end of period	$14.398	$13.650	$12.613	$11.050	$14.800	$15.260

Total return[4]	5.48%	11.00%	21.04%	(22.48% )	0.33%	16.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,503	$101,545	$83,514	$16,687	$27,018	$35,626
Ratio of expenses to average net assets	0.73%	0.73%	0.77%	0.99%	0.83%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.97%	1.00%	1.01%	0.99%	0.86%	0.84%
Ratio of net investment income to average net assets	2.25%	2.58%	3.10%	3.19%	2.89%	2.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.01%	2.31%	2.86%	3.19%	2.86%	2.85%
Portfolio turnover	66%	148%	67%[5]	131%	134%	131%

[1]	Effective June 15 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–33

LVIP Delaware Foundation® Moderate Allocation Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Service Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$13.905	$12.855	$11.130	$14.770	$15.240	$13.520

Income (loss) from investment operations:
Net investment income[3]	0.143	0.312	0.332	0.376	0.403	0.371
Net realized and unrealized gain (loss) on investments and foreign currencies	0.602	1.057	1.955	(3.515)	(0.409)	1.732

Total from investment operations	0.745	1.369	2.287	(3.139)	(0.006)	2.103

Less dividends and distributions from:
Net investment income	—	(0.319)	(0.562)	(0.501)	(0.464)	(0.383)

Total dividends and distributions	—	(0.319)	(0.562)	(0.501)	(0.464)	(0.383)

Net asset value, end of period	$14.650	$13.905	$12.855	$11.130	$14.770	$15.240

Total return[4]	5.36%	10.73%	21.55%	(21.98% )	0.05%	15.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$696	$373	$21	$—	$6	$6
Ratio of expenses to average net assets	0.98%	0.98%	1.02%	1.24%	1.08%	1.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.22%	1.25%	1.26%	1.29%	1.16%	1.14%
Ratio of net investment income to average net assets	2.00%	2.33%	2.85%	2.94%	2.64%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.76%	2.06%	2.61%	2.89%	2.56%	2.55%
Portfolio turnover	66%	148%	67% [5]	131%	134%	131%

[1]	Effective June 15 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–34

LVIP Delaware Foundation® Moderate Allocation Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Moderate Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation with current income as a secondary objective.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate

LVIP Delaware Foundation® Moderate Allocation Fund–35

LVIP Delaware Foundation® Moderate Allocation Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.10% of average daily net asset of the Fund’s advisory fee. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.73% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.35% of the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $5,381 and $738, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$43,658
Distribution fees payable to LFD	134

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $60,587,193 and sales of $56,043,091 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $16,337,825 and sales of $13,805,750 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $102,089,511. At June 30, 2011, net unrealized appreciation was $14,220,106, of which $15,855,036 related to unrealized appreciation of investments and $1,634,930 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP Delaware Foundation® Moderate Allocation Fund–36

LVIP Delaware Foundation® Moderate Allocation Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$8,351,654	$—	$8,351,654
Common Stock	41,095,182	15,467,415	73,720	56,636,317
Corporate Debt	—	24,948,689	—	24,948,689
Foreign Debt	—	4,908,668	—	4,908,668
Investment Companies	9,112,453	—	—	9,112,453
Municipal Bonds	—	37,931	—	37,931
U.S. Treasury Obligations	—	4,615,118	—	4,615,118
Short-Term Investment	—	7,430,000	—	7,430,000
Preferred Stock	—	268,787	—	268,787

Total	$50,207,635	$66,028,262	$73,720	$116,309,617

Foreign Currency Exchange Contracts	$—	$(17,853)	$—	$(17,853)

Futures Contracts	$(6,782)	$—	$—	$(6,782)

Swaps Contracts	$—	$4,486	$—	$4,486

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Common	Corporate
	Securities	Stock	Debt	Total

Balance as of 12/31/10	$100,406	$—	$60,000	$160,406
Purchases	—	90,983	—	90,983
Sales	(100,309)	(16,344)	(60,470)	(177,123)
Net realized gain (loss)	309	(456)	470	323
Net change in unrealized appreciation/depreciation	(406)	(463)	—	(869)

Balance as of 6/30/11	$—	$73,720	$—	$73,720

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$—	$(463)	$—	$(463)

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$2,442,550

LVIP Delaware Foundation® Moderate Allocation Fund–37

LVIP Delaware Foundation® Moderate Allocation Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$97,696,099
Undistributed ordinary income	2,062,720
Other temporary differences	(168,386)
Capital loss carryforwards as of 12/31/10	(2,688,974)
Realized gains 1/1/11–6/30/11	2,054,749
Unrealized appreciation of investments and foreign currencies	14,242,932

Net assets	$113,199,140

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax deferral of losses on straddles, tax treatment of unrealized gain on passive foreign investment companies, mark-to-market of futures contracts and foreign currency contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, gain (loss) on foreign currency transactions, and paydown gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For six months ended June 30, 2011, the Fund recorded the following reclassifications.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$221,844	$(221,844)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $473,349 expires in 2011 and $2,215,625 expires in 2016.

For the six months ended June 30, 2011, the Fund had capital gains of $2,054,749, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	971,534	1,952,095
Service Class	21,292	25,137
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	182,535
Service Class	—	539

	992,826	2,160,306

Shares repurchased:
Standard Class	(597,250)	(1,316,730)
Service Class	(582)	(484)

	(597,832)	(1,317,214)

Net increase	394,994	843,092

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is

LVIP Delaware Foundation® Moderate Allocation Fund–38

LVIP Delaware Foundation® Moderate Allocation Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts–The Fund may enter into inflation swaps and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps.  Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps.  A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2011, the Fund entered into CDS contracts as a purchaser protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of CDS was $4,486. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $717,000 less the value of the contracts’ related reference obligations.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.  Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Delaware Foundation® Moderate Allocation Fund–39

LVIP Delaware Foundation® Moderate Allocation Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$216	Liabilities net of receivables and other assets	$(18,069)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(6,782)

Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	4,486	Liabilities net of receivables and other assets	—

Total		$4,702		$(24,851)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 was as follows:

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized in
	Recognized in Income	Recognized in Income	Income

Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currencies and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(127,836)*	$16,833
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	20,587	(20,831)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(11,170)	4,486

Total		$(118,419)	$488

*	Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported with the Fund’s Statement of Operations.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage

LVIP Delaware Foundation® Moderate Allocation Fund–40

LVIP Delaware Foundation® Moderate Allocation Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Moderate Allocation Fund–41

LVIP Delaware Growth and Income Fund

LVIP Delaware Growth
and Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Delaware Growth and Income Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Growth and Income Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,064.30	0.42%	$2.15
Service Class Shares	1,000.00	1,062.40	0.77%	3.94

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,020.98	0.77%	3.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	99.33%

Aerospace & Defense	4.45%
Automobiles	0.94%
Beverages	2.68%
Biotechnology	2.90%
Capital Markets	3.20%
Chemicals	3.67%
Commercial Banks	1.73%
Commercial Services & Supplies	0.50%
Communications Equipment	1.81%
Computers & Peripherals	5.94%
Construction & Engineering	1.34%
Consumer Finance	1.09%
Containers & Packaging	0.55%
Diversified Financial Services	2.56%
Diversified Telecommunication Services	2.09%
Electrical Equipment	0.51%
Energy Equipment & Services	3.98%
Food & Staples Retailing	1.52%
Food Products	0.90%
Gas Utilities	0.57%
Health Care Equipment & Supplies	0.20%
Health Care Providers & Services	2.84%
Hotels, Restaurants & Leisure	1.89%
Household Durables	0.63%
Household Products	3.28%
Industrial Conglomerates	0.72%
Insurance	2.74%
Internet & Catalog Retail	0.92%
Internet Software & Services	2.63%
IT Services	2.02%
Life Sciences Tools & Services	1.09%
Machinery	2.75%
Media	4.32%
Metals & Mining	0.72%
Multiline Retail	3.70%
Multi-Utilities	1.11%
Oil, Gas & Consumable Fuels	7.91%
Pharmaceuticals	5.58%
Professional Services	1.08%
Real Estate Investment Trusts	0.48%
Road & Rail	2.02%
Semiconductors & Semiconductor Equipment	1.87%
Software	4.34%
Specialty Retail	0.62%
Wireless Telecommunication Services	0.94%

Short-Term Investments	0.42%

Total Value of Securities	99.75%

Receivables and Other Assets Net of Liabilities	0.25%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	4.08%
Apple	3.42%
Microsoft	2.44%
Procter & Gamble	2.29%
Pfizer	2.28%
AT&T	2.09%
JPMorgan Chase	1.90%
PepsiCo	1.89%
Merck	1.80%
United Technologies	1.76%

Total	23.95%

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.33%
	Aerospace & Defense–4.45%
	Honeywell International	257,000	$15,314,630
	Lockheed Martin	91,800	7,433,046
	Rockwell Collins	141,900	8,753,811
	United Technologies	232,400	20,569,724

			52,071,211

	Automobiles–0.94%
†	Ford Motor	800,800	11,043,032

			11,043,032

	Beverages–2.68%
	Coca-Cola	138,700	9,333,123
	PepsiCo	313,400	22,072,762

			31,405,885

	Biotechnology–2.90%
†	Amgen	191,400	11,168,190
†	Celgene	118,300	7,135,856
†	Gilead Sciences	250,000	10,352,500
†	Vertex Pharmaceuticals	102,700	5,339,373

			33,995,919

	Capital Markets–3.20%
	Bank of New York Mellon	396,710	10,163,710
	BlackRock	51,300	9,839,853
	Goldman Sachs Group	131,388	17,486,429

			37,489,992

	Chemicals–3.67%
	Agrium	99,300	8,714,568
	Celanese Class A	290,600	15,491,886
	Dow Chemical	339,800	12,232,800
	Eastman Chemical	64,000	6,532,480

			42,971,734

	Commercial Banks–1.73%
	Wells Fargo	721,765	20,252,726

			20,252,726

	Commercial Services & Supplies–0.50%
	Republic Services	188,100	5,802,885

			5,802,885

	Communications Equipment–1.81%
	Cisco Systems	188,000	2,934,680
	QUALCOMM	322,500	18,314,775

			21,249,455

	Computers & Peripherals–5.94%
†	Apple	119,100	39,978,297
†	EMC	681,700	18,780,835
†	NetApp	205,100	10,825,178

			69,584,310

	Construction & Engineering–1.34%
	Fluor	148,900	9,627,874
†	URS	134,400	6,013,056

			15,640,930

	Consumer Finance–1.09%
	Capital One Financial	246,820	12,753,189

			12,753,189

	Containers & Packaging–0.55%
†	Owens-Illinois	249,500	6,439,595

			6,439,595

	Diversified Financial Services–2.56%
†	IntercontinentalExchange	62,100	7,744,491
	JPMorgan Chase	543,100	22,234,514

			29,979,005

	Diversified Telecommunication Services–2.09%
	AT&T	779,200	24,474,672

			24,474,672

	Electrical Equipment–0.51%
	Roper Industries	71,100	5,922,630

			5,922,630

	Energy Equipment & Services–3.98%
	Baker Hughes	104,700	7,597,032
†	Nabors Industries	215,800	5,317,312
	National Oilwell Varco	75,200	5,881,392
	Noble	210,400	8,291,864
	Schlumberger	225,100	19,448,640

			46,536,240

	Food & Staples Retailing–1.52%
	CVS Caremark	472,800	17,767,824

			17,767,824

	Food Products–0.90%
	General Mills	282,100	10,499,762

			10,499,762

	Gas Utilities–0.57%
	AGL Resources	164,500	6,696,795

			6,696,795

	Health Care Equipment & Supplies–0.20%
†	Gen-Probe	33,100	2,288,865

			2,288,865

	Health Care Providers & Services–2.84%
†	Express Scripts	248,800	13,430,224
	UnitedHealth Group	384,800	19,847,984

			33,278,208

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Hotels, Restaurants & Leisure–1.89%
	McDonald’s	176,100	$14,848,752
	Starbucks	183,300	7,238,517

			22,087,269

	Household Durables–0.63%
	Jarden	215,300	7,430,003

			7,430,003

	Household Products–3.28%
	Kimberly-Clark	174,300	11,601,408
	Procter & Gamble	422,500	26,858,325

			38,459,733

	Industrial Conglomerates–0.72%
	General Electric	444,400	8,381,384

			8,381,384

	Insurance–2.74%
	AFLAC	168,200	7,851,576
	Prudential Financial	211,800	13,468,362
	Travelers	184,600	10,776,948

			32,096,886

	Internet & Catalog Retail–0.92%
	Expedia	370,000	10,726,300

			10,726,300

	Internet Software & Services–2.63%
†	Google Class A	39,300	19,900,734
†	Yahoo	722,500	10,866,400

			30,767,134

	IT Services–2.02%
	Accenture Class A	237,500	14,349,750
	International Business Machines	54,000	9,263,700

			23,613,450

	Life Sciences Tools & Services–1.09%
†	Thermo Fisher Scientific	197,600	12,723,464

			12,723,464

	Machinery–2.75%
	Caterpillar	111,900	11,912,874
	Cummins	87,200	9,024,328
	Deere	136,600	11,262,670

			32,199,872

	Media–4.32%
	CBS Class B	142,900	4,071,221
	Comcast Special Class A	763,900	18,509,297
	News Class A	615,100	10,887,270
	Viacom Class B	334,548	17,061,948

			50,529,736

	Metals & Mining–0.72%
	Cliffs Natural Resources	91,008	8,413,690

			8,413,690

	Multiline Retail–3.70%
	Kohl’s	214,100	10,707,141
	Macy’s	543,400	15,889,016
	Nordstrom	208,100	9,768,214
	Target	149,400	7,008,354

			43,372,725

	Multi-Utilities–1.11%
	MDU Resources Group	296,000	6,660,000
	OGE Energy	126,000	6,340,320

			13,000,320

	Oil, Gas & Consumable Fuels–7.91%
	Apache	43,000	5,305,770
	Chevron	115,800	11,908,872
	Exxon Mobil	586,500	47,729,370
†	Newfield Exploration	173,600	11,808,272
	Occidental Petroleum	152,900	15,907,716

			92,660,000

	Pharmaceuticals–5.58%
	Abbott Laboratories	246,300	12,960,306
	Johnson & Johnson	69,600	4,629,792
	Merck	598,600	21,124,594
	Pfizer	1,293,376	26,643,546

			65,358,238

	Professional Services–1.08%
	Manpower	64,000	3,433,600
	Towers Watson Class A	139,602	9,173,247

			12,606,847

	Real Estate Investment Trusts–0.48%
	Host Hotels & Resorts	331,464	5,618,315

			5,618,315

	Road & Rail–2.02%
	Norfolk Southern	181,600	13,607,288
	Union Pacific	96,400	10,064,160

			23,671,448

	Semiconductors & Semiconductor Equipment–1.87%
	Intel	649,700	14,397,352
†	ON Semiconductor	712,100	7,455,687

			21,853,039

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Software–4.34%
†	Check Point Software Technologies	238,800	$13,575,780
	Microsoft	1,096,500	28,509,000
†	Nuance Communications	213,100	4,575,257
	Oracle	127,800	4,205,898

			50,865,935

	Specialty Retail–0.62%
	Guess	172,110	7,238,947

			7,238,947

	Wireless Telecommunication Services–0.94%
	Vodafone Group ADR	411,400	10,992,608

			10,992,608

	Total Common Stock
	(Cost $825,010,127)		1,162,812,207

	SHORT-TERM INVESTMENTS–0.42%
≠	Discounted Commercial Paper–0.40%
	Abbey National North America 0.03% 7/1/11	$4,715,000	4,715,000

			4,715,000

		Number of
		Shares

	Money Market Mutual Fund–0.02%
	Dreyfus Treasury & Agency Cash Management Fund	250,704	250,704

			250,704

	Total Short-Term Investments (Cost $4,965,704)		4,965,704

TOTAL VALUE OF SECURITIES–99.75% (Cost $829,975,831)	1,167,777,911

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	2,867,389

NET ASSETS APPLICABLE TO 37,986,141 SHARES OUTSTANDING–100.00%	$1,170,645,300

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS ($1,098,872,188 / 35,650,796 Shares)	$30.823

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS ($71,773,112 / 2,335,345 Shares)	$30.733

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$841,978,139
Undistributed net investment income	11,241,081
Accumulated net realized loss on investments	(20,376,000)
Net unrealized appreciation of investments	337,802,080

Total net assets	$1,170,645,300

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

ADR–American Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Growth and Income Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$9,998,508
Interest	7,841
Foreign tax witheld	(819)

10,005,530

EXPENSES:
Management fees	2,045,566
Accounting and administration expenses	270,856
Distribution expenses-Service Class	122,732
Reports and statements to shareholders	97,212
Trustees’ fees	16,954
Professional fees	16,668
Custodian fees	5,698
Pricing fees	202
Other	16,971

Total operating expenses	2,592,859

NET INVESTMENT INCOME	7,412,671

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	65,383,200
Net change in unrealized appreciation/depreciation of investments	1,017,680

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	66,400,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,813,551

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,412,671	$14,158,403
Net realized gain on investments	65,383,200	51,701,203
Net change in unrealized appreciation/depreciation of investments	1,017,680	71,677,789

Net increase in net assets resulting from operations	73,813,551	137,537,395

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income:
Standard Class	—	(9,942,279)
Service Class	—	(388,806)

	—	(10,331,085)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,619,541	3,381,470
Service Class	8,375,041	13,771,755
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	9,942,279
Service Class	—	388,806

	9,994,582	27,484,310

Cost of shares repurchased:
Standard Class	(73,668,744)	(183,671,501)
Service Class	(7,679,292)	(13,205,774)

	(81,348,036)	(196,877,275)

Decrease in net assets derived from capital share transactions	(71,353,454)	(169,392,965)

NET INCREASE (DECREASE) IN NET ASSETS	2,460,097	(42,186,655)
NET ASSETS:
Beginning of period	1,168,185,203	1,210,371,858

End of period (including undistributed net investment income of $11,241,081 and $3,828,410, respectively)	$1,170,645,300	$1,168,185,203

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–6

LVIP Delaware Growth and Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$28.962	$25.884	$20.972	$36.857	$35.157	$31.673

Income (loss) from investment operations:
Net investment income[2]	0.193	0.335	0.328	0.470	0.483	0.450
Net realized and unrealized gain (loss) on investments	1.668	3.005	4.842	(12.713)	1.660	3.454

Total from investment operations	1.861	3.340	5.170	(12.243)	2.143	3.904

Less dividends and distributions from:
Net investment income	—	(0.262)	(0.258)	(0.376)	(0.443)	(0.420)
Net realized gain on investments	—	—	—	(3.266)	—	—

Total dividends and distributions	—	(0.262)	(0.258)	(3.642)	(0.443)	(0.420)

Net asset value, end of period	$30.823	$28.962	$25.884	$20.972	$36.857	$35.157

Total return[3]	6.43%	12.93%	24.68%	(35.76% )	6.12%	12.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,098,872	$1,101,287	$1,151,408	$993,797	$1,823,930	$1,989,459
Ratio of expenses to average net assets	0.42%	0.42%	0.43%	0.41%	0.40%	0.38%
Ratio of net investment income to average net assets	1.28%	1.27%	1.48%	1.55%	1.29%	1.37%
Portfolio turnover	22%	32%	49%	37%	31%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–7

LVIP Delaware Growth and Income Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$28.928	$25.860	$20.963	$36.805	$35.116	$31.650

Income (loss) from investment operations:
Net investment income[2]	0.140	0.243	0.251	0.365	0.388	0.368
Net realized and unrealized gain (loss) on investments	1.665	2.995	4.826	(12.670)	1.662	3.447

Total from investment operations	1.805	3.238	5.077	(12.305)	2.050	3.815

Less dividends and distributions from:
Net investment income	—	(0.170)	(0.180)	(0.271)	(0.361)	(0.349)
Net realized gain on investments	—	—	—	(3.266)	—	—

Total dividends and distributions	—	(0.170)	(0.180)	(3.537)	(0.361)	(0.349)

Net asset value, end of period	$30.733	$28.928	$25.860	$20.963	$36.805	$35.116

Total return[3]	6.24%	12.54%	24.24%	(35.99% )	5.85%	12.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,773	$66,898	$58,964	$44,697	$65,405	$13,290
Ratio of expenses to average net assets	0.77%	0.77%	0.78%	0.76%	0.65%	0.63%
Ratio of net investment income to average net assets	0.93%	0.92%	1.13%	1.20%	1.04%	1.12%
Portfolio turnover	22%	32%	49%	37%	31%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–8

LVIP Delaware Growth and Income Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Growth and Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services,

LVIP Delaware Growth and Income Fund–9

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC) (Sub-advisor), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $58,929 and $5,077, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$328,548
Distribution fees payable to LFD	20,123

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $260,029,116 and sales of $309,099,354 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $838,559,454. At June 30, 2011, net unrealized appreciation was $329,218,457, of which $350,794,768 related to unrealized appreciation of investments and $21,576,311 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$1,162,812,207	$—	$1,162,812,207
Short-Term Investments	250,704	4,715,000	4,965,704

Total	$1,163,062,911	$4,715,000	$1,167,777,911

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

LVIP Delaware Growth and Income Fund–10

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$10,331,085

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$841,978,139
Undistributed ordinary income	11,241,081
Realized gains 1/1/11–6/30/11	64,880,197
Capital loss carryforwards as of 12/31/10	(76,672,574)
Unrealized appreciation of investments	329,218,457

Net assets	$1,170,645,300

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $76,672,574 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $64,880,197, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	53,441	126,862
Service Class	276,271	520,855
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	352,726
Service Class	—	13,807

	329,712	1,014,250

Shares repurchased:
Standard Class	(2,427,964)	(6,938,325)
Service Class	(253,517)	(502,220)

	(2,681,481)	(7,440,545)

Net decrease	(2,351,769)	(6,426,295)

7.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Delaware Growth and Income Fund–11

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Growth and Income Fund–12

LVIP Delaware Social Awareness Fund

LVIP Delaware Social
Awareness Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Delaware Social Awareness Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Social Awareness Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,084.30	0.46%	$2.38
Service Class Shares	1,000.00	1,082.40	0.81%	4.18

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	99.50%

Aerospace & Defense	2.38%
Air Freight & Logistics	1.45%
Auto Components	0.86%
Automobiles	1.09%
Beverages	1.62%
Biotechnology	3.71%
Capital Markets	2.50%
Chemicals	1.84%
Commercial Banks	3.34%
Communications Equipment	2.23%
Computers & Peripherals	3.56%
Construction & Engineering	0.63%
Consumer Finance	1.40%
Containers & Packaging	1.10%
Diversified Financial Services	1.10%
Diversified Telecommunication Services	1.98%
Electrical Equipment	2.05%
Energy Equipment & Services	3.93%
Food & Staples Retailing	2.12%
Food Products	1.67%
Gas Utilities	0.56%
Health Care Equipment & Supplies	1.82%
Health Care Providers & Services	3.90%
Hotels, Restaurants & Leisure	1.62%
Household Durables	1.36%
Household Products	1.04%
Insurance	4.23%
Internet & Catalog Retail	1.22%
Internet Software & Services	3.30%
IT Services	1.72%
Life Sciences Tools & Services	1.08%
Machinery	3.41%
Media	5.06%
Metals & Mining	0.82%
Multiline Retail	4.53%
Multi-Utilities	0.82%
Oil, Gas & Consumable Fuels	2.72%
Pharmaceuticals	4.95%
Professional Services	1.61%
Road & Rail	2.03%
Semiconductors & Semiconductor Equipment	3.99%
Software	5.06%
Specialty Retail	0.70%
Wireless Telecommunication Services	1.39%

Short-Term Investment	0.71%

Total Value of Securities	100.21%

Liabilities Net of Receivables and Other Assets	(0.21%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Microsoft	3.11%
Allergan	2.52%
Google Class A	2.46%
Abbott Laboratories	2.43%
EMC	2.37%
UnitedHealth Group	2.36%
Wells Fargo	2.33%
CVS Caremark	2.12%
Roper Industries	2.05%
AT&T	1.98%

Total	23.73%

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.50%
	Aerospace & Defense–2.38%
	Rockwell Collins	111,100	$6,853,759
	United Technologies	107,700	9,532,527

			16,386,286

	Air Freight & Logistics–1.45%
	FedEx	105,300	9,987,705

			9,987,705

	Auto Components–0.86%
†	Borg Warner	73,400	5,929,986

			5,929,986

	Automobiles–1.09%
†	Ford Motor	542,800	7,485,212

			7,485,212

	Beverages–1.62%
	PepsiCo	158,300	11,149,069

			11,149,069

	Biotechnology–3.71%
†	Amgen	143,200	8,355,720
†	Celgene	89,700	5,410,704
†	Gilead Sciences	180,300	7,466,223
†	Vertex Pharmaceuticals	82,800	4,304,772

			25,537,419

	Capital Markets–2.50%
	BlackRock	43,400	8,324,554
	State Street	197,600	8,909,784

			17,234,338

	Chemicals–1.84%
	Celanese Class A	133,800	7,132,878
†	Rockwood Holdings	99,500	5,501,355

			12,634,233

	Commercial Banks–3.34%
	M&T Bank	78,900	6,939,255
	Wells Fargo	571,500	16,036,290

			22,975,545

	Communications Equipment–2.23%
	Cisco Systems	211,000	3,293,710
	QUALCOMM	212,100	12,045,159

			15,338,869

	Computers & Peripherals–3.56%
†	EMC	593,300	16,345,415
†	NetApp	154,400	8,149,232

			24,494,647

	Construction & Engineering–0.63%
†	Quanta Services	216,100	4,365,220

			4,365,220

	Consumer Finance–1.40%
	Capital One Financial	185,850	9,602,870

			9,602,870

	Containers & Packaging–1.10%
†	Owens-Illinois	294,500	7,601,045

			7,601,045

	Diversified Financial Services–1.10%
†	IntercontinentalExchange	60,800	7,582,368

			7,582,368

	Diversified Telecommunication Services–1.98%
	AT&T	433,800	13,625,658

			13,625,658

	Electrical Equipment–2.05%
	Roper Industries	169,100	14,086,030

			14,086,030

	Energy Equipment & Services–3.93%
†	Nabors Industries	396,700	9,774,688
	National Oilwell Varco	110,300	8,626,563
	Noble	219,200	8,638,672

			27,039,923

	Food & Staples Retailing–2.12%
	CVS Caremark	387,800	14,573,524

			14,573,524

	Food Products–1.67%
	General Mills	307,800	11,456,316

			11,456,316

	Gas Utilities–0.56%
	AGL Resources	95,100	3,871,521

			3,871,521

	Health Care Equipment & Supplies–1.82%
	Baxter International	151,300	9,031,097
†	Gen-Probe	50,700	3,505,905

			12,537,002

	Health Care Providers & Services–3.90%
†	Express Scripts	195,800	10,569,284
	UnitedHealth Group	315,400	16,268,332

			26,837,616

	Hotels, Restaurants & Leisure–1.62%
	Starbucks	282,600	11,159,874

			11,159,874

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Household Durables–1.36%
	Jarden	271,000	$9,352,210

			9,352,210

	Household Products–1.04%
	Kimberly-Clark	107,200	7,135,232

			7,135,232

	Insurance–4.23%
	AFLAC	182,100	8,500,428
	Prudential Financial	209,300	13,309,387
	Travelers	124,600	7,274,148

			29,083,963

	Internet & Catalog Retail–1.22%
	Expedia	289,600	8,395,504

			8,395,504

	Internet Software & Services–3.30%
†	Google Class A	33,500	16,963,730
†	LogMeIn	149,500	5,766,215

			22,729,945

	IT Services–1.72%
	Accenture Class A	196,000	11,842,320

			11,842,320

	Life Sciences Tools & Services–1.08%
†	Thermo Fisher Scientific	115,800	7,456,362

			7,456,362

	Machinery–3.41%
	Cummins	44,300	4,584,607
	Deere	148,700	12,260,315
	ESCO Technologies	117,200	4,312,960
	Lincoln Electric Holdings	64,400	2,308,740

			23,466,622

	Media–5.06%
	CBS Class B	144,200	4,108,258
	Comcast Class A	418,700	10,609,858
	News Class A	403,700	7,145,490
	Viacom Class B	254,160	12,962,159

			34,825,765

	Metals & Mining–0.82%
	Cliffs Natural Resources	60,900	5,630,205

			5,630,205

	Multiline Retail–4.53%
	Kohl’s	189,100	9,456,891
	Macy’s	458,300	13,400,692
	Nordstrom	177,100	8,313,074

			31,170,657

	Multi-Utilities–0.82%
	OGE Energy	112,500	5,661,000

			5,661,000

	Oil, Gas & Consumable Fuels–2.72%
	Apache	33,800	4,170,582
	EQT	89,200	4,684,784
†	Newfield Exploration	145,400	9,890,108

			18,745,474

	Pharmaceuticals–4.95%
	Abbott Laboratories	318,400	16,754,208
	Allergan	208,100	17,324,325

			34,078,533

	Professional Services–1.61%
	Manpower	91,300	4,898,245
	Towers Watson Class A	94,394	6,202,630

			11,100,875

	Road & Rail–2.03%
	Norfolk Southern	80,700	6,046,851
	Union Pacific	76,200	7,955,280

			14,002,131

	Semiconductors & Semiconductor Equipment–3.99%
†	First Solar	34,500	4,563,315
	Intel	613,900	13,604,024
	Maxim Integrated Products	192,700	4,925,412
†	ON Semiconductor	414,000	4,334,580

			27,427,331

	Software–5.06%
†	Check Point Software Technologies	173,700	9,874,845
	Microsoft	822,500	21,385,000
	Oracle	107,400	3,534,534

			34,794,379

	Specialty Retail–0.70%
	Guess	114,900	4,832,694

			4,832,694

	Wireless Telecommunication Services–1.39%
	Vodafone Group ADR	358,600	9,581,792

			9,581,792

	Total Common Stock (Cost $516,037,207)		684,805,270

	SHORT-TERM INVESTMENT–0.71%
	Money Market Mutual Fund–0.71%
	Dreyfus Treasury & Agency Cash Management Fund	4,900,088	4,900,088

	Total Short-Term Investment (Cost $4,900,088)		4,900,088

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.21% (Cost $520,937,295)	$689,705,358

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(1,433,283)

NET ASSETS APPLICABLE TO 20,768,204 SHARES OUTSTANDING–100.00%	$688,272,075

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($624,472,258 / 18,837,183 Shares)	$33.151

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($63,799,817 / 1,931,021 Shares)	$33.039

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization–no par)	$477,718,283
Undistributed net investment income	4,444,599
Accumulated net realized gain on investments	37,341,130
Net unrealized appreciation of investments	168,768,063

Total net assets	$688,272,075

†	Non income producing security.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,803,966
Interest	3,483

4,807,449

EXPENSES:
Management fees	1,310,421
Accounting and administration expenses	158,209
Distribution expenses-Service Class	109,774
Reports and statements to shareholders	63,438
Professional fees	13,403
Trustees’ fees	9,875
Custodian fees	4,112
Pricing fees	231
Other	29,907

Total operating expenses	1,699,370

NET INVESTMENT INCOME	3,108,079

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	75,212,075
Net change in unrealized appreciation/depreciation of investments	(22,666,767)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	52,545,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,653,387

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,108,079	$5,006,833
Net realized gain on investments	75,212,075	13,755,505
Net change in unrealized appreciation/ depreciation of investments	(22,666,767)	52,655,232

Net increase in net assets resulting from operations	55,653,387	71,417,570

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,515,715)
Service Class	—	(155,337)

	—	(3,671,052)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,271,679	7,028,718
Service Class	3,548,798	8,498,167
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,515,715
Service Class	—	155,337

	7,820,477	19,197,937

Cost of shares repurchased:
Standard Class	(46,855,097)	(87,204,034)
Service Class	(6,056,051)	(13,865,555)

	(52,911,148)	(101,069,589)

Decrease in net assets derived from capital share transactions	(45,090,671)	(81,871,652)

NET INCREASE (DECREASE) IN NET ASSETS	10,562,716	(14,125,134)
NET ASSETS:
Beginning of period	677,709,359	691,834,493

End of period (including undistributed net investment income of $4,444,599 and $1,336,520, respectively)	$688,272,075	$677,709,359

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$30.573	$27.563	$22.408	$36.654	$35.920	$32.259

Income (loss) from investment operations:
Net investment income[2]	0.150	0.222	0.212	0.317	0.401	0.326
Net realized and unrealized gain (loss) on investments	2.428	2.962	6.405	(12.349)	0.661	3.637

Total from investment operations	2.578	3.184	6.617	(12.032)	1.062	3.963

Less dividends and distributions from:
Net investment income	—	(0.174)	(0.170)	(0.278)	(0.328)	(0.302)
Net realized gain on investments	—	—	(1.292)	(1.936)	—	—

Total dividends and distributions	—	(0.174)	(1.462)	(2.214)	(0.328)	(0.302)

Net asset value, end of period	$33.151	$30.573	$27.563	$22.408	$36.654	$35.920

Total return[3]	8.43%	11.57%	30.00%	(34.41% )	2.97%	12.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$624,472	$616,404	$631,412	$554,029	$1,000,287	$1,131,469
Ratio of expenses to average net assets	0.46%	0.47%	0.48%	0.44%	0.41%	0.41%
Ratio of net investment income to average net assets	0.93%	0.79%	0.89%	1.02%	1.09%	0.97%
Portfolio turnover	28%	28%	33%	41%	15%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$30.523	$27.525	$22.389	$36.593	$35.870	$32.230

Income (loss) from investment operations:
Net investment income[2]	0.093	0.124	0.128	0.208	0.307	0.243
Net realized and unrealized gain (loss) on investments	2.423	2.951	6.387	(12.301)	0.662	3.627

Total from investment operations	2.516	3.075	6.515	(12.093)	0.969	3.870

Less dividends and distributions from:
Net investment income	—	(0.077)	(0.087)	(0.175)	(0.246)	(0.230)
Net realized gain on investments	—	—	(1.292)	(1.936)	—	—

Total dividends and distributions	—	(0.077)	(1.379)	(2.111)	(0.246)	(0.230)

Net asset value, end of period	$33.039	$30.523	$27.525	$22.389	$36.593	$35.870

Total return[3]	8.24%	11.18%	29.54%	(34.64% )	2.71%	12.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,800	$61,305	$60,422	$50,375	$84,597	$84,112
Ratio of expenses to average net assets	0.81%	0.82%	0.83%	0.79%	0.66%	0.66%
Ratio of net investment income to average net assets	0.58%	0.44%	0.54%	0.67%	0.84%	0.72%
Portfolio turnover	28%	28%	33%	41%	15%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC) (Sub-advisor), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $34,424 and $2,958, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$212,517
Distribution fees payable to LFD	17,832

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. Investments
For the six months ended June 30, 2011, the Fund made purchases of $192,300,835 and sales of $225,333,943 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $522,658,614. At June 30, 2011, net unrealized appreciation was $167,046,744, of which $173,988,644 related to unrealized appreciation of investments and $6,941,900 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

Level 1

Common Stock	$684,805,270
Short-Term Investment	4,900,088

Total	$689,705,358

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$3,671,052

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$477,718,283
Undistributed ordinary income	4,444,599
Realized gains 1/1/11–6/30/11	74,487,355
Capital loss carryforwards as of 12/31/10	(35,424,906)
Unrealized appreciation of investments	167,046,744

Net assets	$688,272,075

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $35,424,906 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $74,487,355, which may reduce the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	132,375	249,322
Service Class	110,925	306,379
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	117,874
Service Class	—	5,215

	243,300	678,790

Shares repurchased:
Standard Class	(1,456,634)	(3,113,716)
Service Class	(188,364)	(498,313)

	(1,644,998)	(3,612,029)

Net decrease	(1,401,698)	(2,933,239)

7. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Delaware Special Opportunities Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Special Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,065.60	0.46%	$2.36
Service Class Shares	1,000.00	1,063.70	0.81%	4.14

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	97.26%

Aerospace & Defense	0.50%
Auto Components	3.28%
Beverages	0.75%
Capital Markets	2.32%
Chemicals	9.37%
Commercial Banks	5.60%
Commercial Services & Supplies	1.20%
Communications Equipment	0.57%
Construction & Engineering	1.52%
Containers & Packaging	2.31%
Diversified Consumer Services	1.13%
Electric Utilities	1.85%
Electrical Equipment	1.23%
Electronic Equipment, Instruments & Components	2.04%
Energy Equipment & Services	2.35%
Food Products	0.53%
Gas Utilities	0.28%
Health Care Equipment & Supplies	0.95%
Health Care Providers & Services	3.03%
Hotels, Restaurants & Leisure	0.47%
Household Durables	2.04%
Insurance	7.93%
IT Services	1.61%
Leisure Equipment & Products	0.87%
Life Sciences Tools & Services	1.02%
Machinery	5.37%
Media	0.42%
Metals & Mining	3.91%
Multiline Retail	2.52%
Multi-Utilities	2.11%
Oil, Gas & Consumable Fuels	8.26%
Pharmaceuticals	1.79%
Professional Services	0.72%
Real Estate Investment Trusts	3.39%
Road & Rail	3.04%
Semiconductors & Semiconductor Equipment	1.44%
Software	2.41%
Specialty Retail	4.24%
Textiles, Apparel & Luxury Goods	1.20%
Tobacco	1.69%

Short-Term Investments	2.69%

Total Value of Securities	99.95%

Receivables and Other Assets Net of Liabilities	0.05%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Newfield Exploration	3.01%
Cliffs Natural Resources	2.58%
FMC	2.44%
Cytec Industries	2.03%
Celanese Class A	1.90%
Berkley (W.R.)	1.85%
Johnson Controls	1.82%
Watson Pharmaceutical	1.79%
Cummins	1.73%
McKesson	1.73%

Total	20.88%

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.26%
	Aerospace & Defense–0.50%
	Alliant Techsystems	46,500	$3,316,845

			3,316,845

	Auto Components–3.28%
†	Borg Warner	121,000	9,775,590
	Johnson Controls	292,000	12,164,720

			21,940,310

	Beverages–0.75%
	Dr. Pepper Snapple Group	120,000	5,031,600

			5,031,600

	Capital Markets–2.32%
	Federated Investors Class B	193,300	4,608,272
	Northern Trust	83,500	3,837,660
	Raymond James Financial	219,550	7,058,533

			15,504,465

	Chemicals–9.37%
	Albemarle	147,700	10,220,840
	Celanese Class A	238,800	12,730,428
	Cytec Industries	237,200	13,565,468
	FMC	189,500	16,300,790
†	Solutia	429,800	9,820,930

			62,638,456

	Commercial Banks–5.60%
	Associated Banc-Corp	175,900	2,445,010
	BancorpSouth	215,800	2,678,078
	Bank of Hawaii	184,500	8,582,940
	East West Bancorp	491,400	9,931,194
	First Horizon National	633,810	6,046,547
	Regions Financial	602,400	3,734,880
	Zions Bancorp	168,800	4,052,888

			37,471,537

	Commercial Services & Supplies–1.20%
	Brink’s	126,000	3,758,580
	Donnelley (R.R.) & Sons	217,200	4,259,292

			8,017,872

	Communications Equipment–0.57%
†	Polycom	59,300	3,812,990

			3,812,990

	Construction & Engineering–1.52%
	KBR	269,800	10,168,762

			10,168,762

	Containers & Packaging–2.31%
†	Crown Holdings	245,300	9,522,546
†	Owens-Illinois	229,800	5,931,138

			15,453,684

	Diversified Consumer Services–1.13%
	Service International	649,700	7,588,496

			7,588,496

	Electric Utilities–1.85%
	Edison International	175,600	6,804,500
	PPL	200,300	5,574,349

			12,378,849

	Electrical Equipment–1.23%
	Regal-Beloit	123,400	8,239,418

			8,239,418

	Electronic Equipment, Instruments & Components–2.04%
†	Agilent Technologies	144,700	7,395,617
†	Avnet	196,300	6,258,044

			13,653,661

	Energy Equipment & Services–2.35%
	ENSCO ADR	174,200	9,284,860
†	Rowan	165,400	6,419,174

			15,704,034

	Food Products–0.53%
	Tyson Food Class A	181,900	3,532,498

			3,532,498

	Gas Utilities–0.28%
	Questar	105,500	1,868,405

			1,868,405

	Health Care Equipment & Supplies–0.95%
	Becton, Dickinson	74,000	6,376,580

			6,376,580

	Health Care Providers & Services–3.03%
	McKesson	138,300	11,568,795
	Universal Health Services Class B	169,300	8,724,029

			20,292,824

	Hotels, Restaurants & Leisure–0.47%
	Starwood Hotels & Resorts Worldwide	56,000	3,138,240

			3,138,240

	Household Durables–2.04%
	DR Horton	280,933	3,236,348
	Fortune Brands	86,400	5,509,728
	Newell Rubbermaid	308,600	4,869,708

			13,615,784

	Insurance–7.93%
	American Financial Group	274,650	9,802,259
	Berkley (W.R.)	381,850	12,387,214
	HCC Insurance Holdings	225,300	7,096,950
	Loews	82,400	3,468,216
	Reinsurance Group of America	150,600	9,165,516

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Insurance (continued)

	StanCorp Financial Group	79,700	$3,362,543
	Torchmark	121,000	7,760,940

			53,043,638

	IT Services–1.61%
	Computer Sciences	94,100	3,572,036
†	Fiserv	114,600	7,177,398

			10,749,434

	Leisure Equipment & Products–0.87%
	Hasbro	132,500	5,820,725

			5,820,725

	Life Sciences Tools & Services–1.02%
†	Thermo Fisher Scientific	106,100	6,831,779

			6,831,779

	Machinery–5.37%
	Cummins	111,900	11,580,531
	Eaton	94,000	4,836,300
	Gardner Denver	127,500	10,716,375
	Parker Hannifin	97,750	8,772,085

			35,905,291

	Media–0.42%
	Meredith	89,500	2,786,135

			2,786,135

	Metals & Mining–3.91%
	Cliffs Natural Resources	186,400	17,232,680
	Walter Energy	76,700	8,881,860

			26,114,540

	Multiline Retail–2.52%
†	Dollar Tree	116,400	7,754,568
	Macy’s	247,700	7,242,748
†	Saks	165,700	1,850,869

			16,848,185

	Multi-Utilities–2.11%
	Public Service Enterprise Group	213,400	6,965,376
	Wisconsin Energy	226,800	7,110,180

			14,075,556

	Oil, Gas & Consumable Fuels–8.26%
	El Paso	368,700	7,447,740
†	Forest Oil	408,500	10,911,035
†	Newfield Exploration	295,600	20,106,712
†	Whiting Petroleum	194,000	11,040,540
	Williams	188,500	5,702,125

			55,208,152

	Pharmaceuticals–1.79%
†	Watson Pharmaceutical	174,200	11,972,766

			11,972,766

	Professional Services–0.72%
	Manpower	89,800	4,817,770

			4,817,770

	Real Estate Investment Trusts–3.39%
	Boston Properties	65,300	6,932,248
	Brandywine Realty Trust	367,500	4,259,325
	Highwoods Properties	275,500	9,127,315
	Kimco Realty	126,600	2,359,824
	Simon Property Group	2	232

			22,678,944

	Road & Rail–3.04%
	Canadian National Railway	112,100	8,956,790
	CSX	434,700	11,397,834

			20,354,624

	Semiconductors & Semiconductor Equipment–1.44%
†	Marvell Technology Group	374,500	5,529,493
	National Semiconductor	166,700	4,102,487

			9,631,980

	Software–2.41%
†	Adobe Systems	101,900	3,204,755
†	Compuware	614,200	5,994,592
†	Synopsys	268,400	6,900,564

			16,099,911

	Specialty Retail–4.24%
	American Eagle Outfitters	283,200	3,610,800
	Gap	344,900	6,242,690
	PETsMART	186,300	8,452,431
	Tiffany & Co	127,800	10,034,856

			28,340,777

	Textiles, Apparel & Luxury Goods–1.20%
	VF	74,100	8,044,296

			8,044,296

	Tobacco–1.69%
	Reynolds American	305,800	11,329,890

			11,329,890

	Total Common Stock (Cost $422,325,481)		650,399,703

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	SHORT-TERM INVESTMENTS–2.69%
≠	Discounted Commercial Paper–2.67%
	Abbey National North America 0.03% 7/1/11	$17,880,000	$17,880,000

			17,880,000

		Number of	Value
		Shares	(U.S. $)

	Money Market Mutual Fund–0.02%
	Dreyfus Treasury & Agency Cash Management Fund	115,626	$115,626

			115,626

	Total Short-Term Investments (Cost $17,995,626)		17,995,626

TOTAL VALUE OF SECURITIES–99.95% (Cost $440,321,107)	668,395,329

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	353,621

NET ASSETS APPLICABLE TO 15,964,265 SHARES OUTSTANDING–100.00%	$668,748,950

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($607,148,027 / 14,490,232 Shares)	$41.901

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($61,600,923 / 1,474,033 Shares)	$41.791

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$357,436,596
Undistributed net investment income	4,139,886
Accumulated net realized gain on investments	79,098,466
Net unrealized appreciation of investments and foreign currencies	228,074,002

Total net assets	$668,748,950

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,921,906
Interest	8,486
Foreign tax withheld	(11,190)

3,919,202

EXPENSES:
Management fees	1,276,632
Accounting and administration expenses	153,025
Distribution expenses-Service Class	98,679
Reports and statements to shareholders	53,555
Professional fees	13,650
Trustees’ fees	9,406
Custodian fees	3,367
Pricing fees	546
Other	9,437

Total operating expenses	1,618,297

NET INVESTMENT INCOME	2,300,905

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	31,439,067
Foreign currencies	360

Net realized gain	31,439,427
Net change in unrealized appreciation/depreciation of investments and foreign currencies	8,139,407

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	39,578,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,879,739

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,300,905	$5,677,670
Net realized gain on investments and foreign currencies	31,439,427	48,825,888
Net change in unrealized appreciation/depreciation of investments and foreign currencies	8,139,407	96,464,757

Net increase in net assets resulting from operations	41,879,739	150,968,315

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,888,620)
Service Class	—	(164,521)

	—	(4,053,141)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,611,844	37,065,226
Service Class	19,354,813	22,140,865
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	—	3,888,620
Service Class	—	164,521

	33,966,657	63,259,232

Cost of shares repurchased:
Standard Class	(45,272,584)	(70,806,242)
Service Class	(10,372,216)	(10,000,289)

	(55,644,800)	(80,806,531)

Decrease in net assets derived from capital share transactions	(21,678,143)	(17,547,299)

NET INCREASE IN NET ASSETS	20,201,596	129,367,875
NET ASSETS:
Beginning of period	648,547,354	519,179,479

End of period (including undistributed net investment income of $4,139,886 and $1,838,621, respectively)	$668,748,950	$648,547,354

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$39.323	$30.303	$24.091	$42.051	$44.049	$39.849

Income (loss) from investment operations:
Net investment income[2]	0.148	0.349	0.347	0.491	0.544	0.583
Net realized and unrealized gain (loss) on investments and foreign currencies	2.430	8.928	6.927	(14.940)	1.166	5.688

Total from investment operations	2.578	9.277	7.274	(14.449)	1.710	6.271

Less dividends and distributions from:
Net investment income	—	(0.257)	(0.257)	(0.380)	(0.424)	(0.537)
Net realized gain on investments	—	—	(0.805)	(3.131)	(3.284)	(1.534)

Total dividends and distributions	—	(0.257)	(1.062)	(3.511)	(3.708)	(2.071)

Net asset value, end of period	$41.901	$39.323	$30.303	$24.091	$42.051	$44.049

Total return[3]	6.56%	30.63%	30.45%	(36.63% )	3.81%	16.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$607,148	$599,052	$491,581	$389,590	$726,114	$807,158
Ratio of expenses to average net assets	0.46%	0.48%	0.51%	0.47%	0.44%	0.44%
Ratio of net investment income to average net assets	0.72%	1.04%	1.34%	1.40%	1.19%	1.40%
Portfolio turnover	5%	14%	18%	10%	7%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$39.288	$30.289	$24.091	$41.995	$44.005	$39.817

Income (loss) from investment operations:
Net investment income[2]	0.076	0.233	0.256	0.373	0.431	0.479
Net realized and unrealized gain (loss) on investments and foreign currencies	2.427	8.904	6.913	(14.886)	1.168	5.677

Total from investment operations	2.503	9.137	7.169	(14.513)	1.599	6.156

Less dividends and distributions from:
Net investment income	—	(0.138)	(0.166)	(0.260)	(0.325)	(0.434)
Net realized gain on investments	—	—	(0.805)	(3.131)	(3.284)	(1.534)

Total dividends and distributions	—	(0.138)	(0.971)	(3.391)	(3.609)	(1.968)

Net asset value, end of period	$41.791	$39.288	$30.289	$24.091	$41.995	$44.005

Total return[3]	6.37%	30.18%	29.99%	(36.85% )	3.55%	15.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,601	$49,495	$27,598	$18,480	$16,033	$8,370
Ratio of expenses to average net assets	0.81%	0.83%	0.86%	0.82%	0.69%	0.69%
Ratio of net investment income to average net assets	0.37%	0.69%	0.99%	1.05%	0.94%	1.15%
Portfolio turnover	5%	14%	18%	10%	7%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution,

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $33,298 and $2,867, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$207,131
Distribution fees payable to LFD	17,199

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $32,375,253 and sales of $56,176,987 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $440,340,181. At June 30, 2011, net unrealized appreciation was $228,055,148, of which $257,697,217 related to unrealized appreciation of investments and $29,642,069 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$650,399,703	$—	$650,399,703
Short-Term Investments	115,626	17,880,000	17,995,626

Total	$650,515,329	$17,880,000	$668,395,329

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$4,053,141

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$357,436,596
Undistributed ordinary income	9,208,972
Undistributed long-term capital gains	74,048,454
Unrealized appreciation of investments and foreign currencies	228,054,928

Net assets	$668,748,950

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$360	$(360)

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	354,973	1,062,504
Service Class	468,195	646,704
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	101,446
Service Class	—	4,295

	823,168	1,814,949

Shares repurchased:
Standard Class	(1,099,013)	(2,151,637)
Service Class	(253,978)	(302,336)

	(1,352,991)	(2,453,973)

Net decrease	(529,823)	(639,024)

7.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund–12

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Allocation Funds
LVIP Dimensional Non-U.S. Equity Fund
LVIP Dimensional U.S. Equity Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Dimensional/Vanguard Allocation Funds

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocations	3
Statements of Net Assets	4
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	17
Other Fund Information	21

LVIP Dimensional/Vanguard Allocation Funds

Disclosure
     OF FUND EXPENSES
For the Period May 2, 2011* to June 30, 2011

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2011 to June 30, 2011.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Dimensional Non-U.S. Equity Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11

Actual*
Standard Class Shares	$1,000.00	$958.60	0.30%	$0.48
Service Class Shares	1,000.00	958.30	0.55%	0.89

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Dimensional U.S. Equity Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11

Actual*
Standard Class Shares	$1,000.00	$974.10	0.30%	$0.49
Service Class Shares	1,000.00	974.10	0.55%	0.89

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Dimensional/Vanguard Total Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11

Actual*
Standard Class Shares	$1,000.00	$1,007.30	0.30%	$0.49
Service Class Shares	1,000.00	1,006.70	0.55%	0.91

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP Vanguard Domestic Equity ETF Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11

Actual*
Standard Class Shares	$1,000.00	$968.20	0.30%	$0.49
Service Class Shares	1,000.00	967.70	0.55%	0.89

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Vanguard International Equity ETF Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11

Actual*
Standard Class Shares	$1,000.00	$967.10	0.30%	$0.49
Service Class Shares	1,000.00	966.70	0.55%	0.89

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1.023.31	0.30%	$1.51
Service Class Shares	1,000.00	1.022.07	0.55%	2.76

*	The Funds commenced operations on May 2, 2011. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the actual since inception).

**	Expenses paid during the period for “Hypothetical” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Allocation Funds

Security Type/Sector Allocations
As of June 30, 2011

LVIP Dimensional Non-U.S. Equity Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Company	1.86%

Unaffiliated Investment Companies	92.89%

Short-Term Investment	1.53%

Total Value of Securities	96.28%

Receivables and Other Assets Net of Liabilities	3.72%

Total Net Assets	100.00%

LVIP Dimensional U.S. Equity Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Company	1.88%

Unaffiliated Investment Companies	95.11%

Short-Term Investment	1.55%

Total Value of Securities	98.54%

Receivables and Other Assets Net of Liabilities	1.46%

Total Net Assets	100.00%

LVIP Dimensional/Vanguard Total Bond Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Company	1.83%

Unaffiliated Investment Companies	89.40%

Short-Term Investment	11.43%

Total Value of Securities	102.66%

Liabilities Net of Receivables and Other Assets	(2.66%)

Total Net Assets	100.00%

LVIP Vanguard Domestic Equity ETF Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Company	1.94%

Unaffiliated Investment Companies	97.82%

Short-Term Investment	0.84%

Total Value of Securities	100.60%

Liabilities Net of Receivables and Other Assets	(0.60%)

Total Net Assets	100.00%

LVIP Vanguard International Equity ETF Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Company	1.93%

Unaffiliated Investment Companies	97.87%

Short-Term Investment	0.71%

Total Value of Securities	100.51%

Liabilities Net of Receivables and Other Assets	(0.51%)

Total Net Assets	100.00%

LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Dimensional Non-U.S. Equity Fund
Statements of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANY–1.86%
	Money Market Fund–1.86%
*	Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	1,638	$16,379

	Total Affiliated Investment Company (Cost $16,379)		16,379

	UNAFFILIATED INVESTMENT COMPANIES–92.89%
	International Equity Funds–92.89%
**	DFA Emerging Markets Core Equity Portfolio	3,752	82,914
**	DFA International Core Equity Portfolio	18,010	208,561
**	DFA International Real Estate Securities Portfolio	7,500	41,398
**	DFA International Small Cap Value Portfolio	2,346	41,498
**	DFA International Vector Equity Portfolio	7,522	83,188
**	DFA Large Cap International Portfolio	10,164	209,077
**	DFA VA International Small Portfolio	5,641	66,393
**	DFA VA International Value Portfolio	6,511	83,662

	Total Unaffiliated Investment Companies (Cost $802,008)		816,691

	SHORT-TERM INVESTMENT–1.53%
	Money Market Mutual Fund–1.53%
	Dreyfus Treasury & Agency Cash Management Fund	13,476	13,476

	Total Short-Term Investment (Cost $13,476)		13,476

TOTAL VALUE OF SECURITIES–96.28% (Cost $831,863)	846,546
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.72%	32,690

NET ASSETS APPLICABLE TO 91,752 SHARES OUTSTANDING–100.00%	$879,236

NET ASSET VALUE–LVIP DIMENSIONAL NON-U.S. EQUITY FUND STANDARD CLASS ($20,850 / 2,175 Shares)	$9.586

NET ASSET VALUE–LVIP DIMENSIONAL NON-U.S. EQUITY FUND SERVICE CLASS ($858,386 / 89,577 Shares)	$9.583

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$865,335
Undistributed net investment income	1,276
Accumulated net realized loss on investments	(2,058)
Net unrealized appreciation of investments	14,683

Total net assets	$879,236

*	Standard Class Shares.

**	Institutional Class Shares.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Dimensional U.S. Equity Fund
Statements of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANY–1.88%
	Money Market Fund–1.88%
*	Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	1,624	$16,241

	Total Affiliated Investment Company (Cost $16,241)		16,241

	UNAFFILIATED INVESTMENT COMPANIES–95.11%
	Equity Funds–95.11%
**	DFA Real Estate Securities Portfolio	1,729	41,122
**	DFA U.S. Core Equity 1 Portfolio	14,374	167,606
**	DFA U.S. Large Cap Value Portfolio	7,699	125,956
**	DFA U.S. Large Company Portfolio	24,050	250,365
**	DFA U.S. Micro Cap Portfolio	2,913	42,244
**	DFA U.S. Small Cap Portfolio	2,964	67,795
**	DFA U.S. Small Cap Value Portfolio	1,582	42,350
**	DFA VA U.S. Targeted Value Portfolio	6,883	84,318

	Total Unaffiliated Investment Companies (Cost $796,021)		821,756

	SHORT-TERM INVESTMENT–1.55%
	Money Market Mutual Fund–1.55%
	Dreyfus Treasury & Agency Cash Management Fund	13,433	13,433

	Total Short-Term Investment (Cost $13,433)		13,433

TOTAL VALUE OF SECURITIES–98.54% (Cost $825,695)	851,430
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.46%	12,613

NET ASSETS APPLICABLE TO 88,705 SHARES OUTSTANDING–100.0%	$864,043

NET ASSET VALUE–LVIP DIMENSIONAL U.S. EQUITY FUND STANDARD CLASS ($22,833 / 2,344 Shares)	$9.741

NET ASSET VALUE–LVIP DIMENSIONAL U.S. EQUITY FUND SERVICE CLASS ($841,210 / 86,361 Shares)	$9.741

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$838,268
Undistributed net investment income	40
Net unrealized appreciation of investments	25,735

Total net assets	$864,043

*	Standard Class Shares.

**	Institutional Class Shares.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Dimensional/Vanguard Total Bond Fund
Statements of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANY–1.83%
	Money Market Fund–1.83%
*	Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	6,730	$67,304

	Total Affiliated Investment Company (Cost $67,304)		67,304

	UNAFFILIATED INVESTMENT COMPANIES–89.40%
	Fixed Income Funds–89.40%
**	DFA Inflation-Protected Securities Portfolio	28,799	337,530
**	DFA Short-Term Extended Quality Portfolio	31,033	335,778
**	DFA Two-Year Global Fixed Income Portfolio	19,774	201,891
**	DFA VA Global Bond Portfolio	27,389	301,830
**	DFA VA Short Term Fixed Portfolio	42,700	437,249
	Vanguard Long-Term Bond ETF	4,124	329,755
	Vanguard Mortgage-Backed Securities ETF	6,533	333,738
	Vanguard Total Bond Market ETF	12,348	1,002,164

	Total Unaffiliated Investment Companies (Cost $3,296,075)		3,279,935

	SHORT-TERM INVESTMENT–11.43%
	Money Market Mutual Fund–11.43%
	Dreyfus Treasury & Agency Cash Management Fund	419,401	419,401

	Total Short-Term Investment (Cost $419,401)		419,401

TOTAL VALUE OF SECURITIES–102.66% (Cost $3,782,780)	3,766,640
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.66%)	(97,670)

NET ASSETS APPLICABLE TO 364,468 SHARES OUTSTANDING–100.00%	$3,668,970

NET ASSET VALUE–LVIP DIMENSIONAL/VANGUARD TOTAL BOND FUND STANDARD CLASS ($14,978 / 1,487 Shares)	$10.073

NET ASSET VALUE–LVIP DIMENSIONAL/VANGUARD TOTAL BOND FUND SERVICE CLASS ($3,653,992 / 362,981 Shares)	$10.067

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$3,684,166
Undistributed net investment income	1,075
Accumulated net realized loss on investments	(131)
Net unrealized depreciation of investments	(16,140)

Total net assets	$3,668,970

*	Standard Class Shares.

**	Institutional Class Shares.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
ETF–Exchange Traded Fund
VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Vanguard Domestic Equity ETF Fund
Statements of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANY–1.94%
	Money Market Fund–1.94%
*	Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	82,549	$825,487

	Total Affiliated Investment Company (Cost $825,487)		825,487

	UNAFFILIATED INVESTMENT COMPANIES–97.82%
	Equity Funds–97.82%
	Vanguard Dividend Appreciation ETF	75,242	4,212,800
	Vanguard Mega Cap 300 Growth Index ETF	130,139	6,440,579
	Vanguard Mega Cap 300 Value Index ETF	206,486	8,391,591
	Vanguard Mid-Cap Growth ETF	32,063	2,180,925
	Vanguard Mid-Cap Value ETF	52,597	2,976,464
	Vanguard REIT Index ETF	34,461	2,071,106
	Vanguard Small-Cap Growth ETF	20,420	1,754,078
	Vanguard Small-Cap Value ETF	30,479	2,135,968
	Vanguard Total Stock Market ETF	168,490	11,524,717

	Total Unaffiliated Investment Companies (Cost $40,438,741)		41,688,228

	SHORT-TERM INVESTMENT–0.84%
	Money Market Mutual Fund–0.84%
	Dreyfus Treasury & Agency Cash Management Fund	357,859	357,859

	Total Short-Term Investment (Cost $357,859)		357,859

TOTAL VALUE OF SECURITIES–100.60% (Cost $41,622,087)	42,871,574
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)	(255,138)

NET ASSETS APPLICABLE TO 4,403,929 SHARES OUTSTANDING–100.00%	$42,616,436

NET ASSET VALUE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($10,127 / 1,046 Shares)	$9.682

NET ASSET VALUE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($42,606,309 / 4,402,883 Shares)	$9.677

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$41,218,249
Undistributed net investment income	148,700
Net unrealized appreciation of investments	1,249,487

Total net assets	$42,616,436

*	Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Vanguard International Equity ETF Fund
Statements of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANY–1.93%
	Money Market Fund–1.93%
*	Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	138,996	$1,389,964

	Total Affiliated Investment Company (Cost $1,389,964)		1,389,964

	UNAFFILIATED INVESTMENT COMPANIES–97.87%
	International Equity Funds–97.87%
	Vanguard Europe Pacific ETF	376,582	14,340,243
	Vanguard FTSE All-World ex-U.S. ETF	216,294	10,773,604
	Vanguard FTSE All-World ex-U.S. Small-Cap ETF	104,804	10,766,515
	Vanguard Global ex-U.S. Real Estate ETF	68,933	3,574,176
	Vanguard MSCI Emerging Markets ETF	148,241	7,207,477
	Vanguard MSCI European ETF	133,924	7,168,952
	Vanguard MSCI Pacific ETF	190,655	10,779,634
	Vanguard Total World Stock ETF	114,085	5,723,644

	Total Unaffiliated Companies (Cost $68,099,147)		70,334,245

	SHORT-TERM INVESTMENT–0.71%
	Money Market Mutual Fund–0.71%
	Dreyfus Treasury & Agency Cash Management Fund	513,563	513,563

	Total Short-Term Investment (Cost $513,563)		513,563

TOTAL VALUE OF SECURITIES–100.51% (Cost $70,002,674)	72,237,772
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.51%)	(370,111)

NET ASSETS APPLICABLE TO 7,434,198 SHARES OUTSTANDING–100.00%	$71,867,661

NET ASSET VALUE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($10,072 / 1,041.5 Shares)	$9.671

NET ASSET VALUE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($71,857,589 / 7,433,157 Shares)	$9.667

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$69,632,563
Net unrealized appreciation of investments	2,235,098

Total net assets	$71,867,661

*	Standard Class shares.

ETF–Exchange-Traded Fund

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Dimensional/Vanguard Allocation Funds
Statements of Assets and Liabilities
June 30, 2011 (Unaudited)

			LVIP	LVIP	LVIP
	LVIP	LVIP	Dimensional/	Vanguard	Vanguard
	Dimensional	Dimensional	Vanguard	Domestic	International
	Non-U.S.	U.S. Equity	Total	Equity	Equity
	Equity Fund	Fund	Bond Fund	ETF Fund	ETF Fund

ASSETS:
Investments in affiliated investment companies, at value	$16,379	$16,241	$67,304	$825,487	$1,389,964
Investments in unaffiliated investment companies, at value	830,167	835,189	3,699,336	42,046,087	70,847,808
Cash	—	—	2	154,983	97
Receivables for fund shares sold	47,751	70,730	393,255	110,992	153,234
Dividends receivable	—	—	574	—	—
Due from manager	6,353	6,361	6,107	3,213	1,762

TOTAL ASSETS	900,650	928,521	4,166,578	43,140,762	72,392,865

LIABILITIES:
Payables for unaffiliated investment companies purchased	13,476	13,433	419,229	357,497	513,255
Payables for fund shares redeemed	151	43,293	70,500	156,034	111
Due to manager and affiliates	100	86	306	2,853	3,995
Accrued expenses payable	7,687	7,666	7,573	7,942	7,843

TOTAL LIABILITIES	21,414	64,478	497,608	524,326	525,204

TOTAL NET ASSETS	$879,236	$864,043	$3,668,970	$42,616,436	$71,867,661

Investments in affiliated investment companies, at cost	$16,379	$16,241	$67,304	$825,487	$1,389,964
Investments in unaffiliated investment companies, at cost	$815,484	$809,454	$3,715,476	$40,796,600	$68,612,710

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Allocation Funds
Statements of Operations
May 2, 2011* to June 30, 2011 (Unaudited)

			LVIP	LVIP	LVIP
	LVIP	LVIP	Dimensional/	Vanguard	Vanguard
	Dimensional	Dimensional	Vanguard	Domestic	International
	Non-U.S.	U.S. Equity	Total	Equity	Equity
	Equity Fund	Fund	Bond Fund	ETF Fund	ETF Fund

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,511	$244	$1,765	$154,988	$103

EXPENSES:
Accounting and administration expenses	7,838	7,837	7,846	7,948	7,993
Professional fees	4,095	4,093	4,099	4,035	4,017
Management fees	109	95	316	2,860	4,002
Distribution expenses-Service Class	104	90	311	2,856	3,998
Custodian fees	82	76	70	156	84
Reports and statements to shareholders	12	12	12	50	13

	12,240	12,203	12,654	17,905	20,107
Less expenses waived/reimbursed	(12,005)	(11,999)	(11,964)	(11,617)	(11,308)

Total operating expenses	235	204	690	6,288	8,799

NET INVESTMENT INCOME (LOSS)	1,276	40	1,075	148,700	(8,696)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from sale of investments in unaffiliated investment companies	(2,058)	—	(131)	—	—
Net change in unrealized appreciation/depreciation of investments	14,683	25,735	(16,140)	1,249,487	2,235,098

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,625	25,735	(16,271)	1,249,487	2,235,098

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,901	$25,775	$(15,196)	$1,398,187	$2,226,402

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Dimensional/Vanguard Allocation Funds
Statements of Changes in Net Assets

				LVIP	LVIP
	LVIP		LVIP	Vanguard	Vanguard
	Dimensional	LVIP	Dimensional/	Domestic	International
	Non-U.S.	Dimensional	Vanguard Total	Equity	Equity
	Equity Fund	U.S. Equity Fund	Bond Fund	ETF Fund	ETF Fund
	5/2/11*	5/2/11*	5/2/11*	5/2/11*	5/2/11*
	to	to	to	to	to
	6/30/11	6/30/11	6/30/11	6/30/11	6/30/11
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,276	$40	$1,075	$148,700	$(8,696)
Net realized loss on investments and foreign currencies	(2,058)	—	(131)	—	—
Net unrealized appreciation/depreciation of investments	14,683	25,735	(16,140)	1,249,487	2,235,098

Net increase (decrease) in net assets resulting from operations	13,901	25,775	(15,196)	1,398,187	2,226,402

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,987	22,576	14,932	10,434	10,386
Service Class	866,212	864,480	4,035,534	41,636,412	69,687,399

	887,199	887,056	4,050,466	41,646,846	69,697,785

Cost of shares repurchased:
Standard Class	—	(39)	(7)	—	—
Service Class	(21,864)	(48,749)	(366,293)	(428,597)	(56,526)

	(21,864)	(48,788)	(366,300)	(428,597)	(56,526)

Increase in net assets derived from capital share transactions	865,335	838,268	3,684,166	41,218,249	69,641,259

NET INCREASE IN NET ASSETS	879,236	864,043	3,668,970	42,616,436	71,867,661
NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$879,236	$864,043	$3,668,970	$42,616,436	$71,867,661

Undistributed net investment income	$1,276	$40	$1,075	$148,700	$—

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Dimensional Non-U.S. Equity Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Dimensional Non-U.S. Equity Fund
	Standard Class	Service Class
	5/2/11[1]	5/2/11[1]
	to	to
	6/30/11	6/30/11
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.048	0.043
Net realized and unrealized loss on investments	(0.462)	(0.460)

Total from investment operations	(0.414)	(0.417)

Net asset value, end of period	$9.586	$9.583

Total return[3]	(4.14% )	(4.17% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21	$858
Ratio of expenses to average net assets[4]	0.30%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	27.88%	28.13%
Ratio of net investment income to average net assets	3.17%	2.92%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(24.41% )	(24.66% )
Portfolio turnover	4%	4%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Dimensional U.S. Equity Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Dimensional U.S. Equity Fund
	Standard Class	Service Class
	5/2/11[1]	5/2/11[1]
	to	to
	6/30/11	6/30/11
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.005	0.001
Net realized and unrealized loss on investments	(0.264)	(0.260)

Total from investment operations	(0.259)	(0.259)

Net asset value, end of period	$9.741	$9.741

Total return[3]	(2.59% )	(2.59% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23	$841
Ratio of expenses to average net assets[4]	0.30%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	31.90%	32.15%
Ratio of net investment income to average net assets	0.34%	0.09%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(31.26% )	(31.51% )
Portfolio turnover	0%	0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Dimensional/Vanguard Total Bond Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Dimensional/Vanguard
	Total Bond Fund
	Standard Class	Service Class
	5/2/11[1]	5/2/11[1]
	to	to
	6/30/11	6/30/11
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.018	0.013
Net realized and unrealized gain on investments	0.055	0.054

Total from investment operations	0.073	0.067

Net asset value, end of period	$10.073	$10.067

Total return[3]	0.73%	0.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15	$3,654
Ratio of expenses to average net assets[4]	0.30%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	9.78%	10.03%
Ratio of net investment income to average net assets	1.10%	0.85%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(8.38% )	(8.63% )
Portfolio turnover	12%	12%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Vanguard Domestic Equity ETF Fund
	Standard Class	Service Class
	5/2/11[1]	5/2/11[1]
	to	to
	6/30/11	6/30/11
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.210	0.183
Net realized and unrealized loss on investments	(0.528)	(0.506)

Total from investment operations	(0.318)	(0.323)

Net asset value, end of period	$9.682	$9.677

Total return[3]	(3.18% )	(3.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$42,606
Ratio of expenses to average net assets[4]	0.30%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.32%	1.57%
Ratio of net investment income to average net assets	13.25%	13.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	12.23%	11.98%
Portfolio turnover	0%	0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Vanguard International Equity ETF Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Vanguard International
	Equity ETF Fund
	Standard Class	Service Class
	5/2/11[1]	5/2/11[1]
	to	to
	6/30/11	6/30/11
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Loss from investment operations:
Net investment loss[2]	(0.005)	(0.007)
Net realized and unrealized loss on investments	(0.324)	(0.326)

Total from investment operations	(0.329)	(0.333)

Net asset value, end of period	$9.671	$9.667

Total return[3]	(3.29% )	(3.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$71,858
Ratio of expenses to average net assets[4]	0.30%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.01%	1.26%
Ratio of net investment loss to average net assets	(0.29)	(0.54)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.00)	(1.25)
Portfolio turnover	0%	0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Dimensional Non-U.S. Equity Fund, LVIP Dimensional U.S. Equity Fund, LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of the LVIP Dimensional Non-U.S. Equity Fund, LVIP Dimensional U.S. Equity Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.

The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

The investment objective for each Fund is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 2, 2011 through June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee paid to the investment advisers of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed 0.30% of average daily net assets. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Funds during the month and reimburses Lincoln Life for the cost of the legal services. For the period May 2, 2011 through June 30, 2011, the Funds did not pay any fees for legal services. For the period May 2, 2011 through June 30, 2011, fees for administrative services amounted as follows:

			LVIP	LVIP	LVIP
	LVIP		Dimensional/	Vanguard	Vanguard
	Dimensional	LVIP	Vanguard	Domestic	International
	Non-U.S.	Dimensional U.S.	Total	Equity	Equity
	Equity Fund	Equity Fund	Bond Fund	ETF Fund	ETF Fund

Administration fees	$4	$4	$13	$114	$160

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the statement of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. LIAC, Dreyfus, Dimension Financial Advisors and Vanguard serve as the investment managers for the Underlying Funds.

At June 30, 2011, the Funds had receivables due from or liabilities payable to affiliates as follows:

			LVIP	LVIP	LVIP
	LVIP		Dimensional/	Vanguard	Vanguard
	Dimensional	LVIP	Vanguard	Domestic	International
	Non-U.S.	Dimensional U.S.	Total	Equity	Equity
	Equity Fund	Equity Fund	Bond Fund	ETF Fund	ETF Fund

Receivable from LIAC	$6,353	$6,361	$6,107	$3,213	$1,762
Distribution fees payable to LFD	100	86	306	2,853	3,995

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

At June 30, 2011, Lincoln Life directly owned shares of the Standard Class and Service Class shares of the Fund as follows:

			LVIP	LVIP	LVIP
	LVIP		Dimensional/	Vanguard	Vanguard
	Dimensional	LVIP	Vanguard	Domestic	International
	Non-U.S.	Dimensional U.S.	Total	Equity	Equity
	Equity Fund	Equity Fund	Bond Fund	ETF Fund	ETF Fund

Standard Class shares	45.98%	42.67%	67.23%	95.59%	96.01%
Service Class shares	1.12%	1.16%	0.28%	0.02%	0.01%

3.	Investments
For the period May 2, 2011 through June 30, 2011, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			LVIP	LVIP	LVIP
	LVIP		Dimensional/	Vanguard	Vanguard
	Dimensional	LVIP	Vanguard	Domestic	International
	Non-U.S.	Dimensional U.S.	Total	Equity	Equity
	Equity Fund	Equity Fund	Bond Fund	ETF Fund	ETF Fund

Purchases	$840,726	$812,262	$3,578,607	$41,264,138	$69,489,021
Sales	20,281	—	215,139	—	—

LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

			LVIP	LVIP	LVIP
	LVIP		Dimensional/	Vanguard	Vanguard
	Dimensional	LVIP	Vanguard	Domestic	International
	Non-U.S.	Dimensional U.S.	Total	Equity	Equity
	Equity Fund	Equity Fund	Bond Fund	ETF Fund	ETF Fund

Cost of investments	$833,921	$825,695	$3,783,081	$41,622,087	$70,002,674

Aggregate unrealized appreciation	$14,683	$25,735	$270	$1,249,487	$2,235,098
Aggregate unrealized depreciation	(2,058)	—	(16,711)	—	—

Net unrealized appreciation (depreciation)	$12,625	$25,735	$(16,441)	$1,249,487	$2,235,098

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2011:

			LVIP	LVIP	LVIP
	LVIP		Dimensional/	Vanguard	Vanguard
	Dimensional	LVIP	Vanguard	Domestic	International
	Non-U.S.	Dimensional U.S.	Total	Equity	Equity
	Equity Fund	Equity Fund	Bond Fund	ETF Fund	ETF Fund
Level 1
Investment Companies	$833,070	$837,997	$3,347,239	$42,513,715	$71,724,209
Short-Term Investment	13,476	13,433	419,401	357,859	513,563

Total	$846,546	$851,430	$3,766,640	$42,871,574	$72,237,772

There were no Level 3 investments at the beginning or end of the period.

During the period May 2, 2011 through June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the period May 2, 2011 through June 30, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

LVIP
Vanguard
International
Equity
ETF Fund

Accumulated net investment loss	$8,696
Paid-in capital	(8,696)

LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period May 2, 2011 through June 30, 2011.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

			LVIP	LVIP	LVIP
	LVIP		Dimensional/	Vanguard	Vanguard
	Dimensional	LVIP	Vanguard	Domestic	International
	Non-U.S.	Dimensional U.S.	Total	Equity	Equity
	Equity Fund	Equity Fund	Bond Fund	ETF Fund	ETF Fund
Shares of beneficial interest	$865,335	$838,268	$3,684,166	$41,218,249	$69,632,563
Undistributed ordinary income	1,276	40	1,245	148,700	—
Unrealized appreciation of investments	12,625	25,735	(16,441)	1,249,487	2,235,098

Net assets	$879,236	$864,043	$3,668,970	$42,616,436	$71,867,661

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

6.	Capital Shares
Transactions in capital shares were as follows:

			LVIP
	LVIP	LVIP	Dimensional/	LVIP Vanguard	LVIP Vanguard
	Dimensional	Dimensional	Vanguard	Domestic	International
	Non-U.S.	U.S. Equity	Total	Equity	Equity
	Equity Fund	Fund	Bond Fund	ETF Fund	ETF Fund
	5/2/11*	5/2/11*	5/2/11*	5/2/11*	5/2/11*
	to	to	to	to	to
	6/30/11	6/30/11	6/30/11	6/30/11	6/30/11

Shares sold:
Standard Class	2,175	348	1,488	1,046	1,041
Service Class	91,947	91,390	399,153	4,447,913	7,439,165

	94,122	91,738	400,641	4,448,959	7,440,206

Shares repurchased:
Standard Class	—	(4)	(1)	—	—
Service Class	(2,370)	(5,029)	(36,172)	(45,030)	(6,008)

	(2,370)	(5,033)	(36,173)	(45,030)	(6,008)

Net increase	91,752	86,705	364,468	4,403,929	7,434,198

*	Date of commencement of operations.

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Funds’ financial statements.

LVIP Dimensional/Vanguard Allocation Funds–20

LVIP Dimensional/Vanguard Allocation Funds
Other Fund Information

Approval of Investment Management Agreement with LIAC
On December 6, 2010, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”), met to consider, among other things, the organization and offering of five proposed new series of the Trust: LVIP Dimensional U.S. Equity Fund, LVIP Dimensional Non-U.S. Equity Fund, LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (the “Funds”), including the approval of an investment management agreement with Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. The Funds would invest their assets in underlying funds based on recommendations regarding asset allocation to be provided by Dimensional Fund Advisors, LP (“DFA”) and/or Vanguard Group, Inc., consultants to LIAC.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”), DFA and Vanguard prior to the meeting, and were referred to a memorandum dated August 18, 2010 from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment management agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and Lincoln Life provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing advisory fees and estimated expense ratios of each Fund to other funds, information about profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustees and officers and employees of LIAC and Lincoln Life to consider the approval of the proposed investment management agreement (the “Agreement”). In considering the approval of the Agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. The Independent Trustees reported that they had considered, among others, the following factors and reached the following conclusions with respect to their recommendations to the Board. Based upon their review, the Independent Trustees concluded that it was in the best interests of each Fund to approve the Agreement and accordingly, recommended to the Board the approval of the Agreement. Upon receiving the report of the Independent Trustees, the Board adopted the considerations and conclusions of the Independent Trustees.

In considering the approval of the Agreement with LIAC for each Fund, the Board considered the nature, extent and quality of services proposed to be provided to each Fund by LIAC, including LIAC personnel, resources and compliance efforts, and that LIAC serves as investment adviser for the currently existing funds of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser with responsibility for management and oversight of the Funds and responsibility for allocation of daily cash flows of each Fund, executing certain open-market ETF trades, quarterly rebalancing and annual updates to the overall allocation of the Funds. The Board considered that although DFA and Vanguard would provide their recommendations on the overall asset allocation and the underlying funds on a regular basis, as applicable, LIAC would retain decision making authority. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters.

The Board also considered that Lincoln Life would provide administrative services for each Fund as it does for the existing funds of the Trust and that certain Lincoln Life personnel would also be providing services to the Funds on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee of .25% and estimated expense ratios for each Fund, and noted LIAC’s proposal to waive .05% of each Fund’s management fee and to implement an expense limitation of .30% (excluding underlying fund fees and expenses) for a period of time for each of the Funds’ Standard Class shares (0.55% for Service Class shares).

The Board also reviewed the pro forma profitability analysis to LIAC with respect to each Fund and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. However, because each Fund is newly organized, the Board determined to review economies of scale in the future after the Funds had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Funds. The Board also considered that affiliates of LIAC provide various services to other series of the Trust and are proposed to provide similar services to each Fund. The Board also noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from other series of the Trust by Lincoln Life holding fund shares on behalf of contract holders.

The Board noted the following factors specific to the named Funds.

LVIP Dimensional Non-U.S. Equity Fund
The Board noted that the investment management fee of the proposed Fund was lower than the average of the Morningstar International Equity Fund of Funds peer group provided by LIAC. The Board also noted that after giving effect to the advisory fee waiver and expense limitation, the net expenses (including AFFE) for Standard and Service Class shares of the proposed Fund were expected to be lower than the average net expense ratio of the peer group. The Board concluded that the Fund’s proposed management fee, coupled with the advisory fee waiver and expense limitation was reasonable in light of the nature, quality and extent of services to be provided by LIAC.

LVIP Dimensional/Vanguard Allocation Funds–21

LVIP Dimensional/Vanguard Allocation Funds
Other Fund Information (continued)

LVIP Dimensional U.S. Equity Fund
The Board noted that the investment management fee of the proposed Fund was higher than the average of the Morningstar Domestic Equity Fund of Funds peer group provided by LIAC. However, after giving effect to the advisory fee waiver and expense limitation, the net expenses (including acquired fund fees and expenses (“AFFE”) for Standard and Service Class shares were expected to be lower than the average net expense ratio of the peer group. The Board concluded that the Fund’s proposed management fee, coupled with the advisory fee waiver and expense limitation was reasonable in light of the nature, quality and extent of services to be provided by LIAC.

LVIP Dimensional/Vanguard Total Bond Fund
The Board noted that the investment management fee of the proposed Fund was lower than the average of the Morningstar Fixed Income Fund of Funds peer group, provided by LIAC. The Board also noted that after giving effect to the advisory fee waiver and expense limitation, the net expenses (including AFFE) for Standard and Service Class shares were expected to be lower than the average net expense ratio of the peer group. The Board concluded that the Fund’s proposed management fee, coupled with the advisory fee waiver and expense limitation was reasonable in light of the nature, quality and extent of services to be provided by LIAC.

LVIP Vanguard Domestic Equity ETF Fund
The Board noted that the investment management fee of the proposed Fund was higher than the average of the Morningstar Domestic Equity Fund of Funds peer group provided by LIAC. However, after giving effect to the advisory fee waiver and expense limitation, the net expenses (including AFFE) for Standard and Service Class shares were expected to be lower than the average net expense ratio of the peer group. The Board concluded that the Fund’s proposed management fee, coupled with the advisory fee waiver and expense limitation was reasonable in light of the nature, quality and extent of services to be provided by LIAC.

LVIP Vanguard International Equity ETF Fund
The Board noted that the investment management fee of the proposed Fund was lower than the average of the Morningstar International Equity Fund of Funds peer group provided by LIAC. The Board also noted that after giving effect to the advisory fee waiver and the expense limitation, the net expenses (including AFFE) for Standard and Service Class shares of the proposed Fund were expected to be lower than the average net expense ratio of the peer group. The Board concluded that the Fund’s proposed management fee, coupled with the advisory fee waiver and expense limitation was reasonable in light of the nature, quality and extent of services to be provided by LIAC.

Overall Conclusions
Based on all of the information considered and the conclusions reached, the Board determined that the terms of the proposed Agreement were fair and reasonable with respect to each proposed Fund and that the approval of the Agreement was in the best interests of each of the respective Funds. The Board unanimously approved the Agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds–22

LVIP Global Income Fund

LVIP Global Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Global Income Fund

Index

Disclosure of Fund Expenses	1
Security Type and Country Allocation	2
Statement of Net Assets	3
Statement of Operations	14
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17

LVIP Global Income Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,047.90	0.74%	$3.76
Service Class Shares	1,000.00	1,046.50	0.99%	5.02

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Security Type and Country Allocation
As of June 30, 2011

Percentage
Security Type	of Net Assets

Corporate Bonds	7.60%

Municipal Bonds	0.54%

Regional Bonds	4.19%

Sovereign Bonds	74.41%

Supranational Banks	5.64%

U.S. Treasury Obligations	1.90%

Short-Term Investments	4.87%

Total Value of Securities	99.15%

Receivables and Other Assets Net of Liabilities	0.85%

Total Net Assets	100.00%

Percentage
Country	of Net Assets

Argentina	0.31%
Australia	5.37%
Austria	2.05%
Brazil	1.24%
Canada	2.10%
Denmark	2.16%
Egypt	0.26%
Finland	2.13%
France	2.45%
Germany	9.66%
Hungary	0.96%
Indonesia	2.04%
Israel	2.25%
Japan	9.40%
Malaysia	4.63%
Mexico	3.69%
Netherlands	2.72%
Norway	3.52%
Peru	0.04%
Philippines	0.75%
Poland	6.80%
Qatar	0.09%
Republic of Iraq	0.07%
Republic of Korea	7.35%
Republic of Lithuania	0.55%
Republic of Vietnam	0.18%
Russia	0.63%
Slovakia	0.60%
Slovenia	1.12%
South Africa	0.41%
Supranational	5.64%
Sweden	4.99%
Ukraine	0.39%
United Arab Emirates	0.09%
United Kingdom	4.45%
United States	2.56%
Venezuela	0.63%

Total	94.28%

LVIP Global Income Fund–2

LVIP Global Income Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Principal		Value
		Amount[o]		(U.S. $)

	CORPORATE BONDS–7.60%Δ
	Germany–2.94%
	Bayerische Landesbank 1.40% 4/22/13	JPY	330,000,000	$4,158,066
	KFW
	1.35% 1/20/14	JPY	510,000,000	6,507,216
	4.66% 1/5/12	NOK	12,500,000	2,332,820

				12,998,102

	Netherlands–1.63%
	Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	380,000,000	4,953,310
•	ING Bank 6.125% 5/29/23	EUR	1,500,000	2,239,022

				7,192,332

	Republic of Korea–0.09%
	Export-Import Bank of Korea 8.125% 1/21/14		170,000	195,182
	Korea Development Bank 8.00% 1/23/14		170,000	193,608

				388,790

	United Kingdom–2.26%
	HSBC Holdings 6.00% 6/10/19	EUR	2,380,000	3,612,466
	6.25% 3/19/18	EUR	200,000	308,951
	Lloyds TSB Bank
	5.375% 9/3/19	EUR	1,100,000	1,574,989
	•5.625% 3/5/18	EUR	400,000	565,048
	Royal Bank of Scotland 5.375% 9/30/19	EUR	1,750,000	2,456,613
•	Standard Life 6.375% 7/12/22	EUR	990,000	1,447,752

				9,965,819

	United States–0.12%
•	Zurich Finance USA 4.50% 6/15/25	EUR	380,000	543,353

				543,353

	Venezuela–0.56%
	Petroleos de Venezuela 11.536% 7/10/11		2,450,000	2,461,025

				2,461,025

	Total Corporate Bonds (Cost $31,269,312)			33,549,421

	MUNICIPAL BONDS–0.54%
	California State 7.30% 10/1/39		80,000	88,779
	California State Taxable Build America Bonds 6.65% 3/1/22		115,000	129,272
	7.625% 3/1/40		725,000	835,353
	California State Various Purposes 5.25% 3/1/30		165,000	169,374
	5.50% 3/1/40		140,000	143,966
	7.50% 4/1/34		230,000	260,360
	7.55% 4/1/39		25,000	28,634
	Detroit, Michigan District State Aid 4.50% 11/1/23		40,000	40,362
	Illinois State 4.421% 1/1/15		340,000	348,843
	New York State Dormitory Authority Taxable Build America Bond 5.60% 3/15/40		230,000	236,822
	Tulare, California Sewer Revenue Taxable Build America Bond 8.75% 11/15/44 (AGM)		115,000	121,742

	Total Municipal Bonds (Cost $2,248,415)			2,403,507

	REGIONAL BONDS–4.19%Δ
	Australia–4.19%
	New South Wales Treasury 5.50% 8/1/13	AUD	1,260,000	1,365,254
	5.50% 3/1/17	AUD	960,000	1,040,408
	6.00% 5/1/12	AUD	900,000	974,326
	Queensland Treasury 6.00% 8/14/13	AUD	1,370,000	1,502,140
	6.00% 8/21/13	AUD	4,085,000	4,463,285
	6.00% 9/14/17	AUD	940,000	1,045,457
	Western Australia Treasury 5.50% 7/17/12	AUD	6,390,000	6,896,265
	8.00% 6/15/13	AUD	1,065,000	1,206,731

	Total Regional Bonds (Cost $16,518,643)			18,493,866

	SOVEREIGN BONDS–74.41%Δ
	Argentina–0.31%
•	Argentina Bonos 0.467% 8/3/12		5,595,000	1,371,894

				1,371,894

	Australia–1.18%
	Australia Government Bond 5.75% 4/15/12	AUD	4,800,000	5,188,921

				5,188,921

	Austria–2.05%
	Republic of Austria 3.50% 7/15/15	EUR	2,700,000	4,066,627
	6.25% 7/15/27	EUR	2,700,000	5,008,961

				9,075,588

LVIP Global Income Fund–3

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount[o]		(U.S. $)

	SOVEREIGN BONDS (continued)

	Brazil–1.24%
	Brazil Notas do Tesouro Nacional Series B 6.00% 5/15/13	BRL	15,500	$202,877
	6.00% 5/15/15	BRL	146,500	1,897,229
	6.00% 5/15/45	BRL	50,000	669,208
	Series F
	10.00% 1/1/12	BRL	1,635,000	1,036,262
	10.00% 1/1/17	BRL	3,000,000	1,650,536

				5,456,112

	Canada–2.10%
	Canada Government 3.50% 1/13/20	EUR	6,200,000	9,282,010

				9,282,010

	Denmark–2.16%
	Denmark Kingdom 3.125% 3/17/14	EUR	6,400,000	9,537,988

				9,537,988

	Egypt–0.26%
≠	Egypt Treasury Bills 10.149% 1/17/12	EGP	600,000	94,089
	10.258% 9/20/11	EGP	500,000	81,737
	10.408% 11/8/11	EGP	2,775,000	445,972
	10.451% 12/6/11	EGP	2,700,000	429,440
	10.752% 7/12/11	EGP	450,000	75,320

				1,126,558

	Finland–2.13%
	Finnish Government 5.375% 7/4/13	EUR	6,050,000	9,395,154

				9,395,154

	France–2.45%
	France Government Bonds O.A.T. 4.25% 4/25/19	EUR	890,000	1,384,073
	5.50% 4/25/29	EUR	5,500,000	9,450,071

				10,834,144

	Germany–6.72%
	Bundesobligation
	1.75% 10/9/15	EUR	925,000	1,319,956
	2.25% 4/11/14	EUR	1,150,000	1,690,688
	2.75% 4/8/16	EUR	5,100,000	7,552,374
	Bundesschatzanweisungen 0.75% 9/14/12	EUR	1,790,000	2,573,548
	Deutschland Republic
	2.50% 1/4/21	EUR	2,250,000	3,140,036
	3.25% 7/4/21	EUR	3,850,000	5,690,332
	3.75% 1/4/17	EUR	1,710,000	2,649,105
	3.75% 1/4/19	EUR	880,000	1,363,082
	4.75% 7/4/28	EUR	1,800,000	2,964,796
	6.25% 1/4/24	EUR	400,000	754,257

				29,698,174

	Hungary–0.96%
	Republic of Hungary 3.875% 2/24/20	EUR	490,000	613,751
	5.75% 6/11/18	EUR	350,000	506,502
	6.25% 1/29/20		1,070,000	1,135,270
	6.375% 3/29/21		1,870,000	1,982,201

				4,237,724

	Indonesia–2.04%
	Indonesia Government 10.00% 9/15/24	IDR	25,030,000,000	3,347,130
	10.00% 2/15/28	IDR	7,040,000,000	929,234
	12.80% 6/15/21	IDR	29,990,000,000	4,747,508

				9,023,872

	Israel–2.25%
	Israel Government Bond-Shahar 4.00% 3/30/12	ILS	1,955,000	577,114
≠	Israel Treasury Bills-Makam
	2.206% 8/3/11	ILS	475,000	139,289
	2.299% 11/2/11	ILS	1,240,000	360,664
	2.351% 1/4/12	ILS	3,095,000	894,566
	2.383% 9/7/11	ILS	4,600,000	1,343,113
	2.406% 12/7/11	ILS	4,030,000	1,168,136
	2.59% 7/6/11	ILS	1,278,700	375,867
	3.084% 2/1/12	ILS	2,045,000	589,380
	3.195% 2/29/12	ILS	565,000	162,394
	3.376% 4/4/12	ILS	3,640,000	1,043,269
	3.381% 5/2/12	ILS	10,030,000	2,865,420
	4.609% 10/5/11	ILS	1,436,000	418,137

				9,937,349

	Japan–9.40%
	Development Bank of Japan 1.60% 6/20/14	JPY	240,000,000	3,086,266
	2.30% 3/19/26	JPY	70,000,000	944,358
	Japan Finance Organization for Municipalities 1.55% 2/21/12	JPY	190,000,000	2,380,500
	Japan Government 10 Yr Bonds 0.50% 6/20/13	JPY	214,250,000	2,678,084
	1.40% 9/20/13	JPY	410,000,000	5,229,388
	1.50% 9/20/18	JPY	556,300,000	7,284,307
	1.70% 3/20/17	JPY	402,000,000	5,322,981
	Japan Government 20 Yr Bonds 1.90% 3/22/21	JPY	365,000,000	4,875,895
	2.00% 9/20/25	JPY	140,000,000	1,837,367
	2.10% 9/20/24	JPY	550,000,000	7,350,428

LVIP Global Income Fund–4

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount[o]		(U.S. $)

	SOVEREIGN BONDS (continued)
	Japan (continued)

	Japan Government 30 Yr Bond 2.40% 12/20/34	JPY	40,000,000	$537,148

				41,526,722

	Malaysia–4.63%
≠	Bank Negara Malaysia Monetary Notes 2.669% 9/29/11	MYR	600,000	197,294
	2.687% 9/15/11	MYR	5,000	1,646
	2.70% 10/20/11	MYR	200,000	65,663
	2.731% 11/24/11	MYR	1,400,000	458,416
	2.739% 10/18/11	MYR	270,000	88,597
	2.739% 3/8/12	MYR	1,230,000	399,457
	2.74% 1/3/12	MYR	300,000	97,927
	2.75% 10/11/11	MYR	14,360,000	4,717,708
	2.75% 10/25/11	MYR	60,000	19,692
	2.75% 12/15/11	MYR	5,000	1,635
	2.75% 2/21/12	MYR	5,000	1,626
	2.949% 11/3/11	MYR	2,460,000	806,232
	5.499% 8/23/11	MYR	10,000	3,296
	5.50% 10/4/11	MYR	35,000	11,505
	5.50% 12/1/11	MYR	15,000	4,909
	5.695% 7/19/11	MYR	270,000	89,280
	Malaysian Government
	2.509% 8/27/12	MYR	22,500,000	7,418,360
	2.711% 2/14/12	MYR	95,000	31,489
	3.702% 2/25/13	MYR	800,000	267,744
	3.718% 6/15/12	MYR	8,840,000	2,952,051
	3.833% 9/28/11	MYR	8,460,000	2,812,135
≠	Malaysia Treasury Bills
	2.75% 9/6/11	MYR	10,000	3,294
	2.75% 9/15/11	MYR	20,000	6,583
	2.75% 2/24/12	MYR	10,000	3,251
	2.85% 7/1/11	MYR	20,000	6,624

				20,466,414

	Mexico–3.69%
	Mexican Bonos 6.50% 6/10/21	MXN	42,400,000	3,498,309
	7.75% 12/14/17	MXN	24,000,000	2,194,494
	8.00% 12/19/13	MXN	27,310,000	2,472,627
	8.00% 12/7/23	MXN	15,000,000	1,360,218
	8.50% 12/13/18	MXN	22,500,000	2,129,265
	9.00% 6/20/13	MXN	40,400,000	3,694,186
	9.50% 12/18/14	MXN	10,000,000	952,314

				16,301,413

	Netherlands–1.09%
	Netherlands Government Bond 7.50% 1/15/23	EUR	2,400,000	4,805,273

				4,805,273

	Norway–3.52%
	Eksportfinans 1.60% 3/20/14	JPY	485,000,000	6,203,856
≠	Norway Treasury Bills 2.45% 12/21/11	NOK	7,640,000	1,400,516
	2.548% 3/21/12	NOK	26,900,000	4,905,693
	4.488% 9/21/11	NOK	16,500,000	3,044,440

				15,554,505

	Peru–0.04%
	Peru Government 7.84% 8/12/20	PEN	427,000	171,486

				171,486

	Philippines–0.75%
	Philippine Government Bonds 5.25% 9/24/12	PHP	10,760,000	254,061
	5.25% 1/7/13	PHP	14,700,000	347,816
	5.75% 2/21/12	PHP	28,380,000	665,843
	8.75% 3/3/13	PHP	38,010,000	949,026
≠	Philippine Treasury Bills 1.248% 7/13/11	PHP	1,670,000	38,503
	1.429% 9/7/11	PHP	1,710,000	39,251
	1.887% 11/29/11	PHP	4,820,000	109,668
	1.906% 11/16/11	PHP	6,300,000	143,854
	2.02% 1/11/12	PHP	3,710,000	84,309
	2.188% 3/21/12	PHP	2,500,000	56,471
	2.287% 3/7/12	PHP	7,570,000	170,699
	2.345% 8/10/11	PHP	7,180,000	165,133
	2.465% 2/22/12	PHP	3,350,000	75,605
	2.509% 10/19/11	PHP	490,000	11,262
	2.583% 2/8/12	PHP	9,570,000	216,968

				3,328,469

	Poland–6.80%
	Poland Government Bonds
	4.40% 1/25/12	PLN	230,000	81,725
	4.724% 10/25/12	PLN	5,440,000	1,867,046
	4.75% 4/25/12	PLN	9,236,000	3,368,153
	4.787% 7/25/13	PLN	2,135,000	708,030
	4.863% 7/25/12	PLN	360,000	125,046
	4.869% 1/25/13	PLN	21,049,000	7,136,286
	5.00% 10/24/13	PLN	620,000	226,764
	5.25% 4/25/13	PLN	1,665,000	611,968
	5.25% 10/25/17	PLN	14,000,000	5,062,253
	5.25% 10/25/20	PLN	16,000,000	5,647,161
	5.50% 10/25/19	PLN	6,140,000	2,212,229
	5.75% 4/25/14	PLN	4,600,000	1,715,796
	6.25% 10/24/15	PLN	1,300,000	492,569
	Republic of Poland 6.375% 7/15/19		680,000	778,600

				30,033,626

LVIP Global Income Fund–5

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount[o]		(U.S. $)

	SOVEREIGN BONDS (continued)

	Qatar–0.09%
#	Qatar Government International Bond 144A 6.55% 4/9/19		340,000	$397,375

				397,375

	Republic of Iraq–0.07%
#	Republic of Iraq 144A 5.80% 1/15/28		320,000	290,400

				290,400

	Republic of Korea–7.26%
	Korea Treasury Bonds 3.00% 12/10/13	KRW	5,464,650,000	5,039,273
	3.75% 6/10/13	KRW	6,944,500,000	6,522,317
	4.00% 6/10/12	KRW	6,489,000,000	6,105,285
	4.25% 12/10/12	KRW	8,122,000,000	7,678,807
	4.75% 12/10/11	KRW	3,850,000,000	3,631,012
	5.25% 3/10/13	KRW	3,021,000,000	2,901,457
	Republic of Korea 7.125% 4/16/19		170,000	204,938

				32,083,089

	Republic of Lithuania–0.55%
#	Lithuania Government International Bonds 144A 6.125% 3/9/21		440,000	468,600
	6.75% 1/15/15		660,000	730,125
	7.375% 2/11/20		1,060,000	1,229,600

				2,428,325

	Republic of Vietnam–0.18%
#	Republic of Vietnam 144A 6.75% 1/29/20		760,000	794,200

				794,200

	Russia–0.63%
	Russian-Eurobond 7.50% 3/31/30		333,025	393,386
	#144A 7.50% 3/31/30		2,015,450	2,383,269

				2,776,655

	Slovakia–0.60%
	Slovakia Government Bond 4.90% 2/11/14	EUR	1,749,324	2,666,101

				2,666,101

	Slovenia–1.12%
	Republic of Slovenia 4.375% 2/6/19	EUR	3,400,000	4,939,044

				4,939,044

	South Africa–0.41%
	South Africa Government International Bonds 4.50% 4/5/16	EUR	150,000	222,673
	5.25% 5/16/13	EUR	130,000	196,763
	5.50% 3/9/20		560,000	614,600
	6.875% 5/27/19		660,000	790,350

				1,824,386

	Sweden–4.99%
	Kommuninvest I Sverige 1.75% 10/8/12	SEK	2,480,000	387,425
	Sweden Government Bond 5.50% 10/8/12	SEK	113,545,000	18,695,202
≠	Swedish Treasury Bills 1.91% 9/21/11	SEK	17,200,000	2,708,616
	2.02% 12/21/11	SEK	1,660,000	260,119

				22,051,362

	Ukraine–0.39%
#	Ukraine Government International Bond 144A 7.95% 2/23/21		1,650,000	1,728,375

				1,728,375

	United Arab Emirates–0.09%
#	Abu Dhabi Government International Bond 144A 6.75% 4/8/19		350,000	415,625

				415,625

	United Kingdom–2.19%
	United Kingdom Treasury Gilt 3.25% 12/7/11	GBP	1,671,000	2,713,586
	5.00% 3/7/12	GBP	1,018,000	1,682,642
	5.25% 6/7/12	GBP	615,000	1,029,088
	9.00% 7/12/11	GBP	330,000	531,004
≠	United Kingdom Treasury Bills 0.583% 8/1/11	GBP	369,000	591,948
	0.602% 7/25/11	GBP	1,720,000	2,759,482
	0.639% 8/8/11	GBP	220,000	352,893

				9,660,643

	Venezuela–0.07%
	Venezuela Government International Bond 10.75% 9/19/13		300,000	300,000

				300,000

	Total Sovereign Bonds (Cost $310,746,209)			328,708,976

LVIP Global Income Fund–6

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount[o]		(U.S. $)

	SUPRANATIONAL BANKS–5.64%
	Asian Development Bank 2.35% 6/21/27	JPY	400,000,000	$5,468,805
	Corporation Andina de Fomento 8.125% 6/4/19		270,000	330,685
	European Investment Bank 1.40% 6/20/17	JPY	750,000,000	9,705,894
	5.375% 7/16/12	NOK	3,000,000	570,314
	Nordic Investment Bank 1.70% 4/27/17	JPY	670,000,000	8,820,633

	Total Supranational Banks (Cost $22,364,188)			24,896,331

	U.S. TREASURY OBLIGATIONS–1.90%
	U.S. Treasury Note 2.00% 1/31/16		5,150,000	5,250,992
	U.S. Treasury Bond 3.625% 2/15/21		3,000,000	3,128,673

	Total U.S. Treasury Obligations (Cost $8,149,840)			8,379,665

	SHORT-TERM INVESTMENTS–4.87%
≠	Discount Note–0.86%
	Federal Home Loan Bank 0.001% 7/1/11		3,820,000	3,820,000

				3,820,000

		Number of
		Shares

	Money Market Mutual Fund–4.01%
	Dreyfus Treasury & Agency Cash Management Fund		17,703,495	17,703,495

				17,703,495

	Total Short-Term Investments (Cost $21,523,495)			21,523,495

TOTAL VALUE OF SECURITIES–99.15% (Cost $412,820,102)	437,955,261

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.85%	3,773,516

NET ASSETS APPLICABLE TO 36,421,379 SHARES OUTSTANDING–100.00%	$441,728,777

NET ASSET VALUE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($77,076,562 / 6,355,060 Shares)	$12.128

NET ASSET VALUE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($364,652,215 / 30,066,319 Shares)	$12.128

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$405,256,269
Undistributed net investment income	13,359,533
Accumulated net realized gain on investments	213,163
Net unrealized appreciation of investments and foreign currencies	22,899,812

Total net assets	$441,728,777

[o]	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CLP–Chilean Peso
EGP–Egyptian Pound
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesian Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Kroner
PEN–Peruvian Sol
PHP–Philippine Peso
PLN–Polish Zloty
SEK–Swedish Krona
SGD–Singapore Dollar
USD–United States Dollar

LVIP Global Income Fund–7

LVIP Global Income Fund
Statement of Net Assets (continued)

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.

∧	Zero coupon security. The rate shown is the yield at the time of purchase.

≠	The rate shown is the effective yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $8,437,569, which represented 1.91% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
AGM–Insured by Assured Guaranty Municipal Corporation
BAML–Bank of America Merrill Lynch
BCLY–Barclays Bank
CITI–Citigroup Global Markets
CSFB–Credit Suisse First Boston
DB–Deutsche Bank
HSBC–Hong Kong Shanghai Bank
JPMC–JPMorgan Chase Bank
MNB–Mellon National Bank
MSC–Morgan Stanley Capital
O.A.T–Obligations Assimilables du Trésor
UBS–Union Bank of Switzerland
Yr–Year

1 The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BAML	CLP 18,760,000	USD (37,629)	12/6/11	$2,833
BAML	CLP 28,210,000	USD (56,522)	12/7/11	4,324
BAML	JPY (32,332,000)	USD 390,483	11/28/11	(11,549)
BCLY	AUD 161,000	JPY (12,767,300)	2/9/12	8,883
BCLY	CLP 64,000,000	USD (129,870)	2/13/12	8,334
BCLY	CLP 115,300,000	USD (234,875)	2/29/12	14,156
BCLY	CLP 57,700,000	USD (117,372)	3/1/12	7,253
BCLY	EUR (162,000)	USD 205,011	8/25/11	(29,509)
BCLY	EUR (767,000)	USD 1,069,965	10/26/11	(38,335)
BCLY	EUR (395,000)	USD 521,953	12/12/11	(47,953)
BCLY	EUR (108,000)	USD 146,448	2/10/12	(9,057)
BCLY	EUR (60,000)	USD 88,204	5/7/12	2,071
BCLY	GBP 46,757	USD (73,541)	1/27/12	1,298
BCLY	GBP 3,813	USD (6,012)	2/1/12	91
BCLY	GBP 227,151	USD (361,938)	2/14/12	1,549
BCLY	GBP 534,003	USD (848,232)	3/30/12	5,750
BCLY	JPY (11,394,000)	USD 134,132	8/22/11	(7,423)
BCLY	JPY (22,640,000)	USD 267,498	8/24/11	(13,776)
BCLY	JPY (11,485,000)	USD 135,341	8/25/11	(7,347)
BCLY	JPY (26,900,000)	USD 319,500	8/30/11	(14,712)
BCLY	JPY (5,297,000)	USD 65,533	11/10/11	(321)
BCLY	JPY (12,889,000)	USD 160,711	11/14/11	466
BCLY	JPY (37,115,000)	USD 451,230	11/17/11	(10,224)
BCLY	JPY (41,691,000)	USD 502,786	11/21/11	(15,583)
BCLY	JPY (47,109,000)	USD 568,881	11/29/11	(16,902)
BCLY	JPY (24,430,094)	USD 294,378	12/28/11	(9,494)
BCLY	JPY (30,700,000)	USD 371,221	1/10/12	(10,714)
BCLY	JPY (35,290,000)	USD 427,240	1/13/12	(11,819)

LVIP Global Income Fund–8

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BCLY	JPY (49,760,000)	USD 604,911	1/26/12	$(14,299)
BCLY	SGD 135,752	USD (106,567)	2/9/12	4,041
BCLY	SGD 394,000	USD (308,379)	2/17/12	12,659
CITI	AUD 161,000	JPY (12,775,350)	2/9/12	8,783
CITI	EUR (126,500)	USD 171,044	1/27/12	(11,187)
CITI	EUR (45,000)	USD 60,791	2/8/12	(4,007)
CITI	GBP 46,705	USD (73,807)	1/24/12	952
CITI	GBP 30,730	USD (48,608)	2/1/12	575
CITI	INR 499,000	USD (10,338)	7/18/11	806
CITI	JPY (22,764,000)	USD 268,434	8/23/11	(14,379)
CITI	JPY (105,000,000)	USD 1,296,264	10/26/11	(8,915)
CITI	JPY (5,392,769)	USD 66,710	11/8/11	(333)
CITI	JPY (11,693,000)	USD 141,288	11/29/11	(4,110)
CITI	JPY (24,520,467)	USD 295,321	12/28/11	(9,675)
CITI	JPY (15,350,000)	USD 185,727	1/10/12	(5,240)
CITI	JPY (34,641,000)	USD 431,175	3/19/12	(248)
CITI	JPY (25,100,000)	USD 305,773	4/20/12	(6,979)
CITI	JPY (36,565,000)	USD 454,941	5/10/12	(807)
CITI	PHP 2,550,000	USD (57,656)	10/11/11	646
CSFB	EUR (82,000)	USD 120,212	5/7/12	2,497
CSFB	GBP 320,228	USD (508,938)	4/2/12	3,151
CSFB	JPY (22,597,000)	USD 265,847	8/23/11	(14,891)
CSFB	JPY (170,648,500)	USD 2,090,000	5/29/12	(37,597)
DB	AUD 161,000	JPY (12,779,858)	2/9/12	8,727
DB	CLP 24,670,000	USD (49,518)	12/6/11	3,691
DB	CLP 376,500,000	USD (780,311)	1/4/12	32,328
DB	CLP 35,450,000	USD (69,916)	1/9/12	6,604
DB	CLP 49,800,000	USD (98,217)	1/10/12	9,279
DB	CLP 35,800,000	USD (72,609)	2/7/12	4,693
DB	CLP 64,100,000	USD (130,232)	2/10/12	8,183
DB	CLP 63,300,000	USD (129,078)	2/14/12	7,616
DB	CLP 54,420,000	USD (112,531)	2/21/12	4,997
DB	CLP 36,980,000	USD (76,399)	2/23/12	3,467
DB	CLP 45,700,000	USD (94,414)	2/27/12	4,289
DB	CLP 45,700,000	USD (94,414)	2/29/12	4,292
DB	CLP 10,100,000	USD (20,566)	3/1/12	1,249
DB	CLP 10,100,000	USD (20,566)	3/2/12	1,249
DB	CLP 595,612,500	USD (1,223,777)	5/9/12	63,739
DB	EUR (672,703)	NOK 5,550,000	11/28/11	47,623
DB	EUR (579,136)	NOK 4,605,000	2/9/12	6,744
DB	EUR (945,660)	PLN 3,846,000	8/12/11	26,138
DB	EUR (523,923)	PLN 2,120,000	1/5/12	3,369
DB	EUR (2,700,000)	USD 3,647,970	9/30/11	(256,743)
DB	EUR (775,000)	USD 1,079,533	10/27/11	(40,292)
DB	EUR (50,000)	USD 68,538	10/31/11	(3,700)
DB	EUR (187,000)	USD 258,556	11/3/11	(11,586)
DB	EUR (143,000)	USD 199,382	11/7/11	(7,170)
DB	EUR (875,000)	USD 1,168,781	11/28/11	(94,237)
DB	EUR (400,000)	USD 520,500	12/2/11	(56,806)
DB	EUR (1,350,000)	USD 1,805,355	12/16/11	(142,174)
DB	EUR (3,987,821)	USD 5,292,636	1/3/12	(456,869)
DB	EUR (758,000)	USD 1,010,452	1/5/12	(82,325)
DB	EUR (630,613)	USD 817,138	1/11/12	(91,801)
DB	EUR (123,000)	USD 163,074	1/18/12	(14,170)

LVIP Global Income Fund–9

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
DB	EUR (105,000)	USD 141,418	2/9/12	$(9,773)
DB	EUR (108,000)	USD 146,011	2/14/12	(9,473)
DB	EUR (115,000)	USD 154,309	2/17/12	(11,235)
DB	EUR (471,000)	USD 641,770	2/27/12	(36,008)
DB	EUR (291,430)	USD 398,239	2/29/12	(21,106)
DB	EUR (135,300)	USD 184,475	3/1/12	(10,205)
DB	EUR (136,000)	USD 185,871	3/5/12	(9,788)
DB	EUR (3,150,388)	USD 4,337,134	3/12/12	(194,148)
DB	EUR (269,000)	USD 376,495	3/26/12	(10,228)
DB	EUR (371,000)	USD 521,162	4/4/12	(12,033)
DB	EUR (249,000)	USD 348,511	4/5/12	(9,336)
DB	EUR (384,000)	USD 540,826	4/10/12	(10,940)
DB	EUR (7,360,000)	USD 10,503,456	4/16/12	(69,859)
DB	EUR (193,000)	USD 272,873	4/23/12	(4,322)
DB	EUR (97,000)	USD 141,872	5/7/12	2,624
DB	EUR (60,000)	USD 86,565	5/9/12	438
DB	EUR (606,438)	USD 857,388	5/11/12	(13,065)
DB	EUR (124,000)	USD 173,718	5/18/12	(4,223)
DB	EUR (181,000)	USD 252,890	5/21/12	(6,820)
DB	EUR (396,000)	USD 568,141	6/3/12	191
DB	EUR (80,070)	USD 114,587	6/6/12	(239)
DB	EUR (207,300)	USD 298,543	6/7/12	1,270
DB	EUR (952,600)	USD 1,373,930	6/11/12	8,067
DB	EUR (82,000)	USD 117,167	6/14/12	(395)
DB	GBP 36,894	USD (58,704)	1/26/12	349
DB	GBP 266,227	USD (424,116)	3/29/12	1,643
DB	INR 3,790,000	USD (78,338)	8/24/11	5,691
DB	INR 2,680,000	USD (55,065)	9/1/11	4,265
DB	INR 7,442,000	USD (160,215)	10/26/11	2,960
DB	INR 15,716,000	USD (338,124)	10/27/11	6,409
DB	INR 198,968,000	USD (4,180,000)	5/29/12	51,586
DB	JPY (13,955,000)	USD 164,225	8/18/11	(9,143)
DB	JPY (11,408,000)	USD 134,465	8/22/11	(7,264)
DB	JPY (11,260,000)	USD 132,399	8/23/11	(6,891)
DB	JPY (23,347,000)	USD 275,074	8/25/11	(14,986)
DB	JPY (29,985,000)	USD 366,302	11/16/11	(6,500)
DB	JPY (28,991,000)	USD 346,409	12/1/11	(14,090)
DB	JPY (15,400,000)	USD 186,258	1/12/12	(5,337)
DB	JPY (41,390,576)	USD 504,106	1/26/12	(10,956)
DB	JPY (5,937,630)	USD 72,278	2/15/12	(1,632)
DB	JPY (24,447,000)	USD 304,094	5/11/12	(620)
DB	PHP 6,490,000	USD (144,235)	10/4/11	4,228
DB	PHP 7,760,000	USD (173,280)	10/5/11	4,221
DB	PHP 6,370,000	USD (143,191)	10/7/11	2,494
DB	PHP 5,097,000	USD (115,111)	10/11/11	1,425
DB	PHP 1,518,000	USD (34,448)	10/12/11	256
DB	PHP 1,434,000	USD (32,561)	10/19/11	205
DB	PHP 5,734,000	USD (129,191)	10/21/11	1,811
DB	PHP 5,895,000	USD (133,640)	10/26/11	990
DB	PHP 19,386,000	USD (441,467)	10/28/11	1,204
DB	PHP 5,560,000	USD (129,239)	11/4/11	(2,346)
DB	PHP 10,300,000	USD (239,246)	11/14/11	(4,349)
DB	PHP 46,600,000	USD (1,059,019)	1/10/12	(623)
DB	PHP 2,265,000	USD (50,836)	1/18/12	582

LVIP Global Income Fund–10

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
DB	PHP 1,417,000	USD (31,907)	1/19/12	$258
DB	PHP 7,500,000	USD (168,763)	2/3/12	1,322
DB	PLN 4,423,066	USD (1,408,216)	7/29/11	199,233
DB	SGD 484,000	USD (379,001)	2/7/12	15,349
DB	SGD 963,000	USD (757,215)	2/8/12	27,416
DB	SGD 592,000	USD (463,053)	2/17/12	19,318
DB	SGD 800,000	USD (625,846)	2/24/12	26,032
DB	SGD 499,000	USD (391,342)	2/27/12	15,274
DB	SGD 499,000	USD (390,845)	2/29/12	15,775
DB	SGD 731,900	USD (573,738)	3/19/12	22,726
DB	SGD 788,000	USD (614,713)	3/21/12	27,478
DB	SGD 1,296,568	USD (1,040,000)	5/29/12	17,046
HSBC	EUR (94,000)	USD 129,908	3/8/12	(5,313)
HSBC	EUR (461,000)	USD 647,714	4/10/12	(14,692)
HSBC	EUR (375,000)	USD 537,405	4/16/12	(1,317)
HSBC	INR 40,597,250	USD (840,540)	8/24/11	59,558
HSBC	INR 7,616,000	USD (164,244)	10/26/11	2,746
HSBC	INR 11,346,000	USD (245,425)	10/27/11	3,307
HSBC	INR 15,600,000	USD (323,786)	2/6/12	12,821
HSBC	INR 6,800,000	USD (141,284)	2/7/12	5,423
HSBC	INR 11,200,000	USD (232,897)	2/8/12	8,708
HSBC	INR 90,817,000	USD (1,908,722)	5/10/12	27,416
HSBC	JPY (11,365,000)	USD 133,726	8/19/11	(7,466)
HSBC	JPY (79,311,000)	USD 948,772	8/26/11	(36,583)
HSBC	JPY (7,824,000)	USD 94,653	11/17/11	(2,624)
HSBC	JPY (15,410,000)	USD 186,754	1/12/12	(4,966)
HSBC	JPY (35,560,000)	USD 430,837	1/13/12	(11,581)
HSBC	JPY (53,562,442)	USD 653,519	1/27/12	(13,019)
HSBC	JPY (19,870,000)	USD 242,731	2/10/12	(4,587)
HSBC	JPY (36,590,000)	USD 441,562	2/22/12	(13,951)
HSBC	JPY (53,500,000)	USD 658,462	3/1/12	(7,648)
HSBC	PHP 12,500,000	USD (276,641)	9/30/11	9,391
HSBC	PHP 10,000,000	USD (221,300)	10/3/11	7,473
HSBC	PHP 5,206,000	USD (115,519)	10/4/11	3,571
HSBC	PHP 7,762,000	USD (173,422)	10/5/11	4,126
HSBC	PHP 5,107,000	USD (115,155)	10/11/11	1,610
HSBC	PHP 2,531,000	USD (57,011)	10/13/11	848
HSBC	PHP 5,502,000	USD (124,700)	10/19/11	1,021
HSBC	PHP 5,502,000	USD (124,559)	10/26/11	1,096
HSBC	PHP 8,500,000	USD (193,578)	10/27/11	530
HSBC	PHP 5,670,000	USD (129,157)	10/28/11	315
HSBC	PHP 11,080,000	USD (251,990)	10/31/11	960
HSBC	PHP 2,230,000	USD (50,701)	1/17/12	(75)
HSBC	PHP 3,971,000	USD (89,146)	1/18/12	999
HSBC	PHP 5,502,000	USD (122,185)	1/26/12	2,652
HSBC	PHP 4,700,000	USD (105,683)	2/3/12	904
HSBC	PHP 4,000,000	USD (90,396)	2/6/12	299
HSBC	SGD 484,000	USD (379,049)	2/7/12	15,301
HSBC	SGD 485,100	USD (380,930)	2/13/12	14,330
HSBC	SGD 349,300	USD (274,290)	2/14/12	10,321
HSBC	SGD 592,000	USD (463,068)	2/17/12	19,304
HSBC	SGD 837,000	USD (655,977)	3/19/12	26,139
HSBC	SGD 630,000	USD (492,015)	3/21/12	21,412
JPMC	BRL 691,688	USD (360,348)	7/29/11	79,666

LVIP Global Income Fund–11

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
JPMC	CLP 61,100,000	USD (125,430)	2/21/12	$6,525
JPMC	CLP 103,600,000	USD (215,049)	2/22/12	8,693
JPMC	CLP 66,100,000	USD (136,148)	2/28/12	6,616
JPMC	CLP 61,600,000	USD (123,633)	3/21/12	9,448
JPMC	EUR (107,000)	USD 143,123	2/16/12	(10,911)
JPMC	GBP 9,285	USD (14,772)	1/27/12	89
JPMC	GBP 18,445	USD (29,030)	1/30/12	492
JPMC	INR 499,000	USD (10,321)	7/20/11	818
JPMC	INR 47,060,000	USD (987,411)	11/28/11	38,541
JPMC	INR 5,400,000	USD (111,987)	2/6/12	4,531
JPMC	JPY (11,418,000)	USD 133,669	8/18/11	(8,181)
JPMC	JPY (22,716,000)	USD 267,720	8/24/11	(14,499)
JPMC	JPY (27,309,000)	USD 322,531	8/26/11	(16,753)
JPMC	JPY (11,285,000)	USD 133,015	9/1/11	(7,194)
JPMC	JPY (5,819,000)	USD 69,464	9/30/11	(2,848)
JPMC	JPY (14,973,000)	USD 182,977	11/16/11	(3,182)
JPMC	JPY (24,468,902)	USD 296,798	12/28/11	(7,556)
JPMC	JPY (6,970,000)	USD 84,917	2/15/12	(1,844)
JPMC	JPY (4,060,000)	USD 49,081	2/16/12	(1,457)
JPMC	JPY (36,600,000)	USD 441,469	2/23/12	(14,175)
JPMC	JPY (53,600,000)	USD 659,449	3/1/12	(7,906)
JPMC	PHP 2,050,000	USD (45,796)	10/6/11	1,092
JPMC	PHP 2,543,000	USD (57,405)	10/11/11	737
JPMC	PHP 7,297,000	USD (164,662)	10/13/11	2,149
JPMC	PHP 3,704,000	USD (84,379)	10/17/11	269
JPMC	PHP 2,879,000	USD (64,883)	10/21/11	892
JPMC	PHP 2,949,000	USD (66,868)	10/26/11	481
JPMC	PHP 13,904,000	USD (315,821)	1/13/12	(88)
JPMC	PHP 5,656,000	USD (125,731)	1/19/12	2,657
JPMC	PHP 2,900,000	USD (65,315)	2/7/12	434
JPMC	SGD 1,048,000	USD (819,454)	3/19/12	34,616
MNB	CLP 600,075,000	USD (1,242,391)	5/9/12	54,772
MNB	EUR (10,359,735)	GBP 9,164,500	7/29/11	(306,888)
MNB	EUR 1,331,967	USD (1,920,922)	7/5/11	10,217
MNB	GBP 140,080	USD (221,841)	1/24/12	2,379
MNB	JPY 91,300,480	USD (1,127,048)	7/5/11	6,936
MNB	PLN 1,489,335	USD (537,472)	7/5/11	5,185
MSC	CLP 60,541,000	USD (119,578)	1/9/12	11,101
MSC	CLP 126,200,000	USD (248,694)	1/13/12	23,725
MSC	CLP 113,510,000	USD (233,488)	2/14/12	11,633
MSC	CLP 205,490,000	USD (426,770)	2/16/12	16,989
MSC	CLP 130,370,000	USD (268,707)	2/27/12	12,866
MSC	CLP 81,300,000	USD (165,885)	2/28/12	9,709
MSC	CLP 42,500,000	USD (86,417)	3/12/12	5,390
MSC	CLP 64,400,000	USD (132,639)	5/11/12	6,576
MSC	EUR (98,077)	NOK 813,900	11/25/11	7,831
MSC	EUR (150,342)	NOK 1,250,000	11/28/11	12,412
MSC	EUR (2,930,005)	NOK 23,200,000	5/29/12	(2,348)
MSC	EUR (331,586)	PLN 1,328,000	5/10/12	(5,904)
MSC	EUR (267,000)	USD 369,381	3/8/12	(14,705)
MSC	EUR (60,000)	USD 88,259	5/7/12	2,126
MSC	GBP 27,865	USD (43,866)	1/27/12	735
MSC	GBP 9,177	USD (14,528)	1/31/12	160
MSC	GBP 35,380	USD (55,770)	2/1/12	855

LVIP Global Income Fund–12

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
MSC	GBP 266,192	USD (424,116)	3/29/12	$1,586
MSC	JPY (12,000,000)	USD 140,407	8/5/11	(8,662)
MSC	JPY (9,000,000)	USD 105,952	8/22/11	(5,861)
MSC	JPY (256,633,500)	USD 3,100,000	12/16/11	(91,697)
MSC	JPY (52,074,000)	USD 637,279	2/10/12	(10,876)
MSC	JPY (20,800,000)	USD 258,822	3/19/12	(223)
MSC	JPY (328,879,680)	USD 3,940,000	4/16/12	(157,664)
UBS	EUR (207,447)	NOK 1,722,000	11/7/11	16,891
UBS	EUR (372,653)	NOK 3,078,000	11/28/11	27,024
UBS	EUR (110,303)	NOK 910,000	12/1/11	7,782
UBS	EUR (290,960)	NOK 2,305,800	2/8/12	1,987
UBS	EUR (405,195)	NOK 3,222,800	2/9/12	4,882
UBS	EUR (160,000)	USD 206,035	8/22/11	(25,611)
UBS	EUR (164,000)	USD 210,842	8/23/11	(26,588)
UBS	EUR (170,000)	USD 232,574	10/5/11	(13,239)
UBS	EUR (275,000)	USD 375,485	10/6/11	(22,140)
UBS	EUR (270,000)	USD 375,689	10/12/11	(14,632)
UBS	EUR (1,929,000)	USD 2,686,615	10/27/11	(100,663)
UBS	EUR (658,000)	USD 851,732	1/11/12	(96,682)
UBS	EUR (34,000)	USD 46,052	2/8/12	(2,907)
UBS	EUR (107,000)	USD 143,184	2/16/12	(10,850)
UBS	EUR (115,000)	USD 153,963	2/21/12	(11,559)
UBS	EUR (353,000)	USD 488,393	3/8/12	(19,406)
UBS	EUR (230,000)	USD 322,955	4/10/12	(7,530)
UBS	EUR (566,000)	USD 806,875	4/12/12	(6,348)
UBS	EUR (30,000)	USD 43,032	5/9/12	(32)
UBS	EUR (3,385,000)	USD 4,794,717	5/11/12	(63,958)
UBS	EUR (124,000)	USD 173,203	5/21/12	(4,719)
UBS	EUR (1,630,646)	USD 2,293,830	5/24/12	(45,678)
UBS	EUR (1,237,800)	USD 1,752,048	6/7/12	(22,986)
UBS	JPY (22,978,000)	USD 270,403	8/18/11	(15,061)
UBS	JPY (31,894,000)	USD 379,948	8/26/11	(16,300)
UBS	JPY (5,370,800)	USD 66,962	11/14/11	188
UBS	JPY (11,961,000)	USD 145,264	11/17/11	(3,449)
UBS	JPY (15,350,000)	USD 185,640	1/10/12	(5,328)
UBS	JPY (28,070,000)	USD 339,979	1/13/12	(9,253)
UBS	JPY (43,530,000)	USD 529,530	1/26/12	(12,155)
UBS	JPY (59,700,000)	USD 734,372	3/1/12	(8,932)
UBS	JPY (28,080,000)	USD 349,536	3/19/12	(175)
UBS	JPY (60,393,560)	USD 747,695	3/23/12	(4,498)
UBS	JPY (25,100,000)	USD 305,594	4/20/12	(7,157)
UBS	JPY (36,547,000)	USD 454,621	5/11/12	(910)

				$(2,024,386)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–13

LVIP Global Income Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$6,633,790
Foreign tax withheld	(191,409)

6,442,381

EXPENSES:
Management fees	1,215,880
Distribution expenses-Service Class	378,777
Custodian fees	115,464
Accounting and administration expenses	86,203
Reports and statements to shareholders	38,945
Professional fees	18,344
Pricing fees	4,985
Trustees’ fees	4,607
Other	4,563

1,867,768
Less expenses waived/reimbursed	(93,529)

Total operating expenses	1,774,239

NET INVESTMENT INCOME	4,668,142

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	330,352
Foreign currencies	5,833,651

Net realized gain	6,164,003
Net change in unrealized appreciation/depreciation of investments and foreign currencies	7,076,693

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	13,240,696

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,908,838

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,668,142	$6,001,537
Net realized gain on investments and foreign currencies	6,164,003	2,585,972
Net change in unrealized appreciation/depreciation of investments and foreign currencies	7,076,693	11,360,898

Net increase in net assets resulting from operations	17,908,838	19,948,407

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,538,385)
Service Class	—	(4,837,310)

	—	(6,375,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,265,860	21,652,731
Service Class	127,989,430	196,139,536
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,538,385
Service Class	—	4,837,310

	141,255,290	224,167,962

Cost of shares repurchased:
Standard Class	(4,333,388)	(55,815,619)
Service Class	(23,423,695)	(22,290,873)

	(27,757,083)	(78,106,492)

Increase in net assets derived from capital share transactions	113,498,207	146,061,470

NET INCREASE IN NET ASSETS	131,407,045	159,634,182
NET ASSETS:
Beginning of period	310,321,732	150,687,550

End of period (including undistributed net investment income of $13,359,533 and $2,857,740, respectively)	$441,728,777	$310,321,732

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–14

LVIP Global Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Standard Class
	Six Months
	Ended	Year	5/4/09[2]
	6/30/11[1]	Ended	to
	(Unaudited)	12/31/10	12/31/09

Net asset value, beginning of period	$11.574	$10.817	$10.000

Income from investment operations:
Net investment income[3]	0.158	0.322	0.205
Net realized and unrealized gain on investments and foreign currencies	0.396	0.721	0.789

Total from investment operations	0.554	1.043	0.994

Less dividends and distributions from:
Net investment income	—	(0.286)	(0.177)

Total dividends and distributions	—	(0.286)	(0.177)

Net asset value, end of period	$12.128	$11.574	$10.817

Total return[4]	4.79%	9.68%	9.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,077	$64,737	$91,671
Ratio of expenses to average net assets	0.74%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.80%	0.84%
Ratio of net investment income to average net assets	2.69%	2.87%	2.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%	2.82%	2.79%
Portfolio turnover	30%	44%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–15

LVIP Global Income Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Service Class
	Six Months
	Ended	Year	5/4/09[2]
	6/30/11[1]	Ended	to
	(Unaudited)	12/31/10	12/31/09

Net asset value, beginning of period	$11.589	$10.833	$10.000

Income from investment operations:
Net investment income[3]	0.144	0.299	0.187
Net realized and unrealized gain on investments and foreign currencies	0.395	0.718	0.801

Total from investment operations	0.539	1.017	0.988

Less dividends and distributions from:
Net investment income	—	(0.261)	(0.155)

Total dividends and distributions	—	(0.261)	(0.155)

Net asset value, end of period	$12.128	$11.589	$10.833

Total return[4]	4.65%	9.42%	9.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$364,652	$245,585	$59,017
Ratio of expenses to average net assets	0.99%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.05%	1.09%
Ratio of net investment income to average net assets	2.44%	2.62%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.57%	2.54%
Portfolio turnover	30%	44%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–16

LVIP Global Income Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Global Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The investment objective of the Fund is to seek current income consistent with the preservation of capital. This objective is non-fundamental and may be changed without shareholder approval.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (2009–2010), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisors, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services,

LVIP Global Income Fund–17

LVIP Global Income Fund
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. LIAC has contractually agreed to waive 0.05% of its advisory fee for the Fund. The fee waiver will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Prior to May 1, 2011, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.75% of the Fund’s average daily net assets.

Mondrian Investment Partners Ltd. (Mondrian) (Sub-Advisor), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian at an annual rate of 0.30% of Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (Franklin) (Sub-Advisor), is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin at an annual rate of 0.30% of Franklin’s managed portion of the Fund’s average daily net assets.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $18,706 and $1,852, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$212,767
Distribution fees payable to LFD	72,914

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. Investments
For the six months ended June 30, 2011, the Fund made purchases of $183,068,270 and sales of $93,947,298 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $11,014,307 and sales of $2,990,760 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $412,854,305. At June 30, 2011, net unrealized appreciation was $25,100,956, of which $27,725,102 related to unrealized appreciation of investments and $2,624,146 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP Global Income Fund–18

LVIP Global Income Fund
Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$33,549,421	$—	$33,549,421
Foreign Debt	—	354,387,650	17,711,523	372,099,173
Municipal Bonds	—	2,403,507	—	2,403,507
U.S. Treasury Obligations	—	8,379,665	—	8,379,665
Short-Term Investments	17,703,495	3,820,000	—	21,523,495

Total	$17,703,495	$402,540,243	$17,711,523	$437,955,261

Foreign Currency Exchange Contracts	$—	$(2,024,386)	$—	$(2,024,386)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Debt

Balance as of 12/31/10	$17,071,610
Purchases	7,389,841
Sales	(4,117,220)
Net realized gain	324,386
Transfers into Level 3	2,788,530
Transfers out of Level 3	(5,337,014)
Net change in unrealized appreciation/depreciation	(408,610)

Balance as of 6/30/11	$17,711,523

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$(49,724)

During the six months ended June 30, 2011, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $5,337,014, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the six months ended June 30, 2011, the Fund had transfers out of Level 2 investments into Level 3 investments in the amount of $2,788,530, which was due to the Fund’s pricing vendor dropping coverage of a security.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year
Ended
12/31/10

Ordinary income	$6,375,695

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$405,256,269
Undistributed ordinary income	16,287,512
Realized losses 1/1/11-6/30/11	(15,644)
Other temporary differences	(2,615,451)
Unrealized appreciation of investments and foreign currencies	22,816,091

Net assets	$441,728,777

LVIP Global Income Fund–19

LVIP Global Income Fund
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles and mark-to-market of foreign currency exchange contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$5,833,651	$(5,833,651)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	1,128,276	1,913,550
Service Class	10,848,819	17,296,568
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	134,423
Service Class	—	422,078

	11,977,095	19,766,619

Shares repurchased:
Standard Class	(366,284)	(4,930,003)
Service Class	(1,974,310)	(1,974,615)

	(2,340,594)	(6,904,618)

Net increase	9,636,501	12,862,001

7. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Global Income Fund–20

LVIP Global Income Fund
Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund–21

LVIP Janus Capital Appreciation Fund

LVIP Janus Capital
Appreciation Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Janus Capital Appreciation Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Janus Capital Appreciation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,041.10	0.77%	$3.90
Service Class Shares	1,000.00	1,039.90	1.02%	5.16

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.98	0.77%	$3.86
Service Class Shares	1,000.00	1,019.74	1.02%	5.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Janus Capital Appreciation Fund–1

LVIP Janus Capital Appreciation Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	97.42%

Aerospace & Defense	1.52%
Air Freight & Logistics	2.21%
Beverages	1.54%
Biotechnology	3.62%
Capital Markets	2.84%
Chemicals	4.85%
Computers & Peripherals	4.98%
Diversified Financial Services	1.36%
Electrical Equipment	0.59%
Electronic Equipment, Instruments & Components	2.45%
Energy Equipment & Services	5.65%
Food & Staples Retailing	1.36%
Health Care Equipment & Supplies	2.18%
Health Care Providers & Services	4.30%
Hotels, Restaurants & Leisure	1.85%
Household Products	1.18%
Industrial Conglomerates	0.87%
Insurance	1.19%
Internet Catalog & Retail	1.76%
Internet Software & Services	3.99%
IT Services	6.05%
Leisure Equipment & Products	0.85%
Machinery	1.62%
Media	4.33%
Metals & Mining	0.58%
Multiline Retail	1.28%
Oil, Gas & Consumable Fuels	8.46%
Pharmaceuticals	5.82%
Professional Services	0.55%
Road & Rail	1.32%
Semiconductors & Semiconductor Equipment	2.61%
Software	6.37%
Specialty Retail	1.32%
Textiles, Apparel & Luxury Goods	3.59%
Tobacco	1.37%
Wireless Telecommunication Services	1.01%

Exchange-Traded Funds	0.98%

Short-Term Investments	1.38%

Total Value of Securities	99.78%

Receivables and Other Assets Net of Liabilities	0.22%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

eBay	3.99%
Oracle	3.04%
Medco Health Solutions	2.72%
Apple	2.69%
Celgene	2.55%
Pfizer	2.43%
Microsoft	2.40%
EMC	2.29%
International Business Machines	2.22%
CBS Class B	2.17%

Total	26.50%

LVIP Janus Capital Appreciation Fund–2

LVIP Janus Capital Appreciation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.42%
	Aerospace & Defense–1.52%
	Precision Castparts	34,995	$5,761,927

			5,761,927

	Air Freight & Logistics–2.21%
	Expeditors International Washington	64,765	3,315,320
	Robinson (C.H.) Worldwide	63,890	5,037,088

			8,352,408

	Beverages–1.54%
	Anheuser-Busch InBev (Belgium)	99,992	5,802,878
*†	Anheuser-Busch InBev VVPR Strip (Belgium)	437,656	2,538

			5,805,416

	Biotechnology–3.62%
†	Celgene	159,480	9,619,834
†	Vertex Pharmaceuticals	77,799	4,044,770

			13,664,604

	Capital Markets–2.84%
	Morgan Stanley	168,455	3,876,150
	Schwab (Charles)	125,120	2,058,224
	T. Rowe Price Group	79,235	4,781,039

			10,715,413

	Chemicals–4.85%
	duPont (E.I.) deNemours	81,610	4,411,021
	K+S (Germany)	77,152	5,923,963
	LyondellBasell Industries (Netherlands)	50,330	1,938,712
	Praxair	55,840	6,052,497

			18,326,193

	Computers & Peripherals–4.98%
†	Apple	30,250	10,154,018
†	EMC	314,260	8,657,863

			18,811,881

	Diversified Financial Services–1.36%
	Citigroup	49,822	2,074,588
	JPMorgan Chase	75,160	3,077,050

			5,151,638

	Electrical Equipment–0.59%
†	Sensata Technologies Holding (Netherlands)	59,445	2,238,104

			2,238,104

	Electronic Equipment, Instruments & Components–2.45%
	Amphenol Class A	74,545	4,024,685
	TE Connectivity (Switzerland)	141,925	5,217,163

			9,241,848

	Energy Equipment & Services–5.65%
	Baker Hughes	83,480	6,057,308
†	Dresser-Rand Group	41,628	2,237,505
	Halliburton	117,150	5,974,650
	Helmerich & Payne	49,080	3,245,170
	Schlumberger	44,570	3,850,848

			21,365,481

	Food & Staples Retailing–1.36%
	Walgreen	120,885	5,132,777

			5,132,777

	Health Care Equipment & Supplies–2.18%
	Covidien (Ireland)	140,985	7,504,631
	St. Jude Medical	15,635	745,477

			8,250,108

	Health Care Providers & Services–4.30%
	AmerisourceBergen	81,390	3,369,546
†	DaVita	30,100	2,606,961
†	Medco Health Solutions	182,060	10,290,031

			16,266,538

	Hotels, Restaurants & Leisure–1.85%
	Crown (Australia)	388,001	3,729,431
	International Game Technology	186,320	3,275,506

			7,004,937

	Household Products–1.18%
	Colgate-Palmolive	51,070	4,464,029

			4,464,029

	Industrial Conglomerates–0.87%
	Tyco International (Switzerland)	66,510	3,287,589

			3,287,589

	Insurance–1.19%
	AFLAC	42,120	1,966,162
	Prudential (United Kingdom)	219,671	2,536,420

			4,502,582

	Internet & Catolog Retail–1.76%
†	Amazon.com	20,680	4,228,853
†	NetFlix	9,200	2,416,748

			6,645,601

	Internet Software & Services–3.99%
†	eBay	466,670	15,059,441

			15,059,441

	IT Services–6.05%
†	Amdocs (Guernsey)	247,585	7,524,108
	International Business Machines	48,860	8,381,933
†	Teradata	86,665	5,217,233
	Western Union	86,665	1,735,900

			22,859,174

LVIP Janus Capital Appreciation Fund–3

LVIP Janus Capital Appreciation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Leisure Equipment & Products–0.85%
	Mattel	116,295	$3,196,950

			3,196,950

	Machinery–1.62%
	Danaher	34,845	1,846,437
	FANUC (Japan)	25,500	4,263,658

			6,110,095

	Media–4.33%
	CBS Class B	287,700	8,196,572
	Disney (Walt)	131,245	5,123,805
	Time Warner Cable	39,215	3,060,339

			16,380,716

	Metals & Mining–0.58%
	Nucor	53,235	2,194,347

			2,194,347

	Multiline Retail–1.28%
	Nordstrom	102,775	4,824,259

			4,824,259

	Oil, Gas & Consumable Fuels–8.46%
	Apache	45,905	5,664,218
	Canadian Natural Resources (Canada)	87,850	3,677,401
	EOG Resources	49,485	5,173,657
	Hess	74,000	5,532,240
	Kinder Morgan	65,395	1,878,798
	Occidental Petroleum	74,810	7,783,232
†	OGX Petroleo e Gas Participacoes (Brazil)	241,500	2,251,153

			31,960,699

	Pharmaceuticals–5.82%
	Bristol-Myers Squibb	125,605	3,637,521
†	Endo Pharmaceuticals Holdings	143,590	5,768,010
†	Mylan	138,385	3,413,958
	Pfizer	445,080	9,168,648

			21,988,137

	Professional Services–0.55%
†	Verisk Analytics Class A	59,589	2,062,971

			2,062,971

	Road & Rail–1.32%
	Union Pacific	47,835	4,993,974

			4,993,974

	Semiconductors & Semiconductor Equipment–2.61%
†	Atmel	153,978	2,166,470
†	ON Semiconductor	360,116	3,770,415
	Taiwan Semiconductor Manufacturing (Taiwan)	1,559,507	3,920,128

			9,857,013

	Software–6.37%
†	Adobe Systems	112,360	3,533,722
	Microsoft	348,495	9,060,870
	Oracle	348,480	11,468,477

			24,063,069

	Specialty Retail–1.32%
	Limited Brands	129,685	4,986,388

			4,986,388

	Textiles, Apparel & Luxury Goods–3.59%
	Cie Financiere Richemont (Switzerland)	88,013	5,767,416
	NIKE Class B	19,850	1,786,103
	Polo Ralph Lauren	24,295	3,221,760
†	Prada (Italy)	463,600	2,797,060

			13,572,339

	Tobacco–1.37%
	Philip Morris International	77,545	5,177,680

			5,177,680

	Wireless Telecommunciation Services–1.01%
†	Crown Castle International	93,555	3,816,108

			3,816,108

	Total Common Stock (Cost $295,118,014)		368,092,434

	EXCHANGE-TRADED FUNDS–0.98%
†	SPDR® Gold Trust	16,635	2,428,377
†	Sprott Physical Gold Trust (Canada)	96,111	1,254,249

	Total Exchange-Traded Funds (Cost $3,518,103)		3,682,626

		Principal
		Amount
		(U.S. $)

	SHORT-TERM INVESTMENTS–1.38%
≠	Discount Note–0.74%
	Federal Home Loan Bank 0.001% 7/1/11	$2,800,000	2,800,000

			2,800,000

		Number of
		Shares

	Money Market Mutual Fund–0.64%
	Dreyfus Treasury & Agency Cash Management Fund	2,420,177	2,420,177

			2,420,177

	Total Short-Term Investments (Cost $5,220,177)		5,220,177

LVIP Janus Capital Appreciation Fund–4

LVIP Janus Capital Appreciation Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.78% (Cost $303,856,294)	$376,995,237

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	833,484

NET ASSETS APPLICABLE TO 16,899,313 SHARES OUTSTANDING–100.00%	$377,828,721

NET ASSET VALUE–LVIP JANUS CAPITAL APPRECIATION FUND STANDARD CLASS ($319,424,594 / 14,268,327 Shares)	$22.387

NET ASSET VALUE–LVIP JANUS CAPITAL APPRECIATION FUND SERVICE CLASS ($58,404,127 / 2,630,986 Shares)	$22.199

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$389,726,898
Undistributed net investment income	1,046,785
Accumulated net realized loss on investments	(86,003,448)
Net unrealized appreciation of investments and foreign currencies	73,058,486

Total net assets	$377,828,721

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
CSFB–Credit Suisse First Boston
EUR–European Monetary Unit
GBP–British Pound Sterling
HSBC–Hong Kong Shanghai Bank
JPMC–JPMorgan Chase Bank
RBC–Royal Bank of Canada
USD–United States Dollar
VVPR Strip–Dividend Coupon

1 The following foreign currency exchange contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)

CSFB	EUR	(1,830,000)	USD	2,596,990	8/18/11	$(52,784)
CSFB	GBP	(215,000)	USD	344,056	8/18/11	(781)
HSBC	EUR	(1,400,000)	USD	2,024,372	8/25/11	(2,346)
JPMC	EUR	(1,000,000)	USD	1,437,570	8/4/11	(11,008)
JPMC	GBP	(600,000)	USD	978,876	8/4/11	16,366
RBC	EUR	(1,800,000)	USD	2,545,268	7/14/11	(63,768)
RBC	GBP	(340,000)	USD	547,642	7/14/11	2,073

						$(112,248)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund–5

LVIP Janus Capital Appreciation Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,907,850
Interest	1,219
Foreign tax withheld	(90,865)

2,818,204

EXPENSES:
Management fees	1,453,052
Accounting and administration expenses	89,688
Distribution expenses-Service Class	81,495
Reports and statements to shareholders	52,701
Custodian fees	19,063
Professional fees	12,431
Trustees’ fees	5,686
Pricing fees	457
Other	6,724

1,721,297
Less expenses waived/reimbursed	(148,767)

Total operating expenses	1,572,530

NET INVESTMENT INCOME	1,245,674

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	34,570,022
Foreign currencies	(678,325)

Net realized gain	33,891,697
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(19,246,910)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	14,644,787

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,890,461

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,245,674	$2,102,764
Net realized gain on investments and foreign currencies	33,891,697	12,404,350
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(19,246,910)	25,888,994

Net increase in net assets resulting from operations	15,890,461	40,396,108

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,283,414)
Service Class	—	(316,513)

	—	(2,599,927)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,553,129	8,249,480
Service Class	8,004,587	19,372,441
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,283,414
Service Class	—	316,513

	10,557,716	30,221,848

Cost of shares repurchased:
Standard Class	(23,554,391)	(42,251,615)
Service Class	(19,182,637)	(16,536,824)

	(42,737,028)	(58,788,439)

Decrease in net assets derived from capital share transactions	(32,179,312)	(28,566,591)

NET INCREASE (DECREASE) IN NET ASSETS	(16,288,851)	9,229,590
NET ASSETS:
Beginning of period	394,117,572	384,887,982

End of period (including undistributed net investment income of $1,046,785 and $479,436, respectively)	$377,828,721	$394,117,572

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund–6

LVIP Janus Capital Appreciation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$21.503	$19.449	$14.150	$24.169	$20.116	$18.376

Income (loss) from investment operations:
Net investment income[2]	0.075	0.118	0.087	0.121	0.095	0.051
Net realized and unrealized gain (loss) on investments and foreign currencies	0.809	2.086	5.351	(10.000)	4.019	1.725

Total from investment operations	0.884	2.204	5.438	(9.879)	4.114	1.776

Less dividends and distributions from:
Net investment income	—	(0.150)	(0.139)	(0.140)	(0.061)	(0.036)

Total dividends and distributions	—	(0.150)	(0.139)	(0.140)	(0.061)	(0.036)

Net asset value, end of period	$22.387	$21.503	$19.449	$14.150	$24.169	$20.116

Total return[3]	4.11%	11.35%	38.53%	(40.82% )	20.42%	9.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,425	$327,270	$327,324	$264,563	$506,900	$488,232
Ratio of expenses to average net assets	0.77%	0.76%	0.75%	0.71%	0.69%	0.70%
Ratio of expenses to average net assets
prior to expenses waived/reimbursed and expense paid indirectly	0.85%	0.84%	0.85%	0.85%	0.82%	0.83%
Ratio of net investment income to average net assets	0.69%	0.60%	0.55%	0.61%	0.43%	0.27%
Ratio of net investment income to average net assets
prior to expenses waived/reimbursed and expense paid indirectly	0.61%	0.52%	0.45%	0.47%	0.30%	0.14%
Portfolio turnover	52%	46%	52%	68%	123%	99%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund–7

LVIP Janus Capital Appreciation Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$21.348	$19.313	$14.087	$24.036	$20.014	$18.294

Income (loss) from investment operations:
Net investment income[2]	0.047	0.069	0.047	0.072	0.040	0.004
Net realized and unrealized gain (loss) on investments and foreign currencies	0.804	2.067	5.319	(9.931)	3.996	1.716

Total from investment operations	0.851	2.136	5.366	(9.859)	4.036	1.720

Less dividends and distributions from:
Net investment income	—	(0.101)	(0.140)	(0.090)	(0.014)	—

Total dividends and distributions	—	(0.101)	(0.140)	(0.090)	(0.014)	—

Net asset value, end of period	$22.199	$21.348	$19.313	$14.087	$24.036	$20.014

Total return[3]	3.99%	11.08%	38.17%	(40.97% )	20.11%	9.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,404	$66,848	$57,564	$26,462	$36,209	$16,903
Ratio of expenses to average net assets	1.02%	1.01%	1.00%	0.96%	0.94%	0.95%
Ratio of expenses to average net assets
prior to expenses waived/reimbursed and expense paid indirectly	1.10%	1.09%	1.10%	1.10%	1.07%	1.08%
Ratio of net investment income to average net assets	0.44%	0.35%	0.30%	0.36%	0.18%	0.02%
Ratio of net investment income (loss) to average net assets
prior to expenses waived/reimbursed and expense paid indirectly	0.36%	0.27%	0.20%	0.22%	0.05%	(0.11%	)
Portfolio turnover	52%	46%	52%	68%	123%	99%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Janus Capital Appreciation Fund–8

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Janus Capital Appreciation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to the Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is long-term capital growth of capital in a manner consistent with the preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $19,988 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Janus Capital Appreciation Fund–9

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.15% on the first $100 million of average daily net assets of the Fund; and 0.10% on the next $150 million of average daily net assets of the Fund. This agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Janus Capital Management LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% for the first $250 million of the Fund’s average daily net assets; 0.35% of the next $500 million; 0.30% of the next $750 million and 0.25% of the average daily net assets of the Fund in excess of $1.5 billion.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $19,374 and $2,311, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$201,835
Distribution fees payable to LFD	11,655

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $202,597,583 and sales of $236,293,189 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $304,433,500. At June 30, 2011, net unrealized appreciation was $72,561,737, of which $78,802,315 related to unrealized appreciation of investments and $6,240,578 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP Janus Capital Appreciation Fund–10

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$333,348,941	$34,743,493	$368,092,434
Investment Companies	3,682,626	—	3,682,626
Short-Term Investment	2,420,177	2,800,000	5,220,177

Total	$339,451,744	$37,543,493	$376,995,237

Foreign Currency Exchange Contracts	$—	$(112,248)	$(112,248)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$2,599,927

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$389,726,898
Undistributed ordinary income	1,131,598
Realized gains 1/1/11-6/30/11	31,690,439
Capital loss carryforwards as of 12/31/10	(117,116,681)
Unrealized appreciation of investments and foreign currencies	72,396,467

Net assets	$377,828,721

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of foreign currency exchange contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(678,325)	$678,325

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $29,942,002 expires in 2011, $13,513,584 expires in 2016 and $73,661,095 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $31,690,439, which may reduce the capital loss carryforwards.

LVIP Janus Capital Appreciation Fund–11

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	116,202	418,304
Service Class	365,959	994,588
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	107,927
Service Class	—	15,066

	482,161	1,535,885

Shares repurchased:
Standard Class	(1,067,885)	(2,136,401)
Service Class	(866,306)	(858,840)

	(1,934,191)	(2,995,241)

Net decrease	(1,452,030)	(1,459,356)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Janus Capital Appreciation Fund–12

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Janus Capital Appreciation Fund–13

LVIP J.P. Morgan High Yield Fund

LVIP J.P. Morgan High Yield Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP J.P. Morgan High Yield Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	14
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16

LVIP J.P. Morgan High Yield Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,045.30	0.81%	$4.11
Service Class Shares	1,000.00	1,044.20	1.06%	5.37

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.78	0.81%	$4.06
Service Class Shares	1,000.00	1,019.54	1.06%	5.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP J.P. Morgan High Yield Fund–1

LVIP J.P. Morgan High Yield Fund

Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Commercial Mortgage-Backed Security	0.16%

Convertible Bond	0.17%

Corporate Bonds	87.13%

Aerospace & Defense	0.83%
Airlines	1.26%
Auto Components	0.60%
Automobiles	1.20%
Beverages	0.20%
Building Products	0.98%
Capital Markets	0.34%
Chemicals	1.28%
Commercial Banks	1.98%
Commercial Services & Supplies	2.01%
Communications Equipment	0.52%
Computers & Peripherals	0.49%
Construction & Engineering	0.22%
Construction Materials	0.50%
Consumer Finance	1.07%
Containers & Packaging	1.77%
Diversified Consumer Services	0.50%
Diversified Financial Services	2.14%
Diversified Telecommunication Services	5.23%
Electrical Equipment	0.17%
Electronic Equipment, Instruments & Components	0.20%
Energy Equipment & Services	1.74%
Food & Staples Retailing	1.81%
Food Products	1.09%
Health Care Equipment & Supplies	0.17%
Health Care Providers & Services	4.23%
Hotels, Restaurants & Leisure	7.01%
Household Durables	1.59%
Independent Power Producers & Energy Traders	4.24%
Insurance	2.59%
Internet & Catalog Retail	0.83%
Internet Software & Services	0.22%
IT Services	1.66%
Leisure Equipment & Products	0.21%
Machinery	0.79%
Marine	1.00%
Media	6.88%
Metals & Mining	2.61%
Multiline Retail	0.57%
Multi-Utilities	0.13%
Oil, Gas & Consumable Fuels	8.84%
Paper & Forest Products	3.28%
Personal Products	0.09%
Pharmaceuticals	1.55%
Professional Services	0.06%
Real Estate Investment Trusts	1.08%
Real Estate Management & Development	0.49%
Road & Rail	1.31%
Semiconductors & Semiconductor Equipment	1.70%
Specialty Retail	3.07%
Tobacco	0.16%
Trading Companies & Distributors	0.29%
Wireless Telecommunication Services	2.35%

Senior Secured Loans	8.55%

Common Stock	0.35%

Convertible Preferred Stock	0.24%

Preferred Stock	0.49%

Warrants	0.13%

Short-Term Investment	3.32%

Total Value of Securities	100.54%

Liabilities Net of Receivables and Other Assets	(0.54%)

Total Net Assets	100.00%

LVIP J.P. Morgan High Yield Fund–2

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITY–0.16%
•#	Banc of America Large Loan Series 2010-HLTN HLTN 144A 1.937% 11/15/15	$195,064	$180,969

	Total Commercial Mortgage-Backed Security (Cost $180,526)		180,969

	CONVERTIBLE BOND–0.17%
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	202,000	192,153

	Total Convertible Bond (Cost $189,663)		192,153

	CORPORATE BONDS–87.13%
	Aerospace & Defense–0.83%
	Alliant Techsystems 6.75% 4/1/16	50,000	51,250
#	Ducommun 144A 9.75% 7/15/18	150,000	154,875
	Esterline Technologies 7.00% 8/1/20	100,000	105,250
	Kratos Defense & Security Solutions 10.00% 6/1/17	100,000	106,000
	#144A 10.00% 6/1/17	175,000	185,500
	Spirit Aerosystems 6.75% 12/15/20	103,000	105,060
	Triumph Group 8.00% 11/15/17	200,000	211,500
	8.625% 7/15/18	35,000	38,544

			957,979

	Airlines–1.26%
◆	Continental Airlines Pass Through Trust
	Series 2003-ERJ1 7.875% 7/2/18	58,365	58,219
	Series 2004-ERJ1 9.558% 9/1/19	347,208	366,304
#	Delta Air Lines 144A 12.25% 3/15/15	189,000	210,263
◆	Northwest Airlines Pass Through Trust Series 2007-1 Class A 7.027% 11/1/19	583,742	595,416
#	United Air Lines 144A 9.875% 8/1/13	114,000	120,270
	12.00% 11/1/13	105,000	113,138

			1,463,610

	Auto Components–0.60%
	Affinia Group 9.00% 11/30/14	150,000	153,000
#	Allison Transmission 144A 11.00% 11/1/15	39,000	41,730
	ArvinMeritor 8.125% 9/15/15	64,000	67,040
	10.625% 3/15/18	61,000	68,778
#	Exide Technologies 144A 8.625% 2/1/18	250,000	261,250
#	Pittsburgh Glass Works 144A 8.50% 4/15/16	100,000	103,250

			695,048

	Automobiles–1.20%
#	Chrysler Group 144A 8.00% 6/15/19	200,000	197,500
	8.25% 6/15/21	200,000	197,000
	Ford Motor 7.45% 7/16/31	871,000	991,753

			1,386,253

	Beverages–0.20%
	Cott Beverages 8.125% 9/1/18	70,000	73,675
#	Pernod-Ricard 144A 5.75% 4/7/21	150,000	157,359

			231,034

	Building Products–0.98%
#	Associated Materials 144A 9.125% 11/1/17	25,000	25,000
#	Building Materials Corporation of America 144A 6.75% 5/1/21	100,000	100,750
#	Calcipar 144A 6.875% 5/1/18	200,000	201,500
#	Griffon 144A 7.125% 4/1/18	650,000	655,688
#	Nortek 144A 8.50% 4/15/21	110,000	102,300
#	USG 144A 9.75% 8/1/14	42,000	44,730

			1,129,968

	Capital Markets–0.34%
	E TRADE Financial PIK 12.50% 11/30/17	307,000	360,725
#	Oppenheimer Holdings 144A 8.75% 4/15/18	30,000	31,275

			392,000

	Chemicals–1.28%
	Celanese US Holdings 6.625% 10/15/18	60,000	63,600
#	Chemtura 144A 7.875% 9/1/18	265,000	278,250
	Lyondell Chemical 11.00% 5/1/18	300,000	337,500
	Momentive Performance Materials 12.50% 6/15/14	92,000	100,510
#	Nexeo Solutions 144A 8.375% 3/1/18	10,000	10,175
#	Omnova Solutions 144A 7.875% 11/1/18	15,000	14,494
	PolyOne 7.375% 9/15/20	425,000	446,250
#	Rhodia 144A 6.875% 9/15/20	200,000	235,250

			1,486,029

	Commercial Banks–1.98%
	Ally Financial 7.50% 9/15/20	200,000	210,000
	8.00% 12/31/18	220,000	236,500
	#144A 6.25% 12/1/17	350,000	348,979
•	BAC Capital Trust XIV 5.63% 12/31/49	296,000	222,370
	Bank of America 5.625% 7/1/20	125,000	129,291
	•8.00% 12/30/49	704,000	736,129

LVIP J.P. Morgan High Yield Fund–3

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)

•#	Barclays Bank 144A 5.926% 12/31/49	$103,000	$96,305
•#	Rabobank 144A 11.00% 12/29/49	248,000	317,367

			2,296,941

	Commercial Services & Supplies–2.01%
#	Casella Waste Systems 144A 7.75% 2/15/19	35,000	35,263
	Cenveo 8.875% 2/1/18	550,000	536,249
	Covanta Holding 7.25% 12/1/20	140,000	147,131
#	Deluxe 144A 7.00% 3/15/19	325,000	323,374
	Donnelley (R.R.) 7.25% 5/15/18	90,000	90,023
	7.625% 6/15/20	540,000	534,535
#	First Wind Capital 144A 10.25% 6/1/18	50,000	50,750
	FTI Consulting 6.75% 10/1/20	40,000	40,600
#	Garda World Security 144A 9.75% 3/15/17	150,000	159,375
#	Geo Group 144A 6.625% 2/15/21	76,000	75,810
#	Liberty Tire Recycling 144A 11.00% 10/1/16	75,000	78,750
	Mobile Mini 7.875% 12/1/20	75,000	77,625
#	Seminole Indian Tribe of Florida 144A 7.75% 10/1/17	25,000	26,000
#	WCA Waste 144A 7.50% 6/15/19	150,000	150,563

			2,326,048

	Communications Equipment–0.52%
	Avaya 9.75% 11/1/15	200,000	205,000
	#144A 7.00% 4/1/19	100,000	97,250
#	Brightstar 144A 9.50% 12/1/16	185,000	198,875
	ViaSat 8.875% 9/15/16	99,000	105,435

			606,560

	Computers & Peripherals–0.49%
#	Seagate HDD Cayman 144A 7.00% 11/1/21	300,000	301,500
	7.75% 12/15/18	255,000	269,025

			570,525

	Construction & Engineering–0.22%
#	Dycom Investments 144A 7.125% 1/15/21	100,000	102,500
#	Great Lakes Dredge & Dock 144A 7.375% 2/1/19	25,000	24,750
	Tutor Perini 7.625% 11/1/18	135,000	130,275

			257,525

	Construction Materials–0.50%
#	Cemex Finance 144A 9.50% 12/14/16	220,000	228,525
	Vulcan Materials 7.50% 6/15/21	350,000	350,142

			578,667

	Consumer Finance–1.07%
	Cardtronics 8.25% 9/1/18	250,000	267,813
	Ford Motor Credit 8.125% 1/15/20	200,000	232,433
	12.00% 5/15/15	260,000	322,689
	Springleaf Finance 6.90% 12/15/17	450,000	415,124

			1,238,059

	Containers & Packaging–1.77%
#	Ardagh Packaging Finance 144A 7.375% 10/15/17	200,000	207,000
	Ball 5.75% 5/15/21	100,000	100,500
	Berry Plastics 9.75% 1/15/21	150,000	145,875
	Graphic Packaging International 9.50% 6/15/17	154,000	169,400
#	Plastipak Holdings 144A 8.50% 12/15/15	97,000	99,910
	10.625% 8/15/19	97,000	109,610
#	Reynolds Group Issuer 144A 6.875% 2/15/21	100,000	98,000
	7.125% 4/15/19	600,000	598,500
	8.25% 2/15/21	100,000	94,000
	9.00% 4/15/19	200,000	198,500
#	Viskase 144A 9.875% 1/15/18	220,000	230,450

			2,051,745

	Diversified Consumer Services–0.50%
	Carriage Services 7.875% 1/15/15	150,000	150,750
	Service Corporation International 7.00% 5/15/19	180,000	190,350
#	ServiceMaster PIK 144A 10.75% 7/15/15	198,000	209,880
#	Stewart Enterprises 144A 6.50% 4/15/19	25,000	25,094

			576,074

	Diversified Financial Services–2.14%
	Aircastle 9.75% 8/1/18	100,000	110,750
	Capital One Capital V 10.25% 8/15/39	206,000	219,648
•#	Chukchansi Economic Development Authority 144A 3.917% 11/15/12	250,000	205,000
#	CIT Group 144A 6.625% 4/1/18	150,000	157,125
	7.00% 5/2/17	740,000	740,000
•#	ILFC E-Capital 144A Trust I 5.74% 12/21/65	100,000	82,119
•#	ILFC E-Capital 144A Trust II 6.25% 12/21/65	406,000	347,130
	International Lease Finance 6.25% 5/15/19	210,000	205,497
	8.75% 3/15/17	203,000	222,539
#	Softbrands 144A 11.50% 7/15/18	45,000	41,464
#	UPCB Finance III 144A 6.625% 7/1/20	150,000	148,875

			2,480,147

LVIP J.P. Morgan High Yield Fund–4

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Financial Services (continued)
	Diversified Telecommunication Services–5.23%
	Cincinnati Bell 8.25% 10/15/17	$142,000	$143,420
#	Clearwire Communications 144A 12.00% 12/1/15	405,000	435,121
#	Cogent Communications Group 144A 8.375% 2/15/18	75,000	77,250
	DigitalGlobe 10.50% 5/1/14	88,000	98,230
#	EH Holding 144A 6.50% 6/15/19	80,000	81,800
	7.625% 6/15/21	55,000	56,375
	Frontier Communications 7.125% 3/15/19	43,000	44,290
	GCI 8.625% 11/15/19	196,000	215,600
	Global Crossing 12.00% 9/15/15	249,000	291,329
	Intelsat Bermuda PIK 11.50% 2/4/17	1,207,641	1,301,232
	#144A 11.50% 2/4/17	260,000	280,150
#	Intelsat Jackson Holdings 144A 7.25% 4/1/19	100,000	99,500
	7.25% 10/15/20	100,000	99,750
#	Level 3 Communications 144A 11.875% 2/1/19	250,000	270,313
#	Level 3 Escrow 144A 8.125% 7/1/19	200,000	201,500
	Level 3 Financing
	•4.215% 2/15/15	400,000	378,999
	8.75% 2/15/17	250,000	256,250
	10.00% 2/1/18	121,000	130,529
	PAETEC Holding 8.875% 6/30/17	209,000	220,495
	Qwest Communications International 7.125% 4/1/18	350,000	377,562
#	Telcordia Technologies 144A 11.00% 5/1/18	59,000	74,783
	Telesat Canada 12.50% 11/1/17	236,000	284,380
	West 11.00% 10/15/16	213,000	226,845
	Windstream 7.875% 11/1/17	250,000	266,563
	8.125% 9/1/18	135,000	143,775

			6,056,041

	Electrical Equipment–0.17%
#	International Wire Group Holdings 144A 9.75% 4/15/15	188,000	199,280

			199,280

	Electronic Equipment, Instruments & Components–0.20%
	Anixter 10.00% 3/15/14	99,000	113,108
#	CPI International Acquisition 144A 8.00% 2/15/18	120,000	114,000

			227,108

	Energy Equipment & Services–1.74%
#	Cie Generale de Geophysique-Veritas 144A 6.50% 6/1/21	350,000	339,500
	Complete Production Services 8.00% 12/15/16	106,000	111,300
	Global Geophysical Services 10.50% 5/1/17	62,000	65,410
#	Hercules Offshore 144A 10.50% 10/15/17	213,000	223,650
	Key Energy Services 6.75% 3/1/21	90,000	90,225
	Ocean Rig UDW 9.50% 4/27/16	200,000	200,500
#	Oil States International 144A 6.50% 6/1/19	390,000	392,925
	PHI 8.625% 10/15/18	100,000	105,000
	Pioneer Drilling 9.875% 3/15/18	100,000	107,500
	Precision Drilling 6.625% 11/15/20	60,000	60,900
•#	Sevan Marine 144A 3.417% 5/14/13	200,000	164,000
	Unit 6.625% 5/15/21	160,000	160,200

			2,021,110

	Food & Staples Retailing–1.81%
	Ingles Markets 8.875% 5/15/17	200,000	215,000
	Rite Aid 9.375% 12/15/15	122,000	114,375
	9.50% 6/15/17	225,000	206,438
	10.25% 10/15/19	900,000	994,500
	SUPERVALU 8.00% 5/1/16	350,000	358,750
	Tops Holding 10.125% 10/15/15	193,000	205,786

			2,094,849

	Food Products–1.09%
#	Blue Merger Subsidiary 144A 7.625% 2/15/19	95,000	96,425
#	Bumble Bee Acquisition 144A 9.00% 12/15/17	50,000	50,500
	Dole Food 13.875% 3/15/14	85,000	102,213
	JBS USA Finance 11.625% 5/1/14	96,000	110,880
	#144A 7.25% 6/1/21	295,000	288,363
#	Michael Foods 144A 9.75% 7/15/18	100,000	107,500
#	Pilgrim’s Pride 144A 7.875% 12/15/18	345,000	320,849
#	Simmons Foods 144A 10.50% 11/1/17	50,000	53,250
	Smithfield Foods 7.75% 7/1/17	41,000	42,743
	10.00% 7/15/14	81,000	94,365

			1,267,088

	Health Care Equipment & Supplies–0.17%
	Biomet 11.625% 10/15/17	180,000	200,250

			200,250

	Health Care Providers & Services–4.23%
	Alere 9.00% 5/15/16	148,000	154,845
#	AMGH Merger Subsidiary 144A 9.25% 11/1/18	27,000	28,620

LVIP J.P. Morgan High Yield Fund–5

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Health Care Providers & Services (continued)

#	Aviv Healthcare Properties 144A 7.75% 2/15/19	$160,000	$164,400
	BioScrip 10.25% 10/1/15	204,000	213,945
#	Capella Healthcare 144A 9.25% 7/1/17	70,000	74,200
	Community Health Systems 8.875% 7/15/15	1,037,000	1,070,702
	DaVita 6.375% 11/1/18	50,000	50,750
	6.625% 11/1/20	50,000	51,125
#	Fresenius Medical Care US Finance 144A 5.75% 2/15/21	75,000	73,875
	HCA 9.25% 11/15/16	309,000	329,471
	PIK 9.625% 11/15/16	57,000	60,776
#	IASIS Healthcare 144A 8.375% 5/15/19	650,000	643,500
#	inVentiv Health 144A 10.00% 8/15/18	175,000	166,250
#	Kindred Healthcare 144A 8.25% 6/1/19	800,000	800,000
#	Multiplan 144A 9.875% 9/1/18	90,000	96,075
	Omnicare 7.75% 6/1/20	500,000	533,125
	Select Medical 7.625% 2/1/15	128,000	127,360
	Universal Hospital Services PIK 8.50% 6/1/15	94,000	97,290
	Vanguard Health Holding 7.75% 2/1/19	60,000	61,050
	8.00% 2/1/18	100,000	103,750

			4,901,109

	Hotels, Restaurants & Leisure–7.01%
#	Ameristar Casinos 144A 7.50% 4/15/21	550,000	569,938
	Burger King 9.875% 10/15/18	100,000	107,000
	Cedar Fair 9.125% 8/1/18	100,000	107,250
#	CityCenter Holdings 144A 7.625% 1/15/16	75,000	77,813
	PIK 10.75% 1/15/17	510,000	555,900
#	CKE Holdings PIK 144A 10.50% 3/14/16	90,000	87,075
	CKE Restaurants 11.375% 7/15/18	250,000	274,375
	Dave & Buster’s 11.00% 6/1/18	10,000	10,750
#	DineEquity 144A 9.50% 10/30/18	55,000	59,950
#	Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	150,000	150,000
	Harrah’s Operating 11.25% 6/1/17	498,000	552,158
#	Isle of Capri Casinos 144A 7.75% 3/15/19	500,000	507,500
#	Landry’s Holdings 144A 11.50% 6/1/14	45,000	45,113
	Landry’s Restaurants 11.625% 12/1/15	296,000	318,200
	MCE Finance 10.25% 5/15/18	200,000	223,750
	MGM MIRAGE
	6.625% 7/15/15	137,000	129,123
	7.50% 6/1/16	98,000	93,590
	7.625% 1/15/17	778,000	752,714
	11.375% 3/1/18	350,000	394,625
	#144A 10.00% 11/1/16	150,000	159,375
	OSI Restaurant Partners 10.00% 6/15/15	117,000	123,435
	Peninsula Gaming 10.75% 8/15/17	718,000	788,004
	Pinnacle Entertainment 8.75% 5/15/20	550,000	578,874
	Royal Caribbean Cruises 6.875% 12/1/13	114,000	122,265
•#	Seminole Hard Rock Entertainment 144A 2.747% 3/15/14	250,000	235,000
#	Seneca Gaming 144A 8.25% 12/1/18	50,000	51,875
#	Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	237,000	164,715
	Speedway Motorsports 6.75% 2/1/19	50,000	50,125
#	Sugarhouse HSP Gaming 144A 8.625% 4/15/16	120,000	124,200
#	Vail Resorts 144A 6.50% 5/1/19	45,000	45,450
	Wendy’s/Arby’s Restaurants 10.00% 7/15/16	38,000	42,275
	Wynn Las Vegas 7.75% 8/15/20	510,000	556,538
#	Yonkers Racing 144A 11.375% 7/15/16	60,000	65,400

			8,124,355

	Household Durables–1.59%
#	American Standard Americas 144A 10.75% 1/15/16	210,000	202,913
	Beazer Homes USA 6.875% 7/15/15	65,000	58,013
	Horton (D.R.) 5.625% 1/15/16	200,000	203,999
	Interface 7.625% 12/1/18	125,000	130,625
	K Hovnanian Enterprises 10.625% 10/15/16	299,000	299,747
	Lennar 6.95% 6/1/18	145,000	141,375
	12.25% 6/1/17	100,000	122,750
	#144A 6.95% 6/1/18	130,000	126,750
	M/I Homes 8.625% 11/15/18	125,000	123,594
#	Spectrum Brands Holdings 144A 9.50% 6/15/18	125,000	137,500
	Standard Pacific 8.375% 5/15/18	172,000	171,355
	8.375% 1/15/21	25,000	24,625
	10.75% 9/15/16	88,000	100,100

			1,843,346

	Independent Power Producers & Energy Traders–4.24%
#	AES 144A 7.375% 7/1/21	450,000	457,313
#	Calpine 144A 7.50% 2/15/21	545,000	558,625
	7.875% 7/31/20	200,000	210,000
	7.875% 1/15/23	110,000	113,438
	Dynegy Holdings 7.75% 6/1/19	1,371,000	1,004,257
	Edison Mission Energy 7.00% 5/15/17	480,000	391,200
	7.20% 5/15/19	56,000	44,800
	Elwood Energy 8.159% 7/5/26	134,206	133,535

LVIP J.P. Morgan High Yield Fund–6

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Independent Power Producers & Energy Traders (continued)

	Energy Future Holdings 5.55% 11/15/14	$92,000	$73,140
	10.875% 11/1/17	19,000	16,340
	Energy Future Intermediate Holding 10.00% 12/1/20	796,000	852,881
	GenOn Americas Generation 8.50% 10/1/21	215,000	221,450
	NRG Energy 7.375% 1/15/17	35,000	36,750
	#144A 7.625% 5/15/19	700,000	698,250
	#144A 7.875% 5/15/21	100,000	100,000

			4,911,979

	Insurance–2.59%
•	American International Group 8.175% 5/15/58	605,000	663,292
•#	Catlin Insurance 144A 7.249% 12/31/49	325,000	312,000
#	HUB International Holdings 144A 10.25% 6/15/15	300,000	306,750
#	Liberty Mutual Group 144A
	•7.00% 3/15/37	261,000	249,672
	7.80% 3/15/37	1,125,000	1,133,437
	•10.75% 6/15/58	250,000	334,375

			2,999,526

	Internet & Catalog Retail–0.83%
#	QVC 144A 7.50% 10/1/19	900,000	958,500

			958,500

	Internet Software & Services–0.22%
#	eAccess 144A 8.25% 4/1/18	250,000	250,625

			250,625

	IT Services–1.66%
#	Audatex North America 144A 6.75% 6/15/18	85,000	85,850
	Fidelity National Information Services 7.625% 7/15/17	50,000	53,313
	7.875% 7/15/20	50,000	53,313
	First Data 9.875% 9/24/15	8,000	8,260
	#144A 8.25% 1/15/21	281,000	276,785
	#144A 8.875% 8/15/20	60,000	64,350
	#144A 12.625% 1/15/21	138,000	148,350
	GXS Worldwide 9.75% 6/15/15	258,000	262,515
#	iGate 144A 9.00% 5/1/16	280,000	284,199
#	Interactive Data 144A 10.25% 8/1/18	50,000	55,000
	Lender Processing Services 8.125% 7/1/16	170,000	166,600
	Sitel 11.50% 4/1/18	213,000	195,960
#	Speedy Cash 144A 10.75% 5/15/18	65,000	66,788
	SunGard Data Systems 10.25% 8/15/15	194,000	201,275

			1,922,558

	Leisure Equipment & Products–0.21%
#	Eastman Kodak 144A 9.75% 3/1/18	250,000	240,000

			240,000

	Machinery–0.79%
#	Boart Longyear Management 144A 7.00% 4/1/21	110,000	113,025
	Columbus McKinnon 7.875% 2/1/19	110,000	112,200
#	Commercial Vehicle Group 144A 7.875% 4/15/19	35,000	35,175
#	CPM Holdings 144A 10.625% 9/1/14	33,000	35,970
#	Huntington Ingalls Industries 144A 6.875% 3/15/18	100,000	103,000
	7.125% 3/15/21	50,000	52,000
	RBS Global 11.75% 8/1/16	130,000	138,125
#	SPX 144A 6.875% 9/1/17	90,000	96,750
#	Titan International 144A 7.875% 10/1/17	50,000	52,500
	TriMas 9.75% 12/15/17	164,000	180,400

			919,145

	Marine–1.00%
#	ACL I PIK 144A 10.625% 2/15/16	84,000	78,960
	American Petroleum Tankers 10.25% 5/1/15	45,000	47,250
#	CMA CGM 144A 8.50% 4/15/17	150,000	126,750
	Commercial Barge Line 12.50% 7/15/17	130,000	146,575
	General Maritime 12.00% 11/15/17	131,000	106,765
#	Navios Maritime Acquisition 144A 8.625% 11/1/17	85,000	84,150
	Navios Maritime Holdings 8.875% 11/1/17	340,000	351,900
#	Navios South American Logistics 144A 9.25% 4/15/19	70,000	70,875
	Ultrapetrol 9.00% 11/24/14	150,000	151,125

			1,164,350

	Media–6.88%
	Affinion Group 11.50% 10/15/15	78,000	80,925
	#144A 7.875% 12/15/18	55,000	51,700
	Belo 8.00% 11/15/16	75,000	82,500
#	Bresnan Broadband Holdings 144A 8.00% 12/15/18	25,000	25,906
	Cablevision Systems 7.75% 4/15/18	200,000	214,250
	8.00% 4/15/20	48,000	51,720
	8.625% 9/15/17	86,000	93,633

LVIP J.P. Morgan High Yield Fund–7

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Media (continued)

	CCO Holdings 6.50% 4/30/21	$250,000	$247,813
	7.00% 1/15/19	300,000	310,500
	7.25% 10/30/17	47,000	48,939
	7.875% 4/30/18	96,000	101,640
	8.125% 4/30/20	410,000	444,849
	#144A 7.00% 1/15/19	30,000	30,975
#	Cequel Communications Holdings I 144A 8.625% 11/15/17	431,000	450,394
#	Charter Communications Operating 144A 10.875% 9/15/14	185,000	204,425
#	Cinemark USA 144A 7.375% 6/15/21	600,000	599,999
#	Clear Channel Communications 144A 9.00% 3/1/21	190,000	182,875
#	Columbus International 144A 11.50% 11/20/14	248,000	283,030
	CSC Holdings 8.625% 2/15/19	11,000	12,458
	DISH DBS 7.875% 9/1/19	193,000	209,164
	#144A 6.75% 6/1/21	432,000	444,959
	Entravision Communications 8.75% 8/1/17	35,000	36,400
	Gannett 9.375% 11/15/17	250,000	276,250
	#144A 6.375% 9/1/15	25,000	26,000
	#144A 7.125% 9/1/18	25,000	25,219
	Lamar Media 7.875% 4/15/18	125,000	131,563
	McClatchy 11.50% 2/15/17	350,000	373,624
	Media General 11.75% 2/15/17	250,000	244,375
	Mediacom 9.125% 8/15/19	195,000	206,700
	Nexstar Broadcasting 8.875% 4/15/17	273,000	288,698
	Nielsen Finance 11.50% 5/1/16	24,000	28,200
	11.625% 2/1/14	22,000	25,795
	#144A 7.75% 10/15/18	275,000	290,125
#	Production Resource Group 144A 8.875% 5/1/19	60,000	59,850
#	ProQuest 144A 9.00% 10/15/18	40,000	41,200
	Sinclair Television Group 8.375% 10/15/18	100,000	105,500
	#144A 9.25% 11/1/17	246,000	271,215
#	Sirius XM Radio 144A 9.75% 9/1/15	125,000	138,125
#	Unitymedia Hessen 144A 8.125% 12/1/17	225,000	240,188
#	Univision Communications 144A 7.875% 11/1/20	250,000	257,500
	8.50% 5/15/21	50,000	50,125
#	Valassis Communications 144A 6.625% 2/1/21	85,000	84,575
	Virgin Media Finance 8.375% 10/15/19	243,000	272,160
	WMG Acquisition 7.375% 4/15/14	155,000	157,713
	9.50% 6/15/16	30,000	31,800
#	XM Satellite Radio 144A 13.00% 8/1/13	111,000	130,703

			7,966,257

	Metals & Mining–2.61%
#	Aleris International 144A 7.625% 2/15/18	60,000	60,150
#	APERAM 144A 7.75% 4/1/18	225,000	227,813
	Century Aluminum 8.00% 5/15/14	180,000	186,975
#	Essar Steel Algoma 144A 9.375% 3/15/15	142,000	143,065
#	Evraz Group 144A 9.50% 4/24/18	100,000	115,500
#	FMG Resources August 2006 144A 6.875% 2/1/18	35,000	35,700
	7.00% 11/1/15	355,000	363,874
	Freeport McMoRan Copper & Gold 8.375% 4/1/17	94,000	102,813
#	JMC Steel Group 144A 8.25% 3/15/18	170,000	173,400
•	Noranda Aluminum Acquisition PIK 4.417% 5/15/15	309,411	294,714
	Novelis 8.375% 12/15/17	150,000	160,875
	8.75% 12/15/20	93,000	100,905
#	Rain CII Carbon 144A 8.00% 12/1/18	60,000	64,200
	Severstal Columbus 10.25% 2/15/18	250,000	277,500
	Steel Dynamics 7.625% 3/15/20	157,000	166,813
	Taseko Mines 7.75% 4/15/19	125,000	126,563
#	Thompson Creek Metals 144A 7.375% 6/1/18	115,000	113,275
	United States Steel 7.375% 4/1/20	305,000	314,912

			3,029,047

	Multiline Retail–0.57%
#	Giraffe Acquisition 144A 9.125% 12/1/18	257,000	242,865
#	Sears Holdings 144A 6.625% 10/15/18	450,000	419,625

			662,490

	Multi-Utilities–0.13%
•	Puget Sound Energy 6.974% 6/1/67	149,000	148,622

			148,622

	Oil, Gas & Consumable Fuels–8.84%
	Alpha Natural Resources 6.00% 6/1/19	140,000	140,350
	6.25% 6/1/21	140,000	141,400
#	Alta Mesa Holdings 144A 9.625% 10/15/18	215,000	216,075
	AmeriGas Partners 6.50% 5/20/21	55,000	55,619
	Arch Coal 7.25% 10/1/20	35,000	35,788
	#144A 7.00% 6/15/19	300,000	300,750
	#144A 7.25% 6/15/21	175,000	176,094

LVIP J.P. Morgan High Yield Fund–8

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)

	Brigham Exploration 8.75% 10/1/18	$40,000	$43,800
	#144A 6.875% 6/1/19	60,000	59,850
#	Calfrac Holdings 144A 7.50% 12/1/20	30,000	30,375
#	Calumet Specialty Products Partners 144A 9.375% 5/1/19	50,000	51,750
	Carrizo Oil & Gas 8.625% 10/15/18	30,000	31,050
	Chesapeake Energy 6.875% 8/15/18	50,000	52,750
	7.25% 12/15/18	33,000	36,135
	9.50% 2/15/15	233,000	271,445
#	Citgo Petroleum 144A 11.50% 7/1/17	150,000	174,750
	Cloud Peak Energy Resources 8.25% 12/15/17	300,000	322,500
	Comstock Resources 7.75% 4/1/19	275,000	277,406
	8.375% 10/15/17	150,000	158,250
	Concho Resources 6.50% 1/15/22	155,000	155,581
	7.00% 1/15/21	200,000	207,500
	Consol Energy 8.25% 4/1/20	200,000	219,000
	#144A 6.375% 3/1/21	40,000	40,000
	Continental Resources 7.125% 4/1/21	120,000	127,200
	7.375% 10/1/20	125,000	133,438
	Denbury Resources 6.375% 8/15/21	90,000	90,225
	9.75% 3/1/16	33,000	37,043
	El Paso 6.875% 6/15/14	77,000	86,427
	7.00% 6/15/17	74,000	84,092
#	Energy XXI Gulf Coast 144A 7.75% 6/15/19	215,000	214,463
•	Enterprise Products Operating 8.375% 8/1/66	105,000	113,780
#	Exterran Holdings 144A 7.25% 12/1/18	70,000	70,875
#	Foresight Energy 144A 9.625% 8/15/17	75,000	79,969
	Frontier Oil 6.875% 11/15/18	25,000	26,500
#	Genesis Energy 144A 7.875% 12/15/18	50,000	49,875
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	112,000	115,920
#	Hilcorp Energy I 144A 7.625% 4/15/21	210,000	220,500
	7.75% 11/1/15	124,000	128,340
	8.00% 2/15/20	323,000	348,839
	Holly 9.875% 6/15/17	165,000	184,800
	Inergy 7.00% 10/1/18	85,000	86,275
	#144A 6.875% 8/1/21	40,000	40,050
#	James River Escrow 144A 7.875% 4/1/19	35,000	34,825
#	Linn Energy 144A 6.50% 5/15/19	75,000	74,438
	MarkWest Energy Partners 6.75% 11/1/20	65,000	66,625
#	Murray Energy 144A 10.25% 10/15/15	237,000	250,035
#	NFR Energy 144A 9.75% 2/15/17	213,000	207,675
#	Northern Tier Energy 144A 10.50% 12/1/17	24,000	26,580
	Patriot Coal 8.25% 4/30/18	280,000	291,200
	Penn Virginia 7.25% 4/15/19	40,000	38,750
	10.375% 6/15/16	150,000	166,875
	Penn Virginia Resources Partners 8.25% 4/15/18	250,000	259,375
#	Petrohawk Energy 144A 6.25% 6/1/19	300,000	293,625
	Plains Exploration & Production 6.625% 5/1/21	35,000	35,044
	QEP Resources 6.875% 3/1/21	360,000	381,599
	Range Resources 5.75% 6/1/21	290,000	285,650
	6.75% 8/1/20	10,000	10,400
	Regency Energy Partners 6.50% 7/15/21	220,000	223,850
	SandRidge Energy 8.75% 1/15/20	147,000	157,290
	#144A 9.875% 5/15/16	172,000	189,630
#	SM Energy 144A 6.625% 2/15/19	665,000	668,324
	Swift Energy 8.875% 1/15/20	83,000	89,225
#	Targa Resources Partners 144A 6.875% 2/1/21	335,000	332,487
	7.875% 10/15/18	50,000	53,000
#	Trinidad Drilling 144A 7.875% 1/15/19	315,000	327,600
#	Venoco 144A 8.875% 2/15/19	50,000	50,250
#	W&T Offshore 144A 8.50% 6/15/19	290,000	294,350

			10,245,531

	Paper & Forest Products–3.28%
#	ABI Escrow 144A 10.25% 10/15/18	116,000	126,150
#	Appleton Papers 144A 10.50% 6/15/15	177,000	185,408
	Boise Paper Holdings 8.00% 4/1/20	500,000	527,500
	Cascades 7.75% 12/15/17	950,000	995,125
	Clearwater Paper 7.125% 11/1/18	110,000	113,300
#	Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	300,000	303,000
	NewPage 10.00% 5/1/12	250,000	76,250
	11.375% 12/31/14	1,006,000	943,125
#	PE Paper Escrow 144A 12.00% 8/1/14	100,000	113,500
#	Sappi Papier Holding 144A 6.625% 4/15/21	200,000	195,500

LVIP J.P. Morgan High Yield Fund–9

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Paper & Forest Products (continued)

	Verso Paper Holdings 11.375% 8/1/16	$46,000	$42,895
	#144A 8.75% 2/1/19	200,000	179,000

			3,800,753

	Personal Products–0.09%
#	American Achievement 144A 10.875% 4/15/16	110,000	99,550

			99,550

	Pharmaceuticals–1.55%
	Elan Finance 8.75% 10/15/16	750,000	792,187
#	Endo Pharmaceuticals Holdings 144A 7.00% 7/15/19	120,000	123,600
	7.25% 1/15/22	160,000	163,200
#	Giant Funding 144A 8.25% 2/1/18	30,000	31,425
#	Mylan 144A 7.875% 7/15/20	75,000	82,688
#	Valeant Pharmaceuticals International 144A 6.50% 7/15/16	250,000	248,438
	6.75% 10/1/17	35,000	34,475
	6.875% 12/1/18	75,000	73,875
	7.00% 10/1/20	50,000	48,625
	7.25% 7/15/22	200,000	195,000

			1,793,513

	Professional Services–0.06%
#	CDRT Merger Subsidiary 144A 8.125% 6/1/19	75,000	75,188

			75,188

	Real Estate Investment Trusts–1.08%
#	CNL Income Properties 144A 7.25% 4/15/19	190,000	172,900
	Developers Diversified Realty 7.875% 9/1/20	75,000	86,136
	DuPont Fabros Technology 8.50% 12/15/17	800,000	878,001
	First Industrial 6.42% 6/1/14	75,000	79,439
	Sabra Health Care 8.125% 11/1/18	33,000	33,165

			1,249,641

	Real Estate Management & Development–0.49%
	CB Richard Ellis Services 6.625% 10/15/20	110,000	113,575
	11.625% 6/15/17	75,000	87,281
	Forest City Enterprises 6.50% 2/1/17	250,000	238,750
#	Kennedy-Wilson 144A 8.75% 4/1/19	124,000	125,395

			565,001

	Road & Rail–1.31%
#	Ashtead Capital 144A 9.00% 8/15/16	189,000	197,978
	Avis Budget Car Rental 7.75% 5/15/16	210,000	214,725
	8.25% 1/15/19	50,000	50,875
	9.625% 3/15/18	115,000	123,338
#	B-Corp Merger Subsidiary 144A 8.25% 6/1/19	75,000	74,625
#	Hertz 144A 6.75% 4/15/19	10,000	9,950
	Kansas City Southern de Mexico 8.00% 2/1/18	162,000	176,580
	#144A 6.625% 12/15/20	52,000	54,340
	#144A 6.125% 6/15/21	80,000	80,400
#	Quality Distribution 144A 9.875% 11/1/18	75,000	76,781
	RailAmerica 9.25% 7/1/17	253,000	278,932
	RSC Equipment Rental 9.50% 12/1/14	144,000	148,320
	10.25% 11/15/19	26,000	28,600

			1,515,444

	Semiconductors & Semiconductor Equipment–1.70%
	Advanced Micro Devices 7.75% 8/1/20	150,000	155,250
	Amkor Technology 7.375% 5/1/18	800,000	816,999
	#144A 6.625% 6/1/21	165,000	159,638
#	Freescale Semiconductor 144A 8.05% 2/1/20	265,000	267,650
	10.75% 8/1/20	20,000	22,700
	MagnaChip Semiconductor 10.50% 4/15/18	150,000	165,000
#	MEMC Electronic Materials 144A 7.75% 4/1/19	55,000	54,588
	NXP 9.50% 10/15/15	207,000	219,938
	#144A 9.75% 8/1/18	100,000	112,500

			1,974,263

	Specialty Retail–3.07%
#	Brown Shoe 144A 7.125% 5/15/19	800,000	768,000
#	Claire’s Stores 144A 8.875% 3/15/19	1,100,000	1,033,999
	Express 8.75% 3/1/18	135,000	146,475
#	J Crew Group 144A 8.125% 3/1/19	75,000	72,563
	Limited Brands 6.625% 4/1/21	750,000	770,624
#	Michaels Stores 144A 7.75% 11/1/18	50,000	50,375
#	Needle Merger Subsidiary 144A 8.125% 3/15/19	150,000	151,875
#	Petco Animal Supplies 144A 9.25% 12/1/18	80,000	85,400
#	RadioShack 144A 6.75% 5/15/19	350,000	338,625
	Yankee Acquisition 9.75% 2/15/17	135,000	142,763

			3,560,699

LVIP J.P. Morgan High Yield Fund–10

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Specialty Retail (continued)
	Tobacco–0.16%
	Alliance One International 10.00% 7/15/16	$186,000	$180,420

			180,420

	Trading Companies & Distributors–0.29%
#	McJunkin Red Man 144A 9.50% 12/15/16	325,000	332,313

			332,313

	Wireless Telecommunication Services–2.35%
	Cricket Communications 7.75% 5/15/16	113,000	120,345
	7.75% 10/15/20	250,000	245,625
	10.00% 7/15/15	94,000	101,755
#	Digicel Group 144A 8.875% 1/15/15	132,000	135,630
	MetroPCS Wireless 6.625% 11/15/20	450,000	446,625
	7.875% 9/1/18	45,000	47,869
	NII Capital 8.875% 12/15/19	67,000	74,286
	10.00% 8/15/16	181,000	210,865
	SBA Telecommunications 8.25% 8/15/19	150,000	161,250
	Sprint Capital 8.75% 3/15/32	344,000	374,100
#	Vimpelcom 144A 7.748% 2/2/21	200,000	207,000
#	Vimpelcom Holdings 144A 6.255% 3/1/17	200,000	198,500
	7.504% 3/1/22	200,000	201,200
#	Wind Acquisition Finance 144A 11.75% 7/15/17	172,000	195,650

			2,720,700

	Total Corporate Bonds (Cost $99,638,586)		100,944,863

	«SENIOR SECURED LOANS–8.55%
	American Rock Salt Tranche B 4.25% 4/1/17	75,000	75,188
	Atlantic Broadband Finance Tranche B 4.00% 2/24/16	283,034	283,801
	Avaya Tranche B1 3.034% 10/26/14	82,235	79,218
	Tranche B-3 4.755% 10/27/17	165,185	159,368
	Axcan Intermediate Tranche B 5.50% 2/25/17	49,750	49,292
	AZ Chem US 4.75% 11/19/16	114,926	115,309
	Big West Oil 7.00% 3/31/16	38,596	39,031
	Boyd Gaming Tranche A 3.762% 12/31/15	222,188	215,284
	Bresnan Broadband Holdings 4.502% 12/6/17	223,875	224,254
	Caesars Entertainment Operating Tranche B2 3.274% 1/28/15	420,001	379,290
	CB Richard Ellis Services Tranche D-DD 1.75% 8/17/19	21,067	20,830
	CCM Merger 7.00% 2/1/17	144,747	146,797
	CDW Tranche B 4.50% 7/15/15	230,269	227,223
	Cengage Learning Acqusitions 2.44% 7/3/14	571,403	515,020
	Cenveo Tranche B 6.25% 12/15/16	84,575	85,368
	Chrysler Group 6.00% 4/28/17	340,000	332,801
	Claire’s Stores 2.75% 5/29/14	100,000	91,922
	Clear Channel Communications Tranche B 3.841% 1/29/16	566,006	481,105
	Donnelley (R.H.) 9.00% 10/24/14	196,481	135,081
	Ducommun Tranche B 5.50% 6/30/17	125,000	125,586
	Electrical Components International Synthetic Revolving Loan 1.40% 2/4/16	3,529	3,535
	Tranche B 6.75% 1/25/17	56,329	56,423
	Freescale Semiconductor 4.441% 12/1/16	245,991	244,977
	Golden Nugget Tranche B 1st Lien 3.20% 6/14/13	18,154	16,021
	Tranche DD 1.75% 6/30/14	31,892	28,145
	Gymboree 5.00% 11/23/17	99,750	96,773
	Harland Clarke Holdings Tranche B 2.774% 6/30/14	246,929	221,619
	inVentiv Health Tranche B 4.75% 8/4/16	99,917	99,505
	Isle of Capri Casinos 4.75% 3/1/17	49,875	50,171
	iStar Financial Tranche A1 6.75% 6/30/13	188,268	185,813
	Level 3 Financing Tranche A 2.53% 3/13/14	250,000	242,695
	MEG Energy Trance B 4.00% 3/7/18	115,000	115,118
	MGM MIRAGE Tranche Loan E 7.00% 2/21/14	300,000	293,652
	Michaels Stores Tranche B1 2.546% 10/31/13	370,306	364,751
	Midcontinent Communications Tranche B 4.00% 12/31/16	249,372	250,463
	Newport Television Tranche B 9.00% 3/14/16	239,400	240,508
	Newsday Tranche B 10.50% 8/1/13	150,000	158,907
	Nexeo Solutions Tranche B 5.00% 2/16/17	15,510	15,490
	OSI Restaurant Partners 2.319% 6/14/13	20,717	19,868
	2.50% 6/13/14	213,066	204,337
	Pinafore Tranche B 4.25% 9/21/11	369,058	369,708
	Radio One Tranche B 7.50% 3/7/16	109,725	110,942
	Rentech Energy Midwest 8.00% 6/1/16	275,000	273,625
	Reynolds Group Holdings Tranche E 4.25% 2/9/18	60,000	59,752
	Sensus USA 4.75% 4/13/17	100,000	100,453
	Sourcecorp 1st Lien 6.25% 4/29/17	110,000	106,425
	2nd Lien 10.50% 4/29/18	100,000	95,688
	Styron Tranche B 6.00% 7/20/17	89,775	89,815
	Swift Transportation 6.074% 11/22/16	217,308	218,802

LVIP J.P. Morgan High Yield Fund–11

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	«SENIOR SECURED LOANS (continued)

	Texas Competitive Electric Holdings 4.50% 10/10/17	$1,500,000	$1,178,551
	Tishman Speyer US Office 8.00% 5/15/12	64,000	64,200
	Univar Tranche B 5.00% 6/30/17	79,800	79,764
	Univision Communications 4.441% 3/29/17	99,121	94,289
	Tranche B 2.191% 9/29/14	78,878	75,763
	Western Refining 7.50% 3/14/17	50,000	50,771
	Xerium Technologies 5.75% 5/4/17	250,000	251,171

	Total Senior Secured Loans (Cost $10,030,632)		9,910,258

		Number of
		Shares

	COMMON STOCK–0.35%
	Automobiles–0.25%
†	General Motors	8,319	252,565
†	Motors Liquidation 7.40% 9/1/25	325,000	9,750
	7.70% 4/15/16	425,000	12,750
	8.80% 3/1/21	400,000	12,000

			287,065

	Commercial Services & Supplies–0.04%
†	Mobile Mini	2,180	46,194

			46,194

	Electronic Equipment, Instruments & Components–0.03%
†	Flextronics International	5,650	36,273

			36,273

	Health Care Providers & Services–0.03%
†	Alliance HealthCare Services	9,960	37,848

			37,848

	Independent Power Producers & Energy Traders–0.00%
†	GenOn Energy	226	872

			872

	Total Common Stock (Cost $472,238)		408,252

	CONVERTIBLE PREFERRED STOCK–0.24%
•	US Bancorp 3.50%	238	199,920
	Zions Bancorp 9.50%	2,800	73,192

	Total Convertible Preferred Stock (Cost $276,647)		273,112

	PREFERRED STOCK–0.49%
#	Ally Financial 144A 7.00%	611	574,264

	Total Preferred Stock (Cost $583,489)		574,264

	WARRANTS–0.13%
	General Motors CW16 exercise price $21.73, expiration date 7/10/16	4,036	86,371
	CW19 exercise price $16.01, expiration date 7/10/19	4,036	64,293

	Total Warrants (Cost $211,702)		150,664

	SHORT-TERM INVESTMENT–3.32%
	Money Market Mutual Fund–3.32%
	Dreyfus Treasury & Agency Cash Management Fund	3,852,622	3,852,622

	Total Short-Term Investment (Cost $3,852,622)		3,852,622

TOTAL VALUE OF SECURITIES–100.54% (Cost $115,436,105)	116,487,157

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.54%)	(628,767)

NET ASSETS APPLICABLE TO 10,689,682 SHARES OUTSTANDING–100.00%	$115,858,390

NET ASSET VALUE–LVIP J.P MORGAN HIGH YIELD FUND STANDARD CLASS ($85,672,235 / 7,901,769 Shares)	$10.842

NET ASSET VALUE–LVIP J.P MORGAN HIGH YIELD FUND SERVICE CLASS ($30,186,155 / 2,787,913 Shares)	$10.828

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$111,572,414
Undistributed net investment income	3,299,410
Accumulated net realized loss on investments	(64,486)
Net unrealized appreciation of investments	1,051,052

Total net assets	$115,858,390

LVIP J.P. Morgan High Yield Fund–12

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $46,297,077, which represented 39.96% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.

†	Non income producing security.

PIK–Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

LVIP J.P. Morgan High Yield Fund–13

LVIP J.P. Morgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$24,795
Interest	2,828,820

2,853,615

EXPENSES:
Management fees	262,281
Distribution expenses-Service Class	20,967
Pricing fees	20,455
Accounting and administration expenses	18,501
Professional fees	14,104
Reports and statements to shareholders	7,347
Custodian fees	1,577
Trustees’ fees	905
Other	1,838

Total operating expenses	347,975

NET INVESTMENT INCOME	2,505,640

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(23,083)
Net change in unrealized appreciation/depreciation of investments	36,001

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,518,558

See accompanying notes, which are an integral part of the financial statements.

LVIP J.P. Morgan High Yield Fund
Statements of Changes in Net Assets

	Six Months
	Ended	5/3/10*
	6/30/11	to
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,505,640	$2,325,016
Net realized loss on investments	(23,083)	(41,403)
Net change in unrealized appreciation/depreciation of investments	36,001	1,015,051

Net increase in net assets resulting from operations	2,518,558	3,298,664

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,518,069)
Service Class	—	(13,183)

	—	(1,531,252)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	33,338,367	51,980,993
Service Class	31,136,465	3,453,875
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	—	1,518,069
Service Class	—	13,183

	64,474,832	56,966,120

Cost of shares repurchased:
Standard Class	(2,667,056)	(2,446,768)
Service Class	(4,671,960)	(82,748)

	(7,339,016)	(2,529,516)

Increase in net assets derived from capital share transactions	57,135,816	54,436,604

NET INCREASE IN NET ASSETS	59,654,374	56,204,016
NET ASSETS:
Beginning of period	56,204,016	—

End of period (including undistributed net investment income of $3,299,410 and $793,770, respectively)	$115,858,390	$56,204,016

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP J.P. Morgan High Yield Fund–14

LVIP J.P. Morgan High Yield Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP J.P. Morgan High Yield Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	5/3/10[2]	Ended	5/3/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.372	$10.000	$10.370	$10.000

Income from investment operations:
Net investment income[3]	0.333	0.497	0.320	0.490
Net realized and unrealized gain on investments	0.137	0.185	0.138	0.174

Total from investment operations	0.470	0.682	0.458	0.664

Less dividends and distributions from:
Net investment income	—	(0.310)	—	(0.294)

Total dividends and distributions	—	(0.310)	—	(0.294)

Net asset value, end of period	$10.842	$10.372	$10.828	$10.370

Total return[4]	4.53%	6.85%	4.42%	6.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,672	$52,808	$30,186	$3,396
Ratio of expenses to average net assets	0.81%	0.82%	1.06%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.86%	1.06%	1.11%
Ratio of net investment income to average net assets	6.24%	7.37%	5.99%	7.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.24%	7.33%	5.99%	7.08%
Portfolio turnover	15%	29%	15%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP J.P. Morgan High Yield Fund–15

LVIP J.P. Morgan High Yield Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP J.P. Morgan High Yield Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek a high level of current income. Capital appreciation is a secondary objective.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the average daily net assets of the Fund; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.82% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LVIP J.P. Morgan High Yield Fund–16

LVIP J.P. Morgan High Yield Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

J.P. Morgan Investment Management, Inc. (J.P. Morgan) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.35% of the first $100 million of the Fund’s average daily net assets; and 0.30% of the Fund’s average daily net assets in excess of $100 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $4,035 and $298, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$60,794
Distribution fees payable to LFD	5,829

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $70,727,025 and sales of $11,397,242 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $115,436,790. At June 30, 2011, net unrealized appreciation was $1,050,367, of which $2,258,929 related to unrealized appreciation of investments and $1,208,562 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$—	$180,969	$—	$180,969
Common Stock	373,752	34,500	—	408,252
Corporate Debt	—	111,265,386	55,000	111,320,386
Short-Term Investment	3,852,622	—	—	3,852,622
Other	150,664	574,264	—	724,928

Total	$4,377,038	$112,055,119	$55,000	$116,487,157

LVIP J.P. Morgan High Yield Fund–17

LVIP J.P. Morgan High Yield Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate
Debt

Balance as of 12/31/10	$54,469
Net change in unrealized appreciation/depreciation	531

Balance as of 6/30/11	$55,000

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$531

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the period May 3, 2010 through December 31, 2010 was as follows:

5/3/10*
to
12/31/10

Ordinary income	$1,531,252

*	Date of commencement of operations.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$111,572,414
Undistributed ordinary income	3,306,113
Realized losses 1/1/11–6/30/11	(22,414)
Capital loss carryforwards as of 12/31/10	(41,387)
Unrealized appreciation of investments	1,043,664

Net assets	$115,858,390

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and contingent payment debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $41,387 expires in 2018.

For the six months ended June 30, 2011, the Fund had capital losses of $22,414, which may increase the capital loss carryforwards.

LVIP J.P. Morgan High Yield Fund–18

LVIP J.P. Morgan High Yield Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	5/3/10*
	Ended	to
	6/30/11	12/31/10

Shares sold:
Standard Class	3,057,788	5,186,751
Service Class	2,894,032	334,213
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	147,658
Service Class	—	1,282

	5,951,820	5,669,904

Shares repurchased:
Standard Class	(247,610)	(242,818)
Service Class	(433,624)	(7,990)

	(681,234)	(250,808)

Net increase	5,270,586	5,419,096

*	Date of commencement of operations.

7.	Credit and Market Risk
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard and Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP J.P. Morgan High Yield Fund–19

LVIP MFS International Growth Fund

LVIP MFS International
Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP MFS International Growth Fund

Index

Disclosure of Fund Expenses	1
Security Type/Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	7
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10

LVIP MFS International Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The fund’s actual expenses shown in the table reflect fee waiver in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	6/30/11	1/1/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,049.40	0.99%	$5.03
Service Class Shares	1,000.00	1,048.10	1.24%	6.30

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.89	0.99%	$4.96
Service Class Shares	1,000.00	1,018.65	1.24%	6.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2011

Percentage
Security Type/Country	of Net Assets

Common Stock	98.22%

Australia	4.08%
Austria	1.13%
Brazil	4.80%
Canada	4.52%
China	0.33%
Denmark	0.86%
Finland	1.08%
France	15.50%
Germany	8.54%
Hong Kong	3.79%
India	1.05%
Indonesia	0.67%
Ireland	1.56%
Israel	3.09%
Italy	1.01%
Japan	8.13%
Netherlands	3.71%
Panama	0.71%
Peru	0.69%
Republic of Korea	0.74%
Russia	0.65%
South Africa	0.69%
Spain	2.31%
Sweden	0.61%
Switzerland	9.87%
Taiwan	1.49%
Thailand	0.52%
Turkey	0.71%
United Kingdom	14.30%
United States	1.08%

Right	0.00%

Short-Term Investment	0.93%

Total Value of Securities	99.15%

Receivables and Other Assets Net of Liabilities	0.85%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Airlines	0.71%
Auto Components	0.83%
Automobiles	1.03%
Beverages	4.03%
Capital Markets	2.21%
Chemicals	7.54%
Commercial Banks	9.13%
Construction & Engineering	1.37%
Distributors	1.13%
Diversified Financial Services	2.72%
Diversified Telecommunication Services	1.16%
Electrical Equipment	3.73%
Energy Equipment & Services	1.01%
Food & Staples Retailing	4.50%
Food Products	4.08%
Health Care Equipment & Supplies	3.13%
Health Care Providers & Services	2.14%
Household Products	3.27%
Internet Software & Services	0.72%
IT Services	2.60%
Machinery	2.03%
Marine	1.19%
Media	1.56%
Metals & Mining	4.91%
Multiline Retail	0.60%
Oil, Gas & Consumable Fuels	3.81%
Pharmaceuticals	5.41%
Professional Services	3.50%
Real Estate Management & Development	0.85%
Road & Rail	1.52%
Semiconductors & Semiconductor Equipment	4.03%
Software	4.49%
Specialty Retail	2.18%
Textiles, Apparel & Luxury Goods	4.41%
Wireless Telecommunication Services	0.69%

Total	98.22%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

LVMH Moet Hennessy Louis Vuitton	2.75%
BHP Billiton	2.39%
Danone	2.35%
Schneider Electric	2.06%
Reckitt Benckiser Group	1.91%
Linde	1.88%
Compass Group	1.80%
Nestle	1.73%
Standard Chartered	1.69%
Legrand	1.67%

Total	20.23%

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.22%Δ
	Australia–4.08%
	BHP Billiton	151,070	$7,139,040
	Iluka Resources	176,558	3,193,497
	Newcrest Mining	45,938	1,861,222

			12,193,759

	Austria–1.13%
	Erste Group Bank	64,446	3,375,008

			3,375,008

	Brazil–4.80%
	Banco Santander ADR	299,240	3,504,100
	BM&F Bovespa	312,000	2,062,810
	Brasil Brokers Participacoes	274,600	1,340,542
	Diagnosticos da America	145,100	1,966,087
	Fleury	86,500	1,264,610
	Lojas Renner	46,900	1,788,083
	LPS Brasil Consultoria de Imoveis	49,700	1,194,023
	Petroleo Brasileiro ADR	36,600	1,239,276

			14,359,531

	Canada–4.52%
	Canadian National Railway	56,950	4,550,306
	Magna International	45,830	2,476,653
	Suncor Energy	102,327	4,010,743
	Teck Resources Class B	49,174	2,499,491

			13,537,193

	China–0.33% ▪
	China Construction Bank	1,191,850	992,191

			992,191

	Denmark–0.86%
	Novo Nordisk Class B	20,527	2,571,559

			2,571,559

	Finland–1.08%
	Kone Class B	51,229	3,218,159

			3,218,159

	France–15.50%
	Air Liquide	24,260	3,475,302
	Cie Generale d’Optique Essilor International	37,120	3,011,664
	Danone	94,257	7,036,097
	Dassault Systemes	55,787	4,743,827
	Legrand	118,868	5,003,104
	LVMH Moet Hennessy Louis Vuitton	45,823	8,233,699
	Pernod-Ricard	41,189	4,062,027
	Publicis Groupe	83,486	4,660,206
	Schneider Electric	36,859	6,153,991

			46,379,917

	Germany–8.54%
	Bayer	53,190	4,271,745
	Deutsche Boerse	45,115	3,425,325
	Fresenius Medical Care	42,555	3,182,679
	Infineon Technologies	227,199	2,552,712
	Linde	32,098	5,631,090
	SAP	48,710	2,953,002
	Symrise	111,072	3,536,805

			25,553,358

	Hong Kong–3.79% ▪
	China Unicom Hong Kong	1,708,000	3,467,246
	CNOOC	907,000	2,136,317
	Dairy Farm International Holdings	287,100	2,354,220
	Li & Fung	1,688,000	3,373,766

			11,331,549

	India–1.05%
	HDFC Bank ADR	12,590	2,220,750
	Infosys ADR	13,990	912,568

			3,133,318

	Indonesia–0.67%
	Bank Rakyat Indonesia Persero	2,632,500	2,002,166

			2,002,166

	Ireland–1.56%
	Accenture Class A	77,290	4,669,862

			4,669,862

	Israel–3.09%
†	Check Point Software Technologies	56,490	3,211,457
†	NICE Systems ADR	68,990	2,508,476
	Teva Pharmaceutical Industries ADR	73,195	3,529,463

			9,249,396

	Italy–1.01%
	Saipem	58,670	3,029,530

			3,029,530

	Japan–8.13%
	Honda Motor	79,600	3,066,363
	Inpex	280	2,069,834
	JGC	150,000	4,109,057
	Lawson	38,400	2,014,252
	Nitto Denko	7,000	355,634
	Santen Pharmaceutical	63,700	2,582,072
	Shin-Etsu Chemical	93,300	5,000,425
	Unicharm	67,900	2,966,168
	Yahoo Japan	6,256	2,152,709

			24,316,514

	Netherlands–3.71%
	Akzo Nobel	72,138	4,557,420

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Netherlands (continued)

	ASML Holding	77,010	$2,846,290
	Heineken	61,672	3,711,593

			11,115,303

	Panama–0.71%
	Copa Holdings Class A	31,710	2,116,325

			2,116,325

	Peru–0.69%
	Creditcorp	24,070	2,072,427

			2,072,427

	Republic of Korea–0.74%
	Samsung Electronics	2,841	2,209,454

			2,209,454

	Russia–0.65%
	Gazprom ADR	132,950	1,940,798

			1,940,798

	South Africa–0.69%
	MTN Group	97,260	2,072,014

			2,072,014

	Spain–2.31%
†	Amadeus IT Holding	106,019	2,203,537
	Inditex	51,633	4,704,155

			6,907,692

	Sweden–0.61%
	Hennes & Mauritz Class B	53,060	1,829,380

			1,829,380

	Switzerland–9.87%
	Cie Financiere Richemont	37,574	2,462,192
	Credit Suisse Group	78,440	3,056,800
	Julius Baer Group	85,966	3,550,876
	Kuehne & Nagel International	23,440	3,560,910
	Nestle	82,966	5,162,545
	Roche Holding	19,328	3,235,716
	Schindler Holding	23,568	2,866,295
†	Sonova Holding	33,456	3,123,568
	Swatch Group	4,960	2,503,202

			29,522,104

	Taiwan–1.49%
	Taiwan Semiconductors Manufacturing ADR	353,550	4,458,266

			4,458,266

	Thailand–0.52%
	Siam Commercial Bank	429,000	1,550,855

			1,550,855

	Turkey–0.71%
	Akbank	457,670	2,117,064

			2,117,064

	United Kingdom–14.30%
	Aberdeen Asset Management	737,960	2,643,262
	Bellway	94,992	1,090,630
	Capita Group	218,981	2,514,995
	Compass Group	559,040	5,390,178
	Diageo	209,869	4,293,562
	Hays	1,150,432	1,901,975
	HSBC Holdings	443,635	4,398,385
	Intertek Group	85,852	2,720,727
	Michael Page International	387,498	3,328,633
	Reckitt Benckiser Group	103,619	5,722,913
	Standard Chartered	193,000	5,069,501
	Tesco	574,459	3,711,451

			42,786,212

	United States–1.08%
@#	Synthes 144A	18,334	3,225,022

			3,225,022

	Total Common Stock (Cost $259,066,723)		293,835,926

	RIGHT–0.00%
†	LPS Brasil Consultoria de Imoveis	600	0

	Total Right (Cost $0)		0

		Principal
		Amount
		(U.S. $)

	SHORT-TERM INVESTMENT–0.93%
≠	Discounted Commercial Paper–0.93%
	BNP Paribas Finance 0.03% 7/1/11	$2,774,000	2,774,000

	Total Short-Term Investment (Cost $2,774,000)		2,774,000

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.15% (Cost $261,840,723)	$296,609,926

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.85%	2,552,473

NET ASSETS APPLICABLE TO 22,805,330 SHARES OUTSTANDING–100.00%	$299,162,399

NET ASSET VALUE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($176,695,373 / 13,469,815 Shares)	$13.118

NET ASSET VALUE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($122,467,026 / 9,335,515 Shares)	$13.118

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$299,668,915
Undistributed net investment income	5,811,969
Accumulated net realized loss on investments	(41,146,385)
Net unrealized appreciation of investments and foreign currencies	34,827,900

Total net assets	$299,162,399

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

▪	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non income producing security.

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $3,225,022, which represented 1.08% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $3,225,022 which represented 1.08% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipts
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
IDR–Indonesia Rupiah
JPY–Japanese Yen
MNB–Mellon National Bank
THB–Thailand Baht
USD–United States Dollar
ZAR–South African Rand

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

1The following foreign currency exchange contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(1,004,510)	USD	1,053,088	7/1/11	$(24,057)
MNB	AUD	(367,625)	USD	392,878	7/5/11	(1,123)
MNB	BRL	(143,840)	USD	91,764	7/1/11	(366)
MNB	CAD	(10,190)	USD	10,569	7/5/11	5
MNB	CHF	(476,492)	USD	572,366	7/1/11	5,650
MNB	CHF	(15,997)	USD	19,034	7/5/11	9
MNB	EUR	205,129	USD	(294,381)	7/1/11	3,058
MNB	EUR	(203,552)	USD	295,231	7/5/11	114
MNB	GBP	673,016	USD	(1,076,072)	7/1/11	4,037
MNB	GBP	(196,289)	USD	315,045	7/5/11	41
MNB	HKD	(375,765)	USD	48,285	7/5/11	(4)
MNB	IDR	(146,299,552)	USD	17,074	7/1/11	18
MNB	JPY	23,079,812	USD	(285,323)	7/1/11	1,330
MNB	JPY	(14,734,797)	USD	183,041	7/5/11	30
MNB	THB	3,200,679	USD	(104,683)	7/5/11	(481)
MNB	ZAR	(42,134)	USD	6,104	7/1/11	(126)

						$(11,865)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,354,476
Foreign tax withheld	(455,482)

4,898,994

EXPENSES:
Management fees	1,414,847
Distribution expenses-Service Class	138,263
Custodian fees	103,189
Accounting and administration expenses	73,441
Reports and statements to shareholders	41,460
Professional fees	13,014
Trustees’ fees	4,513
Pricing fees	2,565
Other	9,490

1,800,782
Less expenses waived/reimbursed	(79,905)

Total operating expenses	1,720,877

NET INVESTMENT INCOME	3,178,117

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	4,526,389
Foreign currencies	(409,116)

Net realized gain	4,117,273
Net change in unrealized appreciation/depreciation of investments and foreign currencies	8,916,011

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	13,033,284

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,211,401

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,178,117	$2,409,453
Net realized gain on investments and foreign currencies	4,117,273	41,536,490
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	8,916,011	(9,341,643)

Net increase in net assets resulting from operations	16,211,401	34,604,300

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,470,040)
Service Class	—	(396,726)

	—	(1,866,766)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	19,867,294	63,518,833
Service Class	34,223,915	56,998,127
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,470,040
Service Class	—	396,726

	54,091,209	122,383,726

Cost of shares repurchased:
Standard Class	(71,314,101)	(88,731,673)
Service Class	(17,421,020)	(22,613,361)

	(88,735,121)	(111,345,034)

Increase (decrease) in net assets derived from capital share transactions	(34,643,912)	11,038,692

NET INCREASE (DECREASE) IN NET ASSETS	(18,432,511)	43,776,226
NET ASSETS:
Beginning of period	317,594,910	273,818,684

End of period (including undistributed net investment income of $5,811,969 and $3,042,968, respectively)	$299,162,399	$317,594,910

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10[3]	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$12.500	$11.135	$8.263	$18.071	$15.102	$12.190

Income (loss) from investment operations:
Net investment income[4]	0.131	0.102	0.086	0.170	0.224	0.059
Net realized and unrealized gain (loss) on investments and foreign currencies	0.487	1.351	2.875	(8.554)	2.875	2.862

Total from investment operations	0.618	1.453	2.961	(8.384)	3.099	2.921

Less dividends and distributions from:
Net investment income	—	(0.088)	(0.089)	(0.155)	(0.130)	(0.009)
Net realized gain	—	—	—	(1.269)	—	—

Total dividends and distributions	—	(0.088)	(0.089)	(1.424)	(0.130)	(0.009)

Net asset value, end of period	$13.118	$12.500	$11.135	$8.263	$18.071	$15.102

Total return[5]	4.94%	13.11%	35.85%	(48.94% )	20.55%	23.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,695	$217,264	$217,756	$171,362	$209,614	$137,535
Ratio of expenses to average net assets	0.99%	1.03%	1.04%	1.00% [6]	1.03%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.04%	1.05%	1.06%	1.05%	1.04%	1.12%
Ratio of net investment income to average net assets	2.08%	0.93%	0.90%	1.29%	1.35%	0.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.03%	0.91%	0.88%	1.24%	1.34%	0.44%
Portfolio turnover	40%	207%	118%	118%	108%	106%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.04%.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Service Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1]		Year Ended		to
	(Unaudited)	12/31/10[2]	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$12.516	$11.152	$8.277	$18.066	$15.782

Income (loss) from investment operations:
Net investment income[4]	0.115	0.075	0.061	0.137	0.130
Net realized and unrealized gain (loss) on investments and foreign currencies	0.487	1.350	2.879	(8.541)	2.260

Total from investment operations	0.602	1.425	2.940	(8.404)	2.390

Less dividends and distributions from:
Net investment income	—	(0.061)	(0.065)	(0.116)	(0.106)
Net realized gain	—	—	—	(1.269)	—

Total dividends and distributions	—	(0.061)	(0.065)	(1.385)	(0.106)

Net asset value, end of period	$13.118	$12.516	$11.152	$8.277	$18.066

Total return[5]	4.81%	12.82%	35.51%	(49.07% )	15.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,467	$100,331	$56,063	$24,426	$21,786
Ratio of expenses to average net assets	1.24%	1.28%	1.29%	1.25% [6]	1.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.29%	1.30%	1.31%	1.30%	1.29%
Ratio of net investment income to average net assets	1.83%	0.68%	0.65%	1.04%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.78%	0.66%	0.63%	0.99%	1.13%
Portfolio turnover	40%	207%	118%	118%	108% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.29%.

[7]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (formerly the LVIP Marsico International Growth Fund) (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2011.

LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 1.00% on the first $50 million of the average daily net assets of the Fund; 0.95% on the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% on average daily net assets in excess of $250 million. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.05% on the first $400 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Prior to May 1, 2011, LIAC contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 1.04% of average daily net assets of the Fund.

Massachusetts Financial Services Company (MFS) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.45% of the first $400 million of the Fund’s average daily net assets; 0.40% on the next $600 million; and 0.35% of the Fund’s average daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $15,981 and $1,392, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$204,080
Distribution fees payable to LFD	24,718

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. Investments
For the six months ended June 30, 2011, the Fund made purchases of $128,165,444 and sales of $158,929,612 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $264,310,658. At June 30, 2011, net unrealized appreciation was $32,299,268, of which $41,877,820 related to unrealized appreciation of investments and $9,578,552, related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$57,993,462	$235,842,464	$—	$293,835,926
Short-Term Investment	—	2,774,000	—	2,774,000

Total	$57,993,462	$238,616,464	$—	$296,609,926

Foreign Currency Exchange Contracts	$—	$(11,865)	$—	$(11,865)

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrant

Balance as of 12/31/10	$1,554,087
Sales	(1,504,484)
Net realized loss	(145,472)
Net change in unrealized appreciation/depreciation	95,869

Balance as of 6/30/11	$—

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$—

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$1,866,766

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$299,668,915
Undistributed ordinary income	5,813,849
Realized gains 1/1/11–6/30/11	5,459,444
Capital loss carryforwards as of 12/31/10	(44,135,894)
Unrealized appreciation of investments and foreign currencies	32,356,085

Net assets	$299,162,399

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(409,116)	$409,116

LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $19,711,979 expires in 2016 and $24,423,915 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $5,459,444, which may reduce capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	1,558,551	5,738,778
Service Class	2,697,251	5,068,713
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	125,698
Service Class	—	34,556

	4,255,802	10,967,745

Shares repurchased:
Standard Class	(5,469,856)	(8,039,623)
Service Class	(1,377,958)	(2,114,343)

	(6,847,814)	(10,153,966)

Net increase (decrease)	(2,592,012)	813,779

7. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)

9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund–14

LVIP MFS Value Fund

LVIP MFS Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP MFS Value Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP MFS Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,056.30	0.69%	$3.52
Service Class Shares	1,000.00	1,055.00	0.94%	4.79

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.37	0.69%	$3.46
Service Class Shares	1,000.00	1,020.13	0.94%	4.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.18%

Aerospace & Defense	8.79%
Auto Components	0.84%
Automobiles	0.26%
Beverages	2.63%
Capital Markets	6.21%
Chemicals	3.15%
Commercial Banks	2.80%
Communications Equipment	0.64%
Computers & Peripherals	0.54%
Construction & Engineering	0.17%
Diversified Financial Services	4.10%
Diversified Telecommunication Services	2.99%
Electric Utilities	0.34%
Energy Equipment & Services	0.59%
Food & Staples Retailing	0.64%
Food Products	3.86%
Health Care Equipment & Supplies	3.11%
Health Care Providers & Services	0.57%
Hotels, Restaurants & Leisure	0.76%
Household Durables	0.19%
Household Products	0.48%
Industrial Conglomerates	1.77%
Insurance	7.75%
IT Services	6.19%
Leisure Equipment & Products	0.64%
Life Sciences Tools & Services	0.54%
Machinery	2.74%
Media	3.85%
Multiline Retail	1.60%
Multi-Utilities	1.76%
Oil, Gas & Consumable Fuels	8.13%
Personal Products	0.22%
Pharmaceuticals	8.51%
Professional Services	0.54%
Road & Rail	0.58%
Semiconductors & Semiconductor Equipment	1.00%
Software	2.05%
Specialty Retail	0.83%
Tobacco	4.62%
Wireless Telecommunication Services	1.20%

Convertible Preferred Stock	0.13%

Short-Term Investments	1.49%

Total Value of Securities	99.80%

Receivables and Other Assets Net of Liabilities	0.20%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Lockheed Martin	3.55%
Philip Morris International	3.39%
AT&T	2.99%
Goldman Sachs Group	2.88%
Johnson & Johnson	2.76%
JPMorgan Chase	2.74%
Pfizer	2.51%
MetLife	2.44%
International Business Machines	2.37%
United Technologies	2.31%

Total	27.94%

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.18%
	Aerospace & Defense–8.79%
	Honeywell International	207,400	$12,358,966
†	Huntington Ingalls Industries	24,326	839,247
	Lockheed Martin	337,300	27,311,180
	Northrop Grumman	136,180	9,444,083
	United Technologies	200,770	17,770,153

			67,723,629

	Auto Components–0.84%
	Johnson Controls	155,820	6,491,461

			6,491,461

	Automobiles–0.26%
†	General Motors	64,750	1,965,810

			1,965,810

	Beverages–2.63%
	Diageo	573,361	11,729,989
	PepsiCo	120,940	8,517,804

			20,247,793

	Capital Markets–6.21%
	Bank of New York Mellon	587,860	15,060,973
	BlackRock	20,126	3,860,368
	Goldman Sachs Group	166,670	22,182,110
	State Street	148,130	6,679,182

			47,782,633

	Chemicals–3.15%
	Air Products & Chemicals	88,280	8,437,802
	PPG Industries	100,860	9,157,080
	Sherwin-Williams	79,200	6,642,504

			24,237,386

	Commercial Banks–2.80%
	PNC Financial Services Group	99,950	5,958,020
	SunTrust Banks	50,600	1,305,480
	Wells Fargo	509,720	14,302,743

			21,566,243

	Communications Equipment–0.64%
	Cisco Systems	315,220	4,920,584

			4,920,584

	Computers & Peripherals–0.54%
	Hewlett-Packard	113,950	4,147,780

			4,147,780

	Construction & Engineering–0.17%
	Fluor	20,500	1,325,530

			1,325,530

	Diversified Financial Services–4.10%
	Bank of America	953,250	10,447,620
	JPMorgan Chase	516,290	21,136,913

			31,584,533

	Diversified Telecommunication Services–2.99%
	AT&T	733,220	23,030,440

			23,030,440

	Electric Utilities–0.34%
	PPL	92,990	2,587,912

			2,587,912

	Energy Equipment & Services–0.59%
	Transocean	70,460	4,548,898

			4,548,898

	Food & Staples Retailing–0.64%
	CVS Caremark	131,637	4,946,918

			4,946,918

	Food Products–3.86%
	General Mills	300,410	11,181,260
	Kellogg	95,100	5,260,932
	Nestle	160,300	9,974,642
	Smucker (J.M.)	43,757	3,344,785

			29,761,619

	Health Care Equipment & Supplies–3.11%
	Becton, Dickinson	91,170	7,856,119
	Medtronic	270,460	10,420,824
	St. Jude Medical	118,600	5,654,848

			23,931,791

	Health Care Providers & Services–0.57%
	Quest Diagnostics	74,000	4,373,400

			4,373,400

	Hotels, Restaurants & Leisure–0.76%
	McDonald’s	69,250	5,839,160

			5,839,160

	Household Durables–0.19%
†	Pulte Group	194,900	1,492,934

			1,492,934

	Household Products–0.48%
	Procter & Gamble	57,655	3,665,128

			3,665,128

	Industrial Conglomerates–1.77%
	3M	106,610	10,111,959
	Tyco International	71,870	3,552,534

			13,664,493

	Insurance–7.75%
	ACE	95,600	6,292,392
	Aon	158,240	8,117,712
	Chubb	87,540	5,480,879
	MetLife	427,950	18,774,167

LVIP MFS Value Fund–3

LVIP MFS Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Insurance (continued)

	Prudential Financial	185,600	$11,802,304
	Travelers	158,400	9,247,392

			59,714,846

	IT Services–6.19%
	Accenture Class A	274,540	16,587,707
	International Business Machines	106,540	18,276,936
	MasterCard Class A	26,820	8,081,939
	Western Union	234,950	4,706,049

			47,652,631

	Leisure Equipment & Products–0.64%
	Hasbro	112,830	4,956,622

			4,956,622

	Life Sciences Tools & Services–0.54%
†	Thermo Fisher Scientific	64,360	4,144,140

			4,144,140

	Machinery–2.74%
	Danaher	154,280	8,175,297
	Eaton	101,400	5,217,030
	Stanley Black & Decker	106,842	7,697,966

			21,090,293

	Media–3.85%
	Comcast Special Class A	130,100	3,152,323
	Disney (Walt)	275,840	10,768,794
	Omnicom Group	173,050	8,334,088
	Viacom Class B	145,660	7,428,660

			29,683,865

	Multiline Retail–1.60%
	Kohl’s	54,110	2,706,041
	Target	204,750	9,604,823

			12,310,864

	Multi-Utilities–1.76%
	Dominion Resources	39,438	1,903,672
	PG&E	178,420	7,498,993
	Public Service Enterprise Group	126,750	4,137,120

			13,539,785

	Oil, Gas & Consumable Fuels–8.13%
	Apache	94,790	11,696,138
	Chevron	168,890	17,368,648
	EOG Resources	58,020	6,065,991
	Exxon Mobil	154,970	12,611,459
	Hess	65,670	4,909,489
	Occidental Petroleum	95,510	9,936,860

			62,588,585

	Personal Products–0.22%
	Avon Products	60,960	1,706,880

			1,706,880

	Pharmaceuticals–8.51%
	Abbott Laboratories	291,880	15,358,726
	GlaxoSmithKline	154,074	3,302,358
	Johnson & Johnson	319,340	21,242,496
	Merck	66,260	2,338,315
	Pfizer	936,475	19,291,385
	Roche Holding	23,942	4,008,150

			65,541,430

	Professional Services–0.54%
	Dun & Bradstreet	55,170	4,167,542

			4,167,542

	Road & Rail–0.58%
	Canadian National Railway	55,540	4,437,646

			4,437,646

	Semiconductors & Semiconductor Equipment–1.00%
	Intel	347,490	7,700,378

			7,700,378

	Software–2.05%
	Oracle	479,040	15,765,206

			15,765,206

	Specialty Retail–0.83%
	Advance Auto Parts	69,790	4,082,017
	Staples	146,590	2,316,122

			6,398,139

	Tobacco–4.62%
	Altria Group	191,250	5,050,913
	Philip Morris International	390,610	26,081,029
	Reynolds American	119,830	4,439,702

			35,571,644

	Wireless Telecommunication Services–1.20%
	Vodafone Group	3,472,268	9,206,926

			9,206,926

	Total Common Stock (Cost $636,008,370)		756,013,497

	CONVERTIBLE PREFERRED STOCK–0.13%
	PPL 9.50% exercise price $28.80, expiration date 7/01/13	18,140	1,015,840

	Total Convertible Preferred Stock (Cost $907,000)		1,015,840

LVIP MFS Value Fund–4

LVIP MFS Value Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	SHORT-TERM INVESTMENTS–1.49%
≠	Discounted Commercial Paper–1.49%
	BNP Paribas Finance 0.03% 7/1/11	$11,456,000	$11,456,000

			11,456,000

		Number of	Value
		Shares	(U.S. $)

	Money Market Mutual Fund–0.00%
	Dreyfus Treasury & Agency Cash Management Fund	404	$404

			404

	Total Short-Term Investments (Cost $11,456,404)		11,456,404

TOTAL VALUE OF SECURITIES–99.80% (Cost $648,371,774)	768,485,741

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,553,873

NET ASSETS APPLICABLE TO 32,000,938 SHARES OUTSTANDING–100.00%	$770,039,614

NET ASSET VALUE–LVIP MFS VALUE FUND STANDARD CLASS ($259,469,700 / 10,776,118 Shares)	$24.078

NET ASSET VALUE–LVIP MFS VALUE FUND SERVICE CLASS ($510,569,914 / 21,224,820 Shares)	$24.055

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$725,019,887
Undistributed net investment income	7,755,780
Accumulated net realized loss on investments	(82,867,029)
Net unrealized appreciation of investments and foreign currencies	120,130,976

Total net assets	$770,039,614

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$8,686,265
Interest	4,408
Foreign tax withheld	(76,288)

8,614,385

EXPENSES:
Management fees	2,284,101
Distribution expenses-Service Class	581,607
Accounting and administration expenses	166,825
Reports and statements to shareholders	39,568
Professional fees	14,132
Trustees’ fees	9,963
Custodian fees	9,962
Pricing fees	459
Other	9,704

3,116,321
Less expenses waived/reimbursed	(14,397)

Total operating expenses	3,101,924

NET INVESTMENT INCOME	5,512,461

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	4,966,843
Foreign currencies	11,726

Net realized gain	4,978,569
Net change in unrealized appreciation/depreciation of investments and foreign currencies	27,719,472

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	32,698,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,210,502

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,512,461	$9,093,254
Net realized gain (loss) on investments and foreign currencies	4,978,569	(6,706,632)
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	27,719,472	64,625,391

Net increase in net assets resulting from operations	38,210,502	67,012,013

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,044,264)
Service Class	—	(3,838,068)

	—	(6,882,332)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,041,875	49,322,542
Service Class	101,533,674	166,099,926
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,044,264
Service Class	—	3,838,068

	128,575,549	222,304,800

Cost of shares repurchased:
Standard Class	(45,693,420)	(109,735,973)
Service Class	(34,014,356)	(23,908,100)

	(79,707,776)	(133,644,073)

Increase in net assets derived from capital share transactions	48,867,773	88,660,727

NET INCREASE IN NET ASSETS	87,078,275	148,790,408
NET ASSETS:
Beginning of period	682,961,339	534,170,931

End of period (including undistributed net investment income of $7,755,780 and $2,231,593, respectively)	$770,039,614	$682,961,339

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–6

LVIP MFS Value Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06[3]

Net asset value, beginning of period	$22.794	$20.676	$17.318	$26.422	$24.786	$22.837

Income (loss) from investment operations:
Net investment income[4]	0.199	0.359	0.377	0.426	0.404	0.361
Net realized and unrealized gain (loss) on investments and foreign currencies	1.085	2.028	3.248	(8.858)	1.496	3.794

Total from investment operations	1.284	2.387	3.625	(8.432)	1.900	4.155

Less dividends and distributions from:
Net investment income	—	(0.269)	(0.267)	(0.236)	(0.264)	(0.286)
Net realized gain on investments	—	—	—	(0.436)	—	(1.920)

Total dividends and distributions	—	(0.269)	(0.267)	(0.672)	(0.264)	(2.206)

Net asset value, end of period	$24.078	$22.794	$20.676	$17.318	$26.422	$24.786

Total return[5]	5.63%	11.59%	20.96%	(32.29% )	7.69%	19.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$259,470	$263,413	$297,396	$284,601	$301,096	$109,129
Ratio of expenses to average net assets	0.69%	0.71%	0.73%	0.74%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses
waived/reimbursed and expense paid indirectly	0.70%	0.71%	0.73%	0.74%	0.78%	0.82%
Ratio of net investment income to average net assets	1.68%	1.71%	2.09%	1.94%	1.53%	1.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.67%	1.71%	2.09%	1.94%	1.53%	1.54%
Portfolio turnover	10%	32%	35%	35%	22%	164%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing November 15, 2006, Massachusetts Financial Services Company replaced Credit Suisse Asset Management, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–7

LVIP MFS Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months
	Ended				4/30/07[2]
	6/30/11[1]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$22.801	$20.684	$17.327	$26.416	$26.308

Income (loss) from investment operations:
Net investment income[3]	0.169	0.307	0.331	0.375	0.240
Net realized and unrealized gain (loss) on investments and foreign currencies	1.085	2.026	3.245	(8.848)	0.096

Total from investment operations	1.254	2.333	3.576	(8.473)	0.336

Less dividends and distributions from:
Net investment income	—	(0.216)	(0.219)	(0.180)	(0.228)
Net realized gain on investments	—	—	—	(0.436)	—

Total dividends and distributions	—	(0.216)	(0.219)	(0.616)	(0.228)

Net asset value, end of period	$24.055	$22.801	$20.684	$17.327	$26.416

Total return[4]	5.50%	11.31%	20.67%	(32.46% )	1.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$510,570	$419,548	$236,775	$84,111	$12,405
Ratio of expenses to average net assets	0.94%	0.96%	0.98%	0.99%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.95%	0.96%	0.98%	0.99%	1.02%
Ratio of net investment income to average net assets	1.43%	1.46%	1.84%	1.69%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.42%	1.46%	1.84%	1.69%	1.33%
Portfolio turnover	10%	32%	35%	35%	22% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP MFS Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $14,807 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP MFS Value Fund–9

LVIP MFS Value Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% of the next $50 million; and 0.60% of the Fund’s average daily net assets in excess of $200 million. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.00% of the first $500 million of average daily net assets of the Fund; 0.0125% on the next $1 billion; and 0.0375% in excess of $1.5 billion. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Prior to May 1, 2011, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.80% of average daily net assets of the Fund.

Massachusetts Financial Services Company (MFS) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.375% of the first $250 million of the Fund’s average daily net assets; 0.350% of the next $250 million; 0.300% of the next $1 billion; and 0.250% of the Fund’s average daily net assets in excess of $1.5 billion.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011 fees for administrative and legal services amounted to $36,312 and $3,048, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$383,768
Distribution fees payable to LFD	101,291

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $125,385,489 and sales of $73,592,118 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $678,351,012. At June 30, 2011, net unrealized appreciation was $90,134,729, of which $134,174,965 related to unrealized appreciation of investments and $44,040,236 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP MFS Value Fund–10

LVIP MFS Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$717,791,433	$38,222,064	$756,013,497
Convertible Preferred Stock	—	1,015,840	1,015,840
Short-Term Investments	404	11,456,000	11,456,404

Total	$717,791,837	$50,693,904	$768,485,741

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$6,882,332

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$725,019,887
Undistributed ordinary income	7,755,780
Realized gains 1/1/11–6/30/11	2,808,903
Capital loss carryforwards as of 12/31/10	(55,696,694)
Unrealized appreciation of investments and foreign currencies	90,151,738

Net assets	$770,039,614

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$11,726	$(11,726)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $14,068,676 expires in 2016 and $41,628,018 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $2,808,903 which may reduce the capital loss carryforwards.

LVIP MFS Value Fund–11

LVIP MFS Value Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	1,128,710	2,333,184
Service Class	4,249,367	7,905,296
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	138,093
Service Class	—	174,022

	5,378,077	10,550,595

Shares repurchased:
Standard Class	(1,908,775)	(5,298,770)
Service Class	(1,425,244)	(1,126,100)

	(3,334,019)	(6,424,870)

Net increase	2,044,058	4,125,725

7.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund–12

LVIP Mid-Cap Value Fund

LVIP Mid-Cap Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Mid-Cap Value Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Mid-Cap Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waiver in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,042.10	1.04%	$5.27
Service Class Shares	1,000.00	1,040.90	1.29%	6.53

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.58%

Aerospace & Defense	3.60%
Airlines	0.68%
Beverages	1.56%
Capital Markets	2.44%
Chemicals	5.72%
Commercial Banks	3.79%
Construction & Engineering	1.03%
Containers & Packaging	3.18%
Diversified Consumer Services	0.64%
Diversified Financial Services	2.40%
Electric Utilities	5.32%
Electrical Equipment	4.11%
Electronic Equipment, Instruments & Components	3.04%
Energy Equipment & Services	1.62%
Food Products	4.48%
Gas Utilities	1.15%
Health Care Providers & Services	5.91%
Household Durables	2.45%
Insurance	9.39%
Leisure Equipment & Products	1.35%
Machinery	6.36%
Media	1.98%
Metals & Mining	0.56%
Multi-Utilities	1.18%
Oil, Gas & Consumable Fuels	5.16%
Paper & Forest Products	1.12%
Pharmaceuticals	2.88%
Real Estate Investment Trusts	2.86%
Real Estate Management & Development	3.66%
Road & Rail	0.82%
Semiconductors & Semiconductor Equipment	3.02%
Software	0.92%
Specialty Retail	2.64%
Thrift & Mortgage Finance	1.56%

Short-Term Investment	1.98%

Total Value of Securities	100.56%

Liabilities Net of Receivables and Other Assets	(0.56%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Arrow Electronics	2.64%
CIGNA	2.63%
PHH	2.40%
Reinsurance Group of America	2.34%
NV Energy	2.09%
Northeast Utilities	2.00%
Unum Group	2.00%
Virgin Media	1.98%
Thomas & Betts	1.87%
AmerisourceBergen	1.83%

Total	21.78%

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund
Statement of Net Assets
 June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.58%
	Aerospace & Defense–3.60%
†	Esterline Technologies	14,000	$1,069,600
†	Teledyne Technologies	23,700	1,193,532
	Textron	54,900	1,296,189

			3,559,321

	Airlines–0.68%
†	Delta Air Lines	73,150	670,786

			670,786

	Beverages–1.56%
	Molson Coors Brewing Class B	34,600	1,548,004

			1,548,004

	Capital Markets–2.44%
†	Affiliated Managers Group	8,300	842,035
	Invesco	37,400	875,160
†	LPL Investment Holdings	6,900	236,049
	Solar Capital	18,542	457,802
†=*	Solar Cayman Escrow	26,800	2,680

			2,413,726

	Chemicals–5.72%
	CF Industries Holdings	10,000	1,416,700
	FMC	19,500	1,677,390
	Incitec Pivot	210,799	877,839
	Methanex	53,800	1,688,244

			5,660,173

	Commercial Banks–3.79%
	Comerica	36,300	1,254,891
	First Midwest Bancorp	35,500	436,295
	Huntington Bancshares	97,372	638,760
†	Popular	384,600	1,061,496
	Umpqua Holdings	31,200	360,984

			3,752,426

	Construction & Engineering–1.03%
†	URS	22,800	1,020,072

			1,020,072

	Containers & Packaging–3.18%
	Greif Class A	18,100	1,177,043
†	Owens-Illinois	48,400	1,249,204
	Rexam	117,330	721,311

			3,147,558

	Diversified Consumer Services–0.64%
	DeVry	10,700	632,691

			632,691

	Diversified Financial Services–2.40%
†	PHH	115,500	2,370,060

			2,370,060

	Electric Utilities–5.32%
	Northeast Utilities	56,300	1,980,071
	NV Energy	134,900	2,070,715
	Westar Energy	45,100	1,213,641

			5,264,427

	Electrical Equipment–4.11%
	AMETEK	15,650	702,685
	Hubbell Class B	23,300	1,513,335
†	Thomas & Betts	34,400	1,852,440

			4,068,460

	Electronic Equipment, Instruments & Components–3.04%
†	Arrow Electronics	62,800	2,606,200
†	Flextronics International	62,200	399,324

			3,005,524

	Energy Equipment & Services–1.62%
	ENSCO ADR	14,100	751,530
	Tidewater	15,800	850,198

			1,601,728

	Food Products–4.48%
	Bunge	6,100	420,595
	China Agri-Industries Holdings	675,000	717,192
	Cosan Class A	51,300	630,477
	Maple Leaf Foods	75,000	924,668
	Sanderson Farms	11,700	559,026
	Tyson Food Class A	60,800	1,180,736

			4,432,694

	Gas Utilities–1.15%
	UGI	35,600	1,135,284

			1,135,284

	Health Care Providers & Services–5.91%
	AmerisourceBergen	43,800	1,813,320
†	Brookdale Senior Living	51,800	1,256,150
	CIGNA	50,500	2,597,215
†	Vanguard Health Systems	10,400	178,568

			5,845,253

	Household Durables–2.45%
	MDC Holdings	46,200	1,138,368
†	Toll Brothers	61,900	1,283,806

			2,422,174

	Insurance–9.39%
	Everest Re Group	17,800	1,455,150
	Fidelity National Financial Class A	64,300	1,012,082
	Platinum Underwriters Holdings	26,490	880,528
	Principal Financial Group	43,100	1,311,102
	Reinsurance Group of America	38,031	2,314,566

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Insurance (continued)

	StanCorp Financial Group	8,000	$337,520
	Unum Group	77,600	1,977,247

			9,288,195

	Leisure Equipment & Products–1.35%
	Mattel	48,500	1,333,265

			1,333,265

	Machinery–6.36%
†	AGCO	18,400	908,224
	Barnes Group	70,000	1,736,700
	Dover	16,800	1,139,040
	Pentair	44,400	1,791,984
†	Terex	25,100	714,095

			6,290,043

	Media–1.98%
	Virgin Media	65,300	1,954,429

			1,954,429

	Metals & Mining–0.56%
	Steel Dynamics	33,900	550,875

			550,875

	Multi-Utilities–1.18%
	Wisconsin Energy	37,100	1,163,085

			1,163,085

	Oil, Gas & Consumable Fuels–5.16%
	Cabot Oil & Gas	7,200	477,432
†	Cobalt International Energy	52,100	710,123
	Consol Energy	13,600	659,328
	Japan Petroleum Exploration	20,900	981,073
†	Lone Pine Resources	47,200	501,264
†	Newfield Exploration	18,800	1,278,776
	Overseas Shipholding Group	18,500	498,390

			5,106,386

	Paper & Forest Products–1.12%
†	Louisiana-Pacific	113,800	926,332
†	Sino-Forest	53,300	176,856

			1,103,188

	Pharmaceuticals–2.88%
	Almirall	110,688	1,184,448
†	Impax Laboratories	56,100	1,222,419
	UCB	9,847	442,445

			2,849,312

	Real Estate Investment Trusts–2.86%
	American Assets Trust	23,800	534,310
	Duke Realty	76,800	1,075,968
	Plum Creek Timber	30,100	1,220,254

			2,830,532

	Real Estate Management & Development–3.66%
	BR Properties	155,400	1,752,219
†	Forest City Enterprises Class A	47,800	892,426
	Iguatemi Empresa de Shopping Centers	14,700	360,602
	Multiplan Empreendimentos Imobiliarios	27,900	611,659

			3,616,906

	Road & Rail–0.82%
†	Swift Transportation	59,700	808,935

			808,935

	Semiconductors & Semiconductor Equipment–3.02%
	Avago Technologies	42,100	1,599,800
†	Microsemi	67,600	1,385,800

			2,985,600

	Software–0.92%
†	BMC Software	16,700	913,490

			913,490

	Specialty Retail–2.64%
†	ANN	36,900	963,090
	Ross Stores	20,600	1,650,472

			2,613,562

	Thrift & Mortgage Finance–1.56%
	BankUnited	38,600	1,024,444
†	Beneficial Mutual Bancorp	62,700	515,081

			1,539,525

	Total Common Stock (Cost $77,784,960)		97,497,689

	SHORT-TERM INVESTMENT–1.98%
	Money Market Mutual Fund–1.98%
	Dreyfus Treasury & Agency Cash Management Fund	1,954,821	1,954,821

	Total Short-Term Investment (Cost $1,954,821)		1,954,821

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.56% (Cost $79,739,781)	$99,452,510

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.56%)	(553,037)

NET ASSETS APPLICABLE TO 6,697,530 SHARES OUTSTANDING–100.00%	$98,899,473

NET ASSET VALUE–LVIP MID-CAP VALUE FUND STANDARD CLASS ($51,758,567 / 3,503,604 Shares)	$14.773

NET ASSET VALUE–LVIP MID-CAP VALUE FUND SERVICE CLASS ($47,140,906 / 3,193,926 Shares)	$14.760

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$124,420,934
Undistributed net investment income	135,158
Accumulated net realized loss on investments	(45,369,304)
Net unrealized appreciation of investments and foreign currencies	19,712,685

Total net assets	$98,899,473

†	Non income producing security.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $2,680, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

*	Common Stock Unit

Summary of Abbreviations:
ADR–American Depositary Receipts
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
MNB–Mellon National Bank
USD–United States Dollar

1 The following foreign currency exchange contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	5,151	USD	(5,385)	7/1/11	$139
MNB	BRL	15,666	USD	(10,042)	7/1/11	(7)
MNB	CAD	2,381	USD	(2,452)	7/5/11	16
MNB	CAD	5,931	USD	(6,154)	7/6/11	(5)
MNB	EUR	10,178	USD	(14,694)	7/1/11	64
MNB	EUR	5,676	USD	(8,238)	7/5/11	(9)
MNB	GBP	1,381	USD	(2,219)	7/1/11	(2)
MNB	GBP	2,933	USD	(4,714)	7/5/11	(7)
MNB	HKD	16,674	USD	(2,143)	7/5/11	0

						$189

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

 See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$635,180
Interest	64
Foreign tax withheld	(13,251)

621,993

EXPENSES:
Management fees	458,298
Distribution expenses-Service Class	56,272
Accounting and administration fees	22,851
Custodian fees	16,351
Reports and statements to shareholders	14,168
Professional fees	10,925
Trustees’ fees	1,421
Pricing fees	904
Other	2,637

583,827
Less expenses waived/reimbursed	(10,875)

Total operating expenses	572,952

NET INVESTMENT INCOME	49,041

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	6,607,462
Foreign currencies	1,142

Net realized gain	6,608,604
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(2,607,563)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,001,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,050,082

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$49,041	$248,157
Net realized gain on investments and foreign currencies	6,608,604	6,316,374
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	(2,607,563)	12,236,882

Net increase in net assets resulting from operations	4,050,082	18,801,413

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(123,831)
Service Class	—	(3,009)

	—	(126,840)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,520,514	9,845,652
Service Class	12,744,790	21,263,104
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	123,831
Service Class	—	3,009

	16,265,304	31,235,596

Cost of shares repurchased:
Standard Class	(9,235,563)	(12,252,219)
Service Class	(11,353,758)	(10,467,344)

	(20,589,321)	(22,719,563)

Increase (decrease) in net assets derived from capital share transactions	(4,324,017)	8,516,033

NET INCREASE (DECREASE) IN NET ASSETS	(273,935)	27,190,606
NET ASSETS:
Beginning of period	99,173,408	71,982,802

End of period (including undistributed net investment income of $135,158 and $84,975, respectively)	$98,899,473	$99,173,408

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–6

LVIP Mid-Cap Value Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$14.176	$11.468	$8.089	$14.658	$14.473	$13.797

Income (loss) from investment operations:
Net investment income[3]	0.016	0.049	0.058	0.069	0.066	0.071
Net realized and unrealized gain (loss) on investments and foreign currencies	0.581	2.691	3.371	(5.772)	0.170	2.223

Total from investment operations	0.597	2.740	3.429	(5.703)	0.236	2.294

Less dividends and distributions from:
Net investment income	—	(0.032)	(0.050)	(0.037)	(0.051)	—
Net realized gain on investments	—	—	—	(0.829)	—	(1.618)

Total dividends and distributions	—	(0.032)	(0.050)	(0.866)	(0.051)	(1.618)

Net asset value, end of period	$14.773	$14.176	$11.468	$8.089	$14.658	$14.473

Total return[4]	4.21%	23.90%	42.44%	(40.71% )	1.63%	17.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,758	$55,143	$46,759	$82,094	$92,072	$62,172
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	0.99%	1.03%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.06%	1.08%	1.10%	0.99%	1.03%	1.10%
Ratio of net investment income to average net assets	0.21%	0.40%	0.65%	0.62%	0.41%	0.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.19%	0.36%	0.59%	0.62%	0.41%	0.52%
Portfolio turnover	30%	48%	61%	70%	71%	52%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Mid-Cap Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–7

LVIP Mid-Cap Value Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Service Class
	Six Months
	Ended				4/30/07[2]
	6/30/11[1]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$14.180	$11.475	$8.096	$14.656	$16.086

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.003)	0.018	0.034	0.041	0.024
Net realized and unrealized gain (loss) on investments and foreign currencies	0.583	2.688	3.372	(5.763)	(1.425)

Total from investment operations	0.580	2.706	3.406	(5.722)	(1.401)

Less dividends and distributions from:
Net investment income	—	(0.001)	(0.027)	(0.009)	(0.029)
Net realized gain on investments	—	—	—	(0.829)	—

Total dividends and distributions	—	(0.001)	(0.027)	(0.838)	(0.029)

Net asset value, end of period	$14.760	$14.180	$11.475	$8.096	$14.656

Total return[4]	4.09%	23.59%	42.09%	(40.85% )	(8.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,141	$44,030	$25,224	$14,199	$14,885
Ratio of expenses to average net assets	1.29%	1.29%	1.29%	1.24%	1.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.31%	1.33%	1.35%	1.24%	1.27%
Ratio of net investment income (loss) to average net assets	(0.04% )	0.15%	0.40%	0.37%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses
waived/reimbursed and expense paid indirectly	(0.06% )	0.11%	0.34%	0.37%	0.21%
Portfolio turnover	30%	48%	61%	70%	71%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–8

LVIP Mid-Cap Value Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Mid-Cap Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $144 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Mid-Cap Value Fund–9

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.05% of the first $25 million of average daily net assets of the Fund. The agreements will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets of the Fund. The agreements will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.65% of the first $50 million; 0.55% on the next $50 million; and 0.45% of the Fund’s average daily net assets in excess of $100 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $4,959 and $488, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$70,764
Distribution fees payable to LFD	9,398

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $29,267,019 and sales of $33,473,412 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $83,531,064. At June 30, 2011, net unrealized appreciation was $15,921,446, of which $22,661,427 related to unrealized appreciation of investments and $6,739,981 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP Mid-Cap Value Fund–10

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$92,570,701	$4,924,308	$2,680	$97,497,689
Short-Term Investment	1,954,821	—	—	1,954,821

Total	$94,525,522	$4,924,308	$2,680	$99,452,510

Foreign Currency Exchange Contracts	$—	$189	$—	$189

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock

Balance as of 12/31/10	$11,792
Net change in unrealized appreciation/depreciation	(9,112)

Balance as of 6/30/11	$2,680

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$(9,112)

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$126,840

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$124,420,934
Undistributed ordinary income	135,173
Realized gains 1/1/11–6/30/11	5,212,678
Capital loss carryforwards as of 12/31/10	(46,790,699)
Unrealized appreciation of investments and foreign currencies	15,921,387

Net assets	$98,899,473

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$1,142	$(1,142)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $11,125,092 expires in 2016 and $35,665,607 expires in 2017.

LVIP Mid-Cap Value Fund–11

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For the six months ended June 30, 2011, the Fund had capital gains of $5,212,678, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	239,271	800,910
Service Class	862,966	1,752,651
Shares issued upon reinvestment of
dividends and distributions:
Standard Class	—	9,013
Service Class	—	219

	1,102,237	2,562,793

Shares repurchased:
Standard Class	(625,661)	(997,310)
Service Class	(773,999)	(846,102)

	(1,399,660)	(1,843,412)

Net decrease	(297,423)	(719,381)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

LVIP Mid-Cap Value Fund–12

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mid-Cap Value Fund–13

LVIP Mondrian International Value Fund

LVIP Mondrian International
Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Mondrian International Value Fund

Index

Disclosure of Fund Expenses	1
Security Type/Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Mondrian International Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,082.00	0.85%	$4.39
Service Class Shares	1,000.00	1,080.60	1.10%	5.67

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.58	0.85%	$4.26
Service Class Shares	1,000.00	1,019.34	1.10%	5.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Security Type/Country and Sector Allocations and
Top 10 Equity Holdings
As of June 30, 2011

Percentage
Security Type/Country	of Net Assets

Common Stock	98.22%

Australia	7.52%
Belgium	0.00%
France	14.62%
Germany	4.67%
Israel	1.20%
Italy	4.95%
Japan	19.70%
Netherlands	5.67%
New Zealand	0.29%
Singapore	4.53%
Spain	6.56%
Switzerland	5.54%
Taiwan	1.61%
United Kingdom	21.36%

Short-Term Investment	0.42%

Total Value of Securities	98.64%

Receivables and Other Assets Net of Liabilities	1.36%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Automobiles	1.72%
Beverages	0.06%
Building Products	1.50%
Chemicals	0.43%
Commercial Banks	5.74%
Construction & Engineering	1.54%
Containers & Packaging	1.68%
Diversified Financial Services	1.71%
Diversified Telecommunication Services	12.11%
Electric Utilities	2.86%
Electronic Equipment, Instruments & Components	0.37%
Food & Staples Retailing	7.94%
Food Products	5.67%
Industrial Conglomerates	1.29%
Insurance	7.36%
Media	1.66%
Multi-Utilities	2.23%
Office Electronics	2.91%
Oil, Gas & Consumable Fuels	12.42%
Personal Products	2.66%
Pharmaceuticals	18.12%
Professional Services	1.25%
Semiconductors & Semiconductor Equipment	1.61%
Software	0.31%
Wireless Telecommunication Services	3.07%

Total	98.22%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

GlaxoSmithKline	3.17%
Novartis	3.15%
Sanofi	3.14%
Seven & I Holdings	3.02%
Unilever	2.93%
Total	2.92%
Canon	2.91%
Iberdrola	2.86%
Royal Dutch Shell Class A	2.82%
Telefonica	2.79%

Total	29.71%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.22%Δ
	Australia–7.52%
	Amcor	1,462,689	$11,333,240
	AMP	1,403,866	7,382,112
	QBE Insurance Group	672,402	12,478,636
	Telstra	5,149,266	15,999,272
†	Treasury Wine Estates	116,107	423,363
	Wesfarmers	87,174	2,987,334

			50,603,957

	Belgium–0.00%
*†	Ageas VVPR Strip	340,580	494

			494

	France–14.62%
	Carrefour	357,026	14,676,165
	Cie de Saint-Gobain	155,292	10,065,028
	France Telecom	797,796	16,962,763
*†	GDF Suez VVPR Strip	60,186	87
	Sanofi	262,826	21,140,439
	Societe Generale	93,250	5,522,449
	Total	339,290	19,614,185
	Vinci	161,631	10,372,359

			98,353,475

	Germany–4.67%
	Deutsche Telekom	1,051,174	16,401,540
	RWE	270,603	15,032,860

			31,434,400

	Israel–1.20%
	Teva Pharmaceutical Industries ADR	167,300	8,067,206

			8,067,206

	Italy–4.95%
	ENI	705,434	16,716,902
	Intesa Sanpaolo	6,218,649	16,557,743

			33,274,645

	Japan–19.70%
	Astellas Pharma	455,300	17,663,946
	Canon	411,100	19,552,089
	HOYA	112,600	2,492,490
	Kao	681,000	17,904,120
	KDDI	849	6,107,743
	Seven & I Holdings	754,600	20,291,674
	Shin-Etsu Chemical	53,700	2,878,057
	Takeda Pharmaceutical	399,200	18,447,503
	Tokio Marine Holdings	483,300	13,528,010
	Toyota Motor	281,500	11,590,502
	Trend Micro	66,100	2,053,294

			132,509,428

	Netherlands–5.67%
†	ING Groep CVA	931,414	11,477,498
	Koninklijke Ahold	1,151,020	15,474,717
	Reed Elsevier	831,246	11,165,973

			38,118,188

	New Zealand–0.29%
	Telecom New Zealand	972,799	1,982,924

			1,982,924

	Singapore–4.53%
	Jardine Matheson Holdings	151,600	8,705,659
	Singapore Telecommunications	4,401,000	11,343,738
	United Overseas Bank	648,857	10,417,497

			30,466,894

	Spain–6.56%
	Banco Santander	531,803	6,126,024
	Iberdrola	2,160,584	19,220,953
	Telefonica	768,716	18,773,630

			44,120,607

	Switzerland–5.54%
	Novartis	345,257	21,158,549
	Zurich Financial Services	63,642	16,102,994

			37,261,543

	Taiwan–1.61%
	Taiwan Semiconductor Manufacturing ADR	856,316	10,798,145

			10,798,145

	United Kingdom–21.36%
	BG Group	551,802	12,528,779
	BP	2,136,918	15,733,617
	Compass Group	1,456,634	14,044,643
	Experian	658,997	8,393,984
	GlaxoSmithKline	995,326	21,333,400
	Royal Dutch Shell Class A	534,467	18,976,921
	Tesco	2,854,256	18,440,711
	Unilever	611,407	19,727,062
	Vodafone Group	5,472,221	14,509,920

			143,689,037

	Total Common Stock (Cost $517,637,460)		660,680,943

	SHORT-TERM INVESTMENT–0.42%
	Money Market Mutual Fund–0.42%
	Dreyfus Treasury & Agency Cash Management Fund	2,854,788	2,854,788

	Total Short-Term Investment (Cost $2,854,788)		2,854,788

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.64% (Cost $520,492,248)	$663,535,731

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.36%	9,154,062

NET ASSETS APPLICABLE TO 40,263,829 SHARES OUTSTANDING–100.00%	$672,689,793

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($529,287,647 / 31,669,528 Shares)	$16.713

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($143,402,146 / 8,594,301 Shares)	$16.686

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$602,132,058
Undistributed net investment income	13,915,479
Accumulated net realized loss on investments	(86,432,980)
Net unrealized appreciation of investments and foreign currencies	143,075,236

Total net assets	$672,689,793

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
CHF–Swiss Franc
CVA–Dutch Certificate
GBP–British Pounds Sterling
MNB–Mellon National Bank
NZD–New Zealand Dollar
USD–United States Dollar
VVPR Strip–Dividend Coupon

[1]	The following foreign currency exchange contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

				Unrealized
				Appreciation
Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

MNB	AUD (23,748)	USD 24,821	7/1/11	$(644)
MNB	AUD (28,191)	USD 30,243	7/5/11	30
MNB	AUD (27,117,000)	USD 28,828,083	7/29/11	(143,350)
MNB	CHF (9,231,500)	USD 10,964,558	9/30/11	(21,805)
MNB	GBP (76,332)	USD 122,421	7/1/11	(82)
MNB	GBP (385,549)	USD 617,379	7/5/11	(1,349)
MNB	NZD (110,221)	USD 91,131	7/5/11	(167)

				$(167,367)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$17,603,382
Foreign tax withheld	(1,303,291)

16,300,091

EXPENSES:
Management fees	2,342,706
Distribution expenses-Service Class	175,342
Accounting and administration expenses	145,249
Custodian fees	97,189
Reports and statements to shareholders	64,857
Professional fees	14,082
Trustees’ fees	8,829
Pricing fees	1,900
Other	11,376

Total operating expenses	2,861,530

NET INVESTMENT INCOME	13,438,561

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	13,673,362
Foreign currencies	(1,295,934)

Net realized gain	12,377,428
Net change in unrealized appreciation/depreciation of investments and foreign currencies	22,941,883

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	35,319,311

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,757,872

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,438,561	$18,655,475
Net realized gain (loss) on investments and foreign currencies	12,377,428	(6,944,998)
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	22,941,883	(708,703)

Net increase in net assets resulting from operations	48,757,872	11,001,774

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(15,248,194)
Service Class	—	(4,049,149)

	—	(19,297,343)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	57,154,748	54,405,208
Service Class	13,889,733	26,244,696
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	15,248,194
Service Class	—	4,049,149

	71,044,481	99,947,247

Cost of shares repurchased:
Standard Class	(33,117,351)	(167,092,206)
Service Class	(16,380,946)	(28,659,812)

	(49,498,297)	(195,752,018)

Increase (decrease) in net assets derived from capital share transactions	21,546,184	(95,804,771)

NET INCREASE (DECREASE) IN NET ASSETS	70,304,056	(104,100,340)
NET ASSETS:
Beginning of period	602,385,737	706,486,077

End of period (including undistributed net investment income of $13,915,479 and $1,772,852, respectively)	$672,689,793	$602,385,737

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$15.447	$15.593	$13.343	$24.163	$22.703	$17.966

Income (loss) from investment operations:
Net investment income[2]	0.348	0.446	0.438	0.736	0.631	0.569
Net realized and unrealized gain (loss) on investments and foreign currencies	0.918	(0.076)	2.387	(9.302)	1.934	4.778

Total from investment operations	1.266	0.370	2.825	(8.566)	2.565	5.347

Less dividends and distributions from:
Net investment income	—	(0.516)	(0.470)	(0.937)	(0.482)	(0.610)
Net realized gain on investments	—	—	(0.105)	(1.317)	(0.623)	—

Total dividends and distributions	—	(0.516)	(0.575)	(2.254)	(1.105)	(0.610)

Net asset value, end of period	$16.713	$15.447	$15.593	$13.343	$24.163	$22.703

Total return[3]	8.20%	2.46%	21.24%	(36.65% )	11.49%	30.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$529,288	$467,375	$571,983	$550,891	$880,906	$796,037
Ratio of expenses to average net assets	0.85%	0.85%	0.86%	0.80%	0.80%	0.84%
Ratio of net investment income to average net assets	4.31%	3.00%	3.25%	3.83%	2.62%	2.80%
Portfolio turnover	12%	20%	17%	13%	15%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$15.441	$15.588	$13.345	$24.134	$22.686	$17.957

Income (loss) from investment operations:
Net investment income[2]	0.327	0.409	0.405	0.687	0.571	0.519
Net realized and unrealized gain (loss) on investments and foreign currencies	0.918	(0.078)	2.379	(9.278)	1.930	4.771

Total from investment operations	1.245	0.331	2.784	(8.591)	2.501	5.290

Less dividends and distributions from:
Net investment income	—	(0.478)	(0.436)	(0.881)	(0.430)	(0.561)
Net realized gain on investments	—	—	(0.105)	(1.317)	(0.623)	—

Total dividends and distributions	—	(0.478)	(0.541)	(2.198)	(1.053)	(0.561)

Net asset value, end of period	$16.686	$15.441	$15.588	$13.345	$24.134	$22.686

Total return[3]	8.06%	2.21%	20.92%	(36.81% )	11.21%	29.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,402	$135,011	$134,503	$123,626	$212,645	$183,467
Ratio of expenses to average net assets	1.10%	1.10%	1.11%	1.05%	1.05%	1.09%
Ratio of net investment income to average net assets	4.06%	2.75%	3.00%	3.58%	2.37%	2.55%
Portfolio turnover	12%	20%	17%	13%	15%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund; 0.75% of the next $200 million; and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (Mondrian) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% on the first $800 million of the Fund’s average daily net assets; 0.35% on the next $500 million; and 0.33% of the average daily net assets of the Fund in excess of $1.3 billion.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $31,607 and $2,692, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$400,089
Distribution fees payable to LFD	28,970

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $104,477,768 and sales of 76,350,941 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $526,492,644. At June 30, 2011, net unrealized appreciation was $137,043,087, of which $192,905,269 related to unrealized appreciation of investments and $55,862,182 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$18,865,351	$641,815,592	$660,680,943
Short-Term Investment	2,854,788	—	2,854,788

Total	$21,720,139	$641,815,592	$663,535,731

Foreign Currency Exchange Contracts	$—	$(167,367)	$(167,367)

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

There were no Level 3 investments at the beginning or end of the period.

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$19,297,343

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$602,132,058
Undistributed ordinary income	13,915,479
Realized gains 1/1/11–6/30/11	13,369,238
Capital loss carryforwards as of 12/31/10	(93,801,822)
Unrealized appreciation of investments and foreign currencies	137,074,840

Net assets	$672,689,793

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(1,295,934)	$1,295,934

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $88,476,934 expires in 2017 and $5,324,888 expires in 2018.

For the six months ended June 30, 2011, the Fund had capital gains of $13,369,238, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	3,453,081	3,721,628
Service Class	857,239	1,766,756
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,011,075
Service Class	—	268,591

	4,310,320	6,768,050

Shares repurchased:
Standard Class	(2,041,089)	(11,158,215)
Service Class	(1,006,820)	(1,919,937)

	(3,047,909)	(13,078,152)

Net increase (decrease)	1,262,411	(6,310,102)

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund–11

LVIP Money Market Fund

LVIP Money Market Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Money Market Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Money Market Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,000.10	0.23%	$1.14
Service Class Shares	1,000.00	1,000.10	0.23%	1.14

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
Service Class Shares	1,000.00	1,023.65	0.23%	1.15

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Money Market Fund–1

LVIP Money Market Fund

Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Certificates of Deposit	14.10%

Commercial Paper	75.91%

Capital Markets	2.38%
Colleges & Universities	27.30%
Commercial Banks	21.18%
Consumer Products	1.19%
Diversified Financial Services	13.59%
Health Care Providers & Services	3.94%
Multi-Utilities	1.87%
Oil, Gas & Consumable Fuels	3.87%
Pharmaceuticals	0.59%

Corporate Bonds	3.16%

Municipal Bonds	6.93%

Total Value of Securities	100.10%

Liabilities Net of Receivables and Other Assets	(0.10%)

Total Net Assets	100.00%

LVIP Money Market Fund–2

LVIP Money Market Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CERTIFICATES OF DEPOSIT–14.10%
	Bank of Montreal Chicago 0.11% 7/1/11	$35,000,000	$35,000,000
	Deutsche Bank New York 0.21% 7/25/11	20,000,000	20,000,000
	Nordea Bank Finland New York 0.20% 7/29/11	10,000,000	10,000,000
•	Rabobank Nederland New York 0.28% 9/13/11	20,000,000	20,000,000
	Svenska Handelsbanken New York 0.18% 8/24/11	20,000,000	20,000,000
•	Toronto Dominion Bank New York 0.256% 10/28/11	13,500,000	13,500,000

	Total Certificates of Deposit (Cost $118,500,000)		118,500,000

	COMMERCIAL PAPER–75.91%
	Capital Markets–2.38%
≠	Credit Suisse New York 0.11% 7/29/11	20,000,000	19,998,289

			19,998,289

	Colleges & Universities–27.30%
≠	Brown University
	0.18% 9/15/11	14,700,000	14,694,414
	0.21% 9/19/11	6,700,000	6,696,873
	0.22% 9/7/11	9,100,000	9,096,218
	Connecticut Health & Education (Yale University Series)
	0.15% 8/1/11	4,160,000	4,160,000
	0.24% 7/7/11	5,130,000	5,130,000
≠	Cornell University
	0.13% 9/20/11	5,000,000	4,998,538
	0.13% 9/22/11	9,000,000	8,997,303
	0.27% 8/18/11	4,000,000	3,998,560
	0.28% 8/17/11	5,000,000	4,998,172
≠	Dartmouth College 0.20% 8/11/11	4,500,000	4,498,975
≠	Duke University 0.18% 8/31/11	4,275,000	4,273,696
	Emory University
	0.19% 9/22/11	10,000,000	10,000,000
	0.29% 7/14/11	13,000,000	13,000,000
≠	Leland Stanford Junior University
	0.09% 7/8/11	10,000,000	9,999,825
	0.11% 8/25/11	10,000,000	9,998,319
	Massachusetts Health & Education Facilities Authority (Harvard University) 0.14% 8/1/11	35,000,000	35,000,000
≠	St. Joseph County, Indiana 0.17% 8/18/11	10,000,000	9,997,733
≠	University of Chicago
	0.198% 9/6/11	25,000,000	24,990,811
	0.20% 9/15/11	10,000,000	9,995,778
≠	Vanderbilt University 0.15% 9/2/11	10,000,000	9,997,375
≠	Yale University 0.18% 10/3/11	25,000,000	24,988,250

			229,510,840

	Commercial Banks–21.18%
≠	Abbey National North America 0.03% 7/1/11	35,000,000	34,999,999
≠	Barclays US Funding 0.18% 9/14/11	15,000,000	14,994,375
≠	Eksportfinans 0.15% 8/2/11	15,000,000	14,998,000
≠	HSBC USA
	0.08% 7/7/11	25,000,000	24,999,667
	0.12% 7/21/11	10,000,000	9,999,333
≠	Nordea North America 0.11% 7/5/11	10,000,000	9,999,878
≠	Skandinav Enskilda Bank
	0.26% 9/7/11	10,000,000	9,995,089
	0.32% 10/11/11	20,000,000	19,981,867
≠	Svenska Handelsbank 0.70% 7/8/11	3,080,000	3,079,958
≠	Westpac Securities New Zealand
	0.20% 8/12/11	5,000,000	4,998,833
	0.21% 8/19/11	10,000,000	9,997,142
	0.311% 12/12/11	20,000,000	19,971,756

			178,015,897

	Consumer Products–1.19%
≠	L’Oreal USA 0.15% 7/26/11	10,000,000	9,998,958

			9,998,958

	Diversified Financial Services–13.59%
≠	Allianz Finance
	0.17% 7/11/11	7,500,000	7,499,646
	0.17% 8/19/11	15,000,000	14,996,529
	Cargill Global Funding
	0.05% 7/1/11	10,000,000	10,000,000
	≠0.10% 7/6/11	15,000,000	14,999,792
	≠0.10% 7/7/11	10,000,000	9,999,833
≠	ING US Funding 0.13% 7/13/11	30,305,000	30,303,687
≠	John Deere Credit 0.101% 8/3/11	26,410,000	26,407,566

			114,207,053

	Health Care Providers & Services–3.94%
	Catholic Health Initiatives
	0.27% 7/21/11	18,150,000	18,150,000
	0.39% 9/13/11	15,000,000	15,000,000

			33,150,000

LVIP Money Market Fund–3

LVIP Money Market Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	COMMERCIAL PAPER (continued)

	Multi-Utilities–1.87%
	Los Angeles California Water & Power Resources 0.24% 8/3/11	$15,750,000	$15,750,000

			15,750,000

	Oil, Gas & Consumable Fuels–3.87%
≠	Koch Resources
	0.06% 7/12/11	15,000,000	14,999,725
	0.10% 7/21/11	5,000,000	4,999,722
	0.12% 7/18/11	7,500,000	7,499,575
≠	Northwest Natural Gas 0.11% 7/5/11	5,000,000	4,999,939

			32,498,961

	Pharmaceuticals–0.59%
≠	Novartis Finance 0.08% 7/5/11	5,000,000	4,999,956

			4,999,956

	Total Commercial Paper (Cost $638,129,954)		638,129,954

	CORPORATE BONDS–3.16%
	Capital Markets–0.53%
	Credit Suisse USA 6.50% 1/15/12	500,000	515,847
	Goldman Sachs Group 6.60% 1/15/12	3,800,000	3,922,390

			4,438,237

	Commercial Banks–0.98%
	Eksportfinans 5.125% 10/26/11	2,500,000	2,537,705

	National City Bank Cleveland 6.20% 12/15/11	2,625,000	2,692,491
	US Bank 6.375% 8/1/11	825,000	829,153
	Wells Fargo 6.375% 8/1/11	2,185,000	2,194,923

			8,254,272

	Diversified Financial Services–1.65%
	General Electric Capital
	4.375% 3/3/12	250,000	256,305
	5.875% 2/15/12	13,210,000	13,656,336

			13,912,641

	Total Corporate Bonds (Cost $26,605,150)		26,605,150

	MUNICIPAL BONDS–6.93%
•	Variable Demand Notes–6.93%
	Delaware River Port Authority Pennsylvania & New Jersey Revenue Series C 0.08% 1/1/26 (LOC-PNC Bank N.A.)	10,250,000	10,250,000
	Hanover County, Virginia Economic Development Authority Revenue (Bon Secours Health) Series D-2 0.07% 11/1/25 (LOC-US Bank N.A.)	5,900,000	5,900,000
	Maryland State Health & Higher Educational Facilities Authority Revenue (Adjustable Pooled Loan Program) Series B 0.08% 4/1/35 (LOC-JPMorgan Chase Bank)	12,600,000	12,600,000
	Massachusetts State Port Authority Revenue Series D 0.10% 7/1/29 (LOC-Bank of America N.A.) (AMT)	9,200,000	9,200,000
	Nassau County, New York Health Care Revenue Series C2 0.30% 8/1/29 (LOC-Wachovia Bank N.A.)	5,000,000	5,000,000
	New York City, New York Health & Hospital Revenue (Health System) Series E 0.06% 2/15/26 (LOC-JPMorgan Chase Bank)	11,265,000	11,265,000
	New York State Dormitory Authority Revenue Non State Supported Debt (University of Rochester) Series A-1 0.07% 7/1/27 (LOC-Bank of America N.A.)	4,000,000	4,000,000

	Total Municipal Bonds (Cost $58,215,000)		58,215,000

LVIP Money Market Fund–4

LVIP Money Market Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.10% (Cost $841,450,104)Δ	$841,450,104

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(818,279)

NET ASSETS APPLICABLE TO 84,063,217 SHARES OUTSTANDING–100.00%	$840,631,825

NET ASSET VALUE–LVIP MONEY MARKET FUND STANDARD CLASS ($471,200,588 / 47,118,933 Shares)	$10.000

NET ASSET VALUE–LVIP MONEY MARKET FUND SERVICE CLASS ($369,431,237 / 36,944,284 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$840,630,232
Accumulated net realized gain on investments	1,593

Total net assets	$840,631,825

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.

≠	The rate shown is the effective yield at the time of purchase.

Δ	Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMT–Alternative Minimum Tax
LOC–Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–5

LVIP Money Market Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$1,104,628

EXPENSES:
Management fees	1,546,226
Distribution expenses-Service Class	416,230
Accounting and administration expenses	194,797
Reports and statements to shareholders	34,878
Trustees’ fees	12,642
Professional fees	9,444
Custodian fees	6,171
Pricing fees	2,642
Other	21,369

2,244,399
Less expenses waived/reimbursed	(836,234)
Less waived distribution expenses-Service Class	(416,230)

Total operating expenses	991,935

NET INVESTMENT INCOME	112,693

NET REALIZED GAIN ON INVESTMENTS	749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,442

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$112,693	$451,165
Net realized gain on investments	749	1,117

Net increase in net assets resulting from operations	113,442	452,282

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(68,603)	(274,926)
Service Class	(44,500)	(176,239)
Net realized gain on investments:
Standard Class	—	(2,279)
Service Class	—	(1,821)

	(113,103)	(455,265)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	203,410,913	472,987,316
Service Class	242,844,385	361,381,339
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	68,603	269,858
Service Class	44,500	182,345

	446,368,401	834,820,858

Cost of shares repurchased:
Standard Class	(250,882,640)	(611,693,452)
Service Class	(238,088,809)	(446,553,468)

	(488,971,449)	(1,058,246,920)

Decrease in net assets derived from capital share transactions	(42,603,048)	(223,426,062)

NET DECREASE IN NET ASSETS	(42,602,709)	(223,429,045)
NET ASSETS:
Beginning of period	883,234,534	1,106,663,579

End of period (including undistributed net investment income of $– and $137, respectively)	$840,631,825	$883,234,534

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–6

LVIP Money Market Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.001	0.005	0.034	0.232	0.484	0.457

Total from investment operations	0.001	0.005	0.034	0.232	0.484	0.457

Less dividends and distributions from:[2]
Net investment income	(0.001)	(0.005)	(0.034)	(0.232)	(0.484)	(0.457)

Total dividends and distributions	(0.001)	(0.005)	(0.034)	(0.232)	(0.484)	(0.457)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[3]	0.01%	0.05%	0.32%	2.34%	4.97%	4.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$471,201	$518,604	$657,041	$891,527	$620,605	$444,150
Ratio of expenses to average net assets	0.23%	0.29%	0.43%	0.43%	0.44%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.43%	0.42%	0.43%	0.43%	0.44%	0.49%
Ratio of net investment income to average net assets	0.03%	0.05%	0.31%	2.23%	4.84%	4.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.17% )	(0.08% )	0.31%	2.23%	4.84%	4.62%

[1]	Ratios have been annualized and total return has not been annualized.

[2]	For the years ended December 31, 2010, 2009 and 2008, net realized gain on investments distributions of $2,279, $8,501 and $3,216, respectively, were made by the Fund, which calculated to de minimus amounts of $0.000, $0.000 and $0.000 per share, respectively.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–7

LVIP Money Market Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.001	0.004	0.009	0.207	0.459	0.432

Total from investment operations	0.001	0.004	0.009	0.207	0.459	0.432

Less dividends and distributions from:[2]
Net investment income	(0.001)	(0.004)	(0.009)	(0.207)	(0.459)	(0.432)

Total dividends and distributions	(0.001)	(0.004)	(0.009)	(0.207)	(0.459)	(0.432)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[3]	0.01%	0.04%	0.08%	2.10%	4.72%	4.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$369,431	$364,631	$449,623	$649,414	$292,117	$176,812
Ratio of expenses to average net assets	0.23%	0.30%	0.65%	0.68%	0.69%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.68%	0.67%	0.68%	0.68%	0.69%	0.74%
Ratio of net investment income to average net assets	0.03%	0.04%	0.09%	1.98%	4.59%	4.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.42% )	(0.33% )	0.06%	1.98%	4.59%	4.37%

[1]	Ratios have been annualized and total return has not been annualized.

[2]	For the years ended December 31, 2010, 2009 and 2008, net realized gain on investments distributions of $1,821, $6,114 and $1,871, respectively, were made by the Fund, which calculated to de minimus amounts of $0.000, $0.000 and $0.000 per share, respectively.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–8

LVIP Money Market Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Money Market Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize current income while maintaining stability of net asset value and preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.08% of the first $500 million of the average daily net assets of the Fund; 0.07% of the next $500 million; and 0.06% of the average daily net assets of the Fund in excess of $1 billion.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $42,284 and $4,135, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

LVIP Money Market Fund–9

LVIP Money Market Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LFD and LIAC have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIAC. As of June 30, 2011, LFD had waived $416,230 and LIAC had waived $836,234 for the entire Fund, which are subject to reimbursement.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$87,360

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

Level 2

Corporate Bonds	$24,067,445
Municipal Bonds	58,215,000
Short-Term Investments	756,629,954
Sovereign Bond	2,537,705

Total	$841,450,104

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months
	Ended	Year Ended
	6/30/11*	12/31/10

Ordinary income	$113,103	$455,265

*	Tax information for the six months ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

LVIP Money Market Fund–10

LVIP Money Market Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$840,630,232
Undistributed ordinary income	1,593

Net assets	$840,631,825

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividend and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$273	$(273)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	20,339,583	47,298,731
Service Class	24,283,432	36,138,134
Shares issued upon reinvestment of dividends and distributions:
Standard Class	8,369	26,986
Service Class	5,456	18,235

	44,636,840	83,482,086

Shares repurchased:
Standard Class	(25,088,264)	(61,169,345)
Service Class	(23,808,881)	(44,655,347)

	(48,897,145)	(105,824,692)

Net decrease	(4,260,305)	(22,342,606)

7.	Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 54.41% of net assets at June 30, 2011. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Money Market Fund–11

LVIP Risk Based Profile Funds

LVIP Risk Based Profile Funds
LVIP Conservative Profile Fund
(formerly LVIP Wilshire Conservative Profile Fund)
LVIP Moderate Profile Fund
(formerly LVIP Wilshire Moderate Profile Fund)
LVIP Moderately Aggressive Profile Fund
(formerly LVIP Wilshire Moderately Aggressive Profile Fund)

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

(formerly LVIP Wilshire Profile Funds)

LVIP Risk Based Profile Funds

Index

Disclosure of Fund Expenses	1
Sector Type/Sector Allocations	2
Statements of Net Assets	3
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	15
Other Fund Information	20

LVIP Risk Based Profile Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Conservative Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,047.00	0.20%	$1.02
Service Class Shares	1,000.00	1,045.70	0.45%	2.28

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Moderate Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,051.80	0.20%	$1.02
Service Class Shares	1,000.00	1,050.60	0.45%	2.29

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Moderately Aggressive Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,055.10	0.20%	$1.02
Service Class Shares	1,000.00	1,053.80	0.45%	2.29

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Risk Based Profile Funds–1

LVIP Risk Based Profile Funds

Sector Type/Sector Allocations
As of June 30, 2011

LVIP Conservative Profile Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	75.43%

Equity Funds	20.57%
Fixed Income Funds	43.93%
International Equity Funds	8.91%
International Fixed Income Fund	2.02%

Unaffiliated Investment Companies	24.25%

Equity Funds	9.85%
Fixed Income Fund	14.40%

Short-Term Investment	0.00%

Total Value of Securities	99.68%

Receivables and Other Assets Net of Liabilities	0.32%

Total Net Assets	100.00%

LVIP Moderate Profile Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	74.47%

Equity Funds	27.39%
Fixed Income Funds	26.92%
International Equity Funds	18.13%
International Fixed Income Fund	2.03%

Unaffiliated Investment Companies	25.55%

Equity Funds	12.16%
Fixed Income Fund	11.59%
International Equity Fund	1.80%

Short-Term Investment	0.01%

Total Value of Securities	100.03%

Liabilities Net of Receivables and Other Assets	(0.03%)

Total Net Assets	100.00%

LVIP Moderately Aggressive Profile Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	74.49%

Equity Funds	29.05%
Fixed Income Funds	20.06%
International Equity Funds	23.34%
International Fixed Income Fund	2.04%

Unaffiliated Investment Companies	25.48%

Commodity Fund	0.97%
Equity Funds	13.52%
Fixed Income Fund	8.38%
International Equity Fund	2.61%

Short-Term Investment	0.03%

Total Value of Securities	100.00%

Liabilities Net of Receivables and Other Assets	0.00%

Total Net Assets	100.00%

LVIP Risk Based Profile Funds–2

LVIP Conservative Profile Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–75.43%
	Equity Funds–20.57%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	419,206	$14,286,129
	LVIP Columbia Value Opportunities Fund	806,020	9,141,067
	LVIP MFS Value Fund	889,230	21,410,870
	LVIP SSgA Large Cap 100 Fund	1,253,221	13,953,364
	LVIP T. Rowe Price Growth Stock Fund	1,229,890	22,912,860
	LVIP Wells Fargo Intrinsic Value Fund	1,128,925	16,137,986

			97,842,276

	Fixed Income Funds–43.93%
*	Lincoln Variable Insurance Products Trust–
	LVIP BlackRock Inflation Protected Bond Fund	2,261,873	24,066,328
	LVIP Delaware Bond Fund	9,720,762	137,422,418
	LVIP Delaware Diversified Floating Rate Fund	2,799,919	28,584,377
	LVIP J.P. Morgan High Yield Fund	1,746,334	18,933,749

			209,006,872

	International Equity Funds–8.91%
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	599,402	4,691,518
	LVIP MFS International Growth Fund	1,077,822	14,138,867
	LVIP Mondrian International Value Fund	852,873	14,252,360
	LVIP SSgA Developed International 150 Fund	1,037,434	9,303,707

			42,386,452

	International Fixed Income Fund–2.02%
*	Lincoln Variable Insurance Products Trust–
	LVIP Global Income Fund	791,018	9,593,466

			9,593,466

	Total Affiliated Investment Companies (Cost $305,192,764)		358,829,066

	UNAFFILIATED INVESTMENT COMPANIES–24.25%
	Equity Funds–9.85%
*	Delaware VIP Trust–
	Delaware VIP U.S. Growth Series	2,714,627	23,780,129
	Delaware VIP Value Series	1,298,831	23,093,211

			46,873,340

	Fixed Income Fund–14.40%
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	6,409,025	68,512,478

			68,512,478

	Total Unaffiliated Investment Companies (Cost $94,220,398)		115,385,818

	SHORT-TERM INVESTMENT–0.00%
	Money Market Mutual Fund–0.00%
	Dreyfus Treasury & Agency Cash Management Fund	20,300	20,300

	Total Short-Term Investment (Cost $20,300)		20,300

TOTAL VALUE OF SECURITIES–99.68% (Cost $399,433,462)	474,235,184

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	1,506,859

NET ASSETS APPLICABLE TO 37,809,805 SHARES OUTSTANDING–100.00%	$475,742,043

NET ASSET VALUE–LVIP CONSERVATIVE PROFILE FUND STANDARD CLASS ($51,643,883 / 4,099,492 Shares)	$12.598

NET ASSET VALUE–LVIP CONSERVATIVE PROFILE FUND SERVICE CLASS ($424,098,160 / 33,710,313 Shares)	$12.581

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$419,223,166
Undistributed net investment income	6,681,011
Accumulated net realized loss on investments	(24,963,856)
Net unrealized appreciation of investments	74,801,722

Total net assets	$475,742,043

*	Standard Class shares.

†	Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–3

LVIP Moderate Profile Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–74.47%
	Equity Funds–27.39%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	845,208	$28,803,856
	LVIP Columbia Value Opportunities Fund	2,438,641	27,656,623
	LVIP Delaware Special Opportunities Fund	670,619	28,099,591
	LVIP MFS Value Fund	3,611,434	86,956,105
	LVIP SSgA Large Cap 100 Fund	6,317,264	70,336,413
	LVIP T. Rowe Price Growth Stock Fund	5,485,938	102,203,029
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,792,347	28,130,893
	LVIP Wells Fargo Intrinsic Value Fund	1,303,215	18,629,465

			390,815,975

	Fixed Income Funds–26.92%
*	Lincoln Variable Insurance Products Trust– LVIP BlackRock Inflation Protected Bond Fund	5,470,805	58,209,363
	LVIP Delaware Bond Fund	13,903,947	196,560,102
	LVIP Delaware Diversified Floating Rate Fund	8,465,883	86,428,196
	LVIP J.P. Morgan High Yield Fund	3,960,391	42,938,558

			384,136,219

	International Equity Funds–18.13%
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	3,626,315	28,383,168
	LVIP MFS International Growth Fund	4,676,741	61,349,493
	LVIP Mondrian International Value Fund	4,294,712	71,768,938
	LVIP SSgA Developed International 150 Fund	6,297,889	56,479,467
	LVIP SSgA Emerging Markets 100 Fund	832,031	12,260,804
	LVIP Templeton Growth Fund	1,031,087	28,431,199

			258,673,069

	International Fixed Income Fund–2.03%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	2,392,068	29,011,004

			29,011,004

	Total Affiliated Investment Companies (Cost $890,766,573)		1,062,636,267

	UNAFFILIATED INVESTMENT COMPANIES–25.55%
	Equity Funds–12.16%
*	Delaware VIP Trust– Delaware VIP U.S. Growth Series	9,282,197	81,312,046
	Delaware VIP Value Series	5,181,804	92,132,483

			173,444,529

	Fixed Income Fund–11.59%
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	15,464,176	165,312,043

			165,312,043

	International Equity Fund–1.80%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	1,182,020	25,732,577

			25,732,577

	Total Unaffiliated Investment Companies (Cost $299,132,043)		364,489,149

	SHORT-TERM INVESTMENT–0.01%
	Money Market Mutual Fund–0.01%
	Dreyfus Treasury & Agency Cash Management Fund	138,616	138,616

	Total Short-Term Investment (Cost $138,616)		138,616

TOTAL VALUE OF SECURITIES–100.03% (Cost $1,190,037,232)	1,427,264,032

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(429,564)

NET ASSETS APPLICABLE TO 113,884,726 SHARES OUTSTANDING–100.00%	$1,426,834,468

NET ASSET VALUE–LVIP MODERATE PROFILE FUND STANDARD CLASS ($154,311,026 / 12,302,094 Shares)	$12.543

NET ASSET VALUE–LVIP MODERATE PROFILE FUND SERVICE CLASS ($1,272,523,442 / 101,582,632 Shares)	$12.527

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$1,323,444,066
Undistributed net investment income	14,408,685
Accumulated net realized loss on investments	(148,245,083)
Net unrealized appreciation of investments	237,226,800

Total net assets	$1,426,834,468

*	Standard Class shares.
†	Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–4

LVIP Moderately Aggressive Profile Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–74.49%
	Equity Funds–29.05%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	555,241	$18,922,063
	LVIP Columbia Value Opportunities Fund	1,602,037	18,168,702
	LVIP Delaware Special Opportunities Fund	440,525	18,458,431
	LVIP MFS Value Fund	2,755,173	66,339,051
	LVIP SSgA Large Cap 100 Fund	4,149,612	46,201,781
	LVIP T. Rowe Price Growth Stock Fund	3,747,901	69,823,392
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,177,404	18,479,362
	LVIP Wells Fargo Intrinsic Value Fund	1,082,493	15,474,238

			271,867,020

	Fixed Income Funds–20.06%
*	Lincoln Variable Insurance Products Trust– LVIP BlackRock Inflation Protected Bond Fund	3,593,913	38,239,238
	LVIP Delaware Bond Fund	7,907,414	111,787,109
	LVIP Delaware Diversified Floating Rate Fund	1,855,183	18,939,559
	LVIP J.P. Morgan High Yield Bond Fund	1,734,364	18,803,972

			187,769,878

	International Equity Funds–23.34%
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	3,573,247	27,967,805
	LVIP MFS International Growth Fund	3,788,980	49,703,843
	LVIP Mondrian International Value Fund	3,389,779	56,646,601
	LVIP SSgA Developed International 150 Fund	5,168,305	46,349,357
	LVIP SSgA Emerging Markets 100 Fund	1,303,958	19,215,120
	LVIP Templeton Growth Fund	673,687	18,576,244

			218,458,970

	International Fixed Income Fund–2.04%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	1,571,389	19,057,800

			19,057,800

	Total Affiliated Investment Companies (Cost $588,876,893)		697,153,668

	UNAFFILIATED INVESTMENT COMPANIES–25.48%
	Commodity Fund–0.97%
**	PIMCO Commodity RealReturn Strategy Portfolio	1,045,166	9,134,753

			9,134,753

	Equity Funds–13.52%
*	Delaware VIP Trust– Delaware VIP U.S. Growth Series	6,848,473	59,992,620
	Delaware VIP Value Series	3,745,202	66,589,692

			126,582,312

	Fixed Income Fund–8.38%
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	7,334,666	78,407,584

			78,407,584

	International Equity Fund–2.61%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	1,121,202	24,408,560

			24,408,560

	Total Unaffiliated Investment Companies (Cost $196,784,236)		238,533,209

	SHORT-TERM INVESTMENT–0.03%
	Money Market Mutual Fund–0.03%
	Dreyfus Treasury & Agency Cash Management Fund	247,650	247,650

	Total Short-Term Investment (Cost $247,650)		247,650

TOTAL VALUE OF SECURITIES–100.00% (Cost $785,908,779)	935,934,527

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(2,179)

NET ASSETS APPLICABLE TO 77,752,442 SHARES OUTSTANDING–100.00%	$935,932,348

NET ASSET VALUE–LVIP MODERATELY AGGRESSIVE PROFILE FUND STANDARD CLASS ($133,826,604 / 11,106,450 Shares)	$12.049

NET ASSET VALUE–LVIP MODERATELY AGGRESSIVE PROFILE FUND SERVICE CLASS ($802,105,744 / 66,645,992 Shares)	$12.035

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$929,787,623
Undistributed net investment income	8,342,543
Accumulated net realized loss on investments	(152,223,566)
Net unrealized appreciation of investments	150,025,748

Total net assets	$935,932,348

*	Standard Class shares.
†	Non income producing security.
**	Institutional Class shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–5

LVIP Risk Based Profile Funds
Statements of Assets and Liabilities
June 30, 2011 (Unaudited)

			LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

ASSETS:
Investments in affiliated investment companies, at value	$358,829,066	$1,062,636,267	$697,153,668
Investments in unaffiliated investment companies, at value	115,406,118	364,627,765	238,780,859
Cash	4	3	1
Receivables for fund shares sold	1,806,350	811,567	597,364

TOTAL ASSETS	476,041,538	1,428,075,602	936,531,892

LIABILITIES:
Payables for investment companies shares purchased	20,300	138,616	247,650
Payables for fund shares redeemed	99,811	615,637	28,044
Due to manager and affiliates	145,450	449,128	284,363
Accrued expenses payable	33,934	37,753	39,487

TOTAL LIABILITIES	299,495	1,241,134	599,544

TOTAL NET ASSETS	$475,742,043	$1,426,834,468	$935,932,348

Investments in affiliated investment companies, at cost	$305,192,764	$890,766,573	$588,876,893
Investments in unaffiliated investment companies, at cost	$94,240,698	$299,270,659	$197,031,886

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–6

LVIP Risk Based Profile Funds
Statements of Operations
Six Months Ended June 30, 2011 (Unaudited)

			LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$3,536,531	$9,726,789	$6,016,867

EXPENSES:
Management fees	578,971	1,705,939	1,105,088
Distribution expenses-Service Class	515,688	1,517,665	947,905
Accounting and administration expenses	48,841	97,963	71,731
Reports and statements to shareholders	31,319	57,029	46,052
Professional fees	11,677	17,632	14,649
Trustees’ fees	6,637	18,961	12,093
Custodian fees	4,997	10,190	7,482
Other	6,210	14,852	9,450

	1,204,340	3,440,231	2,214,450
Less expenses waived/reimbursed	(225,475)	(557,815)	(382,475)

Total operating expenses	978,865	2,882,416	1,831,975

NET INVESTMENT INCOME	2,557,666	6,844,373	4,184,892

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain distributions from unaffiliated investment companies	2,993,015	7,221,771	3,425,289
Net realized gain from sale of investments in affiliated investment companies	1,875,578	4,074,351	1,173,060
Net realized gain from sale of investments in unaffiliated investment companies	2,594,810	7,110,298	2,987,496

Net realized gain on investments	7,463,403	18,406,420	7,585,845
Net change in unrealized appreciation/depreciation of investments	10,733,793	41,836,939	33,737,722

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,197,196	60,243,359	41,323,567

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,754,862	$67,087,732	$45,508,459

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–7

LVIP Risk Based Profile Funds
Statements of Changes in Net Assets

					LVIP Moderately
	LVIP Conservative		LVIP Moderate		Aggressive
	Profile Fund		Profile Fund		Profile Fund
	Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year
	6/30/11	Ended	6/30/11	Ended	6/30/11	Ended
	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,557,666	$10,120,488	$6,844,373	$21,647,061	$4,184,892	$12,929,079
Net realized gain (loss) on investments	7,463,403	9,107,059	18,406,420	(8,203,171)	7,585,845	(21,104,835)
Net change in unrealized appreciation/depreciation of investments	10,733,793	22,574,377	41,836,939	118,375,008	33,737,722	96,390,260

Net increase in net assets resulting from operations	20,754,862	41,801,924	67,087,732	131,818,898	45,508,459	88,214,504

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,773,411)	—	(3,966,548)	—	(3,027,105)
Service Class	—	(13,162,256)	—	(28,647,064)	—	(16,432,368)

	—	(14,935,667)	—	(32,613,612)	—	(19,459,473)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,660,653	12,988,100	17,299,374	33,833,921	16,730,356	32,164,206
Service Class	62,112,103	142,841,078	153,171,885	254,089,812	115,048,412	141,421,173
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,773,411	—	3,966,548	—	3,027,105
Service Class	—	13,162,256	—	28,647,064	—	16,432,368

	67,772,756	170,764,845	170,471,259	320,537,345	131,778,768	193,044,852

Cost of shares repurchased:
Standard Class	(7,205,281)	(9,578,749)	(15,474,208)	(22,375,546)	(8,347,324)	(22,168,194)
Service Class	(63,208,602)	(104,074,146)	(97,100,658)	(168,136,759)	(56,367,775)	(96,710,250)

	(70,413,883)	(113,652,895)	(112,574,866)	(190,512,305)	(64,715,099)	(118,878,444)

Increase (decrease) in net assets derived from capital share transactions	(2,641,127)	57,111,950	57,896,393	130,025,040	67,063,669	74,166,408

NET INCREASE IN NET ASSETS	18,113,735	83,978,207	124,984,125	229,230,326	112,572,128	142,921,439
NET ASSETS:
Beginning of period	457,628,308	373,650,101	1,301,850,343	1,072,620,017	823,360,220	680,438,781

End of period	$475,742,043	$457,628,308	$1,426,834,468	$1,301,850,343	$935,932,348	$823,360,220

Undistributed net investment income	$6,681,011	$4,123,345	$14,408,685	$7,564,312	$8,342,543	$4,157,651

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–8

LVIP Conservative Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Conservative Profile Fund Standard Class
	Six Months
	Ended
	6/30/11[1,2]			Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$12.033	$11.287	$9.472	$12.006	$11.392	$10.591

Income (loss) from investment operations:
Net investment income[3]	0.082	0.311	0.413	0.379	0.276	0.187
Net realized and unrealized gain (loss) on investments	0.483	0.862	1.924	(2.581)	0.605	0.797

Total from investment operations	0.565	1.173	2.337	(2.202)	0.881	0.984

Less dividends and distributions from:
Net investment income	—	(0.427)	(0.433)	(0.224)	(0.219)	(0.178)
Net realized gain on investments	—	—	(0.089)	(0.108)	(0.048)	(0.005)

Total dividends and distributions	—	(0.427)	(0.522)	(0.332)	(0.267)	(0.183)

Net asset value, end of period	$12.598	$12.033	$11.287	$9.472	$12.006	$11.392

Total return[4]	4.70%	10.49%	24.85%	(18.44% )	7.77%	9.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,644	$50,853	$42,645	$49,661	$36,768	$10,474
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.20%	0.25%	0.25%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.30%	0.30%	0.30%	0.30%	0.33%	0.54%
Ratio of net investment income to average net assets	1.33%	2.67%	4.01%	3.47%	2.32%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.23%	2.57%	3.91%	3.42%	2.24%	1.48%
Portfolio turnover	16%	37%	44%	27%	44%	28%

[1]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–9

LVIP Conservative Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Conservative Profile Fund Service Class
	Six Months
	Ended
	6/30/11[1,2]			Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$12.031	$11.287	$9.474	$12.000	$11.387	$10.574

Income (loss) from investment operations:
Net investment income[3]	0.066	0.282	0.387	0.352	0.246	0.160
Net realized and unrealized gain (loss) on investments	0.484	0.860	1.922	(2.578)	0.604	0.795

Total from investment operations	0.550	1.142	2.309	(2.226)	0.850	0.955

Less dividends and distributions from:
Net investment income	—	(0.398)	(0.407)	(0.192)	(0.189)	(0.137)
Net realized gain on investments	—	—	(0.089)	(0.108)	(0.048)	(0.005)

Total dividends and distributions	—	(0.398)	(0.496)	(0.300)	(0.237)	(0.142)

Net asset value, end of period	$12.581	$12.031	$11.287	$9.474	$12.000	$11.387

Total return[4]	4.57%	10.21%	24.55%	(18.65% )	7.51%	9.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$424,098	$406,775	$331,005	$210,871	$161,511	$81,928
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.50%	0.50%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.55%	0.55%	0.55%	0.55%	0.58%	0.79%
Ratio of net investment income to average net assets	1.08%	2.42%	3.76%	3.22%	2.07%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.98%	2.32%	3.66%	3.17%	1.99%	1.23%
Portfolio turnover	16%	37%	44%	27%	44%	28%

[1]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–10

LVIP Moderate Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Moderate Profile Fund Standard Class
	Six Months
	Ended
	6/30/11[1,2]			Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$11.925	$10.964	$9.071	$12.926	$12.047	$10.866

Income (loss) from investment operations:
Net investment income[3]	0.075	0.237	0.287	0.320	0.226	0.132
Net realized and unrealized gain (loss) on investments	0.543	1.060	2.228	(3.708)	0.885	1.171

Total from investment operations	0.618	1.297	2.515	(3.388)	1.111	1.303

Less dividends and distributions from:
Net investment income	—	(0.336)	(0.433)	(0.222)	(0.173)	(0.121)
Net realized gain on investments	—	—	(0.189)	(0.245)	(0.059)	(0.001)

Total dividends and distributions	—	(0.336)	(0.622)	(0.467)	(0.232)	(0.122)

Net asset value, end of period	$12.543	$11.925	$10.964	$9.071	$12.926	$12.047

Total return[4]	5.18%	11.95%	28.04%	(26.62% )	9.27%	12.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$154,311	$144,874	$118,173	$118,274	$106,381	$39,500
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.20%	0.25%	0.25%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.28%	0.28%	0.29%	0.28%	0.29%	0.32%
Ratio of net investment income to average net assets	1.22%	2.10%	2.92%	2.86%	1.78%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.14%	2.02%	2.83%	2.83%	1.74%	1.14%
Portfolio turnover	11%	32%	33%	21%	48%	19%

[1]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–11

LVIP Moderate Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Moderate Profile Fund Service Class
	Six Months
	Ended
	6/30/11[1,2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$11.924	$10.965	$9.074	$12.919	$12.041	$10.847

Income (loss) from investment operations:
Net investment income[3]	0.060	0.209	0.263	0.292	0.194	0.103
Net realized and unrealized gain (loss) on investments	0.543	1.057	2.225	(3.702)	0.884	1.171

Total from investment operations	0.603	1.266	2.488	(3.410)	1.078	1.274

Less dividends and distributions from:
Net investment income	—	(0.307)	(0.408)	(0.190)	(0.141)	(0.079)
Net realized gain on investments	—	—	(0.189)	(0.245)	(0.059)	(0.001)

Total dividends and distributions	—	(0.307)	(0.597)	(0.435)	(0.200)	(0.080)

Net asset value, end of period	$12.527	$11.924	$10.965	$9.074	$12.919	$12.041

Total return[4]	5.06%	11.67%	27.73%	(26.81% )	9.00%	11.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,272,523	$1,156,976	$954,447	$699,793	$688,803	$394,418
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.50%	0.50%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.53%	0.53%	0.54%	0.53%	0.54%	0.57%
Ratio of net investment income to average net assets	0.97%	1.85%	2.67%	2.61%	1.53%	0.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.89%	1.77%	2.58%	2.58%	1.49%	0.89%
Portfolio turnover	11%	32%	33%	21%	48%	19%

[1]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–12

LVIP Moderately Aggressive Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Moderately Aggressive Profile Fund Standard Class
	Six Months
	Ended
	6/30/11[1,2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$11.420	$10.416	$8.634	$13.386	$12.528	$11.100

Income (loss) from investment operations:
Net investment income[3]	0.068	0.215	0.191	0.229	0.190	0.137
Net realized and unrealized gain (loss) on investments	0.561	1.093	2.277	(4.644)	1.026	1.427

Total from investment operations	0.629	1.308	2.468	(4.415)	1.216	1.564

Less dividends and distributions from:
Net investment income	—	(0.304)	(0.433)	(0.117)	(0.212)	(0.135)
Net realized gain on investments	—	—	(0.253)	(0.220)	(0.146)	(0.001)

Total dividends and distributions	—	(0.304)	(0.686)	(0.337)	(0.358)	(0.136)

Net asset value, end of period	$12.049	$11.420	$10.416	$8.634	$13.386	$12.528

Total return[4]	5.51%	12.70%	29.03%	(33.42% )	9.81%	14.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,826	$118,849	$95,887	$107,072	$97,486	$36,657
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.20%	0.25%	0.25%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.29%	0.29%	0.29%	0.28%	0.29%	0.36%
Ratio of net investment income to average net assets	1.16%	2.01%	2.06%	2.05%	1.44%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.07%	1.92%	1.97%	2.02%	1.40%	1.10%
Portfolio turnover	11%	33%	37%	21%	48%	27%

[1]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–13

LVIP Moderately Aggressive Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Moderately Aggressive Profile Fund Service Class
	Six Months
	Ended
	6/30/11[1,2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$11.421	$10.419	$8.639	$13.377	$12.520	$11.081

Income (loss) from investment operations:
Net investment income[3]	0.053	0.188	0.168	0.201	0.157	0.107
Net realized and unrealized gain (loss) on investments	0.561	1.092	2.275	(4.635)	1.026	1.424

Total from investment operations	0.614	1.280	2.443	(4.434)	1.183	1.531

Less dividends and distributions from:
Net investment income	—	(0.278)	(0.410)	(0.084)	(0.180)	(0.091)
Net realized gain on investments	—	—	(0.253)	(0.220)	(0.146)	(0.001)

Total dividends and distributions	—	(0.278)	(0.663)	(0.304)	(0.326)	(0.092)

Net asset value, end of period	$12.035	$11.421	$10.419	$8.639	$13.377	$12.520

Total return[4]	5.38%	12.42%	28.72%	(33.58% )	9.54%	13.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$802,106	$704,511	$584,552	$436,286	$500,805	$262,977
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.50%	0.50%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.54%	0.54%	0.54%	0.53%	0.54%	0.61%
Ratio of net investment income to average net assets	0.91%	1.76%	1.81%	1.80%	1.19%	0.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.82%	1.67%	1.72%	1.77%	1.15%	0.85%
Portfolio turnover	11%	33%	37%	21%	48%	27%

[1]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Risk Based Profile Funds–14

LVIP Risk Based Profile Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Conservative Profile Fund (formerly LVIP Wilshire Conservative Profile Fund), LVIP Moderate Profile Fund (formerly LVIP Wilshire Moderate Profile Fund) and LVIP Moderately Aggressive Profile Fund (formerly LVIP Wilshire Moderately Aggressive Profile Fund), (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of LVIP Conservative Profile Fund is a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Moderate Profile Fund is a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Moderately Aggressive Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more- likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC). Effective May 1, 2011, LIAC has voluntarily agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of each Fund. This agreement may be discontinued at any time because it is voluntary. Prior to May 1, 2011, this agreement was contractual.

Effective May 1, 2011, LIAC has voluntarily agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed 0.20% of average daily net assets. The agreement may be discontinued at any time because it is voluntary. Prior to May 1, 2011, this agreement was contractual.

LVIP Risk Based Profile Funds–15

LVIP Risk Based Profile Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Effective May 1, 2011, LIAC has retained Wilshire Associates Incorporated (Wilshire) to provide consulting services to LIAC relating to asset allocation for the Funds. LIAC pays Wilshire’s consulting fees out of its advisory fees. Wilshire has no advisory authority in relation to the Funds. Prior to May 1, 2011, Wilshire was responsible for the day-to-day management of the Funds’ investment portfolios. For these services, LIAC, not the Funds, paid the Sub-Advisor a fee at an annual rate based on the combined net assets of the LVIP Conservative Profile Fund, LVIP Moderate Profile Fund, LVIP Moderately Aggressive Profile Fund, LVIP Protected Profile 2010 Fund (formerly, LVIP Wilshire 2010 Profile Fund), LVIP Protected Profile 2020 Fund (formerly, LVIP Wilshire 2020 Profile Fund), LVIP Protected Profile 2030 Fund (formerly, LVIP Wilshire 2030 Profile Fund), and LVIP Protected Profile 2040 Fund (formerly, LVIP Wilshire 2040 Profile Fund), (Profile Funds) as follows: 0.08% of the first $500 million of the Profile Funds’ average daily net assets; 0.06% of the next $500 million; 0.05% of the next $2 billion; and 0.04% of any excess of the Profile Funds’ average daily net assets over $3 billion.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of legal services. For the six months ended June 30, 2011, fees for administrative and legal services were as follows:

			LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

Administration fees	$23,159	$68,238	$44,204
Legal fees	2,099	6,142	3,944

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. The investment managers for the Underlying Funds include Delaware Management Company, LIAC, Dreyfus and PIMCO.

At June 30, 2011, the Funds had liabilities payable to affiliates as follows:

			LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

Management fees payable to LIAC	$58,918	$191,954	$122,433
Distribution fees payable to LFD	86,532	257,174	161,930

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3.	Investments
For the six months ended June 30, 2011, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

Purchases	$74,599,470	$226,290,528	$168,216,914
Sales	73,551,323	153,666,868	94,490,206

LVIP Risk Based Profile Funds–16

LVIP Risk Based Profile Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

			LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

Cost of investments	$417,681,268	$1,243,816,561	$827,835,896

Aggregate unrealized appreciation	$74,801,721	$237,226,799	$150,075,154
Aggregate unrealized depreciation	(18,247,805)	(53,779,328)	(41,976,523)

Net unrealized appreciation	$56,553,916	$183,447,471	$108,098,631

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2011:

			LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

Level 1
Investment companies	$474,214,884	$1,427,125,416	$935,686,877
Short-Term Investment	20,300	138,616	247,650

Total	$474,235,184	$1,427,264,032	$935,934,527

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 were as follows:

LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

Ordinary income	$14,935,667	$32,613,612	$19,459,473

LVIP Risk Based Profile Funds–17

LVIP Risk Based Profile Funds
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

			LVIP
	LVIP	LVIP	Moderately
	Conservative	Moderate	Aggressive
	Profile Fund	Profile Fund	Profile Fund

Shares of beneficial interest	$419,223,166	$1,323,444,066	$929,787,623
Undistributed ordinary income	6,681,011	14,408,685	8,342,543
Realized gains 1/1/11–6/30/11	6,275,481	16,324,056	5,041,465
Capital loss carryforwards as of 12/31/10	(12,410,828)	(107,975,945)	(110,633,020)
Unrealized appreciation of investments	55,973,213	180,633,606	103,393,737

Net assets	$475,742,043	$1,426,834,468	$935,932,348

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and pass-through consent dividends from the Underlying Funds.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 for each Fund will expire as follows:

			LVIP
	LVIP	LVIP	Moderately
Year of	Conservative	Moderate	Aggressive
Expiration	Profile Fund	Profile Fund	Profile Fund

2017	$12,410,828	$94,962,601	$89,130,309
2018	—	13,013,344	21,502,711

Total	$12,410,828	$107,975,945	$110,633,020

For the six months ended June 30, 2011, the Funds had the following capital gains, which may reduce the capital loss carryforwards:

LVIP
LVIP	LVIP	Moderately
Conservative	Moderate	Aggressive
Profile Fund	Profile Fund	Profile Fund

$6,275,481	$16,324,056	$5,041,465

6.	Capital Shares
Transactions in capital shares were as follows:

					LVIP Moderately
	LVIP Conservative		LVIP Moderate		Aggressive
	Profile Fund		Profile Fund		Profile Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10

Shares sold:
Standard Class	454,780	1,116,664	1,408,031	3,009,520	1,408,735	3,030,011
Service Class	5,005,375	12,297,426	12,438,648	22,510,707	9,725,030	13,165,303
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	149,899	—	343,703	—	275,670
Service Class	—	1,113,854	—	2,487,824	—	1,500,593

	5,460,155	14,677,843	13,846,679	28,351,754	11,133,765	17,971,577

Shares repurchased:
Standard Class	(581,550)	(818,482)	(1,255,117)	(1,982,410)	(709,256)	(2,104,301)
Service Class	(5,104,923)	(8,926,467)	(7,887,522)	(15,013,329)	(4,765,386)	(9,085,381)

	(5,686,473)	(9,744,949)	(9,142,639)	(16,995,739)	(5,474,642)	(11,189,682)

Net increase (decrease)	(226,318)	4,932,894	4,704,040	11,356,015	5,659,123	6,781,895

LVIP Risk Based Profile Funds–18

LVIP Risk Based Profile Funds
Notes to Financial Statements (continued)

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Funds’ financial statements.

LVIP Risk Based Profile Funds–19

LVIP Risk Based Profile Funds
Other Fund Information

Approval of Investment Management Agreement with LIAC
On March 7 and 8, 2011, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the restructuring of the LVIP Conservative Profile Fund, LVIP Moderately Aggressive Profile Fund and LVIP Moderate Profile Fund (collectively, the “Funds” or “Risk Based Profile Funds”), including the approval of the investment management agreement with Lincoln Investment Advisors Corporation (“LIAC”).

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (“Lincoln Life” or the “Administrator”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreements and the factors that they should consider in approving such agreements. Among other information, LIAC and the Administrator provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information about the estimated profitability, and compliance and regulatory matters.

It was anticipated that upon the effectiveness of the restructuring, which was anticipated to take place on or about April 30, 2011, Wilshire Associates Incorporated (“Wilshire”) would resign as sub-adviser for the Funds and LIAC would be responsible for the Funds’ investments in underlying funds based on asset allocation recommendations from Wilshire, as a consultant to LIAC. The Independent Trustees considered that LIAC anticipated retaining Milliman, Inc. to provide risk management services for the benefit of the Risk-Based Profile Funds in the future.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustees and officers and employees of LIAC and Lincoln Life to consider the approval of the proposed investment management agreement (the “Agreement”). In considering the approval of the Agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. The Independent Trustees reported that they had considered, among others, the following factors and reached the following conclusions with respect to their recommendations to the Board. Based upon their review, the Independent Trustees concluded that it was in the best interests of each Fund to approve the Agreement and accordingly, recommended to the Board the approval of the Agreement. Upon receiving the report of the Independent Trustees, the Board adopted the considerations and conclusions of the Independent Trustees.

In considering the approval of the Agreement with LIAC regarding the Funds in light of the proposed restructuring, the Board considered the nature, extent and quality of services proposed to be provided to the Funds by LIAC, including LIAC personnel, resources and compliance efforts. The Board noted that LIAC currently serves as investment adviser for the Funds and considered that they had recently determined to approve the Funds’ agreement with LIAC in connection with the annual renewal of the agreement in September 2010 but were reconsidering the agreement due to the additional services to be provided by LIAC. The Board reviewed the additional services to be provided by LIAC in serving as investment adviser with responsibility for management and oversight of the Funds and implementation of asset allocation for the Funds. The Board considered that although Wilshire would provide consulting services on fund asset allocation, LIAC would retain decision making authority. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters.

The Board also considered that the Administrator would continue to provide administrative services for the Funds and that certain personnel of the Administrator would also continue to provide services to the Funds on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board considered that the fees and expenses of the Risk Based Profile Funds were not proposed to change at this time and noted that LIAC had implemented an expense limitation of 0.20% (excluding acquired fund fees and expenses) currently through April 30, 2012 and an advisory fee waiver of 0.05%. Accordingly, the Board considered their determination made in connection with the renewal of the agreement in September 2010, and concluded that each Risk-Based Profile Fund’s management fee, coupled with the advisory fee waiver and expense limitation, was reasonable in light of the nature, quality and extent of services provided by LIAC.

The Board also reviewed the pro forma profitability analysis to LIAC with respect to the Risk-Based Profile Funds and concluded that the estimated profitability of LIAC in connection with the management of the Risk Based Profile Funds was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LIAC had implemented an expense limitation for each Fund and concluded that economies of scale were appropriately shared with investors.

The Board considered any additional benefits LIAC may receive due to its association with the Funds, and noted that affiliates of LIAC provide a variety of services to the Funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to the Funds and noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from other series of the Trust by Lincoln Life holding Fund shares on behalf of contract holders. They also considered that Lincoln Life and its affiliated insurance companies may benefit from any interest income on monies (i.e. the “float”) in connection with purchases and redemptions of the Funds as part of insurance policies or annuities. The Board also considered that the Lincoln organization may benefit from economies of scale with the Funds when it bargains together with other series of the Trust for certain services from sub-advisers and other entities.

LVIP Risk Based Profile Funds–20

LVIP Risk Based Profile Funds
Other Fund Information (continued)

Overall Conclusions
Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Agreement with respect to the Funds are fair and reasonable and that approval of the Agreement is in the best interests of the Funds. The Board unanimously approved the Agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Risk Based Profile Funds–21

LVIP SSgA S&P 500 Index Fund

LVIP SSgA S&P 500 Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP SSgA S&P 500 Index Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	11
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14

LVIP SSgA S&P 500 Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,058.90	0.29%	$1.48
Service Class Shares	1,000.00	1,057.60	0.54%	2.75

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.36	0.29%	$1.45
Service Class Shares	1,000.00	1,022.12	0.54%	2.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.04%

Aerospace & Defense	2.82%
Air Freight & Logistics	1.03%
Airlines	0.07%
Auto Components	0.26%
Automobiles	0.51%
Beverages	2.47%
Biotechnology	1.20%
Building Products	0.03%
Capital Markets	2.25%
Chemicals	2.14%
Commercial Banks	2.64%
Commercial Services & Supplies	0.47%
Communications Equipment	1.94%
Computers & Peripherals	4.17%
Construction & Engineering	0.17%
Construction Materials	0.04%
Consumer Finance	0.82%
Containers & Packaging	0.15%
Distributors	0.07%
Diversified Consumer Services	0.11%
Diversified Financial Services	3.68%
Diversified Telecommunication Services	2.70%
Electric Utilities	1.79%
Electrical Equipment	0.51%
Electronic Equipment, Instruments & Components	0.41%
Energy Equipment & Services	2.31%
Food & Staples Retailing	2.28%
Food Products	1.78%
Gas Utilities	0.08%
Health Care Equipment & Supplies	1.91%
Health Care Providers & Services	2.19%
Health Care Technology	0.08%
Hotels, Restaurants & Leisure	1.75%
Household Durables	0.29%
Household Products	2.09%
Independent Power Producers & Energy Traders	0.17%
Industrial Conglomerates	2.37%
Insurance	3.69%
Internet & Catalog Retail	0.95%
Internet Software & Services	1.62%
IT Services	3.17%
Leisure Equipment & Products	0.13%
Life Sciences Tools & Services	0.51%
Machinery	2.43%
Media	3.25%
Metals & Mining	1.11%
Multiline Retail	0.71%
Multi-Utilities	1.26%
Office Electronics	0.12%
Oil, Gas & Consumable Fuels	10.08%
Paper & Forest Products	0.16%
Personal Products	0.20%
Pharmaceuticals	5.62%
Professional Services	0.10%
Real Estate Investment Trusts	1.62%
Real Estate Management & Development	0.06%
Road & Rail	0.89%
Semiconductors & Semiconductor Equipment	2.36%
Software	3.64%
Specialty Retail	1.81%
Textiles, Apparel & Luxury Goods	0.57%
Thrift & Mortgage Finance	0.08%
Tobacco	1.66%
Trading Companies & Distributors	0.15%
Wireless Telecommunication Services	0.34%

Short-Term Investments	2.14%

Total Value of Securities	100.18%

Liabilities Net of Receivables and Other Assets	(0.18%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	3.27%
Apple	2.54%
International Business Machines	1.69%
Chevron	1.68%
General Electric	1.63%
Microsoft	1.57%
AT&T	1.52%
Johnson & Johnson	1.48%
Proctor & Gamble	1.45%
JPMorgan Chase	1.33%

Total	18.16%

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.04%
	Aerospace & Defense–2.82%
	Boeing	70,518	$5,213,395
	General Dynamics	35,394	2,637,561
	Goodrich	11,283	1,077,527
	Honeywell International	73,901	4,403,761
	ITT	16,977	1,000,455
	L-3 Communications Holdings	11,179	977,604
	Lockheed Martin	26,808	2,170,644
	Northrop Grumman	27,689	1,920,232
	Precision Castparts	13,960	2,298,514
	Raytheon	33,746	1,682,238
	Rockwell Collins	14,667	904,807
	Textron	26,049	615,017
	United Technologies	87,000	7,700,369

			32,602,124

	Air Freight & Logistics–1.03%
	Expeditors International of Washington	21,171	1,083,743
	FedEx	29,540	2,801,869
	Robinson (C.H.) Worldwide	15,225	1,200,339
	United Parcel Service Class B	93,391	6,811,006

			11,896,957

	Airlines–0.07%
	Southwest Airlines	69,962	798,966

			798,966

	Auto Components–0.26%
†	Goodyear Tire & Rubber	22,880	383,698
	Johnson Controls	64,055	2,668,531

			3,052,229

	Automobiles–0.51%
†	Ford Motor	356,746	4,919,528
	Harley-Davidson	22,893	937,926

			5,857,454

	Beverages–2.47%
	Brown-Forman Class B	9,241	690,210
	Coca Cola Enterprises	31,909	931,105
	Coca-Cola	217,030	14,603,949
†	Constellation Brands Class A	15,250	317,505
	Dr Pepper Snapple Group	22,000	922,460
	Molson Coors Brewing Class B	15,060	673,784
	PepsiCo	148,425	10,453,573

			28,592,586

	Biotechnology–1.20%
†	Amgen	88,705	5,175,938
†	Biogen Idec	23,069	2,466,537
†	Celgene	43,801	2,642,076
†	Cephalon	6,500	519,350
†	Gilead Sciences	75,789	3,138,422

			13,942,323

	Building Products–0.03%
	Masco	33,227	399,721

			399,721

	Capital Markets–2.25%
	Ameriprise Financial	22,906	1,321,218
	Bank of New York Mellon	119,534	3,062,461
	BlackRock	8,800	1,687,928
†	E*Trade Financial	23,755	327,819
	Federated Investors Class B	7,090	169,026
	Franklin Resources	13,764	1,807,076
	Goldman Sachs Group	49,216	6,550,156
	Invesco	44,600	1,043,640
	Janus Capital Group	13,111	123,768
	Legg Mason	14,033	459,721
	Morgan Stanley	147,406	3,391,812
	Northern Trust	21,917	1,007,305
	Schwab (Charles)	93,693	1,541,250
¤	State Street	46,199	2,083,113
	T Rowe Price Group	24,778	1,495,105

			26,071,398

	Chemicals–2.14%
	Air Products & Chemicals	20,804	1,988,446
	Airgas	6,100	427,244
	CF Industries Holdings	6,430	910,938
	Dow Chemical	110,413	3,974,868
	duPont (E.I.) deNemours	87,663	4,738,184
	Eastman Chemical	6,724	686,319
	Ecolab	22,839	1,287,663
	FMC	7,000	602,140
	International Flavors & Fragrances	7,772	499,273
	Monsanto	51,466	3,733,344
	PPG Industries	14,633	1,328,530
	Praxair	28,733	3,114,370
	Sherwin-Williams	7,940	665,928
	Sigma-Aldrich	11,354	833,157

			24,790,404

	Commercial Banks–2.64%
	BB&T	67,278	1,805,742
	Comerica	15,561	537,944
	Fifth Third Bancorp	87,637	1,117,372
	First Horizon National	22,495	214,602
	Huntington Bancshares	82,746	542,814
	KeyCorp	83,244	693,423
	M&T Bank	12,321	1,083,632
	Marshall & Ilsley	52,228	416,257
	PNC Financial Services Group	49,723	2,963,988
	Regions Financial	126,033	781,405
	SunTrust Banks	51,762	1,335,460
	U.S. Bancorp	180,972	4,616,595
	Wells Fargo	501,498	14,072,033

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)

	Zions Bancorp	17,221	$413,476

			30,594,743

	Commercial Services & Supplies–0.47%
	Avery Dennison	10,773	416,161
	Cintas	12,026	397,219
	Donnelley (R.R.) & Sons	20,411	400,260
	Iron Mountain	18,900	644,301
	Pitney Bowes	17,268	396,991
	Republic Services	28,040	865,034
†	Stericycle	8,100	721,872
	Waste Management	43,874	1,635,184

			5,477,022

	Communications Equipment–1.94%
	Cisco Systems	517,574	8,079,330
†	F5 Networks	7,100	782,775
	Harris	11,200	504,672
†	JDS Uniphase	19,602	326,569
†	Juniper Networks	51,193	1,612,580
†	Motorola Mobility Holdings	26,042	573,966
†	Motorola Solutions	32,362	1,489,946
	QUALCOMM	157,363	8,936,644
	Tellabs	27,032	124,618

			22,431,100

	Computers & Peripherals–4.17%
†	Apple	87,498	29,370,454
†	Dell	159,941	2,666,216
†	EMC	192,777	5,311,006
	Hewlett-Packard	195,529	7,117,256
†	Lexmark International Class A	6,934	202,889
†	NetApp	35,403	1,868,570
†	SanDisk	23,404	971,266
†	Western Digital	20,800	756,704

			48,264,361

	Construction & Engineering–0.17%
	Fluor	15,920	1,029,387
†	Jacobs Engineering Group	11,870	513,378
†	Quanta Services	20,400	412,080

			1,954,845

	Construction Materials–0.04%
	Vulcan Materials	10,779	415,315

			415,315

	Consumer Finance–0.82%
	American Express	98,340	5,084,177
	Capital One Financial	43,710	2,258,496
	Discover Financial Services	51,090	1,366,658
	SLM	46,292	778,169

			9,487,500

	Containers & Packaging–0.15%
	Ball	17,172	660,435
	Bemis	9,234	311,925
†	Owens-Illinois	15,800	407,798
	Sealed Air	13,503	321,236

			1,701,394

	Distributors–0.07%
	Genuine Parts	15,844	861,914

			861,914

	Diversified Consumer Services–0.11%
†	Apollo Group Class A	11,215	489,871
	Block (H&R)	26,456	424,354
	DeVry	5,500	325,215

			1,239,440

	Diversified Financial Services–3.68%
	Bank of America	961,974	10,543,235
	Citigroup	275,168	11,457,996
	CME Group	6,201	1,808,150
†	IntercontinentalExchange	7,344	915,870
	JPMorgan Chase	376,647	15,419,928
	Leucadia National	16,871	575,301
	Moody’s	17,408	667,597
†	Nasdaq OMX Group	14,800	374,440
	NYSE Euronext	23,756	814,118

			42,576,635

	Diversified Telecommunication Services–2.70%
	AT&T	561,017	17,621,544
	CenturyLink	56,767	2,295,090
	Frontier Communications	86,054	694,456
	Verizon Communications	268,649	10,001,802
	Windstream	45,464	589,213

			31,202,105

	Electric Utilities–1.79%
	American Electric Power	45,551	1,716,362
	Duke Energy	124,789	2,349,777
	Edison International	31,621	1,225,314
	Entergy	17,093	1,167,110
	Exelon	61,933	2,653,210
	FirstEnergy	38,354	1,693,329
	NextEra Energy	40,349	2,318,454
	Northeast Utilities	15,700	552,169
	Pepco Holdings	22,154	434,883
	Pinnacle West Capital	9,153	408,041
	PPL	54,559	1,518,377
	Progress Energy	28,342	1,360,699
	Southern	80,689	3,258,221

			20,655,946

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Electrical Equipment–0.51%
	Emerson Electric	70,628	$3,972,825
	Rockwell Automation	13,246	1,149,223
	Roper Industries	9,400	783,020

			5,905,068

	Electronic Equipment, Instruments & Components–0.41%
	Amphenol Class A	15,500	836,845
	Corning	149,856	2,719,886
	FLIR Systems	13,500	455,085
	Jabil Circuit	19,931	402,606
	Molex	11,045	284,630

			4,699,052

	Energy Equipment & Services–2.31%
	Baker Hughes	41,323	2,998,397
†	Cameron International	22,590	1,136,051
	Diamond Offshore Drilling	5,800	408,378
†	FMC Technologies	21,800	976,422
	Halliburton	86,308	4,401,708
	Helmerich & Payne	9,400	621,528
†	Nabors Industries	24,794	610,924
	National Oilwell Varco	39,115	3,059,184
	Noble	22,600	890,666
†	Rowan	12,410	481,632
	Schlumberger	128,382	11,092,205

			26,677,095

	Food & Staples Retailing–2.28%
	Costco Wholesale	41,381	3,361,792
	CVS Caremark	128,821	4,841,093
	Kroger	59,377	1,472,550
	Safeway	32,696	764,106
	SUPERVALU	20,456	192,491
	Sysco	52,991	1,652,259
	Walgreen	85,479	3,629,438
	Wal-Mart Stores	179,987	9,564,510
	Whole Foods Market	15,121	959,427

			26,437,666

	Food Products–1.78%
	Archer-Daniels-Midland	65,722	1,981,518
	Campbell Soup	19,360	668,888
	ConAgra Foods	39,581	1,021,586
†	Dean Foods	18,198	223,289
	General Mills	60,766	2,261,711
	Heinz (H.J.)	29,816	1,588,596
	Hershey	14,695	835,411
	Hormel Foods	11,200	333,872
	Kellogg	22,671	1,254,160
	Kraft Foods Class A	167,580	5,903,844
	McCormick	13,823	685,206
	Mead Johnson Nutrition	19,709	1,331,343
	Sara Lee	60,433	1,147,623
	Smucker (J.M.)	11,153	852,535
	Tyson Foods Class A	25,782	500,686

			20,590,268

	Gas Utilities–0.08%
	Nicor	4,719	258,318
	Oneok	9,300	688,293

			946,611

	Health Care Equipment & Supplies–1.91%
	Bard (C.R.)	8,690	954,683
	Baxter International	55,302	3,300,977
	Becton Dickinson	20,877	1,798,971
†	Boston Scientific	137,439	949,703
†	CareFusion	20,457	555,817
	Covidien	47,700	2,539,071
	DENTSPLY International	12,900	491,232
†	Edwards Lifesciences	10,600	924,108
†	Intuitive Surgical	3,900	1,451,229
	Medtronic	102,433	3,946,744
	St. Jude Medical	31,115	1,483,563
	Stryker	31,131	1,827,078
†	Varian Medical Systems	10,525	736,961
†	Zimmer Holdings	18,506	1,169,579

			22,129,716

	Health Care Providers & Services–2.19%
	Aetna	36,010	1,587,681
	AmerisourceBergen	26,020	1,077,228
	Cardinal Health	32,315	1,467,747
	CIGNA	25,370	1,304,779
†	Coventry Health Care	13,248	483,155
†	DaVita	8,400	727,524
†	Express Scripts	50,568	2,729,661
	Humana	16,482	1,327,460
†	Laboratory Corporation of America Holdings	9,217	892,113
	McKesson	23,492	1,965,106
†	Medco Health Solutions	37,862	2,139,960
	Patterson	10,076	331,400
	Quest Diagnostics	15,166	896,311
†	Tenet Healthcare	50,068	312,424
	UnitedHealth Group	103,086	5,317,176
	WellPoint	34,670	2,730,956

			25,290,681

	Health Care Technology–0.08%
†	Cerner	14,200	867,762

			867,762

	Hotels, Restaurants & Leisure–1.75%
	Carnival	39,573	1,489,132
†	Chipotle Mexican Grill	2,800	862,932

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Hotels, Restaurants & Leisure (continued)

	Darden Restaurants	11,938	$594,035
	International Game Technology	24,567	431,888
	Marriott International Class A	26,927	955,639
	McDonald’s	97,791	8,245,737
	Starbucks	70,682	2,791,232
	Starwood Hotels & Resorts Worldwide	17,444	977,562
	Wyndham Worldwide	16,869	567,642
	Wynn Resorts	6,900	990,426
	Yum Brands	43,203	2,386,534

			20,292,759

	Household Durables–0.29%
	DR Horton	26,459	304,808
	Fortune Brands	13,793	879,580
	Harman International Industries	7,420	338,129
	Leggett & Platt	13,081	318,915
	Lennar Class A	15,807	286,897
	Newell Rubbermaid	29,194	460,681
†	Pulte Group	33,795	258,870
	Whirlpool	6,482	527,116

			3,374,996

	Household Products–2.09%
	Clorox	13,131	885,555
	Colgate-Palmolive	45,759	3,999,794
	Kimberly-Clark	38,072	2,534,072
	Procter & Gamble	263,644	16,759,849

			24,179,270

	Independent Power Producers & Energy Traders–0.17%
†	AES	62,556	796,964
	Constellation Energy Group	18,591	705,714
†	NRG Energy	21,000	516,180

			2,018,858

	Industrial Conglomerates–2.37%
	3M	67,657	6,417,266
	General Electric	998,716	18,835,784
	Tyco International	44,300	2,189,749

			27,442,799

	Insurance–3.69%
	ACE	31,900	2,099,658
	AFLAC	44,291	2,067,504
	Allstate	51,158	1,561,854
†	American International Group	40,719	1,193,881
	AON	32,222	1,652,989
	Assurant	11,144	404,193
†	Berkshire Hathaway	162,702	12,591,507
	Chubb	28,263	1,769,546
	Cincinnati Financial	15,339	447,592
†	Genworth Financial	43,594	448,146
	Hartford Financial Services Group	40,343	1,063,845
¤	Lincoln National	28,183	802,934
	Loews	29,510	1,242,076
	Marsh & McLennan	52,850	1,648,392
	MetLife	100,026	4,388,141
	Principal Financial Group	31,482	957,682
	Progressive	61,612	1,317,265
	Prudential Financial	45,480	2,892,073
	Torchmark	7,871	504,846
	Travelers	39,624	2,313,249
	Unum Group	29,236	744,933
	XL Group	27,877	612,736

			42,725,042

	Internet & Catalog Retail–0.95%
†	Amazon.com	33,634	6,877,817
	Expedia	19,029	551,651
†	NetFlix	4,300	1,129,567
†	priceline.com	4,710	2,411,190

			10,970,225

	Internet Software & Services–1.62%
†	Akamai Technologies	18,897	594,689
†	eBay	108,709	3,508,039
†	Google Class A	23,826	12,065,010
†	Monster Worldwide	10,518	154,194
	VeriSign	17,259	577,486
†	Yahoo	120,486	1,812,109

			18,711,527

	IT Services–3.17%
	Automatic Data Processing	47,245	2,488,867
†	Cognizant Technology Solutions Class A	28,081	2,059,461
	Computer Sciences	14,121	536,033
	Fidelity National Information Services	26,014	800,971
†	Fiserv	13,951	873,751
	International Business Machines	114,140	19,580,717
	Mastercard Class A	9,200	2,772,328
	Paychex	29,554	907,899
†	SAIC	25,000	420,500
†	Teradata	15,132	910,946
	Total System Services	14,143	262,777
	Visa Class A	46,100	3,884,386
	Western Union	59,282	1,187,418

			36,686,054

	Leisure Equipment & Products–0.13%
	Hasbro	12,677	556,901
	Mattel	32,708	899,143

			1,456,044

	Life Sciences Tools & Services–0.51%
†	Agilent Technologies	31,688	1,619,574

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Life Sciences Tools & Services (continued)

†	Life Technologies	17,366	$904,248
	PerkinElmer	9,741	262,130
†	Thermo Fisher Scientific	36,285	2,336,390
†	Waters	8,659	829,013

			5,951,355

	Machinery–2.43%
	Caterpillar	60,486	6,439,341
	Cummins	18,852	1,950,993
	Danaher	50,372	2,669,212
	Deere	39,390	3,247,706
	Dover	17,520	1,187,856
	Eaton	31,834	1,637,859
	Flowserve	5,600	615,384
	Illinois Tool Works	47,104	2,660,905
	Ingersoll-Rand	31,900	1,448,579
	Joy Global	9,400	895,256
	PACCAR	34,348	1,754,839
	Pall	9,906	557,014
	Parker Hannifin	15,829	1,420,494
	Snap-On	6,637	414,680
	Stanley Black & Decker	16,644	1,199,200

			28,099,318

	Media–3.25%
	Cablevision Systems Class A	21,100	764,031
	CBS Class B	63,159	1,799,400
	Comcast Class A	258,568	6,552,113
†	DIRECTV Group	72,454	3,682,112
†	Discovery Communications Class A	26,500	1,085,440
	Disney (Walt)	178,459	6,967,040
	Gannett	25,171	360,449
	Interpublic Group	43,376	542,200
	McGraw-Hill	28,701	1,202,859
	News Class A	212,332	3,758,276
	Omnicom Group	26,779	1,289,677
	Scripps Networks Interactive Class A	8,056	393,777
	Time Warner	101,225	3,681,553
	Time Warner Cable	31,791	2,480,970
	Viacom Class B	57,140	2,914,140
	Washington Post Class B	433	181,405

			37,655,442

	Metals & Mining–1.11%
	AK Steel Holding	9,100	143,416
	Alcoa	102,284	1,622,224
	Allegheny Technologies	8,997	571,040
	Cliffs Natural Resources	14,200	1,312,790
	Freeport-McMoRan Copper & Gold	89,120	4,714,448
	Newmont Mining	46,330	2,500,430
	Nucor	31,001	1,277,861
	Tittanium Metals	5,984	109,627
	United States Steel	12,674	583,511

			12,835,347

	Multiline Retail–0.71%
†	Big Lots	6,206	205,729
	Family Dollar Stores	12,667	665,778
	Kohl’s	26,631	1,331,816
	Macy’s	41,050	1,200,302
	Nordstrom	14,884	698,655
	Penney (J.C.)	21,499	742,575
†	Sears Holdings	3,703	264,542
	Target	67,194	3,152,071

			8,261,468

	Multi-Utilities–1.26%
	Ameren	24,010	692,448
	CenterPoint Energy	38,841	751,573
	CMS Energy	21,104	415,538
	Consolidated Edison	27,935	1,487,259
	Dominion Resources	53,375	2,576,410
	DTE Energy	15,631	781,863
	Integrys Energy Group	7,753	401,916
	NiSource	24,558	497,300
	PG&E	38,534	1,619,584
	Public Service Enterprise Group	46,729	1,525,235
	SCANA	10,800	425,196
	Sempra Energy	23,065	1,219,677
	TECO Energy	21,147	399,467
	Wisconsin Energy	23,500	736,725
	Xcel Energy	43,150	1,048,545

			14,578,736

	Office Electronics–0.12%
	Xerox	137,895	1,435,487

			1,435,487

	Oil, Gas & Consumable Fuels–10.08%
†	Alpha Natural Resources	21,201	963,351
	Anadarko Petroleum	46,561	3,574,022
	Apache	36,073	4,451,047
	Cabot Oil & Gas	9,000	596,790
	Chesapeake Energy	61,701	1,831,903
	Chevron	189,300	19,467,612
	ConocoPhillips	134,521	10,114,634
	Consol Energy	20,528	995,197
†	Denbury Resources	37,300	746,000
	Devon Energy	40,004	3,152,715
	El Paso	74,480	1,504,496
	EOG Resources	25,420	2,657,661
	EQT	13,800	724,776
	Exxon Mobil	464,622	37,810,939
	Hess	28,765	2,150,471
	Marathon Oil	66,308	3,493,105

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels (continued)

	Murphy Oil	17,902	$1,175,445
†	Newfield Exploration	11,800	802,636
	Noble Energy	17,354	1,555,439
	Occidental Petroleum	76,405	7,949,176
	Peabody Energy	26,512	1,561,822
	Pioneer Natural Resources	10,700	958,399
	QEP Resources	16,554	692,454
	Range Resources	14,452	802,086
†	Southwestern Energy	31,300	1,342,144
	Spectra Energy	61,600	1,688,456
	Sunoco	10,166	424,024
†	Tesoro	14,642	335,448
	Valero Energy	55,094	1,408,754
	Williams	56,705	1,715,326

			116,646,328

	Paper & Forest Products–0.16%
	International Paper	42,618	1,270,869
	MeadWestvaco	16,643	554,378

			1,825,247

	Personal Products–0.20%
	Avon Products	41,138	1,151,864
	Estee Lauder Class A	10,985	1,155,512

			2,307,376

	Pharmaceuticals–5.62%
	Abbott Laboratories	145,884	7,676,416
	Allergan	28,271	2,353,561
	Bristol-Myers Squibb	161,260	4,670,090
†	Forest Laboratories	26,891	1,057,892
†	Hospira	15,664	887,522
	Johnson & Johnson	258,156	17,172,536
	Lilly (Eli)	97,081	3,643,450
	Merck	293,035	10,341,205
†	Mylan	43,898	1,082,964
	Pfizer	744,229	15,331,117
†	Watson Pharmaceuticals	11,714	805,103

			65,021,856

	Professional Services–0.10%
	Dun & Bradstreet	5,000	377,700
	Equifax	11,359	394,385
	Robert Half International	13,474	364,202

			1,136,287

	Real Estate Investment Trusts–1.62%
	Apartment Investment & Management	10,282	262,499
	AvalonBay Communities	7,984	1,025,146
	Boston Properties	13,909	1,476,579
	Equity Residential	28,462	1,707,720
	HCP	38,840	1,425,040
	Health Care REIT	17,200	901,796
	Host Hotels & Resorts	66,588	1,128,667
	Kimco Realty	34,951	651,487
	Plum Creek Timber	13,875	562,493
	ProLogis	44,500	1,594,880
	Public Storage	13,016	1,483,954
	Simon Property Group	27,388	3,183,306
	Ventas	16,200	853,902
	Vornado Realty Trust	15,093	1,406,366
	Weyerhaeuser	51,260	1,120,544

			18,784,379

	Real Estate Management & Development–0.06%
†	CB Richard Ellis Group Class A	26,553	666,746

			666,746

	Road & Rail–0.89%
	CSX	102,213	2,680,025
	Norfolk Southern	34,676	2,598,273
	Ryder System	3,905	221,999
	Union Pacific	46,252	4,828,709

			10,329,006

	Semiconductors & Semiconductor Equipment–2.36%
†	Advanced Micro Devices	54,883	383,632
	Altera	30,536	1,415,344
	Analog Devices	27,357	1,070,753
	Applied Materials	126,362	1,643,970
	Broadcom Class A	46,786	1,573,881
†	First Solar	4,770	630,928
	Intel	499,490	11,068,699
	KLA-Tencor	14,821	599,954
	Linear Technology	20,578	679,486
†	LSI	53,087	377,979
†	MEMC Electronic Materials	17,821	152,013
	Microchip Technology	17,741	672,561
†	Micron Technology	78,784	589,304
	National Semiconductor	23,972	589,951
†	Novellus Systems	8,032	290,276
†	NVIDIA	53,258	848,666
†	Teradyne	19,663	291,012
	Texas Instruments	108,360	3,557,460
	Xilinx	24,454	891,837

			27,327,706

	Software–3.64%
†	Adobe Systems	49,119	1,544,793
†	Autodesk	21,437	827,468
†	BMC Software	16,375	895,713
	CA	37,504	856,591
†	Citrix Systems	16,927	1,354,160
†	Compuware	16,340	159,478
†	Electronics Arts	33,652	794,187
†	Intuit	26,110	1,354,065

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software (continued)

	Microsoft	698,874	$18,170,725
	Oracle	367,139	12,082,544
†	Red Hat	19,400	890,460
†	Salesforce.com	11,800	1,757,964
†	Symantec	74,427	1,467,700

			42,155,848

	Specialty Retail–1.81%
	Abercrombie & Fitch	8,632	577,653
†	AutoNation	6,035	220,941
†	AutoZone	2,489	733,882
†	Bed Bath & Beyond	23,112	1,349,047
	Best Buy	30,120	946,069
†	CarMax	20,300	671,321
†	GameStop Class A	11,644	310,545
	Gap	38,718	700,796
	Home Depot	153,193	5,548,651
	Limited Brands	26,065	1,002,199
	Lowe’s	123,047	2,868,226
†	O’Reilly Automotive	12,700	831,977
	Ross Stores	10,500	841,260
	Staples	69,645	1,100,391
	Tiffany & Co	12,028	944,439
	TJX	38,141	2,003,547
†	Urban Outfitters	11,600	326,540

			20,977,484

	Textiles, Apparel & Luxury Goods–0.57%
	Coach	26,862	1,717,288
	NIKE Class B	35,432	3,188,172
	Polo Ralph Lauren	6,358	843,134
	VF	8,131	882,701

			6,631,295

	Thrift & Mortgage Finance–0.08%
	Hudson City Bancorp	50,202	411,154
	People’s United Financial	36,200	486,528

			897,682

	Tobacco–1.66%
	Altria Group	196,735	5,195,771
	Lorillard	13,825	1,505,128
	Philip Morris International	168,911	11,278,187
	Reynolds American	31,638	1,172,188

			19,151,274

	Trading Companies & Distributors–0.15%
	Fastenal	26,000	935,740
	Grainger (W.W.)	5,083	781,003

			1,716,743

	Wireless Telecommunication Services–0.34%
†	American Tower Class A	37,662	1,969,722
†	MetroPCS Communications	26,800	461,228
†	Sprint Nextel	270,004	1,455,322

			3,886,272

	Total Common Stock (Cost $986,187,237)		1,134,546,657

	SHORT-TERM INVESTMENTS–2.14%
	Money Market Mutual Fund–2.03%
	Dreyfus Treasury & Agency Cash Management Fund	23,420,369	23,420,369

			23,420,369

		Principal
		Amount
		(U.S. $)

¥≠	U.S. Treasury Obligations–0.11%
	U.S. Treasury Bills 0.022% 8/25/11	$425,000	424,997
	0.041% 7/7/11	848,000	847,999

			1,272,996

	Total Short-Term Investments (Cost $24,693,349)		24,693,365

TOTAL VALUE OF SECURITIES–100.18% (Cost $1,010,880,586)	1,159,240,022

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(2,049,103)

NET ASSETS APPLICABLE TO 124,006,741 SHARES OUTSTANDING–100.00%	$1,157,190,919

NET ASSET VALUE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($703,389,968 / 75,356,731 Shares)	$9.334

NET ASSET VALUE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($453,800,951 / 48,650,010 Shares)	$9.328

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$1,056,878,302
Undistributed net investment income	12,225,493
Accumulated net realized loss on investments	(60,948,930)
Net unrealized appreciation of investments	149,036,054

Total net assets	$1,157,190,919

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

¥	Fully or partially pledged as collateral for futures contracts.

REIT – Real Estate Investment Trust

¤	Considered an affiliated company. See Note 2 in “Notes to Financial Statements.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Loss	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	6/30/11	Income
Lincoln National	$783,769	$—	$—	$—	$802,934	$2,818
State Street	2,062,084	84,373	—	—	2,083,113	16,632

	$2,845,853				$2,886,047

1 The following futures contract was outstanding at June 30, 2011:

Futures Contract

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contract to Buy	Cost	Value	Date	(Depreciation)

315 S&P 500 E-mini	$20,044,340	$20,719,125	9/16/11	$674,785

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$10,762,511
Interest	453

10,762,964

EXPENSES:
Management fees	1,185,945
Distribution expenses-Service Class	561,380
Accounting and administration expenses	255,465
S&P license fees	56,921
Reports and statements to shareholders	52,845
Professional fees	22,243
Trustees’ fees	15,234
Custodian fees	6,208
Pricing fees	2,526
Other	15,083

Total operating expenses	2,173,850

NET INVESTMENT INCOME	8,589,114

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(150,110)
Futures contracts	717,612

Net realized gain	567,502
Net change in unrealized appreciation/depreciation of investments	52,602,096

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	53,169,598

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,758,712

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/11	Year Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,589,114	$13,369,476
Net realized gain (loss) on investments	567,502	(7,658,291)
Net change in unrealized appreciation/depreciation of investments	52,602,096	120,599,089

Net increase in net assets resulting from operations	61,758,712	126,310,274

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,199,216)
Service Class	—	(3,606,434)

	—	(9,805,650)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	134,917,054	165,860,933
Service Class	47,903,926	206,555,880
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,199,216
Service Class	—	3,606,434

	182,820,980	382,222,463

Cost of shares repurchased:
Standard Class	(83,277,812)	(102,974,725)
Service Class	(57,277,812)	(49,530,873)
	(140,555,624)	(152,505,598)

Increase in net assets derived from capital share transactions	42,265,356	229,716,865

NET INCREASE IN NET ASSETS	104,024,068	346,221,489
NET ASSETS:
Beginning of period	1,053,166,851	706,945,362

End of period (including undistributed net investment income of $12,225,493 and $3,636,379, respectively)	$1,157,190,919	$1,053,166,851

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA S&P 500 Index Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08[3]	12/31/07	12/31/06

Net asset value, beginning of period	$8.815	$7.768	$6.237	$10.318	$9.916	$8.718

Income (loss) from investment operations:
Net investment income[4]	0.075	0.137	0.131	0.177	0.183	0.154
Net realized and unrealized gain (loss) on investments	0.444	1.004	1.495	(4.011)	0.333	1.185

Total from investment operations	0.519	1.141	1.626	(3.834)	0.516	1.339

Less dividends and distributions from:
Net investment income	—	(0.094)	(0.095)	(0.170)	(0.114)	(0.141)
Return of capital	—	—	—	(0.077)	—	—

Total dividends and distributions	—	(0.094)	(0.095)	(0.247)	(0.114)	(0.141)

Net asset value, end of period	$9.334	$8.815	$7.768	$6.237	$10.318	$9.916

Total return[5]	5.89%	14.73%	26.11%	(37.19% )	5.23%	15.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$703,390	$614,978	$478,447	$338,927	$504,728	$236,510
Ratio of expenses to average net assets	0.29%	0.30%	0.31%	0.28%	0.28%	0.28%
Ratio of expenses to average net assets
prior to expenses waived/reimbursed and expense paid indirectly	0.29%	0.30%	0.32%	0.33%	0.32%	0.34%
Ratio of net investment income to average net assets	1.65%	1.72%	1.97%	2.07%	1.75%	1.69%
Ratio of net investment income to average net assets
prior to expenses waived/reimbursed and expense paid indirectly	1.65%	1.72%	1.96%	2.02%	1.71%	1.63%
Portfolio turnover	1%	5%	21%	12%	25%	4%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. S&P 500 Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–12

LVIP SSgA S&P 500 Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Service Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08[2]	12/31/07

Net asset value, beginning of period	$8.820	$7.773	$6.243	$10.314	$10.412

Income (loss) from investment operations:
Net investment income[4]	0.064	0.118	0.114	0.157	0.130
Net realized and unrealized gain (loss) on investments	0.444	1.003	1.494	(4.006)	(0.128)

Total from investment operations	0.508	1.121	1.608	(3.849)	0.002

Less dividends and distributions from:
Net investment income	—	(0.074)	(0.078)	(0.145)	(0.100)
Return of capital	—	—	—	(0.077)	—

Total dividends and distributions	—	(0.074)	(0.078)	(0.222)	(0.100)

Net asset value, end of period	$9.328	$8.820	$7.773	$6.243	$10.314

Total return[5]	5.76%	14.45%	25.78%	(37.34% )	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$453,801	$438,189	$228,498	$70,614	$21,295
Ratio of expenses to average net assets	0.54%	0.55%	0.56%	0.53%	0.53%
Ratio of expenses to average net assets
prior to expenses waived/reimbursed and expense paid indirectly	0.54%	0.55%	0.57%	0.58%	0.57%
Ratio of net investment income to average net assets	1.40%	1.47%	1.72%	1.82%	1.83%
Ratio of net investment income to average net assets
prior to expenses waived/reimbursed and expense paid indirectly	1.40%	1.47%	1.71%	1.77%	1.79%
Portfolio turnover	1%	5%	21%	12%	25%[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
 Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–13

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP SSgA S&P 500 Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of average daily net assets in excess of $1 billion.

LVIP SSgA S&P 500 Index Fund–14

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.015% of the first $1 billion of the Fund’s average daily net assets; and 0.01% of the Fund’s average daily net assets in excess of $1 billion, subject to an annual minimum of $100,000.

The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National, the parent company of LIAC.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $55,526 and $5,038, respectively.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$196,478
Distribution fees payable to LFD	90,783

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $61,413,775 and sales of $7,655,596 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes was estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $1,063,809,447. At June 30, 2011, net unrealized appreciation was $95,430,575, of which $199,046,234 related to unrealized appreciation of investments and $103,615,659 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total
Common Stock	$1,134,546,657	$—	$1,134,546,657
Short-Term Investments	23,420,369	1,272,996	24,693,365

Total	$1,157,967,026	$1,272,996	$1,159,240,022

Futures Contract	$674,785	$—	$674,785

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

LVIP SSgA S&P 500 Index Fund–15

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$9,805,650

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,056,878,302
Undistributed ordinary income	12,225,493
Realized gains 1/1/11–6/30/11	705,491
Capital loss carryforwards as of 12/31/10	(8,377,777)
Unrealized appreciation of investments	95,759,410

Net assets	$1,157,190,919

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, return of capital from investment and market-to-market on futures contracts.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $1,451,444 and expires in 2016, and $6,926,333 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $705,491, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	14,614,372	20,531,544
Service Class	5,210,708	25,991,516

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	723,447
Service Class	—	420,526

	19,825,080	47,667,033

Shares repurchased:
Standard Class	(9,023,865)	(13,083,705)
Service Class	(6,242,989)	(6,126,080)

	(15,266,854)	(19,209,785)

Net increase	4,558,226	28,457,248

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known

LVIP SSgA S&P 500 Index Fund–16

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA S&P 500 Index Fund–17

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP SSgA Small-Cap Index Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	25
Statements of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	28

LVIP SSgA Small-Cap Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,059.70	0.43%	$2.20
Service Class Shares	1,000.00	1,058.40	0.68%	3.47

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,021.42	0.68%	3.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.16%

Aerospace & Defense	1.82%
Air Freight & Logistics	0.36%
Airlines	0.62%
Auto Components	0.96%
Automobiles	0.02%
Beverages	0.23%
Biotechnology	3.58%
Building Products	0.65%
Capital Markets	2.00%
Chemicals	2.19%
Commercial Banks	5.48%
Commercial Services & Supplies	2.51%
Communications Equipment	2.35%
Computers & Peripherals	0.69%
Construction & Engineering	0.74%
Construction Materials	0.19%
Consumer Finance	0.70%
Containers & Packaging	0.22%
Distributors	0.18%
Diversified Consumer Services	1.36%
Diversified Financial Services	0.44%
Diversified Telecommunications Services	0.83%
Electric Utilities	1.27%
Electrical Equipment	1.36%
Electronic Equipment, Instruments & Components	2.49%
Energy Equipment & Services	2.21%
Food & Staples Retailing	0.96%
Food Products	1.33%
Gas Utilities	1.12%
Health Care Equipment & Supplies	3.11%
Health Care Providers & Services	3.07%
Health Care Technology	0.51%
Hotels, Restaurants & Leisure	2.64%
Household Durables	0.87%
Household Products	0.06%
Independent Power Producers & Energy Traders	0.17%
Industrial Conglomerates	0.20%
Insurance	2.42%
Internet & Catalog Retail	0.40%
Internet Software & Services	2.03%
IT Services	1.96%
Leisure Equipment & Products	0.41%
Life Sciences Tools & Services	0.46%
Machinery	3.18%
Marine	0.06%
Media	1.40%
Metals & Mining	1.75%
Multiline Retail	0.25%
Multi-Utilities & Unregulated Power	0.37%
Oil, Gas & Consumable Fuels	4.77%
Paper & Forest Products	0.51%
Personal Products	0.40%
Pharmaceuticals	1.54%
Professional Services	1.34%
Real Estate Investment Trusts	7.96%
Real Estate Management & Development	0.13%
Road & Rail	1.20%
Semiconductors & Semiconductor Equipment	4.10%
Software	4.50%
Specialty Retail	3.12%
Textiles, Apparel & Luxury Goods	1.62%
Thrift & Mortgage Finance	1.17%
Tobacco	0.18%
Trading Companies & Distributors	0.99%
Transportation Infrastructure	0.02%
Water Utilities	0.21%
Wireless Telecommunication Services	0.22%

Right	0.00%

Warrant	0.00%

Short-Term Investments	1.79%

Total Value of Securities	99.95%

Receivables and Other Assets Net of Liabilities	0.05%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

HealthSpring	0.25%
MFA Financial	0.23%
Sotheby’s	0.23%
Rosetta Resources	0.22%
NetLogic Technology	0.22%
Parametric Technology	0.22%
Tenneco	0.21%
CBL & Associates Properties	0.21%
Berry Petroleum Class A	0.21%
Complete Production Services	0.21%

Total	2.21%

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.16%
	Aerospace & Defense–1.82%
	AAR	10,678	$289,267
†	AeroVironment	4,346	153,631
	American Science & Engineering	2,705	216,400
†	Astronics	2,700	83,160
†	Ceradyne	7,157	279,051
	Cubic	4,460	227,415
	Curtiss-Wright	12,397	401,291
†	DigitalGlobe	9,800	249,018
	Ducommun	2,400	49,368
†	Esterline Technologies	8,157	623,196
†	GenCorp	16,050	103,041
†	GeoEye	5,838	218,341
	HEICO	11,433	625,843
†	Hexcel	27,906	610,863
†	KEYW Holding	3,500	43,365
†	Kratos Defense & Security Solutions	8,100	98,496
†	LMI Aerospace	3,300	80,619
†	Moog Class A	12,212	531,466
	National Presto Industries	1,244	126,254
†	Orbital Sciences	16,539	278,682
†	TASER International	19,437	88,438
†	Teledyne Technologies	9,806	493,830
	Triumph Group	5,156	513,434

			6,384,469

	Air Freight & Logistics–0.36%
†	Air Transport Services Group	13,600	93,160
†	Atlas Air Worldwide Holdings	6,957	414,012
	Forward Air	8,548	288,837
†	HUB Group Class A	10,170	383,002
†	Pacer International	7,720	36,438
†	Park-Ohio Holdings	2,100	44,394

			1,259,843

	Airlines–0.62%
†	Alaska Air Group	10,178	696,786
†	Allegiant Travel	4,069	201,416
†	Hawaiian Holdings	15,300	87,210
†	JetBlue Airways	67,084	409,212
†	Republic Airways Holdings	16,847	91,985
	SkyWest	16,173	243,565
†	Spirit Airlines	4,700	56,353
†	US Airways Group	44,300	394,713

			2,181,240

	Auto Components–0.96%
†	American Axle & Manufacturing Holdings	20,395	232,095
†	Amerigon	5,306	92,218
	Cooper Tire & Rubber	17,236	341,100
†	Dana Holdings	38,700	708,210
†	Dorman Products	2,900	114,782
	Drew Industries	5,195	128,420
†	Exide Technologies	21,739	166,086
†	Fuel Systems Solutions	4,000	99,800
†	Modine Manufacturing	13,016	200,056
†	Motorcar Parts of America	3,600	54,036
	Shiloh Industries	1,800	19,404
	Spartan Motors	12,860	69,444
	Standard Motor Products	6,200	94,426
†	Stoneridge	7,555	111,361
	Superior Industries International	6,614	146,236
†	Tenneco	17,073	752,407
†	Tower International	2,300	40,687

			3,370,768

	Automobiles–0.02%
†	Winnebago Industries	7,964	76,932

			76,932

	Beverages–0.23%
†	Boston Beer Class A	2,244	201,062
†	Central European Distribution	20,200	226,240
	Coca-Cola Bottling Consolidated	1,191	80,583
†	Heckmann	29,700	179,388
	MGP Ingredients	3,100	27,001
	National Beverage	3,006	44,038
†	Primo Water	3,300	47,487

			805,799

	Biotechnology–3.58%
†	Achillion Pharmaceuticals	11,600	86,304
†	Acorda Therapeutics	11,251	363,520
†	Affymax	11,870	81,547
†	Alkermes	27,447	510,514
†	Allos Therapeutics	20,467	43,799
†	Alnylam Pharmaceuticals	9,953	93,260
†	AMAG Pharmaceuticals	5,319	99,997
†	Anacor Pharmaceuticals	4,300	27,778
†	Anthera Pharmaceuticals	5,300	43,301
†	Ardea Biosciences	5,000	127,300
†	Arena Pharmaceuticals	27,677	37,641
†	Ariad Pharmaceuticals	36,680	415,584
†	ArQule	11,837	73,981
†	Array Biopharma	11,395	25,525
†	AVEO Pharmaceuticals	7,500	154,575
†	AVI BioPharma	33,000	47,190
†	BioCryst Pharmaceuticals	5,300	20,246
†	BioMimetic Therapeutics	3,990	20,429
†	Biosante Pharmaceuticals	31,900	87,725
†	BioSpecifics Technologies	1,100	24,640
†	BioTime	5,600	28,728
†	Cell Therapeutics	48,000	75,600
†	Celldex Therapeutics	17,200	61,060
†	Cepheid	16,169	560,094
†	Chelsea Therapeutics International	10,700	54,570

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Biotechnology (continued)

†	Codexis	7,162	$68,970
†	Cubist Pharmaceuticals	16,676	600,169
†	Curis	17,800	63,724
†	Cytori Therapeutics	13,300	63,707
†	Dusa Pharmaceuticals	7,500	46,650
†	Dyax	20,500	40,590
†	Dynavax Technologies	35,200	96,800
†	Emergent BioSolutions	6,898	155,550
†	Enzon Pharmaceuticals	13,598	136,660
†	Exact Sciences	17,000	146,200
†	Exelixis	37,002	331,538
†	Genomic Health	4,498	125,539
†	Geron	34,535	138,485
†	Halozyme Therapeutic	24,813	171,458
†	Idenix Pharmaceuticals	19,472	97,360
†	Immunogen	22,100	269,399
†	Immunomedics	20,395	83,008
†	Incyte	23,485	444,806
†	Infinity Pharmaceuticals	5,200	42,952
†	Inhibitex	13,000	50,960
†	Insmed	7,200	86,328
†	InterMune	13,774	493,798
†	Ironwood Pharmaceuticals	14,000	220,080
†	Isis Pharmaceuticals	25,746	235,833
†	Keryx Biopharmaceuticals	24,000	113,520
†	Lexicon Genetics	55,700	98,032
†	Ligand Pharmaceuticals Class B	4,128	49,330
†	MannKind	19,011	72,242
	Maxygen	13,175	72,067
†	Medivation	9,276	198,785
†	Metabolix	11,408	81,453
†	Micromet	25,400	145,796
†	Momenta Pharmaceuticals	12,411	241,518
†	Nabi Biopharmaceuticals	10,143	54,569
†	Neurocrine Biosciences	13,428	108,095
†	Novavax	25,100	50,702
†	NPS Pharmaceuticals	21,900	206,955
†	Nymox Pharmaceutical	4,200	35,070
†	OncoGenex Pharmaceutical	2,900	49,387
†	Oncothyreon	11,900	109,361
†	ONYX Pharmaceuticals	17,393	613,973
†	Opko Health	23,400	86,346
†	Orexigen Therapeutics	6,784	10,787
†	Osiris Therapeutics	2,660	20,588
	PDL BioPharma	38,300	224,821
†	Peregrine Pharmaceuticals	13,300	24,738
†	Pharmacyclics	13,200	137,808
†	PharmAthene	17,000	49,980
†	Progenics Pharmaceuticals	7,468	53,620
†	Raptor Pharmaceuticals	9,600	59,424
†	Rigel Pharmaceuticals	19,227	176,312
†	Sangamo Biosciences	12,600	74,214
†	Savient Pharmaceuticals	21,998	164,765
†	SciClone Pharmaceuticals	10,300	62,212
†	Seattle Genetics	27,179	557,713
†	SIGA Technologies	8,800	85,712
†	Spectrum Pharmaceuticals	16,300	151,020
†	SuperGen	14,500	43,210
†	Syntha Pharmaceuticals	8,906	44,797
†	Targacept	7,400	155,918
†	Theravance	18,000	399,780
†	Vanda Pharmaceuticals	5,800	41,412
†	Vical	16,200	66,744
†	Zalicus	18,000	42,840
†	ZIOPHARM Oncology	20,700	126,684

			12,537,772

	Building Products–0.65%
	AAON	5,154	112,563
†	Ameresco Class A	3,300	46,794
	American Woodmark	2,128	36,857
	Ameron International	2,519	165,448
	Apogee Enterprises	7,011	89,811
†	Builders FirstSource	8,270	17,781
†	Gibraltar Industries	8,699	98,473
†	Griffon	11,561	116,535
	Insteel Industries	6,024	75,541
†	NCI Building Systems	6,451	73,477
	Quanex Building Products	10,506	172,193
	Simpson Manufacturing	10,875	324,836
	Smith (A.O.)	9,934	420,208
†	Trex	5,035	123,257
	Universal Forest Products	5,428	130,055
†	USG	19,800	283,932

			2,287,761

	Capital Markets–2.00%
	Apollo Investment	53,656	547,827
	Arlington Asset Investment Class A	1,800	56,502
	Artio Global Investors	6,700	75,710
	BGC Partners Class A	23,823	184,152
	BlackRock Kelso Capital	21,250	190,613
	Calamos Asset Management Class A	4,510	65,485
	Capital Southwest	641	59,145
	Cohen & Steers	5,000	165,750
†	Cowen Group Class A	21,578	81,132
	Diamond Hill Investments Group	500	40,645
	Duff & Phelps Class A	6,644	85,243
	Edelman Financial Group	7,259	57,274
	Epoch Holding	4,179	74,595
	Evercore Partners Class A	5,523	184,026
†	FBR Capital Markets	13,358	45,417
	Fifth Street Finance	20,723	240,381
†	Financial Engines	10,600	274,752
	FXCM Class A	6,100	60,512
	GAMCO Investors	2,195	101,607

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Capital Markets (continued)

	GFI Group	16,792	$77,075
	Gladstone Capital	5,330	49,249
	Gladstone Investment	4,900	34,986
†	Gleacher	19,500	39,780
	Golub Capital	2,160	32,247
†	Harris & Harris Group	7,000	35,910
	Hercules Technology Growth Capital	14,935	157,114
†	HFF Class A	8,300	125,247
†	International FCStone	3,980	96,356
†	Investment Technology Group	11,900	166,838
	JMP Group	3,600	25,308
	KBW	10,547	197,229
†	Knight Capital Group Class A	29,933	329,862
	Kohlberg Capital	5,800	46,110
†	Ladenburg Thalmann Financial Services	23,900	32,982
	Main Street Capital	6,720	127,351
	MCG Capital	22,101	134,374
	Medallion Financial	3,400	33,150
	Medley Capital	5,500	64,570
†	MF Global	45,300	350,621
	MVC Capital	5,603	74,128
	NGP Capital Resources	5,010	41,082
	Oppenheimer Holdings Class A	2,200	62,062
	optionsXpress Holdings	11,365	189,568
	PennantPark Investment	14,725	165,071
†	Piper Jaffray	4,752	136,905
	Prospect Energy	27,172	274,705
	Pzena Investment Management Class A	1,084	6,157
†	Safeguard Scientifics	4,758	89,831
	Solar Capital	10,152	250,653
	Solar Senior Capital	3,710	66,599
†	Stifel Financial	14,265	511,542
	SWS Group	5,936	35,557
=†	Teton Advisors	19	0
	THL Credit	2,500	32,500
	TICC Capital	8,885	85,291
	Triangle Capital	4,960	91,567
†	Virtus Investment Partners	1,284	77,939
	Westwood Holdings Group	1,800	68,580

			7,006,864

	Chemicals–2.19%
	American Vanguard	6,164	79,947
	Arch Chemicals	5,795	199,580
	Balchem	7,609	333,122
†	Calgon Carbon	15,165	257,805
	Chase	1,600	26,816
†	Chemtura	26,500	482,300
†	Ferro	25,158	338,124
†	Flotek Industries	14,200	120,984
	Fuller (H.B.)	12,920	315,506
	FutureFuel	5,500	66,605
†	Georgia Gulf	9,400	226,916
	Hawkins	2,600	94,172
	Innophos Holdings	6,022	293,874
†	Innospec	6,600	221,826
	KMG Chemicals	1,700	28,628
	Koppers Holdings	5,777	219,122
†	Kraton Performance Polymers	8,800	344,696
†	Landec	7,033	46,418
†	LSB Industries	5,165	221,682
	Minerals Technologies	4,980	330,124
	NewMarket	2,508	428,141
	NL Industries	2,091	38,391
	Olin	21,580	489,003
†	OM Group	8,808	357,957
†	Omnova Solutions	10,600	73,776
	PolyOne	25,720	397,888
	Quaker Chemical	3,500	150,535
	Schulman (A.)	8,515	214,493
†	Senomyx	10,100	51,914
	Sensient Technologies	13,306	493,252
†	Spartech	6,923	42,161
	Stepan	2,159	153,073
†	STR Holdings	7,900	117,868
†	TPC Group	3,700	145,114
†	Zagg	5,800	77,720
	Zep	5,092	96,239
†	Zoltek	7,846	82,618

			7,658,390

	Commercial Banks–5.48%
	1st Source	3,854	79,932
†	1st United Bancorp	5,600	34,832
	Alliance Financial	900	27,477
†	Ameris Bancorp	5,416	48,040
	Ames National	2,500	45,400
	Arrow Financial	3,115	76,224
	Bancfirst	1,994	76,968
	Banco Latinoamericano de Exportacions	7,922	137,209
†	Bancorp (Delaware)	7,100	74,195
	Bancorp (Rhode Island)	1,100	49,852
	BancorpSouth	23,100	286,671
	Bank of Kentucky Financial	1,800	40,086
	Bank of Marin Bancorp	1,200	42,444
	Bank of the Ozarks	3,581	186,427
	Banner	4,800	84,000
	Boston Private Financial Holdings	18,715	123,145
	Bridge Bancorp	1,400	29,792
†	Bridge Capital Holdings	3,800	42,104
	Bryn Mawr Bank	2,100	42,525
	Camden National	2,400	78,744
†	Cape Bancorp	3,600	36,000
	Capital City Bank Group	3,695	37,911
	Cardinal Financial	6,800	74,460
	Cathay General Bancorp	22,837	374,298

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)

	Center Bancorp	3,800	$39,672
†	Center Financial	9,000	57,150
	Centerstate Banks of Florida	8,000	55,360
†	Central Pacific Financial	4,300	60,200
	Century Bancorp Class A	1,100	29,106
	Chemical Financial	6,186	116,049
	Citizens & Northern	3,200	48,224
	City Holding	4,493	148,404
	CNB Financial	2,400	33,336
	CoBiz Financial	7,509	49,109
	Columbia Banking System	10,609	182,687
	Community Bank System	9,160	227,076
	Community Trust Bancorp	4,213	116,784
	CVB Financial	25,521	236,069
	Danvers Bancorp	5,300	115,381
†	Eagle Bancorp	5,200	69,160
†	Encore Bancshares	2,300	27,646
	Enterprise Bancorp	3,000	45,210
	Enterprise Financial Services	4,506	60,966
	Financial Institutions	2,800	45,976
	First Bancorp (Maine)	2,600	38,636
	First Bancorp (North Carolina)	3,379	34,601
	First Busey	25,541	135,112
	First Commonwealth Financial	29,281	168,073
	First Community Bancshares	3,801	53,214
	First Financial	3,711	121,498
	First Financial Bancorp	15,273	254,906
	First Financial Bankshares	8,200	282,490
	First Interstate Bancsystem	3,200	47,168
	First Merchants	6,404	57,252
	First Midwest Bancorp	20,172	247,914
	First of Long Island	2,200	61,358
	FirstMerit	29,921	493,996
	FNB	35,201	364,330
	German American Bancorp	2,600	43,108
	Glacier Bancorp	20,133	271,393
	Great Southern Bancorp	2,400	45,480
†	Hampton Roads Bankshares	2,900	28,710
	Hancock Holding	21,211	657,117
†	Hanmi Financial	31,900	34,133
	Heartland Financial USA	4,038	58,753
†	Heritage Commerce	6,600	33,726
	Heritage Financial	3,900	50,427
	Home Bancshares	5,605	132,502
	Hudson Valley Holding	3,190	61,599
	IBERIABANK	7,191	414,489
	Independent Bank (Massachusetts)	6,332	166,215
	International Bancshares	15,616	261,256
†	Investors Bancorp	12,242	173,836
	Lakeland Bancorp	5,738	57,265
	Lakeland Financial	4,210	93,715
	MainSource Financial Group	6,834	56,722
	MB Financial	14,521	279,384
	Merchants Bancshares	1,200	29,364
†	Metro Bancorp	4,000	45,680
	Midsouth Bancorp	1,400	19,082
†	Nara Bancorp	11,825	96,137
	National Bankshares	1,600	40,064
	National Penn Bancshares	33,506	265,703
	NBT Bancorp	9,243	204,548
	Northfiled Bancorp	4,259	59,882
	Old National Bancorp	26,075	281,610
†	OmniAmerican Bancorp	2,500	37,425
	Oriental Financial Group	13,325	171,759
	Orrstown Financial Services	1,800	47,358
†	Pacific Capital Bancorp	1,300	41,327
	Pacific Continental	4,800	43,920
	PacWest Bancorp	7,787	160,179
	Park National	3,239	213,321
†	Park Sterling	8,800	43,648
	Penns Woods Bancorp	1,100	37,796
	Peoples Bancorp	2,040	22,991
†	Pinnacle Financial Partners	8,162	127,001
	PrivateBancorp	18,230	251,574
	Prosperity Bancshares	12,577	551,124
	Renasant	7,211	104,487
	Republic Bancorp Class A	2,929	58,287
	S&T Bancorp	6,818	126,747
	Sandy Spring Bancorp	7,070	127,189
	SCBT Financial	3,746	107,435
†	Seacoast Banking Corp. of Florida	22,700	34,050
	Sierra Bancorp	2,611	29,557
†	Signature Bank	11,353	649,392
	Simmons First National Class A	4,440	113,930
	Southside Bancshares	3,922	77,852
†	Southwest Bancorp	5,360	52,474
	State BanCorp	4,500	60,030
†	State Bank Financial	8,900	145,693
	StellarOne	5,500	66,605
	Sterling Bancorp	11,089	105,235
	Sterling Bancshares	28,396	231,711
†	Sterling Financial	7,600	122,132
	Suffolk Bancorp	2,068	28,869
†	Sun Bancorp	11,700	42,705
	Susquehanna Bancshares	34,999	279,992
†	SVB Financial Group	11,329	676,455
	SY Bancorp	3,079	71,587
†	Taylor Capital Group	2,500	20,400
†	Texas Capital Bancshares	9,594	247,813
	Tompkins Financial	1,972	77,381
	Tower Bancorp	2,400	65,760
	TowneBank	6,200	82,956
	Trico Bancshares	3,002	43,829
	Trustmark	17,375	406,749
	UMB Financial	9,036	378,428
	Umpqua Holdings	31,019	358,890

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)

	Union First Market Bankshares	5,398	$65,748
	United Bankshares	12,923	316,355
†	United Community Banks	4,961	52,390
	Univest Corp. of Pennsylvania	3,915	61,191
†	Virginia Commerce Bancorp	5,300	31,323
	Washington Banking	4,000	52,880
	Washington Trust Bancorp	3,375	77,524
	Webster Financial	20,600	433,012
	WesBanco	6,724	132,194
	West Bancorporation	3,100	27,311
†	West Coast Bancorp	4,640	77,766
	Westamerica Bancorporation	8,245	406,066
†	Western Alliance Bancorp	18,527	131,542
†	Wilshire Bancorp	17,329	50,947
	Wintrust Financial	9,465	304,584

			19,179,625

	Commercial Services & Supplies–2.51%
	ABM Industries	13,657	318,754
†	ACCO Brands	16,433	128,999
†	American Reprographics	10,751	76,010
†	APAC Customer Services	10,600	56,498
†	AT Cross Class A	3,000	34,170
	Brink’s	12,700	378,841
†	Casella Waste Systems	6,800	41,480
†	Cenveo	12,506	80,038
†	Clean Harbors	6,339	654,501
†	Consolidated Graphics	2,438	133,968
	Courier	2,004	22,144
	Deluxe	13,801	341,023
	EnergySolutions	23,458	115,883
†	EnerNOC	5,587	87,939
	Ennis	6,507	113,222
†	Fuel-Tech	3,882	25,738
	G&K Services Class A	4,654	157,584
†	Geo Group	16,688	384,325
	Healthcare Services Group	17,876	290,485
	Herman Miller	15,703	427,435
†	Higher One Holdings	8,600	162,712
	HNI	11,800	296,416
†	InnerWorkings	6,825	56,921
	Interface Class A	14,022	271,606
	Intersections	2,800	50,960
	Kimball International Class B	6,823	43,872
	Knoll	12,722	255,331
†	M&F Worldwide	2,592	66,977
	McGrath RentCorp	6,664	187,125
†	Metalico	9,100	53,690
	Mine Safety Appliances	7,198	268,773
†	Mobile Mini	10,240	216,986
	Multi-Color	3,749	92,563
	Quad Graphics	7,000	272,020
	Rollins	17,190	350,332
	Schawk	3,185	52,744
†	Standard Parking	3,846	61,421
	Steelcase Class A	21,200	241,468
†	Swisher Hygiene	23,900	134,557
†	SYKES Enterprises	11,449	246,497
†	Team	5,476	132,136
†	Tetra Tech	17,861	401,873
†	TMS International Class A	3,900	50,895
†	TRC	5,500	34,375
	UniFirst	3,874	217,680
	United Stationers	12,678	449,181
	US Ecology	5,634	96,341
	Viad	5,145	114,682
†	WCA Waste	5,100	29,376

			8,778,547

	Communications Equipment–2.35%
	Adtran	17,201	665,852
†	Anaren Microwave	3,332	70,805
†	Arris Group	36,682	425,878
†	Aruba Networks	23,343	689,787
†	Aviat Networks	18,660	73,520
	Bel Fuse Class A	3,045	66,046
†	BigBand Networks	15,173	32,925
	Black Box	4,880	152,598
†	Blue Coat Systems	11,361	248,351
†	Calix	10,548	219,609
	Communications Systems	2,100	37,653
	Comtech Telecommunications	7,719	216,441
†	DG FastChannel	7,658	245,439
†	Digi International	7,637	99,281
†	EMCORE	26,300	72,062
†	EMS Technologies	4,397	144,969
†	Emulex	22,722	195,409
†	Extreme Networks	20,567	66,637
†	Finisar	25,700	463,371
†	Globecomm Systems	5,600	87,136
†	Harmonic	31,001	224,137
†	Infinera	29,235	202,014
	InterDigital	12,630	515,936
†	Ixia	9,482	121,370
†	KVH Industries	3,300	35,079
†	Loral Space & Communications	3,037	210,980
†	Meru Networks	2,100	25,221
†	NETGEAR	10,017	437,943
†	Oclaro	13,500	90,720
†	Oplink Communications	4,872	90,765
†	Opnext	8,953	20,413
†	ORBCOMM	11,000	34,430
	Plantronics	13,716	501,045
†	Powerwave Technologies	52,976	156,279
†	Procera Networks	3,600	38,628
†	SeaChange International	6,235	67,213

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Communications Equipment (continued)

†	ShoreTel	13,811	$140,872
†	Sonus Networks	58,251	188,733
	Sycamore Networks	5,259	116,960
†	Symmetricom	13,560	79,055
†	Tekelec	17,854	163,007
†	Viasat	9,952	430,623
†	Westell Technologies Class A	15,800	56,406

			8,221,598

	Computers & Peripherals–0.69%
†	Avid Technology	8,183	154,168
†	Cray	9,686	61,990
†	Dot Hill Systems	17,300	49,132
†	Electronics for Imaging	12,656	217,936
†	Hypercom	15,500	152,365
†	Imation	9,014	85,092
†	Immersion	8,697	74,185
†	Intermec	13,983	154,372
†	Intevac	6,482	66,181
†	Novatel Wireless	9,352	51,249
†	OCZ Technology Group	14,600	116,800
†	Quantum	60,633	200,089
	Rimage	2,578	34,623
†	Silicon Graphics International	9,225	158,670
†	STEC	11,574	196,874
†	Stratasys	5,746	193,640
†	Super Micro Computer	8,238	132,549
†	Synaptics	9,442	243,038
†	Xyratex	7,200	73,872

			2,416,825

	Construction & Engineering–0.74%
†	Argan	1,800	18,252
	Comfort Systems USA	11,154	118,344
†	Dycom Industries	10,945	178,841
†	EMCOR	18,885	553,520
†	Furmanite	8,900	70,666
	Granite Construction	10,090	247,508
	Great Lakes Dredge & Dock	14,371	80,190
†	Insituform Technologies Class A	10,766	225,763
†	Layne Christensen	5,400	163,836
†	MasTec	14,956	294,933
†	Michael Baker	2,342	49,463
†	MYR Group	5,300	124,020
†	Northwest Pipe	2,339	60,954
†	Orion Marine Group	7,700	72,457
†	Pike Electric	3,382	29,897
	Primoris Services	5,700	73,530
†	Sterling Construction	3,700	50,949
	Tutor Perini	8,708	167,019

			2,580,142

	Construction Materials–0.19%
	Eagle Materials	12,300	342,800
†	Headwaters	18,051	56,500
	Texas Industries	5,671	236,084
†	United States Lime & Minerals	900	36,909

			672,293

	Consumer Finance–0.70%
	Advance America Cash Advance Centers	17,055	117,509
	Cash America International	7,852	454,394
†	CompuCredit Holdings	1,280	2,970
†	Credit Acceptance	1,603	135,405
†	Dollar Financial	12,818	277,510
†	Ezcorp Class A	12,228	435,011
†	First Cash Financial Services	8,150	342,219
†	First Marblehead	15,400	27,258
†	Imperial Holdings	7,600	77,216
	Nelnet Class A	7,498	165,406
†	NetSpend Holdings	8,000	80,000
†	Nicholas Financial	3,000	35,640
†	World Acceptance	4,437	290,934

			2,441,472

	Containers & Packaging–0.22%
†	AEP Industries	1,352	39,465
	Boise	26,976	210,143
†	Graham Packaging	7,500	189,150
†	Graphic Packaging Holding	44,502	242,091
	Myers Industries	10,472	107,652

			788,501

	Distributors–0.18%
†	Audiovox Class A	4,285	32,395
†	Core Mark Holding	2,862	102,173
	Pool	14,300	426,283
	Weyco Group	2,220	54,612

			615,463

	Diversified Consumer Services–1.36%
†	American Public Education	5,302	235,992
†	Archipelago Learning	3,700	36,482
†	Ascent Capital Group Class A	4,000	211,880
†	Bridgepoint Education	4,700	117,500
†	Cambium Learning Group	6,700	22,579
†	Capella Education	4,359	182,424
†	Coinstar	9,014	491,624
†	Corinthian Colleges	23,647	100,736
†	Grand Canyon Education	8,500	120,530
	Hillenbrand	17,300	409,145
†	K12	6,842	226,744
	Lincoln Educational Services	6,478	111,098
	Mac-Gray	3,000	46,350
	Matthews International Class A	8,463	339,789
	National American University Holdings	3,000	28,230

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Diversified Consumer Services (continued)

†	Pre-Paid Legal Services	2,084	$138,565
†	Princeton Review	2,700	608
	Regis	15,799	242,041
	Sotheby’s	18,337	797,660
†	Steiner Leisure	4,159	189,983
	Stewart Enterprises Class A	21,731	158,636
	Strayer Education	3,400	429,726
†	Universal Technical Institute	6,233	123,226

			4,761,548

	Diversified Financial Services–0.44%
	Compass Diversified Holdings	10,280	169,517
†	Encore Capital Group	4,375	134,400
†	Gain Capital Holdings	2,500	17,025
	MarketAxess Holdings	7,840	196,470
†	Marlin Business Services	2,300	29,095
†	NewStar Financial	7,164	76,512
†	PHH	14,544	298,443
†	PICO Holdings	6,375	184,875
†	Portfolio Recovery Associates	4,623	391,984
†	Primus Guaranty	5,661	29,720

			1,528,041

	Diversified Telecommunications Services–0.83%
†	8x8	18,200	88,998
	AboveNet	6,400	450,945
	Alaska Communications Systems Group	12,566	111,460
	Atlantic Tele-Network	2,569	98,547
†	Cbeyond	7,138	94,436
†	Cincinnati Bell	54,795	181,919
†	Cogent Communications Group	12,065	205,226
	Consolidated Communications Holdings	6,144	119,439
†	FairPoint Communications	6,300	58,023
†	General Communication Class A	10,462	126,276
†	Global Crossing	8,319	319,283
†	Globalstar	18,800	23,124
	HickoryTech	4,100	48,708
	IDT Class B	3,700	99,974
†	InContact	9,500	45,125
†	Iridium Communications	12,400	107,260
†	Neutral Tandem	8,170	142,321
†	PAETEC Holding	38,632	185,047
	Premiere Global Services	14,119	112,670
	SureWest Communications	4,200	70,224
†	Towerstream	10,200	50,898
†	Vonage Holdings	34,600	152,586

			2,892,489

	Electric Utilities–1.27%
	ALLETE	8,355	342,889
	Central Vermont Public Service	3,428	123,922
	Cleco	16,472	574,049
	El Paso Electric	12,032	388,634
	Empire District Electric	11,107	213,921
	Idacorp	13,682	540,439
	MGE Energy	6,349	257,325
	Otter Tail	10,158	214,334
	PNM Resources	23,933	400,638
	Portland General Electric	20,196	510,555
	UIL Holdings	13,815	446,915
	Unisource Energy	9,811	366,245
	UNITIL	2,400	63,120

			4,442,986

	Electrical Equipment–1.36%
†	A123 Systems	28,200	150,024
†	Active Power	23,800	58,310
	Acuity Brands	12,384	690,779
†	American Superconductor	13,871	125,394
	AZZ	3,410	156,178
	Belden	13,563	472,806
	Brady Class A	13,089	419,633
†	Broadwind Energy	23,100	33,495
†	Capstone Turbine	60,000	91,800
†	Coleman Cable	4,000	58,760
	Encore Wire	5,450	131,999
†	Ener1	17,300	19,030
†	EnerSys	13,512	465,083
	Franklin Electric	6,249	293,391
†	FuelCell Energy	39,067	51,178
†	Generac Holdings	5,600	108,640
†	Global Power Equipment Group	4,500	119,340
†	II-VI	13,338	341,453
	LSI Industries	4,247	33,721
†	Powell Industries	2,484	90,666
†	PowerSecure International	4,900	35,378
	Preformed Line Products	679	48,331
†	SatCon Technology	30,100	71,939
†	Thermon Group Holdings	3,100	37,200
	Vicor	4,521	73,105
	Woodward Governor	16,852	587,461

			4,765,094

	Electronic Equipment, Instruments & Components–2.49%
†	Aeroflex Holding	5,700	103,455
†	Agilysys	3,276	27,322
	Anixter International	8,050	525,987
†	Benchmark Electronics	17,512	288,948
†	Brightpoint	20,136	163,303
†	Checkpoint Systems	10,882	194,570
	Cognex	10,817	383,246
†	Coherent	6,700	370,309
	CTS	9,872	95,462
	Daktronics	9,914	106,972
	DDi	4,700	44,838
†	DTS	4,462	180,934

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electronic Equipment, Instruments & Components (continued)

†	Echelon	8,674	$78,847
	Electro Rent	4,382	75,020
†	Electro Scientific Industries	7,520	145,136
†	eMagin	9,000	54,630
†	Fabrinet	5,800	140,824
†	FARO Technologies	4,098	179,492
†	Gerber Scientific	6,600	73,458
†	GSI Group	7,500	90,375
†	Identive Group	20,100	46,632
†	Insight Enterprises	12,483	221,074
†	KEMET	12,400	177,196
†	L-1 Identity Solutions	20,778	244,142
†	LeCroy	4,900	58,996
	Littelfuse	5,870	344,686
†	Maxwell Technologies	6,500	105,235
†	Measurement Specialties	3,908	139,516
†	Mercury Computer Systems	9,168	171,258
	Methode Electronics	9,898	114,916
†	Microvision	23,000	28,060
	MTS Systems	4,588	191,916
†	Multi-Fineline Electronix	2,760	59,644
†	NeoPhotonics	5,100	35,292
†	Newport	10,655	193,601
†	OSI Systems	5,818	250,174
	Park Electrochemical	5,887	164,542
†	PC Connection	4,072	33,716
†	Plexus	10,893	379,185
†	Power-One	18,810	152,361
	Pulse Electronics	9,493	41,959
†	RadiSys	6,842	49,878
	Richardson Electronics	3,800	51,642
†	Rofin-Sinar Technologies	7,902	269,853
†	Rogers	4,379	202,310
†	Sanmina-SCI	21,000	216,930
†	ScanSource	7,220	270,606
†	Smart Modular Technologies	18,233	167,014
†	Synnex	6,963	220,727
†	TTM Technologies	14,445	231,409
†	Universal Display	11,242	394,482
†	Viasystems Group	1,700	38,233
†	Vishay Precision Group	3,600	60,768
†	X-Rite	6,300	31,311
†	Zygo	4,167	55,088

			8,737,480

	Energy Equipment & Services–2.21%
†	Basic Energy Services	7,105	223,594
	Bristow Group	10,081	514,333
†	Cal Dive International	26,675	159,517
†	Complete Production Services	22,073	736,354
†	Dawson Geophysical	1,911	65,261
†	Dril-Quip	9,467	642,147
†	Exterran Holdings	17,700	350,991
†	Global Geophysical Services	6,300	112,140
†	Global Industries	29,000	158,920
	Gulf Island Fabrication	4,295	138,643
†	Gulfmark Offshore	6,918	305,706
†	Helix Energy Solutions Group	30,200	500,112
†	Hercules Offshore	35,900	197,809
†	Hornbeck Offshore Services	5,774	158,785
†	ION Geophysical	35,430	335,168
†	Key Energy Services	35,800	644,400
	Lufkin Industries	8,484	730,048
†	Matrix Service	8,379	112,111
†	Mitcham Industries	3,100	53,630
†	Natural Gas Services Group	2,800	45,248
†	Newpark Resources	27,781	251,974
†	OYO Geospace	972	97,200
†	Parker Drilling	28,927	169,223
†	PHI	3,358	72,969
†	Pioneer Drilling	16,904	257,617
†	RigNet	2,800	47,600
†	Tesco	9,500	184,395
†	TETRA Technologies	19,700	250,781
†	Union Drilling	3,677	37,836
†	Vantage Drilling	38,900	70,798
†	Willbros Group	13,494	115,239

			7,740,549

	Food & Staples Retailing–0.96%
	Andersons	5,160	218,010
	Arden Group	200	18,404
	Casey’s General Stores	10,291	452,804
†	Fresh Market	7,800	301,704
	Ingles Markets Class A	3,736	61,831
	Nash Finch	3,120	111,727
†	Pantry	6,678	125,480
	PriceSmart	4,963	254,254
†	Rite Aid	159,900	212,667
	Ruddick	13,517	588,530
	Spartan Stores	5,888	114,993
†	Susser Holdings	1,600	25,152
†	United Natural Foods	13,663	583,000
	Village Super Market Class A	1,814	50,266
	Weis Markets	3,078	125,367
†	Winn Dixie Stores	15,035	127,046

			3,371,235

	Food Products–1.33%
	Alico	1,209	30,975
	B&G Foods Class A	13,200	272,184
	Calavo Growers	2,700	56,862
	Cal-Maine Foods	3,683	117,709
†	Chiquita Brands International	11,732	152,751
†	Darling International	30,841	545,885
	Diamond Foods	6,200	473,308

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Food Products (continued)

†	Dole Food	10,300	$139,256
	Farmer Brothers	1,800	18,252
	Fresh Del Monte Produce	11,085	295,637
	Griffin Land & Nurseries	400	12,996
†	Hain Celestial Group	9,887	329,830
†	Harbinger Group	2,900	17,719
	Imperial Sugar	4,212	84,240
	J&J Snack Foods	3,880	193,418
	Lancaster Colony	5,071	308,418
†	Lifeway Foods	1,100	12,298
	Limoneira	2,100	47,439
†	Omega Protein	5,600	77,280
†	Pilgrim’s Pride	11,800	63,838
	Sanderson Farms	5,992	286,298
†	Seneca Foods Class A	2,300	58,834
†	Smart Balance	15,300	79,254
	Snyder’s-Lance	13,106	283,483
	Tootsie Roll Industries	6,211	181,734
†	TreeHouse Foods	9,695	529,443

			4,669,341

	Gas Utilities–1.12%
	Chesapeake Utilities	2,829	113,245
	Laclede Group	5,999	226,942
	New Jersey Resources	11,806	526,666
	NICOR	12,306	673,631
	Northwest Natural Gas	7,139	322,183
	Piedmont Natural Gas	19,870	601,266
	South Jersey Industries	8,098	439,802
	Southwest Gas	12,687	489,845
	WGL Holdings	13,753	529,353

			3,922,933

	Health Care Equipment & Supplies–3.11%
†	Abaxis	5,676	154,671
†	ABIOMED	9,976	161,611
†	Accuray	16,850	134,970
†	Align Technology	17,096	389,789
†	Alimera Sciences	2,200	17,930
†	Alphatec Holdings	14,500	50,460
	Analogic	3,651	192,006
†	AngioDynamics	7,182	102,200
†	Antares Pharma	18,600	41,106
†	Arthrocare	7,300	244,331
†	AtriCure	4,200	54,180
	Atrion	393	77,735
	BIOLASE Technology	8,600	44,204
	Cantel Medical	2,943	79,196
†	Cardiovascular Systems	4,000	58,240
†	Cerus	10,300	30,900
†	Conceptus	7,519	87,747
†	Conmed	8,370	238,378
†	CryoLife	9,389	52,578
†	Cyberonics	7,686	214,824
†	Cynosure Class A	1,486	17,981
†	Delcath Systems	12,900	66,564
†	DexCom	18,700	270,963
†	DynaVox Class A	2,400	18,240
†	Endologix	16,900	157,170
†	Exactech	2,200	39,622
†	Greatbatch	6,584	176,583
†	Haemonetics	6,903	444,345
†	Hansen Medical	11,577	39,478
†	HeartWare International	3,300	244,464
†	ICU Medical	3,368	147,182
†	Immucor	16,678	340,565
†	Insulet	13,596	301,423
†	Integra LifeSciences Holdings	5,844	279,402
	Invacare	8,542	283,509
†	IRIS International	3,700	36,963
†	Kensey Nash	2,456	61,965
†	MAKO Surgical	8,800	261,624
	Masimo	14,976	444,487
†	Medical Action Industries	3,340	27,221
	Meridian Bioscience	10,502	253,203
†	Merit Medical Systems	9,138	164,210
†	Natus Medical	7,254	109,898
†	Neogen	5,850	264,479
†	Neoprobe	25,600	84,992
†	NuVasive	11,278	370,821
†	NxStage Medical	12,401	258,189
†	OraSure Technologies	13,884	118,431
†	Orthofix International	4,710	200,034
†	Palomar Medical Technologies	4,038	45,549
†	Quidel	6,658	100,869
†	Rockwell Medical Technologies	4,700	60,348
†	RTI Biologics	11,288	30,590
†	Solta Medical	15,700	43,332
†	SonoSite	4,121	144,936
†	Spectranetics	7,455	46,370
†	Staar Surgical	8,900	47,170
†	Stereotaxis	6,871	24,117
	STERIS	16,399	573,636
†	SurModics	4,751	52,736
†	Symmetry Medical	9,733	87,305
†	Synergetics USA	7,000	38,570
†	Synovis Life Technologies	3,000	52,260
†	Tornier	3,000	80,850
†	Unilife	11,900	61,642
†	Uroplasty	6,300	47,250
†	Vascular Solutions	3,700	45,880
†	Volcano	14,485	467,720
	West Pharmaceutical Services	8,978	392,877
†	Wright Medical Group	9,855	147,825

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Equipment & Supplies (continued)

	Young Innovations	1,500	$42,780
†	Zoll Medical	5,833	330,498

			10,876,174

	Health Care Providers & Services–3.07%
†	Accretive Health	11,100	319,569
†	Air Methods	3,185	238,047
†	Alliance HealthCare Services	9,548	36,282
†	Almost Family	2,100	57,540
†	Amedisys	7,351	195,757
†	American Dental Partners	3,200	41,472
†	AMN Healthcare Services	12,980	107,994
†	Amsurg	8,133	212,515
	Assisted Living Concepts Class A	4,516	75,778
†	Bio-Reference Labs	6,500	135,850
†	BioScrip	9,700	62,953
†	Capital Senior Living	5,767	53,575
†	CardioNet	5,000	26,550
†	Centene	13,193	468,747
	Chemed	6,278	411,335
†	Chindex International	3,100	42,222
†	Continucare	9,000	55,620
†	CorVel	1,708	80,105
†	Cross Country Healthcare	7,425	56,430
†	Emeritus	8,565	182,006
	Ensign Group	4,000	121,560
†	ExamWorks Group	7,600	192,964
†	Five Star Quality Care	8,700	50,547
†	Gentiva Health Services	8,100	168,723
†	Hanger Orthopedic Group	9,300	227,571
†	HealthSouth	26,596	697,880
†	HealthSpring	19,163	883,990
†	Healthways	9,417	142,950
†	HMS Holdings	7,637	587,056
†	IPC the Hospitalist	4,404	204,125
†	Kindred Healthcare	14,052	301,696
	Landauer	2,314	142,519
†	LHC Group	4,518	104,185
†	Magellan Health Services	8,990	492,113
†	MedCath	5,479	74,460
†	MedQuist Holdings	9,000	116,280
†	Metropolitan Health Networks	9,700	46,463
†	Molina Healthcare	8,551	231,903
†	MWI Veterinary Supply	3,698	298,687
	National Healthcare	2,673	132,501
	National Research	200	7,306
	Owens & Minor	17,911	617,750
†	PharMerica	7,222	92,153
†	Providence Service	3,009	38,064
†	PSS World Medical	15,309	428,805
†	RadNet	9,500	41,800
†	Select Medical Holdings	12,200	108,214
†	Skilled Healthcare Group	4,712	44,576
†	Sun Healthcare Group	6,786	54,424
†	Sunrise Senior Living	13,891	132,381
†	Team Health Holdings	7,500	168,825
†	Triple-S Management Class B	5,703	123,926
	U.S. Physical Therapy	3,400	84,082
	Universal American	9,024	98,813
†	Wellcare Health Plans	12,200	627,202

			10,746,841

	Health Care Technology–0.51%
†	athenahealth	10,014	411,575
	Computer Programs & Systems	2,827	179,458
†	ePocrates	2,700	49,788
†	HealthStream	4,600	61,042
†	MedAssets	11,783	157,421
†	Medidata Solutions	5,100	121,737
†	Merge Healthcare	15,500	80,600
†	Omnicell	9,206	143,522
	Quality Systems	5,471	477,618
†	Transcend Services	3,200	94,048

			1,776,809

	Hotels, Restaurants & Leisure–2.64%
†	AFC Enterprises	6,574	108,142
	Ambassadors Group	4,030	35,585
	Ameristar Casinos	8,981	212,940
†	Benihana Class A	4,100	43,009
†	Biglari Holdings	380	148,599
†	BJ’s Restaurants	6,701	350,864
	Bob Evans Farms	8,236	288,013
†	Boyd Gaming	15,700	136,590
†	Bravo Brio Restaurant Group	5,500	134,365
†	Buffalo Wild Wings	4,880	323,593
†	California Pizza Kitchen	4,655	85,978
†	Caribou Coffee	2,500	33,100
†	Carrols Restaurant Group	2,700	28,188
	CEC Entertainment	6,102	244,751
†	Cheesecake Factory	16,400	514,468
	Churchill Downs	2,902	130,822
	Cracker Barrel Old Country Store	6,372	314,203
†	Denny’s	29,636	114,988
†	DineEquity	4,900	256,123
†	Domino’s Pizza	16,991	428,853
	Einstein Noah Restaurant Group	2,400	35,928
†	Gaylord Entertainment	9,170	275,100
	International Speedway Class A	8,200	232,962
†	Interval Leisure Group	10,400	142,376
†	Isle of Capri Casinos	4,545	40,223
†	Jack in the Box	14,698	334,820
†	Jamba	15,500	33,170
†	Krispy Kreme Doughnuts	14,443	137,353
†	Life Time Fitness	11,932	476,206
†	Luby’s	6,700	36,984

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Hotels, Restaurants & Leisure (continued)

	Marcus	5,212	$51,495
†	McCormick & Schmick’s Seafood Restaurants	3,600	30,924
†	Monarch Casino & Resort	2,757	28,783
†	Morgans Hotel Group	5,868	42,191
†	Multimedia Games	6,300	28,665
†	O’Charleys	3,841	28,078
†	Orient-Express Hotels Class A	28,100	302,075
	P.F. Chang’s China Bistro	6,421	258,381
†	Papa John’s International	5,403	179,704
†	Peet’s Coffee & Tea	3,275	188,968
†	Pinnacle Entertainment	16,368	243,883
†	Red Lion Hotels	4,400	34,760
†	Red Robin Gourmet Burgers	4,008	145,811
†	Ruby Tuesday	16,850	181,643
†	Ruth’s Hospitality Group	5,577	31,287
†	Scientific Games	17,600	181,984
†	Shuffle Master	15,523	145,218
	Six Flags Entertainment	11,400	426,930
†	Sonic	16,791	178,488
	Speedway Motorsports	2,528	35,847
	Texas Roadhouse	18,546	325,204
†	Town Sports International Holding	6,300	47,943
	Vail Resorts	9,824	454,065

			9,250,623

	Household Durables–0.87%
	American Greetings Class A	10,192	245,016
†	Beazer Homes USA	19,957	67,654
	Blyth	1,555	78,294
†	Cavco Industries	1,600	72,000
†	Central Garden & Pet Class A	15,663	158,979
	CSS Industries	1,304	27,293
	Ethan Allen Interiors	6,985	148,711
†	Furniture Brands International	14,381	59,537
†	Helen of Troy	8,232	284,251
†	Hovnanian Enterprises Class A	24,255	58,455
†	iRobot	6,633	234,079
	KB Home	21,400	209,292
†	La-Z-Boy	14,865	146,718
†	Libbey	7,200	116,784
	Lifetime Brands	2,400	28,176
†	M/I Homes	4,421	54,201
	MDC Holdings	10,400	256,256
†	Meritage Homes	8,220	185,443
	Ryland Group	11,200	185,136
†	Sealy	9,182	23,230
	Skyline	1,622	28,385
†	Spectrum Brands Holdings	5,200	166,400
†	Standard Pacific	26,578	89,036
†	Universal Electronics	4,214	106,446

			3,029,772

	Household Products–0.06%
	Oil-Dri Corp. of America	1,600	34,272
	WD-40	4,487	175,172

			209,444

	Independent Power Producers & Energy Traders–0.17%
	Atlantic Power	19,000	289,180
†	Dynegy	29,000	179,510
	Ormat Technologies	5,100	112,251

			580,941

	Industrial Conglomerates–0.20%
	Raven Industries	4,660	259,608
	Seaboard	87	210,366
	Standex International	3,146	96,488
	Tredegar	6,394	117,330
†	United Capital	100	2,995

			686,787

	Insurance–2.42%
	Alterra Capital Holdings	24,913	555,560
	American Equity Investment Life Holding	15,829	201,187
†	American Safety Insurance Holdings	3,200	61,248
†	Amerisafe	4,923	111,358
	Amtrust Financial Services	6,916	157,546
	Argo Group International Holdings	8,185	243,258
	Baldwin & Lyons Class B	2,318	53,708
†	Citizens	10,922	74,488
†	CNO Financial Group	61,100	483,301
	Crawford Class B	4,340	30,684
	Delphi Financial Group	12,614	368,455
	Donegal Group Class A	2,953	37,798
†	eHealth	7,168	95,764
	EMC Insurance Group	1,105	21,106
	Employers Holdings	11,839	198,540
†	Enstar Group	1,808	188,918
	FBL Financial Group Class A	4,017	129,147
	First American Financial	28,000	438,200
	Flagstone Reinsurance Holdings	14,910	125,691
†	FPIC Insurance Group	2,346	97,781
†	Global Indemnity	4,156	92,180
†	Greenlight Capital Re Class A	7,824	205,693
†	Hallmark Financial Service	3,275	25,774
	Harleysville Group	2,980	92,887
†	Hilltop Holdings	11,163	98,681
	Horace Mann Educators	10,135	158,207
	Infinity Property & Casualty	3,620	197,869
	Kansas City Life Insurance	812	25,294
	Maiden Holdings	12,800	116,480
	Meadowbrook Insurance Group	14,060	139,335
	Montpelier Re Holdings	17,212	309,816
†	National Financial Partners	10,865	125,382
	National Interstate	1,691	38,724

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Insurance (continued)

	National Western Life Insurance Class A	513	$81,808
†	Navigators Group	3,941	185,227
	OneBeacon Insurance Group Class A	6,400	85,696
†	Phoenix Companies	27,887	68,602
	Platinum Underwriters Holdings	10,838	360,255
	Presidential Life	4,696	49,026
	Primerica	9,500	208,715
†	ProAssurance	8,804	616,280
	RLI	4,904	303,656
	Safety Insurance Group	3,603	151,470
	SeaBright Insurance Holdings	5,380	53,262
	Selective Insurance Group	15,889	258,514
	State Auto Financial	3,974	69,267
	Stewart Information Services	5,254	52,698
	Symetra Financial	18,800	252,484
	Tower Group	10,771	256,565
	United Fire & Casualty	6,548	113,739
	Universal Insurance Holdings	4,100	19,147

			8,486,471

	Internet & Catalog Retail–0.40%
†	1-800-FLOWERS.com Class A	3,982	12,344
†	Blue Nile	3,313	145,706
†	Geeknet	1,400	37,408
†	HSN	10,400	342,368
	NutriSystem	7,900	111,074
†	Orbitz Worldwide	7,077	17,622
†	Overstock.com	3,333	50,728
	PetMed Express	5,834	69,133
†	Shutterfly	8,166	468,892
†	US Auto Parts Network	4,900	37,534
†	ValueVision Media Class A	11,800	90,270
†	Vitacost.com	3,000	14,520

			1,397,599

	Internet Software & Services–2.03%
†	Active Network	3,600	63,360
†	Ancestry.com	8,800	364,232
	comScore	8,839	228,930
†	Constant Contact	7,954	201,873
†	Cornerstone OnDemand	3,400	60,010
†	DealerTrack Holdings	11,180	256,581
†	Demand Media	3,600	48,780
†	Dice Holdings	13,549	183,182
†	Digital River	10,565	339,770
	EarthLink	28,533	219,561
†	Envestnet	6,900	102,465
†	ICG Group	9,273	113,409
†	infospace	8,269	75,413
†	Internap Network Services	13,089	96,204
†	IntraLinks Holdings	9,000	155,520
†	j2 Global Communications	13,164	371,620
	Keynote Systems	3,430	74,191
†	KIT Digital	8,200	97,908
†	Limelight Networks	14,177	64,647
†	Liquidity Services	6,200	146,382
†	LivePerson	14,800	209,272
†	LogMeIn	5,700	219,849
†	LoopNet	4,515	82,986
	Marchex Class B	5,308	47,135
†	MediaMind Technologies	2,400	52,656
	ModusLink Global Solutions	10,392	46,556
†	Move	44,657	97,799
	NIC	17,868	240,503
†	OpenTable	6,500	540,280
†	Openwave Systems	19,500	44,655
†	Perficient	6,893	70,722
†	QuinStreet	7,900	102,542
†	RealNetworks	26,054	88,584
†	Responsys	2,900	51,417
†	RightNow Technologies	6,108	197,899
†	Saba Software	7,200	65,016
†	SAVVIS	12,398	490,093
†	SciQuest	3,600	61,524
†	SPS Commerce	2,100	37,359
	Stamps.com	2,281	30,429
†	support.com	13,400	64,320
†	TechTarget	4,900	37,093
†	Travelzoo	1,800	116,352
	United Online	23,145	139,564
†	ValueClick	22,216	368,786
†	Vocus	4,068	124,521
†	Web.com Group	8,400	103,488
†	XO Group	7,666	76,277
†	Zix	15,200	58,368

			7,130,083

	IT Services–1.96%
†	Acxiom	22,500	294,975
†	CACI International Class A	8,277	522,113
†	Cardtronics	11,932	279,805
	Cass Information Systems	2,474	93,418
†	CGS Systems International	9,177	169,591
†	CIBER	15,621	86,697
†	Computer Task Group	4,400	57,948
†	Convergys	29,000	395,560
†	Dynamics Research	2,800	38,192
†	Echo Global Logistics	3,700	65,675
†	Euronet Worldwide	14,122	217,620
†	ExlService Holdings	4,042	93,370
	Forrester Research	3,854	127,028
†	Global Cash Access Holdings	12,197	38,786
†	Hackett Group	7,100	36,139
	Heartland Payment Systems	10,651	219,411
	Henry (Jack) & Associates	23,632	709,197
	iGate	6,835	111,547

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	IT Services (continued)

†	Integral Systems	5,288	$64,355
†	Lionbridge Technologies	14,400	45,792
	Mantech International Class A	6,129	272,250
	MAXIMUS	4,779	395,367
†	MoneyGram International	20,400	67,728
†	NCI Class A	1,600	36,352
†	Ness Technologies	9,800	74,186
†	PRGX Global	6,000	42,900
†	Sapient	29,570	444,437
†	ServiceSource International	3,000	66,660
†	SRA International Class A	12,524	387,242
	Syntel	3,776	223,237
†	TeleTech Holdings	7,954	167,670
†	TNS	6,854	113,776
†	Unisys	11,860	304,802
†	Virtusa	3,656	69,281
†	Wright Express	10,439	543,560

			6,876,667

	Leisure Equipment & Products–0.41%
†	Artic Cat	3,300	44,319
†	Black Diamond	6,200	48,856
	Brunswick	23,900	487,560
	Callaway Golf	15,845	98,556
†	Eastman Kodak	73,200	262,056
†	JAKKS Pacific	7,880	145,071
†	Johnson Outdoors Class A	2,000	34,240
†	LeapFrog Enterprises	9,381	39,588
†	Marine Products	1,434	9,636
†	Smith & Wesson Holding	14,464	43,392
†	Steinway Musical Instruments	1,292	33,191
	Sturm Ruger	6,400	140,480
†	Summer Infant	4,200	34,104

			1,421,049

	Life Sciences Tools & Services–0.46%
†	Affymetrix	20,845	165,301
†	Albany Molecular Research	7,815	37,590
†	Caliper Life Sciences	11,500	93,265
†	Cambrex	10,518	48,593
†	Complete Genomics	3,300	50,424
†	Enzo Biochem	7,599	32,296
†	eResearch Technology	12,621	80,396
†	Fluidigm	3,600	60,372
†	Furiex Pharmaceuticals	2,500	44,475
†	Harvard Bioscience	7,200	38,376
†	Kendle International	3,692	55,675
†	Luminex	9,615	200,954
	Medtox Scientific	2,400	41,928
†	Pacific Biosciences of California	9,700	113,490
†	Parexel International	15,392	362,635
†	Sequenom	26,000	196,300

			1,622,070

	Machinery–3.18%
†	3D Systems	10,840	213,656
†	Accuride	11,400	143,982
	Actuant Class A	19,333	518,704
	Alamo Group	1,700	40,290
	Albany International	7,580	200,036
†	Altra Holdings	6,671	160,037
†	American Railcar Industries	2,586	60,642
	Ampco-Pittsburgh	2,170	50,887
†	Astec Industries	5,495	203,205
	Badger Meter	4,175	154,433
	Barnes Group	14,243	353,369
†	Blount International	13,417	234,395
	Briggs & Stratton	13,184	261,834
	Cascade	2,725	129,628
†	Chart Industries	7,944	428,817
	CIRCOR International	4,801	205,627
	CLARCOR	13,657	645,704
†	Colfax	7,400	183,520
†	Columbus McKinnon	4,984	89,513
†	Commercial Vehicle Group	6,000	85,140
	Douglas Dynamics	5,400	85,266
	Dynamic Materials	3,459	77,551
†	Energy Recovery	13,400	43,818
†	EnPro Industries	5,426	260,828
	ESCO Technologies	7,559	278,171
	Federal Signal	16,299	106,921
†	Flow International	11,483	40,879
†	Force Protection	17,645	87,607
†	FreightCar America	2,950	74,753
	Gorman-Rupp	4,458	146,830
	Graham	2,700	55,080
†	Greenbrier Companies	5,938	117,335
†	Hurco Companies	1,900	61,199
	John Bean Technologies	7,100	137,172
†	Kadant	3,941	124,181
	Kaydon	9,018	336,552
	LB Foster Class A	2,957	97,315
	Lindsay	3,499	240,731
†	Lydall	4,500	53,820
†	Meritor	26,229	420,713
	Met-Pro	3,700	42,106
†	Middleby	5,115	481,015
	Miller Industries	3,000	56,070
	Mueller Industries	10,271	389,374
	Mueller Water Products Class A	42,434	168,887
	NACCO Industries Class A	1,523	147,457
†	NN	5,000	74,800
†	Omega Flex	497	6,973
†	PMFG	6,200	123,070
†	RBC Bearings	5,857	221,160
	Robbins & Myers	10,619	561,215
†	Sauer-Danfoss	3,432	172,938
	Sun Hydraulics	3,817	182,453

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Machinery (continued)

†	Tecumseh Products Class A	4,764	$48,593
	Tennant	5,079	202,804
	Titan International	12,455	302,158
†	Trimas	7,184	177,804
	Twin Disc	2,144	82,823
†	Wabash National	19,200	179,904
	Watts Water Technologies Class A	7,984	282,713
†	Xerium Technologies	2,100	38,955

			11,153,413

	Marine–0.06%
	Baltic Trading	4,100	23,534
†	Eagle Bulk Shipping	14,949	37,074
†	Excel Maritime Carriers	10,100	31,310
†	Genco Shipping & Trading	7,066	53,136
	International Shipholding	1,500	31,920
†	Ultrapetrol (Bahamas)	4,077	20,140

			197,114

	Media–1.40%
	Arbitron	7,759	320,679
	Belo (A.H.) Class A	4,800	35,712
†	Belo Class A	24,893	187,444
†	Central European Media Enterprises Class A	10,200	201,450
	Cinemark Holdings	25,519	528,499
†	Crown Media Holdings Class A	6,396	12,216
†	Cumulus Media Class A	6,200	21,700
†	Entercom Communications Class A	5,900	51,212
†	Entravision Communications Class A	12,900	23,865
†	EW Scripps	9,200	88,964
†	Fisher Communications	2,341	69,809
†	Global Sources	5,967	54,837
†	Global Traffic Network	4,300	49,407
†	Gray Television	12,800	33,792
	Harte-Hanks	10,300	83,636
†	InterCLICK	6,200	49,352
†	Journal Communications Class A	10,538	54,481
†	Knology	8,767	130,190
†	Lin TV Class A	6,984	34,012
†	Lions Gate Entertainment	16,300	107,906
†	Live Nation	39,591	454,110
†	Martha Stewart Living Omnimedia Class A	6,454	28,010
†	McClatchy Class A	14,700	41,307
	MDC Partners Class A	7,100	128,226
	Meredith	10,100	314,413
	National CineMedia	14,347	242,608
†	New York Times Class A	37,900	330,488
†	Nexstar Broadcasting Group	4,800	39,408
†	Outdoor Channel Holdings	3,100	21,204
	Primedia	6,160	43,428
†	ReachLocal	1,900	39,577
†	Rentrak	2,200	39,028
†	Saga Communications Class A	1,100	40,700
	Scholastic	8,554	227,536
	Sinclair Broadcasting Group Class A	14,538	159,627
†	Valassis Communications	13,186	399,536
	Value Line	130	1,743
†	Warner Music Group	16,300	133,986
†	Westwood One	800	4,128
	World Wrestling Entertainment Class A	6,854	65,319

			4,893,545

	Metals & Mining–1.75%
†	AM Castle	5,101	84,728
	AMCOL International	6,627	252,886
†	Century Aluminum	14,400	225,360
†	Coeur d’Alene Mines	24,748	600,386
†	General Moly	23,925	106,706
	Globe Specialty Metals	16,500	369,930
	Gold Resource	8,000	199,440
†	Golden Minerals	3,600	64,008
†	Golden Star Resources	67,700	148,940
	Haynes International	3,485	215,826
†	Hecla Mining	78,270	601,896
†	Horsehead Holding	12,331	164,249
†	Jaguar Mining	23,500	112,330
	Kaiser Aluminum	4,500	245,790
†	Materion	5,600	207,032
†	Metals USA Holdings	2,900	43,210
†	Midway Gold	24,400	47,824
†	Noranda Aluminium Holding	6,600	99,924
	Olympic Steel	1,951	53,711
†	Paramount Gold and Silver	33,200	108,232
†	Revett Minerals	12,100	54,571
†	RTI International Metals	8,894	341,263
†	Stillwater Mining	28,281	622,465
†	Thompson Creek Metals	42,100	420,158
†	U.S. Gold	30,300	182,709
†	Universal Stainless & Alloy	2,074	96,980
†	US Energy (Wyoming)	7,000	29,890
†	Vista Gold	21,100	59,713
	Worthington Industries	16,007	369,762

			6,129,919

	Multiline Retail–0.25%
†	99 Cents Only Stores	12,834	259,760
	Bon-Ton Stores	3,100	30,132
†	DSW Class A	1	45
	Fred’s Class A	10,293	148,528
†	Gordmans Stores	2,500	43,475
†	Saks	31,900	356,323
†	Tuesday Morning	6,218	28,914

			867,177

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Multi-Utilities & Unregulated Power–0.37%
	Avista	16,717	$429,460
	Black Hills	10,833	325,965
	CH Energy Group	4,457	237,380
	NorthWestern	9,566	316,730

			1,309,535

	Oil, Gas & Consumable Fuels–4.77%
†	Abraxas Petroleum	27,400	104,942
	Alon USA Energy	2,540	28,626
†	Amyris	5,000	140,450
	Apco Oil & Gas International	2,744	238,536
†	Approach Resources	5,554	125,909
†	ATP Oil & Gas	11,467	175,560
	Berry Petroleum Class A	13,861	736,434
†	Bill Barrett	13,091	606,768
†	BPZ Resources	28,121	92,237
†	Callon Petroleum	14,000	98,280
†	CAMAC Energy	12,100	16,093
†	Carrizo Oil & Gas	10,297	429,900
†	Cheniere Energy	19,700	180,452
†	Clayton Williams Energy	1,566	94,038
†	Clean Energy Fuels	14,337	188,532
†	Cloud Peak Energy	16,900	359,970
†	Comstock Resources	13,100	377,149
†	Contango Oil & Gas	3,331	194,664
	Crosstex Energy	9,697	115,394
†	CVR Energy	24,142	594,376
†	Delek US Holdings	3,567	56,002
	DHT Maritime	23,726	90,871
†	Endeavor International	10,186	153,503
†	Energy Partners	7,000	103,670
†	Energy XXI Bermuda	20,800	690,976
†	Evolution Petroleum	4,200	29,820
	Frontline	14,300	210,782
†	FX Energy	12,883	113,113
†	Gastar Exploration	17,000	58,310
	General Maritime	19,755	26,669
†	GeoResources	5,700	128,193
†	Gevo	2,700	42,471
†	GMX Resources	19,260	85,707
	Golar LNG	10,537	367,636
†	Goodrich Petroleum	7,128	131,226
†	Green Plains Renewable Energy	4,900	52,871
†	Gulfport Energy	10,814	321,068
†	Harvest Natural Resources	8,596	94,814
	Houston America Energy	4,500	81,585
†	Hyperdynamics	43,500	187,050
†	Isramco	300	19,824
†	James River Coal	9,600	199,872
	Knightsbridge Tankers	6,351	139,913
†	Kodiak Oil & Gas	48,800	281,576
†	L&L Energy	4,300	22,059
†	Magnum Hunter Resources	27,000	182,520
†	McMoRan Exploration	26,052	481,441
†	Miller Energy Resources	4,900	31,360
	Nordic American Tanker Shipping	12,418	282,385
†	Northern Oil & Gas	17,500	387,625
†	Oasis Petroleum	16,400	486,752
	Overseas Shipholding Group	6,800	183,192
	Panhandle Oil & Gas Class A	1,800	53,082
†	Patriot Coal	25,100	558,726
	Penn Virginia	12,785	168,890
†	Petroleum Development	7,020	209,968
†	Petroquest Energy	16,492	115,774
†	Rentech	54,200	57,452
†	Resolute Energy	14,200	229,472
†	Rex American Resources	1,600	26,560
†	Rex Energy	9,293	95,439
†	Rosetta Resources	14,909	768,409
†	Scorpio Tankers	7,900	78,921
†	SemGroup Class A	11,500	295,205
	Ship Finance International	11,824	213,068
†	Solazyme	3,200	73,504
†	Stone Energy	14,206	431,720
†	Swift Energy	11,464	427,263
†	Syntroleum	15,200	22,344
	Targa Resources	4,500	150,570
	Teekay Tankers Class A	9,637	90,588
†	Triangle Petroleum	12,500	80,750
†	Uranerz Energy	19,300	58,286
†	Uranium Energy	19,000	58,140
†	Uranium Resources	28,600	47,762
†	Ur-Energy	31,400	50,240
†	USEC	32,352	108,056
†	Vaalco Energy	13,292	80,018
†	Venoco	6,076	77,408
†	Voyager Oil & Gas	14,900	44,253
	W&T Offshore	10,000	261,200
†	Warren Resources	18,192	69,312
†	Western Refining	14,700	265,629
†	Westmoreland Coal	3,000	53,250
	World Fuel Services	19,458	699,126
†	Zion Oil & Gas	7,700	45,815

			16,689,366

	Paper & Forest Products–0.51%
	Buckeye Technologies	10,923	294,703
†	Clearwater Paper	3,318	226,553
	Deltic Timber	3,129	167,996
	Glatfelter	12,183	187,375
†	Kapstone Paper & Packaging	10,100	167,357
†	Louisiana-Pacific	34,400	280,016
	Neenah Paper	3,732	79,417
	Schweitzer-Mauduit International	4,988	280,076

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Paper & Forest Products (continued)

†	Verso Paper	3,800	$10,184
	Wausau Paper	12,903	86,966

			1,780,643

	Personal Products–0.40%
†	Elizabeth Arden	7,023	203,878
	Female Health	4,900	24,500
	Inter Parfums	3,936	90,646
†	Medifast	3,700	87,801
†	Nature’s Sunshine Products	2,100	40,908
	Nu Skin Enterprises Class A	15,095	566,816
†	Nutraceutical International	2,700	41,526
†	Prestige Brands Holdings	14,053	180,441
†	Revlon Class A	2,800	47,040
	Schiff Nutrition International	2,500	27,975
†	Synutra International	4,275	41,981
†	USANA Health Sciences	1,952	61,059

			1,414,571

	Pharmaceuticals–1.54%
†	Acura Pharmaceuticals	2,300	8,901
†	Aegerion Pharmaceuticals	3,500	55,125
†	Akorn	13,578	95,046
†	Ampio Pharmaceuticals	6,000	46,740
†	Auxilium Pharmaceuticals	13,244	259,582
†	AVANIR Pharmaceuticals	35,100	117,936
†	Biodel	1,970	3,684
†	Cadence Pharmaceuticals	12,132	111,614
†	Columbia Laboratories	21,500	66,435
†	Corcept Therapeutics	7,200	28,728
†	Cornerstone Therapeutics	2,100	18,816
†	Depomed	17,200	140,696
†	DURECT	28,060	56,962
†	Endocyte	6,900	98,808
†	Hi-Tech Pharmacal	2,300	66,539
†	Impax Laboratories	17,100	372,609
†	ISTA Pharmaceuticals	7,700	58,867
†	Jazz Pharmaceuticals	6,200	206,770
†	KV Pharmaceutical Class A	15,900	43,248
†	Lannett	3,200	15,936
†	MAP Pharmaceuticals	5,100	81,447
†	Medicines	14,797	244,298
	Medicis Pharmaceutical Class A	17,230	657,670
†	Nektar Therapeutics	30,607	222,513
†	NeoStem	9,000	13,320
†	Obagi Medical Products	4,927	46,462
†	Optimer Pharmaceuticals	13,000	154,570
†	Pain Therapeutics	7,812	30,232
†	PAR Pharmaceuticals	9,314	307,176
†	POZEN	8,406	35,305
†	Questcor Pharmaceuticals	14,700	354,270
†	Sagent Pharmaceuticals	2,000	53,960
†	Salix Pharmaceuticals	15,418	614,099
†	Santarus	12,100	40,777
†	Sucampo Pharmaceuticals Class A	1,300	5,330
†	ViroPharma	22,178	410,293
†	Vivus	22,495	183,109
†	XenoPort	6,944	49,441

			5,377,314

	Professional Services–1.34%
†	Acacia Research	11,400	418,265
†	Advisory Board	4,291	248,363
	Barrett Business Services	2,200	31,504
†	CBIZ	10,548	77,633
	CDI	2,749	36,534
	Corporate Executive Board	9,400	410,310
†	CoStar Group	7,017	415,968
†	CRA International	2,978	80,674
†	Dolan	8,759	74,189
†	Exponent	3,923	170,690
†	Franklin Covey	3,900	37,752
†	FTI Consulting	11,600	440,103
†	GP Strategies	4,200	57,372
	Heidrick & Struggles International	5,206	117,864
†	Hill International	6,300	36,288
†	Hudson Highland Group	8,300	44,405
†	Huron Consulting Group	6,586	198,963
†	ICF International	4,700	119,286
	Insperity	5,414	160,309
†	Kelly Services Class A	7,983	131,720
†	Kforce	8,660	113,273
†	Korn/Ferry International	12,774	280,900
†	Mistras Group	4,400	71,280
†	Navigant Consulting	13,938	146,210
†	Odyssey Marine Exploration	19,800	61,974
†	On Assignment	8,526	83,811
	Resources Connection	12,755	153,570
†	RPX	2,800	78,484
†	School Specialty	5,427	78,095
†	SFN Group	12,986	118,043
†	TrueBlue	12,432	180,015
	VSE	900	22,410

			4,696,257

	Real Estate Investment Trusts–7.96%
	Acadia Realty Trust	10,261	208,606
	Agree Realty	2,837	63,350
	Alexander’s	577	229,069
	American Assets Trust	8,700	195,315
	American Campus Communities	18,697	664,117
	Anworth Mortgage Asset	37,190	279,297
	Apollo Commercial Real Estate	5,300	85,436
	Armour Residential REIT	14,100	103,635
	Ashford Hospitality Trust	14,881	185,268
	Associated Estates Realty	10,734	174,428

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Real Estate Investment Trusts (continued)

	BioMed Realty Trust	37,242	$716,536
	Campus Crest Communities	8,100	104,814
	CapLease	22,268	109,336
	Capstead Mortgage	22,600	302,840
	CBL & Associates Properties	40,700	737,891
	Cedar Shopping Centers	14,880	76,632
	Chatham Lodging Trust	5,100	82,161
	Chesapeake Lodging Trust	8,500	145,010
	Cogdell Spencer	9,700	58,103
	Colonial Properties Trust	22,900	467,160
	Colony Financial	10,400	187,928
	Coresite Realty	5,200	85,280
	Cousins Properties	26,469	226,045
	CreXus Investment	16,200	179,982
	Cypress Sharpridge Investments	20,900	267,729
	DCT Industrial Trust	71,561	374,264
	DiamondRock Hospitality	47,288	507,400
	DuPont Fabros Technology	16,214	408,593
	Dynex Capital	12,700	122,936
	EastGroup Properties	7,440	316,274
	Education Realty Trust	23,161	198,490
	Entertainment Properties Trust	12,901	602,477
	Equity Lifestyle Properties	7,168	447,570
	Equity One	14,878	277,326
	Excel Trust	3,800	41,914
	Extra Space Storage	25,778	549,845
†	FelCor Lodging Trust	38,178	203,489
†	First Industrial Realty Trust	23,573	269,911
	First Potomac Realty Trust	13,887	212,610
	Franklin Street Properties	18,439	238,047
	Getty Realty	6,359	160,438
	Gladstone Commercial	2,000	34,660
	Glimcher Realty Trust	30,017	285,162
	Government Properties Income Trust	7,447	201,218
	Hatteras Financial	19,700	556,131
	Healthcare Realty Trust	19,922	410,991
	Hersha Hospitality Trust	35,190	196,008
	Highwoods Properties	20,342	673,930
	Home Properties	11,094	675,403
	Hudson Pacific Properties	6,600	102,498
	Inland Real Estate	19,249	169,969
	Invesco Mortgage Capital	19,400	409,922
	Investors Real Estate Trust	23,495	203,467
†	iStar Financial	27,100	219,781
	Kilroy Realty	16,700	659,483
	Kite Realty Group Trust	15,366	76,523
	LaSalle Hotel Properties	23,361	615,329
	Lexington Reality Trust	33,291	303,947
	LTC Properties	9,216	256,389
	Medical Properties Trust	29,221	336,042
	MFA Financial	100,421	807,384
	Mid-America Apartment Communities	9,708	654,999
	Mission West Properties	2,890	25,374
	Monmouth Real Estate Investment Class A	10,200	86,190
†	MPG Office Trust	12,400	35,464
	National Health Investors	6,761	300,391
	National Retail Properties	22,554	552,799
	Newcastle Investment	25,900	149,702
	NorthStar Realty Finance	22,693	91,453
	Omega Healthcare Investors	28,075	589,856
	One Liberty Properties	2,200	33,968
	Parkway Properties	6,162	105,124
	Pebblebrook Hotel Trust	14,100	284,679
	Pennsylvania Real Estate Investment Trust	14,823	232,721
	Pennymac Mortgage Investment Trust	8,504	140,911
	Post Properties	13,908	566,890
	Potlatch	11,263	397,246
	PS Business Parks	5,482	302,058
†	RAIT Investment Trust	33,895	71,180
	Ramco-Gershenson Properties Trust	10,559	130,720
	Redwood Trust	22,660	342,619
	Resource Capital	20,693	130,780
	Retail Opportunity Investments	10,100	108,676
	RLJ Lodging Trust	7,800	135,486
	Sabra Healthcare REIT	6,786	113,394
	Saul Centers	1,503	59,173
	Sovran Self Storage	7,631	312,871
	STAG Industrial	4,700	57,575
	Starwood Property Trust	25,571	524,461
†	Strategic Hotel & Resorts	48,405	342,707
	Summit Hotel Properties	7,000	79,450
	Sun Communities	5,926	221,099
†	Sunstone Hotel Investors	32,453	300,839
	Tanger Factory Outlet Centers	22,880	612,498
	Terreno Realty	2,000	34,020
	Two Harbors Investment	24,800	266,600
	UMH Properties	2,700	28,890
	Universal Health Realty Income Trust	3,108	124,258
	Urstadt Biddle Properties Class A	5,742	103,988
	U-Store-It Trust	29,006	305,143
	Walter Investment Management	6,700	148,673
	Washington Real Estate Investment Trust	17,404	565,978
	Whitestone REIT Class B	3,500	44,520
	Winthrop Realty Trust	9,598	114,600

			27,891,812

	Real Estate Management & Development–0.13%
†	Avatar Holdings	2,177	33,112
	Consolidated-Tomoka Land	1,592	45,531
†	Forestar Group	10,000	164,300

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Real Estate Management & Development (continued)

	Kennedy-Wilson Holdings	5,200	$63,700
†	Tejon Ranch	4,331	147,687

			454,330

	Road & Rail–1.20%
†	Amerco	2,169	208,549
	Arkansas Best	7,255	172,161
†	Avis Budget Group	28,200	481,938
†	Celadon Group	5,177	72,271
†	Dollar Thrifty Automotive Group	7,740	570,748
†	Genesee & Wyoming Class A	10,935	641,228
	Heartland Express	13,748	227,667
	Knight Transportation	16,222	275,612
	Marten Transport	3,889	84,002
†	Old Dominion Freight Line	13,104	488,779
†	Patriot Transportation Holding	774	17,314
†	Quality Distribution	4,100	53,382
†	RailAmerica	7,900	118,500
†	Roadrunner Transportation Systems	2,800	42,224
†	Saia	4,449	75,411
†	Swift Transporation	21,900	296,745
†	Universal Truckload Services	1,205	20,642
	Werner Enterprises	11,343	284,142
	Zipcar	3,000	61,230

			4,192,545

	Semiconductors & Semiconductor Equipment–4.10%
†	Advanced Analogic Technology	13,789	83,492
†	Advanced Energy Industries	12,260	181,325
†	Alpha & Omega Semiconductor	5,700	75,525
†	Amkor Technology	29,305	180,812
†	Amtech Systems	2,900	59,856
†	Anadigics	18,720	60,091
†	Applied Micro Circuits	18,266	161,837
†	ATMI	9,101	185,933
†	Axcelis Technologies	26,300	43,132
†	AXT	8,100	68,688
†	Brooks Automation	18,474	200,628
†	Cabot Microelectronics	6,344	294,806
†	Cavium	13,497	588,333
†	Ceva	6,200	188,852
†	Cirrus Logic	19,306	306,965
	Cohu	5,778	75,750
†	Cymer	8,037	397,912
†	Diodes	9,248	241,373
†	DSP Group	7,678	66,799
†	Entegris	35,588	360,151
†	Entropic Communications	24,012	213,467
†	Exar	10,913	69,079
†	FEI	10,497	400,880
†	FormFactor	13,119	118,858
†	FSI International	8,400	23,016
†	GSI Technology	5,900	42,480
†	GT Solar International	34,600	560,519
†	Hittite Microwave	8,569	530,506
†	Inphi	5,900	102,660
†	Integrated Device Technology	43,000	337,980
†	Integrated Silicon Solution	6,400	61,888
†	IXYS	7,455	111,676
†	Kopin	16,100	75,831
†	Kulicke & Soffa Industries	19,333	215,370
†	Lattice Semiconductor	35,194	229,465
†	LTX-Credence	11,833	105,787
†	MaxLinear Class A	2,000	17,320
	Micrel	12,939	136,895
†	Microsemi	23,165	474,883
†	Mindspeed Technologies	7,900	63,200
†	MIPS Technologies	13,038	90,093
	MKS Instruments	15,212	401,901
†	Monolithic Power Systems	8,214	126,660
†	MoSys	7,200	41,400
†	Nanometrics	4,500	85,455
†	NetLogic Microsystems	18,716	756,500
†	NVE	1,100	64,295
†	OmniVision Technologies	15,168	527,998
†	PDF Solutions	6,100	36,356
†	Pericom Semiconductor	6,001	53,649
†	Photronics	13,572	114,955
†	PLX Technology	8,008	27,788
	Power Integrations	8,000	307,440
†	Rambus	27,100	397,828
†	RF Micro Devices	74,757	457,513
†	Rubicon Technology	4,401	74,201
†	Rudolph Technologies	7,512	80,454
†	Semtech	17,552	479,872
†	Sigma Designs	8,991	68,691
†	Silicon Image	22,075	142,605
†	Spansion Class A	14,000	269,780
†	Standard Microsystems	6,430	173,546
†	Supertex	2,391	53,558
†	Tessera Technologies	13,355	228,905
†	TriQuint Semiconductor	44,549	453,954
†	Ultra Clean Holdings	5,500	49,940
†	Ultratech	7,502	227,911
†	Veeco Instruments	11,350	549,453
†	Volterra Semiconductor	7,204	177,651
†	Zoran	14,886	125,042

			14,359,414

	Software–4.50%
†	Accelrys	13,930	99,042
†	ACI Worldwide	9,216	311,224
	Actuate	11,129	65,105
†	Advent Software	8,716	245,530
†	American Software Class A	5,700	47,367
†	Aspen Technology	23,400	402,012

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software (continued)

	Blackbaud	12,176	$337,519
†	Blackboard	9,295	403,310
†	Bottomline Technologies	10,177	251,474
†	BroadSoft	6,300	240,219
†	Callidus Software	9,100	53,235
†	Commvault Systems	11,567	514,153
†	Concur Technologies	12,228	612,256
†	Convio	2,900	31,349
†	Deltek	4,988	37,360
†	DemandTec	9,400	85,540
†	Digimarc	1,800	63,054
†	Ebix	9,100	173,355
	EPIQ Systems	8,857	125,947
†	ePlus	1,200	31,728
	Fair Isaac	11,500	347,300
†	FalconStor Software	5,936	26,593
†	Glu Mobile	12,500	65,875
†	Guidance Software	5,300	43,195
†	Interactive Intelligence Group	4,019	140,866
†	JDA Software Group	11,628	359,189
†	Kenexa	7,969	191,097
†	Lawson Software	45,164	506,740
†	Magma Design Automation	18,800	150,212
†	Manhattan Associates	6,274	216,077
†	Mentor Graphics	26,634	341,182
†	MicroStrategy	2,377	386,690
†	Monotype Imaging Holdings	10,102	142,741
†	Motricity	10,700	82,711
†	Netscout Systems	11,400	238,146
†	NetSuite	7,570	296,744
	Opnet Technologies	3,300	135,102
†	Parametric Technology	32,914	754,719
	Pegasystems	4,124	191,972
†	Progress Software	19,143	461,921
†	PROS Holdings	6,484	113,405
†	QAD Class A	886	9,055
†	QLIKTechnologies	19,300	657,358
†	Quest Software	16,394	372,636
†	Radiant Systems	11,239	234,895
†	RealD	10,800	252,612
†	RealPage	8,500	224,995
	Renaissance Learning	3,010	37,745
†	Rosetta Stone	2,600	41,964
†	S1	12,740	95,295
†	Smith Micro Software	8,135	34,248
†	SolarWinds	15,700	410,398
†	Sourcefire	7,575	225,129
†	SRS Labs	3,600	34,524
†	SS&C Technologies Holdings	7,100	141,077
†	SuccessFactors	21,713	638,362
†	Synchronoss Technolgies	7,539	239,212
†	Take-Two Interactive Software	19,304	294,965
†	Taleo Class A	10,815	400,479
†	Telecommunication Systems Class A	11,800	56,994
†	TeleNav	3,200	56,736
†	THQ	20,525	74,301
†	TiVo	31,436	323,476
†	Tyler Technologies	8,196	219,489
†	Ultimate Software Group	7,103	386,616
†	Vasco Data Security International	6,483	80,713
†	Verint Systems	5,900	218,536
†	VirnetX Holding	11,300	327,022
†	Wave Systems	19,800	55,836
†	Websense	11,547	299,876

			15,767,800

	Specialty Retail–3.12%
†	Aeropostale	22,300	390,250
†	America’s Car-Mart	2,100	69,300
†	ANN	14,400	375,840
†	Asbury Automotive Group	8,213	152,187
†	Ascena Retail Group	16,654	567,068
	Barnes & Noble	8,100	134,298
	Bebe Stores	10,269	62,744
	Big 5 Sporting Goods	6,421	50,469
†	Body Central	3,400	80,002
	Books-A-Million	700	2,429
	Brown Shoe	10,984	116,980
	Buckle	6,982	298,131
†	Build-A-Bear Workshop	4,589	29,874
†	Cabela’s	11,587	314,587
†	Casual Male Retail Group	10,900	45,235
	Cato Class A	7,279	209,635
†	Charming Shoppes	30,943	128,723
†	Children’s Place Retail Stores	6,842	304,401
	Christopher & Banks	8,154	46,886
†	Citi Trends	3,536	53,323
†	Coldwater Creek	17,900	25,060
†	Collective Brands	18,383	270,046
†	Conn’s	2,685	23,225
†	Cost Plus	5,700	57,000
	Destination Maternity	2,700	53,946
	Express	15,300	333,540
	Finish Line Class A	13,886	297,160
†	Genesco	6,462	336,670
†	GNC Holdings	6,500	141,765
	Group 1 Automotive	6,738	277,471
	Haverty Furniture	5,420	62,384
†	hhgregg	3,140	42,076
†	Hibbett Sports	8,422	342,860
	Hot Topic	10,467	77,874
†	Jos. A. Bank Clothiers	7,994	399,780
†	Kirkland’s	4,500	54,090
	Lithia Motors Class A	6,800	133,484
†	Lumber Liquidators Holdings	6,500	165,100
†	MarineMax	5,600	49,056

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Specialty Retail (continued)

	Men’s Wearhouse	14,408	$485,550
	Monro Muffler	7,972	297,276
†	New York	4,443	21,993
†	Office Depot	76,900	324,518
†	OfficeMax	23,200	182,120
†	Pacific Sunwear of California	19,563	51,059
	Penske Automotive Group	12,500	284,250
	Pep Boys-Manny Moe & Jack	14,474	158,201
†	Pier 1 Imports	28,480	329,514
	Rent-A-Center	17,672	540,056
†	rue21	4,200	136,500
†	Select Comfort	15,600	280,488
†	Shoe Carnival	2,431	73,295
	Sonic Automotive Class A	11,590	169,794
	Stage Stores	9,437	158,542
	Stein Mart	6,002	57,859
†	Systemax	2,797	41,787
†	Talbots	18,810	62,825
†	Vitamin Shoppe	6,900	315,744
†	West Marine	3,500	36,295
†	Wet Seal Class A	27,396	122,460
	Winmark Corp	700	30,331
†	Zale	9,800	54,880
†	Zumiez	5,598	139,782

			10,930,068

	Textiles, Apparel & Luxury Goods–1.62%
	Barry (R.G)	2,300	25,944
†	Carter’s	13,552	416,860
	Cherokee	1,520	26,083
	Columbia Sportswear	3,229	204,719
†	CROCS	23,400	602,549
†	Delta Apparel	1,700	28,900
†	G-III Apparel Group	4,517	155,746
†	Iconix Brand Group	19,555	473,231
	Jones Apparel Group	23,800	258,230
†	Kenneth Cole Productions Class A	1,306	16,312
†	K-Swiss Class A	7,085	75,314
†	Liz Claiborne	24,400	130,540
†	Madden (Steven)	10,080	378,101
†	Maidenform Brands	6,429	177,826
	Movado Group	3,650	62,452
	Oxford Industries	3,410	115,122
†	Perry Ellis International	2,662	67,216
†	Quiksilver	33,554	157,704
†	Skechers U.S.A. Class A	9,610	139,153
†	Timberland Class A	10,493	450,884
†	True Religion Apparel	7,880	229,150
†	Unifi	4,633	63,935
†	Vera Bradley	5,500	210,100
†	Warnaco Group	12,286	641,943
	Wolverine World Wide	13,329	556,485

			5,664,499

	Thrift & Mortgage Finance–1.17%
	Abington Bancorp	4,839	50,471
	Astoria Financial	22,600	289,053
	Bank Mutual	11,383	41,776
	BankFinancial	4,048	34,287
†	Beneficial Mutual Bancorp	9,384	77,090
	Berkshire Hills Bancorp	5,390	120,682
†	BofI Holding	1,900	27,379
	Brookline Bancorp	16,489	152,853
	Clifton Savings Bancorp	2,441	26,949
	Dime Community Bancshares	8,352	121,438
†	Doral Financial	37,590	73,676
	ESB Financial	2,520	32,558
	Essa Bancorp	3,400	42,228
	Federal Agricultural Mortgage Class C	2,500	55,300
†	First Defiance Financial	3,000	44,070
	First Financial Holdings	4,040	36,239
	First Pactrust Bancorp	2,600	38,636
†	Flagstar Bancorp	57,007	67,838
	Flushing Financial	9,159	119,067
	Fox Chase Bancorp	4,310	58,401
†	Franklin Financial	4,200	50,652
	Home Federal Bancorp	3,800	41,762
	Kearny Financial	4,477	40,785
†	Meridian Interstate Bancorp	2,100	28,749
†	MGIC Investment	53,200	316,539
	Northwest Bancshares	30,291	381,060
	OceanFirst Financial	4,400	56,980
†	Ocwen Financial	20,179	257,484
	Oritani Financial	15,361	196,467
	PMI Group	39,900	42,693
	Provident Financial Services	16,781	240,304
	Provident New York Bancorp	11,146	93,181
	Radian Group	36,800	155,664
	Rockville Financial	8,539	84,536
	Roma Financial	1,435	15,068
	Territorial Bancorp	3,100	64,232
	Trustco Bank	22,675	111,108
	United Financial Bancorp	3,700	57,091
	ViewPoint Financial Group	9,824	135,571
†	Walker & Dunlop	5,400	71,820
†	Waterstone Financial	1,430	3,218
	Westfield Financial	8,292	67,331
	WSFS Financial	1,835	72,758

			4,095,044

	Tobacco–0.18%
†	Alliance One International	20,571	66,444
†	Star Scientific	28,700	129,150

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Tobacco (continued)

	Universal	6,430	$242,219
	Vector Group	11,684	207,858

			645,671

	Trading Companies & Distributors–0.99%
	Aceto	6,000	40,260
	Aircastle	17,800	226,416
	Applied Industrial Technologies	11,409	406,274
†	Beacon Roofing Supply	12,448	284,063
†	DXP Enterprises	2,200	55,770
†	Essex Rental	5,400	35,586
†	H&E Equipment Services	7,935	111,011
	Houston Wire & Cable	3,875	60,256
†	Interline Brands	8,996	165,257
	Kaman Class A	7,089	251,447
	Lawson Products	1,079	21,224
†	RSC Holdings	18,882	225,829
†	Rush Enterprises Class A	9,246	175,951
	SeaCube Container Leasing	3,600	61,848
	TAL International Group	4,688	161,877
	Textainer Group Holdings	2,773	85,242
†	Titan Machinery	4,755	136,849
†	United Rentals	16,700	424,180
	Watsco	7,766	528,010

			3,457,350

	Transportation Infrastructure–0.02%
†	CAI International	3,900	80,574

			80,574

	Water Utilities–0.21%
	American States Water	4,774	165,467
	Artesian Resources	1,500	27,030
†	Cadiz	2,898	31,472
	California Water Service Group	10,902	203,977
	Connecticut Water Service	1,800	46,044
	Consolidated Water	4,076	37,866
	Middlesex Water	4,000	74,320
	Pennichuck	1,400	40,250
	SJW	3,234	78,392
	York Water	2,700	44,685

			749,503

	Wireless Telecommunication Services–0.22%
†	ICO Global Communications Holdings	42,900	118,833
†	Leap Wireless International	16,900	274,287
	NTELOS Holdings	8,332	170,139
	Shenandoah Telecommunications	5,995	102,035
	USA Mobility	6,618	100,991

			766,285

	Total Common Stock (Cost $296,030,329)		343,751,079

	RIGHT–0.00%
	BlueLinx Holdings	4,100	697

	Total Right (Cost $0)		697

	WARRANT–0.00%
#†	Greenhunter Energy Warrants 144A, exercise price $27.50, expiration date 8/27/11	90	0

	Total Warrant (Cost $0)		0

	SHORT-TERM INVESTMENTS–1.79%
	Money Market Mutual Fund–1.72%
	Dreyfus Treasury & Agency Cash Management Fund	6,014,690	6,014,690

			6,014,690

		Principal
		Amount
		(U.S. $)

¥≠	U.S. Treasury Obligations–0.07%
	U.S. Treasury Bill 0.045% 7/7/11	$256,000	256,027

			256,027

	Total Short-Term Investments (Cost $6,270,688)		6,270,717

TOTAL VALUE OF SECURITIES–99.95% (Cost $302,301,017)	350,022,493
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	174,692

NET ASSETS APPLICABLE TO 18,465,587 SHARES OUTSTANDING–100.00%	$350,197,185

NET ASSET VALUE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($212,454,981 / 11,198,109 Shares)	$18.972

NET ASSET VALUE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($137,742,204 / 7,267,478 Shares)	$18.953

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$310,789,910
Undistributed net investment income	1,903,514
Accumulated net realized loss on investments	(10,485,411)
Net unrealized appreciation of investments	47,989,172

Total net assets	$350,197,185

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

≠	The rate shown is the effective yield at the time of purchase.

†	Non income producing security.

¥	Fully or partially pledged as collateral for futures contracts.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

[1]	The following futures contract was outstanding at June 30, 2011:

Futures Contract

				Unrealized
	Notional	Notional		Appreciation
Contract to Buy	Cost	Value	Expiration Date	(Depreciation)

67 Russell 2000 Mini Index	$5,263,434	$5,530,180	9/16/11	$266,746

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,678,361
Interest	178
Foreign tax withheld	(488)

1,678,051

EXPENSES:
Management fees	538,210
Distribution expenses-Service Class	168,425
Accounting and administration expenses	77,286
Reports and statements to shareholders	42,937
Russell 2000 Index fees	19,383
Pricing fees	18,603
Professional fees	13,783
Trustees’ fees	4,684
Custodian fees	2,786
Other	4,190

Total operating expenses	890,287

NET INVESTMENT INCOME	787,764

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	13,848,709
Futures contracts	7,091

Net realized gain	13,855,800
Net change in unrealized appreciation/depreciation of investments	4,481,150

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,336,950

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,124,714

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$787,764	$2,171,078
Net realized gain on investments	13,855,800	2,495,170
Net change in unrealized appreciation/ depreciation of investments	4,481,150	57,646,677

Net increase in net assets resulting from operations	19,124,714	62,312,925

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(881,789)
Service Class	—	(338,143)

	—	(1,219,932)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,527,212	49,472,933
Service Class	16,243,356	65,174,471
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	881,789
Service Class	—	338,143

	50,770,568	115,867,336

Cost of shares repurchased:
Standard Class	(26,580,217)	(33,241,913)
Service Class	(17,075,436)	(26,449,073)

	(43,655,653)	(59,690,986)

Increase in net assets derived from capital share transactions	7,114,915	56,176,350

NET INCREASE IN NET ASSETS	26,239,629	117,269,343
NET ASSETS:
Beginning of period	323,957,556	206,688,213

End of period (including undistributed net investment income of $1,903,514 and $1,115,750, respectively)	$350,197,185	$323,957,556

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Small-Cap Index Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08[3]	12/31/07[4]	12/31/06

Net asset value, beginning of period	$17.904	$14.258	$11.413	$19.096	$18.450	$16.316

Income (loss) from investment operations:
Net investment income (loss)[5]	0.053	0.148	0.113	0.186	0.181	(0.044)
Net realized and unrealized gain (loss) on investments	1.015	3.583	2.850	(6.173)	0.590	2.178

Total from investment operations	1.068	3.731	2.963	(5.987)	0.771	2.134

Less dividends and distributions from:
Net investment income	—	(0.085)	(0.091)	(0.149)	(0.125)	—
Net realized gain on investments	—	—	(0.027)	(1.547)	—	—

Total dividends and distributions	—	(0.085)	(0.118)	(1.696)	(0.125)	—

Net asset value, end of period	$18.972	$17.904	$14.258	$11.413	$19.096	$18.450

Total return[6]	5.97%	26.19%	26.02%	(33.97% )	4.18%	13.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212,455	$192,921	$138,927	$112,717	$166,199	$71,306
Ratio of expenses to average net assets	0.43%	0.44%	0.45%	0.45%	0.52%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.43%	0.44%	0.46%	0.47%	0.56%	0.86%
Ratio of net investment income (loss) to average net assets	0.57%	0.97%	0.95%	1.18%	1.13%	(0.25%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.57%	0.97%	0.94%	1.16%	1.09%	(0.25%	)
Portfolio turnover	12%	17%	37%	37%	119%	222%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[4]	Commencing April 30, 2007, Mellon Capital Management Corporation replaced Lord, Abbett & Co. LLC as the Fund’s sub-advisor.

[5]	The average shares outstanding method has been applied for per share information.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–26

LVIP SSgA Small-Cap Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Service Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1]		Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08[2]	12/31/07

Net asset value, beginning of period	$17.908	$14.265	$11.423	$19.090	$20.355

Income (loss) from investment operations:
Net investment income[4]	0.030	0.110	0.083	0.149	0.162
Net realized and unrealized gain (loss) on investments	1.015	3.579	2.849	(6.165)	(1.329)

Total from investment operations	1.045	3.689	2.932	(6.016)	(1.167)

Less dividends and distributions from:
Net investment income	—	(0.046)	(0.063)	(0.104)	(0.098)
Net realized gain on investments	—	—	(0.027)	(1.547)	—

Total dividends and distributions	—	(0.046)	(0.090)	(1.651)	(0.098)

Net asset value, end of period	$18.953	$17.908	$14.265	$11.423	$19.090

Total return[5]	5.84%	25.87%	25.71%	(34.14% )	(5.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$137,742	$131,037	$67,761	$26,022	$7,443
Ratio of expenses to average net assets	0.68%	0.69%	0.70%	0.70%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.68%	0.69%	0.71%	0.72%	0.74%
Ratio of net investment income to average net assets	0.32%	0.72%	0.70%	0.93%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.32%	0.72%	0.69%	0.91%	1.15%
Portfolio turnover	12%	17%	37%	37%	119% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–27

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.32% of average daily net assets of the Fund.

LVIP SSgA Small-Cap Index Fund–28

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.03% of the first $500 million of the Fund’s average daily net assets; and 0.02% of the Fund’s average daily net assets in excess of $500 million, subject to annual minimum of $100,000.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $16,819 and $1,436, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$88,372
Distribution fees payable to LFD	27,276

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $48,828,867 and sales of $40,937,068 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $310,666,478. At June 30, 2011, net unrealized appreciation was $39,356,015, of which $73,246,732 related to unrealized appreciation of investments and $33,890,717 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$343,751,079	$—	$343,751,079
Short-Term Investments	6,014,690	256,027	6,270,717
Other	697	—	697

Total	$349,766,466	$256,027	$350,022,493

Futures Contract	$266,746	$—	$266,746

LVIP SSgA Small-Cap Index Fund–29

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate
Debt

Balance as of 12/31/10	$70
Sales	(70)

Balance as of 6/30/11	$—

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$1,219,932

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$310,789,910
Undistributed ordinary income	1,903,514
Capital loss carryforwards as of 12/31/10	(15,336,696)
Realized gains 1/1/11–6/30/11	13,291,823
Unrealized appreciation of investments	39,548,634

Net assets	$350,197,185

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, return of capital from investments, partnership income, market-to-market on futures contracts, and tax treatment of regulated investment companies.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $15,336,696 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $13,291,823, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	1,849,660	3,163,547
Service Class	870,282	4,289,811
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	50,512
Service Class	—	19,362

	2,719,942	7,523,232

Shares repurchased:
Standard Class	(1,426,674)	(2,182,686)
Service Class	(919,833)	(1,742,277)

	(2,346,507)	(3,924,963)

Net increase	373,435	3,598,269

LVIP SSgA Small-Cap Index Fund–30

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

8.	Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Index Fund–31

LVIP SSgA Bond Index Fund

LVIP SSgA Bond Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP SSgA Bond Index Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	43
Statements of Changes in Net Assets	43
Financial Highlights	44
Notes to Financial Statements	46

LVIP SSgA Bond Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,024.90	0.39%	$1.96
Service Class Shares	1,000.00	1,023.70	0.64%	3.21

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
Service Class Shares	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Security Type/Sector Allocation
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials

Percentage
Security Type/Sector	of Net Assets

Agency Mortgage-Backed Securities	33.52%

Agency Obligations	5.81%

Commercial Mortgage-Backed Securities	2.25%

Corporate Bonds	21.04%

Aerospace & Defense	0.30%
Air Freight & Logistics	0.08%
Airlines	0.05%
Auto Components	0.03%
Automobiles	0.03%
Beverages	0.45%
Biotechnology	0.15%
Building Products	0.04%
Capital Markets	2.50%
Chemicals	0.34%
Commercial Banks	1.95%
Commercial Services & Supplies	0.14%
Communications Equipment	0.14%
Computers & Peripherals	0.26%
Consumer Finance	0.43%
Containers	0.01%
Diversified Consumer Services	0.04%
Diversified Financial Services	2.20%
Diversified Telecommunication Services	1.06%
Electric Utilities	1.28%
Electrical Equipment	0.05%
Electronic Equipment, Instruments & Components	0.05%
Energy Equipment & Services	0.21%
Food & Staples Retailing	0.39%
Food Products	0.37%
Gas Utilities	0.10%
Health Care Equipment & Supplies	0.18%
Health Care Providers & Services	0.27%
Hotels, Restaurants & Leisure	0.09%
Household Durables	0.07%
Household Products	0.13%
Independent Power Producers & Energy Traders	0.06%
Industrial Conglomerates	0.15%
Insurance	0.89%
Internet & Catalog Retail	0.01%
Internet Services	0.04%
IT Services	0.07%
Leisure Equipment & Products	0.01%
Life Sciences Tools & Services	0.02%
Machinery	0.16%
Media	1.01%
Metals & Mining	0.59%
Multi-Utilities	0.19%
Multiline Retail	0.14%
Office Electronics	0.05%
Oil, Gas & Consumable Fuels	1.77%
Paper & Forest Products	0.06%
Personal Products	0.02%
Pharmaceuticals	0.78%
Professional Services	0.00%
Real Estate Investment Trusts	0.36%
Road & Rail	0.25%
Semiconductors & Semiconductor Equipment	0.05%
Software	0.22%
Specialty Retail	0.18%
Thrift & Mortgage Finance	0.03%
Tobacco	0.21%
Trading Companies & Distributors	0.01%
Wireless Telecommunication Services	0.32%

Municipal Bonds	0.84%

Non-Agency Asset-Backed Securities	0.22%

Regional Bonds	0.39%

Sovereign Bonds	1.47%

Supranational Banks	1.32%

U.S. Treasury Obligations	32.18%

Short-Term Investment	3.91%

Total Value of Securities	102.95%

Liabilities Net of Receivables and Other Assets	(2.95%)

Total Net Assets	100.00%

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–33.52%
Fannie Mae ARM 5.222% 7/1/38	$322,469	$345,130
5.515% 11/1/38	521,735	561,602
5.557% 9/1/37	518,559	553,512
5.56% 11/1/35	932,118	996,592
5.562% 9/1/38	342,041	370,200
5.662% 3/1/37	2,327,502	2,509,252
Fannie Mae S.F. 10 yr 5.00% 12/1/11	3,712	3,730
5.00% 5/1/12	4,626	4,876
5.00% 9/1/12	101,173	106,798
5.00% 10/1/12	514,862	551,358
5.00% 2/1/13	521,369	551,775
5.00% 5/1/13	390,434	417,258
5.50% 12/1/14	174,030	182,425
5.50% 11/1/15	14,250	15,061
6.00% 6/1/12	52,853	53,653
6.00% 12/1/13	212,378	220,944
6.00% 3/1/16	579,474	619,281
6.00% 10/1/16	420,694	451,725
6.00% 12/1/17	235,754	252,752
6.00% 9/1/18	50,587	55,215
Fannie Mae S.F. 15 yr
3.50% 11/1/25	2,880,421	2,937,293
3.50% 12/1/25	4,859,922	4,955,878
4.00% 4/1/24	2,087,416	2,179,511
4.00% 5/1/24	16,836	17,579
4.00% 6/1/24	1,538,376	1,606,248
4.00% 7/1/24	745,783	778,686
4.00% 10/1/24	51,548	53,822
4.00% 1/1/25	1,716,257	1,799,485
4.00% 3/1/25	1,748,284	1,833,066
4.50% 2/1/23	787,899	837,680
4.50% 5/1/23	118,624	126,119
4.50% 6/1/23	428,742	455,831
4.50% 11/1/23	170,986	181,789
4.50% 5/1/24	2,006,968	2,133,772
4.50% 7/1/24	1,285,182	1,365,579
4.50% 8/1/24	643,852	684,129
4.50% 11/1/24	661,729	703,125
5.00% 4/1/21	312,785	337,420
5.00% 4/1/23	199,300	214,062
5.00% 6/1/23	3,511,062	3,771,133
5.00% 9/1/23	916,190	984,054
5.00% 12/1/23	808,183	868,047
5.00% 4/1/24	962,581	1,035,385
5.00% 3/1/25	307,922	330,730
5.50% 12/1/18	811,720	881,047
5.50% 4/1/22	234,230	254,039
5.50% 7/1/22	331,142	359,147
5.50% 1/1/24	295,302	320,276
5.50% 2/1/24	719,465	780,310
6.00% 2/1/14	385,031	404,147
6.00% 12/1/18	3,509	3,830
6.00% 6/1/20	369,408	399,437
6.00% 8/1/22	60,115	66,216
6.00% 9/1/22	244,849	267,865
6.00% 8/1/23	33,863	36,983
Fannie Mae S.F. 15 yr TBA 4.00% 7/1/26	3,000,000	3,124,686
4.50% 7/1/26	2,000,000	2,120,000
Fannie Mae S.F. 30 yr
3.50% 10/1/40	2,464,887	2,360,179
3.50% 12/1/40	998,250	955,844
4.00% 2/1/39	743,542	745,520
4.00% 3/1/39	26,219	26,322
4.00% 4/1/39	946,784	949,304
4.00% 6/1/39	446,866	448,055
4.00% 8/1/39	1,420,848	1,425,149
4.00% 9/1/39	1,389,133	1,394,132
4.00% 11/1/39	161,611	162,041
4.00% 1/1/40	1,806,789	1,811,597
4.00% 5/1/40	891,708	892,967
4.00% 11/1/40	2,603,432	2,607,714
4.00% 12/1/40	3,101,890	3,109,330
4.00% 1/1/41	7,916,868	7,928,042
4.00% 2/1/41	1,968,146	1,970,924
4.50% 9/1/35	631,830	658,281
4.50% 4/1/38	324,831	336,958
4.50% 7/1/38	343,170	355,981
4.50% 2/1/39	304,899	316,282
4.50% 3/1/39	2,433,920	2,522,505
4.50% 4/1/39	5,216,788	5,415,065
4.50% 5/1/39	1,297,454	1,348,731
4.50% 6/1/39	797,613	826,643
4.50% 7/1/39	2,528,549	2,620,578
4.50% 9/1/39	906,762	942,315
4.50% 1/1/40	2,717,893	2,829,554
4.50% 2/1/40	4,905,812	5,099,696
4.50% 5/1/40	2,768,229	2,873,431
4.50% 6/1/40	1,780,029	1,844,259
4.50% 8/1/40	830,840	861,858
4.50% 9/1/40	1,894,349	1,962,703
4.50% 10/1/40	8,928,245	9,253,429
4.50% 11/1/40	1,439,864	1,491,820
4.50% 2/1/41	3,478,302	3,604,084
5.00% 12/1/32	1,314,270	1,407,303
5.00% 9/1/33	900,589	962,509
5.00% 7/1/34	2,162,372	2,311,046
5.00% 11/1/34	1,116,509	1,193,066
5.00% 4/1/35	703,689	751,741
5.00% 6/1/35	1,165,697	1,244,923
5.00% 7/1/35	1,082,615	1,156,542

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)

5.00% 9/1/35	$336,719	$359,502
5.00% 10/1/35	955,352	1,019,993
5.00% 2/1/36	10,379,111	11,081,376
5.00% 3/1/36	598,578	639,078
5.00% 11/1/36	150,208	160,465
5.00% 8/1/37	298,772	318,054
5.00% 4/1/38	1,772,282	1,886,104
5.00% 7/1/38	178,272	189,721
5.00% 11/1/38	223,008	237,330
5.00% 8/1/39	3,190,729	3,395,649
5.00% 12/1/39	850,929	905,579
5.00% 1/1/40	1,460,992	1,565,323
5.00% 7/1/40	6,086,146	6,489,165
5.50% 11/1/33	570,439	621,175
5.50% 1/1/34	399,361	434,880
5.50% 5/1/34	746,743	813,159
5.50% 7/1/34	972,803	1,058,718
5.50% 10/1/34	704,505	766,834
5.50% 9/1/35	490,760	533,642
5.50% 10/1/35	947,669	1,030,476
5.50% 12/1/35	1,842,746	2,003,764
5.50% 4/1/36	2,013,037	2,188,934
5.50% 8/1/36	1,042,032	1,133,084
5.50% 2/1/37	402,815	438,390
5.50% 3/1/37	1,218,504	1,320,026
5.50% 5/1/37	1,093,578	1,188,030
5.50% 6/1/37	800,714	871,180
5.50% 8/1/37	462,064	500,562
5.50% 11/1/37	8,876	9,615
5.50% 12/1/37	5,673	6,145
5.50% 1/1/38	3,335,031	3,612,895
5.50% 2/1/38	1,205,203	1,305,258
5.50% 6/1/38	124,346	134,706
5.50% 7/1/38	1,030,762	1,115,675
5.50% 10/1/38	418,149	452,988
5.50% 1/1/39	2,211,850	2,395,001
5.50% 5/1/39	4,117,330	4,460,372
5.50% 6/1/39	3,420,750	3,705,755
6.00% 12/1/35	583,414	647,172
6.00% 2/1/36	481,659	530,835
6.00% 6/1/36	192,362	212,001
6.00% 7/1/36	1,036,534	1,142,360
6.00% 9/1/36	872,280	961,337
6.00% 10/1/36	271,450	299,165
6.00% 11/1/36	110,638	121,934
6.00% 1/1/37	453,329	501,286
6.00% 3/1/37	229,885	252,925
6.00% 5/1/37	1,076,661	1,184,566
6.00% 6/1/37	511,156	562,385
6.00% 8/1/37	1,686,581	1,855,614
6.00% 9/1/37	2,027,659	2,230,874
6.00% 10/1/37	4,348,682	4,784,515
6.00% 11/1/37	802,339	882,751
6.00% 1/1/38	288,347	317,246
6.00% 2/1/38	443,736	487,792
6.00% 5/1/38	1,473,787	1,620,111
6.00% 6/1/38	718,388	790,042
6.00% 8/1/38	930,881	1,023,303
6.00% 9/1/38	170,561	187,495
6.00% 10/1/38	369,376	406,049
6.00% 11/1/38	504,563	554,658
6.50% 7/1/36	599,391	679,411
6.50% 9/1/36	552,946	626,766
6.50% 11/1/36	786,905	891,959
6.50% 9/1/37	71,175	80,688
6.50% 10/1/37	1,075,570	1,218,658
6.50% 3/1/38	1,833,481	2,079,689
6.50% 5/1/38	418,657	474,395
6.50% 7/1/38	1,019,316	1,155,021
6.50% 10/1/38	937,103	1,062,355
7.00% 8/1/39	961,422	1,105,691
Fannie Mae S.F. 30 yr TBA 4.00% 7/1/41	1,000,000	1,000,000
5.50% 7/1/41	5,000,000	5,406,251
6.00% 7/1/41	2,000,000	2,196,876
Freddie Mac ARM 3.565% 8/1/40	2,033,486	2,128,609
3.636% 9/1/40	4,842,096	5,071,053
5.523% 9/1/37	930,582	986,394
5.621% 11/1/37	533,114	560,844
5.882% 6/1/36	661,125	716,789
Freddie Mac S.F. 15 yr
3.50% 12/1/25	4,611,995	4,703,776
4.00% 2/1/24	480,954	503,038
4.00% 8/1/24	719,308	750,931
4.00% 2/1/25	822,253	857,631
4.00% 7/1/25	2,734,630	2,852,289
4.00% 4/1/26	2,944,529	3,071,219
4.50% 1/1/15	84,236	87,355
4.50% 2/1/15	54,607	56,629
4.50% 8/1/15	38,050	39,603
4.50% 12/1/19	226,731	242,332
4.50% 4/1/21	153,157	163,695
4.50% 1/1/23	241,747	256,567
4.50% 4/1/23	494,432	524,744
4.50% 5/1/23	952,057	1,010,424
4.50% 6/1/23	76,199	80,870
4.50% 12/1/23	97,030	102,979
4.50% 6/1/24	36,397	38,605
4.50% 7/1/24	1,172,841	1,244,011
4.50% 8/1/24	390,921	415,987
4.50% 11/1/24	1,026,578	1,088,873

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)

4.50% 5/1/25	$395,731	$419,745
4.50% 8/1/25	1,583,559	1,680,642
5.00% 1/1/22	968,495	1,043,865
5.00% 6/1/22	819,608	880,702
5.00% 4/1/23	798,726	856,641
5.00% 3/1/25	1,409,538	1,523,196
5.50% 12/1/13	156,102	163,959
5.50% 11/1/17	2,139,618	2,313,948
5.50% 6/1/23	110,929	119,967
5.50% 7/1/24	1,521,717	1,646,654
6.00% 12/1/22	470,232	517,373
6.00% 11/1/23	397,000	433,325
Freddie Mac S.F. 15 yr TBA 4.00% 7/1/26	2,000,000	2,081,562
Freddie Mac S.F. 30 yr
4.00% 5/1/39	2,359,395	2,365,271
4.00% 2/1/40	451,150	452,274
4.00% 5/1/40	957,229	957,818
4.00% 11/1/40	7,400,035	7,404,586
4.00% 12/1/40	2,482,337	2,483,864
4.00% 2/1/41	2,972,153	2,974,910
4.50% 2/1/39	572,706	593,550
4.50% 4/1/39	596,835	617,998
4.50% 5/1/39	510,324	529,536
4.50% 6/1/39	3,484,515	3,612,935
4.50% 7/1/39	863,860	895,301
4.50% 9/1/39	1,811,756	1,883,359
4.50% 10/1/39	1,172,996	1,214,875
4.50% 1/1/40	5,176,069	5,370,929
4.50% 2/1/40	3,211,583	3,332,487
4.50% 7/1/40	920,163	951,928
4.50% 9/1/40	2,436,817	2,528,554
4.50% 2/1/41	7,970,334	8,245,481
4.50% 3/1/41	5,038,896	5,219,143
4.50% 7/1/41	1,500,000	1,549,454
5.00% 10/1/34	1,267,484	1,353,819
5.00% 8/1/35	730,852	779,720
5.00% 10/1/35	324,273	345,955
5.00% 11/1/35	212,407	226,609
5.00% 12/1/35	1,159,532	1,237,064
5.00% 2/1/37	740,996	788,533
5.00% 4/1/37	691,275	735,336
5.00% 5/1/37	1,101,353	1,171,553
5.00% 12/1/37	1,327,810	1,412,445
5.00% 6/1/38	1,437,303	1,528,018
5.00% 10/1/38	888,139	944,749
5.00% 12/1/38	1,747,182	1,857,455
5.00% 1/1/39	480,556	510,886
5.00% 3/1/39	1,943,593	2,074,766
5.00% 8/1/39	422,751	451,283
5.00% 9/1/39	3,029,978	3,225,962
5.00% 1/1/40	2,470,911	2,631,010
5.00% 5/1/40	931,204	990,559
5.00% 6/1/40	4,598,868	4,903,497
5.50% 8/1/33	307,101	334,271
5.50% 6/1/34	598,935	651,550
5.50% 6/1/35	452,511	492,263
5.50% 11/1/35	763,551	830,149
5.50% 1/1/37	554,970	601,728
5.50% 5/1/37	757,721	821,562
5.50% 7/1/37	238,306	259,017
5.50% 2/1/38	880,914	953,758
5.50% 5/1/38	4,026,754	4,368,420
5.50% 6/1/38	220,586	238,620
5.50% 8/1/38	518,417	563,473
5.50% 12/1/38	682,384	740,411
5.50% 8/1/39	919,556	997,751
5.50% 12/1/39	2,062,572	2,230,228
5.50% 3/1/40	2,138,518	2,315,356
5.50% 4/1/40	3,259,605	3,529,147
6.00% 8/1/36	199,279	219,033
6.00% 11/1/36	425,626	469,214
6.00% 4/1/37	7,888	8,696
6.00% 5/1/37	1,355,084	1,491,528
6.00% 8/1/37	2,429,435	2,674,055
6.00% 9/1/37	1,136,260	1,253,271
6.00% 10/1/37	341,837	376,791
6.00% 11/1/37	2,192,104	2,412,828
6.00% 12/1/37	76,647	84,364
6.00% 6/1/38	225,354	247,798
6.00% 7/1/38	521,684	573,642
6.00% 8/1/38	898,065	987,510
6.00% 9/1/38	295,867	325,334
6.00% 10/1/38	716,856	788,253
6.00% 11/1/38	240,325	264,261
6.00% 3/1/39	398,969	438,705
6.00% 4/1/39	161,251	177,689
6.00% 9/1/39	657,123	722,468
6.00% 12/1/39	725,853	798,032
6.00% 5/1/40	1,558,696	1,715,642
6.50% 11/1/36	1,535,284	1,732,882
6.50% 8/1/37	535,747	604,700
6.50% 10/1/37	163,557	184,429
6.50% 6/1/38	142,877	161,110
6.50% 4/1/39	982,316	1,107,670
Freddie Mac S.F. 30 yr TBA 5.00% 7/1/41	3,500,000	3,715,695
5.50% 7/1/41	5,000,000	5,400,781
GNMA S.F. 30 yr
4.00% 6/15/39	444,148	453,331
4.00% 7/15/39	459,978	469,489
4.00% 8/15/39	452,687	462,048

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA S.F. 30 yr (continued)

4.00% 8/15/40	$6,465,373	$6,599,059
4.00% 10/15/40	1,465,339	1,495,638
4.00% 12/15/40	1,968,356	2,009,671
4.00% 1/15/41	1,971,987	2,013,378
4.50% 3/15/39	5,625,193	5,960,361
4.50% 4/15/39	2,038,248	2,159,693
4.50% 5/15/39	430,370	456,248
4.50% 6/15/39	1,836,991	1,946,446
4.50% 7/15/39	2,036,600	2,157,947
4.50% 9/15/39	2,285,454	2,421,628
4.50% 10/15/39	2,795,220	2,962,940
4.50% 12/15/39	881,816	934,357
4.50% 1/15/40	4,774,639	5,052,684
4.50% 6/15/40	2,866,791	3,032,496
4.50% 7/15/40	826,785	874,239
4.50% 9/15/40	988,245	1,044,966
4.50% 1/15/41	521,418	553,301
4.50% 2/15/41	7,904,094	8,359,130
5.00% 3/15/35	255,628	278,289
5.00% 8/15/38	193,433	209,915
5.00% 6/15/39	2,995,820	3,259,501
5.00% 9/15/39	6,188,812	6,739,923
5.00% 10/15/39	580,093	630,610
5.00% 11/15/39	1,286,998	1,401,487
5.00% 1/15/40	2,657,363	2,893,757
5.00% 2/15/40	1,753,603	1,909,600
5.00% 4/15/40	1,721,344	1,868,017
5.00% 7/15/40	1,782,500	1,934,384
5.50% 10/15/33	977,661	1,082,454
5.50% 4/15/37	270,149	297,924
5.50% 7/15/37	188,071	207,231
5.50% 1/15/38	8,978	9,890
5.50% 2/15/38	1,336,067	1,472,805
5.50% 7/15/38	13,360	14,717
5.50% 8/15/38	356,373	392,567
5.50% 9/15/38	2,892,055	3,186,532
5.50% 12/15/38	569,711	627,573
5.50% 1/15/39	810,878	893,233
5.50% 7/15/39	60,229	66,346
5.50% 10/15/39	1,781,695	1,962,694
5.50% 4/15/40	2,607,117	2,885,210
6.00% 5/15/37	507,143	565,570
6.00% 1/15/38	726,932	810,453
6.00% 5/15/38	418,876	469,097
6.00% 7/15/38	816,448	910,425
6.00% 8/15/38	155,058	172,874
6.00% 10/15/38	74,278	82,812
6.00% 11/15/38	501,522	559,145
6.00% 12/15/38	142,225	158,566
6.00% 1/15/39	274,188	305,691
6.00% 6/15/39	27,231	30,496
6.00% 8/15/39	42,302	47,269
6.00% 10/15/39	57,801	64,442
6.50% 8/15/37	414,988	471,854
6.50% 3/15/38	47,218	53,682
6.50% 5/15/38	93,919	106,774
6.50% 7/15/38	185,171	211,442
6.50% 8/15/38	8,523	9,703
6.50% 9/15/38	94,583	107,824
6.50% 10/15/38	137,099	155,866
6.50% 2/15/39	938,480	1,066,934
6.50% 8/15/39	40,083	45,631
GNMA S.F. 30 yr TBA 3.50% 7/1/41	1,000,000	970,312
5.00% 7/1/41	7,000,000	7,581,876
5.50% 7/1/41	500,000	550,323
6.00% 7/1/41	4,000,000	4,456,248

Total Agency Mortgage-Backed Securities (Cost $493,427,808)		504,956,148

AGENCY OBLIGATIONS–5.81%
Fannie Mae
0.375% 12/28/12	1,250,000	1,250,749
0.625% 9/24/12	500,000	502,067
0.75% 2/26/13	500,000	502,792
0.75% 10/25/13	100,000	100,134
0.75% 12/18/13	2,000,000	2,000,925
0.80% 11/29/13	100,000	100,206
0.875% 11/4/13	100,000	99,928
1.00% 1/7/13	100,000	100,011
1.00% 10/15/13	100,000	100,406
1.00% 11/29/13	500,000	501,248
1.00% 4/25/14	200,000	200,006
1.125% 10/8/13	200,000	202,310
1.20% 9/27/13	200,000	200,422
1.25% 7/29/13	200,000	200,160
1.25% 8/20/13	1,500,000	1,521,305
1.25% 10/28/14	100,000	99,720
1.30% 12/30/13	100,000	100,484
1.35% 2/24/14	100,000	101,456
1.375% 7/19/13	200,000	200,103
1.375% 1/27/14	200,000	201,068
1.40% 1/6/14	100,000	100,015
1.45% 1/24/14	500,000	503,216
1.50% 6/26/13	300,000	305,994
1.50% 12/30/13	100,000	100,493
1.50% 2/25/14	200,000	200,363
1.50% 11/23/15	200,000	197,160
1.55% 1/27/14	100,000	100,555
1.55% 8/12/14	100,000	100,117
1.55% 10/27/15	100,000	99,349

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)

1.625% 11/9/15	$100,000	$97,948
1.65% 10/29/15	200,000	197,838
1.70% 2/25/14	100,000	100,214
1.75% 8/10/12	2,000,000	2,031,591
1.75% 2/22/13	500,000	510,634
1.75% 5/7/13	1,000,000	1,022,936
1.75% 7/14/14	100,000	100,056
1.75% 11/17/15	100,000	99,586
1.875% 10/15/15	100,000	100,344
2.00% 8/5/15	100,000	100,198
2.00% 8/24/15	100,000	100,297
2.00% 11/30/15	100,000	99,995
2.00% 3/28/16	100,000	99,774
2.15% 6/28/16	100,000	99,676
2.20% 7/5/16	100,000	99,233
2.25% 6/6/16	100,000	100,014
2.35% 9/23/16	100,000	100,322
2.375% 4/11/16	1,000,000	1,021,965
2.50% 5/15/14	1,000,000	1,043,886
2.625% 11/20/14	700,000	734,691
2.75% 2/5/14	1,000,000	1,052,165
2.75% 3/13/14	200,000	210,527
2.75% 3/21/16	100,000	101,341
2.75% 3/28/16	100,000	100,567
3.00% 7/28/14	200,000	200,344
3.00% 9/16/14	500,000	531,225
3.00% 9/29/14	400,000	402,492
3.625% 2/12/13	1,500,000	1,575,938
4.00% 9/30/25	100,000	98,502
4.375% 9/15/12	500,000	524,282
4.625% 10/15/13	800,000	872,884
4.625% 10/15/14	500,000	556,810
4.75% 11/19/12	500,000	530,262
4.875% 12/15/16	500,000	567,982
5.00% 3/2/15	200,000	226,109
5.00% 3/15/16	1,000,000	1,140,823
5.00% 2/13/17	2,250,000	2,572,242
5.00% 5/11/17	500,000	572,666
5.375% 6/12/17	600,000	699,229
5.625% 7/15/37	100,000	113,067
6.00% 3/9/20	100,000	101,033
6.00% 4/18/36	100,000	109,425
6.25% 5/15/29	250,000	304,394
6.625% 11/15/30	300,000	380,069
7.125% 1/15/30	150,000	200,154
7.25% 5/15/30	500,000	675,717
Federal Farm Credit Bank
0.875% 10/28/13	100,000	100,010
1.20% 2/11/14	100,000	100,098
1.375% 6/25/13	100,000	101,880
1.50% 11/16/15	250,000	247,560
1.75% 2/21/13	500,000	510,018
1.875% 12/7/12	100,000	102,142
2.625% 4/17/14	300,000	314,654
3.00% 9/22/14	300,000	318,308
4.70% 8/10/15	235,000	263,211
4.875% 1/17/17	300,000	341,423
5.125% 8/25/16	100,000	114,962
Federal Home Loan Banks 0.70% 5/22/13	100,000	99,996
0.70% 6/28/13	100,000	99,932
0.80% 11/18/13	500,000	500,461
0.875% 8/22/12	500,000	503,111
0.875% 10/28/13	300,000	300,138
0.875% 11/22/13	100,000	100,110
0.875% 12/27/13	500,000	502,247
1.00% 5/17/13	100,000	100,268
1.00% 11/18/13	200,000	200,254
1.00% 8/22/14	100,000	99,935
1.05% 7/29/13	250,000	250,168
1.05% 11/25/13	100,000	100,323
1.10% 12/6/13	200,000	200,022
1.25% 8/16/13	100,000	100,117
1.375% 5/28/14	450,000	456,309
1.50% 1/16/13	1,000,000	1,016,642
1.55% 11/18/15	100,000	98,599
1.625% 3/20/13	200,000	204,076
1.75% 12/14/12	500,000	509,559
1.875% 6/21/13	500,000	513,676
2.00% 12/9/14	200,000	201,461
2.125% 12/21/15	250,000	254,600
2.15% 10/26/16	100,000	98,878
2.25% 9/8/17	500,000	494,625
2.75% 12/12/14	200,000	210,414
3.375% 2/27/13	250,000	262,169
3.625% 5/29/13	500,000	529,917
3.625% 10/18/13	1,500,000	1,601,860
4.00% 9/6/13	1,000,000	1,073,002
4.125% 3/13/20	400,000	425,671
4.50% 9/16/13	1,000,000	1,085,761
4.625% 10/10/12	1,500,000	1,582,687
4.875% 5/17/17	200,000	228,918
5.00% 11/17/17	1,700,000	1,955,511
5.125% 8/14/13	200,000	219,443
5.375% 5/18/16	1,000,000	1,161,167
5.50% 8/13/14	1,500,000	1,710,935
5.50% 7/15/36	300,000	330,575
Federal Home Loan Mortgage
0.515% 11/26/12	500,000	501,067
0.625% 5/23/13	250,000	250,187
0.70% 4/29/13	200,000	200,086
0.75% 10/26/12	100,000	100,031

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)

0.75% 11/23/12	$250,000	$250,139
0.75% 12/28/12	500,000	502,789
0.75% 3/28/13	1,000,000	1,005,568
0.75% 6/7/13	100,000	100,067
0.78% 6/7/13	250,000	250,202
0.875% 2/15/13	100,000	100,075
0.875% 10/28/13	1,000,000	1,005,183
1.00% 8/28/12	1,500,000	1,511,644
1.00% 5/24/13	200,000	200,227
1.00% 12/9/13	350,000	350,596
1.00% 1/27/14	300,000	300,004
1.05% 12/9/13	250,000	250,442
1.125% 1/14/13	500,000	500,149
1.125% 6/30/14	100,000	99,647
1.15% 10/7/13	200,000	200,500
1.20% 4/28/14	100,000	100,060
1.25% 7/25/13	100,000	100,062
1.25% 5/23/14	100,000	100,289
1.30% 6/2/14	100,000	100,267
1.35% 5/23/14	100,000	100,327
1.35% 1/6/15	100,000	99,524
1.375% 1/9/13	500,000	507,531
1.375% 2/3/14	500,000	500,445
1.375% 2/25/14	1,500,000	1,522,936
1.375% 6/2/14	100,000	100,142
1.50% 2/11/14	200,000	200,258
1.50% 11/25/14	200,000	200,481
1.50% 7/13/15	100,000	98,689
1.625% 4/15/13	500,000	510,549
1.625% 1/21/14	100,000	100,071
1.625% 11/26/14	100,000	100,194
1.625% 12/9/14	100,000	100,178
1.75% 11/26/14	100,000	100,199
1.75% 11/17/15	500,000	496,840
1.75% 11/23/15	250,000	247,668
2.00% 8/25/15	100,000	99,951
2.125% 8/25/15	100,000	100,310
2.25% 8/12/15	100,000	100,260
2.25% 12/21/15	100,000	100,850
2.50% 1/7/14	800,000	835,694
2.50% 4/23/14	1,000,000	1,045,024
2.50% 1/14/16	100,000	100,086
2.50% 5/27/16	500,000	513,380
2.875% 2/9/15	500,000	526,960
3.00% 7/28/14	500,000	529,157
3.75% 3/27/19	700,000	741,936
4.00% 6/12/13	750,000	796,661
4.125% 12/21/12	1,000,000	1,054,593
4.125% 9/27/13	1,500,000	1,617,839
4.50% 1/15/13	500,000	531,336
4.50% 1/15/14	500,000	547,066
4.75% 11/17/15	1,000,000	1,126,616
4.875% 6/13/18	650,000	739,881
5.00% 7/15/14	500,000	559,315
5.00% 11/13/14	200,000	225,113
5.00% 4/18/17	1,000,000	1,145,162
5.25% 4/18/16	1,000,000	1,152,978
5.50% 8/20/12	1,000,000	1,058,635
5.50% 8/23/17	500,000	587,068
5.625% 11/23/35	100,000	105,354
6.25% 7/15/32	500,000	618,549
6.75% 3/15/31	300,000	384,470
6.75% 9/15/29	100,000	127,617
Financing 9.40% 2/8/18	480,000	671,793
10.70% 10/6/17	150,000	219,386
Tennessee Valley Authority 3.875% 2/15/21	400,000	411,709
4.70% 7/15/33	200,000	199,209
4.75% 8/1/13	500,000	542,070
4.875% 12/15/16	100,000	113,307
5.25% 9/15/39	225,000	239,129
5.375% 4/1/56	200,000	215,649
5.50% 7/18/17	100,000	116,969
5.88% 4/1/36	75,000	86,422
6.00% 3/15/13	100,000	109,128
6.15% 1/15/38	100,000	118,712
7.125% 5/1/30	100,000	130,315

Total Agency Obligations (Cost $85,887,500)		87,482,984

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.25%
Banc of America Merrill Lynch Commercial Mortgage
Series 2005-4 A5A 4.933% 7/10/45	500,000	533,358
Series 2006-3 A2 5.806% 7/10/44	128,641	129,823
Series 2006-6 A3 5.369% 10/10/45	250,000	264,003
Series 2006-6 A4 5.356% 10/10/45	450,000	482,045
• Series 2007-2 A2 5.634% 4/10/49	333,824	336,838
• Series 2007-2 A4 5.647% 4/10/49	400,000	432,170
• Series 2007-3 A4 5.624% 6/10/49	200,000	215,204
Series 2007-5 A4 5.492% 2/10/51	25,000	26,776
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3 A3 4.487% 2/11/41	30,195	31,090
• Series 2004-T14 A4 5.20% 1/12/41	190,000	204,237
• Series 2004-T16 A6 4.75% 2/13/46	400,000	427,723
• Series 2006-PW12 A4 5.72% 9/11/38	100,000	110,124
Series 2006-PW13 A4 5.54% 9/11/41	150,000	163,466
Series 2006-T24 A4 5.537% 10/12/41	500,000	547,090
• Series 2007-PW16 A4 5.715% 6/11/40	250,000	271,112
• Series 2007-PW17 A4 5.694% 6/11/50	500,000	543,037

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
	Bear Stearns Commercial Mortgage Securities (continued)

•	Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.698% 12/10/49	$400,000	$436,722
	Series 2008-C7 A2B 6.074% 12/10/49	200,000	208,721
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	• Series 2006-CD2 A4 5.344% 1/15/46	650,000	703,666
	Series 2006-CD3 A5 5.617% 10/15/48	500,000	542,715
	Series 2007-CD4 A3 5.293% 12/11/49	1,350,000	1,392,293
◆	Commercial Mortgage Pass Through Certificates Series 2004-LB2A A4 4.715% 3/10/39	250,000	264,216
	• Series 2005-C6 A5A 5.116% 6/10/44	250,000	270,660
	• Series 2006-C7 A4 5.751% 6/10/46	599,000	663,540
	Series 2006-C8 A2B 5.248% 12/10/46	239,462	242,043
	• Series 2007-C9 A4 5.815% 12/10/49	500,000	549,190
•	Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	477,701
	Credit Suisse First Boston Mortgage Securities
	Series 2002-CP5 A2 4.94% 12/15/35	250,000	259,448
	• Series 2003-C4 A4 5.137% 8/15/36	250,000	264,884
	• Series 2004-C1 A4 4.75% 1/15/37	250,000	263,889
	Series 2004-C2 A1 3.819% 5/15/36	72,820	73,771
	• Series 2004-C2 A2 5.416% 5/15/36	250,000	270,838
	• Series 2004-C3 A5 5.113% 7/15/36	250,000	267,985
	• Series 2005-C1 A4 5.014% 2/15/38	200,000	214,599
	• Series 2005-C5 A4 5.10% 8/15/38	250,000	271,589
•	Credit Suisse Mortgage Capital Certificates Series 2006-C3 A3 5.82% 6/15/38	1,034,000	1,136,276
	Series 2007-C3 A4 5.702% 6/15/39	225,000	238,076
	Series 2007-C5 A3 5.694% 9/15/40	250,000	260,237
	Series 2008-C1 A3 6.207% 2/15/41	200,000	215,416
	General Electric Capital Commercial Mortgage
	• Series 2005-C4 A4 5.315% 11/10/45	250,000	273,622
	Series 2007-C1 A4 5.543% 12/10/49	725,000	773,837
	GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	150,000	159,986
	Goldman Sachs Mortgage Securities II
	• Series 2004-GG2 A6 5.396% 8/10/38	525,000	567,859
	Series 2005-GG4 A4 4.761% 7/10/39	445,450	469,404
	• Series 2006-GG6 A4 5.553% 4/10/38	100,000	108,676
	Series 2007-GG10 A4 5.80% 8/10/45	500,000	536,800
	Greenwich Capital Commercial Funding
	• Series 2005-GG3 A4 4.799% 8/10/42	250,000	267,082
	• Series 2006-GG7 A4 5.881% 7/10/38	500,000	555,120
	Series 2007-GG11 A2 5.597% 12/10/49	245,000	255,719
	Series 2007-GG11 A4 5.736% 12/10/49	100,000	107,305
	JPMorgan Chase Commercial Mortgage Securities
	• Series 2003-CB7 A4 4.879% 1/12/38	248,948	263,229
	• Series 2003-PM1A A4 5.326% 8/12/40	250,000	265,484
	• Series 2004-C2 A3 5.217% 5/15/41	150,000	161,061
	• Series 2004-PNC1 A4 5.364% 6/12/41	300,000	324,409
	• Series 2005-CB11 A4 5.335% 8/12/37	500,000	544,347
	• Series 2005-CB13 AM 5.319% 1/12/43	500,000	483,147
	Series 2005-LDP1 A3 4.865% 3/15/46	125,000	129,429
	• Series 2005-LDP5 A3 5.234% 12/15/44	200,000	211,312
	• Series 2006-CB15 A4 5.814% 6/12/43	250,000	274,056
	Series 2006-CB17 A4 5.429% 12/12/43	365,000	393,905
	Series 2006-LDP8 A4 5.399% 5/15/45	100,000	108,071
	Series 2007-LD12 A2 5.827% 2/15/51	500,000	514,876
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2004-C2 A4 4.367% 3/15/36	250,000	264,958
	• Series 2005-C7 A4 5.197% 11/15/30	200,000	216,970
	• Series 2006-C4 A4 5.87% 6/15/38	918,000	1,014,207
	Series 2006-C6 A4 5.372% 9/15/39	250,000	271,916
	• Series 2007-C6 A4 5.858% 7/15/40	600,000	650,968
	• Series 2007-C7 A3 5.866% 9/15/45	925,000	1,005,803
	• Series 2008-C1 A2 6.145% 4/15/41	350,000	389,772
	Merrill Lynch Mortgage Trust
	• Series 2004-KEY2 A4 4.864% 8/12/39	150,000	160,159
	• Series 2007-C1 A4 5.827% 6/12/50	255,000	278,157
	Series 2008-C1 A3 5.71% 2/12/51	500,000	525,363
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	• Series 2006-3 A2 5.291% 7/12/46	174,606	174,828
	• Series 2006-4 A3 5.172% 12/12/49	750,000	799,491
	Series 2007-5 A4 5.378% 8/12/48	320,000	337,841
	Morgan Stanley Capital I Series 2003-IQ6 A4 4.97% 12/15/41	250,000	266,130
	Series 2004-HQ4 A7 4.97% 4/14/40	250,000	265,917
	Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	486,991
	Series 2005-IQ9 A5 4.70% 7/15/56	750,000	791,491
	• Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	468,022
	• Series 2007-HQ12 A4 5.592% 4/12/49	200,000	206,638
	• Series 2007-HQ12 A5 5.592% 4/12/49	250,000	262,412
	• Series 2007-IQ15 A4 5.879% 6/11/49	250,000	273,332
	Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36	248,243	257,665
	Wachovia Bank Commercial Mortgage Trust
	• Series 2003-C8 A4 4.964% 11/15/35	350,000	371,530
	• Series 2003-C9 A4 5.012% 12/15/35	300,000	320,690
	Series 2006-C26 A2 5.935% 6/15/45	95,023	95,383
	• Series 2006-C27 AM 5.795% 7/15/45	250,000	252,973
	Series 2007-C31 A2 5.421% 4/15/47	197,968	206,534
	• Series 2007-C32 A3 5.743% 6/15/49	200,000	215,223
	• Series 2007-C33 A5 5.899% 2/15/51	500,000	538,831

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
	Wachovia Bank Commercial Mortgage Trust (continued)

	Series 2007-C34 A3 5.678% 5/15/46	$500,000	$539,684

	Total Commercial Mortgage-Backed Securities (Cost $29,905,089)		33,865,186

	CORPORATE BONDS–21.04%
	Aerospace & Defense–0.30%
	Boeing 1.875% 11/20/12	100,000	101,610
	3.50% 2/15/15	100,000	106,164
	4.875% 2/15/20	200,000	216,829
	5.00% 3/15/14	200,000	220,094
	6.00% 3/15/19	100,000	116,264
	6.125% 2/15/33	50,000	56,846
	6.875% 3/15/39	100,000	123,046
	Embraer Overseas 6.375% 1/15/20	100,000	109,500
	General Dynamics 4.25% 5/15/13	50,000	53,379
	5.25% 2/1/14	200,000	221,639
	Goodrich 4.875% 3/1/20	50,000	52,856
	6.125% 3/1/19	100,000	114,601
	Honeywell International 3.875% 2/15/14	155,000	166,631
	4.25% 3/1/13	50,000	52,939
	4.25% 3/1/21	50,000	51,544
	5.00% 2/15/19	100,000	110,123
	5.30% 3/1/18	100,000	112,517
	5.375% 3/1/41	65,000	66,864
	5.70% 3/15/37	100,000	106,976
	L-3 Communications 4.75% 7/15/20	100,000	99,181
	4.95% 2/15/21	100,000	99,972
	Lockheed Martin 4.121% 3/14/13	100,000	105,586
	4.25% 11/15/19	200,000	205,589
	5.50% 11/15/39	100,000	100,509
	6.15% 9/1/36	50,000	54,583
	Northrop Grumman 1.85% 11/15/15	100,000	98,246
	3.50% 3/15/21	100,000	95,085
	3.70% 8/1/14	30,000	31,858
	5.05% 11/15/40	100,000	94,854
	Raytheon 4.40% 2/15/20	100,000	103,675
	6.40% 12/15/18	50,000	59,178
	7.20% 8/15/27	100,000	124,946
	Rockwell Collins 5.25% 7/15/19	50,000	54,960
	United Technologies
	4.50% 4/15/20	210,000	222,754
	4.875% 5/1/15	100,000	111,324
	5.375% 12/15/17	150,000	171,401
	5.40% 5/1/35	100,000	105,038
	6.125% 2/1/19	100,000	117,127
	6.125% 7/15/38	200,000	226,245

			4,442,533

	Air Freight & Logistics–0.08%
	FedEx 8.00% 1/15/19	100,000	125,853
	United Parcel Service 3.125% 1/15/21	600,000	570,977
	3.875% 4/1/14	100,000	107,831
	4.50% 1/15/13	50,000	52,852
	4.875% 11/15/40	55,000	52,848
	5.125% 4/1/19	200,000	225,124
	6.20% 1/15/38	105,000	121,623

			1,257,108

	Airlines–0.05%
◆	Continental Airlines 2009-1 Pass Through Trust 9.00% 7/8/16	187,874	215,116
◆	Continental Airlines 2010-1 Class A Pass Through Trust 4.75% 1/12/21	100,000	97,500
◆	Delta Air Lines 2009-1 Class A Pass Through Trust 7.75% 12/17/19	93,483	101,896
◆	Delta Air Lines 2010-1 Class A Pass Through Trust 6.20% 7/2/18	98,829	102,972
◆	Delta Air Lines 2010-2 Class A Pass Through Trust 4.95% 5/23/19	98,568	98,568
	Southwest Airlines 5.125% 3/1/17	100,000	107,257

			723,309

	Auto Components–0.03%
	Johnson Controls 1.75% 3/1/14	100,000	100,894
	4.25% 3/1/21	60,000	59,982
	5.00% 3/30/20	100,000	106,447
	5.50% 1/15/16	100,000	112,244
	5.70% 3/1/41	70,000	71,367

			450,934

	Automobiles–0.03%
	Daimler Finance North America 6.50% 11/15/13	150,000	166,965
	8.50% 1/18/31	200,000	271,164

			438,129

	Beverages–0.45%
	Anheuser-Busch 4.95% 1/15/14	50,000	54,241
	6.45% 9/1/37	100,000	113,782

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev World 2.875% 2/15/16	$45,000	$45,901
4.375% 2/15/21	30,000	30,737
3.00% 10/15/12	200,000	205,421
4.125% 1/15/15	475,000	511,266
5.375% 1/15/20	650,000	717,275
6.375% 1/15/40	200,000	228,400
7.75% 1/15/19	500,000	629,956
Bottling Group 4.625% 11/15/12	100,000	105,413
5.125% 1/15/19	200,000	221,852
6.95% 3/15/14	100,000	114,708
Brown-Foreman 2.50% 1/15/16	100,000	101,099
Coca-Cola 0.75% 11/15/13	100,000	99,550
1.50% 11/15/15	300,000	294,841
3.15% 11/15/20	170,000	163,530
3.625% 3/15/14	100,000	106,664
Coca-Cola Enterprises 3.50% 9/15/20	100,000	95,936
Coca-Cola HBC Finance 5.125% 9/17/13	50,000	53,612
Coca-Cola Refreshments USA 4.25% 3/1/15	100,000	108,950
7.375% 3/3/14	100,000	116,231
Diageo Capital 4.828% 7/15/20	100,000	105,190
5.50% 9/30/16	100,000	113,461
5.75% 10/23/17	100,000	114,790
5.875% 9/30/36	100,000	108,764
Diageo Finance 3.25% 1/15/15	100,000	104,609
5.30% 10/28/15	100,000	112,980
5.50% 4/1/13	200,000	216,099
Dr. Pepper Snapple Group 2.35% 12/21/12	100,000	102,009
2.90% 1/15/16	200,000	202,605
PepsiAmericas 4.375% 2/15/14	100,000	108,232
PepsiCo 3.10% 1/15/15	200,000	210,112
3.125% 11/1/20	250,000	236,230
4.50% 1/15/20	100,000	106,206
4.65% 2/15/13	200,000	212,613
5.00% 6/1/18	150,000	166,395
5.50% 1/15/40	150,000	159,106
7.90% 11/1/18	200,000	258,126

		6,756,892

Biotechnology–0.15%
Amgen
2.30% 6/15/16	150,000	148,704
4.10% 6/15/21	100,000	99,412
4.50% 3/15/20	150,000	154,974
4.85% 11/18/14	150,000	167,773
5.65% 6/15/42	100,000	100,527
5.75% 3/15/40	200,000	205,282
6.15% 6/1/18	250,000	290,088
6.375% 6/1/37	100,000	111,347
6.40% 2/1/39	50,000	55,932
Biogen Idec 6.875% 3/1/18	100,000	116,940
Celgene 3.95% 10/15/20	100,000	96,716
Genentech 4.75% 7/15/15	100,000	110,327
5.25% 7/15/35	50,000	50,402
Genzyme 5.00% 6/15/20	100,000	107,585
Gilead Sciences 4.50% 4/1/21	100,000	100,362
Life Technologies 4.40% 3/1/15	100,000	106,080
6.00% 3/1/20	150,000	163,022

		2,185,473

Building Products–0.04%
CRH America 5.30% 10/15/13	100,000	107,071
6.00% 9/30/16	150,000	164,836
8.125% 7/15/18	125,000	148,445
Lafarge 6.50% 7/15/16	100,000	108,195
Owens Corning 7.00% 12/1/36	100,000	101,615

		630,162

Capital Markets–2.50%
Ameriprise Financial 7.30% 6/28/19	200,000	241,613
Bank of New York Mellon 1.50% 1/31/14	100,000	101,087
4.15% 2/1/21	100,000	99,896
4.30% 5/15/14	230,000	248,790
4.50% 4/1/13	200,000	212,588
4.95% 11/1/12	100,000	105,694
4.95% 3/15/15	150,000	164,649
5.45% 5/15/19	100,000	111,092
BankAmerica Capital II 8.00% 12/15/26	100,000	102,250
Bear Stearns 4.65% 7/2/18	100,000	103,725
5.30% 10/30/15	200,000	219,403
5.55% 1/22/17	300,000	328,498
5.70% 11/15/14	250,000	276,331
6.40% 10/2/17	400,000	456,970
6.95% 8/10/12	300,000	320,370
7.25% 2/1/18	300,000	356,724
BlackRock
3.50% 12/10/14	100,000	105,472
5.00% 12/10/19	100,000	106,481
6.25% 9/15/17	100,000	115,835
China Development Bank 5.00% 10/15/15	100,000	110,075

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Comerica Bank 5.75% 11/21/16	$100,000	$111,753
Credit Suisse USA 4.875% 1/15/15	100,000	107,923
5.125% 8/15/15	300,000	330,041
5.85% 8/16/16	100,000	112,741
7.125% 7/15/32	100,000	119,483
Deutsche Bank London 2.375% 1/11/13	300,000	304,457
3.25% 1/11/16	200,000	202,585
4.875% 5/20/13	250,000	265,707
5.375% 10/12/12	225,000	237,444
6.00% 9/1/17	500,000	558,597
Export-Import Bank Korea 3.75% 10/20/16	200,000	202,742
4.00% 1/29/21	100,000	92,553
4.125% 9/9/15	100,000	104,613
5.125% 6/29/20	100,000	101,697
5.50% 10/17/12	100,000	105,297
5.875% 1/14/15	200,000	220,314
8.125% 1/21/14	200,000	229,625
Franklin Resources 4.625% 5/20/20	100,000	103,770
Goldman Sachs Capital I 6.345% 2/15/34	200,000	189,683
Goldman Sachs Group 3.625% 8/1/12	145,000	149,274
3.625% 2/7/16	300,000	303,576
3.70% 8/1/15	400,000	407,690
4.75% 7/15/13	200,000	211,229
5.125% 1/15/15	200,000	214,794
5.15% 1/15/14	500,000	534,188
5.35% 1/15/16	150,000	162,027
5.375% 3/15/20	200,000	206,887
5.45% 11/1/12	700,000	740,051
5.625% 1/15/17	500,000	529,947
5.75% 10/1/16	200,000	217,683
5.95% 1/18/18	200,000	215,867
5.95% 1/15/27	200,000	196,051
6.00% 5/1/14	230,000	252,466
6.00% 6/15/20	500,000	538,931
6.125% 2/15/33	250,000	252,406
6.15% 4/1/18	500,000	544,927
6.25% 9/1/17	300,000	331,448
6.25% 2/1/41	255,000	257,952
6.45% 5/1/36	100,000	96,819
6.75% 10/1/37	500,000	501,523
7.50% 2/15/19	225,000	262,186
Jefferies Group 5.875% 6/8/14	100,000	109,377
6.25% 1/15/36	100,000	93,546
8.50% 7/15/19	200,000	236,892
JPMorgan Chase Capital XXV 6.80% 10/1/37	200,000	198,424
KFW
1.375% 1/13/14	1,000,000	1,010,179
1.875% 1/14/13	700,000	714,794
2.625% 3/3/15	200,000	208,961
2.625% 2/16/16	1,200,000	1,241,875
2.75% 10/21/14	300,000	314,912
3.25% 3/15/13	100,000	104,505
3.50% 5/16/13	1,000,000	1,053,017
3.50% 3/10/14	300,000	319,889
4.00% 10/15/13	100,000	107,046
4.00% 1/27/20	750,000	793,847
4.125% 10/15/14	500,000	545,895
ˆ4.349% 6/29/37	100,000	28,900
4.375% 3/15/18	200,000	220,583
4.50% 7/16/18	300,000	332,651
4.875% 1/17/17	500,000	568,391
4.875% 6/17/19	500,000	566,446
5.125% 3/14/16	100,000	114,342
ˆ5.241% 4/18/36	100,000	30,761
Korea Development Bank 3.25% 3/9/16	200,000	200,418
4.00% 9/9/16	100,000	102,763
5.30% 1/17/13	200,000	211,535
8.00% 1/23/14	200,000	227,775
Lazard Group 7.125% 5/15/15	100,000	112,617
Lloyds TSB Bank 4.875% 1/21/16	200,000	204,761
6.375% 1/21/21	200,000	208,583
Merrill Lynch 5.00% 1/15/15	400,000	423,774
5.45% 2/5/13	400,000	424,479
5.70% 5/2/17	200,000	208,577
6.05% 5/16/16	200,000	209,898
6.11% 1/29/37	200,000	188,104
6.15% 4/25/13	100,000	107,420
6.22% 9/15/26	250,000	251,586
6.40% 8/28/17	200,000	218,595
6.875% 4/25/18	550,000	609,364
7.75% 5/14/38	200,000	222,370
Morgan Stanley
3.80% 4/29/16	300,000	296,516
4.00% 7/24/15	100,000	101,864
4.10% 1/26/15	300,000	308,472
4.75% 4/1/14	400,000	417,222
5.25% 11/2/12	200,000	210,346
5.30% 3/1/13	500,000	528,865
5.375% 10/15/15	200,000	214,004
5.45% 1/9/17	300,000	317,635
5.50% 1/26/20	200,000	202,949
5.50% 7/24/20	100,000	101,398
5.55% 4/27/17	350,000	371,477

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Capital Markets (continued)
	Morgan Stanley (continued)

	5.625% 9/23/19	$300,000	$308,349
	5.75% 10/18/16	200,000	212,668
	5.75% 1/25/21	300,000	304,103
	5.95% 12/28/17	300,000	322,949
	6.00% 5/13/14	300,000	326,952
	6.00% 4/28/15	300,000	325,498
	6.25% 8/9/26	100,000	105,552
	6.625% 4/1/18	500,000	551,551
	7.25% 4/1/32	100,000	114,394
	7.30% 5/13/19	300,000	340,725
	Nomura Holdings 4.125% 1/19/16	200,000	202,749
	5.00% 3/4/15	100,000	105,523
	6.70% 3/4/20	83,000	90,841
	Northern Trust 3.45% 11/4/20	100,000	97,254
	4.625% 5/1/14	25,000	27,320
	5.50% 8/15/13	100,000	109,517
	Oesterreichische Kontrollbank 1.375% 1/21/14	200,000	202,098
	4.75% 10/16/12	550,000	580,605
	4.875% 2/16/16	200,000	224,903
	Raymond James Financial 8.60% 8/15/19	200,000	244,610
	Rentenbank 1.875% 9/24/12	200,000	203,674
	2.50% 2/15/16	200,000	204,984
	3.25% 3/15/13	200,000	208,872
	4.125% 7/15/13	400,000	428,002
	5.125% 2/1/17	400,000	457,531
	5.25% 5/24/41	150,000	149,229
	Schwab (Charles) 4.45% 7/22/20	100,000	102,522
	4.95% 6/1/14	100,000	109,718
	TD Ameritrade Holding 4.15% 12/1/14	100,000	105,970
	UFJ Finance Aruba 6.75% 7/15/13	85,000	93,443

			37,697,196

	Chemicals–0.34%
	Agrium 6.125% 1/15/41	45,000	47,093
	6.75% 1/15/19	100,000	117,624
	Air Products & Chemicals 4.375% 8/21/19	50,000	52,334
	Airgas 2.85% 10/1/13	50,000	51,289
	Cabot 5.00% 10/1/16	50,000	53,661
	Dow Chemical
	2.50% 2/15/16	60,000	59,696
	4.25% 11/15/20	200,000	195,936
	4.85% 8/15/12	100,000	104,474
	5.90% 2/15/15	200,000	224,848
	7.375% 11/1/29	125,000	154,045
	7.60% 5/15/14	100,000	116,040
	8.55% 5/15/19	355,000	458,443
	9.40% 5/15/39	100,000	148,795
	duPont (E.I.) deNemours 3.25% 1/15/15	350,000	367,056
	4.25% 4/1/21	150,000	152,409
	4.75% 11/15/12	100,000	105,331
	5.00% 7/15/13	50,000	54,147
	5.25% 12/15/16	25,000	28,292
	5.75% 3/15/19	100,000	114,516
	6.00% 7/15/18	200,000	231,129
	6.50% 1/15/28	150,000	172,329
	Eastman Chemical 5.50% 11/15/19	100,000	107,379
	Lubrizol 8.875% 2/1/19	150,000	195,368
	Monsanto 2.75% 4/15/16	100,000	102,602
	5.125% 4/15/18	25,000	27,879
	5.875% 4/15/38	50,000	54,890
	7.375% 8/15/12	50,000	53,662
	#Mosaic 144A 7.625% 12/1/16	100,000	106,261
	Potash 3.75% 9/30/15	220,000	233,963
	4.875% 3/30/20	10,000	10,591
	6.50% 5/15/19	145,000	169,303
	PPG Industries 1.90% 1/15/16	100,000	97,477
	3.60% 11/15/20	100,000	97,410
	7.70% 3/15/38	96,000	122,772
	Praxair 2.125% 6/14/13	200,000	205,139
	4.05% 3/15/21	100,000	102,389
	4.50% 8/15/19	100,000	106,428
	4.625% 3/30/15	101,000	111,457
	Rohm & Haas 5.60% 3/15/13	125,000	133,973
	RPM International 6.125% 10/15/19	50,000	53,654
	Valspar 7.25% 6/15/19	50,000	58,501

			5,160,585

	Commercial Banks–1.95%
	Abbey National 7.95% 10/26/29	100,000	109,224
	• Abbey National Capital Trust I
	8.963% 12/29/49	100,000	110,763
	American Express Centurion Bank 5.95% 6/12/17	100,000	113,813
	6.00% 9/13/17	100,000	112,949
	American Express Bank FSB 5.50% 4/16/13	200,000	214,051
	BAC Capital Trust XI 6.625% 5/23/36	150,000	145,909
#	BanColombia 144A 5.95% 6/3/21	200,000	203,000

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)

	Bank of America
	3.625% 3/17/16	$500,000	$501,977
	4.50% 4/1/15	300,000	313,919
	5.25% 12/1/15	200,000	210,245
	5.30% 3/15/17	150,000	154,801
	6.00% 10/15/36	100,000	96,661
	Bank of Montreal 2.125% 6/28/13	100,000	102,416
	Bank of Nova Scotia 2.05% 10/7/15	200,000	198,850
	2.25% 1/22/13	80,000	81,926
	2.375% 12/17/13	300,000	308,769
	3.40% 1/22/15	300,000	315,437
	Bank One 8.00% 4/29/27	100,000	124,866
	Barclays Bank 2.375% 1/13/14	200,000	202,499
	2.50% 1/23/13	200,000	203,757
	5.00% 9/22/16	150,000	161,547
	5.125% 1/8/20	300,000	305,003
	5.14% 10/14/20	200,000	190,026
	5.20% 7/10/14	300,000	324,760
	5.45% 9/12/12	100,000	105,391
	6.75% 5/22/19	200,000	224,858
	BB&T 2.05% 4/28/14	100,000	101,183
	3.20% 3/15/16	200,000	204,812
	3.375% 9/25/13	100,000	104,300
	3.95% 4/29/16	100,000	104,765
	4.75% 10/1/12	100,000	104,253
	4.90% 6/30/17	100,000	107,264
	5.20% 12/23/15	100,000	108,291
	5.70% 4/30/14	100,000	111,055
	BNP Paribas 2.125% 12/21/12	100,000	101,057
	3.25% 3/11/15	300,000	305,504
	3.60% 2/23/16	200,000	202,448
	5.00% 1/15/21	300,000	302,189
	Canadian Imperial Bank of Commerce 1.45% 9/13/13	100,000	100,473
	2.35% 12/11/15	150,000	149,798
	Capital One Capital VI 8.875% 5/15/40	175,000	181,371
	Capital One Financial 6.15% 9/1/16	100,000	110,445
	6.75% 9/15/17	100,000	115,762
	7.375% 5/23/14	200,000	228,518
	Citibank North America 1.75% 12/28/12	400,000	407,626
	Comerica Bank 3.00% 9/16/15	100,000	100,895
	Compass Bank 6.40% 10/1/17	100,000	108,123
	Credit Suisse 5.40% 1/14/20	300,000	304,229
	Credit Suisse New York
	2.20% 1/14/14	300,000	304,097
	3.45% 7/2/12	100,000	102,677
	3.50% 3/23/15	200,000	206,385
	4.375% 8/5/20	200,000	195,913
	5.00% 5/15/13	300,000	320,368
	5.30% 8/13/19	100,000	106,614
	5.50% 5/1/14	550,000	604,487
	6.00% 2/15/18	200,000	216,108
	Discover Bank 8.70% 11/18/19	100,000	120,822
	Dresdner Bank New York 7.25% 9/15/15	100,000	105,917
	Fifth Third Bancorp 3.625% 1/25/16	200,000	201,948
	5.45% 1/15/17	100,000	107,240
	6.25% 5/1/13	100,000	108,314
	8.25% 3/1/38	100,000	119,924
	First Horizon National 5.375% 12/15/15	150,000	159,745
	FleetBoston Financial 6.875% 1/15/28	200,000	206,620
	HSBC Bank USA 4.625% 4/1/14	200,000	213,326
	4.875% 8/24/20	150,000	147,949
	5.00% 9/27/20	200,000	198,194
	5.875% 11/1/34	100,000	100,509
	7.00% 1/15/39	100,000	114,071
	HSBC Holdings 5.10% 4/5/21	300,000	308,024
	6.50% 5/2/36	200,000	206,395
	6.50% 9/15/37	200,000	207,064
	6.80% 6/1/38	200,000	214,114
#	ICICI Bank 144A 6.625% 10/3/12	100,000	105,235
	JPMorgan Chase Bank 6.00% 10/1/17	450,000	500,729
	KeyBank 5.45% 3/3/16	100,000	108,603
	5.80% 7/1/14	150,000	164,569
	KeyCorp 3.75% 8/13/15	100,000	103,334
	5.10% 3/24/21	300,000	306,131
	M&I Marshall & Ilsley Bank 4.85% 6/16/15	100,000	105,528
	National City 4.90% 1/15/15	300,000	328,139
	6.875% 5/15/19	100,000	115,418
	PNC Bank 6.875% 4/1/18	150,000	177,041
	PNC Funding 5.125% 2/8/20	100,000	107,257
	5.25% 11/15/15	200,000	218,136
	6.70% 6/10/19	150,000	177,021
	Rabobank 1.85% 1/10/14	250,000	252,859
	4.50% 1/11/21	150,000	153,463
	Royal Bank of Canada
	2.10% 7/29/13	200,000	205,311
	2.625% 12/15/15	100,000	101,695

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Royal Bank of Canada (continued)

2.875% 4/19/16	$200,000	$204,796
Royal Bank of Scotland
3.40% 8/23/13	191,000	195,541
3.95% 9/21/15	200,000	201,132
4.375% 3/16/16	300,000	302,939
4.875% 3/16/15	200,000	207,741
5.00% 10/1/14	100,000	98,776
5.05% 1/8/15	100,000	99,518
5.625% 8/24/20	150,000	150,328
6.125% 1/11/21	100,000	102,695
6.40% 10/21/19	300,000	308,642
Sovereign Bank 5.125% 3/15/13	100,000	103,777
SunTrust Bank 5.00% 9/1/15	239,000	257,117
• SunTrust Capital Vlll 6.10% 12/15/36	100,000	98,312
SVB Financial Group 5.375% 9/15/20	100,000	100,662
UBS 2.25% 8/12/13	250,000	254,433
3.875% 1/15/15	200,000	208,762
4.875% 8/4/20	345,000	349,585
5.75% 4/25/18	200,000	217,142
5.875% 7/15/16	200,000	219,623
5.875% 12/20/17	300,000	329,536
• UBS Preferred Funding Trust V 6.243% 5/29/49	100,000	99,000
Union Bank 2.125% 12/16/13	100,000	100,606
UnionBanCal 5.25% 12/16/13	40,000	43,462
US Bancorp 1.375% 9/13/13	300,000	301,520
2.45% 7/27/15	200,000	202,070
3.15% 3/4/15	100,000	104,519
4.20% 5/15/14	100,000	107,776
US Bank 4.95% 10/30/14	250,000	273,757
USB Capital XIII Trust 6.625% 12/15/39	50,000	51,563
Wachovia 5.50% 5/1/13	300,000	322,747
5.50% 8/1/35	150,000	142,628
5.625% 10/15/16	100,000	108,683
5.75% 2/1/18	100,000	110,731
Wachovia Bank 4.875% 2/1/15	250,000	268,633
5.85% 2/1/37	350,000	353,515
6.00% 11/15/17	800,000	893,627
6.60% 1/15/38	200,000	219,966
Wells Fargo
3.625% 4/15/15	200,000	209,264
3.676% 6/15/16	250,000	257,124
3.75% 10/1/14	200,000	210,942
4.375% 1/31/13	250,000	262,481
4.60% 4/1/21	250,000	251,878
4.75% 2/9/15	200,000	214,094
4.95% 10/16/13	500,000	532,322
5.125% 9/1/12	500,000	522,569
5.25% 10/23/12	400,000	422,171
5.625% 12/11/17	150,000	165,916
• Wells Fargo Capital XIII 7.70% 12/29/49	200,000	205,000
• Wells Fargo Capital XV 9.75% 12/29/49	200,000	212,000
Westpac Banking 2.10% 8/2/13	200,000	202,602
2.25% 11/19/12	100,000	101,943
3.00% 8/4/15	300,000	303,542
4.20% 2/27/15	200,000	211,817
4.875% 11/19/19	250,000	260,485
Zions Bancorporation 7.75% 9/23/14	100,000	109,724

		29,300,806

Commercial Services & Supplies–0.14%
Allied Waste North America
6.875% 6/1/17	50,000	54,254
Avery Dennison 5.375% 4/15/20	50,000	53,574
Block Financial 5.125% 10/30/14	100,000	103,903
Cintas No. 2 2.85% 6/1/16	100,000	100,898
4.30% 6/1/21	60,000	60,079
Equifax 4.45% 12/1/14	50,000	53,626
Pitney Bowes 4.75% 1/15/16	100,000	106,728
4.75% 5/15/18	200,000	204,891
4.875% 8/15/14	100,000	107,611
Republic Services 3.80% 5/15/18	100,000	100,579
4.75% 5/15/23	100,000	99,518
5.25% 11/15/21	100,000	105,869
5.50% 9/15/19	299,000	326,487
5.70% 5/15/41	50,000	48,983
Waste Management 5.00% 3/15/14	25,000	27,206
6.125% 11/30/39	100,000	105,009
6.375% 3/11/15	150,000	171,779
7.00% 7/15/28	125,000	145,644
7.375% 3/11/19	100,000	121,656

		2,098,294

Communications Equipment–0.14%
Cisco Systems 1.625% 3/14/14	200,000	202,085
2.90% 11/17/14	200,000	210,546
4.95% 2/15/19	450,000	489,384
5.50% 2/22/16	30,000	34,145
5.50% 1/15/40	200,000	201,031
5.90% 2/15/39	300,000	318,070

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Corning 4.25% 8/15/20	$65,000	$65,374
5.75% 8/15/40	25,000	25,030
6.625% 5/15/19	20,000	23,329
Harris 5.95% 12/1/17	150,000	169,151
6.375% 6/15/19	35,000	40,135
Juniper Networks 4.60% 3/15/21	100,000	102,486
5.95% 3/15/41	100,000	103,343
Motorola Solutions 6.00% 11/15/17	150,000	170,910

		2,155,019

Computers & Peripherals–0.26%
Dell
1.40% 9/10/13	200,000	201,837
2.30% 9/10/15	100,000	100,503
5.875% 6/15/19	100,000	112,402
6.50% 4/15/38	50,000	55,351
7.10% 4/15/28	50,000	57,822
Hewlett-Packard 1.25% 9/13/13	200,000	201,078
4.30% 6/1/21	300,000	303,541
4.50% 3/1/13	300,000	317,842
4.75% 6/2/14	400,000	436,802
5.50% 3/1/18	200,000	223,977
6.125% 3/1/14	100,000	112,246
International Business Machines 1.00% 8/5/13	205,000	205,695
2.00% 1/5/16	100,000	99,522
2.10% 5/6/13	100,000	102,595
4.75% 11/29/12	200,000	211,462
5.60% 11/30/39	210,000	222,577
5.70% 9/14/17	200,000	232,838
5.875% 11/29/32	120,000	132,837
6.50% 10/15/13	200,000	224,436
7.625% 10/15/18	300,000	382,106

		3,937,469

Consumer Finance–0.43%
American Express 6.15% 8/28/17	300,000	342,313
• 6.80% 9/1/66	100,000	103,125
7.00% 3/19/18	100,000	117,845
7.25% 5/20/14	200,000	228,888
8.125% 5/20/19	200,000	253,944
8.15% 3/19/38	100,000	133,148
American Express Credit 2.75% 9/15/15	200,000	200,137
5.125% 8/25/14	100,000	109,212
5.875% 5/2/13	350,000	376,953
7.30% 8/20/13	200,000	222,709
Capital One Bank USA 8.80% 7/15/19	200,000	245,816
Capital One Capital III 7.686% 8/15/36	200,000	205,250
Discover Financial Services 10.25% 7/15/19	100,000	129,403
HSBC Finance 5.00% 6/30/15	500,000	538,409
6.375% 11/27/12	500,000	535,091
#144A 6.676% 1/15/21	223,000	229,203
• HSBC Finance Capital Trust IX 5.911% 11/30/35	100,000	95,000
John Deere Capital 2.25% 6/7/16	100,000	99,920
4.50% 4/3/13	200,000	212,819
4.90% 9/9/13	300,000	325,784
5.50% 4/13/17	150,000	172,362
ORIX 4.71% 4/27/15	85,000	88,013
PACCAR Financial 1.95% 12/17/12	100,000	101,838
2.05% 6/17/13	100,000	102,114
SLM 5.00% 10/1/13	100,000	104,055
5.375% 1/15/13	100,000	102,809
5.375% 5/15/14	150,000	156,273
6.25% 1/25/16	250,000	259,631
8.00% 3/25/20	250,000	268,876
8.45% 6/15/18	150,000	164,860
Toyota Motor Credit 1.375% 8/12/13	100,000	100,739
3.20% 6/17/15	200,000	208,055

		6,534,594

Containers–0.01%
Bemis 5.65% 8/1/14	165,000	181,630
6.80% 8/1/19	10,000	11,539

		193,169

Diversified Consumer Services–0.04%
John Hopkins University 5.25% 7/1/19	50,000	55,812
Princeton University 4.95% 3/1/19	100,000	110,970
5.70% 3/1/39	50,000	56,143
Stanford University 3.625% 5/1/14	100,000	106,694
4.25% 5/1/16	100,000	109,929
Trustees of Dartmouth College 4.75% 6/1/19	50,000	54,049
Vanderbilt University 5.25% 4/1/19	50,000	55,831
Yale University 2.90% 10/15/14	100,000	105,431

		654,859

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Financial Services–2.20%
	Ally Financial
	1.75% 10/30/12	$300,000	$305,193
	2.20% 12/19/12	750,000	769,413
	Bank of America 3.70% 9/1/15	200,000	201,820
	4.75% 8/1/15	100,000	105,014
	4.90% 5/1/13	100,000	105,393
	5.375% 9/11/12	250,000	262,104
	5.42% 3/15/17	200,000	204,279
	5.625% 10/14/16	400,000	428,592
	5.65% 5/1/18	500,000	527,911
	5.75% 12/1/17	300,000	319,411
	5.875% 1/5/21	500,000	525,694
	6.50% 8/1/16	200,000	223,294
	7.25% 10/15/25	30,000	32,285
	7.375% 5/15/14	600,000	674,957
	7.625% 6/1/19	300,000	348,046
	BP Capital Markets 3.625% 5/8/14	100,000	105,183
	3.875% 3/10/15	300,000	316,217
	4.742% 3/11/21	300,000	310,080
	4.75% 3/10/19	300,000	316,906
	5.25% 11/7/13	300,000	325,220
	Caterpillar Finance Services 1.375% 5/20/14	160,000	160,765
	1.65% 4/1/14	100,000	101,248
	1.90% 12/17/12	125,000	127,167
	2.00% 4/5/13	100,000	102,218
	2.65% 4/1/16	100,000	102,320
	4.90% 8/15/13	50,000	53,872
	5.50% 3/15/16	200,000	228,858
	6.125% 2/17/14	300,000	337,388
	7.15% 2/15/19	200,000	247,131
	Citigroup
	4.587% 12/15/15	500,000	526,333
	5.00% 9/15/14	250,000	262,183
	5.30% 10/17/12	300,000	314,948
	5.375% 8/9/20	200,000	209,088
	5.50% 4/11/13	300,000	318,638
	5.50% 10/15/14	200,000	217,661
	5.50% 2/15/17	450,000	473,840
	5.625% 8/27/12	400,000	417,993
	5.85% 8/2/16	100,000	109,896
	5.875% 2/22/33	200,000	188,579
	5.875% 5/29/37	300,000	298,438
	6.00% 12/13/13	500,000	543,950
	6.00% 8/15/17	100,000	109,650
	6.00% 10/31/33	100,000	95,924
	6.01% 1/15/15	300,000	330,395
	6.125% 11/21/17	300,000	331,777
	6.125% 5/15/18	625,000	689,240
	6.125% 8/25/36	200,000	192,813
	6.375% 8/12/14	500,000	553,255
	6.50% 8/19/13	100,000	108,810
	6.625% 6/15/32	100,000	103,817
	6.875% 3/5/38	350,000	390,752
	8.125% 7/15/39	150,000	188,297
	8.50% 5/22/19	300,000	372,453
	Citigroup Funding 1.875% 10/22/12	500,000	509,888
	1.875% 11/15/12	300,000	305,638
	2.125% 7/12/12	200,000	203,931
	2.25% 12/10/12	200,000	205,117
	CME Group 5.75% 2/15/14	200,000	222,285
	Countrywide Financial 6.25% 5/15/16	200,000	210,985
	• GE Capital Trust I 6.375% 11/15/67	200,000	205,500
	General Electric Capital 1.875% 9/16/13	100,000	101,196
	2.00% 9/28/12	400,000	407,552
	2.125% 12/21/12	500,000	512,102
	2.25% 11/9/15	200,000	196,801
	2.625% 12/28/12	300,000	309,182
	2.80% 1/8/13	300,000	307,731
	3.50% 8/13/12	100,000	103,048
	3.75% 11/14/14	300,000	317,804
	4.375% 9/16/20	700,000	693,273
	4.80% 5/1/13	200,000	212,468
	4.875% 3/4/15	500,000	544,173
	5.25% 10/19/12	500,000	527,279
	5.30% 2/11/21	175,000	182,437
	5.375% 10/20/16	400,000	441,142
	5.45% 1/15/13	200,000	212,932
	5.50% 1/8/20	100,000	107,273
	5.625% 9/15/17	200,000	221,096
	5.625% 5/1/18	550,000	602,401
	5.875% 1/14/38	500,000	507,487
	5.90% 5/13/14	600,000	666,987
	6.00% 8/7/19	100,000	110,905
	• 6.375% 11/15/67	100,000	102,875
	6.75% 3/15/32	530,000	590,566
	6.875% 1/10/39	600,000	681,445
#	International Lease Finance 144A 6.75% 9/1/16	300,000	321,000
	JPMorgan Chase
	2.125% 12/26/12	300,000	307,321
	3.40% 6/24/15	200,000	205,520
	3.45% 3/1/16	500,000	509,863
	3.70% 1/20/15	200,000	208,134
	4.40% 7/22/20	700,000	687,031
	4.65% 6/1/14	300,000	322,526
	4.75% 5/1/13	400,000	425,998

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase (continued)

5.125% 9/15/14	$800,000	$865,157
5.375% 10/1/12	100,000	105,704
5.50% 10/15/40	100,000	99,789
6.00% 1/15/18	400,000	445,468
6.30% 4/23/19	200,000	225,780
6.40% 5/15/38	200,000	226,497
JPMorgan Chase Capital XVIII 6.95% 8/17/36	100,000	99,612
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	201,108
JPMorgan Chase Capital XXII 6.45% 2/2/37	150,000	151,609
JPMorgan Chase Capital XXVII 7.00% 11/1/39	100,000	100,183
• MUFG Capital Finance 1 6.346% 7/29/49	200,000	203,430
NASDAQ OMX Group 4.00% 1/15/15	100,000	101,240
5.25% 1/16/18	60,000	61,504
5.55% 1/15/20	100,000	99,844
National Rural Utilities Cooperative Finance 3.05% 3/1/16	100,000	103,236
4.75% 3/1/14	250,000	271,970
5.45% 2/1/18	25,000	28,021
5.50% 7/1/13	100,000	108,993
8.00% 3/1/32	150,000	196,064
10.375% 11/1/18	100,000	138,684
NYSE Euronext 4.80% 6/28/13	100,000	106,974
Private Export Funding 4.30% 12/15/21	100,000	105,029
4.55% 5/15/15	100,000	111,463
4.95% 11/15/15	100,000	112,967
TECO Finance 6.572% 11/1/17	100,000	116,769

		33,114,696

Diversified Telecommunication Services–1.06%
AT&T
2.50% 8/15/15	200,000	202,799
2.95% 5/15/16	200,000	202,785
4.45% 5/15/21	100,000	101,969
4.85% 2/15/14	100,000	108,684
4.95% 1/15/13	150,000	159,062
5.10% 9/15/14	50,000	54,988
5.35% 9/1/40	438,000	416,653
5.50% 2/1/18	500,000	558,440
5.625% 6/15/16	100,000	113,485
5.80% 2/15/19	150,000	169,517
6.30% 1/15/38	200,000	212,496
6.40% 5/15/38	50,000	53,811
6.50% 3/15/29	100,000	106,591
6.55% 2/15/39	550,000	605,271
6.70% 11/15/13	500,000	561,004
6.80% 5/15/36	200,000	224,315
8.00% 11/15/31	360,000	477,736
BellSouth 5.20% 9/15/14	200,000	220,503
6.55% 6/15/34	100,000	107,925
6.875% 10/15/31	100,000	112,656
British Telecommunications 5.15% 1/15/13	200,000	212,121
9.875% 12/15/30	300,000	413,161
CenturyLink 5.15% 6/15/17	100,000	100,164
6.45% 6/15/21	200,000	198,072
7.60% 9/15/39	100,000	96,460
Deutsche Telekom International Finance 5.25% 7/22/13	200,000	215,802
5.75% 3/23/16	300,000	339,635
6.00% 7/8/19	250,000	285,933
8.75% 6/15/30	310,000	410,206
Embarq 7.082% 6/1/16	325,000	361,654
7.995% 6/1/36	150,000	154,111
France Telecom 5.375% 7/8/19	300,000	336,242
8.50% 3/1/31	300,000	404,870
GTE 6.94% 4/15/28	100,000	115,107
8.75% 11/1/21	100,000	133,459
Koninklijke KPN 8.375% 10/1/30	100,000	128,994
Nokia 5.375% 5/15/19	100,000	96,224
6.625% 5/15/39	40,000	37,409
Pacific Bell Telephone 6.625% 10/15/34	100,000	104,241
Qwest 7.50% 10/1/14	200,000	225,250
7.50% 6/15/23	100,000	100,625
8.375% 5/1/16	200,000	237,000
Telecom Italia Capital 5.25% 11/15/13	100,000	105,036
5.25% 10/1/15	300,000	312,182
6.00% 9/30/34	100,000	85,111
6.175% 6/18/14	200,000	215,362
7.175% 6/18/19	100,000	110,578
7.20% 7/18/36	100,000	94,545
7.721% 6/4/38	250,000	249,327
Telefonica Emisiones
2.582% 4/26/13	300,000	303,237
3.729% 4/27/15	75,000	76,431

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Telecommunication Services (continued)
	Telefonica Emisiones (continued)

	3.992% 2/16/16	$170,000	$172,139
	4.949% 1/15/15	85,000	90,525
	5.134% 4/27/20	90,000	89,371
	5.462% 2/16/21	140,000	142,389
	5.877% 7/15/19	100,000	105,178
	6.421% 6/20/16	175,000	195,604
	7.045% 6/20/36	175,000	185,704
	Telefonica Europe 8.25% 9/15/30	200,000	239,427
	Telefonos de Mexico 5.50% 11/15/19	100,000	105,914
	Verizon Communications 4.35% 2/15/13	200,000	210,595
	4.60% 4/1/21	500,000	516,907
	5.25% 4/15/13	100,000	107,420
	5.50% 4/1/17	200,000	224,903
	5.50% 2/15/18	150,000	167,061
	6.00% 4/1/41	100,000	104,794
	6.35% 4/1/19	250,000	290,855
	6.40% 2/15/38	200,000	217,475
	6.90% 4/15/38	250,000	287,727
	7.35% 4/1/39	100,000	120,542
	8.75% 11/1/18	100,000	130,296
	8.95% 3/1/39	200,000	283,223
	Verizon Florida 6.125% 1/15/13	100,000	107,388
	Verizon Global Funding 7.375% 9/1/12	400,000	430,304
	7.75% 12/1/30	200,000	250,639
#	Virgin Media Secured Finance 144A 5.25% 1/15/21	200,000	213,383

			16,019,002

	Electric Utilities–1.28%
	AEP Texas Central Transition Funding 5.17% 1/1/18	250,000	282,172
	Alabama Power 5.50% 3/15/41	85,000	87,728
	5.80% 11/15/13	300,000	332,210
	6.125% 5/15/38	100,000	111,831
	Ameren 8.875% 5/15/14	100,000	115,927
	Appalachian Power 4.60% 3/30/21	150,000	151,363
	5.00% 6/1/17	100,000	107,868
	Atlantic City Electric 7.75% 11/15/18	15,000	18,735
	Baltimore Gas & Electric 6.35% 10/1/36	100,000	112,341
	Carolina Power & Light 5.125% 9/15/13	100,000	108,873
	5.30% 1/15/19	100,000	111,796
	6.30% 4/1/38	50,000	57,620
	6.50% 7/15/12	100,000	105,902
	CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	110,715
	Cincinnati Gas & Electric 5.70% 9/15/12	50,000	52,949
	Cleco Power 6.50% 12/1/35	50,000	52,557
	Cleveland Electric Illuminating 5.70% 4/1/17	100,000	109,477
	5.95% 12/15/36	100,000	98,782
	Columbus Southern Power 5.50% 3/1/13	150,000	160,470
	Commonwealth Edison 1.625% 1/15/14	100,000	100,767
	4.00% 8/1/20	100,000	99,224
	5.80% 3/15/18	200,000	224,519
	6.45% 1/15/38	100,000	112,058
	Connecticut Light & Power 5.65% 5/1/18	100,000	113,048
	Consolidated Edison 4.875% 2/1/13	100,000	106,067
	5.375% 12/15/15	100,000	113,174
	5.70% 6/15/40	100,000	105,975
	5.85% 3/15/36	100,000	107,603
	6.30% 8/15/37	20,000	22,551
	6.75% 4/1/38	25,000	29,767
	7.125% 12/1/18	200,000	246,427
	Consumers Energy 5.65% 9/15/18	100,000	112,323
	5.65% 4/15/20	100,000	113,027
	Dayton Power & Light 5.125% 10/1/13	100,000	108,470
	Detroit Edison 6.625% 6/1/36	100,000	118,291
	Duke Energy 3.35% 4/1/15	100,000	103,948
	5.05% 9/15/19	100,000	107,752
	5.65% 6/15/13	100,000	108,494
	6.10% 6/1/37	170,000	185,378
	Duke Energy Carolinas 3.90% 6/15/21	100,000	100,138
	4.30% 6/15/20	100,000	103,889
	5.30% 2/15/40	100,000	101,564
	7.00% 11/15/18	100,000	122,287
	Duke Energy Indiana 6.12% 10/15/35	100,000	106,240
	6.45% 4/1/39	130,000	148,593
	Duke Energy Ohio 2.10% 6/15/13	100,000	102,285
	5.45% 4/1/19	50,000	56,184
	Energy East 6.75% 7/15/36	100,000	104,798
	Enersis 7.375% 1/15/14	100,000	111,349
	Entergy 7.125% 2/1/19	455,000	534,615
	Entergy Texas 5.125% 9/15/20	100,000	99,212
	Exelon 4.90% 6/15/15	150,000	161,432
	Exelon Generation 5.35% 1/15/14	100,000	108,298
	6.20% 10/1/17	25,000	28,240
	FirstEnergy 7.375% 11/15/31	100,000	114,180

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Electric Utilities (continued)

	FirstEnergy Solutions
	4.80% 2/15/15	$80,000	$85,902
	6.05% 8/15/21	100,000	107,810
	6.80% 8/15/39	150,000	156,479
	Florida Power 5.65% 6/15/18	150,000	171,377
	6.40% 6/15/38	200,000	231,869
	Florida Power & Light 5.69% 3/1/40	50,000	53,672
	5.85% 5/1/37	100,000	109,261
	5.95% 2/1/38	100,000	110,824
	5.96% 4/1/39	100,000	111,181
	6.20% 6/1/36	100,000	113,961
	FPL Group Capital 4.50% 6/1/21	100,000	98,639
	2.55% 11/15/13	100,000	102,283
	6.00% 3/1/19	200,000	223,021
	Georgia Power 4.25% 12/1/19	80,000	83,544
	4.75% 9/1/40	100,000	91,958
	5.25% 12/15/15	25,000	28,332
	5.95% 2/1/39	100,000	108,686
	Great Plains Energy 4.85% 6/1/21	50,000	50,258
	Hydro Quebec 2.00% 6/30/16	100,000	98,641
	8.00% 2/1/13	100,000	111,056
	8.05% 7/7/24	250,000	345,283
	8.50% 12/1/29	115,000	166,174
	Indiana Michigan Power 7.00% 3/15/19	100,000	119,446
	Interstate Power & Light 6.25% 7/15/39	130,000	144,973
	Jersey Central Power & Light 7.35% 2/1/19	100,000	121,594
	Kansas City Power & Light 6.375% 3/1/18	200,000	228,334
#	Kentucky Utilities 144A 1.625% 11/1/15	100,000	97,271
	3.25% 11/1/20	100,000	95,843
	5.125% 11/1/40	100,000	98,959
#	LG&E & KU Energy 144A 2.125% 11/15/15	200,000	195,363
	MidAmerican Energy 5.30% 3/15/18	100,000	110,820
	5.75% 11/1/35	25,000	26,547
	5.95% 7/15/17	200,000	231,795
	MidAmerican Energy Holdings 5.75% 4/1/18	100,000	112,606
	5.875% 10/1/12	100,000	106,076
	5.95% 5/15/37	125,000	131,918
	6.125% 4/1/36	150,000	162,064
	6.50% 9/15/37	100,000	113,116
	Nevada Power
	5.45% 5/15/41	60,000	59,872
	6.50% 8/1/18	50,000	58,559
	7.125% 3/15/19	100,000	119,535
	Northern States Power 5.25% 3/1/18	100,000	111,476
	5.35% 11/1/39	40,000	41,401
	6.20% 7/1/37	100,000	114,728
	NSTAR Electric 4.875% 10/15/12	100,000	105,000
	Ohio Edison 8.25% 10/15/38	100,000	133,448
	Ohio Power 5.375% 10/1/21	225,000	242,850
	Oklahoma Gas & Electric 5.25% 5/15/41	100,000	98,017
	Oncor Electric Delivery 5.95% 9/1/13	200,000	218,244
	6.80% 9/1/18	100,000	116,869
	7.00% 9/1/22	100,000	119,461
	7.00% 5/1/32	50,000	58,577
	Ontario Electricity Financial 7.45% 3/31/13	100,000	111,201
	Pacific Gas & Electric 6.05% 3/1/34	300,000	318,217
	6.25% 12/1/13	100,000	111,671
	6.25% 3/1/39	300,000	325,717
	8.25% 10/15/18	200,000	257,073
	PacifiCorp 5.75% 4/1/37	100,000	106,506
	6.00% 1/15/39	100,000	110,790
	6.35% 7/15/38	25,000	28,771
	7.70% 11/15/31	100,000	128,568
	PECO Energy 5.95% 10/1/36	100,000	108,334
	Portland General Electric 6.10% 4/15/19	100,000	116,206
	Potomac Electric Power 7.90% 12/15/38	100,000	135,670
	PPL Electric Utilities 6.25% 5/15/39	30,000	33,913
	PPL Energy Supply 6.50% 5/1/18	25,000	28,246
	Progress Energy 6.00% 12/1/39	50,000	52,868
	7.05% 3/15/19	100,000	120,140
	7.75% 3/1/31	150,000	188,246
	Public Service Electric & Gas 3.50% 8/15/20	150,000	146,751
	5.30% 5/1/18	50,000	56,017
	5.375% 9/1/13	50,000	54,624
	5.50% 3/1/40	100,000	104,222
	Public Service of Colorado 3.20% 11/15/20	100,000	95,058
	5.125% 6/1/19	135,000	148,724
	6.25% 9/1/37	100,000	115,796
	Public Service of Oklahoma 5.15% 12/1/19	75,000	79,817
	San Diego Gas & Electric 6.00% 6/1/39	110,000	123,861
	Scottish Power 5.375% 3/15/15	100,000	108,084

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)

Sierra Pacific Power 6.00% 5/15/16	$100,000	$114,476
South Carolina Electric & Gas 5.25% 11/1/18	80,000	88,787
6.05% 1/15/38	25,000	27,299
Southern 4.15% 5/15/14	50,000	53,598
Southern California Edison 3.875% 6/1/21	70,000	70,009
4.50% 9/1/40	100,000	91,024
5.75% 3/15/14	100,000	111,943
5.95% 2/1/38	25,000	27,706
6.00% 1/15/34	200,000	221,538
6.05% 3/15/39	170,000	191,229
6.65% 4/1/29	100,000	114,837
Southern Power 4.875% 7/15/15	100,000	109,273
Southwestern Electric Power 6.20% 3/15/40	200,000	204,206
Tampa Electric 6.10% 5/15/18	50,000	57,491
Toledo Edison 7.25% 5/1/20	30,000	36,209
Union Electric 6.70% 2/1/19	150,000	176,403
8.45% 3/15/39	80,000	112,699
Virginia Electric & Power 4.75% 3/1/13	50,000	53,133
5.00% 6/30/19	200,000	217,353
5.95% 9/15/17	100,000	116,908
6.00% 5/15/37	25,000	27,809
6.35% 11/30/37	100,000	114,607
8.875% 11/15/38	100,000	148,513
Westar Energy 6.00% 7/1/14	100,000	110,573
Wisconsin Electric Power 4.25% 12/15/19	25,000	26,261
6.00% 4/1/14	100,000	112,837

		19,238,268

Electrical Equipment–0.05%
Cooper 2.375% 1/15/16	100,000	100,565
3.875% 12/15/20	100,000	100,321
5.25% 11/15/12	25,000	26,480
Emerson Electric 4.125% 4/15/15	100,000	108,918
4.25% 11/15/20	50,000	52,468
5.25% 10/15/18	125,000	139,914
5.25% 11/15/39	50,000	50,805
Rockwell Automation 6.25% 12/1/37	100,000	111,259
Roper Industries 6.25% 9/1/19	100,000	113,409

		804,139

Electronic Equipment, Instruments & Components–0.05%
Agilent Technologies 5.00% 7/15/20	100,000	105,158
5.50% 9/14/15	100,000	110,836
Amphenol 4.75% 11/15/14	100,000	109,040
Arrow Electronics 6.00% 4/1/20	50,000	53,562
Avnet 5.875% 3/15/14	100,000	108,688
Koninklijke Philips Electronics 5.75% 3/11/18	200,000	224,273
6.875% 3/11/38	50,000	58,046

		769,603

Energy Equipment & Services–0.21%
Baker Hughes 5.125% 9/15/40	200,000	194,410
6.50% 11/15/13	50,000	56,251
6.875% 1/15/29	100,000	120,742
Cameron International 5.95% 6/1/41	100,000	100,818
6.375% 7/15/18	100,000	114,400
Diamond Offshore Drilling 5.70% 10/15/39	100,000	99,102
5.875% 5/1/19	40,000	45,027
Ensco 3.25% 3/15/16	100,000	101,646
4.70% 3/15/21	350,000	354,247
Global Marine 7.00% 6/1/28	150,000	160,246
Halliburton 5.90% 9/15/18	50,000	57,769
7.45% 9/15/39	200,000	250,646
Nabors Industries 6.15% 2/15/18	100,000	110,702
9.25% 1/15/19	150,000	190,402
Rowan 7.875% 8/1/19	65,000	77,362
Transocean 4.95% 11/15/15	200,000	216,563
6.00% 3/15/18	125,000	138,590
6.50% 11/15/20	100,000	112,023
6.80% 3/15/38	50,000	53,857
Weatherford International 5.15% 3/15/13	3,000	3,171
6.00% 3/15/18	150,000	164,654
6.75% 9/15/40	100,000	107,452
7.00% 3/15/38	150,000	163,588
9.625% 3/1/19	100,000	129,329
9.875% 3/1/39	50,000	70,400

		3,193,397

Food & Staples Retailing–0.39%
Costco Wholesale 5.50% 3/15/17	50,000	58,156
CVS Caremark
3.25% 5/18/15	100,000	103,879
4.75% 5/18/20	100,000	104,002
5.75% 6/1/17	150,000	168,690
5.75% 5/15/41	150,000	148,005
6.125% 9/15/39	100,000	102,867

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
CVS Caremark (continued)

6.25% 6/1/27	$130,000	$143,982
6.60% 3/15/19	100,000	116,249
Delhaize America 9.00% 4/15/31	125,000	164,020
Delhaize Group 5.875% 2/1/14	45,000	49,394
Kroger 3.90% 10/1/15	130,000	137,628
5.00% 4/15/13	300,000	319,892
6.15% 1/15/20	200,000	230,754
6.90% 4/15/38	100,000	115,893
Safeway 3.95% 8/15/20	120,000	116,920
6.25% 3/15/14	100,000	111,154
6.35% 8/15/17	150,000	171,883
Sysco 5.375% 3/17/19	100,000	112,892
6.625% 3/17/39	50,000	61,490
Walgreen 4.875% 8/1/13	100,000	108,299
5.25% 1/15/19	50,000	55,818
Wal-Mart Stores 1.50% 10/25/15	200,000	197,590
3.20% 5/15/14	400,000	422,980
3.25% 10/25/20	300,000	285,958
3.625% 7/8/20	100,000	98,459
4.125% 2/1/19	100,000	104,979
4.25% 4/15/13	300,000	318,794
4.55% 5/1/13	100,000	107,035
4.875% 7/8/40	300,000	281,050
5.25% 9/1/35	100,000	100,347
5.625% 4/15/41	250,000	258,869
5.80% 2/15/18	200,000	230,835
5.875% 4/5/27	100,000	111,493
6.20% 4/15/38	300,000	333,559
6.50% 8/15/37	225,000	259,275
7.55% 2/15/30	100,000	128,251

		5,941,341

Food Products–0.37%
Archer-Daniels-Midland 4.479% 3/1/21	235,000	246,181
5.375% 9/15/35	100,000	101,776
5.45% 3/15/18	100,000	113,691
5.765% 3/1/41	40,000	42,366
Bunge Limited Finance 4.10% 3/15/16	100,000	104,278
8.50% 6/15/19	135,000	164,829
Campbell Soup 3.05% 7/15/17	100,000	102,732
3.375% 8/15/14	100,000	106,767
4.50% 2/15/19	35,000	37,120
ConAgra Foods 5.819% 6/15/17	50,000	55,487
7.00% 4/15/19	100,000	114,594
8.25% 9/15/30	100,000	119,130
Corn Products International 3.20% 11/1/15	100,000	102,093
General Mills 5.20% 3/17/15	300,000	334,378
5.40% 6/15/40	45,000	45,903
5.65% 2/15/19	100,000	113,086
Heinz (H.J.) 5.35% 7/15/13	100,000	108,574
Heinz (H.J.) Finance 6.75% 3/15/32	30,000	34,097
Hershey 5.00% 4/1/13	100,000	107,010
Kellogg 3.25% 5/21/18	135,000	135,967
4.00% 12/15/20	100,000	100,045
4.25% 3/6/13	150,000	158,370
7.45% 4/1/31	100,000	126,623
Kraft Foods 2.625% 5/8/13	200,000	205,852
4.125% 2/9/16	50,000	53,521
5.375% 2/10/20	400,000	438,037
6.125% 2/1/18	150,000	172,803
6.50% 8/11/17	500,000	588,540
6.50% 11/1/31	100,000	114,214
6.50% 2/9/40	300,000	334,373
6.875% 2/1/38	250,000	290,172
Nabisco 7.55% 6/15/15	100,000	117,269
Ralcorp Holdings 6.625% 8/15/39	50,000	51,164
Sara Lee 6.125% 11/1/32	125,000	114,329
Unilever Capital 2.75% 2/10/16	100,000	102,690
4.25% 2/10/21	100,000	104,298
4.80% 2/15/19	100,000	109,784
5.90% 11/15/32	100,000	113,230

		5,585,373

Gas Utilities–0.10%
AGL Capital 5.25% 8/15/19	100,000	107,454
5.875% 3/15/41	70,000	73,035
Atmos Energy 4.95% 10/15/14	100,000	109,420
8.50% 3/15/19	100,000	127,755
CenterPoint Energy Resources 6.00% 5/15/18	100,000	112,314
7.875% 4/1/13	50,000	55,606
#144A 4.50% 1/15/21	65,000	65,586
#144A 5.85% 1/15/41	115,000	117,548
Consolidated Natural Gas 5.00% 12/1/14	300,000	331,072
National Grid 6.30% 8/1/16	100,000	114,994

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)

Questar 2.75% 2/1/16	$85,000	$86,217
Southern California Gas 5.75% 11/15/35	100,000	109,089
Southern Union 7.60% 2/1/24	45,000	52,539

		1,462,629

Health Care Equipment & Supplies–0.18%
Bard (C. R.) 2.875% 1/15/16	100,000	102,742
4.40% 1/15/21	65,000	67,075
Baxter International 4.50% 8/15/19	100,000	105,887
4.625% 3/15/15	150,000	164,547
6.25% 12/1/37	50,000	57,696
Beckman Coulter 6.00% 6/1/15	50,000	56,869
Becton, Dickinson 3.25% 11/12/20	100,000	95,376
5.00% 11/12/40	35,000	34,032
6.00% 5/15/39	100,000	111,363
CareFusion 4.125% 8/1/12	200,000	206,198
6.375% 8/1/19	50,000	56,525
Covidien International Finance 1.875% 6/15/13	100,000	101,756
2.80% 6/15/15	100,000	102,626
4.20% 6/15/20	100,000	102,070
6.00% 10/15/17	25,000	29,256
6.55% 10/15/37	100,000	115,972
Hospira 5.90% 6/15/14	100,000	111,141
6.05% 3/30/17	25,000	28,410
6.40% 5/15/15	15,000	17,057
Medtronic 2.625% 3/15/16	100,000	101,579
3.00% 3/15/15	100,000	104,548
5.55% 3/15/40	100,000	105,891
5.60% 3/15/19	200,000	228,185
St. Jude Medical 3.75% 7/15/14	200,000	212,938
Stryker 3.00% 1/15/15	100,000	104,108
4.375% 1/15/20	100,000	104,866
Zimmer Holdings 5.75% 11/30/39	100,000	102,489

		2,731,202

Health Care Providers & Services–0.27%
Aetna 6.00% 6/15/16	50,000	57,330
6.50% 9/15/18	200,000	233,785
6.625% 6/15/36	100,000	111,384
6.75% 12/15/37	100,000	114,338
AmerisourceBergen 4.875% 11/15/19	50,000	53,509
Cardinal Health 4.625% 12/15/20	100,000	101,697
5.80% 10/15/16	100,000	113,342
CIGNA 5.125% 6/15/20	195,000	206,343
7.875% 5/15/27	25,000	29,483
Coventry Health Care 5.45% 6/15/21	80,000	82,013
6.30% 8/15/14	100,000	107,732
Express Scripts 3.125% 5/15/16	200,000	201,458
6.25% 6/15/14	100,000	112,689
Humana 7.20% 6/15/18	100,000	116,245
Laboratory Corporation of America Holdings 4.625% 11/15/20	150,000	152,627
Medco Health Solutions 7.125% 3/15/18	225,000	263,271
7.25% 8/15/13	50,000	55,697
Quest Diagnostics 4.75% 1/30/20	60,000	62,160
5.75% 1/30/40	100,000	99,384
UnitedHealth Group 4.70% 2/15/21	100,000	104,455
5.50% 11/15/12	200,000	212,177
6.00% 2/15/18	200,000	227,090
6.50% 6/15/37	150,000	164,546
6.625% 11/15/37	100,000	111,296
6.875% 2/15/38	100,000	114,717
WellPoint 4.35% 8/15/20	100,000	101,167
5.25% 1/15/16	100,000	111,637
5.80% 8/15/40	80,000	81,537
5.85% 1/15/36	125,000	127,892
5.875% 6/15/17	50,000	57,239
6.00% 2/15/14	100,000	111,290
6.375% 6/15/37	100,000	109,312
7.00% 2/15/19	100,000	119,623

		4,028,465

Hotels, Restaurants & Leisure–0.09%
Darden Restaurants 6.80% 10/15/37	84,000	93,732
International Game Technology 5.50% 6/15/20	100,000	102,891
Marriott International 5.625% 2/15/13	50,000	53,348
6.375% 6/15/17	100,000	114,952
McDonald’s
3.625% 5/20/21	100,000	99,676
4.30% 3/1/13	150,000	158,761
4.875% 7/15/40	30,000	29,231
5.35% 3/1/18	200,000	227,074

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Hotels, Restaurants & Leisure (continued)
	McDonald’s (continued)

	5.80% 10/15/17	$100,000	$117,514
	6.30% 3/1/38	50,000	57,928
	Starbucks 6.25% 8/15/17	100,000	116,243
	Yum Brands 4.25% 9/15/15	50,000	53,126
	5.30% 9/15/19	150,000	161,500

			1,385,976

	Household Durables–0.07%
	Black & Decker 8.95% 4/15/14	100,000	118,404
	Fortune Brands 5.375% 1/15/16	50,000	54,233
	6.375% 6/15/14	200,000	222,496
	MDC Holdings 5.625% 2/1/20	100,000	97,622
	Newell Rubbermaid 4.70% 8/15/20	200,000	201,747
	Snap-On 6.125% 9/1/21	50,000	56,936
	Stanley Black & Decker 5.20% 9/1/40	100,000	96,773
#	Tupperware Brands 144A 4.75% 6/1/21	100,000	98,799
	Whirlpool 5.50% 3/1/13	50,000	53,026

			1,000,036

	Household Products–0.13%
	Clorox 5.00% 3/1/13	100,000	105,881
	5.00% 1/15/15	100,000	109,638
	5.95% 10/15/17	100,000	114,040
#	Energizer Holdings 144A 4.70% 5/19/21	100,000	98,960
	Kimberly-Clark 3.875% 3/1/21	45,000	45,767
	6.125% 8/1/17	100,000	118,181
	6.625% 8/1/37	100,000	121,126
	7.50% 11/1/18	100,000	125,732
	Procter & Gamble 1.375% 8/1/12	275,000	277,190
	1.80% 11/15/15	250,000	249,153
	3.15% 9/1/15	100,000	105,205
	4.70% 2/15/19	100,000	110,532
	4.85% 12/15/15	50,000	56,348
	5.50% 2/1/34	100,000	107,223
	5.55% 3/5/37	200,000	214,552

			1,959,528

	Independent Power Producers & Energy Traders–0.06%
	Constellation Energy Group 4.55% 6/15/15	25,000	26,629
	7.60% 4/1/32	200,000	235,162
	Exelon Generation 6.25% 10/1/39	100,000	101,401
	Oglethorpe Power 5.95% 11/1/39	100,000	105,021
	PSEG Power
	2.50% 4/15/13	75,000	76,414
	5.125% 4/15/20	60,000	63,076
	5.50% 12/1/15	100,000	110,489
	Transalta 4.75% 1/15/15	100,000	106,876
	5.75% 12/15/13	100,000	109,117

			934,185

	Industrial Conglomerates–0.15%
	3M 4.375% 8/15/13	225,000	243,099
	5.70% 3/15/37	100,000	110,148
	6.375% 2/15/28	25,000	28,998
	General Electric 5.00% 2/1/13	500,000	530,901
	5.25% 12/6/17	400,000	443,738
	ITT 4.90% 5/1/14	100,000	109,161
	Textron 6.20% 3/15/15	100,000	111,048
	Tyco Electronics Group 5.95% 1/15/14	100,000	110,291
	6.55% 10/1/17	100,000	117,979
	Tyco International Finance 3.375% 10/15/15	100,000	102,942
	4.125% 10/15/14	100,000	106,456
	4.625% 1/15/23	100,000	100,818
	6.00% 11/15/13	50,000	55,304
	8.50% 1/15/19	100,000	126,956

			2,297,839

	Insurance–0.89%
	ACE INA Holdings 2.60% 11/23/15	150,000	150,790
	5.70% 2/15/17	50,000	55,793
	5.90% 6/15/19	125,000	141,083
	Aegon 4.625% 12/1/15	100,000	106,079
	AFLAC 3.45% 8/15/15	100,000	102,223
	6.90% 12/17/39	130,000	136,453
	8.50% 5/15/19	100,000	122,483
	Allied World Assurance 7.50% 8/1/16	200,000	229,434
	Allstate 5.00% 8/15/14	150,000	165,132
	5.55% 5/9/35	200,000	194,221
	7.45% 5/16/19	100,000	119,175
	Allstate Life Global Funding Trusts 5.375% 4/30/13	200,000	215,635
	American Financial Group 9.875% 6/15/19	100,000	124,535
	American International Group
	4.25% 5/15/13	70,000	72,028
	5.05% 10/1/15	200,000	208,954
	5.85% 1/16/18	300,000	314,762
	6.25% 5/1/36	100,000	102,295

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)

6.25% 3/15/37	$100,000	$91,500
6.40% 12/15/20	200,000	215,661
• 8.175% 5/15/58	350,000	383,722
8.25% 8/15/18	234,000	268,896
AON 3.125% 5/27/16	100,000	99,787
3.50% 9/30/15	100,000	102,886
5.00% 9/30/20	100,000	102,725
Assurant 5.625% 2/15/14	100,000	106,912
AXA 8.60% 12/15/30	100,000	119,445
Axis Specialty Finance 5.875% 6/1/20	100,000	102,726
Berkley (W.R.) 7.375% 9/15/19	100,000	111,920
Berkshire Hathaway Finance 1.50% 1/10/14	100,000	100,951
2.125% 2/11/13	500,000	513,231
2.45% 12/15/15	200,000	202,704
4.25% 1/15/21	100,000	102,019
4.60% 5/15/13	100,000	106,726
4.85% 1/15/15	200,000	220,986
5.40% 5/15/18	50,000	55,543
5.75% 1/15/40	100,000	104,256
Chubb 5.75% 5/15/18	100,000	113,069
6.00% 5/11/37	100,000	105,223
• 6.375% 3/29/67	100,000	104,000
Cincinnati Financial 6.92% 5/15/28	100,000	106,338
CNA Financial 5.75% 8/15/21	30,000	31,037
7.35% 11/15/19	120,000	137,010
Delphi Financial Group 7.875% 1/31/20	25,000	27,867
Fidelity National Financial 6.60% 5/15/17	100,000	105,683
Genworth Financial 5.75% 6/15/14	100,000	104,484
6.515% 5/22/18	50,000	49,782
7.625% 9/24/21	100,000	101,163
7.70% 6/15/20	100,000	104,365
Hartford Financial Services Group 4.625% 7/15/13	100,000	104,520
5.50% 3/30/20	100,000	103,259
6.10% 10/1/41	50,000	47,909
6.30% 3/15/18	100,000	108,890
6.625% 3/30/40	100,000	102,342
HCC Insurance Holdings 6.30% 11/15/19	50,000	54,098
Loews 6.00% 2/1/35	100,000	98,214
Manulife Financial 3.40% 9/17/15	100,000	103,191
Markel 7.125% 9/30/19	100,000	114,384
Marsh & McLennan 5.375% 7/15/14	100,000	108,554
5.75% 9/15/15	50,000	54,999
9.25% 4/15/19	100,000	128,333
MetLife 4.75% 2/8/21	200,000	204,274
5.00% 11/24/13	200,000	215,348
5.00% 6/15/15	100,000	109,201
5.375% 12/15/12	100,000	105,815
5.70% 6/15/35	50,000	50,298
5.875% 2/6/41	100,000	100,851
6.40% 12/15/36	100,000	98,000
6.50% 12/15/32	100,000	110,431
6.75% 6/1/16	200,000	233,038
10.75% 8/1/39	150,000	211,678
PartnerRe Finance 5.50% 6/1/20	100,000	101,166
Principal Financial Group 8.875% 5/15/19	100,000	127,391
Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	161,381
Protective Life 7.375% 10/15/19	50,000	56,937
8.45% 10/15/39	25,000	27,628
Prudential Financial 2.75% 1/14/13	50,000	51,043
3.875% 1/14/15	65,000	67,901
4.50% 7/15/13	100,000	105,529
5.10% 9/20/14	100,000	108,799
5.15% 1/15/13	300,000	316,681
5.50% 3/15/16	200,000	217,935
5.70% 12/14/36	50,000	48,281
6.625% 12/1/37	400,000	426,036
6.625% 6/21/40	200,000	216,658
7.375% 6/15/19	375,000	445,401
Reinsurance Group of America 6.45% 11/15/19	90,000	97,903
Swiss Re Solutions Holdings 7.00% 2/15/26	100,000	109,672
Torchmark 6.375% 6/15/16	100,000	109,054
9.25% 6/15/19	25,000	31,310
TransAtlantic Holdings 8.00% 11/30/39	100,000	109,769
Travelers 5.90% 6/2/19	100,000	111,239
6.25% 6/15/37	100,000	107,343
6.75% 6/20/36	100,000	113,972
Travelers Property Casualty 5.00% 3/15/13	200,000	213,244
Unum Group 7.125% 9/30/16	200,000	229,822
Willis Group Holdings 4.125% 3/15/16	150,000	153,092
Willis North America 7.00% 9/29/19	100,000	110,980
XL Group 5.25% 9/15/14	100,000	107,221

		13,414,707

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Internet & Catalog Retail–0.01%
	Expedia 5.95% 8/15/20	$100,000	$97,750

			97,750

	Internet Services–0.04%
	eBay 0.875% 10/15/13	35,000	34,941
	1.625% 10/15/15	100,000	97,813
	3.25% 10/15/20	100,000	93,471
	Google 1.25% 5/19/14	200,000	201,099
	3.625% 5/19/21	100,000	99,112

			526,436

	IT Services–0.07%
	Computer Sciences 6.50% 3/15/18	150,000	160,861
	Electronic Data Systems 7.45% 10/15/29	25,000	31,844
	Fiserv 3.125% 6/15/16	100,000	99,474
	4.625% 10/1/20	100,000	99,555
	International Business Machines 1.25% 5/12/14	300,000	300,868
#	SAIC 144A 4.45% 12/1/20	100,000	103,067
	5.95% 12/1/40	100,000	105,895
	Western Union 5.253% 4/1/20	107,000	112,886
	6.50% 2/26/14	100,000	111,385

			1,125,835

	Leisure Equipment & Products–0.01%
	Hasbro 6.35% 3/15/40	65,000	67,416
	Mattel 6.20% 10/1/40	100,000	102,117

			169,533

	Life Sciences Tools & Services–0.02%
	Thermo Fisher Scientific 2.05% 2/21/14	30,000	30,606
	3.20% 3/1/16	140,000	144,325
	4.50% 3/1/21	40,000	41,318
	4.70% 5/1/20	100,000	105,512

			321,761

	Machinery–0.16%
	Caterpillar 3.90% 5/27/21	150,000	150,326
	5.20% 5/27/41	150,000	150,582
	6.05% 8/15/36	50,000	56,289
	7.90% 12/15/18	100,000	128,124
	8.25% 12/15/38	100,000	143,468
	Danaher
	1.30% 6/23/14	60,000	60,009
	2.30% 6/23/16	100,000	99,920
	3.90% 6/23/21	100,000	99,811
	5.625% 1/15/18	100,000	113,654
	Deere 4.375% 10/16/19	150,000	159,088
	5.375% 10/16/29	100,000	106,384
	Dover 4.30% 3/1/21	100,000	103,325
	4.875% 10/15/15	50,000	55,724
	5.375% 3/1/41	100,000	102,608
	6.60% 3/15/38	25,000	30,055
	Eaton 5.95% 3/20/14	100,000	112,382
	6.95% 3/20/19	50,000	61,245
	Harsco 2.70% 10/15/15	100,000	100,428
	Illinois Tool Works 6.25% 4/1/19	100,000	119,057
	Ingersoll-Rand Global Holdings 9.50% 4/15/14	300,000	360,450
	Parker Hannifin 6.25% 5/15/38	50,000	58,160

			2,371,089

	Media–1.01%
	AOL Time Warner 7.625% 4/15/31	125,000	150,385
	CBS 5.625% 8/15/12	3,000	3,137
	7.875% 7/30/30	200,000	239,320
	8.875% 5/15/19	200,000	255,331
	Comcast 5.15% 3/1/20	300,000	323,575
	5.70% 5/15/18	200,000	223,472
	5.70% 7/1/19	200,000	222,859
	5.90% 3/15/16	150,000	170,927
	6.40% 3/1/40	100,000	107,386
	6.45% 3/15/37	200,000	214,603
	6.50% 1/15/15	200,000	228,999
	6.50% 1/15/17	200,000	233,377
	6.50% 11/15/35	200,000	217,737
	6.95% 8/15/37	250,000	283,121
	7.05% 3/15/33	300,000	348,205
	Comcast Cable Communications 7.125% 6/15/13	200,000	222,509
	COX Communications 5.45% 12/15/14	200,000	223,083
	7.125% 10/1/12	100,000	107,286
	DIRECTV Holdings
	3.125% 2/15/16	100,000	101,559
	3.55% 3/15/15	295,000	308,485
	4.60% 2/15/21	300,000	302,004
	5.00% 3/1/21	200,000	207,544
	5.20% 3/15/20	65,000	68,896
	5.875% 10/1/19	40,000	44,436

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Media (continued)
	DIRECTV Holdings (continued)

	6.00% 8/15/40	$100,000	$101,740
	6.35% 3/15/40	50,000	52,774
	6.375% 3/1/41	100,000	107,136
	7.625% 5/15/16	107,000	116,749
	Discovery Communications 3.70% 6/1/15	100,000	105,315
	4.375% 6/15/21	100,000	99,219
	5.625% 8/15/19	200,000	221,388
	Disney (Walt) 3.75% 6/1/21	200,000	199,434
	4.50% 12/15/13	300,000	325,795
	6.00% 7/17/17	150,000	175,024
	Grupo Televisa 6.625% 1/15/40	100,000	105,750
	8.50% 3/11/32	200,000	254,319
	Historic TW 6.625% 5/15/29	300,000	327,835
	McGraw-Hill 6.55% 11/15/37	100,000	108,430
#	NBC Universal 144A 3.65% 4/30/15	275,000	288,983
	4.375% 4/1/21	200,000	198,299
	5.15% 4/30/20	270,000	285,600
	6.40% 4/30/40	200,000	215,682
	News America 5.30% 12/15/14	125,000	139,448
	5.65% 8/15/20	300,000	328,277
	6.15% 3/1/37	30,000	30,488
	6.40% 12/15/35	300,000	314,716
	6.65% 11/15/37	50,000	53,757
	6.90% 8/15/39	100,000	110,481
	8.15% 10/17/36	100,000	125,510
	#144A 4.50% 2/15/21	150,000	148,322
	#144A 6.15% 2/15/41	100,000	99,399
	Omnicom Group 4.45% 8/15/20	35,000	34,784
	6.25% 7/15/19	250,000	277,187
	Reed Elsevier Capital 8.625% 1/15/19	100,000	127,309
	Rogers Communications 6.80% 8/15/18	150,000	177,251
	7.50% 8/15/38	25,000	30,438
	Thomson Reuters 4.70% 10/15/19	100,000	105,367
	5.95% 7/15/13	100,000	109,432
	6.50% 7/15/18	150,000	175,742
	Time Warner
	3.15% 7/15/15	300,000	310,545
	4.70% 1/15/21	100,000	101,511
	4.875% 3/15/20	200,000	207,476
	5.875% 11/15/16	150,000	171,657
	6.10% 7/15/40	100,000	102,003
	6.25% 3/29/41	200,000	208,470
	6.50% 11/15/36	100,000	106,953
	7.70% 5/1/32	130,000	157,398
	Time Warner Cable 3.50% 2/1/15	50,000	52,198
	5.00% 2/1/20	145,000	150,909
	5.40% 7/2/12	300,000	313,689
	5.85% 5/1/17	200,000	225,191
	5.875% 11/15/40	100,000	99,038
	6.20% 7/1/13	50,000	54,871
	6.55% 5/1/37	200,000	213,123
	6.75% 7/1/18	300,000	348,401
	6.75% 6/15/39	100,000	109,751
	7.30% 7/1/38	150,000	174,919
	7.50% 4/1/14	100,000	115,278
	8.25% 2/14/14	100,000	116,385
	8.25% 4/1/19	100,000	124,906
	Time Warner Entertainment 8.375% 3/15/23	250,000	318,019
	Viacom 3.50% 4/1/17	100,000	101,862
	5.625% 9/15/19	400,000	444,612
	6.875% 4/30/36	250,000	279,976
	WPP Finance 8.00% 9/15/14	100,000	117,388

			15,212,145

	Metals & Mining–0.59%
	Alcoa 5.95% 2/1/37	100,000	95,528
	6.00% 7/15/13	300,000	325,766
	6.15% 8/15/20	200,000	212,247
	6.75% 7/15/18	100,000	110,749
	Allegheny Technologies 5.95% 1/15/21	50,000	53,318
	9.375% 6/1/19	100,000	126,892
	AngloGold Ashanti Holdings 5.375% 4/15/20	25,000	24,658
	6.50% 4/15/40	10,000	9,569
	ArcelorMittal 3.75% 8/5/15	100,000	102,348
	5.375% 6/1/13	150,000	159,780
	6.125% 6/1/18	50,000	53,630
	7.00% 10/15/39	300,000	304,265
	9.00% 2/15/15	100,000	119,453
	9.85% 6/1/19	550,000	698,260
	Barrick Australian Finance 5.95% 10/15/39	100,000	101,447
	Barrick Gold
	6.95% 4/1/19	100,000	119,066
	#144A 1.75% 5/30/14	60,000	60,158
	#144A 2.90% 5/30/16	100,000	100,035

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Barrick Gold Financeco 6.125% 9/15/13	$200,000	$221,285
Barrick North America Finance 7.50% 9/15/38	25,000	29,750
#144A 4.40% 5/30/21	200,000	199,468
#144A 5.70% 5/30/41	100,000	97,419
BHP Billiton Finance 4.80% 4/15/13	150,000	160,387
5.25% 12/15/15	100,000	112,919
5.40% 3/29/17	100,000	113,832
5.50% 4/1/14	100,000	111,350
6.50% 4/1/19	150,000	179,774
Cliffs Natural Resources 4.80% 10/1/20	155,000	156,105
6.25% 10/1/40	100,000	99,007
Commercial Metals 7.35% 8/15/18	100,000	106,918
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	325,000	355,469
Newmont Mining 5.125% 10/1/19	180,000	193,648
6.25% 10/1/39	100,000	104,152
Nucor 4.125% 9/15/22	100,000	98,856
5.75% 12/1/17	50,000	57,925
5.85% 6/1/18	100,000	114,337
Rio Tinto Alcan 6.125% 12/15/33	150,000	165,684
Rio Tinto Finance 2.50% 5/20/16	100,000	100,309
4.125% 5/20/21	200,000	199,062
5.20% 11/2/40	100,000	97,151
6.50% 7/15/18	250,000	292,397
7.125% 7/15/28	75,000	91,043
8.95% 5/1/14	390,000	468,639
9.00% 5/1/19	100,000	132,702
Southern Copper 5.375% 4/16/20	125,000	128,663
6.75% 4/16/40	110,000	107,559
Teck Resources 4.50% 1/15/21	100,000	100,994
6.00% 8/15/40	100,000	98,451
9.75% 5/15/14	200,000	242,252
Vale Overseas 4.625% 9/15/20	100,000	99,954
5.625% 9/15/19	300,000	321,678
6.25% 1/11/16	100,000	113,148
6.875% 11/21/36	350,000	380,900
6.875% 11/10/39	170,000	185,603
WMC Finance USA 5.125% 5/15/13	100,000	107,864
Xstrata Canada 7.25% 7/15/12	100,000	105,752

		8,829,575

Multi-Utilities–0.19%
Alliant Energy 4.00% 10/15/14	50,000	52,641
Avista 5.125% 4/1/22	30,000	32,021
CenterPoint Energy 5.95% 2/1/17	100,000	112,072
Consolidated Edison New York 5.50% 12/1/39	80,000	82,403
Dominion Resources 4.45% 3/15/21	100,000	102,103
5.20% 8/15/19	80,000	87,265
5.95% 6/15/35	25,000	26,507
6.40% 6/15/18	76,000	88,293
8.875% 1/15/19	100,000	129,647
DTE Energy 6.35% 6/1/16	50,000	58,047
7.625% 5/15/14	100,000	115,503
KeySpan 8.00% 11/15/30	25,000	31,196
NiSource Finance 5.40% 7/15/14	150,000	165,007
5.45% 9/15/20	125,000	131,894
6.125% 3/1/22	100,000	110,389
6.15% 3/1/13	100,000	107,612
NSTAR 4.50% 11/15/19	110,000	114,005
Puget Sound Energy 5.638% 4/15/41	80,000	82,629
5.764% 7/15/40	50,000	52,546
5.795% 3/15/40	100,000	105,509
SCANA 6.25% 4/1/20	100,000	111,501
Sempra Energy 6.00% 2/1/13	50,000	53,622
6.00% 10/15/39	125,000	132,152
6.15% 6/15/18	25,000	28,501
6.50% 6/1/16	230,000	266,644
United Utilities 5.375% 2/1/19	100,000	104,364
Veolia Environnement 5.25% 6/3/13	100,000	107,265
Xcel Energy 4.70% 5/15/20	100,000	104,165
6.50% 7/1/36	100,000	114,327

		2,809,830

Multiline Retail–0.14%
Family Dollar Stores 5.00% 2/1/21	100,000	98,252
Kohl’s 6.00% 1/15/33	100,000	103,679
6.25% 12/15/17	50,000	58,740
Macy’s Retail Holdings 5.75% 7/15/14	90,000	99,448
5.90% 12/1/16	150,000	169,134
6.70% 7/15/34	150,000	159,516
6.90% 4/1/29	150,000	166,757
Nordstrom 4.75% 5/1/20	100,000	105,264
6.75% 6/1/14	100,000	114,516

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)

Target 3.875% 7/15/20	$100,000	$99,931
5.125% 1/15/13	100,000	106,507
5.875% 7/15/16	100,000	117,044
6.00% 1/15/18	250,000	289,293
6.50% 10/15/37	100,000	114,657
7.00% 1/15/38	250,000	300,257

		2,102,995

Office Electronics–0.05%
Xerox 4.25% 2/15/15	100,000	106,563
4.50% 5/15/21	95,000	94,153
6.35% 5/15/18	150,000	172,182
6.40% 3/15/16	100,000	114,573
8.25% 5/15/14	225,000	264,178

		751,649

Oil, Gas & Consumable Fuels–1.77%
Anadarko Petroleum 5.95% 9/15/16	100,000	112,686
6.20% 3/15/40	100,000	101,691
6.375% 9/15/17	300,000	344,346
7.625% 3/15/14	100,000	114,735
7.95% 6/15/39	200,000	246,065
8.70% 3/15/19	100,000	127,619
Apache 5.10% 9/1/40	200,000	192,817
5.25% 4/15/13	25,000	26,946
5.625% 1/15/17	200,000	230,926
6.00% 9/15/13	100,000	110,773
6.00% 1/15/37	50,000	54,540
Boardwalk Pipelines 5.75% 9/15/19	100,000	108,314
Buckeye Partners 4.875% 2/1/21	60,000	60,647
5.50% 8/15/19	50,000	54,197
Burlington Resources Finance 7.20% 8/15/31	100,000	121,852
Canadian Natural Resources 5.45% 10/1/12	50,000	52,847
5.85% 2/1/35	200,000	206,650
5.90% 2/1/18	100,000	114,396
6.25% 3/15/38	150,000	163,762
Cenovus Energy 4.50% 9/15/14	100,000	108,612
5.70% 10/15/19	100,000	113,505
6.75% 11/15/39	100,000	113,376
Chevron 3.95% 3/3/14	200,000	215,664
4.95% 3/3/19	100,000	111,921
ConocoPhillips
4.60% 1/15/15	300,000	331,635
4.75% 10/15/12	100,000	105,279
4.75% 2/1/14	100,000	109,181
5.75% 2/1/19	200,000	230,366
5.90% 5/15/38	150,000	162,939
6.00% 1/15/20	200,000	234,277
6.50% 2/1/39	280,000	328,211
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	115,961
ConocoPhillips Holdings 6.95% 4/15/29	200,000	243,578
Devon Energy 5.625% 1/15/14	100,000	110,886
6.30% 1/15/19	100,000	117,781
7.95% 4/15/32	100,000	130,191
Devon Financing 7.875% 9/30/31	25,000	32,333
Duke Capital 5.668% 8/15/14	200,000	221,582
Ecopetrol 7.625% 7/23/19	200,000	240,500
El Paso Natural Gas 5.95% 4/15/17	100,000	113,668
8.375% 6/15/32	100,000	126,927
Enbridge 5.60% 4/1/17	100,000	112,351
5.80% 6/15/14	100,000	111,060
Enbridge Energy Partners 5.20% 3/15/20	100,000	106,217
7.50% 4/15/38	100,000	119,943
9.875% 3/1/19	50,000	65,962
EnCana 5.90% 12/1/17	50,000	56,822
6.50% 2/1/38	100,000	107,375
6.625% 8/15/37	250,000	269,625
7.20% 11/1/31	50,000	57,152
EnCana Holdings Finance 5.80% 5/1/14	165,000	183,518
Energy Transfer Partners 5.95% 2/1/15	300,000	332,434
6.70% 7/1/18	200,000	225,703
7.50% 7/1/38	200,000	227,134
Enterprise Products Operating 3.20% 2/1/16	100,000	101,690
4.60% 8/1/12	100,000	103,885
5.20% 9/1/20	100,000	105,636
5.25% 1/31/20	100,000	106,575
5.95% 2/1/41	100,000	99,662
6.125% 10/15/39	50,000	51,019
6.30% 9/15/17	100,000	114,848
6.375% 2/1/13	50,000	53,684
6.50% 1/31/19	100,000	114,723
7.55% 4/15/38	100,000	120,912
9.75% 1/31/14	100,000	119,448
EOG Resources
2.95% 6/1/15	100,000	103,046

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)
	EOG Resources (continued)

	4.40% 6/1/20	$150,000	$154,305
	5.625% 6/1/19	100,000	112,332
	6.875% 10/1/18	25,000	29,939
	EQT 8.125% 6/1/19	75,000	91,884
	Hess 5.60% 2/15/41	200,000	196,189
	7.00% 2/15/14	100,000	113,642
	7.125% 3/15/33	100,000	119,130
	7.30% 8/15/31	100,000	119,887
	Husky Energy 5.90% 6/15/14	100,000	111,375
	7.25% 12/15/19	125,000	150,056
	Kerr-McKee 6.95% 7/1/24	100,000	114,202
	Kinder Morgan Energy Partners 5.00% 12/15/13	150,000	162,749
	5.30% 9/15/20	250,000	263,479
	5.625% 2/15/15	165,000	184,253
	5.80% 3/15/35	150,000	145,590
	5.95% 2/15/18	50,000	55,786
	6.50% 9/1/39	100,000	104,180
	6.55% 9/15/40	100,000	105,046
	7.75% 3/15/32	100,000	119,048
	Magellan Midstream Partners
	4.25% 2/1/21	50,000	49,672
	6.55% 7/15/19	50,000	58,182
#	Marathon Petroleum 144A 3.50% 3/1/16	255,000	261,682
	5.125% 3/1/21	135,000	139,050
	6.50% 3/1/41	145,000	150,363
	Marathon Oil 6.60% 10/1/37	100,000	111,226
	Nexen 6.20% 7/30/19	130,000	146,276
	6.40% 5/15/37	50,000	50,033
	7.50% 7/30/39	200,000	224,409
	Noble Energy 6.00% 3/1/41	135,000	139,684
	8.25% 3/1/19	100,000	128,054
	Noble Holding International 3.45% 8/1/15	200,000	207,212
	6.20% 8/1/40	125,000	131,181
	7.375% 3/15/14	50,000	57,028
	Norsk Hydro 7.15% 1/15/29	25,000	30,581
	NuStar Logistics 4.80% 9/1/20	100,000	101,005
	Occidental Petroleum 2.50% 2/1/16	100,000	101,525
	4.10% 2/1/21	100,000	102,059
	4.125% 6/1/16	150,000	163,245
	ONEOK 6.00% 6/15/35	125,000	124,303
	ONEOK Partners
	6.125% 2/1/41	100,000	102,219
	6.15% 10/1/16	50,000	57,598
	6.65% 10/1/36	100,000	108,880
	8.625% 3/1/19	100,000	127,319
	Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	57,159
	Pemex Project Funding Master Trust 6.625% 6/15/35	250,000	264,756
	Petrobras International Finance 3.875% 1/27/16	500,000	511,658
	5.375% 1/27/21	200,000	206,362
	5.75% 1/20/20	200,000	214,351
	5.875% 3/1/18	200,000	216,194
	6.875% 1/20/40	200,000	213,952
	7.875% 3/15/19	400,000	486,365
	Petro-Canada 5.95% 5/15/35	200,000	204,511
	6.80% 5/15/38	100,000	113,163
	9.25% 10/15/21	50,000	67,617
	Petroleos Mexicanos 4.875% 3/15/15	300,000	326,250
	6.00% 3/5/20	260,000	286,650
	8.00% 5/3/19	300,000	371,399
	Plains All American Pipeline 3.95% 9/15/15	200,000	209,985
	4.25% 9/1/12	100,000	103,424
	6.65% 1/15/37	125,000	132,426
	8.75% 5/1/19	150,000	188,983
	ˆSeaRiver Maritime 2.561% 9/1/12	100,000	97,398
	Shell International Finance 1.875% 3/25/13	145,000	148,182
	3.10% 6/28/15	100,000	104,608
	3.25% 9/22/15	200,000	210,525
	4.00% 3/21/14	600,000	646,379
	4.30% 9/22/19	200,000	210,405
	4.375% 3/25/20	75,000	78,952
	5.50% 3/25/40	100,000	104,993
	6.375% 12/15/38	200,000	232,705
	Southern Natural Gas 8.00% 3/1/32	100,000	125,803
	#144A 5.90% 4/1/17	25,000	28,541
	Spectra Energy Capital 2.95% 6/15/16	100,000	99,807
	5.65% 3/1/20	100,000	108,105
	7.50% 9/15/38	50,000	60,420
	Statoil 2.90% 10/15/14	200,000	209,995
	5.10% 8/17/40	200,000	195,713
	5.25% 4/15/19	250,000	277,870
	Suncor Energy
	6.10% 6/1/18	300,000	341,673

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy (continued)

6.85% 6/1/39	$100,000	$113,305
7.15% 2/1/32	25,000	29,042
Sunoco 9.625% 4/15/15	100,000	123,162
Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	111,680
Talisman Energy 3.75% 2/1/21	500,000	473,576
7.75% 6/1/19	125,000	152,569
Tosco 8.125% 2/15/30	100,000	131,013
Total Capital 2.30% 3/15/16	100,000	100,034
3.00% 6/24/15	100,000	104,137
3.125% 10/2/15	100,000	104,457
4.125% 1/28/21	100,000	101,356
4.45% 6/24/20	100,000	104,566
Total Capital Canada 1.625% 1/28/14	220,000	223,328
TransCanada PipeLines 3.40% 6/1/15	200,000	210,136
3.80% 10/1/20	100,000	99,127
4.875% 1/15/15	50,000	54,973
6.10% 6/1/40	100,000	106,307
6.50% 8/15/18	200,000	235,629
7.25% 8/15/38	100,000	120,562
7.625% 1/15/39	250,000	310,576
Valero Energy 4.50% 2/1/15	45,000	48,077
4.75% 6/15/13	25,000	26,595
6.125% 2/1/20	65,000	71,551
6.625% 6/15/37	150,000	156,892
7.50% 4/15/32	100,000	111,985
9.375% 3/15/19	200,000	255,825
Williams 8.75% 3/15/32	175,000	223,114
Williams Partners 3.80% 2/15/15	200,000	209,676
5.25% 3/15/20	200,000	210,929
6.30% 4/15/40	170,000	176,834
XTO Energy 5.75% 12/15/13	100,000	112,148

		26,730,904

Paper & Forest Products–0.06%
Celulosa Arauco Y Constitucion 5.00% 1/21/21	100,000	99,690
International Paper 7.30% 11/15/39	100,000	109,131
7.50% 8/15/21	80,000	93,679
7.95% 6/15/18	300,000	357,697
9.375% 5/15/19	100,000	127,888
Plum Creek Timberlands 4.70% 3/15/21	100,000	98,746

		886,831

Personal Products–0.02%
Avon Products 5.625% 3/1/14	100,000	109,549
6.50% 3/1/19	100,000	114,680
Colgate-Palmolive 4.20% 5/15/13	100,000	106,616

		330,845

Pharmaceuticals–0.78%
Abbott Laboratories 5.125% 4/1/19	200,000	220,381
5.15% 11/30/12	200,000	212,692
5.30% 5/27/40	100,000	100,823
5.60% 11/30/17	100,000	116,049
5.875% 5/15/16	300,000	349,728
6.00% 4/1/39	100,000	110,977
6.15% 11/30/37	100,000	112,865
Allergan 5.75% 4/1/16	100,000	114,225
AstraZeneca 5.40% 9/15/12	250,000	264,596
5.90% 9/15/17	100,000	116,689
6.45% 9/15/37	250,000	291,067
Bristol-Myers Squibb 5.45% 5/1/18	150,000	169,365
5.875% 11/15/36	45,000	50,266
6.125% 5/1/38	103,000	117,767
GlaxoSmithKline Capital 4.85% 5/15/13	300,000	322,722
5.375% 4/15/34	100,000	104,029
5.65% 5/15/18	350,000	399,798
6.375% 5/15/38	300,000	347,130
Johnson & Johnson 2.15% 5/15/16	400,000	401,410
2.95% 9/1/20	100,000	95,851
4.50% 9/1/40	200,000	183,752
5.15% 7/15/18	250,000	283,258
5.85% 7/15/38	100,000	110,604
Lilly (Eli) 4.20% 3/6/14	100,000	108,032
5.20% 3/15/17	140,000	158,804
5.50% 3/15/27	100,000	107,946
5.95% 11/15/37	100,000	109,258
McKesson 4.75% 3/1/21	300,000	311,905
6.50% 2/15/14	100,000	112,480
Mead Johnson Nutrition 3.50% 11/1/14	100,000	104,773
4.90% 11/1/19	100,000	105,701
5.90% 11/1/39	50,000	52,033
Merck
2.25% 1/15/16	100,000	100,466
3.875% 1/15/21	100,000	99,463
4.00% 6/30/15	200,000	216,662

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck (continued)

4.75% 3/1/15	$150,000	$167,197
5.00% 6/30/19	100,000	110,861
5.85% 6/30/39	100,000	109,936
6.40% 3/1/28	50,000	58,819
Novartis Capital 1.90% 4/24/13	300,000	307,134
2.90% 4/24/15	200,000	208,252
4.125% 2/10/14	100,000	107,836
4.40% 4/24/20	100,000	105,806
Novartis Securities Investment 5.125% 2/10/19	400,000	444,894
Pfizer 4.50% 2/15/14	50,000	54,352
5.35% 3/15/15	200,000	225,687
6.20% 3/15/19	400,000	468,632
7.20% 3/15/39	300,000	377,917
Sanofi-Aventis 1.625% 3/28/14	100,000	101,231
2.625% 3/29/16	150,000	152,901
4.00% 3/29/21	200,000	200,423
Schering-Plough 6.00% 9/15/17	50,000	58,905
6.55% 9/15/37	200,000	236,951
6.75% 12/1/33	200,000	237,603
Teva Pharmaceutical Finance 5.55% 2/1/16	100,000	112,667
6.15% 2/1/36	100,000	109,931
Watson Pharmaceuticals 5.00% 8/15/14	40,000	43,478
6.125% 8/15/19	45,000	50,754
Wyeth 5.50% 3/15/13	150,000	161,887
5.50% 2/1/14	100,000	110,941
5.50% 2/15/16	650,000	741,565
5.95% 4/1/37	200,000	215,356
6.00% 2/15/36	100,000	108,483
6.50% 2/1/34	100,000	115,091

		11,689,057

Professional Services–0.00%
Dun & Bradstreet 2.875% 11/15/15	55,000	55,071

		55,071

Real Estate Investment Trusts–0.36%
AMB Property 4.50% 8/15/17	100,000	100,197
AvalonBay Communities 6.10% 3/15/20	100,000	111,908
BioMed Realty 3.85% 4/15/16	100,000	100,898
Boston Properties 5.00% 6/1/15	100,000	108,494
5.875% 10/15/19	100,000	109,745
Brandywine Operating Partnership 7.50% 5/15/15	100,000	114,792
Camden Property Trust 4.625% 6/15/21	100,000	98,755
CommonWealth REIT 5.75% 11/1/15	100,000	106,783
Digital Realty Trust 4.50% 7/15/15	100,000	104,173
5.25% 3/15/21	100,000	99,668
Duke Realty 6.75% 3/15/20	50,000	56,091
7.375% 2/15/15	100,000	114,072
Equity One 6.25% 12/15/14	50,000	54,673
ERP Operating 4.75% 7/15/20	100,000	101,593
5.125% 3/15/16	100,000	109,133
5.20% 4/1/13	100,000	106,555
HCP 2.70% 2/1/14	60,000	60,903
3.75% 2/1/16	55,000	55,989
5.375% 2/1/21	200,000	206,669
5.65% 12/15/13	250,000	274,073
Health Care REIT 3.625% 3/15/16	100,000	100,740
5.25% 1/15/22	100,000	99,816
6.125% 4/15/20	135,000	144,847
6.20% 6/1/16	50,000	55,575
Healthcare Realty Trust 6.50% 1/17/17	100,000	111,443
Hospitality Properties Trust 5.625% 3/15/17	100,000	103,399
7.875% 8/15/14	100,000	112,908
Kilroy Realty 4.80% 7/15/18	100,000	98,454
Kimco Realty 6.875% 10/1/19	150,000	174,573
Liberty Property 5.50% 12/15/16	100,000	109,095
6.625% 10/1/17	50,000	57,423
Mack-Cali Realty 7.75% 8/15/19	100,000	120,488
National Retail Properties 5.50% 7/15/21	100,000	98,025
ProLogis 6.25% 3/15/17	50,000	55,314
6.625% 5/15/18	100,000	110,717
6.875% 3/15/20	11,000	12,166
7.625% 8/15/14	50,000	56,996
Realty Income 5.75% 1/15/21	100,000	107,351
5.875% 3/15/35	50,000	47,374
Regency Centers 4.80% 4/15/21	100,000	101,028
Senior Housing Properties Trust 4.30% 1/15/16	100,000	101,015
Simon Property Group
4.20% 2/1/15	180,000	191,639
5.25% 12/1/16	200,000	219,958
5.65% 2/1/20	100,000	108,225

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group (continued)

6.75% 2/1/40	$100,000	$112,055
10.35% 4/1/19	200,000	277,240
UDR 4.25% 6/1/18	100,000	99,474
Ventas Realty 4.75% 6/1/21	100,000	97,806
Vornado Realty 4.25% 4/1/15	100,000	103,881

		5,384,189

Road & Rail–0.25%
Burlington Northern Santa Fe 5.05% 3/1/41	100,000	93,531
5.65% 5/1/17	150,000	170,636
5.75% 3/15/18	200,000	227,099
6.15% 5/1/37	100,000	108,737
7.95% 8/15/30	100,000	129,008
Canadian National Railway 5.55% 3/1/19	100,000	113,489
5.85% 11/15/17	150,000	175,121
6.25% 8/1/34	100,000	113,512
Canadian Pacific Railway 7.125% 10/15/31	150,000	173,616
7.25% 5/15/19	65,000	78,230
Con-way 7.25% 1/15/18	100,000	110,157
CSX 3.70% 10/30/20	100,000	96,368
6.15% 5/1/37	20,000	21,488
6.22% 4/30/40	100,000	108,339
6.25% 4/1/15	275,000	315,129
7.375% 2/1/19	100,000	122,077
Norfolk Southern 5.90% 6/15/19	100,000	114,839
6.00% 5/23/111	100,000	98,939
7.05% 5/1/37	100,000	121,799
7.70% 5/15/17	240,000	298,395
7.80% 5/15/27	100,000	129,963
Ryder System 3.15% 3/2/15	115,000	118,513
5.85% 11/1/16	100,000	112,709
Union Pacific 4.00% 2/1/21	65,000	65,908
5.65% 5/1/17	82,000	92,949
6.125% 2/15/20	200,000	232,912
6.15% 5/1/37	25,000	27,461
#144A 4.163% 7/15/22	190,000	188,498

		3,759,422

Semiconductors & Semiconductor Equipment–0.05%
Analog Devices 3.00% 4/15/16	100,000	102,584
5.00% 7/1/14	50,000	55,110
KLA-Tencor 6.90% 5/1/18	100,000	113,118
Maxim Integrated Products 3.45% 6/14/13	100,000	103,897
National Semiconductor 3.95% 4/15/15	100,000	106,408
Texas Instruments 0.875% 5/15/13	150,000	150,378
2.375% 5/16/16	100,000	100,145

		731,640

Software–0.22%
Adobe Systems 3.25% 2/1/15	100,000	104,289
4.75% 2/1/20	85,000	87,813
CA 5.375% 12/1/19	100,000	106,754
Intuit 5.75% 3/15/17	100,000	112,382
Microsoft 1.625% 9/25/15	300,000	297,125
2.95% 6/1/14	315,000	333,132
4.20% 6/1/19	200,000	210,675
5.20% 6/1/39	200,000	202,622
5.30% 2/8/41	100,000	102,971
Oracle 3.75% 7/8/14	200,000	214,567
4.95% 4/15/13	200,000	214,662
5.00% 7/8/19	100,000	109,349
5.25% 1/15/16	200,000	225,933
5.75% 4/15/18	225,000	257,872
6.50% 4/15/38	200,000	232,702
#144A 3.875% 7/15/20	100,000	99,554
#144A 5.375% 7/15/40	300,000	304,472
Symantec 4.20% 9/15/20	100,000	96,348

		3,313,222

Specialty Retail–0.18%
AutoZone 4.00% 11/15/20	75,000	71,804
5.75% 1/15/15	200,000	223,259
Best Buy 5.50% 3/15/21	100,000	98,641
Gap 5.95% 4/12/21	150,000	144,368
Home Depot 4.40% 4/1/21	100,000	100,680
5.25% 12/16/13	200,000	218,674
5.40% 3/1/16	250,000	279,643
5.875% 12/16/36	350,000	359,398
5.95% 4/1/41	100,000	103,346
Lowe’s 4.625% 4/15/20	150,000	159,895
5.40% 10/15/16	100,000	115,464
5.60% 9/15/12	50,000	52,999
5.80% 10/15/36	200,000	210,818
5.80% 4/15/40	20,000	20,878
O’Reilly Automotive 4.875% 1/14/21	45,000	45,302
Sherwin-Williams 3.125% 12/15/14	100,000	105,690

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)

Staples 9.75% 1/15/14	$200,000	$238,235
TJX 4.20% 8/15/15	50,000	54,321
6.95% 4/15/19	55,000	66,575

		2,669,990

Thrift & Mortgage Finance–0.03%
Santander Holdings USA 4.625% 4/19/16	100,000	100,604
US Central Federal Credit Union 1.90% 10/19/12	300,000	305,425
Western Corporate Federal Credit 1.75% 11/2/12	100,000	101,607

		507,636

Tobacco–0.21%
Altria Group 4.125% 9/11/15	100,000	106,071
4.75% 5/5/21	100,000	100,126
8.50% 11/10/13	100,000	115,964
9.25% 8/6/19	300,000	391,775
9.70% 11/10/18	350,000	460,582
9.95% 11/10/38	100,000	140,916
10.20% 2/6/39	100,000	143,845
Lorillard Tobacco 8.125% 6/23/19	100,000	116,650
8.125% 5/1/40	100,000	110,320
Philip Morris International 4.50% 3/26/20	100,000	104,147
4.875% 5/16/13	300,000	321,964
5.65% 5/16/18	300,000	337,888
6.375% 5/16/38	150,000	170,504
Reynolds American 7.25% 6/1/13	50,000	55,302
7.625% 6/1/16	295,000	354,200
UST 6.625% 7/15/12	100,000	105,701

		3,135,955

Trading Companies & Distributors–0.01%
GATX 8.75% 5/15/14	100,000	116,364

		116,364

Wireless Telecommunication Services–0.32%
Alltel 7.875% 7/1/32	100,000	131,702
America Movil 3.625% 3/30/15	200,000	210,592
5.00% 3/30/20	200,000	209,640
5.50% 3/1/14	400,000	439,925
6.125% 11/15/37	150,000	156,885
6.375% 3/1/35	25,000	26,997
American Tower 4.625% 4/1/15	250,000	263,414
5.05% 9/1/20	100,000	98,676
AT&T Wireless 8.75% 3/1/31	300,000	425,671
Bellsouth Capital Funding 7.875% 2/15/30	100,000	123,630
Cellco Partnership 5.55% 2/1/14	500,000	551,448
8.50% 11/15/18	300,000	390,130
Rogers Communications 6.375% 3/1/14	300,000	336,678
Vodafone Group 4.15% 6/10/14	100,000	107,368
5.00% 12/16/13	150,000	163,310
5.00% 9/15/15	300,000	331,019
5.45% 6/10/19	200,000	222,647
5.625% 2/27/17	300,000	336,575
6.15% 2/27/37	200,000	215,317

		4,741,624

Total Corporate Bonds (Cost $303,166,212)		316,868,265

MUNICIPAL BONDS–0.84%
American Municipal Power, Ohio Build America Bonds Series B 6.449% 2/15/44	50,000	50,899
7.834% 2/15/41	55,000	65,670
8.084% 2/15/50	100,000	124,463
Bay Area Toll Authority, California Toll Bridge Revenue Build America Bonds Series F-2 6.263% 4/1/49	200,000	215,392
Series S1 6.793% 4/1/30	100,000	107,585
Series S1 6.918% 4/1/40	100,000	109,036
Series S1 7.043% 4/1/50	100,000	109,592
California State 3.95% 11/1/15	100,000	104,231
4.85% 10/1/14	100,000	106,936
6.20% 10/1/19	100,000	109,851
7.30% 10/1/39	100,000	110,974
California State (Taxable) 5.75% 3/1/17	100,000	109,034
6.65% 3/1/22	100,000	112,410
7.95% 3/1/36	100,000	109,054
California State Taxable Various Purposes 5.95% 4/1/16	35,000	38,969
7.50% 4/1/34	325,000	367,900
7.55% 4/1/39	500,000	572,679
California State Build America Bonds 7.60% 11/1/40	80,000	92,270
7.625% 3/1/40	85,000	97,938
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Build America Bonds 5.491% 11/1/39	50,000	51,787

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

MUNICIPAL BONDS (continued)

Chicago, Illinois Board of Education 6.319% 11/1/29	$100,000	$100,518
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue Series A 6.899% 12/1/40	100,000	106,621
Series B 6.899% 12/1/40	40,000	42,648
City & County of Denver, Colorado Build America Bonds 5.65% 8/1/30	100,000	102,201
Clark County, Nevada Airport Revenue Build America Bonds 6.881% 7/1/42	50,000	51,203
Series C 6.82% 7/1/45	75,000	81,830
Commonwealth of Massachusetts Build America Bonds Series E 4.20% 12/1/21	100,000	101,941
Commonwealth of Massachusetts Consolidated Loan Build America Bonds 5.456% 12/1/39	100,000	102,682
Connecticut State Build America Bonds Series D 5.09% 10/1/30	200,000	195,104
Series A 5.85% 3/15/32	100,000	106,096
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	219,370
Dallas, Texas Independent School District Build America Bonds Series C 6.45% 2/15/35	100,000	109,353
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	102,047
East Bay Municipal Utility District Build America Bonds 5.874% 6/1/40	100,000	104,650
Georgia State Build America Bonds Series H 4.503% 11/1/25	100,000	102,210
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	155,928
Illinois State 4.961% 3/1/16	100,000	103,480
5.665% 3/1/18	250,000	259,580
Illinois State Taxable 3.321% 1/1/13	100,000	101,954
4.071% 1/1/14	100,000	103,592
4.421% 1/1/15	100,000	102,601
Illinois State Taxable Pension 4.95% 6/1/23	100,000	92,682
5.10% 6/1/33	1,000,000	851,719
Illinois State Toll Highway Authority Build America Bonds Series B 5.851% 12/1/34	100,000	98,009
Los Angeles, California Community College District 6.60% 8/1/42	100,000	111,411
6.75% 8/1/49	100,000	114,009
Los Angeles, California County Public Works Financing Authority 7.488% 8/1/33	100,000	106,977
7.618% 8/1/40	100,000	107,488
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	26,720
Los Angeles, California Department of Water & Power Build America Bonds Series C 6.008% 7/1/39	25,000	25,819
Los Angeles, California Unified School District Build America Bonds 6.758% 7/1/34	315,000	356,813
Massachusetts State 4.91% 5/1/29	100,000	100,229
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	70,401
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	51,592
Metropolitan Transportation Authority, New York Revenue Build America Bonds 5.871% 11/15/39	100,000	97,627
6.668% 11/15/39	130,000	141,449
Series E 6.814% 11/15/40	100,000	110,220
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	99,939
Municipal Electric Authority, Georgia Taxable Build America Bonds (PLT Vogtle Units 3 & 4 Project) 6.637% 4/1/57	150,000	143,949
7.055% 4/1/57	100,000	93,548
ˆNew Jersey Economic Development Authority Series B 5.829% 2/15/22 (AGM)	200,000	107,154
New Jersey State Transportation Trust Fund Authority Build America Bonds 6.561% 12/15/40	100,000	107,997
Series C 5.754% 12/15/28	100,000	100,440
Series C 6.104% 12/15/28	200,000	201,456
New Jersey State Turnpike Revenue Authority Taxable Build America Bonds Series A 7.102% 1/1/41	100,000	116,376
Series F 7.414% 1/1/40	90,000	108,724
New York City, New York 5.517% 10/1/37	85,000	84,737
Build America Bonds Series F1 6.271% 12/1/37	100,000	109,588
Series A2 5.206% 10/1/31	100,000	96,726

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

MUNICIPAL BONDS (continued)

New York City, New York Municipal Water Finance Authority Build America Bonds 5.724% 6/15/42	$65,000	$67,348
5.75% 6/15/41	100,000	104,249
5.952% 6/15/42	100,000	108,056
6.011% 6/15/42	35,000	38,400
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	202,292
Build America Bonds 5.572% 11/1/38	65,000	66,531
New York State Dormitory Authority Build America Bonds 5.50% 3/15/30	100,000	101,790
5.60% 3/15/40	100,000	102,966
New York State Urban Development Build America Bonds 5.77% 3/15/39	50,000	52,199
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	95,110
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	81,449
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	94,591
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	98,438
Pennsylvania State Turnpike Commission Revenue Build America Bonds 5.511% 12/1/45	150,000	143,934
5.561% 12/1/49	200,000	188,416
6.105% 12/1/39	100,000	104,902
Port Authority of New York & New Jersey Taxable 5.647% 11/1/40	100,000	101,067
Port of Seattle, Washington Taxable Series B1 7.00% 5/1/36	100,000	108,165
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	162,589
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	55,582
San Antonio, Texas Electric & Gas Build America Bonds 5.985% 2/1/39	50,000	54,802
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	104,630
San Diego County, California Water Authority Financing Agency Revenue Build America Bonds Series B 6.138% 5/1/49	100,000	106,370
San Francisco City & County Public Utilities Commission Build America Bonds 6.00% 11/1/40	100,000	101,270
Series B 6.00% 11/1/40	100,000	102,650
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	205,040
University of Massachusetts Building Authority Build America Bonds 5.45% 11/1/40	100,000	100,131
University of Missouri Build America Bonds (Curators University) 5.792% 11/1/41	100,000	109,650
University of Texas System Revenues Build America Bonds Series C 4.794% 8/15/46	90,000	85,553
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	57,427
Utah State Build America Bonds Series B 3.539% 7/1/25	100,000	94,312
Series D 4.554% 7/1/24	60,000	62,326
Virginia Commonwealth Transportation Board Build America Bonds 5.35% 5/15/35	100,000	102,413
Washington State Build America Bonds Series D 5.481% 8/1/39	50,000	50,604
Series F 5.09% 8/1/33	100,000	100,112
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	52,957

Total Municipal Bonds (Cost $12,112,759)		12,624,399

NON-AGENCY ASSET-BACKED SECURITIES–0.22%
Ally Auto Receivables Trust Series 2010-3 A3 1.11% 10/15/14	300,000	301,224
Series 2010-4 A4 1.35% 12/15/15	35,000	34,815
AmeriCredit Automobile Receivables Trust Series 2010-3 B 2.04% 9/8/15	200,000	199,749
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	300,000	348,565
CenterPoint Energy Transition Bond Series 2009-1 A2 3.46% 8/15/19	100,000	104,267
Chase Issuance Trust Series 2007-A17 A 5.12% 10/15/14	200,000	211,745
Citibank Credit Card Issuance Trust Series 2004-A8 A8 4.90% 12/12/16	25,000	27,787
Series 2005-A2 A2 4.85% 3/10/17	50,000	55,633
Series 2005-A9 A9 5.10% 11/20/17	200,000	225,428
Series 2006-A3 A3 5.30% 3/15/18	250,000	284,655
Series 2008-A1 A1 5.35% 2/7/20	150,000	170,326
Series 2008-A5 A5 4.85% 4/22/15	250,000	268,357
Series 2009-A4 A4 4.90% 6/23/16	200,000	220,834
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	250,000	286,380

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)

Ford Credit Auto Owner Trust Series 2011-A A4 1.65% 5/15/16	$275,000	$277,006
Honda Auto Receivables Owner Trust Series 2010-3 A3 0.70% 4/21/14	65,000	65,043
Nissan Auto Receivables Owner Trust Series 2010-A A3 0.87% 7/15/14	100,000	100,068
PSE&G Transition Funding Series 2001-1 A6 6.61% 6/15/15	135,331	144,096

Total Non-Agency Asset-Backed Securities (Cost $3,202,263)		3,325,978

REGIONAL BONDS–0.39%Δ
Canada–0.38%
British Columbia Province 2.10% 5/18/16	200,000	201,182
2.85% 6/15/15	100,000	104,983
6.50% 1/15/26	100,000	124,409
7.25% 9/1/36	100,000	138,422
Manitoba Province 1.375% 4/28/14	100,000	100,995
2.125% 4/22/13	100,000	102,736
4.90% 12/6/16	150,000	169,818
Nova Scotia Province 2.375% 7/21/15	200,000	205,156
5.125% 1/26/17	50,000	56,929
Ontario Province 1.375% 1/27/14	300,000	301,961
1.875% 11/19/12	200,000	203,688
1.875% 9/15/15	200,000	200,030
2.30% 5/10/16	300,000	301,891
2.70% 6/16/15	300,000	311,572
2.95% 2/5/15	200,000	209,904
4.00% 10/7/19	200,000	208,174
4.10% 6/16/14	1,000,000	1,083,876
4.40% 4/14/20	200,000	212,507
4.95% 11/28/16	300,000	338,724
Quebec Province 3.50% 7/29/20	300,000	297,623
4.625% 5/14/18	200,000	220,988
4.875% 5/5/14	100,000	110,565
5.00% 3/1/16	300,000	340,905
7.50% 9/15/29	175,000	234,614

		5,781,652

Italy–0.01%
Region of Lombardy 5.804% 10/25/32	100,000	97,721

		97,721

Total Regional Bonds (Cost $5,689,518)		5,879,373

SOVEREIGN BONDS–1.47%Δ
Brazil–0.30%
Republic of Brazil
4.875% 1/22/21	100,000	107,450
5.625% 1/7/41	125,000	129,063
5.875% 1/15/19	500,000	581,250
6.00% 1/17/17	500,000	585,499
7.125% 1/20/37	600,000	743,999
8.00% 1/15/18	155,556	187,445
8.25% 1/20/34	150,000	207,000
8.75% 2/4/25	400,000	569,000
8.875% 10/14/19	200,000	275,500
8.875% 4/15/24	100,000	143,250
10.125% 5/15/27	125,000	196,250
10.25% 6/17/13	150,000	177,375
10.50% 7/14/14	100,000	126,900
11.00% 8/17/40	300,000	409,800

		4,439,781

Canada–0.06%
Canada Government 2.375% 9/10/14	300,000	312,411
Export Development Canada 2.25% 5/28/15	200,000	206,306
3.50% 5/16/13	100,000	105,474
4.50% 10/25/12	300,000	315,762

		939,953

Chile–0.01%
Chile Government International Bonds 3.875% 8/5/20	100,000	101,100
5.50% 1/15/13	100,000	106,700

		207,800

Colombia–0.08%
Republic of Colombia
6.125% 1/18/41	200,000	218,500
7.375% 9/18/37	200,000	253,000
7.375% 3/18/19	600,000	750,900

		1,222,400

Hungary–0.06%
Republic of Hungary
4.75% 2/3/15	200,000	206,500
6.25% 1/29/20	100,000	106,100
6.375% 3/29/21	535,000	567,100
7.625% 3/29/41	65,000	70,444

		950,144

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	232,376
Israel Government International Bond
5.50% 11/9/16	100,000	112,156
5.125% 3/1/14	100,000	108,389

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

SOVEREIGN BONDS (continued)
Israel (continued)
Israel Government International Bond (continued)

5.125% 3/26/19	$175,000	$187,634

		640,555

Italy–0.18%
Republic of Italy
2.125% 10/5/12	200,000	201,859
2.125% 9/16/13	250,000	252,979
3.125% 1/26/15	300,000	305,672
4.375% 6/15/13	300,000	316,620
4.50% 1/21/15	400,000	426,042
4.75% 1/25/16	200,000	212,667
5.25% 9/20/16	200,000	217,088
5.375% 6/15/33	200,000	195,732
5.375% 6/12/17	200,000	217,371
6.875% 9/27/23	350,000	397,777

		2,743,807

Japan–0.13%
Development Bank of Japan 5.125% 2/1/17	200,000	228,024
Japan Bank for International Cooperation 4.25% 6/18/13	200,000	213,299
Japan Finance 1.50% 7/6/12	200,000	200,777
2.125% 11/5/12	300,000	304,924
2.50% 1/21/16	200,000	202,068
2.50% 5/18/16	200,000	201,838
2.875% 2/2/15	300,000	316,654
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	101,490
5.00% 5/16/17	200,000	226,370

		1,995,444

Mexico–0.23%
Mexican Government International Bonds 5.125% 1/15/20	550,000	596,750
5.625% 1/15/17	250,000	285,375
5.875% 2/17/14	100,000	110,850
5.95% 3/19/19	450,000	518,625
6.05% 1/11/40	375,000	400,875
6.375% 1/16/13	300,000	324,750
6.75% 9/27/34	200,000	233,500
8.30% 8/15/31	500,000	690,000
11.375% 9/15/16	200,000	285,700

		3,446,425

Norway–0.05%
Eksportfinans
2.00% 9/15/15	100,000	99,831
3.00% 11/17/14	200,000	209,702
5.50% 5/25/16	250,000	285,996
5.50% 6/26/17	150,000	173,271

		768,800

Panama–0.06%
Panama Government International Bond 5.20% 1/30/20	300,000	330,600
6.70% 1/26/36	100,000	118,500
7.125% 1/29/26	100,000	123,750
8.875% 9/30/27	100,000	142,250
9.375% 4/1/29	100,000	149,000

		864,100

Peru–0.06%
Republic of Peru 5.625% 11/18/50	100,000	94,750
6.55% 3/14/37	150,000	168,075
7.125% 3/30/19	125,000	151,000
7.35% 7/21/25	100,000	122,650
8.375% 5/3/16	100,000	123,750
8.75% 11/21/33	200,000	273,700

		933,925

Poland–0.07%
Republic of Poland 5.125% 4/21/21	200,000	207,250
5.25% 1/15/14	400,000	433,020
6.25% 7/3/12	50,000	52,668
6.375% 7/15/19	280,000	320,600

		1,013,538

Republic of Korea–0.05%
Korea Finance 3.25% 9/20/16	100,000	98,769
Republic of Korea 4.875% 9/22/14	50,000	54,381
5.125% 12/7/16	100,000	110,439
5.75% 4/16/14	200,000	221,189
7.125% 4/16/19	200,000	241,104

		725,882

South Africa–0.06%
South Africa Government International Bonds 5.875% 5/30/22	100,000	110,875
6.25% 3/8/41	100,000	107,750
6.875% 5/27/19	500,000	598,750

		817,375

Sweden–0.03%
Swedish Export Credit
1.75% 10/20/15	55,000	54,657

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

SOVEREIGN BONDS (continued)
Sweden (continued)
Swedish Export Credit (continued)

3.25% 9/16/14	$200,000	$212,064
5.125% 3/1/17	150,000	170,023

		436,744

Total Sovereign Bonds (Cost $20,661,591)		22,146,673

SUPRANATIONAL BANKS–1.32%
African Development Bank 1.625% 2/11/13	200,000	203,352
2.50% 3/15/16	100,000	102,625
3.00% 5/27/14	100,000	105,583
Andina De Fomento 3.75% 1/15/16	200,000	203,769
8.125% 6/4/19	140,000	171,466
Asian Development Bank 0.875% 6/10/14	105,000	104,698
1.625% 7/15/13	500,000	509,588
2.50% 3/15/16	250,000	257,696
2.625% 2/9/15	400,000	418,659
2.75% 5/21/14	250,000	261,895
4.25% 10/20/14	100,000	109,868
5.50% 6/27/16	200,000	233,506
5.593% 7/16/18	200,000	230,940
Council of Europe Development Bank 1.50% 1/15/15	200,000	201,248
2.75% 2/10/15	100,000	104,675
European Bank for Reconstruction & Development 2.50% 3/15/16	300,000	309,073
2.75% 4/20/15	200,000	210,629
3.625% 6/17/13	100,000	106,387
European Investment Bank
1.25% 9/17/13	250,000	252,742
1.25% 2/14/14	700,000	704,999
1.375% 10/20/15	500,000	495,167
1.50% 5/15/14	600,000	606,901
1.625% 3/15/13	500,000	508,442
1.625% 9/1/15	100,000	99,991
1.75% 9/14/12	500,000	507,576
1.875% 6/17/13	300,000	306,961
2.125% 7/15/16	200,000	200,884
2.25% 3/15/16	500,000	507,543
2.375% 3/14/14	200,000	207,328
2.75% 3/23/15	500,000	523,926
2.875% 3/15/13	200,000	207,674
2.875% 9/15/20	200,000	192,678
3.00% 4/8/14	200,000	210,424
3.125% 6/4/14	500,000	529,219
3.25% 5/15/13	500,000	523,841
4.00% 2/16/21	400,000	417,089
4.25% 7/15/13	250,000	267,838
4.875% 2/16/16	300,000	338,624
4.875% 1/17/17	400,000	453,814
4.875% 2/15/36	100,000	103,449
5.125% 5/30/17	500,000	575,066
Inter-American Development Bank
3.00% 4/22/14	400,000	423,558
3.875% 2/14/20	200,000	212,344
4.25% 9/14/15	375,000	412,754
4.375% 9/20/12	300,000	314,335
5.125% 9/13/16	500,000	574,298
International Bank for Reconstruction & Development 1.125% 7/6/12	300,000	300,007
1.375% 2/10/14	500,000	502,839
1.75% 10/22/12	500,000	508,566
2.125% 3/15/16	500,000	507,874
2.375% 5/26/15	300,000	310,212
3.50% 10/8/13	700,000	745,921
4.75% 2/15/35	50,000	51,998
5.00% 4/1/16	300,000	341,278
7.625% 1/19/23	100,000	136,774
International Finance 2.125% 11/17/17	200,000	196,691
2.25% 4/11/16	300,000	306,724
3.00% 4/22/14	405,000	428,409
3.50% 5/15/13	200,000	211,801
Nordic Investment Bank 1.625% 1/28/13	200,000	203,422
2.50% 7/15/15	200,000	207,863
2.625% 10/6/14	100,000	104,628
3.625% 6/17/13	100,000	105,765
North American Development Bank 4.375% 2/11/20	100,000	104,313

Total Supranational Banks (Cost $19,336,666)		19,800,207

U.S. TREASURY OBLIGATIONS–32.18%
U.S. Treasury Bonds
3.50% 2/15/39	2,650,000	2,276,101
3.875% 8/15/40	4,750,000	4,349,960
4.25% 5/15/39	2,350,000	2,305,571
4.25% 11/15/40	4,000,000	3,910,624
4.375% 2/15/38	1,500,000	1,510,079
4.375% 11/15/39	5,000,000	5,003,124
4.375% 5/15/40	5,000,000	4,997,679
4.375% 5/15/41	1,500,000	1,497,894
4.50% 2/15/36	1,500,000	1,550,391
4.50% 5/15/38	950,000	975,383
4.50% 8/15/39	3,350,000	3,425,898
4.625% 2/15/40	4,100,000	4,275,533

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)

4.75% 2/15/37	$700,000	$749,000
4.75% 2/15/41	3,750,000	3,986,719
5.00% 5/15/37	250,000	277,735
5.25% 11/15/28	500,000	577,110
5.25% 2/15/29	1,700,000	1,961,907
5.375% 2/15/31	3,500,000	4,102,658
6.125% 11/15/27	800,000	1,011,625
6.125% 8/15/29	1,800,000	2,287,406
6.25% 8/15/23	600,000	761,250
6.25% 5/15/30	2,200,000	2,839,032
6.375% 8/15/27	1,250,000	1,618,945
6.625% 2/15/27	750,000	992,344
6.75% 8/15/26	500,000	667,344
6.875% 8/15/25	1,000,000	1,344,531
7.125% 2/15/23	500,000	677,266
7.25% 8/15/22	500,000	681,485
7.50% 11/15/24	500,000	704,219
7.625% 11/15/22	500,000	700,860
7.625% 2/15/25	500,000	712,266
8.00% 11/15/21	1,700,000	2,420,907
U.S. Treasury Notes
0.375% 8/31/12	2,900,000	2,904,307
0.375% 9/30/12	5,000,000	5,006,444
0.375% 10/31/12	5,000,000	5,005,664
0.50% 11/30/12	3,000,000	3,007,851
0.50% 5/31/13	1,000,000	1,001,211
0.50% 10/15/13	2,500,000	2,496,485
0.50% 11/15/13	2,000,000	1,995,470
0.625% 7/31/12	3,000,000	3,012,768
0.625% 12/31/12	3,000,000	3,012,774
0.625% 1/31/13	3,000,000	3,012,306
0.625% 2/28/13	8,000,000	8,032,191
0.625% 4/30/13	1,000,000	1,003,746
0.75% 3/31/13	2,500,000	2,515,040
0.75% 8/15/13	2,000,000	2,010,938
0.75% 9/15/13	3,000,000	3,014,766
0.75% 12/15/13	2,000,000	2,006,876
0.75% 6/15/14	2,000,000	1,997,970
1.00% 7/15/13	4,000,000	4,043,148
1.00% 1/15/14	5,000,000	5,044,924
1.125% 12/15/12	4,500,000	4,551,507
1.125% 6/15/13	3,000,000	3,039,261
1.25% 3/15/14	3,000,000	3,044,061
1.25% 8/31/15	2,000,000	1,991,406
1.25% 9/30/15	3,000,000	2,981,016
1.25% 10/31/15	10,000,000	9,917,189
1.375% 9/15/12	2,500,000	2,533,203
1.375% 10/15/12	3,000,000	3,041,718
1.375% 11/15/12	4,000,000	4,058,284
1.375% 1/15/13	3,000,000	3,046,875
1.375% 2/15/13	3,000,000	3,048,165
1.375% 3/15/13	3,500,000	3,557,985
1.375% 5/15/13	4,000,000	4,070,308
1.50% 7/15/12	1,500,000	1,519,805
1.50% 12/31/13	3,000,000	3,064,923
1.75% 8/15/12	3,000,000	3,050,625
1.75% 4/15/13	3,000,000	3,071,031
1.75% 1/31/14	2,000,000	2,055,782
1.75% 3/31/14	2,000,000	2,055,938
1.75% 7/31/15	3,500,000	3,559,871
1.75% 5/31/16	2,000,000	2,003,434
1.875% 2/28/14	1,500,000	1,546,992
1.875% 4/30/14	2,800,000	2,887,937
1.875% 6/30/15	2,000,000	2,047,188
1.875% 8/31/17	2,000,000	1,960,312
1.875% 9/30/17	2,000,000	1,955,782
1.875% 10/31/17	3,000,000	2,928,048
2.00% 11/30/13	2,600,000	2,686,939
2.00% 1/31/16	2,000,000	2,039,220
2.00% 4/30/16	3,500,000	3,553,610
2.125% 11/30/14	2,000,000	2,074,688
2.125% 5/31/15	5,000,000	5,169,529
2.125% 12/31/15	4,000,000	4,106,876
2.125% 2/29/16	4,000,000	4,095,624
2.25% 5/31/14	2,000,000	2,085,156
2.25% 1/31/15	4,500,000	4,683,164
2.25% 11/30/17	2,500,000	2,493,165
2.375% 8/31/14	3,700,000	3,871,995
2.375% 9/30/14	3,000,000	3,140,157
2.375% 10/31/14	3,800,000	3,974,861
2.375% 2/28/15	5,000,000	5,224,229
2.375% 3/31/16	2,000,000	2,069,532
2.375% 7/31/17	2,000,000	2,021,562
2.375% 5/31/18	3,000,000	2,984,538
2.50% 3/31/13	1,500,000	1,555,020
2.50% 3/31/15	2,000,000	2,098,434
2.50% 4/30/15	2,000,000	2,097,812
2.50% 6/30/17	2,000,000	2,039,062
2.625% 6/30/14	3,000,000	3,161,484
2.625% 7/31/14	5,400,000	5,693,203
2.625% 12/31/14	4,000,000	4,216,876
2.625% 2/29/16	2,000,000	2,093,438
2.625% 4/30/16	1,000,000	1,045,078
2.625% 1/31/18	2,000,000	2,035,782
2.625% 4/30/18	2,000,000	2,025,312
2.625% 8/15/20	7,000,000	6,776,874
2.625% 11/15/20	6,500,000	6,261,326
2.75% 2/28/13	2,000,000	2,078,360
2.75% 10/31/13	2,250,000	2,362,851
2.75% 11/30/16	2,500,000	2,606,838
2.75% 5/31/17	3,000,000	3,104,766
2.75% 12/31/17	2,000,000	2,053,750

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)

2.75% 2/28/18	$1,000,000	$1,024,141
2.75% 2/15/19	5,000,000	5,048,829
2.875% 3/31/18	3,000,000	3,090,939
3.00% 8/31/16	2,000,000	2,117,812
3.00% 9/30/16	2,000,000	2,115,470
3.00% 2/28/17	2,000,000	2,104,688
3.125% 4/30/13	2,000,000	2,098,516
3.125% 8/31/13	1,000,000	1,056,485
3.125% 9/30/13	4,000,000	4,231,876
3.125% 10/31/16	2,500,000	2,657,813
3.125% 1/31/17	3,500,000	3,711,642
3.125% 4/30/17	2,500,000	2,643,945
3.125% 5/15/19	4,000,000	4,130,624
3.125% 5/15/21	4,500,000	4,469,901
3.25% 5/31/16	1,700,000	1,825,640
3.25% 6/30/16	1,500,000	1,609,571
3.25% 7/31/16	1,850,000	1,983,981
3.25% 12/31/16	2,500,000	2,667,383
3.25% 3/31/17	2,500,000	2,662,890
3.375% 11/30/12	1,000,000	1,042,969
3.375% 6/30/13	1,500,000	1,587,422
3.375% 7/31/13	2,000,000	2,121,094
3.375% 11/15/19	4,500,000	4,691,951
3.50% 5/31/13	950,000	1,005,182
3.50% 2/15/18	1,600,000	1,716,875
3.50% 5/15/20	7,000,000	7,308,951
3.625% 12/31/12	1,000,000	1,048,946
3.625% 5/15/13	1,250,000	1,324,316
3.625% 8/15/19	5,500,000	5,860,937
3.625% 2/15/20	6,000,000	6,348,281
3.625% 2/15/21	5,500,000	5,735,900
3.75% 11/15/18	3,630,000	3,932,880
3.875% 10/31/12	1,500,000	1,571,075
3.875% 2/15/13	800,000	845,219
3.875% 5/15/18	2,350,000	2,574,535
4.00% 11/15/12	500,000	525,196
4.00% 2/15/14	2,250,000	2,444,414
4.00% 2/15/15	2,500,000	2,755,860
4.00% 8/15/18	2,550,000	2,810,579
4.125% 8/31/12	1,000,000	1,045,078
4.125% 5/15/15	2,250,000	2,496,974
4.25% 9/30/12	2,000,000	2,099,062
4.25% 8/15/13	2,000,000	2,159,062
4.25% 11/15/13	4,000,000	4,342,812
4.25% 8/15/14	1,200,000	1,326,469
4.25% 11/15/14	2,000,000	2,215,470
4.25% 8/15/15	2,500,000	2,791,213
4.25% 11/15/17	1,750,000	1,961,915
4.375% 8/15/12	3,000,000	3,138,984
4.50% 11/15/15	2,000,000	2,258,126
4.50% 2/15/16	3,000,000	3,393,516
4.50% 5/15/17	1,350,000	1,532,039
4.625% 7/31/12	1,900,000	1,990,028
4.625% 11/15/16	1,600,000	1,826,250
4.625% 2/15/17	1,700,000	1,939,992
4.75% 5/15/14	2,000,000	2,227,032
4.75% 8/15/17	2,500,000	2,875,783
4.875% 8/15/16	1,000,000	1,152,969
5.125% 5/15/16	1,500,000	1,743,516
7.25% 5/15/16	1,000,000	1,262,656
7.50% 11/15/16	800,000	1,032,188
7.875% 2/15/21	750,000	1,052,051
8.125% 8/15/19	500,000	699,883
8.125% 5/15/21	500,000	714,063
8.125% 8/15/21	700,000	1,001,984
8.50% 2/15/20	150,000	215,555
8.75% 5/15/17	1,000,000	1,372,891
8.75% 5/15/20	900,000	1,314,492
8.75% 8/15/20	800,000	1,172,625
8.875% 8/15/17	750,000	1,042,325
8.875% 2/15/19	750,000	1,081,055
9.125% 5/15/18	250,000	358,711
9.25% 2/15/16	200,000	268,906
9.875% 11/15/15	500,000	679,141
10.625% 8/15/15	500,000	686,836
11.25% 2/15/15	250,000	339,903

Total U.S. Treasury Obligations (Cost $476,473,626)		484,763,765

	Number of
	Shares

SHORT-TERM INVESTMENT–3.91%
Money Market Mutual Fund– 3.91%
Dreyfus Treasury & Agency Cash Management Fund	58,947,358	58,947,358

Total Short-Term Investment (Cost $58,947,358)		58,947,358

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–102.95% (Cost $1,508,810,390)	$1,550,660,336
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.95%)	(44,410,588)

NET ASSETS APPLICABLE TO 133,987,567 SHARES OUTSTANDING–100.00%	$1,506,249,748

NET ASSET VALUE–LVIP SSgA BOND INDEX FUND STANDARD CLASS ($477,100,353/ 42,415,629 Shares)	$11.248

NET ASSET VALUE–LVIP SSgA BOND INDEX FUND SERVICE CLASS ($1,029,149,395/ 91,571,938 Shares)	$11.239

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$1,438,286,990
Undistributed net investment income	26,277,309
Accumulated net realized loss on investments	(164,497)
Net unrealized appreciation of investments	41,849,946

Total net assets	$1,506,249,748

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ˆ	Zero coupon security. The rate shown is the yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $5,120,898, which represented 0.34% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$21,269,321

EXPENSES:
Management fees	2,764,252
Distribution expenses-Service Class	1,264,043
Accounting and administration expenses	317,401
Pricing fees	190,871
Reports and statements to shareholders	52,519
Professional fees	24,336
Trustees’ fees	18,429
Custodian fees	10,690
Other	17,276

4,659,817
Less expenses waived/reimbursed	(705,303)

Total operating expenses	3,954,514

NET INVESTMENT INCOME	17,314,807

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	2,392,113
Net change in unrealized appreciation/depreciation of investments	14,582,379

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	16,974,492

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,289,299

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,314,807	$24,575,174
Net realized gain on investments	2,392,113	2,347,656
Net change in unrealized appreciation/depreciation of investments	14,582,379	17,335,248

Net increase in net assets resulting from operations	34,289,299	44,258,078

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,790,330)
Service Class	—	(15,506,043)

	—	(20,296,373)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	203,558,464	144,562,669
Service Class	114,335,753	529,667,933
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,790,330
Service Class	—	15,506,043

	317,894,217	694,526,975

Cost of shares repurchased:
Standard Class	(22,533,737)	(19,453,318)
Service Class	(90,114,796)	(89,717,395)

	(112,648,533)	(109,170,713)

Increase in net assets derived from capital share transactions	205,245,684	585,356,262

NET INCREASE IN NET ASSETS	239,534,983	609,317,967
NET ASSETS:
Beginning of period	1,266,714,765	657,396,798

End of period (including undistributed net investment income of $26,277,309 and $7,103,580, respectively)	$1,506,249,748	$1,266,714,765

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Standard Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$10.975	$10.555	$10.268	$10.000

Income from investment operations:
Net investment income[3]	0.148	0.309	0.349	0.239
Net realized and unrealized gain on investments	0.125	0.322	0.115	0.092

Total from investment operations	0.273	0.631	0.464	0.331

Less dividends and distributions from:
Net investment income	—	(0.211)	(0.177)	(0.063)

Total dividends and distributions	—	(0.211)	(0.177)	(0.063)

Net asset value, end of period	$11.248	$10.975	$10.555	$10.268

Total return[4]	2.49%	5.97%	4.53%	3.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$477,100	$286,221	$150,863	$31,057
Ratio of expenses to average net assets	0.39%	0.40%	0.41%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.48%	0.53%
Ratio of net investment income to average net assets	2.68%	2.80%	3.31%	3.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.58%	2.71%	3.24%	3.50%
Portfolio turnover	52%	129%	172%	218%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Service Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$10.979	$10.559	$10.271	$10.000

Income from investment operations:
Net investment income[3]	0.134	0.281	0.323	0.223
Net realized and unrealized gain on investments	0.126	0.321	0.114	0.091

Total from investment operations	0.260	0.602	0.437	0.314

Less dividends and distributions from:
Net investment income	—	(0.182)	(0.149)	(0.043)

Total dividends and distributions	—	(0.182)	(0.149)	(0.043)

Net asset value, end of period	$11.239	$10.979	$10.559	$10.271

Total return[4]	2.37%	5.71%	4.26%	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,029,150	$980,494	$506,534	$151,224
Ratio of expenses to average net assets	0.64%	0.65%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.73%	0.78%
Ratio of net investment income to average net assets	2.43%	2.55%	3.06%	3.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.33%	2.46%	2.99%	3.25%
Portfolio turnover	52%	129%	172%	218%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Bond Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclay’s Capital U.S. Aggregate Index. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.07% of the first $500 million of average daily net asset of the Fund; and 0.12% of the average daily net assets of the Fund in excess of $500 million. The agreement will continue at least through April 30, 2012 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Prior to May 1, 2011, LIAC had contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.45% of average daily net assets of the Fund.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.06% of the first $100 million of the Fund’s average daily net assets; 0.03% of the next $400 million; and 0.02% of the Fund’s average daily net assets in excess of $500 million, subject to a $100,000 minimum.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $69,106 and $5,750, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35%of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25%of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$366,711
Distribution fees payable to LFD	214,262

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $834,028,549 and sales of $681,100,875 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $114,992,235 and sales of $42,278,239 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $1,509,029,795. At June 30, 2011, net unrealized appreciation was $41,630,541, of which $44,937,366 related to unrealized appreciation of investments and $3,306,825 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$629,630,296	$629,630,296
Corporate Debt	—	316,868,265	316,868,265
Foreign Debt	—	47,826,253	47,826,253
Municipal Bonds	—	12,624,399	12,624,399
Short-Term Investment	58,947,358	—	58,947,358
U.S. Treasury Obligations	—	484,763,765	484,763,765

Total	$58,947,358	$1,491,712,978	$1,550,660,336

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$20,296,373

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,438,286,990
Undistributed ordinary income	26,307,411
Undistributed long-term capital gains	24,806
Unrealized appreciation of investments	41,630,541

Net assets	$1,506,249,748

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydowns gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$1,858,922
Accumulated net realized loss	(1,858,922)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	18,365,189	13,113,360
Service Class	10,368,345	48,064,143
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	436,556
Service Class	—	1,412,336

	28,733,534	63,026,395

Shares repurchased:
Standard Class	(2,028,614)	(1,763,453)
Service Class	(8,099,258)	(8,145,543)

	(10,127,872)	(9,908,996)

Net increase	18,605,662	53,117,399

7.	Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard &Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

7.	Credit and Market Risk (continued)

accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Bond Index Fund–49

LVIP SSgA Funds

LVIP SSgA Funds
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Small-Mid Cap 200 Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP SSgA Funds

Index

Disclosure of Fund Expenses	1
Security Type/Country and Sector Allocations and Top 10 Equity Holdings	3
Statements of Net Assets	7
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	31

LVIP SSgA Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Developed International 150 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,048.80	0.47%	$2.39
Service Class Shares	1,000.00	1,047.50	0.72%	3.66

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.46	0.47%	$2.36
Service Class Shares	1,000.00	1,021.22	0.72%	3.61

LVIP SSgA Emerging Markets 100 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,055.40	0.53%	$2.70
Service Class Shares	1,000.00	1,054.10	0.78%	3.97

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.17	0.53%	$2.66
Service Class Shares	1,000.00	1,020.93	0.78%	3.91

LVIP SSgA Large Cap 100 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,076.80	0.38%	$1.96
Service Class Shares	1,000.00	1,075.40	0.63%	3.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.67	0.63%	3.16

LVIP SSgA Funds–1

LVIP SSgA Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP SSgA Small-Mid Cap 200 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,036.00	0.49%	$2.47
Service Class Shares	1,000.00	1,034.70	0.74%	3.73

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.36	0.49%	$2.46
Service Class Shares	1,000.00	1,021.12	0.74%	3.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Funds–2

LVIP SSgA Developed International 150 Fund

Security Type/Country and Sector Allocations and
Top 10 Equity Holdings
As of June 30, 2011

Percentage
Security Type/Country	of Net Assets

Common Stock	95.49%

Australia	9.71%
Austria	0.60%
Belgium	1.80%
Canada	4.03%
Finland	2.16%
France	8.04%
Germany	3.73%
Hong Kong	0.99%
Italy	4.31%
Japan	33.66%
Luxembourg	0.60%
Netherlands	0.50%
New Zealand	0.87%
Norway	0.60%
Portugal	0.60%
Singapore	1.35%
Spain	5.90%
Sweden	1.71%
Switzerland	1.42%
United Kingdom	12.91%

Preferred Stock	0.79%

Right	0.01%

Short-Term Investment	2.10%

Total Value of Securities	98.39%

Receivables and Other Assets Net of Liabilities	1.61%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	1.28%
Air Freight & Logistics	1.26%
Airlines	0.70%
Auto Components	1.46%
Automobiles	3.81%
Beverages	0.79%
Building Products	1.33%
Capital Markets	0.70%
Chemicals	2.86%
Commercial Banks	7.55%
Commercial Services & Supplies	1.21%
Communications Equipment	0.47%
Computers & Peripherals	0.66%
Construction & Engineering	3.06%
Construction Materials	0.67%
Containers & Packaging	0.69%
Diversified Consumer Services	0.69%
Diversified Telecommunication Services	3.44%
Electric Utilities	2.97%
Electrical Equipment	0.69%
Electronic Equipment, Instruments & Components	1.96%
Energy Equipment & Services	0.65%
Food & Staples Retailing	5.31%
Food Products	0.74%
Gas Utilities	0.71%
Health Care Providers & Services	0.73%
Hotels, Restaurants & Leisure	0.98%
Household Durables	0.61%
Independent Power Producers & Energy Traders	0.69%
Industrial Conglomerates	1.15%
Insurance	10.53%
Leisure Equipment & Products	0.73%
Marine	1.20%
Media	0.91%
Metals & Mining	4.42%
Multiline Retail	2.12%
Multi-Utilities	1.09%
Office Electronics	1.90%
Oil, Gas & Consumable Fuels	6.25%
Paper & Forest Products	2.32%
Pharmaceuticals	4.18%
Real Estate Investment Trusts	2.68%
Real Estate Management & Development	0.57%
Road & Rail	1.34%
Specialty Retail	1.15%
Tobacco	0.71%
Trading Companies & Distributors	3.75%
Wireless Telecommunication Services	0.62%

Total	96.29%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Telecom Corporation of New Zealand	0.87%
Porsche Automobil Holding	0.79%
Asahi Breweries	0.79%
Fuji Heavy Industries	0.79%
Sanofi-Aventis	0.79%
Mazda Motor	0.78%
Nissan Motor	0.78%
PPR	0.76%
Babcock International Group	0.75%
Hitachi	0.75%

Total	7.85%

LVIP SSgA Funds–3

LVIP SSgA Emerging Markets 100 Fund

Security Type/Country and Sector Allocations and
Top 10 Equity Holdings
As of June 30, 2011

Percentage
Security Type/Country	of Net Assets

Common Stock	89.28%

Brazil	9.30%
Colombia	1.04%
Czechoslovakia	2.11%
Hong Kong	9.42%
Hungary	0.89%
India	1.70%
Malaysia	2.94%
Philippines	0.98%
Poland	1.13%
Republic of Korea	23.07%
Russia	2.74%
South Africa	9.85%
Taiwan	19.01%
Thailand	2.23%
Turkey	2.87%

Preferred Stock	8.22%

Short-Term Investment	1.79%

Total Value of Securities	99.29%

Receivables and Other Assets Net of Liabilities	0.71%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	0.94%
Airlines	1.04%
Auto Components	2.80%
Automobiles	1.35%
Capital Markets	8.73%
Chemicals	0.94%
Commercial Banks	8.46%
Computers & Peripherals	5.56%
Construction & Engineering	5.28%
Construction Materials	3.46%
Distributors	0.97%
Diversified Telecommunication Services	6.00%
Electronic Equipment, Instruments & Components	0.87%
Food & Staples Retailing	9.16%
Healthcare Providers & Services	1.00%
Insurance	1.94%
Metals & Mining	5.90%
Multiline Retail	0.34%
Multi-Utilities	5.51%
Oil, Gas & Consumable Fuels	8.68%
Paper & Forest Products	0.77%
Pharmaceuticals	0.89%
Real Estate Management & Development	5.57%
Semiconductors & Semiconductor Equipment	5.35%
Textiles, Apparel & Luxury Goods	2.86%
Trading Companies & Distributors	1.94%
Water Utilities	1.19%

Total	97.50%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Daewoo Shipbuilding & Marine Engineering	1.63%
Hankook Tire	1.63%
SK Holdings	1.44%
Hyundai Motor	1.35%
Kangwon Land	1.31%
Charoen Pokphand Foods	1.30%
Asia Cement	1.25%
Compal Electronics	1.22%
Quanta Computer	1.20%
Cia de Saneamento Basico do Estado de Sao Paulo	1.19%

Total	13.52%

LVIP SSgA Funds–4

LVIP SSgA Large Cap 100 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	99.09%

Aerospace & Defense	5.13%
Auto Components	1.05%
Beverages	0.95%
Capital Markets	0.84%
Chemicals	2.03%
Commercial Services & Supplies	2.02%
Communications Equipment	1.81%
Computers & Peripherals	0.88%
Consumer Finance	0.99%
Distributors	1.01%
Diversified Financial Services	0.88%
Diversified Telecommunications Services	1.99%
Electric Utilities	4.36%
Electronic Equipment, Instruments & Components	0.88%
Food & Staples Retailing	2.14%
Food Products	2.86%
Health Care Equipment & Supplies	0.98%
Health Care Providers & Services	6.71%
Hotels, Restaurants & Leisure	1.98%
Household Durables	1.92%
Household Products	1.03%
Industrial Conglomerates	2.04%
Insurance	9.63%
IT Services	1.92%
Leisure Equipment & Products	1.10%
Machinery	1.97%
Media	2.02%
Metals & Mining	2.82%
Multiline Retail	3.07%
Multi-Utilities	1.02%
Office Electronics	0.97%
Oil, Gas & Consumable Fuels	9.25%
Paper & Forest Products	0.98%
Pharmaceuticals	4.28%
Real Estate Investment Trusts	1.03%
Road & Rail	1.08%
Semiconductors & Semiconductor Equipment	5.82%
Software	1.96%
Specialty Retail	2.69%
Textiles, Apparel & Luxury Goods	1.10%
Thrift & Mortgage Finance	0.86%
Tobacco	1.04%

Short-Term Investments	0.71%

Total Value of Securities	99.80%

Receivables and Other Assets Net of Liabilities	0.20%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Macy’s	1.20%
FirstEnergy	1.18%
Aetna	1.17%
CIGNA	1.16%
Visa Class A	1.14%
UnitedHealth Group	1.14%
WellPoint	1.12%
Sysco	1.12%
Johnson & Johnson	1.12%
L-3 Communications Holdings	1.11%

Total	11.46%

LVIP SSgA Funds–5

LVIP SSgA Small-Mid Cap 200 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	95.78%

Aerospace & Defense	1.42%
Airlines	0.43%
Auto Components	1.49%
Biotechnology	0.49%
Building Products	0.46%
Capital Markets	4.20%
Chemicals	1.55%
Commercial Banks	0.42%
Commercial Services & Supplies	5.43%
Communications Equipment	2.34%
Construction & Engineering	0.36%
Containers & Packaging	0.94%
Diversified Consumer Services	0.95%
Diversified Telecommunications Services	0.50%
Electric Utilities	1.51%
Electrical Equipment	1.42%
Electronic Equipment, Instruments & Components	6.21%
Energy Equipment & Services	1.98%
Food & Staples Retailing	1.99%
Food Products	1.04%
Gas Utilities	0.69%
Health Care Equipment & Supplies	5.10%
Health Care Providers & Services	5.09%
Hotels, Restaurants & Leisure	1.90%
Household Durables	1.25%
Industrial Conglomerates	0.54%
Insurance	7.69%
Internet Software & Services	1.52%
IT Services	2.27%
Life Sciences Tools & Services	0.97%
Machinery	2.86%
Media	2.70%
Multiline Retail	1.46%
Multi-Utilities	1.56%
Oil, Gas & Consumable Fuels	2.43%
Paper & Forest Products	3.03%
Pharmaceuticals	0.58%
Real Estate Invesment Trusts	6.83%
Road & Rail	0.55%
Semiconductors & Semiconductor Equipment	3.02%
Software	1.41%
Specialty Retail	3.67%
Textiles, Apparel & Luxury Goods	0.38%
Thrift & Mortgage Finance	0.40%
Tobacco	0.41%
Trading Companies & Distributors	1.38%
Wireless Telecommunication Services	0.96%

Short-Term Investments	3.89%

Total Value of Securities	99.67%

Receivables and Other Assets Net of Liabilities	0.33%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

National Semiconductor	0.84%
Blyth	0.76%
Southern Union	0.69%
Walter Investment Management	0.67%
Spartan Stores	0.64%
Dillard’s Class A	0.63%
Cognex	0.61%
Multi-Color	0.60%
Hill-Rom Holdings	0.59%
Foot Locker	0.59%

Total	6.62%

LVIP SSgA Funds–6

LVIP SSgA Developed International 150 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.49%Δ
	Australia–9.71%
	Bendigo & Adelaide Bank	224,190	$2,137,683
	BlueScope Steel	1,018,340	1,325,134
	CFS Retail Property Trust	1,160,225	2,261,416
	GPT Group	680,005	2,311,293
	Metcash	513,475	2,291,328
	Mirvac Group	1,714,602	2,305,916
	OneSteel	824,271	1,645,908
	OZ Minerals	126,095	1,794,158
	QBE Insurance Group	120,837	2,242,529
	Sonic Healthcare	178,200	2,465,792
	Stockland	575,807	2,111,851
	Suncorp Group	251,840	2,201,096
	TABCORP Holdings	268,521	949,824
	Tatts Group	912,638	2,356,080
	Telstra	756,732	2,351,240
	Toll Holdings	360,400	1,879,945

			32,631,193

	Austria–0.60%
	OMV	45,960	2,007,691

			2,007,691

	Belgium–1.80%
	Ageas	776,415	2,102,871
	Belgacom	53,618	1,910,423
	Delhaize Group	27,091	2,032,648

			6,045,942

	Canada–4.03%
	Bonavista Energy	71,600	2,121,124
	Canadian Tire Class A	33,400	2,185,338
	EnCana	64,123	1,978,170
	Enerplus	69,994	2,210,399
	Pengrowth Energy	160,300	2,019,541
	Sun Life Financial	70,500	2,123,626
	Yellow Media	367,200	913,812

			13,552,010

	Finland–2.16%
	Kesko Class B	44,414	2,065,439
	Nokia	242,859	1,566,503
	Stora Enso Class R	174,378	1,831,086
	UPM-Kymmene	98,234	1,797,182

			7,260,210

	France–8.04%
	AXA	105,537	2,395,543
	Bouygues	45,946	2,020,299
	Casino Guichard Perrachon	23,285	2,194,464
	CNP Assurances	103,933	2,262,495
	GDF Suez	50,979	1,863,032
	Lafarge	35,342	2,251,821
	PPR	14,379	2,560,798
	Sanofi-Aventis	32,929	2,648,648
	SCOR	80,985	2,298,529
	Total	36,254	2,095,826
	Vinci	35,297	2,265,117
	Vivendi	77,253	2,153,121

			27,009,693

	Germany–3.73%
	Allianz	15,720	2,191,953
	Deutsche Lufthansa	122,324	2,351,475
	E.ON	68,012	1,933,067
	Hannover Rueckversicherung AG	40,413	2,101,573
	Muenchener Rueckversicherungs Class R	14,025	2,140,840
	RWE	32,610	1,811,590

			12,530,498

■	Hong Kong–0.99%
	Esprit Holdings	453,200	1,416,016
	New World Development	1,251,000	1,899,282

			3,315,298

	Italy–4.31%
	Banco Popolare	696,602	1,604,175
	Enel	349,711	2,284,916
	ENI	89,832	2,128,779
	Finmeccanica	175,300	2,120,931
	Intesa Sanpaolo	701,940	1,868,982
	Parmalat	657,776	2,474,178
	Telecom Italia	1,435,362	1,996,438

			14,478,399

	Japan–33.66%
	Aeon	189,900	2,291,836
	Aisin Seiki	63,400	2,452,993
	Asahi Breweries	132,200	2,662,644
	Asahi Glass	165,000	1,930,637
	Benesse Holdings	53,700	2,306,763
	Brother Industries	149,900	2,217,010
	Chiba Bank	393,000	2,459,197
	Dai Nippon Printing	170,000	1,915,730
	Daiichi Sankyo	114,000	2,227,405
	Denso	66,300	2,465,554
	East Japan Railway	39,600	2,267,643
	Fuji Heavy Industries	341,000	2,649,590
	Fujitsu	390,000	2,228,923
	Hitachi	422,000	2,504,260
	Honda Motor	58,600	2,257,398
	Hoya	96,500	2,136,104
	ITOCHU	210,200	2,185,988
	JFE Holdings	70,800	1,946,875
	Kobe Steel	798,000	1,814,474
	Konica Minolta Holdings	262,500	2,192,256
	Kuraray	170,600	2,498,984

LVIP SSgA Funds–7

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

	Marubeni	306,000	$2,033,365
†	Mazda Motor	999,000	2,632,240
	Mitshui	122,800	2,122,964
	Mitsubishi	74,700	1,865,614
	Mitsubishi Chemical Holdings	350,000	2,479,840
	Mitsubishi UFJ Financial Group	476,800	2,323,318
	Mitsui Chemicals	623,000	2,269,841
	Mitsui OSK Lines	360,000	1,936,834
	Mizuho Financial Group	1,327,300	2,181,317
	Nippon Steel	689,000	2,234,943
	Nippon Telegraph & Telephone	49,000	2,363,066
	Nippon Yusen	564,000	2,095,188
	Nissan Motor	247,900	2,604,910
	OJI Paper	464,000	2,225,104
	Ricoh	177,000	1,963,286
	Sega Sammy Holdings	126,400	2,443,102
	Shin-Etsu Chemical	44,300	2,374,263
	Shionogi	129,000	2,112,183
	Sumitomo	154,100	2,096,156
	Sumitomo Electric Industries	159,000	2,318,829
	Sumitomo Metal Mining	128,000	2,102,682
	Sumitomo Mitsui Financial Group	66,700	2,056,418
	Sumitomo Mitsui Trust Holdings	621,000	2,161,267
	Takeda Pharmaceutical	47,200	2,181,168
	TDK	35,100	1,935,927
	Tokyo Electric Power	369,900	1,497,223
	TonenGeneral Sekiyu	178,000	2,189,206
	Toppan Printing	279,000	2,164,376
	Toyota Tsusho	133,400	2,289,238
	West Japan Railway	57,000	2,224,947

			113,091,079

	Luxembourg–0.60%
	ArcelorMittal	57,420	1,996,718

			1,996,718

	Netherlands–0.50%
	Koninklijke Philips Electronics	64,981	1,669,900

			1,669,900

	New Zealand–0.87%
	Telecom Corporation of New Zealand	1,438,485	2,932,165

			2,932,165

	Norway–0.60%
	Statoil	79,747	2,019,906

			2,019,906

	Portugal–0.60%
	Energias de Portugal	566,487	2,010,233

			2,010,233

	Singapore–1.35%
	Fraser & Neave	463,000	2,187,602
	Singapore Airlines	203,000	2,349,567

			4,537,169

	Spain–5.90%
	ACS Actividades de Construccion y Servicios	47,044	2,220,238
	Banco Bilbao Vizcaya Argentaria	181,867	2,134,752
	Banco de Sabadell	504,252	2,079,948
†	Banco Popular Espanol	379,635	2,135,890
	Banco Santander	189,973	2,188,365
	Gas Natural	114,522	2,398,522
†	Iberdrola	253,601	2,256,081
	Mapfre	585,291	2,171,411
	Repsol	64,393	2,233,348

			19,818,555

	Sweden–1.71%
	Electrolux Class B	85,613	2,047,320
	Skanska Class B	98,727	1,769,593
	Svenska Cellulosa Class B	137,176	1,933,920

			5,750,833

	Switzerland–1.42%
	Baloise Holding	22,193	2,289,878
	Novartis	40,513	2,482,777

			4,772,655

	United Kingdom–12.91%
	Associated British Foods	138,790	2,414,582
	AstraZeneca	48,084	2,403,224
	Aviva	318,324	2,240,626
	Babcock International Group	221,654	2,534,594
	BAE Systems	423,998	2,168,960
	Balfour Beatty	401,047	1,988,311
	Imperial Tobacco Group	71,428	2,377,941
	International Power	447,186	2,309,531
	Investec	288,256	2,339,699
	J Sainsbury	423,752	2,244,652
	Kingfisher	568,893	2,443,653
	Marks & Spencer Group	408,799	2,369,717
	Resolution	454,890	2,144,329
	Rexam	378,880	2,329,246
	RSA Insurance Group	1,021,405	2,209,221
	Standard Life	666,201	2,251,630
	Tesco	340,564	2,200,308
	Vodafone Group	780,918	2,070,651
	WM Morrison Supermarkets	482,404	2,307,249

			43,348,124

	Total Common Stock (Cost $315,909,626)		320,778,271

LVIP SSgA Funds–8

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	PREFERRED STOCK–0.79%Δ
	Germany–0.79%
	Porsche Automobil Holding	33,664	$2,670,132

	Total Preferred Stock (Cost $2,264,922)		2,670,132

	RIGHTS–0.01%
†	Banco Popular Espanol	379,635	27,525
†	Mapfre	551,204	1,918

	Total Rights (Cost $0)		29,443

	SHORT-TERM INVESTMENT–2.10%
	Money Market Mutual Fund–2.10%
	Dreyfus Treasury & Agency Cash Management Fund	7,057,119	7,057,119

	Total Short-Term Investment (Cost $7,057,119)		7,057,119

TOTAL VALUE OF SECURITIES–98.39% (Cost $325,231,667)	330,534,965

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.61%*	5,409,098

NET ASSETS APPLICABLE TO 37,476,358 SHARES OUTSTANDING–100.00%	$335,944,063

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($176,562,400 / 19,688,335 Shares)	$8.968

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($159,381,663 / 17,788,023 Shares)	$8.960

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$296,028,628
Undistributed net investment income	8,824,684
Accumulated net realized gain on investments	25,412,796
Net unrealized appreciation of investments and foreign currencies	5,677,955

Total net assets	$335,944,063

*	Includes $792,025 cash pledged for index futures contracts.

†	Non income producing security.

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

[1]	The following futures contract was outstanding at June 30, 2011:

Futures Contract

				Unrealized
	Notional	Notional		Appreciation
Contract to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)

132 EMINI MSCI EAFE Index	$10,973,100	$11,324,940	9/16/11	$351,840

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–9

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–89.28%Δ
	Brazil–9.30%
	Banco do Brasil	158,926	$2,832,546
	Centrais Eletricas Brasileiras	190,300	2,530,994
	Cia de Saneamento Basico do Estado de Sao Paulo	124,381	3,689,436
	Cosan SA Industria E Comercio	192,500	3,033,827
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	304,400	2,909,634
	Embraer	384,100	2,913,540
	Gafisa	457,800	2,164,497
	Gerdau ADR	241,689	2,542,568
	MRV Engenharia E Participacoes	377,500	3,163,367
	Vale ADR	102,112	2,957,164

			28,737,573

	Colombia–1.04%
	Inversiones Argos	299,151	3,229,951

			3,229,951

	Czechoslovakia–2.11%
	CEZ	60,000	3,088,775
	Telefonica o2 Czech Republic	131,478	3,421,783

			6,510,558

■	Hong Kong–9.42%
	Bank of China	5,162,100	2,526,616
	China Agri-Industries Holdings	2,606,529	2,769,455
	China Communications Construction	3,136,000	2,708,094
	China Petroleum & Chemical	2,914,000	2,957,963
	China Railway Construction	2,812,500	2,358,564
	China Railway Group	4,527,000	2,133,437
	Huaneng Power International	5,114,000	2,706,485
	Shanghai Industrial Holdings	781,000	2,881,807
	Shimao Property Holdings	2,111,500	2,616,228
	Sino Ocean Land Holdings	4,759,500	2,430,329
	Soho China	3,390,500	3,036,669

			29,125,647

	Hungary–0.89%
	Richter Gedeon	13,986	2,762,248

			2,762,248

	India–1.70%
	Oil & Natural Gas	457,938	2,819,197
	Steel Authority	786,540	2,429,514

			5,248,711

	Malaysia–2.94%
	IOI	1,572,900	2,763,721
	PPB Group	534,600	3,051,290
	Tenaga Nasional	1,455,800	3,267,824

			9,082,835

	Philippines–0.98%
	Philippine Long Distance Telephone ADR	56,200	3,037,048

			3,037,048

	Poland–1.13%
	Polskie Gornictwo Naftowe I Gazonwinctwo	2,269,489	3,481,050

			3,481,050

	Republic of Korea–23.07%
†	BS Financial Group	207,402	2,935,117
†	DGB Financial Group	182,293	2,767,710
	CJ Cheiljedang	13,844	3,061,218
	Daewoo Shipbuilding & Marine Engineering	118,100	5,031,605
	Hana Financial Group	68,720	2,412,841
	Hankook Tire	117,340	5,023,111
	Hanwha	62,290	2,861,160
	Hyosung	36,182	3,122,165
	Hyundai Mipo Dockyard	17,547	2,801,400
	Hyundai Motor	18,680	4,166,938
	Industrial Bank of Korea	173,770	3,049,154
	Kangwon Land	150,750	4,049,625
	Korea Exchange Bank	331,009	2,988,931
	Korean Air Lines	49,170	3,222,300
	KT	53,390	2,036,926
	KT&G	57,713	3,591,512
	KT ADR	56,636	1,101,004
	LG Display	95,390	2,664,112
	POSCO	6,498	2,824,814
	Shinhan Financial Group	63,930	3,058,971
	Shinsegae	3,218	1,023,909
	SK Holdings	25,520	4,451,392
	SK Telecom	20,156	3,050,791

			71,296,706

	Russia–2.74%
	Gazprom ADR	189,363	2,764,312
	LUKOIL ADR	42,009	2,676,081
	Tatneft ADR	69,944	3,014,586

			8,454,979

	South Africa–9.85%
	Aveng	580,419	3,073,663
	FirstRand	979,212	2,878,061
	Imperial Holdings	177,871	3,192,193
	Investec	391,922	3,234,735
	MMI Holdings	1,242,911	3,127,173
	Nedbank Group	146,136	3,165,503
	Netcare	1,400,884	3,103,759
	RMB Holdings	723,993	2,855,334
	Spar Group	213,819	2,856,134
	Standard Bank Group	199,163	2,945,269

			30,431,824

LVIP SSgA Funds–10

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)

Taiwan–19.01%
Asia Cement	2,710,390	$3,871,530
Asustek Computer	336,000	3,335,508
Cheng Shin Rubber Industry	1,269,000	3,643,906
China Development Financial Holding	7,307,000	2,964,609
China Steel	2,463,000	2,962,548
Compal Electronics	3,067,030	3,758,519
Formosa Chemicals & Fibre	777,000	2,892,007
Fubon Financial Holding	2,217,000	3,408,051
LIite-On Technology	2,357,802	3,104,189
Macronix International	4,607,000	2,823,415
Mega Financial Holding	3,841,000	3,356,166
Pou Chen	3,240,000	2,988,209
Quanta Computer	1,560,000	3,696,618
Siliconware Precision Industries	2,412,000	3,072,127
Taiwan Cement	2,409,051	3,589,376
Uni-President Enterprises	2,183,000	3,162,801
United Microelectronics	5,660,000	2,812,027
Wistron	1,857,000	3,301,641

		58,743,247

Thailand–2.23%
Bangkok Bank	557,740	2,880,280
Charoen Pokphand Foods	4,180,800	4,016,727

		6,897,007

Turkey–2.87%
KOC Holding	646,159	2,777,875
Turk Telekomunikasyon	607,109	3,209,288
Turkiye Is Bankasi Class C	939,154	2,882,458

		8,869,621

Total Common Stock (Cost $249,203,896)		275,909,005

PREFERRED STOCK–8.22%Δ
Brazil–6.63%
Bradespar 3.77%	114,200	2,871,644
Centrais Elecricas Brasileiras Class B	153,385	2,574,596
Eletropaulo Metropolitana Eletricidade de Sao Paulo 14.55%	131,661	2,865,349
Metalurgica Gerdau 2.07%	190,900	2,430,126
Petroleo Brasiliero 0.55%	173,300	2,620,206
Suzano Papel e Celulose 0.33%	324,800	2,347,200
Tele Norte Leste Participacoes 3.54%	174,000	2,683,183
Usinas Siderurgicas de Minas Gerais Class A	236,828	2,080,154

		20,472,458

Russia–1.59%
Surgutneftegaz 8.15%	4,693,600	2,041,716
Transneft 0.74%	2,086	2,883,895

		4,925,611

Total Preferred Stock (Cost $28,536,349)		25,398,069

SHORT-TERM INVESTMENT–1.79%
Money Market Mutual Fund–1.79%
Dreyfus Treasury & Agency Cash Management	5,538,176	5,538,176

Total Short-Term Investment (Cost $5,538,176)		5,538,176

TOTAL VALUE OF SECURITIES–99.29% (Cost $283,278,421)	306,845,250

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	2,193,184

NET ASSETS APPLICABLE TO 20,988,870 SHARES OUTSTANDING–100.00%	$309,038,434

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND STANDARD CLASS ($122,879,817 / 8,338,623 Shares)	$14.736

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND SERVICE CLASS ($186,158,617 / 12,650,247 Shares)	$14.716

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$221,322,743
Undistributed net investment income	3,344,528
Accumulated net realized gain on investments	60,788,507
Net unrealized appreciation of investments and foreign currencies	23,582,656

Total net assets	$309,038,434

†	Non income producing security.

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

LVIP SSgA Funds–11

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets (continued)

Summary of Abbreviations:
ADR–American Depositary Receipts
CNY–China Renminbi
HKD–Hong Kong Dollar
MNB–Mellon National Bank
USD–United States Dollar

[1]	The following foreign currency exchange contracts were outstanding at June 30, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)

MNB	CNY	(1,019,238)	USD	157,341	7/1/11	$(341)
MNB	HKD	1,219,829	USD	(52,649)	7/1/11	(585)

						$(926)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–12

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–99.09%
Aerospace & Defense–5.13%
General Dynamics	67,237	$5,010,501
ITT	85,800	5,056,194
L-3 Communications Holdings	65,760	5,750,712
Northrop Grumman	82,113	5,694,537
Raytheon	101,205	5,045,069

		26,557,013

Auto Components–1.05%
Autoliv	69,400	5,444,430

		5,444,430

Beverages–0.95%
Molson Coors Brewing Class B	109,825	4,913,571

		4,913,571

Capital Markets–0.84%
Morgan Stanley	188,500	4,337,385

		4,337,385

Chemicals–2.03%
Air Products & Chemicals	57,100	5,457,618
duPont (E.I.) deNemours	93,700	5,064,485

		10,522,103

Commercial Services & Supplies–2.02%
Republic Services	171,400	5,287,690
Waste Management	137,900	5,139,533

		10,427,223

Communications Equipment–1.81%
Cisco Systems	300,300	4,687,682
Harris	103,796	4,677,048

		9,364,730

Computers & Peripherals–0.88%
Hewlett-Packard	125,707	4,575,735

		4,575,735

Consumer Finance–0.99%
Capital One Financial	99,100	5,120,497

		5,120,497

Distributors–1.01%
Genuine Parts	96,007	5,222,781

		5,222,781

Diversified Financial Services–0.88%
JPMorgan Chase	111,700	4,572,998

		4,572,998

Diversified Telecommunications Services–1.99%
AT&T	168,319	5,286,900
CenturyTel	123,984	5,012,673

		10,299,573

Electric Utilities–4.36%
American Electric Power	146,573	5,522,871
Entergy	76,600	5,230,248
FirstEnergy	138,800	6,128,020
PPL	203,600	5,666,188

		22,547,327

Electronic Equipment, Instruments & Components–0.88%
Corning	249,664	4,531,402

		4,531,402

Food & Staples Retailing–2.14%
Sysco	185,900	5,796,362
Wal-Mart Stores	98,900	5,255,546

		11,051,908

Food Products–2.86%
Archer-Daniels-Midland	143,000	4,311,450
Bunge	71,200	4,909,240
ConAgra Foods	216,859	5,597,131

		14,817,821

Health Care Equipment & Supplies–0.98%
Medtronic	130,900	5,043,577

		5,043,577

Health Care Providers & Services–6.71%
Aetna	137,611	6,067,268
Cardinal Health	125,204	5,686,766
CIGNA	116,300	5,981,309
Quest Diagnostics	89,200	5,271,720
UnitedHealth Group	113,945	5,877,283
WellPoint	73,800	5,813,226

		34,697,572

Hotels, Restaurants & Leisure–1.98%
Carnival	134,200	5,049,946
Darden Restaurants	104,800	5,214,848

		10,264,794

Household Durables–1.92%
Garmin	152,087	5,023,434
Whirlpool	60,300	4,903,596

		9,927,030

Household Products–1.03%
Procter & Gamble	83,600	5,314,452

		5,314,452

LVIP SSgA Funds–13

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Industrial Conglomerates–2.04%
	General Electric	256,849	$4,844,172
	Tyco International	115,000	5,684,450

			10,528,622

	Insurance–9.63%
	ACE	79,600	5,239,272
	Allstate	162,000	4,945,860
†	American International Group	146,600	4,298,312
	Chubb	84,000	5,259,240
	CNA Financial	174,324	5,064,112
	Hartford Financial Services Group	191,200	5,041,944
	Prudential Financial	83,600	5,316,123
	Travelers	86,547	5,052,614
	Unum Group	196,171	4,998,437
	XL Group	209,300	4,600,414

			49,816,328

	IT Services–1.92%
	Computer Sciences	105,719	4,013,093
	Visa Class A	70,000	5,898,200

			9,911,293

	Leisure Equipment & Products–1.10%
	Mattel	206,585	5,679,022

			5,679,022

	Machinery–1.97%
	Eaton	92,900	4,779,705
	Illinois Tool Works	95,900	5,417,391

			10,197,096

	Media–2.02%
	News Class A	293,305	5,191,499
	Time Warner	144,231	5,245,681

			10,437,180

	Metals & Mining–2.82%
	Freeport-McMoRan Copper & Gold	92,700	4,903,830
	Newmont Mining	94,400	5,094,768
	Nucor	111,900	4,612,518

			14,611,116

	Multiline Retail–3.07%
	Kohl’s	97,100	4,855,971
	Macy’s	212,300	6,207,652
	Target	103,000	4,831,730

			15,895,353

	Multi-Utilities–1.02%
	DTE Energy	105,200	5,262,104

			5,262,104

	Office Electronics–0.97%
	Xerox	483,578	5,034,047

			5,034,047

	Oil, Gas & Consumable Fuels–9.25%
	Chesapeake Energy	153,600	4,560,384
	Chevron	47,919	4,927,990
	ConocoPhillips	64,469	4,847,424
	Exxon Mobil	61,173	4,978,259
	Hess	60,400	4,515,504
	Marathon Oil	96,627	5,090,310
	Murphy Oil	70,115	4,603,751
	Spectra Energy	189,431	5,192,303
	Sunoco	113,000	4,713,230
	Valero Energy	172,700	4,415,939

			47,845,094

	Paper & Forest Products–0.98%
	International Paper	170,600	5,087,292

			5,087,292

	Pharmaceuticals–4.28%
	Bristol-Myers Squibb	194,800	5,641,408
	Johnson & Johnson	86,915	5,781,586
	Lilly (Eli)	146,400	5,494,392
	Pfizer	253,553	5,223,192

			22,140,578

	Real Estate Investment Trusts–1.03%
	Annaly Mortgage Management	295,100	5,323,604

			5,323,604

	Road & Rail–1.08%
	Norfolk Southern	74,321	5,568,873

			5,568,873

	Semiconductors & Semiconductor Equipment–5.82%
	Analog Devices	130,751	5,117,594
	Applied Materials	329,700	4,289,397
	Intel	255,341	5,658,357
	KLA-Tencor	108,700	4,400,176
	Texas Instruments	149,056	4,893,508
	Xilinx	157,035	5,727,067

			30,086,099

	Software–1.96%
	CA	213,003	4,864,989
	Microsoft	203,100	5,280,600

			10,145,589

LVIP SSgA Funds–14

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Specialty Retail–2.69%
	Best Buy	179,300	$5,631,813
	Gap	227,254	4,113,297
	Staples	265,200	4,190,160

			13,935,270

	Textiles, Apparel & Luxury Goods–1.10%
	VF	52,248	5,672,043

			5,672,043

	Thrift & Mortgage Finance–0.86%
	New York Community Bancorp	298,398	4,472,986

			4,472,986

	Tobacco–1.04%
	Reynolds American	144,938	5,369,953

			5,369,953

	Total Common Stock (Cost $471,651,952)		512,573,464

		Number of	Value
		Shares	(U.S. $)

	SHORT-TERM INVESTMENTS–0.71%
	Money Market Mutual Fund–0.64%
	Dreyfus Treasury & Agency Cash Management Fund	3,291,355	$3,291,355

			3,291,355

		Principal
		Amount
		(U.S. $)

¥∧	U.S. Treasury Obligations–0.07%
	U.S. Treasury Bill
	0.025% 8/25/11	$370,000	369,997

			369,997

	Total Short-Term Investments (Cost $3,661,341)		3,661,352

TOTAL VALUE OF SECURITIES–99.80% (Cost $475,313,293)	516,234,816

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,044,711

NET ASSETS APPLICABLE TO 46,494,500 SHARES OUTSTANDING–100.00%	$517,279,527

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND STANDARD CLASS ($209,251,895 / 18,794,400 Shares)	$11.134

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND SERVICE CLASS ($308,027,632 / 27,700,100 Shares)	$11.120

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$403,207,276
Undistributed net investment income	7,628,239
Accumulated net realized gain on investments	65,419,193
Net unrealized appreciation of investments	41,024,819

Total net assets	$517,279,527

†	Non income producing security.

∧	Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for futures contracts.

[1]	The following futures contract was outstanding at June 30, 2011:

Futures Contract

				Unrealized
	Notional	Notional		Appreciation
Contract to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)

60 S&P 500 E-Mini Index	$3,843,737	$3,946,500	9/16/11	$102,763

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–15

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.78%
	Aerospace & Defense–1.42%
	Curtiss-Wright	16,900	$547,053
	Ducommun	24,900	512,193
	Triumph Group	6,755	672,663

			1,731,909

	Airlines–0.43%
	SkyWest	35,162	529,540

			529,540

	Auto Components–1.49%
	Lear	12,200	652,456
	Standard Motor Products	43,000	654,890
	Superior Industries International	23,200	512,952

			1,820,298

	Biotechnology–0.49%
	PDL BioPharma	102,421	601,211

			601,211

	Building Products–0.46%
	Ameron International	8,517	559,397

			559,397

	Capital Markets–4.20%
	Ares Capital	35,931	577,413
	Arlington Asset Investment Class A	19,500	612,105
	Blackrock Kelso Capital	58,739	526,889
	Fifth Street Finance	6	70
	Golub Capital	38,518	575,073
	Main Street Capital	31,532	597,535
	PennantPark Investment	51,130	573,162
	Prospect Capital	49,134	496,744
	Solar Capital	24,900	614,780
	TICC Capital	56,125	538,793

			5,112,564

	Chemicals–1.55%
	Ashland	10,300	665,586
	Schulman (A.)	24,100	607,079
	Sensient Technologies	16,600	615,362

			1,888,027

	Commercial Banks–0.42%
	Renasant	35,100	508,599

			508,599

	Commercial Services & Supplies–5.43%
	Avery Dennison	14,200	548,546
	Cintas	19,600	647,388
	Donnelley (R.R.) & Sons	31,400	615,754
	Ennis	34,900	607,260
	G&K Services Class A	17,300	585,778
	Kimball International Class B	83,300	535,619
	McGrath RentCorp	21,800	612,144
	Multi-Color	29,400	725,886
	Schawk	30,600	506,736
	Unifirst	11,250	632,138
	United Stationers	16,700	591,681

			6,608,930

	Communications Equipment–2.34%
	Bel Fuse Class B	27,010	585,847
	Black Box	16,901	528,494
	Comtech Telecommunications	21,900	614,076
	Plantronics	16,208	592,078
	Tellabs	113,600	523,696

			2,844,191

	Construction & Engineering–0.36%
	Great Lakes Dredge & Dock	78,089	435,737

			435,737

	Containers & Packaging–0.94%
	Bemis	18,100	611,418
	Sealed Air	22,300	530,517

			1,141,935

	Diversified Consumer Services–0.95%
	Lincoln Educational Services	37,400	641,410
	Regis	33,600	514,752

			1,156,162

	Diversified Telecommunications Services–0.50%
	Atlantic Tele-Network	15,994	613,530

			613,530

	Electric Utilities–1.51%
	Great Plains Energy	29,700	615,681
	Pinnacle West Capital	13,900	619,662
	Westar Energy	22,500	605,475

			1,840,818

	Electrical Equipment–1.42%
	AZZ	12,600	577,080
	Brady Class A	16,700	535,402
	Preformed Line Products	8,600	612,148

			1,724,630

	Electronic Equipment, Instruments & Components–6.21%
	AVX	39,860	607,466
	Cognex	21,000	744,030
	CTS	55,083	532,653
	Electro Rent	33,436	572,424
†	Ingram Micro	27,300	495,222
	Jabil Circuit	29,100	587,820
	Littelfuse	10,400	610,688

LVIP SSgA Funds–16

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electronic Equipment, Instruments & Components (continued)

	Methode Electronics	49,200	$571,212
	Molex	23,700	610,749
	Park Electrochemical	17,817	497,985
†	PC Connection	66,100	547,308
	Richardson Electronics	45,100	612,909
†	Synnex	18,211	577,289

			7,567,755

	Energy Equipment & Services–1.98%
	Gulf Island Fabrication	18,501	597,212
	Patterson-UTI Energy	20,200	638,522
	SEACOR Holdings	6,400	639,744
	Tidewater	9,949	535,356

			2,410,834

	Food & Staples Retailing–1.99%
	Ingles Markets Class A	28,972	479,487
	Nash Finch	15,700	562,217
	Spartan Stores	40,200	785,106
	Weis Markets	14,730	599,953

			2,426,763

	Food Products–1.04%
	Cal-Maine Foods	20,138	643,610
	Sanderson Farms	13,000	621,140

			1,264,750

	Gas Utilities–0.69%
	Southern Union	20,800	835,120

			835,120

	Health Care Equipment & Supplies–5.10%
	Analogic	10,496	551,985
	Atrion	3,363	665,201
	Cantel Medical	23,079	621,056
	Cooper	8,525	675,521
	DENTSPLY International	16,100	613,088
	Hill-Rom Holdings	15,600	718,224
	Invacare	19,058	632,535
	Teleflex	10,231	624,705
	West Pharmaceutical Services	13,320	582,883
	Young Innovations	18,600	530,472

			6,215,670

	Health Care Providers & Services–5.09%
†	Amedisys	16,400	436,732
	Chemed	8,645	566,420
	Ensign Group	17,981	546,443
	Lincare Holdings	20,000	585,400
	National Healthcare	12,837	636,330
	Owens & Minor	18,301	631,201
	Patterson	18,500	608,465
†	Triple-S Management Class B	28,900	627,997
†	Universal American	26,188	286,759
	Universal Health Services Class B	12,008	618,772
	U.S. Physical Therapy	26,600	657,818

			6,202,337

	Hotels, Restaurants & Leisure–1.90%
	Bob Evans Farms	18,200	636,454
	Marcus	54,552	538,974
	Speedway Motorsports	35,900	509,062
	Wyndham Worldwide	18,700	629,255

			2,313,745

	Household Durables–1.25%
	American Greetings Class A	25,200	605,808
	Blyth	18,300	921,405

			1,527,213

	Industrial Conglomerates–0.54%
	Seaboard	273	660,114

			660,114

	Insurance–7.69%
	American National Insurance	7,500	581,250
	Aspen Insurance Holdings	21,563	554,816
	Axis Capital Holdings	16,452	509,354
	Baldwin & Lyons Class B	24,540	568,592
	EMC Insurance Group	23,491	448,678
	Everest Re Group	6,700	547,725
	Fidelity National Financial Class A	42,100	662,653
	Horace Mann Educators	35,421	552,922
	Kansas City Life Insurance	18,400	573,160
	OneBeacon Insurance Group	43,970	588,758
	PartnerRe	7,500	516,375
	Protective Life	21,600	499,608
	Safety Insurance Group	12,948	544,334
	Transatlantic Holdings	12,200	597,922
	United Fire & Casualty	29,400	510,678
	Unitrin	18,600	551,862
	Validus Holdings	17,847	552,365

			9,361,052

	Internet Software & Services–1.52%
	Earthlink	75,921	584,212
	Keynote Systems	32,000	692,160
	United Online	94,400	569,232

			1,845,604

	IT Services–2.27%
	Broadridge Financial Solutions	26,200	630,634
	Cass Information Systems	15,100	570,176
	DST Systems	10,900	575,520

LVIP SSgA Funds–17

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	IT Services (continued)

	Lender Processing Services	17,800	$372,198
	Total System Services	32,967	612,527

			2,761,055

	Life Sciences Tools & Services–0.97%
	PerkinElmer	22,596	608,058
	Pharmaceutical Product Development	21,452	575,772

			1,183,830

	Machinery–2.86%
	Alamo Group	20,938	496,231
	Ampco-Pittsburgh	21,564	505,676
	Barnes Group	28,500	707,084
	Mueller Industries	16,200	614,142
	NACCO Industries Class A	5,400	522,828
	Pentair	15,700	633,652

			3,479,613

	Media–2.70%
	Cinemark Holdings	30,699	635,776
	Gannett	39,100	559,912
	Harte-Hanks	48,366	392,732
	Meredith	16,900	526,097
	Scholastic	22,000	585,200
	Washington Post Class B	1,400	586,530

			3,286,247

	Multiline Retail–1.46%
	Bon-Ton Stores	37,100	360,612
	Dillard’s Class A	14,800	771,672
	Fred’s Class A	44,600	643,578

			1,775,862

	Multi-Utilities–1.56%
	Avista	25,700	660,233
	Northwestern	19,600	648,956
	SCANA	15,100	594,487

			1,903,676

	Oil, Gas & Consumable Fuels–2.43%
	DHT Holdings	119,400	457,302
	EXCO Resources	28,800	508,320
†	Green Plains Renewable Energy	47,700	514,683
	Overseas Shipholding Group	18,555	499,872
	Penn Virginia	33,900	447,819
	World Fuel Services	14,700	528,171

			2,956,167

	Paper & Forest Products–3.03%
	Domtar	6,500	615,680
	Glatfelter	44,574	685,548
	MeadWestvaco	19,600	652,876
	Neenah Paper	27,100	576,688
	Schweitzer-Mauduit International	11,700	656,955
	Wausau Paper	75,200	506,848

			3,694,595

	Pharmaceuticals–0.58%
	Medicis Pharmaceutical Class A	18,552	708,130

			708,130

	Real Estate Investment Trusts–6.83%
	American Capital Agency	20,400	593,844
	Anworth Mortgage Asset	83,825	629,526
	Apollo Commercial Real Estate	36,400	586,768
	Capstead Mortgage	46,516	623,314
	Chimera Investment	150,200	519,692
	CreXus Investment	52,100	578,831
	Hatteras Financial	21,168	597,573
	Invesco Mortgage Capital	27,251	575,814
	MFA Financial	72,497	582,876
	PennyMac Mortgage Investment Trust	32,400	536,868
†	RAIT Financial Trust	233,500	490,350
	Redwood Trust	38,200	577,584
	Two Harbors Investment	56,800	610,600
	Walter Investment Management	36,900	818,810

			8,322,450

	Road & Rail–0.55%
	Ryder System	11,725	666,566

			666,566

	Semiconductors & Semiconductor Equipment–3.02%
	Cohu	37,353	489,698
	Intersil Class A	47,700	612,945
	Micrel	42,600	450,708
	MKS Instruments	17,300	457,066
	National Semiconductor	41,400	1,018,854
†	Sunpower	33,400	645,622

			3,674,893

	Software–1.41%
	EPIQ Systems	41,400	588,708
†	ePlus	22,100	584,324
	Fair Isaac	18,168	548,674

			1,721,706

	Specialty Retail–3.67%
	Big 5 Sporting Goods	48,184	378,726
	Brown Shoe	47,000	500,550
	Cato Class A	24,236	697,997
	Foot Locker	30,154	716,459
	RadioShack	39,600	527,076
	Rent-A-Center	17,000	519,520

LVIP SSgA Funds–18

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Specialty Retail (continued)

	Sonic Automotive Class A	42,500	$622,625
	Stage Stores	29,900	502,320

			4,465,273

	Textiles, Apparel & Luxury Goods–0.38%
	Jones Group	41,700	452,445

			452,445

	Thrift & Mortgage Finance–0.40%
	Hudson City Bancorp	59,300	485,667

			485,667

	Tobacco–0.41%
	Universal	13,221	498,035

			498,035

	Trading Companies & Distributors–1.38%
	GATX	15,386	571,128
	SeaCube Container Leasing	37,100	637,378
	Textainer Group Holdings	15,436	474,503

			1,683,009

	Wireless Telecommunciation Services–0.96%
	Telephone & Data Systems	17,600	547,008
	USA Mobility	41,000	625,660

			1,172,668

	Total Common Stock (Cost $108,932,841)		116,640,322

	SHORT-TERM INVESTMENTS–3.89%

	Money Market Mutual Fund–3.68%
	Dreyfus Treasury & Agency Cash Management Fund	4,480,401	4,480,401

			4,480,401

		Principal
		Amount
		(U.S. $)

∧	U.S. Treasury Obligations–0.21%
	U.S. Treasury Bills
	¥0.00% 7/7/11	$40,000	40,000
	0.003% 9/22/11	60,000	59,998
	¥0.003% 10/13/11	5,000	5,000
	¥0.013% 8/25/11	146,000	145,999

			250,997

	Total Short-Term Investments (Cost $4,731,398)		4,731,398

TOTAL VALUE OF SECURITIES–99.67% (Cost $113,664,239)	121,371,720

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	401,160

NET ASSETS APPLICABLE TO 9,150,729 SHARES OUTSTANDING–100.00%	$121,772,880

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND STANDARD CLASS ($22,765,907 / 1,709,034 Shares)	$13.321

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND SERVICE CLASS ($99,006,973 / 7,441,695 Shares)	$13.304

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$87,909,925
Undistributed net investment income	2,046,856
Accumulated net realized gain on investments	23,914,816
Net unrealized appreciation of investments	7,901,283

Total net assets	$121,772,880

†	Non income producing security.

∧	Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSgA Funds–19

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

[1]	The following futures contract was outstanding at June 30, 2011:

Futures Contract

				Unrealized
	Notional	Notional		Appreciation
Contract to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
61 Russell 2000 Mini Index	$4,841,331	$5,034,940	9/16/2011	$193,609

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–20

LVIP SSgA Funds
Statements of Operations
Six Months Ended June 30, 2011 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	SSgA Developed	SSgA Emerging	SSgA Large Cap	SSgA Small-Mid
	International 150 Fund	Markets 100 Fund	100 Fund	Cap 200 Fund

INVESTMENT INCOME:
Dividends	$9,148,088	$5,199,555	$6,516,635	$1,565,819
Interest	406	1,243	410	80
Foreign tax withheld	(731,041)	(494,802)	—	(341)

	8,417,453	4,705,996	6,517,045	1,565,558

EXPENSES:
Management fees	1,075,643	1,532,839	1,258,760	387,582
Distribution expenses-Service Class	196,579	230,727	387,289	122,447
Accounting and administration expenses	65,894	64,626	111,207	25,811
Custodian fees	64,109	125,523	3,301	2,063
Reports and statements to shareholders	14,760	26,865	16,919	11,597
Professional fees	12,741	12,499	12,788	10,095
Pricing fees	5,613	7,951	516	1,295
Trustees’ fees	3,737	3,676	6,605	1,560
Other	5,567	12,549	5,312	2,196

	1,444,643	2,017,255	1,802,697	564,646
Less expenses waived/reimbursed	(577,031)	(1,034,056)	(482,963)	(169,479)

Total operating expenses	867,612	983,199	1,319,734	395,167

NET INVESTMENT INCOME	7,549,841	3,722,797	5,197,311	1,170,391

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	15,567,952	38,771,198	37,946,997	12,107,146
Foreign currencies	(12,466)	(372,167)	—	—
Futures contracts	490,974	—	(68,358)	94,978

Net realized gain	16,046,460	38,399,031	37,878,639	12,202,124
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(11,445,498)	(27,291,541)	(8,700,180)	(9,541,717)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,600,962	11,107,490	29,178,459	2,660,407

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,150,803	$14,830,287	$34,375,770	$3,830,798

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–21

LVIP SSgA Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP		LVIP
	SSgA Developed		SSgA Emerging		SSgA Large Cap		SSgA Small-Mid
	International 150 Fund		Markets 100 Fund		100 Fund		Cap 200 Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	6/30/11	Ended	6/30/11	Ended	6/30/11	Ended	6/30/11	Ended
	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,549,841	$3,622,068	$3,722,797	$3,173,344	$5,197,311	$6,584,552	$1,170,391	$2,238,266
Net realized gain on investments and foreign currencies	16,046,460	15,372,837	38,399,031	23,553,351	37,878,639	35,776,344	12,202,124	15,568,739
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	(11,445,498)	(1,003,873)	(27,291,541)	18,793,221	(8,700,180)	13,061,112	(9,541,717)	1,513,820

Net increase in net assets resulting from operations	12,150,803	17,991,032	14,830,287	45,519,916	34,375,770	55,422,008	3,830,798	19,320,825

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,080,132)	—	(735,506)	—	(1,523,727)	—	(101,014)
Service Class	—	(1,357,471)	—	(1,343,293)	—	(2,624,822)	—	(1,300,964)

	—	(2,437,603)	—	(2,078,799)	—	(4,148,549)	—	(1,401,978)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	77,641,281	95,974,302	52,053,969	56,210,822	67,350,356	134,960,303	16,774,683	6,820,144
Service Class	15,963,400	75,244,330	27,135,151	90,736,150	30,541,538	150,800,965	12,338,274	61,475,194
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,080,132	—	735,506	—	1,523,727	—	101,014
Service Class	—	1,357,471	—	1,343,293	—	2,624,822	—	1,300,964

	93,604,681	173,656,235	79,189,120	149,025,771	97,891,894	289,909,817	29,112,957	69,697,316

Cost of shares repurchased:
Standard Class	(5,093,143)	(3,706,086)	(13,176,903)	(13,722,421)	(15,181,560)	(4,496,886)	(2,897,428)	(1,574,792)
Service Class	(15,573,594)	(13,736,532)	(29,724,300)	(40,603,520)	(51,271,726)	(36,854,785)	(15,383,010)	(32,357,682)

	(20,666,737)	(17,442,618)	(42,901,203)	(54,325,941)	(66,453,286)	(41,351,671)	(18,280,438)	(33,932,474)

Increase in net assets derived from capital share transactions	72,937,944	156,213,617	36,287,917	94,699,830	31,438,608	248,558,146	10,832,519	35,764,842

NET INCREASE IN NET ASSETS	85,088,747	171,767,046	51,118,204	138,140,947	65,814,378	299,831,605	14,663,317	53,683,689
NET ASSETS:
Beginning of period	250,855,316	79,088,270	257,920,230	119,779,283	451,465,149	151,633,544	107,109,563	53,425,874

End of period	$335,944,063	$250,855,316	$309,038,434	$257,920,230	$517,279,527	$451,465,149	$121,772,880	$107,109,563

Undistributed (accumulated) net investment income (loss)	$8,824,684	$1,287,309	$3,344,528	$(6,102)	$7,628,239	$2,430,928	$2,046,856	$876,465

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–22

LVIP SSgA Developed International 150 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund
	Standard Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$8.551	$8.067	$5.650	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.237	0.220	0.154	0.143
Net realized and unrealized gain (loss) on investments and foreign currencies	0.180	0.363	2.370	(4.421)

Total from investment operations	0.417	0.583	2.524	(4.278)

Less dividends and distributions from:
Net investment income	—	(0.099)	(0.107)	(0.072)

Total dividends and distributions	—	(0.099)	(0.107)	(0.072)

Net asset value, end of period	$8.968	$8.551	$8.067	$5.650

Total return[4]	4.88%	7.26%	44.72%	(42.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,562	$99,086	$557	$75
Ratio of expenses to average net assets	0.47%	0.52%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.93%	1.10%	2.79%
Ratio of net investment income to average net assets	5.39%	2.67%	2.21%	3.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.99%	2.26%	1.62%	0.89%
Portfolio turnover	52%	47%	42%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–23

LVIP SSgA Developed International 150 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund
	Service Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$8.554	$8.070	$5.654	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.226	0.193	0.136	0.132
Net realized and unrealized gain (loss) on investments and foreign currencies	0.180	0.370	2.370	(4.419)

Total from investment operations	0.406	0.563	2.506	(4.287)

Less dividends and distributions from:
Net investment income	—	(0.079)	(0.090)	(0.059)

Total dividends and distributions	—	(0.079)	(0.090)	(0.059)

Net asset value, end of period	$8.960	$8.554	$8.070	$5.654

Total return[4]	4.75%	7.00%	44.33%	(42.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,382	$151,769	$78,531	$23,353
Ratio of expenses to average net assets	0.72%	0.77%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.12%	1.18%	1.35%	3.04%
Ratio of net investment income to average net assets	5.14%	2.42%	1.96%	2.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.74%	2.01%	1.37%	0.64%
Portfolio turnover	52%	47%	42%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–24

LVIP SSgA Emerging Markets 100 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund
	Standard Class
	Six Months
	Ended			6/18/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$13.963	$11.042	$5.874	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.199	0.252	0.183	0.098
Net realized and unrealized gain (loss) on investments and foreign currencies	0.574	2.809	5.098	(4.176)

Total from investment operations	0.773	3.061	5.281	(4.078)

Less dividends and distributions from:
Net investment income	—	(0.140)	(0.113)	(0.048)

Total dividends and distributions	—	(0.140)	(0.113)	(0.048)

Net asset value, end of period	$14.736	$13.963	$11.042	$5.874

Total return[4]	5.54%	27.77%	89.89%	(40.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,880	$78,907	$24,022	$162
Ratio of expenses to average net assets	0.53%	0.58%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.27%	1.30%	1.43%	3.90%
Ratio of net investment income to average net assets	2.81%	2.09%	2.06%	2.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.07%	1.37%	1.31%	(0.48% )
Portfolio turnover	56%	58%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–25

LVIP SSgA Emerging Markets 100 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund
	Service Class
	Six Months
	Ended			6/18/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$13.961	$11.044	$5.877	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.181	0.219	0.161	0.089
Net realized and unrealized gain (loss) on investments and foreign currencies	0.574	2.808	5.096	(4.174)

Total from investment operations	0.755	3.027	5.257	(4.085)

Less dividends and distributions from:
Net investment income	—	(0.110)	(0.090)	(0.038)

Total dividends and distributions	—	(0.110)	(0.090)	(0.038)

Net asset value, end of period	$14.716	$13.961	$11.044	$5.877

Total return[4]	5.41%	27.44%	89.47%	(40.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,158	$179,013	$95,757	$19,006
Ratio of expenses to average net assets	0.78%	0.83%	0.93%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.52%	1.55%	1.68%	4.15%
Ratio of net investment income to average net assets	2.56%	1.84%	1.81%	2.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.82%	1.12%	1.06%	(0.73% )
Portfolio turnover	56%	58%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–26

LVIP SSgA Large Cap 100 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund
	Standard Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$10.340	$8.774	$6.560	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.125	0.256	0.183	0.192
Net realized and unrealized gain (loss) on investments	0.669	1.425	2.131	(3.593)

Total from investment operations	0.794	1.681	2.314	(3.401)

Less dividends and distributions from:
Net investment income	—	(0.115)	(0.100)	(0.039)

Total dividends and distributions	—	(0.115)	(0.100)	(0.039)

Net asset value, end of period	$11.134	$10.340	$8.774	$6.560

Total return[4]	7.68%	19.19%	35.32%	(34.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$209,252	$145,208	$698	$174
Ratio of expenses to average net assets	0.38%	0.41%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.58%	0.59%	0.61%	0.95%
Ratio of net investment income to average net assets	2.31%	2.63%	2.47%	4.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.11%	2.45%	2.32%	3.51%
Portfolio turnover	45%	133%	36%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–27

LVIP SSgA Large Cap 100 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund
	Service Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$10.340	$8.775	$6.564	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.111	0.225	0.165	0.180
Net realized and unrealized gain (loss) on investments	0.669	1.431	2.127	(3.592)

Total from investment operations	0.780	1.656	2.292	(3.412)

Less dividends and distributions from:
Net investment income	—	(0.091)	(0.081)	(0.024)

Total dividends and distributions	—	(0.091)	(0.081)	(0.024)

Net asset value, end of period	$11.120	$10.340	$8.775	$6.564

Total return[4]	7.54%	18.90%	34.96%	(34.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$308,028	$306,257	$150,936	$37,381
Ratio of expenses to average net assets	0.63%	0.66%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.84%	0.86%	1.20%
Ratio of net investment income to average net assets	2.06%	2.38%	2.22%	3.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.86%	2.20%	2.07%	3.26%
Portfolio turnover	45%	133%	36%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–28

LVIP SSgA Small-Mid Cap 200 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund
	Standard Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$12.858	$10.226	$6.839	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.150	0.363	0.243	0.184
Net realized and unrealized gain (loss) on investments and foreign currencies	0.313	2.470	3.283	(3.278)

Total from investment operations	0.463	2.833	3.526	(3.094)

Less dividends and distributions from:
Net investment income	—	(0.201)	(0.139)	(0.067)

Total dividends and distributions	—	(0.201)	(0.139)	(0.067)

Net asset value, end of period	$13.321	$12.858	$10.226	$6.839

Total return[4]	3.60%	27.75%	51.66%	(30.92% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,766	$8,415	$2,049	$368
Ratio of expenses to average net assets	0.49%	0.51%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.81%	0.86%	1.35%
Ratio of net investment income to average net assets	2.30%	3.16%	2.93%	3.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.00%	2.86%	2.53%	2.56%
Portfolio turnover	54%	76%	42%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–29

LVIP SSgA Small-Mid Cap 200 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund
	Service Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$12.858	$10.228	$6.843	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.134	0.330	0.222	0.171
Net realized and unrealized gain (loss) on investments and foreign currencies	0.312	2.472	3.281	(3.275)

Total from investment operations	0.446	2.802	3.503	(3.104)

Less dividends and distributions from:
Net investment income	—	(0.172)	(0.118)	(0.053)

Total dividends and distributions	—	(0.172)	(0.118)	(0.053)

Net asset value, end of period	$13.304	$12.858	$10.228	$6.843

Total return[4]	3.47%	27.43%	51.29%	(31.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$99,007	$98,695	$51,377	$13,653
Ratio of expenses to average net assets	0.74%	0.76%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.06%	1.11%	1.60%
Ratio of net investment income to average net assets	2.05%	2.91%	2.68%	3.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75%	2.61%	2.28%	2.31%
Portfolio turnover	54%	76%	42%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–30

LVIP SSgA Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund, and LVIP SSgA Small-Mid Cap 200 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The investment objective of each Fund is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in the foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

LVIP SSgA Funds–31

LVIP SSgA Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Funds’ investment portfolio, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

0.75%	1.09%	0.52%	0.69%

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2012 at an annual rate based on each Fund’s average daily net assets as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

On the first $100 million	0.35%	0.69%	0.12%	0.29%
In excess of $100 million	0.43%	0.76%	0.22%	0.39%

Prior to May 1, 2011, LIAC had contractually agreed to waive its fee and/or reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding distribution fees), did not exceed specified percentage of average daily net assets of the Funds as follows:

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

0.80%	0.90%	0.60%	0.60%

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Funds’ investment portfolios. For these services, LIAC, not the Funds, pays the Sub-Advisor an annual fee based on each Fund’s average daily net assets as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

On the first $50 million	0.18%	0.18%	0.18%	0.18%
On the next $50 million	0.06%	0.10%	0.10%	0.05%
On the next $400 million	0.06%	0.06%	0.05%	0.05%
In excess of $500 million	0.04%	0.05%	0.02%	0.02%
Minimum annual fee	$50,000	$50,000	$50,000	$50,000

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Administration fees	$14,342	$14,063	$24,207	$5,617
Legal fees	1,201	1,195	2,036	475

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

LVIP SSgA Funds–32

LVIP SSgA Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2011, the Funds had liabilities payable to affiliates as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Management fees payable to LIAC	$91,422	$88,072	$131,744	$36,757
Distribution fees payable to LFD	31,916	38,105	62,202	19,608

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

At June 30, 2011, Lincoln Life directly owned 0.05% of the Standard Class shares and 5.75% of the Service Class shares of the LVIP SSgA Developed International 150 Fund.

3.	Investments
For the six months ended June 30, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Purchases	$225,445,675	$192,182,927	$260,206,043	$70,390,238
Sales	146,312,475	156,938,833	215,389,643	59,417,952

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Cost of investments	$327,158,190	$285,825,459	$476,555,839	$114,667,479

Aggregate unrealized appreciation	$25,470,041	$40,206,569	$54,255,714	$12,408,070
Aggregate unrealized depreciation	(22,093,266)	(19,186,778)	(14,576,737)	(5,703,829)

Net unrealized appreciation	$3,376,775	$21,019,791	$39,678,977	$6,704,241

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP SSgA Funds–33

LVIP SSgA Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2011:

LVIP SSgA Developed International 150 Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$13,552,010	$307,226,261	$—	$320,778,271
Short-Term Investment	7,057,119	—	—	7,057,119
Other	—	2,697,657	1,918	2,699,575

Total	$20,609,129	$309,923,918	$1,918	$330,534,965

Futures Contract	$351,840	$—	$—	$351,840

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Other

Balance as of 12/31/10	$—
Net change in unrealized appreciation/depreciation	1,918

Balance as of 6/30/11	$1,918

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$1,918

LVIP SSgA Emerging Markets 100 Fund

	Level 1	Level 2	Total

Common Stock	$40,122,304	$235,786,701	$275,909,005
Short-Term Investment	5,538,176	—	5,538,176
Preferred Stock	25,398,069	—	25,398,069

Total	$71,058,549	$235,786,701	$306,845,250

Foreign Currency Exchange Contracts	$—	$(926)	$(926)

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Large Cap 100 Fund

	Level 1	Level 2	Total

Common Stock	$512,573,464	$—	$512,573,464
Short-Term Investments	3,291,355	369,997	3,661,352

Total	$515,864,819	$369,997	$516,234,816

Futures Contract	$102,763	$—	$102,763

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total

Common Stock	$116,640,322	$—	$116,640,322
Short-Term Investments	4,480,401	250,997	4,731,398

Total	$121,120,723	$250,997	$121,371,720

Futures Contracts	$193,609	$—	$193,609

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Funds–34

LVIP SSgA Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Ordinary income	$2,437,603	$2,078,799	$4,148,549	$1,401,978

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Shares of beneficial interest	$296,028,628	$221,322,743	$403,207,276	$87,909,925
Undistributed ordinary income	33,014,474	55,242,263	58,134,879	11,702,702
Undistributed long-term capital gains	3,374,679	11,441,705	16,323,059	15,301,043
Unrealized appreciation of investments and foreign currencies	3,526,282	21,031,723	39,614,313	6,859,210

Net assets	$335,944,063	$309,038,434	$517,279,527	$121,772,880

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of passive foreign investment companies, mark-to-market on futures contracts, mark-to-market on foreign currency contracts, REITs and tax treatment of regulated investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to consent dividends and tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Funds recorded the following reclassifications:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging
	International	Markets
	150 Fund	100 Fund

Undistributed net investment income	$(12,466)	$(372,167)
Accumulated net realized gain	12,466	372,167

LVIP SSgA Funds–35

LVIP SSgA Funds
Notes to Financial Statements (continued)

6.	Capital Shares

	LVIP SSgA Developed		LVIP SSgA Emerging		LVIP SSgA		LVIP SSgA
	International 150 Fund		Markets 100 Fund		Large Cap 100 Fund		Small-Mid Cap 200 Fund
	Six		Six		Six		Six
	Months	Year	Months	Year	Months	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10

Shares sold:
Standard Class	8,676,720	11,834,110	3,626,538	4,629,406	6,133,955	14,280,015	1,275,190	581,060
Service Class	1,803,644	9,562,417	1,922,273	7,631,148	2,805,262	16,070,960	941,529	5,477,473
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	129,342	—	54,770	—	150,566	—	8,016
Service Class	—	162,474	—	100,029	—	259,319	—	103,218

	10,480,364	21,688,343	5,548,811	12,415,353	8,939,217	30,760,860	2,216,719	6,169,767

Shares repurchased:
Standard Class	(576,477)	(444,457)	(939,097)	(1,208,441)	(1,383,516)	(466,106)	(220,622)	(134,984)
Service Class	(1,758,455)	(1,713,130)	(2,094,478)	(3,578,895)	(4,724,844)	(3,910,851)	(1,175,607)	(2,928,012)

	(2,334,932)	(2,157,587)	(3,033,575)	(4,787,336)	(6,108,360)	(4,376,957)	(1,396,229)	(3,062,996)

Net increase	8,145,432	19,530,756	2,515,236	7,628,017	2,830,857	26,383,903	820,490	3,106,771

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing their investment objectives and strategies. Each Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

8.	Market Risk
Some countries in which the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

LVIP SSgA Funds–36

LVIP SSgA Funds
Notes to Financial Statements (continued)

8.	Market Risk (continued)

The LVIP SSgA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Funds invest in REITs and are subject to the risks associated with that industry. If the Funds hold real estate directly as a result of defaults or receive rental income directly from real estate holdings, their tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2011. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Funds–37

LVIP SSgA Allocation Funds

LVIP SSgA Index Allocation Funds
LVIP SSgA Conservative Index Allocation Fund
LVIP SSgA Moderate Index Allocation Fund
LVIP SSgA Moderately Aggressive Index Allocation Fund
LVIP SSgA Structured Allocation Funds
LVIP SSgA Conservative Structured Allocation Fund
LVIP SSgA Moderate Structured Allocation Fund
LVIP SSgA Moderately Aggressive Structured Allocation Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP SSgA Allocation Funds

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocations	3
Statements of Net Assets	5
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	21

LVIP SSgA Allocation Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Conservative Index Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,037.90	0.20%	$1.01
Service Class Shares	1,000.00	1,036.60	0.45%	2.27

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderate Index Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,042.60	0.20%	$1.01
Service Class Shares	1,000.00	1,041.30	0.45%	2.28

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderately Aggressive Index Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,039.20	0.20%	$1.01
Service Class Shares	1,000.00	1,038.00	0.45%	2.27

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Allocation Funds–1

LVIP SSgA Allocation Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP SSgA Conservative Structured Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,040.00	0.20%	$1.01
Service Class Shares	1,000.00	1,038.80	0.45%	2.27

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderate Structured Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,047.20	0.20%	$1.02
Service Class Shares	1,000.00	1,045.90	0.45%	2.28

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderately Aggressive Structured Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,048.20	0.20%	$1.02
Service Class Shares	1,000.00	1,046.90	0.45%	2.28

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP SSgA Allocation Funds–2

LVIP SSgA Index Allocation Funds

Security Type/Sector Allocations
As of June 30, 2011

LVIP SSgA Conservative Index Allocation Fund

Percentage
Security Type/ Sector	of Net Assets

Affiliated Investment Companies	85.50%

Equity Funds	21.63%
Fixed Income Fund	50.04%
International Equity Fund	13.83%

Unaffiliated Investment Companies	13.88%

Fixed Income Fund	9.97%
International Equity Fund	3.91%

Short-Term Investment	0.78%

Total Value of Securities	100.16%

Liabilities Net of Receivables and Other Assets	(0.16%)

Total Net Assets	100.00%

LVIP SSgA Moderate Index Allocation Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	83.59%

Equity Funds	33.58%
Fixed Income Fund	30.19%
International Equity Fund	19.82%

Unaffiliated Investment Companies	15.91%

Fixed Income Fund	10.02%
International Equity Fund	5.89%

Short-Term Investment	0.32%

Total Value of Securities	99.82%

Receivables and Other Assets Net of Liabilities	0.18%

Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Index Allocation Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	84.53%

Equity Funds	37.55%
Fixed Income Fund	25.15%
International Equity Fund	21.83%

Unaffiliated Investment Companies	14.84%

Fixed Income Fund	5.01%
International Equity Fund	9.83%

Short-Term Investment	1.16%

Total Value of Securities	100.53%

Liabilities Net of Receivables and Other Assets	(0.53%)

Total Net Assets	100.00%

LVIP SSgA Allocation Funds–3

LVIP SSgA Structured Allocation Funds

Security Type/Sector Allocations
As of June 30, 2011

LVIP SSgA Conservative Structured Allocation Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	89.70%

Equity Funds	21.72%
Fixed Income Fund	50.14%
International Equity Funds	17.84%

Unaffiliated Investment Company	9.99%

Short-Term Investment	0.38%

Total Value of Securities	100.07%

Liabilities Net of Receivables and Other Assets	(0.07%)

Total Net Assets	100.00%

LVIP SSgA Moderate Structured Allocation Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	89.42%

Equity Funds	33.51%
Fixed Income Fund	30.14%
International Equity Funds	25.77%

Unaffiliated Investment Company	10.01%

Short-Term Investment	0.87%

Total Value of Securities	100.30%

Liabilities Net of Receivables and Other Assets	(0.30%)

Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	94.45%

Equity Funds	37.46%
Fixed Income Fund	25.20%
International Equity Funds	31.79%

Unaffiliated Investment Company	5.02%

Short-Term Investment	0.52%

Total Value of Securities	99.99%

Receivables and Other Assets Net of Liabilities	0.01%

Total Net Assets	100.00%

LVIP SSgA Allocation Funds–4

LVIP SSgA Conservative Index Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–85.50%
	Equity Funds–21.63%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA S&P 500 Index Fund	267,847	$2,500,088
	LVIP SSgA Small-Cap Index Fund	29,173	553,472

			3,053,560

	Fixed Income Fund–50.04%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Bond Index Fund	627,956	7,063,245

			7,063,245

	International Equity Fund–13.83%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA International Index Fund	233,783	1,952,320

			1,952,320

	Total Affiliated Investment Companies (Cost $11,827,990)		12,069,125

	UNAFFILIATED INVESTMENT COMPANIES–13.88%
	Fixed Income Fund–9.97%
	SPDR® Barclays Capital TIPS ETF	25,708	$1,406,999

			1,406,999

	International Equity Fund–3.91%
	SPDR® S&P Emerging Markets ETF	7,525	551,778

			551,778

	Total Unaffiliated Investment Companies (Cost $1,934,047)		1,958,777

	SHORT-TERM INVESTMENT–0.78%
	Money Market Mutual Fund–0.78%
	Dreyfus Treasury & Agency Cash Management Fund	110,692	110,692

	Total Short-Term Investment (Cost $110,692)		110,692

TOTAL VALUE OF SECURITIES–100.16% (Cost $13,872,729)	14,138,594

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(22,358)

NET ASSETS APPLICABLE TO 1,295,481 SHARES OUTSTANDING–100.00%	$14,116,236

NET ASSET VALUE–LVIP SSgA CONSERVATIVE INDEX ALLOCATION FUND STANDARD CLASS ($38,532 / 3,529 Shares)	$10.919

NET ASSET VALUE–LVIP SSgA CONSERVATIVE INDEX ALLOCATION FUND SERVICE CLASS ($14,077,704 / 1,291,952 Shares)	$10.896

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$13,845,787
Undistributed net investment income	14,812
Accumulated net realized loss on investments	(10,228)
Net unrealized appreciation of investments	265,865

Total net assets	$14,116,236

*	Standard Class shares.

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–5

LVIP SSgA Moderate Index Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–83.59%
	Equity Funds–33.58%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA S&P 500 Index Fund	992,272	$9,261,868
	LVIP SSgA Small-Cap Index Fund	149,620	2,838,584

			12,100,452

	Fixed Income Fund–30.19%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Bond Index Fund	967,042	10,877,288

			10,877,288

	International Equity Fund–19.82%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA International Index Fund	855,223	7,141,967

			7,141,967

	Total Affiliated Investment Companies (Cost $29,481,052)		30,119,707

	UNAFFILIATED INVESTMENT COMPANIES–15.91%
	Fixed Income Fund–10.02%
	SPDR® Barclays Capital TIPS ETF	65,958	$3,609,881

			3,609,881

	International Equity Fund–5.89%
	SPDR® S&P Emerging Markets ETF	28,942	2,122,202

			2,122,202

	Total Unaffiliated Investment Companies (Cost $5,670,146)		5,732,083

	SHORT-TERM INVESTMENT–0.32%
	Money Market Mutual Fund–0.32%
	Dreyfus Treasury & Agency Cash Management Fund	115,964	115,964

	Total Short-Term Investment (Cost $115,964)		115,964

TOTAL VALUE OF SECURITIES–99.82% (Cost $35,267,162)	35,967,754

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	66,272

NET ASSETS APPLICABLE TO 3,226,758 SHARES OUTSTANDING–100.00%	$36,034,026

NET ASSET VALUE–LVIP SSgA MODERATE INDEX ALLOCATION FUND STANDARD CLASS ($644,113 / 57,550 Shares)	$11.192

NET ASSET VALUE–LVIP SSgA MODERATE INDEX ALLOCATION FUND SERVICE CLASS ($35,389,913 / 3,169,208 Shares)	$11.167

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$35,289,777
Undistributed net investment income	45,804
Accumulated net realized loss on investments	(2,147)
Net unrealized appreciation of investments	700,592

Total net assets	$36,034,026

*	Standard Class shares.

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–6

LVIP SSgA Moderately Aggressive Index Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–84.53%
	Equity Funds–37.55%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA S&P 500 Index Fund	1,291,032	$12,050,493
	LVIP SSgA Small-Cap Index Fund	225,955	4,286,813

			16,337,306

	Fixed Income Fund–25.15%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Bond Index Fund	973,108	10,945,514

			10,945,514

	International Equity Fund–21.83%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA International Index Fund	1,137,632	9,500,361

			9,500,361

	Total Affiliated Investment Companies (Cost $36,080,489)		36,783,181

	UNAFFILIATED INVESTMENT COMPANIES–14.84%
	Fixed Income Fund–5.01%
	SPDR® Barclays Capital TIPS ETF	39,833	$2,180,060

			2,180,060

	International Equity Fund–9.83%
	SPDR® S&P Emerging Markets ETF	58,364	4,279,599

			4,279,599

	Total Unaffiliated Investment Companies (Cost $6,423,457)		6,459,659

	SHORT-TERM INVESTMENT–1.16%
	Money Market Mutual Fund–1.16%
	Dreyfus Treasury & Agency Cash Management Fund	503,638	503,638

	Total Short-Term Investment (Cost $503,638)		503,638

TOTAL VALUE OF SECURITIES–100.53% (Cost $43,007,584)	43,746,478

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.53%)	(230,179)

NET ASSETS APPLICABLE TO 3,859,198 SHARES OUTSTANDING–100.00%	$43,516,299

NET ASSET VALUE–LVIP SSgA MODERATELY AGGRESSIVE INDEX ALLOCATION FUND STANDARD CLASS ($426,781 / 37,764 Shares)	$11.301

NET ASSET VALUE–LVIP SSgA MODERATELY AGGRESSIVE INDEX ALLOCATION FUND SERVICE CLASS ($43,089,518 / 3,821,434 Shares)	$11.276

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$42,770,144
Undistributed net investment income	22,113
Accumulated net realized loss on investments	(14,852)
Net unrealized appreciation of investments	738,894

Total net assets	$43,516,299

*	Standard Class shares.

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–7

LVIP SSgA Conservative Structured Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–89.70%
	Equity Funds–21.72%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Large Cap 100 Fund	618,485	$6,886,208
	LVIP SSgA S&P 500 Index Fund	739,559	6,903,041
	LVIP SSgA Small-Cap Index Fund	80,668	1,530,442
	LVIP SSgA Small-Mid Cap 200 Fund	115,579	1,539,634

			16,859,325

	Fixed Income Fund–50.14%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Bond Index Fund	3,459,886	38,916,799

			38,916,799

	International Equity Funds–17.84%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Developed International 150 Fund	597,935	5,362,280
	LVIP SSgA Emerging Markets 100 Fund	210,386	3,100,251
	LVIP SSgA International Index Fund	644,075	5,378,669

			13,841,200

	Total Affiliated Investment Companies (Cost $68,212,091)		69,617,324

	UNAFFILIATED INVESTMENT COMPANY–9.99%
	Fixed Income Fund–9.99%
	SPDR® Barclays Capital TIPS ETF	141,697	$7,755,077

	Total Unaffiliated Investment Company (Cost $7,624,511)		7,755,077

	SHORT-TERM INVESTMENT–0.38%
	Money Market Mutual Fund–0.38%
	Dreyfus Treasury & Agency Cash Management Fund	294,991	294,991

	Total Short-Term Investment (Cost $294,991)		294,991

TOTAL VALUE OF SECURITIES–100.07% (Cost $76,131,593)	77,667,392

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(53,764)

NET ASSETS APPLICABLE TO 7,139,847 SHARES OUTSTANDING–100.00%	$77,613,628

NET ASSET VALUE–LVIP SSgA CONSERVATIVE STRUCTURED ALLOCATION FUND STANDARD CLASS ($97,721 / 8,971 Shares)	$10.893

NET ASSET VALUE–LVIP SSgA CONSERVATIVE STRUCTURED ALLOCATION FUND SERVICE CLASS ($77,515,907 / 7,130,876 Shares)	$10.870

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$76,067,273
Undistributed net investment income	49,529
Accumulated net realized loss on investments	(38,973)
Net unrealized appreciation of investments	1,535,799

Total net assets	$77,613,628

*	Standard Class shares.

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–8

LVIP SSgA Moderate Structured Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–89.42%
	Equity Funds–33.51%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Large Cap 100 Fund	2,336,413	$26,013,618
	LVIP SSgA S&P 500 Index Fund	2,794,900	26,087,596
	LVIP SSgA Small-Cap Index Fund	421,648	7,999,504
	LVIP SSgA Small-Mid Cap 200 Fund	604,446	8,051,827

			68,152,545

	Fixed Income Fund–30.14%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Bond Index Fund	5,449,337	61,294,143

			61,294,143

	International Equity Funds–25.77%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Developed International 150 Fund	2,237,584	20,066,655
	LVIP SSgA Emerging Markets 100 Fund	828,162	12,203,796
	LVIP SSgA International Index Fund	2,411,293	20,136,709

			52,407,160

	Total Affiliated Investment Companies (Cost $178,001,660)		181,853,848

	UNAFFILIATED INVESTMENT COMPANY–10.01%
	Fixed Income Fund–10.01%
	SPDR® Barclays Capital TIPS ETF	371,816	$20,349,490

	Total Unaffiliated Investment Company (Cost $20,010,115)		20,349,490

	SHORT-TERM INVESTMENT–0.87%
	Money Market Mutual Fund–0.87%
	Dreyfus Treasury & Agency Cash Management Fund	1,775,304	1,775,304

	Total Short-Term Investment (Cost $1,775,304)		1,775,304

TOTAL VALUE OF SECURITIES–100.30% (Cost $199,787,079)	203,978,642

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(616,061)

NET ASSETS APPLICABLE TO 18,297,387 SHARES OUTSTANDING–100.00%	$203,362,581

NET ASSET VALUE–LVIP SSgA MODERATE STRUCTURED ALLOCATION FUND STANDARD CLASS ($1,218,041 / 109,354 Shares)	$11.139

NET ASSET VALUE–LVIP SSgA MODERATE STRUCTURED ALLOCATION FUND SERVICE CLASS ($202,144,540 / 18,188,033 Shares)	$11.114

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$199,058,979
Undistributed net investment income	137,029
Accumulated net realized loss on investments	(24,990)
Net unrealized appreciation of investments	4,191,563

Total net assets	$203,362,581

*	Standard Class shares.

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–9

LVIP SSgA Moderately Aggressive Structured Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–94.45%
	Equity Funds–37.46%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Large Cap 100 Fund	1,837,721	$20,461,187
	LVIP SSgA S&P 500 Index Fund	2,198,524	20,521,024
	LVIP SSgA Small-Cap Index Fund	384,654	7,297,654
	LVIP SSgA Small-Mid Cap 200 Fund	551,627	7,348,225

			55,628,090

	Fixed Income Fund–25.20%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Bond Index Fund	3,326,526	37,416,761

			37,416,761

	International Equity Funds–31.79%
	*Lincoln Variable Insurance Products Trust–
	LVIP SSgA Developed International 150 Fund	1,798,648	16,130,277
	LVIP SSgA Emerging Markets 100 Fund	1,010,476	14,890,370
	LVIP SSgA International Index Fund	1,939,357	16,195,571

			47,216,218

	Total Affiliated Investment Companies (Cost $137,379,392)		140,261,069

	UNAFFILIATED INVESTMENT COMPANY–5.02%
	Fixed Income Fund–5.02%
	SPDR® Barclays Capital TIPS ETF	136,087	$7,448,042

	Total Unaffiliated Investment Company (Cost $7,332,594)		7,448,042

	SHORT-TERM INVESTMENT–0.52%
	Money Market Mutual Fund–0.52%
	Dreyfus Treasury & Agency Cash Management Fund	776,529	776,529

	Total Short-Term Investment (Cost $776,529)		776,529

TOTAL VALUE OF SECURITIES–99.99% (Cost $145,488,515)	148,485,640

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	11,810

NET ASSETS APPLICABLE TO 12,986,265 SHARES OUTSTANDING–100.00%	$148,497,450

NET ASSET VALUE–LVIP SSgA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION FUND STANDARD CLASS ($677,884 / 59,149 Shares)	$11.461

NET ASSET VALUE–LVIP SSgA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION FUND SERVICE CLASS ($147,819,566 / 12,927,116 Shares)	$11.435

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$145,763,283
Undistributed net investment income	36,879
Accumulated net realized loss on investments	(299,837)
Net unrealized appreciation of investments	2,997,125

Total net assets	$148,497,450

*	Standard Class shares.

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–10

LVIP SSgA Allocation Funds
Statements of Assets and Liabilities
June 30, 2011 (Unaudited)

	LVIP	LVIP	LVIP	LVIP	LVIP	LVIP
	SSgA Conservative	SSgA Moderate	SSgA Moderately	SSgA Conservative	SSgA Moderate	SSgA Moderately
	Index	Index	Aggressive Index	Structured	Structured	Aggressive Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

ASSETS:
Investments in affiliated investment companies, at value	$12,069,125	$30,119,707	$36,783,181	$69,617,324	$181,853,848	$140,261,069
Investments in unaffiliated investment companies, at value	2,069,469	5,848,047	6,963,297	8,050,068	22,124,794	8,224,571
Cash	—	4	3	7	12	8
Due from manager	6,147	3,415	2,571	—	—	—
Receivables for fund shares sold	226,478	190,654	273,301	290,139	1,242,563	852,553

TOTAL ASSETS	14,371,219	36,161,827	44,022,353	77,957,538	205,221,217	149,338,201

LIABILITIES:
Payables for investment companies securities purchased	106,555	100,053	472,581	294,944	1,775,282	776,487
Payables for fund shares redeemed	126,531	1,701	6,257	12,679	7,085	6,440
Due to manager and affiliates	2,615	6,511	7,674	16,391	56,007	37,541
Accrued expenses payable	19,282	19,536	19,542	19,896	20,262	20,283

TOTAL LIABILITIES	254,983	127,801	506,054	343,910	1,858,636	840,751

TOTAL NET ASSETS	$14,116,236	$36,034,026	$43,516,299	$77,613,628	$203,362,581	$148,497,450

Investments in affiliated investment companies, at cost	$11,827,990	$29,481,052	$36,080,489	$68,212,091	$178,001,660	$137,379,392
Investments in unaffiliated investment companies, at cost	$2,044,739	$5,786,110	$6,927,095	$7,919,502	$21,785,419	$8,109,123

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–11

LVIP SSgA Allocation Funds
Statements of Operations
Six Months Ended June 30, 2011 (Unaudited)

	LVIP	LVIP	LVIP	LVIP	LVIP	LVIP
	SSgA Conservative	SSgA Moderate	SSgA Moderately	SSgA Conservative	SSgA Moderate	SSgA Moderately
	Index Allocation	Index Allocation	Aggressive Index	Structured	Structured	Aggressive Structured
	Fund	Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$26,067	$74,696	$64,321	$117,445	$321,350	$118,828

EXPENSES:
Accounting and administration expenses	23,989	24,655	24,784	25,784	29,409	27,681
Management fees	9,541	25,227	28,312	51,876	137,310	96,803
Distribution fees-Service Class	9,511	24,526	27,991	51,791	136,487	96,338
Professional fees	8,411	8,518	8,534	8,667	9,240	8,963
Reports and statements to shareholders	5,689	6,097	6,076	6,619	7,706	7,498
Custodian fees	967	1,003	1,094	1,715	2,168	1,876
Trustees’ fees	46	122	123	233	646	454
Pricing fees	4	4	4	1	2	2
Other	1,320	1,331	1,332	1,345	1,406	1,374

	59,478	91,483	98,250	148,031	324,374	240,989
Less expenses waived/reimbursed	(42,335)	(46,775)	(47,610)	(54,740)	(78,038)	(67,208)

Total operating expenses	17,143	44,708	50,640	93,291	246,336	173,781

NET INVESTMENT INCOME (LOSS)	8,924	29,988	13,681	24,154	75,014	(54,953)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from sale of investments in affiliated investment companies	(8,094)	(2,077)	(12,229)	(38,568)	(24,009)	(295,739)
Net realized loss from sale of investments in unaffiliated investment companies	(1,849)	(711)	(3,106)	(487)	(1,128)	(3,051)

Net realized loss on investments	(9,943)	(2,788)	(15,335)	(39,055)	(25,137)	(298,790)
Net change in unrealized appreciation/depreciation of investments	248,852	656,511	696,732	1,479,170	3,955,279	2,782,854

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	238,909	653,723	681,397	1,440,115	3,930,142	2,484,064

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$247,833	$683,711	$695,078	$1,464,269	$4,005,156	$2,429,111

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–12

LVIP SSgA Allocation Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP
	SSgA Conservative		SSgA Moderate		SSgA Moderately Aggressive
	Index		Index		Index
	Allocation Fund		Allocation Fund		Allocation Fund
	Six Months	Period	Six Months	Period	Six Months	Period
	Ended	8/2/10*	Ended	8/2/10*	Ended	8/2/10*
	6/30/11	to	6/30/11	to	6/30/11	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,924	$5,633	$29,988	$14,691	$13,681	$7,667
Net realized gain (loss) on investments	(9,943)	(87)	(2,788)	1,709	(15,335)	1,191
Net change in unrealized appreciation/depreciation of investments	248,852	17,013	656,511	44,081	696,732	42,162

Net increase in net assets resulting from operations	247,833	22,559	683,711	60,481	695,078	51,020

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,091	21,065	475,534	173,934	288,474	195,311
Service Class	14,073,067	3,074,303	33,854,802	4,704,717	40,955,291	6,100,575

	14,090,158	3,095,368	34,330,336	4,878,651	41,243,765	6,295,886

Cost of shares repurchased:
Standard Class	(1,096)	(96)	(21,981)	(3,524)	(56,727)	(10,992)
Service Class	(3,281,315)	(57,175)	(3,864,539)	(29,109)	(4,698,006)	(3,725)

	(3,282,411)	(57,271)	(3,886,520)	(32,633)	(4,754,733)	(14,717)

Increase in net assets derived from capital share transactions	10,807,747	3,038,097	30,443,816	4,846,018	36,489,032	6,281,169

NET INCREASE IN NET ASSETS	11,055,580	3,060,656	31,127,527	4,906,499	37,184,110	6,332,189
NET ASSETS:
Beginning of period	3,060,656	—	4,906,499	—	6,332,189	—

End of period	$14,116,236	$3,060,656	$36,034,026	$4,906,499	$43,516,299	$6,332,189

Undistributed net investment income	$14,812	$5,888	$45,804	$15,816	$22,113	$8,432

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–13

LVIP SSgA Allocation Funds
Statements of Changes in Net Assets (continued)

	LVIP		LVIP		LVIP
	SSgA Conservative		SSgA Moderate		SSgA Moderately Aggressive
	Structured		Structured		Structured
	Allocation Fund		Allocation Fund		Allocation Fund
	Six Months	Period	Six Months	Period	Six Months	Period
	Ended	8/2/10*	Ended	8/2/10*	Ended	8/2/10*
	6/30/11	to	6/30/11	to	6/30/11	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,154	$25,318	$75,014	$61,958	$(54,953)	$36,822
Net realized gain (loss) on investments	(39,055)	82	(25,137)	147	(298,790)	77
Net change in unrealized appreciation/depreciation of investments	1,479,170	56,629	3,955,279	236,284	2,782,854	214,271

Net increase in net assets resulting from operations	1,464,269	82,029	4,005,156	298,389	2,429,111	251,170

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,475	56,923	1,042,313	320,495	800,764	56,613
Service Class	75,383,446	10,990,597	186,796,898	29,677,203	151,997,324	18,005,170

	75,421,921	11,047,520	187,839,211	29,997,698	152,798,088	18,061,783

Cost of shares repurchased:
Standard Class	(2,108)	(780)	(171,521)	(2,721)	(189,893)	(2,074)
Service Class	(10,069,030)	(330,193)	(18,173,449)	(430,182)	(23,627,440)	(1,223,295)

	(10,071,138)	(330,973)	(18,344,970)	(432,903)	(23,817,333)	(1,225,369)

Increase in net assets derived from capital share transactions	65,350,783	10,716,547	169,494,241	29,564,795	128,980,755	16,836,414

NET INCREASE IN NET ASSETS	66,815,052	10,798,576	173,499,397	29,863,184	131,409,866	17,087,584
NET ASSETS:
Beginning of period	10,798,576	—	29,863,184	—	17,087,584	—

End of period	$77,613,628	$10,798,576	$203,362,581	$29,863,184	$148,497,450	$17,087,584

Undistributed net investment income	$49,529	$25,375	$137,029	$62,015	$36,879	$36,879

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–14

LVIP SSgA Conservative Index Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.520	$10.000	$10.511	$10.000

Income from investment operations:
Net investment income[3]	0.026	0.190	0.012	0.182
Net realized and unrealized gain on investments	0.373	0.330	0.373	0.329

Total from investment operations	0.399	0.520	0.385	0.511

Net asset value, end of period	$10.919	$10.520	$10.896	$10.511

Total return[4]	3.79%	5.20%	3.66%	5.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38	$22	$14,078	$3,039
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.30%	27.19%	1.55%	27.44%
Ratio of net investment income to average net assets	0.48%	4.43%	0.23%	4.18%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.62% )	(22.56% )	(0.87% )	(22.81% )
Portfolio turnover	11%	5%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–15

LVIP SSgA Moderate Index Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Index Allocation Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.735	$10.000	$10.724	$10.000

Income from investment operations:
Net investment income[3]	0.029	0.226	0.016	0.216
Net realized and unrealized gain on investments	0.428	0.509	0.427	0.508

Total from investment operations	0.457	0.735	0.443	0.724

Net asset value, end of period	$11.192	$10.735	$11.167	$10.724

Total return[4]	4.26%	7.35%	4.13%	7.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$644	$170	$35,390	$4,736
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.66%	12.31%	0.91%	12.56%
Ratio of net investment income to average net assets	0.54%	5.13%	0.29%	4.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.08%	(6.98% )	(0.17% )	(7.23% )
Portfolio turnover	1%	2%	1%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–16

LVIP SSgA Moderately Aggressive Index Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Index Allocation Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.875	$10.000	$10.863	$10.000

Income from investment operations:
Net investment income[3]	0.020	0.172	0.006	0.163
Net realized and unrealized gain on investments	0.406	0.703	0.407	0.700

Total from investment operations	0.426	0.875	0.413	0.863

Net asset value, end of period	$11.301	$10.875	$11.276	$10.863

Total return[4]	3.92%	8.75%	3.80%	8.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$427	$190	$43,089	$6,142
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.62%	17.50%	0.87%	17.75%
Ratio of net investment income to average net assets	0.37%	3.87%	0.12%	3.62%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.05% )	(13.43% )	(0.30% )	(13.68% )
Portfolio turnover	3%	2%	3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–17

LVIP SSgA Conservative Structured Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Structured Allocation Fund
	Standard Class		Standard Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.474	$10.000	$10.464	$10.000

Income from investment operations:
Net investment income[3]	0.019	0.244	0.006	0.236
Net realized and unrealized gain on investments	0.400	0.230	0.400	0.228

Total from investment operations	0.419	0.474	0.406	0.464

Net asset value, end of period	$10.893	$10.474	$10.870	$10.464

Total return[4]	4.00%	4.74%	3.88%	4.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98	$59	$77,516	$10,740
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.46%	8.01%	0.71%	8.26%
Ratio of net investment income to average net assets	0.36%	5.67%	0.11%	5.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.10%	(2.14% )	(0.15% )	(2.39% )
Portfolio turnover	4%	1%	4%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–18

LVIP SSgA Moderate Structured Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Structured Allocation Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.637	$10.000	$10.626	$10.000

Income from investment operations:
Net investment income[3]	0.021	0.218	0.007	0.209
Net realized and unrealized gain on investments	0.481	0.419	0.481	0.417

Total from investment operations	0.502	0.637	0.488	0.626

Net asset value, end of period	$11.139	$10.637	$11.114	$10.626

Total return[4]	4.72%	6.37%	4.59%	6.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,218	$323	$202,145	$29,540
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.34%	3.01%	0.59%	3.26%
Ratio of net investment income to average net assets	0.38%	4.98%	0.13%	4.73%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.24%	2.17%	(0.01% )	1.92%
Portfolio turnover	1%	0%	1%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–19

LVIP SSgA Moderately Aggressive Structured Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Structured Allocation Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	8/2/10[2]	Ended	8/2/10[2]
	6/30/11[1]	to	6/30/11[1]	to
	(Unaudited)	12/31/10	(Unaudited)	12/31/10

Net asset value, beginning of period	$10.934	$10.000	$10.923	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	0.006	0.202	(0.008)	0.196
Net realized and unrealized gain on investments	0.521	0.732	0.520	0.727

Total from investment operations	0.527	0.934	0.512	0.923

Net asset value, end of period	$11.461	$10.934	$11.435	$10.923

Total return[4]	4.82%	9.34%	4.69%	9.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$678	$58	$147,819	$17,030
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.37%	4.51%	0.62%	4.76%
Ratio of net investment income (loss) to average net assets	0.10%	4.59%	(0.15% )	4.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07% )	0.28%	(0.32% )	0.03%
Portfolio turnover	11%	0%	11%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–20

LVIP SSgA Allocation Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of the LVIP SSgA Conservative Index Allocation Fund and LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.

The investment objective of the LVIP SSgA Moderate Index Allocation Fund and LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective for each Fund is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax position taken on federal income tax returns for the open tax year ended December 31, 2010, and has concluded that no provision for federal income tax is required for the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LVIP SSgA Allocation Funds–21

LVIP SSgA Allocation Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ total annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed 0.20% of average daily net assets. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LIAC has hired SSgA Funds Management Inc. (SSgA) to provide consulting services to LIAC in its management of the Funds. SSgA has no management discretion over the Funds’ assets and is paid no compensation by LIAC under the consulting agreement.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Administration fees	$382	$1,009	$1,132	$2,075	$5,492	$3,872
Legal fees	24	62	68	125	334	225

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the statement of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. LIAC, Dreyfus and Barclays serve as the investment managers for the Underlying Funds.

At June 30, 2011, the Funds had receivables due from and liabilities payable to affiliates as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Management fees payable to LIAC	$—	$—	$—	$1,964	$18,529	$10,080
Distribution fees payable to LFD	2,615	6,511	7,674	14,427	37,478	27,461
Receivable from LIAC	6,147	3,415	2,571	—	—	—

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

At June 30, 2011, Lincoln Life directly owned shares of the Funds as follow:

LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Standard Class Shares	28.34%	1.74%	2.65%	11.15%	0.91%	1.69%

3.	Investments
For the six months ended June 30, 2011, each Fund made purchases and sales of investment securities other than short-term investments as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Purchases	$11,801,884	$30,541,377	$38,076,615	$67,399,722	$170,929,615	$136,766,436
Sales	837,920	108,119	677,210	1,675,635	1,102,632	8,476,852

LVIP SSgA Allocation Funds–22

LVIP SSgA Allocation Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$13,883,999	$35,270,189	$43,023,212	$76,171,216	$199,812,418	$145,788,441

Aggregate unrealized appreciation	$265,865	$703,736	$739,446	$1,535,799	$4,191,563	$2,997,125
Aggregate unrealized depreciation	(11,270)	(6,171)	(16,180)	(39,623)	(25,339)	(299,926)

Net unrealized appreciation	$254,595	$697,565	$723,266	$1,496,176	$4,166,224	$2,697,199

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2011:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Level 1
Investment Companies	$14,027,902	$35,851,790	$43,242,840	$77,372,401	$202,203,338	$147,709,111
Short-Term Investment	110,692	115,964	503,638	294,991	1,775,304	776,529

Total	$14,138,594	$35,967,754	$43,746,478	$77,667,392	$203,978,642	$148,485,640

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011 and the period ended December 31, 2010.

LVIP SSgA Allocation Funds–23

LVIP SSgA Allocation Funds
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

						LVIP SSgA
			LVIP SSgA	LVIP SSgA	LVIP SSgA	Moderately
	LVIP SSgA	LVIP SSgA	Moderately	Conservative	Moderate	Aggressive
	Conservative Index	Moderate Index	Aggressive Index	Structured	Structured	Structured
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Shares of beneficial interest	$13,845,787	$35,289,777	$42,770,144	$76,067,273	$199,058,979	$145,763,283
Undistributed ordinary income	15,738	46,057	22,474	50,179	137,378	36,968
Undistributed long-term capital gains	116	627	415	—	—	—
Unrealized appreciation of investments	254,595	697,565	723,266	1,496,176	4,166,224	2,697,199

Net assets	$14,116,236	$36,034,026	$43,516,299	$77,613,628	$203,362,581	$148,497,450

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until the fiscal year end.

LVIP
Moderately
Aggressive
Structured
Allocation Fund

Undistributed net investment income	$54,953
Accumulated net realized loss	(1,124)
Paid-in capital	(53,829)

6.	Capital Shares
Transactions in capital shares were as follows:

											LVIP SSgA
	LVIP SSgA		LVIP SSgA		LVIP SSgA		LVIP SSgA		LVIP SSgA		Moderately Aggressive
	Conservative Index		Moderate Index		Moderately Aggressive		Conservative Structured		Moderate Structured		Structured
	Allocation Fund		Allocation Fund		Index Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund
		Period		Period		Period		Period		Period		Period
	Six Months	8/2/10*	Six Months	8/2/10*	Six Months	8/2/10*	Six Months	8/2/10*	Six Months	8/2/10*	Six Months	8/2/10*
	Ended	to	Ended	to	Ended	to	Ended	to	Ended	to	Ended	to
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10

Shares sold:
Standard Class	1,573	2,067	43,646	16,217	25,445	18,464	3,580	5,662	94,613	30,618	70,647	5,503
Service Class	1,309,901	294,603	3,079,573	444,367	3,676,473	565,799	7,046,530	1,058,193	17,066,942	2,820,844	13,462,134	1,672,036

	1,311,474	296,670	3,123,219	460,584	3,701,918	584,263	7,050,110	1,063,855	17,161,555	2,851,462	13,532,781	1,677,539

Shares repurchased:
Standard Class	(102)	(9)	(1,980)	(333)	(5,120)	(1,025)	(196)	(75)	(15,617)	(260)	(16,806)	(195)
Service Class	(307,066)	(5,486)	(352,005)	(2,727)	(420,494)	(344)	(941,990)	(31,857)	(1,658,827)	(40,926)	(2,094,118)	(112,936)

	(307,168)	(5,495)	(353,985)	(3,060)	(425,614)	(1,369)	(942,186)	(31,932)	(1,674,444)	(41,186)	(2,110,924)	(113,131)

Net increase	1,004,306	291,175	2,769,234	457,524	3,276,304	582,894	6,107,924	1,031,923	15,487,111	2,810,276	11,421,857	1,564,408

*	Date of commencement of operations.

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

LVIP SSgA Allocation Funds–24

LVIP SSgA Allocation Funds
Notes to Financial Statements (continued)

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Allocation Funds–25

LVIP SSgA Global Tactical Allocation Fund

LVIP SSgA Global Tactical Allocation Fund

a series of Lincoln Variable Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP SSgA Global Tactical Allocation Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation	2
Statement of Net Assets	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP SSgA Global Tactical Allocation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,047.50	0.36%	$1.83
Service Class Shares	1,000.00	1,046.20	0.61%	3.09

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.01	0.36%	$1.81
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in the table above does not reflect the expenses of the underlying funds.

LVIP SSgA Global Tactical Allocation Fund–1

LVIP SSgA Global Tactical Allocation Fund

Security Type/Sector Allocation
As of June 30, 2011

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	58.82%

Equity Funds	23.16%
Fixed Income Fund	16.84%
International Equity Funds	18.82%

Unaffiliated Investment Companies	40.47%

Commodity Fund	2.45%
Equity Funds	13.03%
Fixed Income Funds	19.51%
International Equity Funds	5.48%

Short-Term Investment	0.87%

Total Value of Securities	100.16%

Liabilities Net of Receivables and Other Assets	(0.16%)

Total Net Assets	100.00%

LVIP SSgA Global Tactical Allocation Fund–2

LVIP SSgA Global Tactical Allocation Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–58.82%
	Equity Funds–23.16%
*	Lincoln Variable Insurance Products Trust —
	LVIP SSgA Large Cap 100 Fund	2,138,132	$23,805,956
	LVIP SSgA S&P 500 Index Fund	2,205,984	20,590,657
	LVIP SSgA Small-Cap Index Fund	172,415	3,271,052
	LVIP SSgA Small-Mid Cap 200 Fund	163,623	2,179,621

			49,847,286

	Fixed Income Fund–16.84%
*	Lincoln Variable Insurance Products Trust — LVIP SSgA Bond Index Fund	3,222,731	36,249,280

			36,249,280

	International Equity Funds–18.82%
*	Lincoln Variable Insurance Products Trust —
	LVIP SSgA Developed International 150 Fund	2,437,956	21,863,586
	LVIP SSgA Emerging Markets 100 Fund	329,341	4,853,175
	LVIP SSgA International Index Fund	1,650,382	13,782,339

			40,499,100

	Total Affiliated Investment Companies (Cost $118,605,073)		126,595,666

	UNAFFILIATED INVESTMENT COMPANIES–40.47%
	Commodity Fund–2.45%
†	SPDR® Gold Shares ETF	36,105	5,270,608

			5,270,608

	Equity Funds–13.03%
	SPDR® S&P 600 Small Cap ETF	15,899	1,121,325
	SPDR® S&P 500 ETF	155,228	20,485,439
	SPDR® S&P MidCap 400 ETF	36,227	6,426,670

			28,033,434

	Fixed Income Funds–19.51%
	iShares iBoxx Investment Grade Corporate Bond Fund	37,742	4,156,526
	SPDR® Barclays Capital Aggregate Bond ETF	148,146	8,353,953
	SPDR® Barclays Capital High Yield Bond ETF	52,136	2,096,910
	SPDR® Barclays Capital Intermediate Term Corporate Bond ETF	188,215	6,252,276
	SPDR® Barclays Capital Short Term Corporate Bond ETF	245	7,482
	SPDR® Barclays Capital TIPS ETF	230,743	12,628,565
	SPDR® DB International Government Inflation-Protected Bond ETF	137,234	8,497,530

			41,993,242

	International Equity Funds–5.48%
	SPDR® S&P Emerging Markets ETF	80,252	5,884,558
	SPDR® S&P World ex-US ETF	220,268	5,914,636

			11,799,194

	Total Unaffiliated Investment Companies (Cost $82,851,463)		87,096,478

	SHORT-TERM INVESTMENT–0.87%
	Money Market Mutual Fund–0.87%
	Dreyfus Treasury & Agency Cash Management Fund	1,871,276	1,871,276

	Total Short-Term Investment (Cost $1,871,276)		1,871,276

TOTAL VALUE OF SECURITIES–100.16% (Cost $203,327,812)	215,563,420
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(334,045)

NET ASSETS APPLICABLE TO 19,940,127 SHARES OUTSTANDING–100.00%	$215,229,375

NET ASSET VALUE–LVIP SSgA GLOBAL TACTICAL ALLOCATION FUND STANDARD CLASS ($38,700,635 / 3,582,278 Shares)	$10.803

NET ASSET VALUE–LVIP SSgA GLOBAL TACTICAL ALLOCATION FUND SERVICE CLASS ($176,528,740 / 16,357,849 Shares)	$10.792

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$245,806,269
Undistributed net investment income	1,025,145
Accumulated net realized loss on investments	(43,837,647)
Net unrealized appreciation of investments	12,235,608

Total net assets	$215,229,375

*	Standard Class shares.

†	Non income producing security.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–3

LVIP SSgA Global Tactical Allocation Fund
Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$126,595,666
Investments in unaffiliated investment companies, at value	88,967,754
Receivables for fund shares sold	234,147
Dividends receivable	111,548
Cash	21

TOTAL ASSETS	215,909,136

LIABILITIES:
Payables for investment companies purchased	556,345
Due to manager and affiliates	75,746
Accrued expenses payable	34,906
Payables for fund shares redeemed	12,764

TOTAL LIABILITIES	679,761

TOTAL NET ASSETS	$215,229,375

Investments in affiliated investment companies, at cost	$118,605,073
Investments in unaffiliated investment companies, at cost	$84,722,739

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–4

LVIP SSgA Global Tactical Allocation Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$785,361

EXPENSES:
Management fees	196,554
Distribution expenses-Service Class	148,775
Reports and statements to shareholders	34,921
Accounting and administration expenses	32,065
Professional fees	9,702
Trustees’ fees	1,892
Custodian fees	1,819
Pricing fees	75
Other	3,821

Total operating expenses	429,624

NET INVESTMENT INCOME	355,737

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from sale of investments in affiliated investment companies	426,762
Net realized gain from sale of investments in unaffiliated investment companies	76,298

Net realized gain on investments	503,060
Net change in unrealized appreciation/depreciation of investments	5,529,365

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,032,425

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,388,162

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$355,737	$1,521,484
Net realized gain on investments	503,060	12,160,812
Net change in unrealized appreciation/ depreciation of investments	5,529,365	(4,463,374)

Net increase in net assets resulting from operations	6,388,162	9,218,922

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(377,845)
Service Class	—	(611,120)

	—	(988,965)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,975,901	10,252,869
Service Class	114,643,823	21,527,577
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	377,845
Service Class	—	611,120

	118,619,724	32,769,411

Cost of shares repurchased:
Standard Class	(5,016,494)	(7,384,542)
Service Class	(24,766,380)	(15,215,796)

	(29,782,874)	(22,600,338)

Increase in net assets derived from capital share transactions	88,836,850	10,169,073

NET INCREASE IN NET ASSETS	95,225,012	18,399,030
NET ASSETS:
Beginning of period	120,004,363	101,605,333

End of period (including undistributed net investment income of $1,025,145 and $699,408, respectively)	$215,229,375	$120,004,363

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–5

LVIP SSgA Global Tactical Allocation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10[2]	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$10.313	$9.581	$8.228	$14.281	$13.153	$11.392

Income (loss) from investment operations:
Net investment income[3]	0.034	0.154	0.108	0.158	0.106	0.069
Net realized and unrealized gain (loss) on investments	0.456	0.681	2.356	(5.831)	1.329	1.809

Total from investment operations	0.490	0.835	2.464	(5.673)	1.435	1.878

Less dividends and distributions from:
Net investment income	—	(0.103)	(0.618)	(0.068)	(0.124)	(0.116)
Net realized gain on investments	—	—	(0.493)	(0.312)	(0.183)	(0.001)

Total dividends and distributions	—	(0.103)	(1.111)	(0.380)	(0.307)	(0.117)

Net asset value, end of period	$10.803	$10.313	$9.581	$8.228	$14.281	$13.153

Total return[4]	4.75%	8.74%	30.80%	(40.46% )	11.02%	16.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,700	$37,960	$31,982	$41,070	$41,110	$15,102
Ratio of expenses to average net assets[5]	0.36%	0.31%	0.20%	0.25%	0.25%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.36%	0.39%	0.36%	0.33%	0.34%	0.61%
Ratio of net investment income to average net assets	0.64%	1.59%	1.26%	1.38%	0.75%	0.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.64%	1.51%	1.10%	1.30%	0.66%	0.26%
Portfolio turnover	15%	140%	41%	25%	56%	40%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund’s sub-advisor.

3 The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

5 Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–6

LVIP SSgA Global Tactical Allocation Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10[2]	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$10.315	$9.583	$8.233	$14.271	$13.144	$11.372

Income (loss) from investment operations:
Net investment income[3]	0.021	0.130	0.087	0.129	0.071	0.039
Net realized and unrealized gain (loss) on investments	0.456	0.681	2.353	(5.821)	1.329	1.805

Total from investment operations	0.477	0.811	2.440	(5.692)	1.400	1.844

Less dividends and distributions from:
Net investment income	—	(0.079)	(0.597)	(0.034)	(0.090)	(0.071)
Net realized gain on investments	—	—	(0.493)	(0.312)	(0.183)	(0.001)

Total dividends and distributions	—	(0.079)	(1.090)	(0.346)	(0.273)	(0.072)

Net asset value, end of period	$10.792	$10.315	$9.583	$8.233	$14.271	$13.144

Total return[4]	4.62%	8.48%	30.47%	(40.62% )	10.74%	16.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,529	$82,044	$69,623	$79,077	$120,941	$62,325
Ratio of expenses to average net assets[5]	0.61%	0.56%	0.45%	0.50%	0.50%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.61%	0.64%	0.61%	0.58%	0.59%	0.86%
Ratio of net investment income to average net assets	0.39%	1.34%	1.01%	1.13%	0.50%	0.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.39%	1.26%	0.85%	1.05%	0.41%	0.01%
Portfolio turnover	15%	140%	41%	25%	56%	40%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund’s sub-advisor.

3 The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

5 Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation Fund–7

LVIP SSgA Global Tactical Allocation Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Global Tactical Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund will invest in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds including exchange traded funds (ETFS) from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007—December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC).

Prior to May 1, 2011, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceeded 0.45% of the Fund’s average daily net assets.

SSgA Funds Management, Inc. (SSgA FM) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.15% of the first $200 million of the Fund’s average daily net assets; and 0.10% of the Fund’s average daily net assets in excess of $200 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $7,862 and $620, respectively.

LVIP SSgA Global Tactical Allocation Fund–8

LVIP SSgA Global Tactical Allocation Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the statement of operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may owns different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. LIAC, Dreyfus and SSgA FM serve as the investment managers for the Underlying Funds.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$41,805
Distribution fees payable to LFD	33,941

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $111,762,714 and sales of $23,317,458 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $203,475,744. At June 30, 2011, net unrealized appreciation was $12,087,676, of which $12,264,333 related to unrealized appreciation of investments and $176,657 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

Level 1

Investment Companies	$213,692,144
Short-Term Investment	1,871,276

Total	$215,563,420

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

LVIP SSgA Global Tactical Allocation Fund–9

LVIP SSgA Global Tactical Allocation Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 were as follows:

Year Ended
12/31/10

Ordinary income	$988,965

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$245,806,269
Undistributed ordinary income	1,025,145
Realized gains 1/1/11–6/30/11	632,561
Capital loss carryforwards as of 12/31/10	(44,322,276)
Unrealized appreciation of investments	12,087,676

Net assets	$215,229,375

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $40,556,592 expires in 2017 and $3,765,684 expires in 2018.

For the six months ended June 30, 2011, the Fund had capital gains of $632,561, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	375,645	1,072,569
Service Class	10,729,946	2,202,395
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	37,252
Service Class	—	60,232

	11,105,591	3,372,448

Shares repurchased:
Standard Class	(474,036)	(767,341)
Service Class	(2,325,986)	(1,573,677)

	(2,800,022)	(2,341,018)

Net increase	8,305,569	1,031,430

7.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP SSgA Global Tactical Allocation Fund–10

LVIP SSgA Global Tactical Allocation Fund
Notes to Financial Statements (continued)

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Global Tactical Allocation Fund–11

LVIP SSgA International Index Fund

LVIP SSgA International Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP SSgA International Index Fund

Index

Disclosure of Fund Expenses	1
Security Type/Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	4
Statement of Operations	16
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19

LVIP SSgA International Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,053.00	0.55%	$2.80
Service Class Shares	1,000.00	1,051.70	0.80%	4.07

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.07	0.55%	$2.76
Service Class Shares	1,000.00	1,020.83	0.80%	4.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2011

Percentage
Security Type/Country	of Net Assets

Common Stock	94.73%

Australia	8.20%
Austria	0.35%
Belgium	0.92%
Bermuda	0.09%
China	0.11%
Denmark	0.99%
Finland	0.92%
France	9.46%
Germany	7.96%
Greece	0.20%
Hong Kong	2.64%
Ireland	0.26%
Israel	0.69%
Italy	2.56%
Japan	19.05%
Luxembourg	0.45%
Mexico	0.03%
Netherlands	2.58%
New Zealand	0.12%
Norway	0.70%
Portugal	0.26%
Republic of Cyprus	0.02%
Republic of Mauritius	0.02%
Singapore	1.57%
Spain	3.43%
Sweden	2.94%
Switzerland	8.36%
United Kingdom	19.76%
United States	0.09%

Preferred Stock	0.52%

Rights	0.00%

Warrant	0.00%

Short-Term Investment	1.79%

Total Value of Securities	97.04%

Receivables and Other Assets Net of Liabilities	2.96%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	0.62%
Air Freight & Logistics	0.27%
Airlines	0.22%
Auto Components	0.80%
Automobiles	3.46%
Beverages	1.85%
Biotechnology	0.22%
Building Products	0.64%
Capital Markets	2.04%
Chemicals	3.60%
Commercial Banks	11.77%
Commercial Services & Supplies	0.55%
Communications Equipment	0.65%
Computers & Peripherals	0.32%
Construction & Engineering	0.88%
Construction Materials	0.58%
Consumer Finance	0.03%
Containers & Packaging	0.16%
Distributors	0.14%
Diversified Consumer Services	0.02%
Diversified Financial Services	1.23%
Diversified Telecommunication Services	3.26%
Electric Utilities	2.45%
Electrical Equipment	1.65%
Electronic Equipment, Instruments & Components	1.05%
Energy Equipment & Services	0.86%
Food & Staples Retailing	2.11%
Food Products	3.49%
Gas Utilities	0.46%
Health Care Equipment & Supplies	0.66%
Health Care Providers & Services	0.34%
Hotels, Restaurants & Leisure	0.96%
Household Durables	0.67%
Household Products	0.49%
Independent Power Producers & Energy Traders	0.20%
Industrial Conglomerates	1.70%
Insurance	4.09%
Internet & Catalog Retail	0.09%
Internet Software & Services	0.12%
IT Services	0.27%
Leisure Equipment & Products	0.28%
Machinery	2.90%
Marine	0.35%
Media	1.52%
Metals & Mining	6.32%
Multiline Retail	0.33%
Multi-Utilities	1.28%
Office Electronics	0.59%
Oil, Gas & Consumable Fuels	6.76%
Paper & Forest Products	0.26%
Personal Products	0.47%
Pharmaceuticals	6.99%
Professional Services	0.45%
Real Estate Investment Trusts	1.34%
Real Estate Management & Development	1.60%
Road & Rail	0.78%

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Sector	of Net Assets

Semiconductors & Semiconductor Equipment	0.50%
Software	0.86%
Specialty Retail	0.77%
Textiles, Apparel & Luxury Goods	1.20%
Tobacco	1.20%
Trading Companies & Distributors	1.11%
Transportation Infrastructure	0.41%
Water Utilities	0.11%
Wireless Telecommunication Services	1.90%

Total	95.25%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Nestle	1.78%
HSBC Holdings	1.45%
BHP Billiton	1.25%
Novartis	1.18%
BP	1.15%
Vodafone Group	1.13%
Royal Dutch Shell Class A	1.07%
Total	1.01%
Roche Holding	0.97%
Toyota Motor	0.93%

Total	11.92%

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–94.73%Δ
	Australia–8.20%
	AGL Energy	18,487	$290,968
	Alumina	95,703	219,167
	Amcor	48,543	376,122
	AMP	95,422	501,769
	Asciano	115,938	204,957
	ASX	5,565	182,311
	Australia & New Zealand Banking Group	90,683	2,149,424
	Bendigo & Adelaide Bank	11,777	112,295
	BHP Billiton	112,806	5,330,818
	BlueScope Steel	63,930	83,190
	Boral	24,129	114,388
	Brambles	54,425	423,123
	Caltex Australia	5,751	72,964
	CFS Retail Property Trust	81,933	159,697
	Coca-Cola Amatil	18,380	225,500
	Cochlear	2,334	180,629
	Commonwealth Bank of Australia	54,249	3,055,030
	Computershare	15,025	143,505
	Crown	14,682	141,122
	CSL	18,530	658,606
	Dexus Property Group	168,177	159,316
†	Echo Entertainment Group	28,431	125,317
	Farifax Media	64,550	68,135
	Fortescue Metals Group	48,253	331,056
	Foster’s Group	64,273	354,987
	Goodman Group	246,439	186,809
	GPT Group	56,281	191,296
=†	GPT Group-In Specie	160,069	0
	Harvey Norman Holdings	18,207	48,748
	Iluka Resources	16,618	300,578
	Incitec Pivot	52,474	218,520
	Insurance Australia Group	77,451	283,132
	Leighton Holdings	5,339	120,425
	Lend Lease Group	22,365	215,967
=†	Lynas	67,086	142,454
	MacArthur Coal	4,898	57,777
	Macquarie Group	13,207	445,503
	MAP Group	11,847	42,539
	Metcash	24,272	108,311
	Mirvac Group	132,702	178,467
	National Australia Bank	75,750	2,094,098
	Newcrest Mining	26,479	1,072,822
	OneSteel	47,917	95,681
	Orica	13,947	404,307
	Origin Energy	36,254	616,360
	OZ Minerals	10,004	142,343
†	Paladin Energy	23,613	64,360
†	Qantas Airways	34,774	68,987
	QBE Insurance Group	35,987	667,857
†	QR National	54,424	198,041
	Ramsay Health Care	3,988	77,904
	Rio Tinto	15,130	1,354,140
	Santos	29,498	430,058
	Sims Metal Management	6,041	114,850
	Sonic Healthcare	15,710	217,383
	SP AusNet	67,026	67,977
	Stockland	88,099	323,115
	Suncorp Group	42,914	375,071
	TABCORP Holdings	28,431	100,567
	Tatts Group	50,071	129,264
	Telstra	147,519	458,356
	Toll Holdings	19,975	104,195
	Transurban Group	42,348	237,851
	Wesfarmers	34,861	1,194,639
	Wesfarmers PPS	4,779	165,711
	Westfield Group	75,218	701,007
	Westfield Retail Trust	111,731	325,660
	Westpac Banking	105,227	2,524,347
	Woodside Petroleum	21,557	950,942
	Woolworths	42,085	1,255,560
	WorleyParsons	7,933	241,514

			34,979,889

	Austria–0.35%
	Erste Group Bank	7,364	385,650
=†	IMMOEAST	13,053	0
†	IMMOFINANZ	26,367	112,414
	OMV	6,632	289,709
	Raiffeisen Bank International	2,120	109,196
	Telekom Austria	11,419	145,711
	Verbund	2,745	119,502
	Vienna Insurance Group	1,593	87,546
	Voestalpine	4,059	223,858

			1,473,586

	Belgium–0.92%
	Ageas	70,613	191,251
	Anheuser-Busch InBev	27,960	1,622,614
*†	Anhueser-Busch InBev VVPR Strip	1,896	11
	Bekaert	1,800	137,054
	Belgacom	5,361	191,014
	Colruyt	2,930	146,578
	Delhaize Group	3,958	296,970
†	Dexia	16,577	51,615
	Groupe Bruxelles Lambert	3,170	281,592
	KBC Groep	6,427	252,172
	Mobistar	813	61,667
	Solvay Class A	1,961	302,749
	UCB	3,779	169,798
	Umicore	4,167	227,262

			3,932,347

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Bermuda–0.09%
	Seadrill	10,350	$364,079

			364,079

☐	China–0.11%
†	Foxconn International Holdings	56,000	24,708
†	Sands China	88,668	240,337
	Wynn Macau	59,553	195,021

			460,066

	Denmark–0.99%
	A.P. Moller-Maersk Class A	20	165,669
	A.P. Moller-Maersk Class B	44	379,845
	Carlsberg Class B	3,592	391,100
	Coloplast Class B	893	135,795
	Danske Bank	21,940	406,055
	DSV	7,300	175,231
	Novo Nordisk Class B	14,598	1,828,793
	Novozymes Class B	1,500	244,400
	Pandora	2,200	69,120
	TDC	14,700	134,153
	Tryg	569	32,857
†	Vestas Wind Systems	8,000	185,708
†	William Demant Holding	1,000	90,310

			4,239,036

	Finland–0.92%
	Elisa	5,150	110,830
	Fortum	15,049	436,319
	Kesko Class B	2,600	120,911
	Kone Class B	6,107	383,636
	Metso	4,600	261,485
	Neste Oil	5,364	84,142
	Nokia	128,831	830,992
	Nokian Renkaat	3,850	193,309
	Orion Class B	4,295	110,777
	Outokumpu	3,600	47,702
	Pohjola Bank	3,456	44,705
	Rautaruukki	3,600	81,365
	Sampo Class A	14,199	458,377
	Sanoma	3,430	63,641
	Stora Enso Class R	20,300	213,164
	UPM-Kymmene	17,208	314,819
	Wartsila	5,304	179,343

			3,935,517

	France–9.46%
	Accor	5,807	259,773
	Aeroports de Paris	1,008	94,779
	Air France-KLM	4,729	72,625
	Air Liquide	9,874	1,414,474
	Alcatel-Lucent	77,991	450,027
	Alstom	7,753	477,511
	Arkema	2,197	225,950
	AtoS	1,363	76,988
	AXA	60,462	1,372,403
	BIC	940	90,801
	BNP Paribas	33,553	2,587,060
	Bouygues	9,216	405,238
	Bureau Veritas	1,679	141,776
	Cap Gemini	5,797	339,436
	Carrefour	19,862	816,462
	Casino Guichard Perrachon	1,749	164,832
	Christian Dior	2,164	340,036
	Cie de Saint-Gobain	13,712	888,724
†	Cie Generale de Geophysique-Veritas	5,889	215,812
	Cie Generale d’Optique Essilor International	6,839	554,870
	CNP Assurances	4,612	100,398
	Cie Generale des Etablissements Michelin Class B	6,220	609,143
	Credit Agricole	32,524	488,586
	Danone	20,304	1,515,653
	Dassault Systemes	2,417	205,529
	Edenred	4,886	149,067
	EDF	7,954	311,814
	Eiffage	1,250	82,623
	Eramet	170	56,242
	Eurazeo	1,025	74,743
	Eutelsat Communications	4,143	186,507
	Fonciere Des Regions	930	98,506
	France Telecom	64,433	1,369,976
	GDF Suez	43,084	1,574,509
	Gecina	698	97,519
	Groupe Eurotunnel	21,877	244,785
	ICADE	693	85,362
	Iliad	640	85,881
	Imerys	1,355	95,311
	JC Decaux	2,354	75,533
	Klepierre	4,024	166,134
	Lafarge	7,613	485,064
	Lagardere	5,003	211,701
	Legrand	7,824	329,309
	L’Oreal	8,293	1,076,142
	LVMH Moet Hennessy Louis Vuitton	8,530	1,532,712
	M6-Metropole Television	2,198	50,877
	Natixis	29,735	149,182
	Neopost	1,119	96,137
	Pernod-Ricard	6,785	669,131
	Peugeot	6,002	269,239
	PPR	2,565	456,808
	Publicis Groupe	5,031	280,831
	Renault	7,199	427,090
	Safran	6,646	283,571
	Sanofi	41,138	3,308,941
	Schneider Electric	8,508	1,420,499

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	France (continued)

	SCOR	5,232	$148,495
	Societe Generale	23,216	1,374,897
	Societe Television Francaise 1	3,653	66,632
	Sodexo	3,065	240,077
	Suez Enviornnement	9,124	181,812
	Technip	3,279	351,457
	Thales	3,081	132,680
	Total	74,211	4,290,102
	Unibail-Rodamco	3,146	726,835
	Vallourec	3,778	460,566
	Veolia Environnement	12,534	353,105
	Vinci	15,352	985,185
	Vivendi	42,900	1,195,667
	Wendel	1,299	159,510

			40,377,652

	Germany–7.96%
	Adidas	7,110	563,654
	Allianz	15,860	2,211,474
	Axel Springer	1,368	67,564
	BASF	32,172	3,153,327
	Bayer	28,923	2,322,837
	Bayerische Motoren Werke	11,463	1,144,605
	Beiersdorf	3,636	236,220
	Brenntag	1,477	171,776
	Celesio	2,547	50,854
†	Commerzbank	121,728	524,268
	Continental	3,171	334,131
	Daimler	31,652	2,386,761
	Deutsche Bank	32,438	1,914,377
	Deutsche Boerse	6,613	502,087
	Deutsche Lufthansa	7,098	154,592
	Deutsche Post	28,750	552,671
	Deutsche Telekom	97,745	1,525,122
	E.ON	62,796	1,784,816
	Fraport	1,338	107,499
	Fresenius	3,817	398,394
	Fresenius Medical Care	6,657	497,875
	GEA Group	5,573	199,570
	Hannover Rueckversicherung	2,719	141,395
	HeidelbergCement	4,659	297,949
	Henkel	5,104	292,527
	Hochtief	1,714	143,214
	Infineon Technologies	36,442	409,447
	K+S	5,816	446,570
†	Kabel Deutschland Holding	2,854	175,796
	Lanxess	2,694	220,970
	Linde	5,844	1,025,238
	MAN	4,006	533,562
	Merck	2,096	227,881
	Metro	5,203	315,061
	Muenchener Rueckversicherungs	6,514	994,327
	RWE	14,405	800,244
	Salzgitter	1,407	107,271
	SAP	32,123	1,947,430
	Siemens	28,865	3,966,381
	Suedzucker	1,720	61,240
	ThyssenKrupp	11,391	591,809
	TUI	3,619	39,332
	United Internet	4,051	85,158
	Volkswagen	1,202	221,094
	Wacker Chemie	526	113,608

			33,961,978

	Greece–0.20%
†	Alpha Bank	17,530	88,273
	Coca-Cola Hellenic Bottling	6,780	182,105
	EFG Eurobank Ergasias	9,419	44,179
	Hellenic Telecommunications Organization	7,140	66,614
†	National Bank of Greece	38,502	276,846
	OPAP	8,670	135,399
	Public Power	4,880	69,964

			863,380

■	Hong Kong–2.64%
†	AIA Group	270,200	940,569
	ASM Pacific Technology	8,500	116,873
	Bank of East Asia	60,571	249,369
	BOC Hong Kong Holdings	140,000	407,812
	Cathay Pacific Airways	45,000	104,681
	Cheung Kong Holdings	48,000	704,877
	Cheung Kong Infrastructure Holdings	19,000	98,850
	CLP Holdings	65,500	581,052
	Esprit Holdings	48,429	151,316
†	Galaxy Entertainment Group	48,000	103,251
†	Genting Singapore	233,800	368,616
	Hang Lung Group	28,000	177,790
	Hang Lung Properties	82,000	337,153
	Hang Seng Bank	29,000	463,892
	Henderson Land Development	35,127	227,149
	Hong Kong & China Gas	184,206	419,049
	Hong Kong Exchanges & Clearing	35,184	740,861
	Hopewell Holdings	19,000	60,273
	Hutchison Telecommunications Hong Kong Holdings	10,000	3,093
	Hutchison Whampoa	73,000	790,947
	Hysan Development	21,466	106,488
	Kerry Properties	26,531	128,236
	Li & Fung	212,000	423,719
	Lifestyle International Holdings	17,500	51,197
	Link REIT	73,149	249,874
	MTR	52,339	186,154
	New World Development	88,319	134,087
	Noble Group	120,925	194,733

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Hong Kong (continued)
	NWS Holdings	55,914	$74,955
	Orient Overseas International	10,000	64,653
	PCCW	204,000	88,029
	Power Assets Holdings	54,500	412,510
	Shagri-La Asia	54,166	132,977
	Sino Land	87,507	140,738
	SJM Holdings	48,591	115,591
	Sun Hung Kai Properties	48,259	705,426
	Swire Pacific Class A	24,000	353,348
	Wharf Holdings	50,000	348,674
	Wheelock	30,000	120,670
	Wing Hang Bank	7,087	77,766
	Yue Yuen Industrial Holdings	29,000	92,248

			11,249,546

	Ireland–0.26%
=†	Anglo Irish Bank	3,965	0
	CRH	24,059	533,157
†	Elan	20,919	240,094
†	James Hardie Industries CDI	13,599	86,150
	Kerry Group Class A	5,681	234,033

			1,093,434

	Israel–0.69%
	Bank Hapoalim	35,824	179,068
	Bank Leumi Le-Israel	37,286	176,303
	Bezeq Israeli Telecommunication	62,522	158,288
	Cellcom Israel	2,396	66,852
	Delek Group	167	37,536
	Elbit Systems	516	24,531
	Israel	107	116,984
	Israel Chemicals	17,241	275,134
†	Israel Discount Bank Class A	24,041	47,397
†	Makhteshim-Agan Industries	11,591	64,766
	Mizrahi Tefahot Bank	5,265	56,035
†	NICE Systems	3,053	110,383
	Partner Communications	4,073	61,418
	Teva Pharmaceutical Industries	32,742	1,579,123

			2,953,818

	Italy–2.56%
	A2A	55,247	86,045
	Assicurazioni Generali	40,228	848,046
	Atlantia	11,836	252,023
	Autogrill	5,568	73,115
	Banca Carige	11,808	26,738
	Banca Monte Dei Paschi Siena	98,111	74,258
	Banco Popolare	57,528	132,479
	Enel	229,100	1,496,878
	Enel Green Power	64,735	178,530
	ENI	83,890	1,987,970
	Exor	2,825	88,350
	Fiat	28,169	309,502
†	Fiat Industrial	28,169	363,795
	Finmeccanica	16,491	199,522
	Intesa Sanpaolo	347,797	926,042
	Intesa Sanpaolo RSP	41,597	89,661
	Luxottica Group	4,507	144,697
	Mediaset	26,111	122,740
	Mediobanca	17,582	178,041
	Parmalat	48,212	181,346
	Pirelli & C	9,959	107,686
	Prysmian	6,782	136,514
	Saipem	8,955	462,407
	Snam Rete Gas	61,587	364,509
	Telecom Italia	355,985	495,138
	Telecom Italia RSP	238,841	277,843
	Terna Rete Elettrica Nazionale	38,286	178,000
	UniCredit	466,777	987,967
	Unione di Banche Italiane SCpA	26,781	150,738

			10,920,580

	Japan–19.05%
	ABC-Mart	900	36,496
	Advantest	5,200	95,717
	Aeon	23,400	282,406
	Aeon Credit Service	4,000	54,781
	Aeon Mall	2,600	62,977
	Air Water	5,000	60,226
	Aisin Seiki	7,500	290,181
	Ajinomoto	22,000	261,148
	Alfresa Holdings	1,500	58,288
	All Nippon Airways	26,000	84,802
	Amada	12,000	92,258
	Aozora Bank	14,000	32,448
	Asahi Group Holdings	12,700	255,791
	Asahi Glass	34,000	397,828
	Asahi Kasei	41,000	276,266
	Asics	6,000	89,547
	Astellas Pharma	15,200	589,703
	Bank of Kyoto	12,000	110,474
	Bank of Yokohama	48,000	239,924
	Benesse Holdings	2,200	94,504
	Bridgestone	22,100	509,132
	Brother Industries	9,900	146,420
	Canon	39,600	1,883,392
	Casio Computer	7,400	52,218
	Central Japan Railway	51	400,876
	Chiba Bank	23,000	143,922
	Chiyoda	7,000	80,679
	Chubu Electric Power	26,500	517,447
	Chugai Pharmaceutical	7,900	129,526
	Chugoku Bank	7,000	86,591
	Chugoku Electric Power	11,400	197,364

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

	Citizen Holdings	7,300	$43,693
	Coca-Cola West	2,400	45,981
	Cosmo Oil	20,000	56,932
	Credit Saison	5,200	87,524
	Dai Nippon Printing	22,000	247,918
	Daicel Chemical Industries	9,000	59,449
	Daido Steel	11,000	73,574
	Daihatsu Motor	7,000	119,116
	Dai-ichi Life Insurance	341	478,138
	Daiichi Sankyo	22,700	443,527
	Daikin Industries	9,100	322,522
	Dainippon Sumitomo Pharma	7,000	66,513
	Daito Trust Construction	2,700	229,201
	Daiwa House Industry	15,000	189,257
	Daiwa Securities Group	64,000	281,942
	Dena	3,000	129,003
	Denki Kagaku Kogyo	15,000	72,308
	Denso	16,600	617,318
	Dentsu	5,600	165,742
	East Japan Railway	11,600	664,259
	Eisai	9,700	378,406
	Electric Power Development	5,600	151,348
†	Elpida Memory	9,300	109,529
	FamilyMart	2,100	77,097
	FANUC	6,600	1,103,535
	Fast Retailing	1,700	274,904
	Fuji Electric	20,000	62,472
	Fuji Heavy Industries	21,000	163,171
	FUJIFILM Holdings	15,700	489,606
	Fujitsu	62,000	354,342
	Fukuoka Financial Group	22,000	91,939
	Furkukawa Electric	22,000	91,841
	Gree	4,600	100,547
	GS Yuasa	12,000	80,078
	Gunma Bank	13,000	68,702
	Hachijuni Bank	14,000	78,655
	Hakuhodo DY Holdings	850	45,388
	Hamamatsu Photonics	2,100	90,786
	Hino Motors	7,000	40,872
	Hirose Electric	1,200	122,996
	Hiroshima Bank	16,000	69,816
	Hisamitsu Pharmaceutical	2,200	93,710
	Hitachi	156,000	925,746
	Hitachi Chemical	4,100	81,331
	Hitachi Construction Machinery	3,800	85,176
	Hitachi High-Technologies	2,500	54,770
	Hitachi Metals	6,000	84,773
	Hokkaido Electric Power	6,200	103,117
	Hokuhoku Financial Group	43,000	85,168
	Hokuriku Electric Power	7,200	137,382
	Honda Motor	57,000	2,195,761
	HOYA	16,300	360,813
	Ibiden	3,600	112,695
	Idemitsu Kosan	700	74,697
	IHI	38,000	98,178
	INPEX	75	554,420
	Isetan Mitsukoshi Holdings	15,400	150,852
	Isuzu Motors	49,000	231,934
	ITOCHU	51,100	531,418
	ITOCHU Techno-Solutions	1,000	35,493
	Iyo Bank	8,000	73,639
	J Front Retailing	19,000	83,926
	Japan Petroleum Exploration	1,000	46,941
	Japan Prime Realty Investment	22	58,254
	Japan Real Estate Investment	14	137,727
	Japan Retail Fund Investment	63	97,073
	Japan Steel Works	10,000	68,540
	Japan Tobacco	153	590,518
	JFE Holdings	15,500	426,223
	JGC	8,000	219,150
	Joyo Bank	18,000	75,612
	JS Group	11,000	283,688
	JSR	7,500	145,356
	JTEKT	9,600	141,437
	Jupiter Telecommunications	77	86,135
	JX Holdings	76,110	511,856
	Kajima	30,000	86,056
	Kamigumi	8,000	74,757
	Kaneka	11,000	72,268
	Kansai Electric Power	25,300	503,754
	Kansai Paint	7,000	63,770
	Kao	18,300	481,124
	Kawasaki Heavy Industries	51,000	203,173
	Kawasaki Kisen Kaisha	24,000	83,897
	KDDI	100	719,404
	Keikyu	16,000	115,361
	Keio	19,000	104,783
	Keisei Electric Railway	9,000	53,256
	Keyence	1,340	380,420
	Kikkoman	6,000	63,225
	Kinden	5,000	42,774
	Kintetsu	66,000	211,928
	Kirin Holdings	27,000	376,358
	Kobe Steel	101,000	229,651
	Koito Manufacturing	3,000	52,420
	Komatsu	32,800	1,023,992
	Konami	2,900	68,681
	Konica Minolta Holdings	19,500	162,853
	Kubota	38,000	337,078
	Kuraray	14,600	213,864
	Kurita Water Industries	3,700	110,368
	Kyocera	5,200	529,388
	Kyowa Hakko Kirin	8,000	76,302
	Kyushu Electric Power	14,500	261,049

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

	Lawson	2,000	$104,909
	Mabuchi Motor	1,000	50,462
	Makita	4,100	191,032
	Marubeni	55,000	365,474
	Marui Group	7,000	53,156
	Maruichi Steel Tube	1,500	37,182
	Mazda Motor	53,000	139,648
	McDonald’s Holdings Japan	2,300	58,472
	MEDIPAL Holdings	5,300	46,969
	MEIJI Holdings	2,434	102,609
	Minebea	12,000	64,017
	Miraca Holdings	1,700	68,870
	Mitsubishi	47,100	1,176,310
	Mitsubishi Chemical Holdings	45,000	318,837
	Mitsubishi Electric	66,000	766,568
	Mitsubishi Estate	43,000	754,554
	Mitsubishi Gas Chemical	14,000	102,559
	Mitsubishi Heavy Industries	103,000	484,269
	Mitsubishi Logistics	4,000	44,992
	Mitsubishi Materials	41,000	129,165
†	Mitsubishi Motors	159,000	193,959
	Mitsubishi Tanabe Pharma	6,800	113,795
	Mitsubishi UFJ Financial Group	444,800	2,167,390
	Mitsubishi UFJ Lease & Finance	2,020	78,166
	Mitsui	60,100	1,039,007
	Mitsui Chemicals	23,000	83,798
	Mitsui Engineer & Shipbuilding	21,000	45,850
	Mitsui Fudosan	28,000	482,181
	Mitsui OSK Lines	44,000	236,724
	Mizuho Financial Group	710,500	1,167,652
	Mizuho Securities	16,000	38,557
	Mizuho Trust & Banking	51,000	45,180
	MS & AD Insurance Group Holdings	19,254	450,620
	Murata Manufacturing	6,900	461,266
	Nabtesco	2,900	70,244
	Namco Bandai Holdings	6,500	78,233
	NEC	93,000	212,346
	NGK Insulators	9,000	167,645
	NGK Spark Plug	6,000	82,895
	NHK Spring	6,000	61,349
	Nidec	4,200	392,065
	Nikon	13,500	319,213
	Nintendo	3,400	638,401
	Nippon Building Fund	17	166,105
	Nippon Electric Glass	14,000	179,614
	Nippon Express	31,000	125,600
	Nippon Meat Packers	7,000	100,402
	Nippon Paper Group	3,100	68,778
	Nippon Sheet Glass	37,000	115,028
	Nippon Steel	173,000	561,169
	Nippon Telegraph & Telephone	16,400	790,904
	Nippon Yusen	58,000	215,463
	Nishi-Nippon City Bank	24,000	70,882
	Nissan Motor	85,700	900,528
	Nisshin Seifun Group	6,500	81,232
	Nisshin Steel	23,000	43,982
	Nissin Food Holdings	2,000	72,848
	Nitori Holdings	1,100	104,388
	Nitto Denko	5,400	274,346
	NKSJ Holdings	49,500	326,669
	NOK	3,800	65,115
	Nomura Holdings	120,400	594,063
	Nomura Real Estate Holdings	4,300	71,686
	Nomura Real Estate Office Fund	11	72,818
	Nomura Research Institute	4,000	87,606
	NSK	15,000	149,730
	NTN	17,000	96,831
	NTT Data	44	146,210
	NTT DoCoMo	529	944,646
	NTT Urban Development	45	38,597
	Obayashi	24,000	104,813
	Odakyu Electric Railway	25,000	198,478
	OJI Paper	35,000	167,842
	Olympus	8,500	286,772
	Omron	8,100	225,220
	Ono Pharmaceutical	3,000	160,475
	Oracle Japan	1,100	47,932
	Oriental Land	1,800	152,671
	ORIX	3,950	384,176
	Osaka Gas	76,000	288,241
	Otsuka	700	43,576
	Otsuka Holdings	8,100	214,305
	Panasonic	76,200	931,754
	Rakuten	296	306,329
	Resona Holdings	62,100	292,133
	Ricoh	22,000	244,024
	Rinnai	1,200	86,647
	Rohm	3,800	217,985
	Sankyo	1,700	87,824
	Santen Pharmaceutical	2,500	101,337
	SBI Holdings	680	63,185
	Secom	7,000	335,584
	Sega Sammy Holdings	9,600	185,552
	Seiko Epson	4,000	69,326
	Sekisui Chemical	13,000	111,059
	Sekisui House	18,000	167,579
	Seven & I Holdings	25,800	693,778
	Seven Bank	25	49,951
	Sharp	33,000	301,122
	Shikoku Electric Power	8,000	181,650
	Shimadzu	10,000	91,580
	Shimamura	700	66,721
	Shimano	2,400	132,018
	Shimizu	23,000	95,842

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

	Shin-Etsu Chemical	14,100	$755,691
	Shinsei Bank	81,000	81,010
	Shionogi	11,900	194,845
	Shiseido	11,600	216,500
	Shizuoka Bank	24,000	220,650
	Showa Denko	69,000	142,910
	Showa Shell Sekiyu	6,800	63,146
	SMC	1,800	324,446
	SoftBank	30,000	1,136,028
	Sojitz	63,300	118,558
	Sony	34,600	912,817
	Sony Financial Holdings	5,000	90,387
	Square Enix Holdings	2,500	44,988
	Stanley Electric	4,600	80,742
	Sumco	3,500	59,249
	Sumitomo	38,200	519,618
	Sumitomo Chemical	62,000	309,533
	Sumitomo Electric Industries	25,200	367,513
	Sumitomo Heavy Industries	17,000	118,643
	Sumitomo Metal Industries	130,000	292,003
	Sumitomo Metal Mining	20,000	328,544
	Sumitomo Mitsui Financial Group	46,700	1,439,800
	Sumitomo Mitsui Trust Holdings	103,460	360,072
	Sumitomo Realty & Development	12,000	268,162
	Sumitomo Rubber Industries	6,900	83,487
	Suruga Bank	7,000	61,022
	Suzuken	2,200	50,746
	Suzuki Motor	12,400	279,480
	Sysmex	2,200	82,736
	T&D Holdings	10,900	259,411
	Taisei	40,000	91,785
	Taisho Pharmaceutical	3,000	67,580
	Taiyo Nippon Sanso	9,000	71,667
	Takashimaya	8,000	55,184
	Takeda Pharmaceutical	27,400	1,266,185
	TDK	4,600	253,711
	Teijin	28,000	123,404
	Terumo	5,600	303,116
	THK	3,400	86,882
	Tobu Railway	30,000	126,263
	Toho	3,100	51,468
	Toho Gas	14,000	75,752
	Tohoku Electric Power	16,400	236,632
	Tokio Marine Holdings	24,800	694,175
	Tokyo Electric Power	54,300	219,787
	Tokyo Electron	5,700	311,654
	Tokyo Gas	86,000	388,101
	Tokyu	46,000	191,219
	Tokyu Land	16,000	67,969
	TonenGeneral Sekiyu	8,000	98,391
	Toppan Printing	17,000	131,880
	Toray Industries	56,000	413,463
	Toshiba	138,000	727,493
	Tosoh	18,000	72,273
	TOTO	10,000	77,821
	Toyo Seikan Kaisha	5,200	87,540
	Toyo Suisan Kaisha	3,000	70,964
	Toyoda Gosei	2,200	49,955
	Toyota Boshoku	3,100	51,500
	Toyota Industries	7,100	234,380
	Toyota Motor	96,800	3,985,649
	Toyota Tsusho	8,800	151,014
	Trend Micro	3,300	102,509
	Tsumura	2,400	76,716
	Ube Industries	37,000	111,380
	Unicharm	3,600	157,264
	Ushio	3,900	77,102
	USS	810	62,827
	West Japan Railway	6,700	261,529
	Yahoo Japan	595	204,741
	Yakult Honsha	2,700	78,094
	Yamada Denki	3,290	268,035
	Yamaguchi Financial Group	7,000	65,297
	Yamaha	4,900	55,875
†	Yamaha Motor	10,900	200,183
	Yamato Holdings	12,700	199,755
	Yamato Kogyo	1,600	49,820
	Yamazaki Baking	4,000	53,550
	Yaskawa Electric	8,000	89,803
	Yokogawa Electric	7,100	60,590

			81,310,717

	Luxembourg–0.45%
	ArcelorMittal	29,657	1,031,290
	Millicom International Cellular SDR	2,495	261,373
	SES FDR	9,833	276,207
	Tenaris	15,780	360,690

			1,929,560

	Mexico–0.03%
	Fresnillo	6,139	138,287

			138,287

	Netherlands–2.58%
†	AEGON	57,569	392,250
	Akzo Nobel	7,877	497,641
	ASML Holding	14,660	540,694
	Corio	2,278	150,854
	Delta Lloyd	4,444	105,551
	European Aeronautic Defence & Space	13,762	460,549
	Fugro CVA	2,502	180,201
	Heineken	8,800	529,609
	Heineken Holding	4,836	247,554
†	ING Groep CVA	133,398	1,643,818

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Netherlands (continued)

	Koninklijke Ahold	40,553	$545,209
	Koninklijke Boskalis Westminster	2,931	138,676
	Koninklijke DSM	5,952	386,237
	Koninklijke KPN	54,083	786,583
	Koninklijke Philips Electronics	34,009	873,973
	Koninklijke Vopak	2,701	132,270
	Post NL	15,674	132,810
†	QIAGEN	9,481	181,748
	Randstad Holding	4,914	227,197
	Reed Elsevier	26,881	361,087
	SBM Offshore	6,596	174,390
†	TNT Express	15,674	162,551
	Unilever CVA	57,387	1,883,350
	Wolters Kluwer	12,273	272,081

			11,006,883

	New Zealand–0.12%
	Auckland International Airport	21,141	39,040
†	Contact Energy	16,717	74,292
	Fletcher Building	22,562	161,465
	Sky City Entertainment Group	31,410	94,415
	Telecom New Zealand	74,913	152,700

			521,912

	Norway–0.70%
	Aker Solutions	6,641	132,752
	DnB NOR	37,022	516,036
	Gjensidige Forsikring	7,914	97,597
	Norsk Hydro	30,027	229,974
	Orkla	25,011	238,241
†	Renewable Energy	21,320	36,569
	Statoil	38,533	975,999
	Telenor	25,020	409,668
	Yara International	6,330	355,834

			2,992,670

	Portugal–0.26%
†	Banco Comercial Portugues Class R	98,478	58,571
	Banco Espirito Santo Class R	20,402	76,054
	Cimpor Cimentos de Portugal	6,268	47,851
	Energias de Portugal	75,632	268,387
	Galp Energia Class B	9,477	226,008
	Jeronimo Martins	8,708	167,232
	Portugal Telecom	25,640	252,043

			1,096,146

	Republic of Cyprus–0.02%
	Bank of Cyprus	32,205	94,948

			94,948

	Republic of Mauritius–0.02%
†	Essar Energy	10,182	66,788

			66,788

	Singapore–1.57%
	Ascendas Real Estate Investment Trust	59,000	98,132
	CapitaLand	100,000	237,564
	CapitaMall Trust	68,000	103,650
	CapitaMalls Asia	69,000	82,842
	City Developments	20,000	169,818
	ComfortDelGro	75,000	89,274
	Cosco Singapore	48,000	76,532
	DBS Group Holdings	59,004	705,821
	Fraser & Neave	34,000	160,645
†	Global Logistic Properties	53,000	89,038
	Golden Agri-Resources	280,137	155,629
†	Hutchison Port Holdings Trust	200,400	169,338
	Jardine Cycle & Carriage	5,000	175,447
	Keppel	53,815	486,900
	Keppel Land	33,410	98,722
	Neptune Orient Lines	24,750	30,955
	Olam International	49,292	109,576
	Oversea-Chinese Banking	85,270	651,323
	SembCorp Industries	41,000	166,962
	SembCorp Marine	36,000	155,794
	Singapore Airlines	17,000	196,762
	Singapore Exchange	34,000	208,926
	Singapore Press Holdings	60,000	190,682
	Singapore Technologies Engineering	67,000	164,520
	Singapore Telecommunications	273,000	703,667
	StarHub	13,000	29,564
	United Overseas Bank	43,544	699,105
	UOL Group	22,000	89,336
	Wilmar International	70,000	309,681
	Yangzijiang Shipbuilding Holdings	88,000	104,990

			6,711,195

	Spain–3.43%
	Abertis Infraestructuras	14,648	326,915
	Acciona	905	96,078
	Acerinox	3,677	67,044
	Actividades de Construccion y Servicios	5,056	238,618
†	Amadeus IT Holding	9,758	202,814
	Banco Bilbao Vizcaya Argentaria	148,724	1,745,720
	Banco de Sabadell	43,048	177,565
	Banco de Valencia	109	269
	Banco Popular Espanol	40,017	225,142
	Banco Santander	295,909	3,408,680
	Bankinter	10,382	70,423
	CaixaBank	31,237	217,518
†	EDP Renovaveis	10,405	68,633
	Enagas	6,688	161,933
	Ferrovial	16,147	204,012

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Spain (continued)

	Fomento de Construcciones y Contratas	2,493	$76,047
	Gas Natural SDG	12,695	265,881
	Grifols	3,858	77,389
	Iberdrola	131,184	1,167,037
	Iberdrola Renovables	32,976	145,661
	Inditex	7,468	680,391
	Indra Sistemas	3,940	81,268
	Mapfre	23,407	86,839
	Mediaset Espana Communication	7,450	64,773
	Red Electrica	3,481	209,977
	Repsol YPF	27,374	949,415
	Telefonica	144,017	3,517,193
	Zardoya Otis	5,576	81,921

			14,615,156

	Sweden–2.94%
	Alfa Laval	13,800	297,585
	Assa Abloy Class B	11,800	317,131
	Atlas Copco Class A	22,891	602,803
	Atlas Copco Class B	12,876	303,726
	Boliden	10,000	184,667
	Electrolux Class B	7,631	182,485
	Ericsson LM Class B	104,767	1,508,019
	Getinge Class B	6,933	186,419
	Hennes & Mauritz Class B	35,468	1,222,851
	Hexagon Class B	10,233	251,933
	Holmen Class B	2,300	71,713
	Husqvarna Class B	18,330	121,438
	Industrivarden Class C	3,600	59,564
	Investor Class B	17,600	403,582
	Kinnevik Investment Class B	7,675	170,459
	Modern Times Group Class B	1,894	125,253
	Nordea Bank	90,803	975,125
	Ratos Class B	7,600	146,068
	Sandvik	34,388	602,393
	Scania Class B	12,500	290,132
	Securitas Class B	12,000	127,040
	Skandinaviska Enskilda Banken Class A	53,800	439,849
	Skanska Class B	15,500	277,824
	SKF Class B	14,400	416,905
	SSAB Class A	7,000	104,568
	Svenska Cellulosa Class B	18,843	265,650
	Svenska Handelsbanken Class A	16,608	512,015
	Swedbank Class A	27,320	459,364
	Swedish Match	8,500	285,369
	Tele2 Class B	12,952	255,621
	TeliaSonera	73,617	539,962
	Volvo Class A	1,259	21,990
	Volvo Class B	47,385	829,450

			12,558,953

	Switzerland–8.36%
	ABB	76,520	1,988,048
†	Actelion	4,080	201,310
	Adecco	4,859	311,858
	Aryzta	2,615	140,438
	Baloise Holding	1,485	153,223
	Cie Financiere Richemont Class A	18,082	1,184,898
	Credit Suisse Group	39,244	1,529,335
	GAM Holding	9,213	151,576
	Geberit	1,287	305,310
	Givaudan	275	290,896
†	Glencore International	32,970	259,806
	Holcim	8,385	634,078
	Julius Baer Group	6,800	280,878
	Kuehne & Nagel International Class R	2,138	324,796
	Lindt & Spruengli Class R	4	145,790
	Lindt & Spruengli PC	31	96,598
	Lonza Group	2,062	161,534
	Nestle	121,870	7,583,340
	Novartis	81,974	5,023,652
	Pargesa Holding	963	89,247
	Roche Holding	24,656	4,127,681
	Schindler Holding	773	93,867
	Schindler Holding PC	1,779	216,359
	SGS	183	347,595
	Sika	64	154,482
	Sonova Holding	1,669	155,824
	STMicrolectronics	23,649	235,379
	Straumann Holding Class R	284	68,484
	Sulzer	949	154,725
	Swatch Group	1,168	589,464
	Swatch Group Bearer Shares	1,559	140,162
†	Swiss Life Holding	956	156,776
	Swiss Reinsurance	12,074	677,942
	Swisscom	779	357,101
	Syngenta	3,275	1,106,722
	Transocean	10,940	714,167
†	UBS	127,242	2,321,974
	Wolseley	10,385	338,971
	Xstrata	72,218	1,590,579
	Zurich Financial Services	5,059	1,280,052

			35,684,917

	United Kingdom–19.76%
	3i Group	40,479	182,789
	Admiral Group	8,139	217,041
†	Aggreko	9,048	280,321
	AMEC	13,065	228,285
	Anglo American	46,131	2,287,747
	Antofagasta	12,917	289,049
	ARM Holdings	50,457	474,463
	Associated British Foods	14,448	251,357
	AstraZeneca	48,660	2,432,012

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	United Kingdom (continued)

†	Autonomy	8,734	$239,235
	Aviva	96,569	679,732
	Babcock International Group	11,965	136,819
	BAE Systems	116,334	595,106
	Balfour Beatty	23,706	117,530
	Barclays	403,441	1,655,005
	BG Group	118,554	2,691,793
	BHP Billiton	76,415	3,002,540
	BP	667,330	4,913,392
	British American Tobacco	69,955	3,067,541
	British Land	27,577	269,614
	British Sky Broadcasting	38,716	525,596
	BT Group	267,535	867,429
	Bunzl	11,855	148,451
	Burberry Group	16,728	388,992
†	Cairn Energy	46,360	309,162
	Capita Group	19,999	229,688
	Capital Shopping Centres Group	24,543	157,455
	Carnival	7,383	286,067
	Centrica	177,978	924,118
	Cobham	40,225	136,516
	Compass Group	64,628	623,133
	Diageo	87,333	1,786,684
	Eurasian Natural Resources	8,430	105,772
	Experian	33,696	429,203
	G4S	56,030	251,862
	GlaxoSmithKline	181,958	3,900,011
	Hammerson	29,227	225,954
	Home Retail Group	28,831	75,788
	HSBC Holdings	622,398	6,170,718
	ICAP	17,120	129,840
	Imperial Tobacco Group	35,311	1,175,554
	Inmarsat	20,702	184,729
	Intercontinental Hotels Group	10,563	216,226
†	International Consolidated Airlines Group	43,840	177,933
†	International Consolidated Airlines Group (London Stock Exchange)	21,402	87,361
	International Power	56,271	290,617
	Intertek Group	6,784	214,991
	Invensys	27,104	140,193
	Investec	14,540	118,017
†	ITV	166,975	191,720
	Johnson Matthey	8,588	271,192
	Kazakhmys	6,591	146,098
	Kingfisher	92,371	396,775
	Ladbrokes	205	502
	Land Securities Group	29,875	408,678
	Legal & General Group	221,654	419,892
†	Lloyds Banking Group	1,415,322	1,112,172
	London Stock Exchange Group	5,040	85,864
	Lonmin	5,454	127,272
	Man Group	61,010	232,060
	Marks & Spencer Group	52,564	304,702
	National Grid	121,653	1,197,539
	Next	5,807	216,952
	Old Mutual	209,057	447,500
	Pearson	27,622	522,516
	Petrofac	8,338	202,749
	Prudential	88,058	1,016,757
	Randgold Resources	3,544	298,497
	Reckitt Benckiser Group	21,405	1,182,206
	Reed Elsevier	45,604	415,181
	Resolution	53,799	253,606
	Rexam	35,483	218,139
	Rio Tinto	50,715	3,661,800
	Rolls-Royce Holdings	63,999	662,746
†	Royal Bank of Scotland Group	663,342	410,305
	Royal Dutch Shell Class A	128,069	4,557,009
	Royal Dutch Shell Class B	94,494	3,372,003
	RSA Insurance Group	114,330	247,287
	SABMiller	33,011	1,204,880
	Sage Group	52,337	242,633
	Sainsbury (J.)	47,734	252,851
	Schroders	4,349	107,975
	Scottish & Southern Energy	31,969	714,983
	Segro	26,656	133,645
	Serco Group	21,139	187,508
	Severn Trent	8,176	193,157
	Shire	19,166	599,238
	Smith & Nephew	34,448	369,156
	Smiths Group	14,415	278,045
	Standard Chartered	82,028	2,154,617
	Standard Life	74,602	252,140
	SubSea 7	11,028	282,209
	Tesco	280,733	1,813,753
	TUI Travel	22,111	79,579
	Tullow Oil	30,373	604,832
	Unilever	45,148	1,456,701
	United Utilities Group	26,923	258,939
	Vedanta Resources	4,153	139,602
	Vodafone Group	1,818,281	4,821,281
	Weir Group	6,834	233,284
	Whitbread	7,078	183,509
	WM Morrison Supermarkets	77,899	372,577
	WPP	42,909	537,541

			84,343,785

	United States–0.09%
#	Synthes 144A	2,190	385,230

			385,230

	Total Common Stock (Cost $335,490,171)		404,262,055

LVIP SSgA International Index Fund–13

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	PREFERRED STOCK–0.52%Δ
	Germany–0.52%
	Bayerische Motoren Werke 2.99%	1,731	$110,072
	Henkel 1.51%	6,886	478,807
	Porsche Automobil Holding 1.07%	5,881	466,464
	ProSiebenSat.1 Media 5.98%	2,347	66,813
	RWE 10.63%	1,193	60,884
	Volkswagen 1.58%	4,995	1,032,874

	Total Preferred Stock (Cost $1,329,872)		2,215,914

	RIGHTS–0.00%Δ
	Italy–0.00%
†	Banca Monte Dei Paschi Di Siena	98,111	7,540

			7,540

	Singapore–0.00%
†	Olam International	2,241	292

			292

	Spain–0.00%
†	Banco Popular Espanol	40,017	2,901
†	Mapfre	23,407	81
†	Zardoya Otis	5,576	4,230

			7,212

	Total Rights (Cost $0)		15,044

	WARRANT–0.00%Δ
	Singapore–0.00%
†	Golden Agri-Resources CW12 exercise price SGD 0.54, expiration date 7/23/12	6,343	826

	Total Warrant (Cost $0)		826

	SHORT-TERM INVESTMENT–1.79%
	Money Market Mutual Fund–1.79%
	Dreyfus Treasury & Agency Cash Management Fund	7,617,070	7,617,070

	Total Short-Term Investment (Cost $7,617,070)		7,617,070

TOTAL VALUE OF SECURITIES–97.04% (Cost $344,437,113)	414,110,909

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.96%**	12,626,457

NET ASSETS APPLICABLE TO 51,121,956 SHARES OUTSTANDING–100.00%	$426,737,366

NET ASSET VALUE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($192,734,400 / 23,077,195 Shares)	$8.352

NET ASSET VALUE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($234,002,966 / 28,044,761 Shares)	$8.344

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unauthorization-no par)	$359,600,334
Undistributed net investment income	9,784,858
Accumulated net realized loss on investments	(13,030,459)
Net unrealized appreciation of investments and foreign currencies	70,382,633

Total net assets	$426,737,366

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $142,454, which represented 0.03% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $385,230, which represented 0.09% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

**	Includes $1,560,000 cash pledged as collateral for index futures contracts.

LVIP SSgA International Index Fund–14

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

Summary of Abbreviations:
CDI–Chess Depository Interest
CVA–Dutch Certificate
FDR–Fiduciary Depositary Receipt
PC–Participation Certificate
PPS–Partially Protected Shares
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
SDR–Special Drawing Right
SCpA–Italian Consortium Joint-Stock Company
SGD–Singapore Dollar
VVPR Strip–Dividend Coupon

1 The following index futures contract was outstanding at June 30, 2011:

Index Futures Contract

				Unrealized
	Notional	Notional		Appreciation
Contract to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
215 EMINI MSCI EAFE Index	$17,831,094	$18,445,925	9/16/11	$614,831

The use of index futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–15

LVIP SSgA International Index Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$10,991,191
Foreign tax withheld	(911,124)

10,080,067

EXPENSES:
Management fees	889,140
Distribution expenses-Service Class	288,223
Custodian fees	107,104
Accounting and administration expenses	102,105
Index fees	87,947
Pricing fees	74,245
Reports and statements to shareholders	41,106
Professional fees	15,324
Trustees’ fees	5,967
Other	20,441

1,631,602
Less expenses waived/reimbursed	(110,200)

Total operating expenses	1,521,402

NET INVESTMENT INCOME	8,558,665

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(7,751,764)
Foreign currencies	167,625
Futures contracts	24,131

Net realized loss	(7,560,008)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	19,634,276

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	12,074,268

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,632,933

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,558,665	$6,183,375
Net realized loss on investments and foreign currencies	(7,560,008)	(3,439,856)
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	19,634,276	27,079,244

Net increase in net assets resulting from operations	20,632,933	29,822,763

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,269,203)
Service Class	—	(2,375,524)

	—	(4,644,727)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	82,007,553	88,240,176
Service Class	19,423,285	118,185,794
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,269,203
Service Class	—	2,375,524

	101,430,838	211,070,697

Cost of shares repurchased:
Standard Class	(85,887,788)	(25,262,481)
Service Class	(19,102,344)	(26,416,249)

	(104,990,132)	(51,678,730)

Increase (decrease) in net assets derived from capital share transactions	(3,559,294)	159,391,967

NET INCREASE IN NET ASSETS	17,073,639	184,570,003
NET ASSETS:
Beginning of period	409,663,727	225,093,724

End of period (including undistributed net investment income of $9,784,858 and $1,058,568, respectively)	$426,737,366	$409,663,727

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–16

LVIP SSgA International Index Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund
	Standard Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$7.932	$7.511	$5.959	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.163	0.163	0.157	0.116
Net realized and unrealized gain (loss) on investments and foreign currencies	0.257	0.364	1.502	(4.098)

Total from investment operations	0.420	0.527	1.659	(3.982)

Less dividends and distributions from:
Net investment income	—	(0.106)	(0.107)	(0.059)

Total dividends and distributions	—	(0.106)	(0.107)	(0.059)

Net asset value, end of period	$8.352	$7.932	$7.511	$5.959

Total return[4]	5.30%	7.05%	27.85%	(39.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,734	$187,470	$111,877	$26,176
Ratio of expenses to average net assets	0.55%	0.54%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.60%	0.64%	0.73%	1.58%
Ratio of net investment income to average net assets	3.98%	2.22%	2.37%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.93%	2.12%	2.09%	1.40%
Portfolio turnover	13%	4%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–17

LVIP SSgA International Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund
	Service Class
	Six Months
	Ended			5/1/08[2]
	6/30/11[1]	Year Ended		to
	(Unaudited)	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$7.934	$7.514	$5.964	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.152	0.145	0.141	0.104
Net realized and unrealized gain (loss) on investments and foreign currencies	0.258	0.362	1.499	(4.094)

Total from investment operations	0.410	0.507	1.640	(3.990)

Less dividends and distributions from:
Net investment income	—	(0.087)	(0.090)	(0.046)

Total dividends and distributions	—	(0.087)	(0.090)	(0.046)

Net asset value, end of period	$8.344	$7.934	$7.514	$5.964

Total return[4]	5.17%	6.78%	27.53%	(39.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$234,003	$222,194	$113,217	$34,891
Ratio of expenses to average net assets	0.80%	0.79%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.85%	0.89%	0.98%	1.83%
Ratio of net investment income to average net assets	3.73%	1.97%	2.12%	2.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.68%	1.87%	1.84%	1.15%
Portfolio turnover	13%	4%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–18

LVIP SSgA International Index Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP SSgA International Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to the Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008–December 31, 2010), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

LVIP SSgA International Index Fund–19

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund.

Prior to May 1, 2011, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.60% of average daily net assets of the Fund. Effective May 1, 2011, LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2012 as follows: 0.03% of the first $500 million of average daily net assets of the Fund; and 0.05% of the average daily net assets of the Fund in excess of $500 million. The agreement will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund. Prior to May 1, 2011, LIAC had contractually agreed to waive a portion of its advisory fee as follows: 0.06% of the first $500 million of average daily net assets of the Fund; and 0.09% of the average daily net assets of the Fund in excess of $500 million.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.10% of the first $50 million of the Fund’s average daily net assets; 0.06% of the next $450 million; and 0.04% on average daily net assets in excess of $500 million, subject to a $100,000 minimum.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $22,228 and $1,896, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$137,265
Distribution fees payable to LFD	46,917

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

At June 30, 2011, Lincoln Life directly owned 0.05% of the Standard Class shares and 7.32% of the Service Class shares.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $62,065,686 and sales of $56,550,642 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $349,478,130. At June 30, 2011, net unrealized appreciation was $64,632,779, of which $90,282,682 related to unrealized appreciation of investments and $25,649,903 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP SSgA International Index Fund–20

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Common Stock	$—	$404,119,601	$142,454	$404,262,055
Other	—	2,231,411	373	2,231,784
Short-Term Investment	7,617,070	—	—	7,617,070

Total	$7,617,070	$406,351,012	$142,827	$414,110,909

Index Futures Contract	$614,831	$—	$—	$614,831

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common
	Stock	Other	Total

Balance as of 12/31/10	$43,629	$—	$43,629
Purchases	169,617	—	169,617
Transfers out of Level 3	(21,994)	—	(21,994)
Net change in unrealized appreciation/deprecation	(48,798)	373	(48,425)

Balance as of 6/30/11	$142,454	$373	$142,827

Net change in unrealized appreciation/depreciation still held as of 6/30/11	$(65,749)	$373	$(65,376)

During the six months ended June 30, 2011, Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $21,994, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$4,644,727

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$359,600,334
Undistributed ordinary income	10,986,645
Realized losses 1/1/11–6/30/11	(7,537,077)
Capital loss carryforwards as of 12/31/10	(56,183)
Unrealized appreciation of investments and foreign currencies	63,743,647

Net assets	$426,737,366

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of unrealized gain on passive foreign investment companies, mark-to-market of index futures contracts and mark to market of foreign currency exchange contracts.

LVIP SSgA International Index Fund–21

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$167,625	$(167,625)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $56,183 expires in 2018.

For the six months ended June 30, 2011, the Fund had $7,537,077 of capital losses, which may increase the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10
Shares sold:
Standard Class	9,956,263	11,895,877
Service Class	2,368,685	16,267,188

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	292,876
Service Class	—	306,440

	12,324,948	28,762,381

Shares repurchased:
Standard Class	(10,514,715)	(3,447,983)
Service Class	(2,329,192)	(3,635,545)

	(12,843,907)	(7,083,528)

Net increase (decrease)	(518,959)	21,678,853

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for and; 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2011.

Index Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering

LVIP SSgA International Index Fund–22

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov..

LVIP SSgA International Index Fund–23

LVIP Target Maturity Profile Funds

LVIP Target Maturity Profile Funds
LVIP Protected Profile 2010 Fund
(formerly, LVIP Wilshire 2010 Profile Fund)
LVIP Protected Profile 2020 Fund
(formerly, LVIP Wilshire 2020 Profile Fund)
LVIP Protected Profile 2030 Fund
(formerly, LVIP Wilshire 2030 Profile Fund)
LVIP Protected Profile 2040 Fund
(formerly, LVIP Wilshire 2040 Profile Fund)
LVIP Protected Profile 2050 Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

(formerly, LVIP Wilshire Profile Funds)

LVIP Target Maturity Profile Funds

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocations	3
Statements of Net Assets	5
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	28
Other Fund Information	33

LVIP Target Maturity Profile Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Protected Profile 2010 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,045.90	0.22%	$1.12
Service Class Shares	1,000.00	1,044.60	0.47%	2.38

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,022.46	0.47%	2.36

LVIP Protected Profile 2020 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,047.30	0.22%	$1.12
Service Class Shares	1,000.00	1,046.00	0.47%	2.38

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,022.46	0.47%	2.36

LVIP Protected Profile 2030 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,049.80	0.22%	$1.12
Service Class Shares	1,000.00	1,048.50	0.47%	2.39

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,022.46	0.47%	2.36

LVIP Target Maturity Profile Funds–1

LVIP Target Maturity Profile Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP Protected Profile 2040 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,054.40	0.22%	$1.12
Service Class Shares	1,000.00	1,053.00	0.47%	2.39

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,022.46	0.47%	2.36

LVIP Protected Profile 2050 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual**
Standard Class Shares	$1,000.00	$968.60	0.30%	$0.49
Service Class Shares	1,000.00	968.20	0.55%	0.89

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	The LVIP Protected Profile 2050 Fund commenced operations on May 2, 2011. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the actual since inception).

Each Fund operates under a fund of funds structure. Under normal market conditions each Fund will invest 80% or more of its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Target Maturity Profile Funds–2

LVIP Target Maturity Profile Funds

Security Type/Sector Allocations
As of June 30, 2011

LVIP Protected Profile 2010 Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	95.27%

Equity Funds	35.72%
Fixed Income Funds	41.88%
International Equity Funds	14.68%
International Fixed Income Fund	2.99%

Unaffiliated Investment Companies	2.78%

Commodity Fund	0.95%
International Equity Fund	1.83%

Short-Term Investment	1.36%

Total Value of Securities	99.41%

Receivables and Other Assets Net of Liabilities	0.59%

Total Net Assets	100.00%

LVIP Protected Profile 2020 Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	94.88%

Equity Funds	37.45%
Fixed Income Funds	37.64%
International Equity Funds	16.82%
International Fixed Income Fund	2.97%

Unaffiliated Investment Companies	2.46%

Commodity Fund	0.95%
International Equity Fund	1.51%

Short-Term Investment	2.51%

Total Value of Securities	99.85%

Receivables and Other Assets Net of Liabilities	0.15%

Total Net Assets	100.00%

LVIP Protected Profile 2030 Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	92.71%

Equity Funds	40.81%
Fixed Income Funds	28.39%
International Equity Funds	20.58%
International Fixed Income Fund	2.93%

Unaffiliated Investment Companies	3.25%

Commodity Fund	0.93%
International Equity Fund	2.32%

Short-Term Investment	3.16%

Total Value of Securities	99.12%

Receivables and Other Assets Net of Liabilities	0.88%

Total Net Assets	100.00%

LVIP Protected Profile 2040 Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	92.10%

Equity Funds	46.20%
Fixed Income Fund	15.57%
International Equity Funds	28.38%
International Fixed Income Fund	1.95%

Unaffiliated Investment Companies	3.00%

Commodity Fund	0.93%
International Equity Fund	2.07%

Short-Term Investment	3.98%

Total Value of Securities	99.08%

Receivables and Other Assets Net of Liabilities	0.92%

Total Net Assets	100.00%

LVIP Target Maturity Profile Funds–3

LVIP Target Maturity Profile Funds

Security Type/Sector Allocations (continued)

LVIP Protected Profile 2050 Fund

Percentage
Security Type/Sector	of Net Assets

Affiliated Investment Companies	88.66%

Equity Funds	51.52%
Fixed Income Fund	1.93%
International Equity Funds	35.21%

Unaffiliated Investment Companies	4.53%

Commodity Fund	0.88%
International Equity Fund	3.65%

Short-Term Investment	6.40%

Total Value of Securities	99.59%

Receivables and Other Assets Net of Liabilities	0.41%

Total Net Assets	100.00%

LVIP Target Maturity Profile Funds–4

LVIP Protected Profile 2010 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–95.27%
	Equity Funds–35.72%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA S&P 500 Index Fund	986,510	$9,208,083
	LVIP SSgA Small-Cap Index Fund	178,242	3,381,601

			12,589,684

	Fixed Income Funds–41.88%
*	Lincoln Variable Insurance Products Trust–
	LVIP BlackRock Inflation Protected Bond Fund	430,082	4,576,077
	LVIP Delaware Bond Fund	148,753	2,102,922
	LVIP SSgA Bond Index Fund	718,519	8,081,904

			14,760,903

	International Equity Funds–14.68%
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	219,147	1,715,261
	LVIP SSgA Emerging Markets 100 Fund	41,740	615,074
	LVIP SSgA International Index Fund	340,589	2,844,257

			5,174,592

	International Fixed Income Fund–2.99%
*	Lincoln Variable Insurance Products Trust–
	LVIP Global Income Fund	86,766	1,052,294

			1,052,294

	Total Affiliated Investment Companies (Cost $25,257,407)		33,577,473

	UNAFFILIATED INVESTMENT COMPANIES–2.78%
	Commodity Fund–0.95%
**	PIMCO CommodityRealReturn Strategy Portfolio	38,446	336,021

			336,021

	International Equity Fund–1.83%
*	Delaware VIP Trust–
	Delaware VIP Emerging Markets Series	29,593	644,235

			644,235

	Total Unaffiliated Investment Companies (Cost $584,631)		980,256

	SHORT-TERM INVESTMENT–1.36%
	Money Market Mutual Fund–1.36%
	Dreyfus Treasury & Agency Cash Management Fund	478,357	478,357

	Total Short-Term Investment (Cost $478,357)		478,357

TOTAL VALUE OF SECURITIES–99.41% (Cost $26,320,395)	35,036,086

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%***	208,353

NET ASSETS APPLICABLE TO 3,194,472 SHARES OUTSTANDING–100.00%	$35,244,439

NET ASSET VALUE–LVIP PROTECTED PROFILE 2010 FUND STANDARD CLASS ($24,186,711 / 2,191,384 Shares)	$11.037

NET ASSET VALUE–LVIP PROTECTED PROFILE 2010 FUND SERVICE CLASS ($11,057,728 / 1,003,088 Shares)	$11.024

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$31,131,181
Undistributed net investment income	116,016
Accumulated net realized loss on investments	(4,674,054)
Net unrealized appreciation of investments	8,671,296

Total net assets	$35,244,439

*	Standard Class shares.

**	Institutional Class shares.

***	Includes $133,530 cash pledged as collateral for futures contracts.

LVIP Target Maturity Profile Funds–5

LVIP Protected Profile 2010 Fund
Statement of Net Assets (continued)

[1]	The following futures contracts were outstanding at June 30, 2011:

Futures Contracts

					Unrealized
		Notional Cost	Notional	Expiration	Appreciation
Contracts to Sell		(Proceeds)	Value	Date	(Depreciation)
(1)	BP Currency	$(102,685)	$(100,319)	9/19/11	$2,366
(1)	Euro Currency	(179,285)	(181,100)	9/19/11	(1,815)
(5)	Euro STOXX 50	(199,157)	(206,487)	9/16/11	(7,330)
(1)	FTSE 100 Index	(97,293)	(94,729)	9/16/11	2,564
(1)	Japanese Yen Currency	(154,697)	(155,412)	9/19/11	(715)
(3)	MINI MSCI Emerging Markets	(166,848)	(173,400)	9/16/11	(6,552)
(1)	Nikkei 225	(122,195)	(121,965)	9/8/11	230
(6)	Russell 2000 MINI	(482,644)	(495,240)	9/16/11	(12,596)
(15)	S&P 500 EMINI	(966,581)	(986,625)	9/16/11	(20,044)

		$(2,471,385)			$(43,892)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–6

LVIP Protected Profile 2020 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–94.88%
	Equity Funds–37.45%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	56,932	$1,940,200
	LVIP Columbia Value Opportunities Fund	164,233	1,862,567
	LVIP Delaware Special Opportunities Fund	67,773	2,839,756
	LVIP SSgA S&P 500 Index Fund	2,850,957	26,610,831
	LVIP SSgA Small-Cap Index Fund	198,671	3,769,182

			37,022,536

	Fixed Income Funds–37.64%
*	Lincoln Variable Insurance Products Trust–
	LVIP BlackRock Inflation Protected Bond Fund	921,782	9,807,764
	LVIP Delaware Bond Fund	207,246	2,929,838
	LVIP SSgA Bond Index Fund	2,176,184	24,477,711

			37,215,313

	International Equity Funds–16.82%
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	488,653	3,824,685
	LVIP SSgA Emerging Markets 100 Fund	160,244	2,361,359
	LVIP SSgA International Index Fund	1,251,092	10,447,866

			16,633,910

	International Fixed Income Fund–2.97%
*	Lincoln Variable Insurance Products Trust–
	LVIP Global Income Fund	241,762	2,932,092

			2,932,092

	Total Affiliated Investment Companies (Cost $73,055,091)		93,803,851

	UNAFFILIATED INVESTMENT COMPANIES—2.46%
	Commodity Fund–0.95%
**	PIMCO CommodityRealReturn Strategy Portfolio	107,201	936,933

			936,933

	International Equity Fund–1.51%
*	Delaware VIP Trust–
	Delaware VIP Emerging Markets Series	68,650	1,494,515

			1,494,515

Total Unaffiliated Investment Companies (Cost $1,533,923)			2,431,448

	SHORT-TERM INVESTMENT—2.51%
	Money Market Mutual Fund–2.51%
	Dreyfus Treasury & Agency Cash Management Fund	2,486,693	2,486,693

	Total Short-Term Investment (Cost $2,486,693)		2,486,693

TOTAL VALUE OF SECURITIES–99.85% (Cost $77,075,707)	98,721,992
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%***	146,074

NET ASSETS APPLICABLE TO 9,242,189 SHARES OUTSTANDING–100.00%	$98,868,066

NET ASSET VALUE–LVIP PROTECTED PROFILE 2020 FUND STANDARD CLASS ($73,130,870 / 6,834,407 Shares)	$10.700

NET ASSET VALUE–LVIP PROTECTED PROFILE 2020 FUND SERVICE CLASS ($25,737,196 / 2,407,782 Shares)	$10.689

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$87,168,469
Undistributed net investment income	349,547
Accumulated net realized loss on investments	(10,151,327)
Net unrealized appreciation of investments	21,501,377

Total net assets	$98,868,066

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

***	Includes $492,481 cash pledged as collateral for futures contracts.

LVIP Target Maturity Profile Funds–7

LVIP Protected Profile 2020 Fund
Statement of Net Assets (continued)

1The following futures contracts were outstanding at June 30, 2011:

Futures Contracts

					Unrealized
		Notional Cost	Notional	Expiration	Appreciation
Contracts to Sell		(Proceeds)	Value	Date	(Depreciation)
(4)	BP Currency	$(409,057)	$(401,275)	9/19/11	$7,782
(4)	Euro Currency	(717,238)	(724,400)	9/19/11	(7,162)
(19)	Euro STOXX 50	(757,700)	(784,651)	9/16/11	(26,951)
(5)	FTSE 100 Index	(476,568)	(473,646)	9/16/11	2,922
(2)	Japanese Yen Currency	(309,719)	(310,825)	9/19/11	(1,106)
(12)	MINI MSCI Emerging Markets	(674,104)	(693,600)	9/16/11	(19,496)
(2)	Nikkei 225	(236,906)	(243,930)	9/8/11	(7,024)
(15)	Russell 2000 MINI	(1,213,005)	(1,238,100)	9/16/11	(25,095)
(56)	S&P 500 EMINI	(3,637,410)	(3,683,400)	9/16/11	(45,990)
(4)	S&P MID 400 EMINI	(373,176)	(390,600)	9/16/11	(17,424)

		$(8,804,883)			$(139,544)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–8

LVIP Protected Profile 2030 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–92.71%
	Equity Funds–40.81%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	48,950	$1,668,177
	LVIP Columbia Value Opportunities Fund	139,983	1,587,548
	LVIP Delaware Special Opportunities Fund	58,278	2,441,900
	LVIP SSgA S&P 500 Index Fund	2,976,716	27,784,667
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	103,821	1,629,470

			35,111,762

	Fixed Income Funds–28.39%
*	Lincoln Variable Insurance Products Trust–
	LVIP BlackRock Inflation Protected Bond Fund	554,770	5,902,756
	LVIP SSgA Bond Index Fund	1,646,580	18,520,731

			24,423,487

	International Equity Funds–20.58%
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	421,606	3,299,911
	LVIP SSgA Emerging Markets 100 Fund	191,092	2,815,928
	LVIP SSgA International Index Fund	1,191,067	9,946,600
	LVIP Templeton Growth Fund	59,394	1,637,733

			17,700,172

	International Fixed Income Fund–2.93%
*	Lincoln Variable Insurance Products Trust–
	LVIP Global Income Fund	207,856	2,520,873

			2,520,873

	Total Affiliated Investment Companies (Cost $61,605,399)		79,756,294

	UNAFFILIATED INVESTMENT COMPANIES–3.25%
	Commodity Fund–0.93%
**	PIMCO CommodityRealReturn Strategy Portfolio	92,202	805,843

			805,843

	International Equity Fund–2.32%
*	Delaware VIP Trust–
	Delaware VIP Emerging Markets Series	91,585	1,993,801

			1,993,801

	Total Unaffiliated Investment Companies (Cost $1,825,464)		2,799,644

	SHORT-TERM INVESTMENT–3.16%
	Money Market Mutual Fund–3.16%
	Dreyfus Treasury & Agency Cash Management Fund	2,721,592	2,721,592

	Total Short-Term Investment (Cost $2,721,592)		2,721,592

TOTAL VALUE OF SECURITIES–99.12% (Cost $66,152,455)	85,277,530

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%***	753,727

NET ASSETS APPLICABLE TO 8,072,475 SHARES OUTSTANDING–100.00%	$86,031,257

NET ASSET VALUE–LVIP PROTECTED PROFILE 2030 FUND STANDARD CLASS ($68,421,206 / 6,418,732 Shares)	$10.660

NET ASSET VALUE–LVIP PROTECTED PROFILE 2030 FUND SERVICE CLASS ($17,610,051 / 1,653,743 Shares)	$10.649

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$73,850,462
Undistributed net investment income	265,874
Accumulated net realized loss on investments	(7,030,387)
Net unrealized appreciation of investments	18,945,308

Total net assets	$86,031,257

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

***	Includes $679,705 cash pledged as collateral for futures contracts.

LVIP Target Maturity Profile Funds–9

LVIP Protected Profile 2030 Fund
Statement of Net Assets (continued)

1The following futures contracts were outstanding at June 30, 2011:

Futures Contracts

					Unrealized
		Notional Cost	Notional		Appreciation
Contracts to Sell		(Proceeds)	Value	Expiration Date	(Depreciation)
(5)	BP Currency	$(510,617)	$(501,594)	9/19/11	$9,023
(6)	Euro Currency	(1,076,233)	(1,086,600)	9/19/11	(10,367)
(26)	Euro STOXX 50	(1,045,881)	(1,073,733)	9/16/11	(27,852)
(6)	FTSE 100 Index	(571,008)	(568,375)	9/16/11	2,633
(3)	Japanese Yen Currency	(464,829)	(466,238)	9/19/11	(1,409)
(20)	MINI MSCI Emerging Markets	(1,126,578)	(1,156,000)	9/16/11	(29,422)
(3)	Nikkei 225	(352,584)	(365,894)	9/8/11	(13,310)
(10)	Russell 2000 MINI	(810,798)	(825,400)	9/16/11	(14,602)
(80)	S&P 500 EMINI	(5,207,099)	(5,262,000)	9/16/11	(54,901)
(7)	S&P MID 400 EMINI	(651,837)	(683,550)	9/16/11	(31,713)

		$(11,817,464)			$(171,920)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–10

LVIP Protected Profile 2040 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–92.10%
	Equity Funds–46.20%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	35,997	$1,226,737
	LVIP Columbia Value Opportunities Fund	102,898	1,166,968
	LVIP Delaware Special Opportunities Fund	56,949	2,386,206
	LVIP SSgA S&P 500 Index Fund	2,444,882	22,820,530
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	114,509	1,797,225

			29,397,666

	Fixed Income Fund–15.57%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Bond Index Fund	880,884	9,908,184

			9,908,184

	International Equity Funds–28.38%
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	311,146	2,435,344
	LVIP MFS International Growth Fund	139,459	1,829,426
	LVIP Mondrian International Value Fund	109,574	1,831,084
	LVIP SSgA Emerging Markets 100 Fund	172,204	2,537,598
	LVIP SSgA International Index Fund	911,876	7,615,076
	LVIP Templeton Growth Fund	65,527	1,806,841

			18,055,369

	International Fixed Income Fund–1.95%
*	Lincoln Variable Insurance Products Trust–
	LVIP Global Income Fund	101,950	1,236,444

			1,236,444

	Total Affiliated Investment Companies (Cost $43,927,790)		58,597,663

	UNAFFILIATED INVESTMENT COMPANIES–3.00%
	Commodity Fund–0.93%
**	PIMCO CommodityRealReturn Strategy Portfolio	67,848	592,994

			592,994

	International Equity Fund–2.07%
*	Delaware VIP Trust–
	Delaware VIP Emerging Markets Series	60,575	1,318,712

			1,318,712

	Total Unaffiliated Investment Companies (Cost $1,226,701)		1,911,706

	SHORT-TERM INVESTMENT–3.98%
	Money Market Mutual Fund–3.98%
	Dreyfus Treasury & Agency Cash Management Fund	2,530,984	2,530,984

	Total Short-Term Investment (Cost $2,530,984)		2,530,984

TOTAL VALUE OF SECURITIES–99.08% (Cost $47,685,475)	63,040,353

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.92%***	587,187

NET ASSETS APPLICABLE TO 6,222,002 SHARES OUTSTANDING–100.00%	$63,627,540

NET ASSET VALUE–LVIP PROTECTED PROFILE 2040 FUND STANDARD CLASS ($50,584,361 / 4,943,807 Shares)	$10.232

NET ASSET VALUE–LVIP PROTECTED PROFILE 2040 FUND SERVICE CLASS ($13,043,179 / 1,278,195 Shares)	$10.204

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$53,346,610
Undistributed net investment income	183,466
Accumulated net realized loss on investments	(5,126,509)
Net unrealized appreciation of investments	15,223,973

Total net assets	$63,627,540

*	Standard Class shares.

†	Non income producing security

**	Institutional Class shares.

***	Includes $787,597 cash pledged as collateral for futures contracts.

LVIP Target Maturity Profile Funds–11

LVIP Protected Profile 2040 Fund
Statement of Net Assets (continued)

1The following futures contracts were outstanding at June 30, 2011:

Futures Contracts

					Unrealized
		Notional Cost	Notional		Appreciation
Contracts to Sell		(Proceeds)	Value	Expiration Date	(Depreciation)
(7)	BP Currency	$(715,986)	$(702,231)	9/19/11	$13,755
(7)	Euro Currency	(1,255,592)	(1,267,700)	9/19/11	(12,108)
(34)	Euro STOXX 50	(1,366,523)	(1,404,112)	9/16/11	(37,589)
(7)	FTSE 100 Index	(661,551)	(663,105)	9/16/11	(1,554)
(4)	Japanese Yen Currency	(619,063)	(621,650)	9/19/11	(2,587)
(23)	MINI MSCI Emerging Markets	(1,296,819)	(1,329,400)	9/16/11	(32,581)
(3)	Nikkei 225	(351,578)	(365,894)	9/8/11	(14,316)
(10)	Russell 2000 MINI	(817,340)	(825,400)	9/16/11	(8,060)
(90)	S&P 500 EMINI	(5,931,819)	(5,919,750)	9/16/11	12,069
(9)	S&P MID 400 EMINI	(837,090)	(878,850)	9/16/11	(41,760)

		$(13,853,361)			$(124,731)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–12

LVIP Protected Profile 2050 Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–88.66%
	Equity Funds–51.52%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	1,236	$42,130
	LVIP Columbia Value Opportunities Fund	3,608	40,916
	LVIP Delaware Special Opportunities Fund	1,961	82,165
	LVIP SSgA Small-Cap Index Fund	2,170	41,176
	LVIP SSgA S&P 500 Index Fund	92,954	867,638
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,957	62,111

			1,136,136

	Fixed Income Fund–1.93%
*	Lincoln Variable Insurance Products Trust–
	LVIP SSgA Bond Index Fund	3,784	42,560

			42,560

	International Equity Funds–35.21%
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	10,567	82,711
	LVIP MFS International Growth Fund	4,710	61,784
	LVIP Mondrian International Value Fund	3,704	61,898
	LVIP SSgA International Index Fund	60,907	508,632
	LVIP Templeton Growth Fund	2,234	61,604

			776,629

	Total Affiliated Investment Companies (Cost $2,001,891)		1,955,325

	UNAFFILIATED INVESTMENT COMPANIES–4.53%
	Commodity Fund–0.88%
**	PIMCO CommodityRealReturn Strategy Portfolio	2,217	19,372

			19,372

	International Equity Fund–3.65%
*	Delaware VIP Trust–
	Delaware VIP Emerging Markets Series	3,701	80,564

			80,564

	Total Unaffiliated Investment Companies (Cost $106,092)		99,936

	SHORT-TERM INVESTMENT–6.40%
	Money Market Mutual Fund–6.40%
	Dreyfus Treasury & Agency Cash Management Fund	141,210	141,210

	Total Short-Term Investment (Cost $141,210)		141,210

TOTAL VALUE OF SECURITIES–99.59% (Cost $2,249,193)	2,196,471

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%***	8,945

NET ASSETS APPLICABLE TO 227,773 SHARES OUTSTANDING–100.00%	$2,205,416

NET ASSET VALUE–LVIP PROTECTED PROFILE 2050 FUND STANDARD CLASS ($361,551 / 37,328 Shares)	$9.686

NET ASSET VALUE–LVIP PROTECTED PROFILE 2050 FUND SERVICE CLASS ($1,843,865 / 190,445 Shares)	$9.682

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$2,263,389
Accumulated net realized loss on investments	(5,356)
Net unrealized depreciation of investments	(52,617)

Total net assets	$2,205,416

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

***	Includes $31,294 cash pledged as collateral for futures contracts.

LVIP Target Maturity Profile Funds–13

LVIP Protected Profile 2050 Fund
Statement of Net Assets (continued)

1The following futures contracts were outstanding at June 30, 2011:

Futures Contracts

					Unrealized
		Notional Cost	Notional		Appreciation
Contracts to Sell		(Proceeds)	Value	Expiration Date	(Depreciation)
(2)	Euro STOXX 50	$(81,944)	$(82,595)	9/16/11	$(651)
(1)	MINI MSCI Emerging Markets	(56,735)	(57,800)	9/16/11	(1,065)
(1)	Russell 2000 MINI	(81,548)	(82,540)	9/16/11	(992)
(4)	S&P 500 EMINI	(264,953)	(263,100)	9/16/11	1,853

		$(485,180)			$(855)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–14

LVIP Target Maturity Profile Funds
Statements of Assets and Liabilities
June 30, 2011 (Unaudited)

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

ASSETS:
Investments in affiliated investment companies, at value	$33,577,473	$93,803,851	$79,756,294	$58,597,663	$1,955,325
Investments in unaffiliated investment companies, at value	1,458,613	4,918,141	5,521,236	4,442,690	241,146
Cash	109,289	454,979	630,290	718,897	28,389
Due from manager	—	—	—	—	5,594
Receivables for investment companies shares sold	118,655	—	11,458	—	—
Receivables for fund shares sold	19,635	62,932	305,473	63,325	—

TOTAL ASSETS	35,283,665	99,239,903	86,224,751	63,822,575	2,230,454

LIABILITIES:
Foreign currencies, at value	4,122	18,846	25,142	31,994	2,129
Payables for investment companies shares purchased	—	18,036	—	84,075	14,906
Payables for fund shares redeemed	3,367	289,264	125,923	41,502	—
Due to manager and affiliates	216	15,557	11,801	5,115	—
Other accrued expenses	31,521	30,134	30,628	32,349	8,003

TOTAL LIABILITIES	39,226	371,837	193,494	195,035	25,038

TOTAL NET ASSETS	$35,244,439	$98,868,066	$86,031,257	$63,627,540	$2,205,416

Investments in affiliated investment companies, at cost	$25,257,407	$73,055,091	$61,605,399	$43,927,790	$2,001,891
Investments in unaffiliated investment companies, at cost	$1,062,988	$4,020,616	$4,547,056	$3,757,685	$247,302
Foreign currencies, at proceed	$(4,133)	$(18,792)	$(25,068)	$(31,894)	$(2,220)

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–15

LVIP Target Maturity Profile Funds
Statements of Operations
Six Months/Period Ended June, 30, 2011 (Unaudited)

					LVIP
	LVIP	LVIP	LVIP	LVIP	Protected Profile
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	2050 Fund
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	5/2/11* to 6/30/11

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$37,894	$99,859	$98,039	$69,752	$871

EXPENSES:
Management fees	42,964	118,968	101,827	74,771	803
Accounting and administration expenses	26,761	32,384	31,104	29,111	7,884
Reports and statements to shareholders	18,497	18,830	18,975	19,907	55
Distribution fees-Service Class	13,501	31,419	21,591	15,458	753
Professional fees	8,579	9,806	9,532	9,114	3,970
Custodian fees	1,865	2,656	2,589	2,640	88
Trustees’ fees	482	1,305	1,116	804	4
Other	1,844	2,765	2,612	2,368	—

	114,493	218,133	189,346	154,173	13,557
Less expenses waived/reimbursed	(63,260)	(82,163)	(78,214)	(72,884)	(11,839)

Total operating expenses	51,233	135,970	111,132	81,289	1,718

NET INVESTMENT LOSS	(13,339)	(36,111)	(13,093)	(11,537)	(847)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) from sale of investments in affiliated investment companies	212,123	331,106	399,095	231,806	(3,884)
Net realized gain (loss) from sale of investments in unaffiliated investment companies	(335)	455,060	841,573	580,511	(344)
Futures contracts	42,253	78,468	86,202	89,496	(1,128)
Foreign currencies	(2)	(136)	(420)	(592)	(41)

Net realized gain (loss)	254,039	864,498	1,326,450	901,221	(5,397)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	1,287,239	3,546,267	2,580,566	2,156,454	(52,617)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	1,541,278	4,410,765	3,907,016	3,057,675	(58,014)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,527,939	$4,374,654	$3,893,923	$3,046,138	($58,861)

*	Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–16

LVIP Target Maturity Profile Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP
	Protected Profile		Protected Profile		Protected Profile
	2010 Fund		2020 Fund		2030 Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	6/30/11	Year Ended	6/30/11	Year Ended	6/30/11	Year Ended
	(Unaudited)	12/31/10	(Unaudited)	12/31/10	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(13,339)	$404,269	$(36,111)	$1,023,982	$(13,093)	$827,411
Net realized gain on investments and foreign currencies	254,039	421,328	864,498	536,196	1,326,450	569,608
Net change in unrealized appreciation/depreciation of investments and foreign currencies	1,287,239	2,531,221	3,546,267	7,190,069	2,580,566	6,601,250

Net increase in net assets resulting from operations	1,527,939	3,356,818	4,374,654	8,750,247	3,893,923	7,998,269

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(222,412)	—	(530,707)	—	(460,654)
Service Class	—	(89,204)	—	(151,974)	—	(87,370)

	—	(311,616)	—	(682,681)	—	(548,024)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,912,777	9,167,248	10,778,689	25,808,754	9,591,705	20,207,069
Service Class	1,676,702	2,037,981	1,964,282	5,293,620	2,482,199	3,749,179
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	222,412	—	530,707	—	460,654
Service Class	—	89,204	—	151,974	—	87,370

	5,589,479	11,516,845	12,742,971	31,785,055	12,073,904	24,504,272

Cost of shares repurchased:
Standard Class	(2,744,611)	(5,091,329)	(7,763,571)	(7,591,210)	(6,004,131)	(5,971,977)
Service Class	(2,028,615)	(3,198,987)	(1,805,688)	(2,792,678)	(1,886,088)	(3,493,423)

	(4,773,226)	(8,290,316)	(9,569,259)	(10,383,888)	(7,890,219)	(9,465,400)

Increase in net assets derived from capital share transactions	816,253	3,226,529	3,173,712	21,401,167	4,183,685	15,038,872

NET INCREASE IN NET ASSETS	2,344,192	6,271,731	7,548,366	29,468,733	8,077,608	22,489,117
NET ASSETS:
Beginning of period	32,900,247	26,628,516	91,319,700	61,850,967	77,953,649	55,464,532

End of period	$35,244,439	$32,900,247	$98,868,066	$91,319,700	$86,031,257	$77,953,649

Undistributed net investment income	$116,016	$129,357	$349,547	$385,794	$265,874	$279,387

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–17

LVIP Target Maturity Profile Funds
Statements of Changes in Net Assets (continued)

	LVIP		LVIP
	Protected Profile		Protected Profile
	2040 Fund		2050 Fund
	Six Months		5/2/11*
	Ended		to
	6/30/11	Year Ended	6/30/11
	(Unaudited)	12/31/10	(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,537)	$564,022	$(847)
Net realized gain (loss) on investments and foreign currencies	901,221	220,841	(5,397)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	2,156,454	5,399,883	(52,617)

Net increase (decrease) in net assets resulting from operations	3,046,138	6,184,746	(58,861)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(312,085)	—
Service Class	—	(56,342)	—

	—	(368,427)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,227,447	15,750,034	360,080
Service Class	2,355,898	4,066,870	1,905,227
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	312,085	—
Service Class	—	56,342	—

	11,583,345	20,185,331	2,265,307

Cost of shares repurchased:
Standard Class	(4,681,975)	(5,583,396)	—
Service Class	(1,490,081)	(1,999,149)	(1,030)

	(6,172,056)	(7,582,545)	(1,030)

Increase in net assets derived from capital share transactions	5,411,289	12,602,786	2,264,277

NET INCREASE IN NET ASSETS	8,457,427	18,419,105	2,205,416
NET ASSETS:
Beginning of period	55,170,113	36,751,008	—

End of period	$63,627,540	$55,170,113	$2,205,416

Undistributed net investment income	$183,466	$195,595	$—

*	Commenced operations on May 2, 2011.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–18

LVIP Protected Profile 2010 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2010 Fund Standard Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1,2]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$10.553	$9.571	$7.899	$10.613	$10.000

Income (loss) from investment operations:
Net investment income[4]	— [5]	0.141	0.176	0.274	0.150
Net realized and unrealized gain (loss) on investments and foreign currencies	0.484	0.951	1.743	(2.813)	0.511

Total from investment operations	0.484	1.092	1.919	(2.539)	0.661

Less dividends and distributions from:
Net investment income	—	(0.110)	(0.158)	(0.166)	(0.048)
Net realized gain on investments	—	—	(0.089)	(0.009)	—

Total dividends and distributions	—	(0.110)	(0.247)	(0.175)	(0.048)

Net asset value, end of period	$11.037	$10.553	$9.571	$7.899	$10.613

Total return[6]	4.59%	11.42%	24.40%	(23.91% )	6.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,186	$21,962	$15,684	$9,428	$4,395
Ratio of expenses to average net assets[7]	0.22%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.59%	0.61%	0.63%	0.85%	3.43%
Ratio of net investment income to average net assets	0.00%	1.42%	2.05%	2.93%	2.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37% )	1.01%	1.62%	2.33%	(1.06% )
Portfolio turnover	16%	35%	114%	75%	48%
1Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Amount rounds to less than $0.001 per share.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–19

LVIP Protected Profile 2010 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2010 Fund Service Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1,2]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$10.553	$9.573	$7.903	$10.608	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)	0.116	0.155	0.251	0.133
Net realized and unrealized gain (loss) on investments and foreign currencies	0.484	0.949	1.741	(2.808)	0.509

Total from investment operations	0.471	1.065	1.896	(2.557)	0.642

Less dividends and distributions from:
Net investment income	—	(0.085)	(0.137)	(0.139)	(0.034)
Net realized gain on investments	—	—	(0.089)	(0.009)	—

Total dividends and distributions	—	(0.085)	(0.226)	(0.148)	(0.034)

Net asset value, end of period	$11.024	$10.553	$9.573	$7.903	$10.608

Total return[5]	4.46%	11.14%	24.10%	(24.10% )	6.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,058	$10,938	$10,945	$6,729	$1,588
Ratio of expenses to average net assets[6]	0.47%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.84%	0.86%	0.88%	1.10%	3.68%
Ratio of net investment income (loss) to average net assets	(0.25% )	1.17%	1.80%	2.68%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.62% )	0.76%	1.37%	2.08%	(1.31% )
Portfolio turnover	16%	35%	114%	75%	48%
1Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–20

LVIP Protected Profile 2020 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2020 Fund Standard Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1,2]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$10.217	$9.202	$7.547	$10.494	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.001)	0.141	0.167	0.239	0.130
Net realized and unrealized gain (loss) on investments and foreign currencies	0.484	0.962	1.759	(3.060)	0.407

Total from investment operations	0.483	1.103	1.926	(2.821)	0.537

Less dividends and distributions from:
Net investment income	—	(0.088)	(0.155)	(0.116)	(0.043)
Net realized gain on investments	—	—	(0.116)	(0.010)	—

Total dividends and distributions	—	(0.088)	(0.271)	(0.126)	(0.043)

Net asset value, end of period	$10.700	$10.217	$9.202	$7.547	$10.494

Total return[5]	4.73%	12.00%	25.66%	(26.89% )	5.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,131	$66,870	$42,389	$24,786	$9,355
Ratio of expenses to average net assets[6]	0.22%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.39%	0.41%	0.45%	0.56%	1.70%
Ratio of net investment income (loss) to average net assets	(0.01% )	1.47%	2.02%	2.66%	1.86%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.18% )	1.26%	1.77%	2.35%	0.41%
Portfolio turnover	15%	22%	83%	55%	41%
1Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–21

LVIP Protected Profile 2020 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2020 Fund Service Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1,2]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$10.219	$9.205	$7.552	$10.490	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.014)	0.117	0.146	0.217	0.113
Net realized and unrealized gain (loss) on investments and foreign currencies	0.484	0.961	1.758	(3.056)	0.406

Total from investment operations	0.470	1.078	1.904	(2.839)	0.519

Less dividends and distributions from:
Net investment income	—	(0.064)	(0.135)	(0.089)	(0.029)
Net realized gain on investments	—	—	(0.116)	(0.010)	—

Total dividends and distributions	—	(0.064)	(0.251)	(0.099)	(0.029)

Net asset value, end of period	$10.689	$10.219	$9.205	$7.552	$10.490

Total return[5]	4.60%	11.72%	25.35%	(27.07% )	5.20%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,737	$24,450	$19,462	$11,129	$2,344
Ratio of expenses to average net assets[6]	0.47%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.64%	0.66%	0.70%	0.81%	1.95%
Ratio of net investment income (loss) to average net assets	(0.26% )	1.22%	1.77%	2.41%	1.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.43% )	1.01%	1.52%	2.10%	0.16%
Portfolio turnover	15%	22%	83%	55%	41%

[1]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–22

LVIP Protected Profile 2030 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2030 Fund Standard Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1,2]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$10.154	$9.096	$7.298	$10.661	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.001	0.126	0.160	0.214	0.115
Net realized and unrealized gain (loss) on investments and foreign currencies	0.505	1.012	1.869	(3.493)	0.588

Total from investment operations	0.506	1.138	2.029	(3.279)	0.703

Less dividends and distributions from:
Net investment income	—	(0.080)	(0.139)	(0.075)	(0.042)
Net realized gain on investments	—	—	(0.092)	(0.009)	—

Total dividends and distributions	—	(0.080)	(0.231)	(0.084)	(0.042)

Net asset value, end of period	$10.660	$10.154	$9.096	$7.298	$10.661

Total return[5]	4.98%	12.52%	27.95%	(30.78% )	7.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,421	$61,744	$41,203	$19,388	$6,438
Ratio of expenses to average net assets[6]	0.22%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.41%	0.43%	0.48%	0.70%	2.86%
Ratio of net investment income to average net assets	0.02%	1.34%	1.97%	2.43%	1.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17% )	1.11%	1.69%	1.98%	(1.00% )
Portfolio turnover	17%	23%	78%	29%	32%

[1]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–23

LVIP Protected Profile 2030 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2030 Fund Service Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1,2]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$10.156	$9.100	$7.303	$10.657	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.012)	0.102	0.140	0.192	0.097
Net realized and unrealized gain (loss) on investments and foreign currencies	0.505	1.010	1.869	(3.489)	0.588

Total from investment operations	0.493	1.112	2.009	(3.297)	0.685

Less dividends and distributions from:
Net investment income	—	(0.056)	(0.120)	(0.048)	(0.028)
Net realized gain on investments	—	—	(0.092)	(0.009)	—

Total dividends and distributions	—	(0.056)	(0.212)	(0.057)	(0.028)

Net asset value, end of period	$10.649	$10.156	$9.100	$7.303	$10.657

Total return[5]	4.85%	12.23%	27.65%	(30.95% )	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,610	$16,210	$14,262	$6,040	$1,029
Ratio of expenses to average net assets[6]	0.47%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.66%	0.68%	0.73%	0.95%	3.11%
Ratio of net investment income (loss) to average net assets	(0.23% )	1.09%	1.72%	2.18%	1.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42% )	0.86%	1.44%	1.73%	(1.25% )
Portfolio turnover	17%	23%	78%	29%	32%

[1]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–24

LVIP Protected Profile 2040 Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2040 Fund Standard Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1,2]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$9.704	$8.602	$6.726	$10.498	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.001	0.119	0.138	0.179	0.127
Net realized and unrealized gain (loss) on investments and foreign currencies	0.527	1.055	1.934	(3.910)	0.453

Total from investment operations	0.528	1.174	2.072	(3.731)	0.580

Less dividends and distributions from:
Net investment income	—	(0.072)	(0.103)	(0.035)	(0.082)
Net realized gain on investments	—	—	(0.093)	(0.006)	—

Total dividends and distributions	—	(0.072)	(0.196)	(0.041)	(0.082)

Net asset value, end of period	$10.232	$9.704	$8.602	$6.726	$10.498

Total return[5]	5.44%	13.66%	30.96%	(35.54% )	5.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,585	$43,617	$28,560	$10,225	$3,285
Ratio of expenses to average net assets[6]	0.22%	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.46%	0.51%	0.58%	1.01%	5.14%
Ratio of net investment income to average net assets	0.01%	1.35%	1.83%	2.13%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.23% )	1.04%	1.45%	1.37%	(3.09% )
Portfolio turnover	19%	19%	81%	41%	28%

[1]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–25

LVIP Protected Profile 2040 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Protected Profile 2040 Fund Service Class
	Six Months
	Ended				4/30/07[3]
	6/30/11[1,2]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$9.690	$8.591	$6.729	$10.495	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.012)	0.097	0.119	0.158	0.110
Net realized and unrealized gain (loss) on investments and foreign currencies	0.526	1.052	1.932	(3.905)	0.453

Total from investment operations	0.514	1.149	2.051	(3.747)	0.563

Less dividends and distributions from:
Net investment income	—	(0.050)	(0.096)	(0.013)	(0.068)
Net realized gain on investments	—	—	(0.093)	(0.006)	—

Total dividends and distributions	—	(0.050)	(0.189)	(0.019)	(0.068)

Net asset value, end of period	$10.204	$9.690	$8.591	$6.729	$10.495

Total return[5]	5.30%	13.38%	30.63%	(35.71% )	5.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,043	$11,553	$8,191	$4,255	$579
Ratio of expenses to average net assets[6]	0.47%	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	0.71%	0.76%	0.83%	1.26%	5.39%
Ratio of net investment income (loss) to average net assets	(0.24% )	1.10%	1.58%	1.88%	1.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.48% )	0.79%	1.20%	1.12%	(3.34% )
Portfolio turnover	19%	19%	81%	41%	28%

[1]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–26

LVIP Protected Profile 2050 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Protected Profile 2050 Fund
	Standard Class	Service Class
	5/2/11[1]	5/2/11[1]
	to	to
	6/30/11	6/30/11
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	(0.004)
Net realized and unrealized loss on investments and foreign currencies	(0.314)	(0.314)

Total from investment operations	(0.314)	(0.318)

Net asset value, end of period	$9.686	$9.682

Total return[4]	(3.14% )	(3.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$361	$1,844
Ratio of expenses to average net assets[5]	0.30%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.97%	4.22%
Ratio of net investment loss to average net assets	(0.03% )	(0.28% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(3.70% )	(3.95% )
Portfolio turnover	7%	7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount rounds to less than $0.001 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Target Maturity Profile Funds–27

LVIP Target Maturity Profile Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Protected Profile 2010 Fund (formerly the LVIP Wilshire 2010 Profile Fund), LVIP Protected Profile 2020 Fund (formerly the LVIP Wilshire 2020 Profile Fund), LVIP Protected Profile 2030 Fund (formerly the LVIP Wilshire 2030 Profile Fund), LVIP Protected Profile 2040 Fund (formerly the LVIP Wilshire 2040 Profile Fund) and LVIP Protected Profile 2050 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities. Beginning on May 27, 2011, the Funds began to employ an actively managed risk management overlay strategy that invests directly in exchange traded futures to seek to control overall portfolio volatility and hedge downside market risk.

The Funds are Target Maturity Profile Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Determination of the NAVs of the Underlying Funds is the responsibility of the Underlying Funds and not the Funds. Securities of each Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of NAV of each Underlying Fund, see the Underlying Funds’ prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify or to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010, as applicable), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee paid to the investment advisors of the Underlying Funds (including LIAC). Prior to May 27, 2011, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.05% of average daily net assets of each Fund.

LVIP Target Maturity Profile Funds–28

LVIP Target Maturity Profile Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Effective May 1, 2011, LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed 0.30% of average daily net assets for the standard class of the Funds (0.55% of average daily net assets for the service class of the Funds). The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds. Prior to May 1, 2011, LIAC had contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceeded 0.20% of average daily net assets.

Prior to May 1, 2011, Wilshire Associates Incorporated (Wilshire) (Sub-Advisor) was responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, paid the Sub-Advisor a fee at an annual rate based on the combined net assets of the LVIP Conservative Profile Fund (formerly LVIP Wilshire Conservative Profile Fund), LVIP Moderate Profile Fund (formerly LVIP Wilshire Moderate Profile Fund) , LVIP Moderately Aggressive Profile Fund (formerly LVIP Wilshire Moderately Aggressive Profile Fund), LVIP Protected Profile 2010 Fund, LVIP Protected Profile 2020 Fund, LVIP Protected Profile 2030 Fund, and LVIP Protected Profile 2040 Fund, (Profile Funds) as follows: 0.08% of the first $500 million of the Profile Funds’ average daily net assets; 0.06% of the next $500 million; 0.05% of the next $2 billion; and 0.04% of any excess of the Profile Funds’ average daily net assets over $3 billion. Effective April 29, 2011, LIAC retained Wilshire to provide consulting services to LIAC relating to asset allocation for the Funds. Effective May 27, 2011, LIAC retained Milliman, Inc. to provide consulting services to LIAC relating to risk management strategy for the Funds. LIAC pays Wilshire’s and Milliman’s consulting fees out of its advisory fees. Wilshire and Milliman have no advisory authority in relation to the Funds.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of each Fund during the month and reimburses Lincoln Life for the cost of legal services. For the six months/period ended June 30, 2011, fees for administrative and legal services were as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Administration fees	$1,719	$4,759	$4,073	$2,991	$32
Legal fees	1,459	4,042	3,448	2,537	19

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. The investment managers of the Underlying Funds include Delaware Management Company, LIAC, Dreyfus and PIMCO.

At June 30, 2011, the Funds had receivables due from or liabilities payable to affiliates as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Receivables from LIAC	$2,035	$—	$—	$—	$5,966
Management fees payable to LIAC	—	10,314	8,225	2,432	—
Distribution fees payable to LFD	2,251	5,243	3,576	2,683	372

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

At June 30, 2011, Lincoln Life directly owned 26.79% shares of the Standard Class shares and 99.77% shares of the Service Class shares of the LVIP Protected Profile 2050 Fund.

3.	Investments
For the six months/period ended June 30, 2011, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Purchases	$5,492,620	$14,750,009	$14,552,435	$13,758,088	$2,251,943
Sales	5,384,202	14,005,439	13,670,832	11,311,576	139,733

LVIP Target Maturity Profile Funds–29

LVIP Target Maturity Profile Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Cost of investments	$26,778,440	$78,238,781	$67,109,950	$49,067,967	$2,253,451

Aggregate unrealized appreciation	$8,715,691	$21,646,285	$19,125,075	$15,354,879	$304
Aggregate unrealized depreciation	(458,045)	(1,163,074)	(957,495)	(1,382,493)	(57,284)

Net unrealized appreciation (depreciation)	$8,257,646	$20,483,211	$18,167,580	$13,972,386	$(56,980)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Level 1
Investment Companies	$34,557,729	$96,235,299	$82,555,938	$60,509,369	$2,055,261
Short-Term Investment	478,357	2,486,693	2,721,592	2,530,984	141,210

Total	$35,036,086	$98,721,992	$85,277,530	$63,040,353	$2,196,471

Futures Contracts	$(43,892)	$(139,544)	$(171,920)	$(124,731)	$(855)

There were no Level 3 investments at the beginning or end of the period.

During the six months/period ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

LVIP Target Maturity Profile Funds–30

LVIP Target Maturity Profile Funds
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months/period ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund

Year Ended December 31, 2010:
Ordinary income	$311,616	$682,681	$548,024	$368,427

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Shares of beneficial interest	$31,131,181	$87,168,469	$73,850,462	$53,346,610	$2,263,389
Undistributed ordinary income	116,016	349,547	265,874	183,466	—
Realized gains (losses) 1/1/11–6/30/11	241,168	867,207	1,340,121	911,339	(1,098)
Capital loss carryforwards as of 12/31/10	(4,220,773)	(9,349,276)	(7,031,175)	(4,440,295)	—
Unrealized appreciation (depreciation) of investments	7,976,847	19,832,119	17,605,975	13,626,420	(56,875)

Net assets	$35,244,439	$98,868,066	$86,031,257	$63,627,540	$2,205,416

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and pass-through consent dividends from the Underlying Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months/period ended June 30, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile	Protected Profile
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Undistributed (accumulated) net investment income (loss)	$(2)	$(136)	$(420)	$(592)	$847
Accumulated net realized loss	2	136	420	592	41
Paid-in capital	—	—	—	—	(888)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 for each Fund will expire as follows:

	LVIP	LVIP	LVIP	LVIP
	Protected Profile	Protected Profile	Protected Profile	Protected Profile
Year of Expiration	2010 Fund	2020 Fund	2030 Fund	2040 Fund

2017	$4,220,773	$9,349,276	$7,031,175	$4,440,295

For the six months ended June 30, 2011, the Funds had the following capital gains, which may reduce the capital loss carryforwards:

LVIP	LVIP	LVIP	LVIP
Protected Profile	Protected Profile	Protected Profile	Protected Profile
2010 Fund	2020 Fund	2030 Fund	2040 Fund

$241,168	$867,207	$1,340,121	$911,339

LVIP Target Maturity Profile Funds–31

LVIP Target Maturity Profile Funds
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	LVIP		LVIP		LVIP		LVIP		LVIP
	Protected Profile		Protected Profile		Protected Profile		Protected Profile		Protected Profile
	2010 Fund		2020 Fund		2030 Fund		2040 Fund		2050 Fund
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year	5/2/11*
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	to
	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11	12/31/10	6/30/11

Shares sold:
Standard Class	361,160	930,308	1,027,276	2,687,250	911,169	2,142,189	916,489	1,775,041	37,328
Service Class	154,885	208,022	185,982	555,015	236,706	397,903	233,593	460,403	190,552
Shares issued upon reinvestment of dividend and distributions:
Standard Class	—	21,390	—	52,801	—	46,232	—	32,899	—
Service Class	—	8,577	—	15,116	—	8,765	—	5,947	—

	516,045	1,168,297	1,213,258	3,310,182	1,147,875	2,595,089	1,150,082	2,274,290	227,880

Shares repurchased:
Standard Class	(250,867)	(509,289)	(737,888)	(801,489)	(573,153)	(637,379)	(467,453)	(633,293)	—
Service Class	(188,287)	(323,393)	(170,759)	(291,819)	(178,977)	(377,930)	(147,726)	(227,499)	(107)

	(439,154)	(832,682)	(908,647)	(1,093,308)	(752,130)	(1,015,309)	(615,179)	(860,792)	(107)

Net increase	76,891	335,615	304,611	2,216,874	395,745	1,579,780	534,903	1,413,498	227,773

*	Date of commencement of operations.

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, each Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge overall downside market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

8.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Funds’ financial statements.

LVIP Target Maturity Profile Funds–32

LVIP Target Maturity Profile Funds
Other Fund Information

LVIP Protected Profile 2010 Fund, LVIP Protected Profile 2020 Fund, LVIP Protected Profile 2030 Fund, and LVIP Protected Profile 2040 Fund
(formerly known as LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, respectively)

Approval of Investment Management Agreement with LIAC
On March 7 and 8, 2011, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the restructuring of the LVIP Protected Profile 2010 Fund, LVIP Protected Profile 2020 Fund, LVIP Protected Profile 2030 Fund, and LVIP Protected Profile 2040 Fund (collectively, the “Funds” or “Target Maturity Funds”), including the approval of the investment management agreement with Lincoln Investment Advisors Corporation (“LIAC”).

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life” or the “Administrator”) and Milliman, Inc. (“Milliman”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreements and the factors that they should consider in approving such agreements. Among other information, LIAC and the Administrator provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the advisory fee and estimated net expense ratio of each Target Maturity Fund to other funds, information about the estimated profitability and compliance and regulatory matters.

It was anticipated that upon the effectiveness of the restructuring, which was anticipated to take place on or about April 30, 2011, Wilshire Associates Incorporated (“Wilshire”) would resign as sub-adviser for the Funds and LIAC would be responsible for the Funds’ investments in underlying funds based on asset allocation recommendations from Wilshire, as a consultant to LIAC. Milliman would also serve as a consultant to LIAC, providing risk management services applicable to the Target Maturity Funds.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustees and officers and employees of LIAC and Lincoln Life to consider the approval of the proposed investment management agreement (the “Agreement”). In considering the approval of the Agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. The Independent Trustees reported that they had considered, among others, the following factors and reached the following conclusions with respect to their recommendations to the Board. Based upon their review, the Independent Trustees concluded that it was in the best interests of each Fund to approve the Agreement and accordingly, recommended to the Board the approval of the Agreement. Upon receiving the report of the Independent Trustees, the Board adopted the considerations and conclusions of the Independent Trustees.

In considering the approval of the Agreement with LIAC with respect to the Funds in light of the proposed restructuring, the Board considered the nature, extent and quality of services proposed to be provided to the Funds by LIAC, including LIAC personnel, resources and compliance efforts. The Board noted that LIAC currently serves as investment adviser for the Funds and considered that they had recently determined to approve the Funds’ agreement with LIAC in connection with the annual renewal of the agreement in September 2010 but were reconsidering the agreement due to the additional services to be provided by LIAC. The Board reviewed the additional services to be provided by LIAC in serving as investment adviser with responsibility for management and oversight of the Funds, implementation of asset allocation and risk management for the Funds. The Board considered that although Wilshire would provide consulting services on fund asset allocation and Milliman would provide consulting services on volatility management, LIAC would retain decision making authority. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters.

The Board also considered that the Administrator would continue to provide administrative services for the Funds and that certain personnel of the Administrator would also continue to provide services to the Funds on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the management fees and estimated net expense ratios for the Target Maturity Funds compared to those of Morningstar peer group funds provided by LIAC. The Board considered that the contractual management fee of 0.25% for each Target Maturity Fund was not proposed to change but noted LIAC’s decision to terminate the advisory fee waiver of 0.05%. The Board also considered LIAC’s intention to amend the expense limitation agreement from 0.20% to 0.30% (excluding acquired fund fees and expenses or “AFFE”) through April 30, 2012 for each of the Target Maturity Funds’ Standard Class shares (0.55% for Service Class shares) and that after giving effect to the expense limitation, including AFFE, each Target Maturity Fund’s net expense ratio (with the exception of the LVIP Protected Profile 2010 Fund) was expected to be within the range of the average net expense ratio (including AFFE) of the Morningstar peer group provided by LIAC. With respect to the LVIP Protected Profile 2010 Fund, the Board noted that the net expense ratio (including AFFE) was slightly higher compared to the Morningstar peer group provided by LIAC, but considered LIAC’s statement that it was due to greater equity exposure as compared to the peer group. The Board concluded that each Target Maturity Fund’s management fee, coupled with the expense limitation, was reasonable in light of the nature, quality and extent of services provided by LIAC.

The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the Target Maturity Funds and considered information on the proposed revenues to be received by the LIAC under the Agreement, as well as the expense reimbursements by LIAC and the estimated direct and indirect allocated costs LIAC would incur in providing services to the Target Maturity Funds, which was estimated to result in no profit to LIAC.

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LIAC had implemented an expense limitation for each Fund and concluded that economies of scale were appropriately shared with investors.

LVIP Target Maturity Profile Funds–33

LVIP Target Maturity Profile Funds
Other Fund Information (continued)

The Board considered any additional benefits LIAC may receive due to its association with the Funds, and noted that affiliates of LIAC provide a variety of services to the Funds for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to the Funds and noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from other series of the Trust by Lincoln Life holding Fund shares on behalf of contract holders. They also considered that Lincoln Life and its affiliated insurance companies may benefit from any interest income on monies (i.e. the “float”) in connection with purchases and redemptions of the Funds as part of insurance policies or annuities. The Board also considered that the Lincoln organization may benefit from economies of scale with the Funds when it bargains together with other series of the Trust for certain services from sub-advisers and other entities.

Overall Conclusions
Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Agreement with respect to the Funds are fair and reasonable and that approval of the agreement is in the best interests of the Funds. The Board unanimously approved the Agreement.

LVIP Protected Profile 2050 Fund

Approval of Investment Management Agreement
On March 7 and 8, 2011, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider the appointment of Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser to the LVIP Protected Profile 2050 Fund (the “2050 Fund”). It was proposed that the 2050 Fund would invest its assets in underlying funds based on recommendations regarding asset allocation from Wilshire Associates Incorporated (“Wilshire”) and risk management from Milliman, Inc. (“Milliman”), respectively, consultants to LIAC.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life” or the “Administrator”) and Milliman prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment advisory agreements and the factors that they should consider in approving such agreements. Among other information, LIAC and the Administrator provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the advisory fee and estimated net expense ratio of the 2050 Fund to other funds, information about the estimated profitability and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustees and officers and employees of Lincoln Life and LIAC to consider the approval of the proposed investment management agreement (the “Agreement”). In considering the approval of the Agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors. The Independent Trustees reported that they had considered, among others, the following factors and reached the following conclusions with respect to their recommendations to the Board. Based upon their review, the Independent Trustees concluded that it was in the best interests of each Fund to approve the Agreement and accordingly, recommended to the Board the approval of the Agreement. Upon receiving the report of the Independent Trustees, the Board adopted the considerations and conclusions of the Independent Trustees.

In considering the approval of the Agreement with LIAC with respect to the 2050 Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel, resources and compliance efforts, and that LIAC serves as investment adviser for the currently existing funds of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser with responsibility for management and oversight of the 2050 Fund and implementation of the asset allocation and risk management processes. The Board considered that although Wilshire and Milliman would provide consulting services on fund asset allocation and volatility management, respectively, LIAC would retain decision making authority. They also considered the experience and qualifications of the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters.

The Board also considered that the Administrator would provide administrative services for the 2050 Fund as it does for the existing funds of the Trust and that certain personnel of the Administrator would also provide services to the 2050 Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee and estimated expense ratio for the 2050 Fund. The Board compared the 2050 Fund’s management fee of 0.25% to the management fees in the Morningstar Target Date 2050+ peer group selected by LIAC, which ranged from 0.00% to 1.20%. The Board also compared the management fee to the management fees in the Morningstar Target Date 2041-2050+ peer group provided by LIAC at the December 2010 meeting and noted that the proposed management fee was above the average fee of the 2041-2050+ peer group. The Board considered that although management provided expense information for two different peer groups, the 2050+ peer group included funds that were more comparable to the 2050 Fund. The Board noted that LIAC had agreed to limit expenses, excluding acquired fund fees and expenses (“AFFE”), to 0.30% through April 30, 2012 for Standard Class Shares (0.55% for Service Class Shares) and that with such limitation, the 2050 Fund’s net expense ratio (including AFFE) would be within the range of the average net expense ratio (including AFFE) of the 2050+ peer group and slightly above the average net expense ratio (including AFFE) of the 2041-2050+ peer group. The Board concluded that the 2050 Fund’s management fee, coupled with the expense limitation, was reasonable in light of the nature, quality and extent of services to be provided by LIAC.

The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the 2050 Fund and considered information on the proposed revenues to be received by the LIAC under the Agreement, as well as the expense reimbursement by LIAC and the estimated direct and indirect allocated costs LIAC would incur in providing services to the 2050 Fund, which was estimated to result in no profit to the LIAC.

LVIP Target Maturity Profile Funds–34

LVIP Target Maturity Profile Funds
Other Fund Information (continued)

The Board considered the extent to which economies of scale would be realized as the 2050 Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of the 2050 Fund’s investors. Because the 2050 Fund is newly organized, the Board determined to review economies of scale in the future after the 2050 Fund has commenced operations.

The Board considered any additional benefits LIAC may receive due to its association with the 2050 Fund, and noted that affiliates of LIAC will provide a variety of services to the 2050 Fund for which the affiliates are separately paid. The Board reviewed materials provided by LIAC as to any additional benefits LIAC and its affiliates receive from LIAC serving as adviser to the 2050 Fund and noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from other series of the Trust by Lincoln Life holding 2050 Fund shares on behalf of contract holders. They also considered that Lincoln Life and its affiliated insurance companies may benefit from any interest income on monies (i.e. the “float”) in connection with purchases and redemptions of the 2050 Fund as part of insurance policies or annuities. The Board also considered that the Lincoln organization may benefit from economies of scale with the 2050 Fund when it bargains together with other series of the Trust for certain services from sub-advisers and other entities.

Overall Conclusions
Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Agreement with respect to the 2050 Fund are fair and reasonable and that approval of the Agreement is in the best interests of the 2050 Fund. The Board unanimously approved the Agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Target Maturity Profile Funds–35

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth
Stock Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP T. Rowe Price Growth Stock Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP T. Rowe Price Growth Stock Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-l) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,050.90	0.78%	$3.97
Service Class Shares	1,000.00	1,049.60	1.03%	5.23

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.78%	$3.91
Service Class Shares	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	99.00%

Aerospace & Defense	2.43%
Air Freight & Logistics	3.19%
Auto Components	0.45%
Automobiles	0.34%
Beverages	0.32%
Biotechnology	1.38%
Capital Markets	2.75%
Chemicals	3.38%
Commercial Banks	0.35%
Communications Equipment	3.73%
Computers & Peripherals	8.43%
Construction & Engineering	0.32%
Consumer Finance	1.44%
Diversified Financial Services	1.58%
Electrical Equipment	1.68%
Electronic Equipment, Instruments & Components	2.40%
Energy Equipment & Services	3.65%
Food & Staples Retailing	1.10%
Food Products	0.71%
Health Care Equipment & Supplies	1.34%
Health Care Providers & Services	2.90%
Hotels, Restaurants & Leisure	5.54%
Industrial Conglomerates	0.81%
Internet & Catalog Retail	5.40%
Internet Software & Services	8.59%
IT Services	5.13%
Life Sciences Tools & Services	0.33%
Machinery	5.54%
Media	1.05%
Metals & Mining	2.07%
Oil, Gas & Consumable Fuels	4.73%
Pharmaceuticals	0.91%
Real Estate Management &. Development	0.47%
Road & Rail	1.13%
Semiconductors &. Semiconductor Equipment	1.33%
Software	2.08%
Specialty Retail	1.70%
Textiles, Apparel & Luxury Goods	3.07%
Trading Companies & Distributors	1.55%
Wireless Telecommunication Services	3.70%

Preferred Stock	0.24%

Short-Term Investment	0.82%

Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

Holdings arc for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	7.19%
Amazon.com	3.82%
Google Class A	3.28%
Danahcr	3.06%
QUALCOMM	2.78%
Baidu ADR	2.44%
Praxair	2.33%
Mastercard Class A	1.90%
Crown Castle International	1.90%
American Tower Class A	1.81%

Total	30.51%

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.00%
	Aerospace & Defense–2.43%
	Boeing	43,000	$3,178,990
	Precision Castparts	29,500	4,857,175
	Textron	40,900	965,649

			9,001,814

	Air Freight & Logistics–3.19%
	Expeditors International of Washington	44,800	2,293,312
	FedEx	66,700	6,326,495
	United Parcel Service Class B	43,600	3,179,748

			11,799,555

	Auto Components–0.45%
	Johnson Controls	40,000	1,666,400

			1,666,400

	Automobiles–0.34%
†	General Motors	41,800	1,269,048

			1,269,048

	Beverages–0.32%
†	Hansen Natural	14,400	1,165,680

			1,165,680

	Biotechnology–1.38%
†	Alexion Pharmaceuticals	18,000	846,540
†	Biogen Idec	4,900	523,908
†	Celgene	23,100	1,393,392
†	Dendreon	16,600	654,704
†	Human Genome Sciences	68,500	1,680,990

			5,099,534

	Capital Markets–2.75%
	Franklin Resources	43,700	5,737,373
	Invesco	123,500	2,889,900
	Northern Trust	33,900	1,558,044

			10,185,317

	Chemicals–3.38%
	Air Products & Chemicals	18,400	1,758,672
	Potash Corp. of Saskatchewan	37,300	2,125,727
	Praxair	79,600	8,627,844

			12,512,243

	Commercial Banks–0.35%
	U.S. Bancorp	50,700	1,293,357

			1,293,357

	Communications Equipment–3.73%
†	Juniper Networks	110,800	3,490,200
	QUALCOMM	181,400	10,301,706

			13,791,906

	Computers & Peripherals–8.43%
†	Apple	79,300	26,618,631
†	EMC	50,600	1,394,030
†	NetApp	38,500	2,032,030
†	SanDisk	28,000	1,162,000

			31,206,691

	Construction & Engineering–0.32%
	Fluor	18,400	1,189,744

			1,189,744

	Consumer Finance–1.44%
	American Express	103,200	5,335,440

			5,335,440

	Diversified Financial Services–1.58%
†	IntercontinentalExchange	25,500	3,180,105
	JPMorgan Chase	65,100	2,665,194

			5,845,299

	Electrical Equipment–1.68%
†	Babcock & Wilcox	36,900	1,022,499
	Cooper Industries	27,100	1,617,057
	Emerson Electric	32,700	1,839,375
	Roper Industries	21,100	1,757,630

			6,236,561

	Electronic Equipment, Instruments & Components–2.40%
	Corning	287,200	5,212,680
†	Dolby Laboratories Class A	53,200	2,258,872
†	Trimble Navigation	35,400	1,403,256

			8,874,808

	Energy Equipment & Services–3.65%
†	Cameron International	51,300	2,579,877
†	FMC Technologies	79,300	3,551,847
†	McDermott International	64,000	1,267,840
	Schlumberger	70,800	6,117,120

			13,516,684

	Food & Staples Retailing–1.10%
	Costco Wholesale	34,900	2,835,276
	Whole Foods Market	19,300	1,224,585

			4,059,861

	Food Products–0.71%
†	Green Mountain Coffee Roasters	29,300	2,615,318

			2,615,318

	Health Care Equipment & Supplies–1.34%
	Covidien	9,900	526,977
†	Edwards Lifesciences	24,600	2,144,628
	Stryker	39,200	2,300,648

			4,972,253

	Health Care Providers & Services–2.90%
	AmerisourceBergen	29,200	1,208,880
†	Express Scripts	88,700	4,788,026
	McKesson	56,700	4,742,955

			10,739,861

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Hotels, Restaurants & Leisure–5.54%
	Carnival	54,438	$2,109,294
†	Chipotle Mexican Grill	8,300	2,557,977
†	Ctrip.com International ADR	49,200	2,119,536
†	Las Vegas Sands	45,200	1,907,892
	Marriott International Class A	98,851	3,508,222
†	MGM Resorts International	31,100	410,831
†	Royal Caribbean Cruises	37,300	1,403,972
	Starbucks	96,900	3,826,581
	Starwood Hotels & Resorts Worldwide	47,500	2,661,900

			20,506,205

	Industrial Conglomerates–0.81%
	3M	31,700	3,006,745

			3,006,745

	Internet & Catalog Retail–5.40%
†	Amazon.com	69,200	14,150,708
†	Liberty Media-Interactive Class A	86,800	1,455,636
†	NetFlix	700	183,883
†	priceline.com	8,200	4,197,826

			19,988,053

	Internet Software & Services–8.59%
†	Baidu ADR	64,500	9,038,385
†	eBay	114,000	3,678,780
@=†	Facebook Class B	62,018	1,757,919
†	Google Class A	24,000	12,153,119
@=†#	Mail.ru Group 144A GDR	45,200	1,498,832
	Tencent Holdings	130,700	3,567,093
†	Yandex Class A	3,400	120,734

			31,814,862

	IT Services–5.13%
	Accenture Class A	70,850	4,280,757
	Mastercard Class A	23,400	7,051,356
†	VeriFone Systems	38,400	1,703,040
	Visa Class A	43,200	3,640,032
	Western Union	115,100	2,305,453

			18,980,638

	Life Sciences Tools & Services–0.33%
†	Illumina	16,100	1,209,915

			1,209,915

	Machinery–5.54%
	Caterpillar	14,300	1,522,378
	Cummins	17,500	1,811,075
	Danaher	214,040	11,341,980
	Deere	20,600	1,698,470
	Joy Global	20,800	1,980,992
	PACCAR	42,000	2,145,780

			20,500,675

	Media–1.05%
†	Discovery Communications Class A	23,100	946,176
	Disney (Walt)	75,400	2,943,616

			3,889,792

	Metals & Mining–2.07%
	Agnico-Eagle Mines	15,000	946,950
	BHP Billiton	77,006	3,639,034
	Freeport-McMoRan Copper & Gold	40,700	2,153,030
	Walter Energy	8,100	937,980

			7,676,994

	Oil, Gas & Consumable Fuels–4.73%
†	Alpha Natural Resources	19,800	899,712
	Cimarex Energy	11,900	1,070,048
†	Continental Resources	30,500	1,979,755
	EOG Resources	33,700	3,523,335
	Occidental Petroleum	39,100	4,067,964
	Peabody Energy	39,200	2,309,272
	Suncor Energy	93,400	3,651,940

			17,502,026

	Pharmaceuticals–0.91%
	Allergan	23,100	1,923,075
	Valeant Pharmaceuticals International	28,100	1,460,076

			3,383,151

	Real Estate Management & Development–0.47%
†	CB Richard Ellis Group Class A	69,700	1,750,167

			1,750,167

	Road & Rail–1.13%
	Union Pacific	40,200	4,196,880

			4,196,880

	Semiconductors & Semiconductor Equipment–1.33%
†	Broadcom Class A	76,700	2,580,188
†	NXP Semiconductor	52,300	1,397,979
@#	Samsung Electronics 144A GDR	2,483	960,501

			4,938,668

	Software–2.08%
†	Autodesk ,	22,400	864,640
†	Nuance Communications	55,700	1,195,879
†	Red Hat	30,100	1,381,590
†	Rovi	44,100	2,529,576
†	Salesforce.com	11,700	1,743,066

			7,714,751

	Specialty Retail–1.70%
†	AutoZone	3,300	973,005
†	CarMax	79,200	2,619,144
†	O’Reilly Automotive	17,500	1,146,425
	Ross Stores	19,500	1,562,340

			6,300,914

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Textiles, Apparel & Luxury Goods–3.07%
	Coach	44,000	$2,812,920
†	Fossil	15,303	1,801,469
	NIKE Class B	46,100	4,148,079
	Polo Ralph Lauren	9,400	1,246,534
†	Prada	223,600	1,349,056

			11,358,058

	Trading Companies & Distributors–1.55%
	Fastenal	123,400	4,441,166
	Grainger (W.W.)	8,400	1,290,660

			5,731,826

	Wireless Telecommunication Services–3.70%
†	American Tower Class A	127,800	6,683,940
†	Crown Castle International	172,200	7,024,038

			13,707,978

	Total Common Stock (Cost $277,759,822)		366,535,672

	PREFERRED STOCK–0.24%
@=†	Zynga Series C	63,112	885,398

	Total Preferred Stock (Cost $885,405)		885,398

	SHORT-TERM INVESTMENT–0.82%
	Money Market Mutual Fund–0.82%
	Dreyfus Treasury & Agency Cash Management Fund	3,041,429	3,041,429

	Total Short-Term Investment (Cost $3,041,429)		3,041,429

TOTAL VALUE OF SECURITIES–100.06% (Cost $281,686,656)	370,462,499

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(229,766)

NET ASSETS APPLICABLE TO 19,900,163 SHARES OUTSTANDING–100.00%	$370,232,733

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($277,097,789 / 14,873,912 Shares)	$18.630

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($93,134,944 / 5,026,251 Shares)	$18.530

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$337,514,413
Accumulated net realized loss on investments	(56,057,411)
Net unrealized appreciation of investments and foreign currencies	88,775,731

Total net assets	$370,232,733

†	Non income producing security.

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $5,102,650, which represented 1.38% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $4,142,149, which represented 1.12% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $2,459,333, which represented 0.66% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR–American Depositary Receipts
GDR–Global Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,329,921
Interest	6
Foreign tax withheld	(5,578)

1,324,349

EXPENSES:
Management fees	1,306,925
Distribution expenses-Service Class	108,698
Accounting and administration expenses	85,452
Reports and statements to shareholders	23,812
Professional fees	12,127
Custodian fees	7,127
Trustees’ fees	5,243
Pricing fees	521
Other	5,804

Total operating expenses	1,555,709

NET INVESTMENT LOSS	(231,360)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	10,340,913
Foreign currencies	(446)

Net realized gain	10,340,467
Net change in unrealized appreciation/depreciation of investments and foreign currencies	8,372,432

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	18,712,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,481,539

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net Investment loss	$(231,360)	$(237,742)
Net realized gain on investments and foreign currencies	10,340,467	14,317,434
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	8,372,432	38,696,021

Net increase in net assets resulting from operations	18,481,539	52,775,713

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37,041,423	93,044,779
Service Class	33,403,596	37,372,551

	70,445,019	130,417,330

Cost of shares repurchased:
Standard Class	(61,528,237)	(90,284,992)
Service Class	(18,026,699)	(18,211,938)

	(79,554,936)	(108,496,930)

Increase (decrease) in net assets derived from capital share transactions	(9,109,917)	21,920,400

NET INCREASE IN NET ASSETS	9,371,622	74,696,113
NET ASSETS:
Beginning of period	360,861,111	286,164,998

End of period (there was no undistributed net investment income at either period end)	$370,232,733	$360,861,111

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10		12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$17.728	$15.187		$10.614	$18.315	$16.859	$14.910

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)	(0.005)		0.020	0.056	0.090	0.078
Net realized and unrealized gain (loss) on investments and foreign currencies	0.908	2.546		4.553	(7.720)	1.415	1.906

Total from investment operations	0.902	2.541		4.573	(7.664)	1.505	1.984

Less dividends and distributions from:
Net investment income	—	—		—	(0.037)	(0.049)	(0.035)

Total dividends and distributions	—	—		—	(0.037)	(0.049)	(0.035)

Net asset value, end of period	$18.630	$17.728		$15.187	$10.614	$18.315	$16.859

Total return[4]	5.09%	16.73%		43.08%	(41.84% )	8.93%	13.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277,098	$286,931		$240,462	$174,922	$223,805	$87,555
Ratio of expenses to average net assets	0.78%	0.79%		0.82%	0.82%	0.83%	0.88%
Ratio of net investment income (loss) to average net assets	(0.07% )	(0.03%	)	0.16%	0.38%	0.50%	0.50%
Portfolio turnover	25%	54%		64%	46%	54%	45%

[1]	Effective April 30,2007, the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months
	Ended						4/30/07[2]
	6/30/11[1]	Year Ended					to
	(Unaudited)	12/31/10		12/31/09		12/31/08	12/31/07

Net asset value, beginning of period	$17.654	$15.162		$10.623		$18.312	$17.860

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)	(0.044)		(0.013)		0.020	0.027
Net realized and unrealized gain (loss) on investments and foreign currencies	0.905	2.536		4.552		(7.709)	0.449

Total from investment operations	0.876	2.492		4.539		(7.689)	0.476

Less dividends and distributions from:
Net investment income	—	—		—		—	(0.024)

Total dividends and distributions	—	—		—		—	(0.024)

Net asset value, end of period	$18.530	$17.654		$15.162		$10.623	$18.312

Total return[4]	4.96%	16.44%		42.73%		(41.99% )	2.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,135	$73,930		$45,703		$10,759	$6,824
Ratio of expenses to average net assets	1.03%	1.04%		1.07%		1.07%	1.07%
Ratio of net investment income (loss) to average net assets	(0.32% )	(0.28%	)	(0.09%	)	0.13%	0.22%
Portfolio turnover	25%	54%		64%		46%	54% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an Integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to provide long-term growth of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends lo continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007-December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices: The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,028 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

Prior to May 1, 2011, LIAC contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.86% of average daily net assets of the Fund.

T. Rowe Price Associates, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.40% of the first $250 million of the Fund’s average daily net assets; 0.375% of the next $250 million; and 0.35% of the Fund’s average daily net assets in excess of $500 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $18,581 and $1,651, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$206,820
Distribution fees payable to LFD	18,446

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $94,217,031 and sales of $103,453,268 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $285,316,618. At June 30, 2011, net unrealized appreciation was $85,145,881 of which $92,456,989 related to unrealized appreciation of investments and $7,311,108 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Common Stock	$351,653,943	$11,624,978	$3,256,751	$366,535,672
Preferred Stock	—	—	885,398	885,398
Short-Term Investment	3,041,429	—	—	3,041,429

Total	$354,695,372	$11,624,978	$4,142,149	$370,462,499

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Preferred
	Stock	Stock	Total

Balance as of 12/31/10	$86,400	$—	$86,400
Purchases	3,030,390	885,405	3,915,795
Net change in unrealized appreciation/depreciation	139,961	(7)	139,954

Balance as of 6/30/11	$3,256,751	$885,398	$4,142,149

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/11	$139,961	$(7)	$139,954

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$337,514,413
Realized gains 1/1/11–6/30/11	10,492,504
Capital loss carryforwards as of 12/31/10	(62,919,953)
Unrealized appreciation of investments and foreign currencies	85,145,769

Net assets	$370,232,733

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Accumulated	Paid-in
Investment Loss	Net Realized Loss	Capital

$231,360	$446	$(231,806)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $2,424,292 expires in 2011, $19,123,114 expires in 2016, and $41,372,547 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $10,492,504, which may reduce the capital loss carryforwards.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	2,004,043	6,061,110
Service Class	1,827,099	2,348,073

	3,831,142	8,409,183

Shares repurchased:
Standard Class	(3,315,726)	(5,708,852)
Service Class	(988,553)	(1,174,710)

	(4,304,279)	(6,883,562)

Net increase (decrease)	(473,137)	1,525,621

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2011.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities’ during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	9
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,087.60	0.81%	$4.19
Service Class Shares	1,000.00	1,086.30	1.06%	5.48

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.78	0.81%	$4.06
Service Class Shares	1,000.00	1,019.54	1.06%	5.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	99.10%

Aerospace & Defense	1.61%
Air Freight & Logistics	1.27%
Airlines	0.84%
Auto Components	0.53%
Beverages	0.33%
Biotechnology	2.57%
Capital Markets	2.20%
Chemicals	2.60%
Commercial Banks	1.12%
Commercial Services & Supplies	1.46%
Communications Equipment	1.64%
Computers & Peripherals	0.65%
Construction & Engineering	0.86%
Construction Materials	0.28%
Consumer Finance	0.39%
Diversified Consumer Services	0.28%
Diversified Financial Services	1.93%
Electrical Equipment	2.69%
Electronic Equipment, Instruments & Components	1.96%
Energy Equipment & Services	3.58%
Food & Staples Retailing	0.52%
Food Products	1.02%
Health Care Equipment & Supplies	3.01%
Health Care Providers & Services	3.98%
Health Care Technology	1.15%
Hotels, Restaurants & Leisure	4.78%
Household Durables	0.22%
Household Products	0.64%
Independent Power Producers & Energy Traders	0.48%
Industrial Conglomerates	0.35%
Insurance	1.68%
Internet & Catalog Retail	0.96%
Internet Software & Services	1.47%
IT Services	2.47%
Leisure Equipment & Products	0.58%
Life Sciences Tools & Services	2.04%
Machinery	4.58%
Media	2.71%
Metals & Mining	3.81%
Multiline Retail	1.22%
Office Electronics	0.14%
Oil, Gas & Consumable Fuels	5.33%
Personal Products	0.56%
Pharmaceuticals	0.31%
Professional Services	1.08%
Real Estate Management & Development	1.05%
Road & Rail	1.05%
Semiconductors & Semiconductor Equipment	6.86%
Software	7.13%
Specialty Retail	5.52%
Textiles, Apparel & Luxury Goods	0.64%
Thrifts & Mortgage Finance	0.13%
Tobacco	0.17%
Trading Companies & Distributors	1.22%
Wireless Telecommunication Services	1.45%

Preferred Stock	0.59%

Short-Term Investment	0.38%

Total Value of Securities	100.07%

Liabilities Net of Receivables and Other Assets	(0.07%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Cummins	1.14%
FMC Technologies	0.96%
AmerisourceBergen	0.89%
Jones Lang LaSalle	0.81%
Liberty Media-Interactive Class A	0.78%
Western Union	0.78%
Peabody Energy	0.77%
Nuance Communications	0.77%
Compass Minerals International	0.76%
Range Resources	0.76%

Total	8.42%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.10%
	Aerospace & Defense–1.61%
	Elbit Systems	7,600	$362,976
	Empresa Brasileira de Aeronautica ADR	37,600	1,157,328
	Goodrich	19,200	1,833,600
	Precision Castparts	3,500	576,275
	Rockwell Collins	16,300	1,005,547
†	TransDigm Group	6,700	610,973

			5,546,699

	Air Freight & Logistics–1.27%
	Expeditors International Washington	37,300	1,909,387
	Robinson (C.H.) Worldwide	31,500	2,483,460

			4,392,847

	Airlines–0.84%
	Copa Holdings Class A	16,300	1,087,862
	SkyWest	42,400	638,544
	Southwest Airlines	102,100	1,165,982

			2,892,388

	Auto Components–0.53%
	Gentex	39,600	1,197,108
†	TRW Automotive Holdings	10,700	631,621

			1,828,729

	Beverages–0.33%
	Brown-Forman Class B	15,475	1,155,828

			1,155,828

	Biotechnology–2.57%
†	Alexion Pharmaceuticals	37,000	1,740,110
†	BioMarin Pharmaceuticals	17,200	468,012
†	Dendreon	36,100	1,423,784
†	Human Genome Sciences	42,900	1,052,766
†	Incyte	33,400	632,596
†	Myriad Genetics	18,200	413,322
†	Regeneron Pharmaceuticals	25,900	1,468,789
†	Vertex Pharmaceuticals	32,000	1,663,680

			8,863,059

	Capital Markets–2.20%
	Eaton Vance	35,400	1,070,142
	Invesco	71,700	1,677,780
	Janus Capital Group	44,800	422,912
	Lazard Class A	29,500	1,094,450
	Northern Trust	24,500	1,126,020
	SEI Investments	19,900	447,949
	TD Ameritrade Holding	67,200	1,311,072
	Waddell & Reed Financial	12,800	465,280

			7,615,605

	Chemicals–2.60%
	Air Products & Chemicals	6,300	602,154
	Albemarle	8,700	602,040
	CF Industries Holdings	8,600	1,218,362
	Ecolab	11,800	665,284
†	Intrepid Potash	20,700	672,750
	PPG Industries	9,600	871,584
†	Rockwood Holdings	11,500	635,835
	Sherwin-Williams	13,500	1,132,245
	Sigma-Aldrich	9,500	697,110
	Sociedad Quimica y Minera de Chile ADR	28,900	1,870,408

			8,967,772

	Commercial Banks–1.12%
	City National	8,000	434,000
	Fifth Third Bancorp	39,900	508,725
	First Horizon National	46,967	448,065
†	Popular	177,232	489,160
	Regions Financial	58,100	360,220
†	SVB Financial Group	10,500	626,956
	TCF Financial	37,200	513,360
	Zions Bancorp	20,400	489,804

			3,870,290

	Commercial Services & Supplies–1.46%
†	American Reprographics	52,100	368,347
†	Clean Harbors	5,900	609,175
†	Copart	13,500	629,100
	Iron Mountain	16,225	553,110
	Republic Services	32,850	1,013,422
	Ritchie Bros Auctioneers	19,400	533,306
†	Stericycle	8,100	721,872
	Waste Connections	19,950	633,014

			5,061,346

	Communications Equipment–1.64%
†	Aruba Networks	33,800	998,790
†	Ciena	37,600	691,088
†	F5 Networks	8,100	893,025
†	JDS Uniphase	48,100	801,346
†	Juniper Networks	51,100	1,609,650
†	Polycom	10,600	681,580

			5,675,479

	Computers & Peripherals–0.65%
†	Logitech International	19,700	221,428
†	NetApp	14,900	786,422
†	QLogic	43,600	694,112
	Seagate Technology	33,700	544,592

			2,246,554

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Construction & Engineering–0.86%
	Fluor	29,800	$1,926,868
†	Foster Wheeler	17,000	516,460
†	Quanta Services	26,200	529,240

			2,972,568

	Construction Materials–0.28%
	Vulcan Materials	24,900	959,397

			959,397

	Consumer Finance–0.39%
†	Green Dot Class A	26,600	903,868
	SLM	27,100	455,551

			1,359,419

	Diversified Consumer Services–0.28%
†	New Oriental Education & Technology Group ADR	4,700	525,084
	Strayer Education	3,500	442,365

			967,449

	Diversified Financial Services–1.93%
	CBOE Holdings	36,900	907,740
†	IntercontinentalExchange	17,100	2,132,541
	Moody’s	42,700	1,637,545
†	MSCI	39,500	1,488,360
	NYSE Euronext	14,800	507,196

			6,673,382

	Electrical Equipment–2.69%
	AMETEK	29,650	1,331,285
†	Babcock & Wilcox	39,200	1,086,232
	Cooper Industries	32,900	1,963,143
†	General Cable	19,700	838,826
	Hubbell Class B	16,200	1,052,190
†	II-VI	25,000	640,000
	Rockwell Automation	7,000	607,320
	Roper Industries	21,500	1,790,950

			9,309,946

	Electronic Equipment, Instruments & Components–1.96%
	Amphenol Class A	28,400	1,533,316
†	Dolby Laboratories Class A	30,000	1,273,800
†	Itron	7,100	341,936
	Jabil Circuit	42,600	860,520
	National Instruments	25,275	750,415
†	Trimble Navigation	50,400	1,997,856

			6,757,843

	Energy Equipment & Services–3.58%
†	Cameron International	51,800	2,605,022
	Core Laboratories	13,400	1,494,636
	Diamond Offshore Drilling	13,700	964,617
†	Dresser-Rand Group	9,800	526,750
†	Dril-Quip	7,400	501,942
†	FMC Technologies	74,000	3,314,460
†	Nabors Industries	36,200	891,968
	Oceaneering International	43,200	1,749,600
†	TETRA Technologies	26,100	332,253

			12,381,248

	Food & Staples Retailing–0.52%
	Whole Foods Market	28,100	1,782,945

			1,782,945

	Food Products–1.02%
	Campbell Soup	12,100	418,055
	Hershey	18,400	1,046,040
	McCormick	19,900	986,443
	Mead Johnson Nutrition Class A	7,200	486,360
	Smucker (J.M.)	7,800	596,232

			3,533,130

	Health Care Equipment & Supplies–3.01%
†	Arthrocare	7,000	234,290
	Bard (C.R.)	16,300	1,790,718
	DENTSPLY International	22,600	860,608
†	Edwards Lifesciences	12,800	1,115,904
†	Gen-Probe	7,500	518,625
†	Hologic	30,200	609,134
†	IDEXX Laboratories	19,000	1,473,640
†	Intuitive Surgical	2,500	930,275
	Masimo	12,900	382,872
†	ResMed	15,200	470,440
†	Thoratec	15,800	518,556
†	Varian Medical Systems	14,800	1,036,296
†	Zimmer Holdings	7,300	461,360

			10,402,718

	Health Care Providers & Services–3.98%
	AmerisourceBergen	74,600	3,088,440
†	Catalyst Health Solutions	19,000	1,060,580
	CIGNA	13,600	699,448
†	Community Health Systems	22,400	575,232
†	DaVita	17,200	1,489,692
	Humana	6,500	523,510
†	Laboratory Corporation America Holdings	13,400	1,296,986
†	Mednax	10,000	721,900
	Patterson	12,800	420,992
	Quest Diagnostics	30,900	1,826,190
†	Schein (Henry)	18,800	1,345,892
	Universal Health Services Class B	13,800	711,114

			13,759,976

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Health Care Technology–1.15%
†	Allscripts Healthcare Solutions	70,000	$1,359,400
†	Cerner	21,000	1,283,310
†	SXC Health Solutions	22,700	1,337,484

			3,980,194

	Hotels, Restaurants & Leisure–4.78%
†	Chipotle Mexican Grill Class A	4,500	1,386,855
	Choice Hotels International	30,500	1,017,480
†	Ctrip.com International ADR	26,100	1,124,388
†	Hyatt Hotels Class A	13,300	542,906
	International Game Technology	46,200	812,196
	Marriott International Class A	68,357	2,425,990
†	Panera Bread Class A	10,800	1,357,128
†	Royal Caribbean Cruises	48,200	1,814,248
	Starwood Hotels & Resorts Worldwide	40,400	2,264,016
	Tim Hortons	34,400	1,679,064
†	WMS Industries	24,050	738,816
	Wynn Resorts	9,500	1,363,630

			16,526,717

	Household Durables–0.22%
†	Toll Brothers	37,400	775,676

			775,676

	Household Products–0.64%
	Church & Dwight	32,200	1,305,388
	Clorox	13,500	910,440

			2,215,828

	Independent Power Producers & Energy Traders–0.48%
†	Calpine	66,100	1,066,193
†	NRG Energy	23,600	580,088

			1,646,281

	Industrial Conglomerates–0.35%
†	McDermott International	61,600	1,220,296

			1,220,296

	Insurance–1.68%
†	Arch Capital Group	17,300	552,216
	AXIS Capital Holdings	17,700	547,992
	Berkley (W.R.)	12,500	405,500
	Brown & Brown	71,800	1,842,388
	HCC Insurance Holdings	25,100	790,650
	Principal Financial Group	18,300	556,686
	RenaissanceRe Holdings	8,200	573,590
	Willis Group Holdings	12,700	522,097

			5,791,119

	Internet & Catalog Retail–0.96%
†	Liberty Media-Interactive Class A	161,000	2,699,970
†	priceline.com	1,200	614,316

			3,314,286

	Internet Software & Services–1.47%
†	Akamai Technologies	16,500	519,255
†	Equinix	5,800	585,916
†	Rackspace Hosting	17,400	743,676
†	Sina	14,700	1,530,270
	VeriSign	13,400	448,364
†	VistaPrint	12,300	588,555
†	WebMD Health Class A	14,400	656,352

			5,072,388

	IT Services–2.47%
	Computer Sciences	8,000	303,680
	Fidelity National Information Services	8,729	268,766
†	Fortinet	32,400	884,196
†	Genpact	31,700	546,508
	Global Payments	8,700	443,700
	Paychex	52,000	1,597,440
†	Teradata	29,700	1,787,940
	Western Union	134,700	2,698,041

			8,530,271

	Leisure Equipment & Products–0.58%
	Mattel	72,500	1,993,025

			1,993,025

	Life Sciences Tools & Services–2.04%
†	Bruker	38,200	777,752
†	Charles River Laboratories International	9,200	373,980
†	Covance	11,600	688,692
†	Illumina	19,200	1,442,880
†	Life Technologies	11,200	583,184
†	Mettler-Toledo International	7,700	1,298,759
	Techne	8,000	666,960
†	Waters	12,600	1,206,324

			7,038,531

	Machinery–4.58%
	CLARCOR	11,900	562,632
	Cummins	38,000	3,932,620
	Donaldson	16,900	1,025,492
	Flowserve	8,000	879,120
	Graco	16,200	820,692
	Harsco	14,700	479,220
	IDEX	13,125	601,781
	Joy Global	24,600	2,342,904
	PACCAR	15,700	802,113
	Pall	18,300	1,029,009
†	Terex	14,400	409,680
	Valmont Industries	11,700	1,127,763

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Machinery (continued)

†	WABCO Holdings	13,600	$939,216
	Wabtec	13,400	880,648

			15,832,890

	Media–2.71%
†	Central European Media Enterprises	17,100	337,725
	CTC Media	29,000	618,280
†	Discovery Communications Class C	60,800	2,222,240
†	Liberty Media-Starz Class A	7,700	579,348
†	Madison Square Garden Class A	36,100	993,833
	McGraw-Hill	47,400	1,986,534
	Omnicom Group	38,800	1,868,608
†	Pandora Media	39,400	745,054

			9,351,622

	Metals & Mining–3.81%
	Agnico-Eagle Mines	9,900	624,987
	Carpenter Technology	18,700	1,078,616
	Cliffs Natural Resources	25,300	2,338,985
	Compass Minerals International	30,500	2,625,135
	Eldorado Gold	81,900	1,207,206
	HudBay Minerals	78,400	1,173,648
†	Osisko Mining	57,400	860,426
†	Stillwater Mining	31,000	682,310
	Ternium ADR	17,300	510,869
	United States Steel	11,300	520,252
	Walter Energy	13,200	1,528,560

			13,150,994

	Multiline Retail–1.22%
†	Dollar General	38,800	1,314,932
†	Dollar Tree	23,550	1,568,901
	Kohl’s	26,300	1,315,263

			4,199,096

	Office Electronics–0.14%
†	Zebra Technologies	11,750	495,498

			495,498

	Oil, Gas & Consumable Fuels–5.33%
	Arch Coal	56,024	1,493,600
	Cimarex Energy	8,800	791,296
†	Concho Resources	24,900	2,287,065
†	Continental Resources	17,900	1,161,889
	EQT	31,200	1,638,624
†	Forest Oil	16,200	432,702
†	Kosmos Energy	30,900	524,682
	Murphy Oil	7,800	512,148
†	Newfield Exploration	8,000	544,160
	Peabody Energy	45,300	2,668,623
	QEP Resources	21,300	890,979
†	Quicksilver Resources	49,400	729,144
	Range Resources	47,200	2,619,600
	SM Energy	11,900	874,412
†	Southwestern Energy	18,400	788,992
†	Ultra Petroleum	10,000	458,000

			18,415,916

	Personal Products–0.56%
	Avon Products	69,500	1,946,000

			1,946,000

	Pharmaceuticals–0.31%
	Valeant Pharmaceuticals International	20,300	1,054,788

			1,054,788

	Professional Services–1.08%
	Corporate Executive Board	12,800	558,720
	Dun & Bradstreet	4,200	317,268
	Equifax	13,200	458,304
	Manpower	16,900	906,685
	Robert Half International	31,300	846,039
†	Verisk Analytics Class A	19,100	661,242

			3,748,258

	Real Estate Management & Development–1.05%
†	Forest City Enterprises Class A	44,600	832,682
	Jones Lang LaSalle	29,700	2,800,710

			3,633,392

	Road & Rail–1.05%
†	Hertz Global Holdings	36,000	571,680
†	Kansas City Southern	30,000	1,779,900
	Landstar System	27,200	1,264,256

			3,615,836

	Semiconductors & Semiconductor Equipment–6.86%
	Altera	40,900	1,895,715
	Analog Devices	49,400	1,933,516
	ARM Holdings ADR	36,300	1,032,009
†	Atmel	120,300	1,692,621
†	First Solar	12,500	1,653,375
†	GT Solar International	30,000	486,000
	Intersil Class A	24,400	313,540
	KLA-Tencor	11,100	449,328
†	Lam Research	32,400	1,434,672
	Linear Technology	45,100	1,489,202
†	Marvell Technology Group	129,400	1,910,591
	Maxim Integrated Products	22,100	564,876
†	MEMC Electronic Materials	32,600	278,078
	Microchip Technology	33,600	1,273,776
†	NVIDIA	101,400	1,615,809
†	ON Semiconductor	65,700	687,879
†	Silicon Laboratories	26,900	1,109,894

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Semiconductors & Semiconductor Equipment (continued)

†	Skyworks Solutions	34,700	$797,406
†	TriQuint Semiconductor	56,000	570,640
	Xilinx	68,600	2,501,842

			23,690,769

	Software–7.13%
†	Adobe Systems	36,800	1,157,360
†	ANSYS	22,900	1,251,943
†	Ariba	22,000	758,340
†	Autodesk	50,900	1,964,740
†	BMC Software	26,300	1,438,610
†	Check Point Software Technologies	24,300	1,381,455
†	Citrix Systems	20,700	1,656,000
†	Concur Technologies	23,100	1,156,617
†	Electronics Arts	16,900	398,840
	FactSet Research Systems	9,650	987,388
†	Informatica	25,600	1,495,808
†	Intuit	34,000	1,763,240
†	MICROS Systems	16,100	800,331
†	Nuance Communications	123,300	2,647,250
†	Red Hat	37,700	1,730,430
†	Rovi	29,100	1,669,176
†	salesforce.com	4,000	595,920
	Solera Holdings	15,400	911,064
†	TIBCO Software	30,500	885,110

			24,649,622

	Specialty Retail–5.52%
	Advance Auto Parts	9,200	538,108
†	AutoZone	3,400	1,002,490
†	Bed Bath & Beyond	42,400	2,474,888
†	CarMax	65,000	2,149,550
	Chico’S FAS	39,800	606,154
†	Dick’s Sporting Goods	21,600	830,520
	Gap	25,400	459,740
	Guess	16,600	698,196
	Men’s Wearhouse	18,350	618,395
†	O’Reilly Automotive	30,800	2,017,708
	PETsMART	22,500	1,020,825
	Ross Stores	28,100	2,251,372
	Staples	20,200	319,160
	Tiffany	22,500	1,766,700
	Tractor Supply	12,000	802,560
†	Urban Outfitters	33,400	940,210
	Williams-Sonoma	15,600	569,244

			19,065,820

	Textiles, Apparel & Luxury Goods–0.64%
	Coach	14,700	939,771
	†Fossil	10,800	1,271,376

			2,211,147

	Thrifts & Mortgage Finance–0.13%
	BankUnited	17,200	456,488

			456,488

	Tobacco–0.17%
	Lorillard	5,300	577,011

			577,011

	Trading Companies & Distributors–1.22%
†	Air Lease	23,700	575,673
	Fastenal	47,300	1,702,327
	Grainger (W.W.)	12,500	1,920,625

			4,198,625

	Wireless Telecommunication Services–1.45%
†	Crown Castle International	60,200	2,455,558
†	NII Holdings	25,200	1,067,976
†	SBA Communications Class A	38,800	1,481,772

			5,005,306

	Total Common Stock (Cost $238,546,441)		342,380,307

	PREFERRED STOCK–0.59%
=@†	Coupons Series B	64,483	708,455
=@†	Groupon Series G	22,708	1,323,838

	Total Preferred Stock (Cost $1,425,801)		2,032,293

	SHORT-TERM INVESTMENT–0.38%
	Money Market Mutual Fund–0.38%
	Dreyfus Treasury & Agency Cash Management Fund	1,300,891	1,300,891

	Total Short-Term Investment (Cost $1,300,891)		1,300,891

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.07% (Cost $241,273,133)	345,713,491

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(238,699)

NET ASSETS APPLICABLE TO 22,098,215 SHARES OUTSTANDING–100.00%	$345,474,792

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($276,933,633 /17,645,402 Shares)	$15.694

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($68,541,159 /4,452,813 Shares)	$15.393

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$244,218,344
Undistributed net investment income	213,499
Accumulated net realized loss on investments	(3,397,409)
Net unrealized appreciation of investments and foreign currencies	104,440,358

Total net assets	$345,474,792

†	Non income producing security.

ADR–American Depositary Receipts

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $2,032,293, which represented 0.59% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $2,032,293, which represented 0.59% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,328,039
Foreign tax withheld	(7,797)

1,320,242

EXPENSES:
Management fees	1,226,509
Distribution expenses–Service Class	79,069
Accounting and administration expenses	77,257
Reports and statements to shareholders	39,951
Professional fees	11,750
Trustees’ fees	4,681
Custodian fees	3,302
Pricing fees	1,149
Other	4,897

Total operating expenses	1,448,565

NET INVESTMENT LOSS	(128,323)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	24,838,779
Foreign currencies	197

Net realized gain	24,838,976
Net change in unrealized appreciation/depreciation of investments and foreign currencies	3,104,991

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	27,943,967

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,815,644

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(128,323)	$356,383
Net realized gain on investments and foreign currencies	24,838,976	16,313,531
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	3,104,991	53,384,608

Net increase in net assets resulting from operations	27,815,644	70,054,522

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,720,608	17,237,523
Service Class	16,529,074	21,544,230

	28,249,682	38,781,753

Cost of shares repurchased:
Standard Class	(21,501,610)	(38,055,934)
Service Class	(8,382,944)	(11,590,639)

	(29,884,554)	(49,646,573)

Decrease in net assets derived from capital share transactions	(1,634,872)	(10,864,820)

NET INCREASE IN NET ASSETS	26,180,772	59,189,702
NET ASSETS:
Beginning of period	319,294,020	260,104,318

End of period (including undistributed net investment income of $213,499 and $341,625, respectively)	$345,474,792	$319,294,020

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07		12/31/06

Net asset value, beginning of period	$14.430	$11.241	$7.688	$13.435	$11.828		$10.824

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)	0.020	0.023	(0.003)	(0.004)		—
Net realized and unrealized gain (loss) on investments and foreign currencies	1.266	3.169	3.539	(5.744)	1.611		1.004

Total from investment operations	1.264	3.189	3.562	(5.747)	1.607		1.004

Less dividends and distributions from:
Net investment income	—	—	(0.009)	—	—		—

Total dividends and distributions	—	—	(0.009)	—	—		—

Net asset value, end of period	$15.694	$14.430	$11.241	$7.688	$13.435		$11.828

Total return[3]	8.76%	28.37%	46.34%	(42.78% )	13.59%		9.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$276,934	$263,891	$225,807	$149,829	$247,671		$282,397
Ratio of expenses to average net assets	0.81%	0.83%	0.85%	0.84%	0.82%		0.85%
Ratio of net investment income (loss) to average net assets	(0.03% )	0.17%	0.25%	(0.03% )	(0.03%	)	0.00%
Portfolio turnover	24%	31%	28%	36%	35%		41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months
	Ended
	6/30/11[1]	Year Ended
	(Unaudited)	12/31/10		12/31/09	12/31/08	12/31/07		12/31/06

Net asset value, beginning of period	$14.170	$11.066		$7.581	$13.281	$11.722		$10.754

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)	(0.010)		-[2]	(0.030)	(0.037)		(0.028)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.244	3.114		3.485	(5.670)	1.596		0.996

Total from investment operations	1.223	3.104		3.485	(5.700)	1.559		0.968

Net asset value, end of period	$15.393	$14.170		$11.066	$7.581	$13.281		$11.722

Total return[4]	8.63%	28.05%		45.97%	(42.92% )	13.30%		9.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,541	$55,403		$34,297	$16,243	$20,767		$13,090
Ratio of expenses to average net assets	1.06%	1.08%		1.10%	1.09%	1.07%		1.10%
Ratio of net investment income (loss) to average net assets	(0.28% )	(0.08%	)	0.00%	(0.28% )	(0.28%	)	(0.25%	)
Portfolio turnover	24%	31%		28%	36%	35%		41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Amount rounds to less than $0.001 per share.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask price. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $191 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million.

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2012. The waiver amount is 0.05% of average daily net assets in excess of $750 million. This waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

T. Rowe Price (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.50% on the first $250 million of the Fund’s average daily net assets; 0.45% on the next $500 million; and 0.40% of the average daily net assets of the Fund in excess of $750 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $16,813 and $1,436, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$200,809
Distribution fees payable to LFD	13,558

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $82,925,030 and sales of $84,382,332 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $241,866,434. At June 30, 2011, net unrealized appreciation was $103,847,057, of which $110,144,148 related to unrealized appreciation of investments and $6,297,091 related to unrealized depreciation of investments.

U.S.GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 3	Total

Common Stock	$342,380,307	$—	$342,380,307
Short-Term Investment	1,300,891	—	1,300,891
Preferred Stock	—	2,032,293	2,032,293

Total	$343,681,198	$2,032,293	$345,713,491

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred
Stock

Balance as of 12/31/10	$717,346
Purchases	708,455
Net change in unrealized appreciation/depreciation	606,492

Balance as of 6/30/11	$2,032,293

Net change in unrealized appreciation/depreciation on investments still held as of 6/30/11	$606,492

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$244,218,344
Undistributed ordinary income	213,499
Capital loss carryforwards as of 12/31/10	(27,516,067)
Realized gains 1/1/11-6/30/11	24,711,959
Unrealized appreciation of investments and foreign currencies	103,847,057

Net assets	$345,474,792

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and partnership interest.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded the following reclassifications:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$197	$(197)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $15,907,305 expires in 2011, $559,440 expires in 2016 and $11,049,322 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $24,711,959, which may reduce the capital loss carryforwards.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	763,405	1,403,218
Service Class	1,103,877	1,777,765

	1,867,282	3,180,983

Shares repurchased:
Standard Class	(1,405,786)	(3,202,982)
Service Class	(560,923)	(967,163)

	(1,966,709)	(4,170,145)

Net decrease	(99,427)	(989,162)

7.	Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP Templeton Growth Fund

LVIP Templeton Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Templeton Growth Fund

Index

Disclosure of Fund Expenses	1
Security Type/Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Templeton Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table shown, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,081.20	0.82%	$4.23
Service Class Shares	1,000.00	1,079.80	1.07%	5.52

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.73	0.82%	$4.11
Service Class Shares	1,000.00	1,019.49	1.07%	5.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Templeton Growth Fund–1

LVIP Templeton Growth Fund

Security Type/Country and Sector Allocations and
Top 10 Equity Holdings
As of June 30, 2011

Percentage
Security Type/Country	of Net Assets

Common Stock	95.13%

Austria	0.60%
Bermuda	0.58%
Brazil	1.97%
Canada	0.46%
France	7.99%
Germany	7.48%
Hong Kong	2.95%
Ireland	1.55%
Italy	0.70%
Japan	5.07%
Netherlands	4.65%
Norway	2.32%
Republic of Korea	2.07%
Russia	0.79%
Singapore	2.83%
Spain	1.49%
Switzerland	6.18%
Taiwan	0.99%
Thailand	0.18%
Turkey	0.31%
United Kingdom	13.10%
United States	30.87%

Short-Term Investment	4.58%

Total Value of Securities	99.71%

Receivables and Other Assets Net of Liabilities	0.29%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	1.12%
Air Freight & Logistics	1.91%
Auto Components	1.02%
Automobiles	1.69%
Biotechnology	2.27%
Capital Markets	1.12%
Chemicals	0.97%
Commercial Banks	2.83%
Commercial Services & Supplies	1.11%
Communications Equipment	1.43%
Construction Materials	0.55%
Containers & Packaging	1.06%
Diversified Financial Services	2.12%
Diversified Telecommunication Services	6.89%
Electric Utilities	0.67%
Electrical Equipment	0.47%
Energy Equipment & Services	1.56%
Food & Staples Retailing	2.23%
Food Products	1.46%
Health Care Equipment & Supplies	0.47%
Health Care Providers & Services	1.65%
Industrial Conglomerates	3.42%
Insurance	9.38%
IT Services	1.25%
Life Sciences Tools & Services	0.45%
Media	7.72%
Metals & Mining	1.02%
Multiline Retail	1.27%
Multi-Utilities	1.42%
Office Electronics	0.27%
Oil, Gas & Consumable Fuels	8.49%
Pharmaceuticals	10.27%
Professional Services	0.90%
Real Estate Management & Development	0.43%
Semiconductors & Semiconductor Equipment	3.53%
Software	5.56%
Specialty Retail	1.13%
Trading Companies & Distributors	1.49%
Wireless Telecommunication Services	2.53%

Total	95.13%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Watson Pharmaceuticals	1.84%
Vodafone Group ADR	1.61%
Time Warner Cable	1.59%
Comcast Special Class A	1.58%
Microsoft	1.55%
DBS Group Holdings	1.54%
Siemens ADR	1.50%
Telefonica	1.49%
Merck	1.49%
Sanofi	1.48%

Total	15.67%

LVIP Templeton Growth Fund–2

LVIP Templeton Growth Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.13%Δ
	Austria–0.60%
	Telekom Austria	141,260	$1,802,540

			1,802,540

	Bermuda–0.58%
	PartnerRe	25,370	1,746,725

			1,746,725

	Brazil–1.97%
	Petroleo Brasileiro ADR	92,530	2,838,820
	Vale ADR	105,650	3,059,624

			5,898,444

	Canada–0.46%
	Talisman Energy	67,120	1,378,730

			1,378,730

	France–7.99%
	Alstom	22,780	1,403,030
	AXA	135,836	3,083,288
	France Telecom ADR	164,660	3,505,611
	GDF Suez	33,447	1,222,324
	Ipsen	4,770	169,145
	Michelin Class B	31,160	3,051,593
	Sanofi	55,036	4,426,827
	Thales	35,800	1,541,693
	Total	56,740	3,280,111
	Vivendi	82,102	2,288,268

			23,971,890

	Germany–7.48%
	Deutsche Post	105,150	2,021,334
	E.On	70,520	2,004,350
	Infineon Technologies ADR	312,608	3,516,840
	Merck	17,930	1,949,380
	Muenchener Rueckversicherungs	19,320	2,949,093
	Rhoen Klinikum	69,706	1,682,435
	SAP ADR	63,040	3,823,376
	Siemens ADR	32,660	4,491,730

			22,438,538

	Hong Kong–2.95% ■
†	AIA Group	1,244,000	4,330,370
	Cheung Kong Holdings	87,950	1,291,541
	China Telecom	4,926,000	3,215,821

			8,837,732

	Ireland–1.55%
	Accenture Class A	26,670	1,611,401
	Covidien	26,277	1,398,725
	CRH	74,319	1,646,939

			4,657,065

	Italy–0.70%
	ENI	89,236	2,114,655

			2,114,655

	Japan–5.07%
	ITOCHU	288,700	3,002,354
	Konica Minolta Holdings	98,000	818,442
	Nintendo	8,000	1,502,120
	Nissan Motor	181,100	1,902,982
	NKSJ Holdings	191,000	1,260,479
	Toyota Motor ADR	38,330	3,159,159
	Trend Micro	114,400	3,553,657

			15,199,193

	Netherlands–4.65%
	Akzo Nobel	46,160	2,916,223
†	ING Groep CVA	278,082	3,426,711
	Koninklijke Philips Electronics	69,820	1,794,254
	Randstad Holding	29,602	1,368,639
	Reed Elsevier	124,713	1,675,246
	SBM Offshore	104,584	2,765,068

			13,946,141

	Norway–2.32%
	Statoil	125,270	3,172,954
	Telenor	231,450	3,789,679

			6,962,633

	Republic of Korea–2.07%
	KB Financial Group	44,443	2,114,021
	Samsung Electronics	5,257	4,088,384

			6,202,405

	Russia–0.79%
	Gazprom ADR	163,010	2,379,612

			2,379,612

	Singapore–2.83%
	DBS Group Holdings	385,005	4,605,534
	Singapore Telecommunications	1,506,000	3,881,770

			8,487,304

	Spain–1.49%
	Telefonica	183,443	4,480,056

			4,480,056

	Switzerland–6.18%
	ACE	58,870	3,874,823
†	Adecco	20,680	1,327,274
†	Basilea Pharmaceutica	2,260	165,192
†	Lonza Group	17,220	1,348,988
	Nestle	23,080	1,436,149
	Novartis	32,390	1,984,972

LVIP Templeton Growth Fund–3

LVIP Templeton Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Switzerland (continued)

	Roche Holding	24,660	$4,128,350
†	Swiss Reinsurance	50,240	2,820,921
	Tyco International	29,167	1,441,725

			18,528,394

	Taiwan–0.99%
	Taiwan Semiconductor Manufacturing ADR	235,645	2,971,483

			2,971,483

	Thailand–0.18%
	Bangkok Bank	103,600	536,480

			536,480

	Turkey–0.31%
†	Turkcell Iletisim Hizmetleri ADR	68,590	929,395

			929,395

	United Kingdom–13.10%
	Aviva	450,640	3,171,975
	BAE Systems	354,920	1,815,592
	BP ADR	63,640	2,818,616
	G4S	738,120	3,317,949
	GlaxoSmithKline	178,380	3,823,322
	HSBC Holdings	123,560	1,228,783
	Kingfisher	353,628	1,518,992
	Marks & Spencer Group	352,560	2,043,712
	Pearson	86,090	1,628,535
	Rexam	518,500	3,187,590
	Royal Dutch Shell Class B	80,480	2,871,915
	Tesco	404,790	2,615,258
	Unilever	90,934	2,933,988
	Vodafone Group ADR	181,030	4,837,122
	Wolseley	45,095	1,471,923

			39,285,272

	United States–30.87%
†	Amgen	69,690	4,066,412
	AON	44,440	2,279,772
	Baker Hughes	26,430	1,917,761
	Bank of America	39,470	432,591
	Bank of New York Mellon	130,980	3,355,708
†	Brocade Communications Systems	114,330	738,572
	Chesapeake Energy	52,210	1,550,115
	Chevron	29,640	3,048,178
	Cisco Systems	227,510	3,551,431
	Comcast Special Class A	195,525	4,737,571
	CVS Caremark	108,450	4,075,551
	FedEx	12,010	1,139,149
	General Electric	134,590	2,538,367
†	Gilead Sciences	36,610	1,516,020
	Home Depot	51,210	1,854,826
†	Isis Pharmaceuticals	44,660	409,086
	JPMorgan Chase	60,910	2,493,655
	Merck	126,530	4,465,244
	Microsoft	178,620	4,644,120
	News Class A	188,540	3,337,158
†	Onyx Pharmaceuticals	18,760	662,228
	Oracle	22,390	736,855
	Pfizer	210,600	4,338,360
	PG&E	72,550	3,049,277
	Progressive	123,080	2,631,450
	Quest Diagnostics	55,230	3,264,093
†	SAIC	127,920	2,151,614
†	Sprint Nextel	338,030	1,821,982
†	Symantec	123,090	2,427,335
	Target	37,430	1,755,841
	Time Warner	41,593	1,512,737
	Time Warner Cable	61,089	4,767,386
	United Parcel Service Class B	35,370	2,579,534
	Viacom Class B	63,020	3,214,020
†	Watson Pharmaceuticals	80,510	5,533,452

			92,597,451

	Total Common Stock (Cost $248,936,448)		285,352,138

	SHORT-TERM INVESTMENT–4.58%
	Money Market Mutual Fund–4.58%
	Dreyfus Treasury & Agency Cash Management Fund	13,720,144	13,720,144

	Total Short-Term Investment (Cost $13,720,144)		13,720,144

LVIP Templeton Growth Fund–4

LVIP Templeton Growth Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.71% (Cost $262,656,592)	$299,072,282

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	883,859

NET ASSETS APPLICABLE TO 10,883,152 SHARES OUTSTANDING–100.00%	$299,956,141

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND STANDARD CLASS ($152,147,057 / 5,517,847 Shares)	$27.574

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND SERVICE CLASS ($147,809,084 / 5,365,305 Shares)	$27.549

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$272,627,535
Undistributed net investment income	4,315,323
Accumulated net realized loss on investments	(13,437,683)
Net unrealized appreciation of investments and foreign currencies	36,450,966

Total net assets	$299,956,141

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non income producing security.

Summary of Abbreviations:
ADR–American Depositary Receipts
CVA–Dutch Certificate

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund–5

LVIP Templeton Growth Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,516,438
Foreign tax withheld	(430,217)

5,086,221

EXPENSES:
Management fees	1,006,817
Distribution expenses-Service Class	174,395
Accounting and administration expenses	64,170
Custodian fees	29,763
Reports and statements to shareholders	25,448
Professional fees	12,562
Trustees’ fees	3,812
Pricing fees	2,162
Other	5,740

Total operating expenses	1,324,869

NET INVESTMENT INCOME	3,761,352

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	6,093,896
Foreign currencies	(19,186)

Net realized gain	6,074,710
Net change in unrealized appreciation/depreciation of investments and foreign currencies	11,023,653

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	17,098,363

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,859,715

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,761,352	$4,249,409
Net realized gain on investments and foreign currencies	6,074,710	6,247,893
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	11,023,653	6,530,576

Net increase in net assets resulting from operations	20,859,715	17,027,878

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,337,966)
Service Class	—	(1,904,683)

	—	(4,242,649)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,865,959	15,697,679
Service Class	23,601,699	37,503,822
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,337,966
Service Class	—	1,904,683

	44,467,658	57,444,150

Cost of shares repurchased:
Standard Class	(9,908,234)	(45,776,154)
Service Class	(14,151,090)	(23,152,892)

	(24,059,324)	(68,929,046)

Increase (decrease) in net assets derived from capital share transactions	20,408,334	(11,484,896)

NET INCREASE IN NET ASSETS	41,268,049	1,300,333
NET ASSETS:
Beginning of period	258,688,092	257,387,759

End of period (including undistributed net investment income of $4,315,323 and $573,157, respectively)	$299,956,141	$258,688,092

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund–6

LVIP Templeton Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Net asset value, beginning of period	$25.503	$24.371	$19.352	$33.233	$31.307	$27.119

Income (loss) from investment operations:
Net investment income[3]	0.377	0.427	0.412	0.636	0.724	0.566
Net realized and unrealized gain (loss) on investments and foreign currencies	1.694	1.158	5.021	(12.906)	1.782	6.074

Total from investment operations	2.071	1.585	5.433	(12.270)	2.506	6.640

Less dividends and distributions from:
Net investment income	—	(0.453)	(0.405)	(0.534)	(0.580)	(0.414)
Net realized gain on investments	—	—	(0.009)	(1.077)	—	(2.038)

Total dividends and distributions	—	(0.453)	(0.414)	(1.611)	(0.580)	(2.452)

Net asset value, end of period	$27.574	$25.503	$24.371	$19.352	$33.233	$31.307

Total return[4]	8.12%	6.57%	28.11%	(37.76% )	8.01%	26.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$152,147	$130,817	$151,545	$129,853	$163,596	$167,966
Ratio of expenses to average net assets	0.82%	0.83%	0.83%	0.81%	0.81%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.82%	0.83%	0.85%	0.82%	0.84%	0.85%
Ratio of net investment income to average net assets	2.82%	1.79%	1.99%	2.41%	2.18%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.82%	1.79%	1.97%	2.40%	2.15%	2.00%
Portfolio turnover	7%	11%	18%	11%	15%	19%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund–7

LVIP Templeton Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Service Class
	Six Months
	Ended				4/30/07[2]
	6/30/11[1]	Year Ended			to
	(Unaudited)	12/31/10	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$25.512	$24.382	$19.369	$33.224	$33.408

Income (loss) from investment operations:
Net investment income[3]	0.344	0.368	0.363	0.581	0.483
Net realized and unrealized gain (loss) on investments and foreign currencies	1.693	1.154	5.016	(12.890)	(0.126)

Total from investment operations	2.037	1.522	5.379	(12.309)	0.357

Less dividends and distributions from:
Net investment income	—	(0.392)	(0.357)	(0.469)	(0.541)
Net realized gain on investments	—	—	(0.009)	(1.077)	—

Total dividends and distributions	—	(0.392)	(0.366)	(1.546)	(0.541)

Net asset value, end of period	$27.549	$25.512	$24.382	$19.369	$33.224

Total return[4]	7.98%	6.30%	27.81%	(37.90% )	1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$147,809	$127,871	$105,843	$92,968	$94,403
Ratio of expenses to average net assets	1.07%	1.08%	1.07%	1.02%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.07%	1.08%	1.10%	1.07%	1.11%
Ratio of net investment income to average net assets	2.57%	1.54%	1.75%	2.20%	2.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.57%	1.54%	1.72%	2.15%	2.02%
Portfolio turnover	7%	11%	18%	11%	15% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth Fund–8

LVIP Templeton Growth Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Templeton Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to provide long-term capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its

LVIP Templeton Growth Fund–9

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates (continued)

services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million.

Templeton Investment Counsel, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $200 million of the Fund’s average daily net assets; 0.425% of the next $300 million; and 0.40% of the Fund’s average daily net assets in excess of $500 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $13,964 and $1,192, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$173,574
Distribution fees payable to LFD	29,678

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $42,232,118 and sales of $19,908,655 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $263,216,554. At June 30, 2011, net unrealized appreciation was $35,855,728, of which $55,943,220 related to unrealized appreciation of investments and $20,087,492 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Total

Common Stock	$140,001,354	$145,350,784	$285,352,138
Short-Term Investment	13,720,144	—	13,720,144

Total	$153,721,498	$145,350,784	$299,072,282

As a result of utilizing international fair value pricing at June 30, 2011, the majority of the portfolio was categorized as Level 2.

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

LVIP Templeton Growth Fund–10

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$4,242,649

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$272,627,535
Undistributed ordinary income	4,315,323
Realized gains 1/1/11–6/30/11	6,093,883
Capital loss carryforwards as of 12/31/10	(18,971,604)
Unrealized appreciation of investments and foreign currencies	35,891,004

Net assets	$299,956,141

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(19,186)	$19,186

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $18,971,604 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $6,093,883, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	756,005	664,720
Service Class	877,189	1.565,956
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	94,819
Service Class	—	77,214

	1,633,194	2,402,709

Shares repurchased:
Standard Class	(367,610)	(1,848,222)
Service Class	(524,065)	(971,991)

	(891,675)	(2,820,213)

Net increase (decrease)	741,519	(417,504)

LVIP Templeton Growth Fund–11

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counter party credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2011.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Templeton Growth Fund–12

LVIP Turner Mid-Cap Growth Fund

LVIP Turner Mid-Cap
Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Turner Mid-Cap Growth Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Turner Mid-Cap Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,091.70	0.93%	$4.82
Service Class Shares	1,000.00	1,090.40	1.18%	6.12

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.18	0.93%	$4.66
Service Class Shares	1,000.00	1,018.94	1.18%	5.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Turner Mid-Cap Growth Fund–1

LVIP Turner Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	99.06%

Aerospace & Defense	1.13%
Air Freight & Logistics	0.82%
Airlines	0.96%
Auto Components	1.56%
Automobiles	0.78%
Beverages	0.63%
Biotechnology	2.30%
Building Products	1.06%
Capital Markets	0.90%
Chemicals	3.24%
Commercial Banks	1.12%
Communications Equipment	5.54%
Computers & Peripherals	0.99%
Consumer Finance	1.21%
Containers & Packaging	0.90%
Diversified Financial Services	1.32%
Electrical Equipment	0.96%
Electronic Equipment, Instruments & Components	1.27%
Energy Equipment & Services	2.39%
Food & Staples Retailing	1.24%
Food Products	2.95%
Health Care Equipment & Supplies	1.97%
Health Care Providers & Services	4.20%
Hotels, Restaurants & Leisure	4.22%
Household Durables	0.94%
Insurance	1.34%
Internet & Catalog Retail	0.47%
Internet Software & Services	2.52%
IT Services	2.98%
Life Sciences Tools & Services	2.31%
Machinery	5.71%
Media	1.04%
Metals & Mining	3.03%
Multiline Retail	1.37%
Oil, Gas & Consumable Fuels	6.24%
Pharmaceuticals	4.60%
Professional Services	0.52%
Real Estate Management & Development	1.26%
Road & Rail	0.57%
Semiconductors & Semiconductor Equipment	8.83%
Software	5.35%
Specialty Retail	1.23%
Textiles, Apparel & Luxury Goods	3.66%
Trading Companies & Distributors	0.68%
Wireless Telecommunication Services	0.75%

Short-Term Investment	0.32%

Total Value of Securities	99.38%

Receivables and Other Assets Net of Liabilities	0.62%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Green Mountain Coffee Roasters	2.15%
salesforce.com	1.97%
F5 Networks	1.93%
Joy Global	1.78%
Cameron International	1.67%
Coach	1.63%
Valeant Pharmaceuticals International	1.61%
Watson Pharmaceutical	1.54%
Cypress Semiconductor	1.49%
Agilent Technologies	1.46%

Total	17.23%

LVIP Turner Mid-Cap Growth Fund–2

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.06%
	Aerospace & Defense–1.13%
	Goodrich	7,610	$726,755

			726,755

	Air Freight & Logistics–0.82%
	Expeditors International of Washington	10,270	525,721

			525,721

	Airlines–0.96%
†	United Continental Holdings	27,248	616,622

			616,622

	Auto Components–1.56%
†	Borg Warner	6,290	508,169
†	TRW Automotive Holdings	8,360	493,491

			1,001,660

	Automobiles–0.78%
	Harley-Davidson	12,260	502,292

			502,292

	Beverages–0.63%
†	Hansen Natural	4,980	403,131

			403,131

	Biotechnology–2.30%
†	Alexion Pharmaceuticals	15,640	735,549
†	ONYX Pharmaceuticals	10,610	374,533
†	United Therapeutics	6,720	370,272

			1,480,354

	Building Products–1.06%
†	Owens Corning	18,290	683,132

			683,132

	Capital Markets–0.90%
†	Affiliated Managers Group	5,690	577,251

			577,251

	Chemicals–3.24%
	Albemarle	8,440	584,048
	CF Industries Holdings	5,400	765,018
	Mosaic	3,360	227,573
	PPG Industries	5,610	509,332

			2,085,971

	Commercial Banks–1.12%
	M&T Bank	8,170	718,552

			718,552

	Communications Equipment–5.54%
†	Acme Packet	7,810	547,715
†	Aruba Networks	17,830	526,877
†	Ciena	8,020	147,408
†	F5 Networks	11,260	1,241,414
†	Juniper Networks	19,740	621,810
†	Riverbed Technology	11,970	473,892

			3,559,116

	Computers & Peripherals–0.99%
†	SanDisk	15,310	635,365

			635,365

	Consumer Finance–1.21%
	Discover Financial Services	28,960	774,680

			774,680

	Containers & Packaging–0.90%
	Temple-Inland	19,490	579,633

			579,633

	Diversified Financial Services–1.32%
†	IntercontinentalExchange	4,070	507,569
	Moody’s	8,830	338,631

			846,200

	Electrical Equipment–0.96%
	Rockwell Automation	7,130	618,599

			618,599

	Electronic Equipment, Instruments & Components–1.27%
†	Aeroflex Holding	23,940	434,511
†	Universal Display	10,820	379,674

			814,185

	Energy Equipment & Services–2.39%
†	Cameron International	21,390	1,075,703
†	McDermott International	23,330	462,167

			1,537,870

	Food & Staples Retailing–1.24%
	Whole Foods Market	12,610	800,105

			800,105

	Food Products–2.95%
†	Green Mountain Coffee Roasters	15,450	1,379,067
	Mead Johnson Nutrition	7,670	518,109

			1,897,176

	Health Care Equipment & Supplies–1.97%
†	Cooper	3,850	305,074
†	Gen-Probe	7,080	489,582
†	Intuitive Surgical	1,270	472,580

			1,267,236

	Health Care Providers & Services–4.20%
†	AMERIGROUP	9,500	669,465
	AmerisourceBergen	19,210	795,294

LVIP Turner Mid-Cap Growth Fund–3

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Providers & Services (continued)

†	Laboratory Corporation of America Holdings	5,100	$493,629
	Universal Health Services Class B	14,340	738,940

			2,697,328

	Hotels, Restaurants & Leisure–4.22%
†	MGM Resorts International	45,770	604,622
†	Penn National Gaming	8,790	354,589
	Starwood Hotels & Resorts Worldwide	16,580	929,143
	Wynn Resorts	5,750	825,355

			2,713,709

	Household Durables–0.94%
†	Tempur-Pedic International	8,870	601,563

			601,563

	Insurance–1.34%
	AON	16,850	864,405

			864,405

	Internet & Catalog Retail–0.47%
†	priceline.com	590	302,039

			302,039

	Internet Software & Services–2.52%
	MercadoLibre	4,690	372,105
†	OpenTable	6,630	551,086
†	Sina	6,675	694,867

			1,618,058

	IT Services–2.98%
†	Teradata	8,890	535,178
†	VeriFone Systems	15,080	668,798
	Western Union	35,400	709,062

			1,913,038

	Life Sciences Tools & Services–2.31%
†	Agilent Technologies	18,420	941,446
†	Illumina	7,270	546,341

			1,487,787

	Machinery–5.71%
†	AGCO	12,840	633,782
	Cummins	7,880	815,501
	Joy Global	12,000	1,142,879
	Parker Hannifin	6,390	573,439
	Stanley Black & Decker	7,040	507,232

			3,672,833

	Media–1.04%
	Interpublic Group	53,440	668,000

			668,000

	Metals & Mining–3.03%
	Cliffs Natural Resources	8,320	769,184
†	Molycorp	6,270	382,846
	Silver Wheaton	7,110	234,630
	Walter Energy	4,860	562,788

			1,949,448

	Multiline Retail–1.37%
	Nordstrom	18,780	881,533

			881,533

	Oil, Gas & Consumable Fuels–6.24%
†	Alpha Natural Resources	13,630	619,347
	Cimarex Energy	7,830	704,073
†	Concho Resources	9,130	838,590
	Peabody Energy	7,650	450,662
	QEP Resources	19,450	813,593
†	Whiting Petroleum	10,250	583,328

			4,009,593

	Pharmaceuticals–4.60%
	Medicis Pharmaceutical Class A	9,240	352,691
	Perrigo	6,610	580,821
	Valeant Pharmaceuticals International	19,900	1,034,003
†	Watson Pharmaceutical	14,420	991,087

			2,958,602

	Professional Services–0.52%
	Manpower	6,290	337,459

			337,459

	Real Estate Management & Development–1.26%
†	CB Richard Ellis Group Class A	32,140	807,035

			807,035

	Road & Rail–0.57%
	Ryder System	6,500	369,525

			369,525

	Semiconductors & Semiconductor Equipment–8.83%
	Altera	14,090	653,072
	ASML Holding	22,190	820,141
†	Broadcom Class A	19,050	640,842
†	Cypress Semiconductor	45,240	956,373
†	Freescale Semiconductor Holdings I	18,120	333,227
†	Lam Research	8,560	379,037
†	Netlogic Microsystems	22,990	929,255
†	NXP Semiconductors	17,690	472,854
†	Omnivision Technologies	14,050	489,081

			5,673,882

	Software–5.35%
†	Fortinet	14,340	391,339
†	Informatica	11,200	654,416
†	salesforce.com	8,520	1,269,309

LVIP Turner Mid-Cap Growth Fund–4

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software (continued)

†	SuccessFactors	22,510	$661,794
†	TIBCO Software	16,040	465,481

			3,442,339

	Specialty Retail–1.23%
	Abercrombie & Fitch Class A	11,850	793,002

			793,002

	Textiles, Apparel & Luxury Goods–3.66%
	Coach	16,390	1,047,813
†	Fossil	3,440	404,957
†	lululemon athletica	3,790	423,798
†	Under Armour Class A	6,130	473,910

			2,350,478

	Trading Company & Distributors–0.68%
†	WESCO International	8,090	437,588

			437,588

	Wireless Telecommunication Services–0.75%
†	NII Holdings	11,370	481,861

			481,861

	Total Common Stock (Cost $48,929,457)		63,682,711

	SHORT-TERM INVESTMENT–0.32%
	Money Market Mutual Fund–0.32%
	Dreyfus Treasury & Agency Cash Management Fund	205,725	205,725

	Total Short-Term Investment (Cost $205,725)		205,725

TOTAL VALUE OF SECURITIES–99.38% (COST $49,135,182)	63,888,436

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.62%	400,089

NET ASSETS APPLICABLE TO 5,253,953 SHARES OUTSTANDING–100.00%	$64,288,525

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND STANDARD CLASS ($23,282,951 / 1,889,400 Shares)	$12.323

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND SERVICE CLASS ($41,005,574 / 3,364,553 Shares)	$12.188

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$55,008,837
Accumulated net realized loss on investments	(5,473,566)
Net unrealized appreciation of investments and foreign currencies	14,753,254

Total net assets	$64,288,525

†	Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund–5

LVIP Turner Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$158,655
Foreign tax withheld	(2,502)

156,153

EXPENSES:
Management fees	272,207
Distribution expenses-Service Class	49,730
Accounting and administration expenses	14,366
Reports and statements to shareholders	11,658
Professional fees	9,921
Custodian fees	1,027
Trustees’ fees	774
Pricing fees	366
Other	1,789

361,838
Less expenses waived/reimbursed	(21,846)

Total operating expenses	339,992

NET INVESTMENT LOSS	(183,839)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	2,995,713
Foreign currencies	44

Net realized gain	2,995,757
Net change in unrealized appreciation/depreciation of investments and foreign currencies	1,951,906

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,947,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,763,824

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(183,839)	$(118,593)
Net realized gain on investments and foreign currencies	2,995,757	3,297,533
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	1,951,906	5,898,057

Net increase in net assets resulting from operations	4,763,824	9,076,997

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,897,925	6,006,490
Service Class	20,119,826	16,389,756

	27,017,751	22,396,246

Cost of shares repurchased:
Standard Class	(5,027,784)	(5,854,643)
Service Class	(13,186,243)	(6,688,700)

	(18,214,027)	(12,543,343)

Increase in net assets derived from capital share transactions	8,803,724	9,852,903

NET INCREASE IN NET ASSETS	13,567,548	18,929,900
NET ASSETS:
Beginning of period	50,720,977	31,791,077

End of period (there was no undistributed net investment income at either period end)	$64,288,525	$50,720,977

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund–6

LVIP Turner Mid-Cap Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Standard Class
	Six Months
	Ended
	6/30/11[2]	Year Ended
	(Unaudited)	12/31/10		12/31/09		12/31/08	12/31/07		12/31/06

Net asset value, beginning of period	$11.288	$8.871		$5.977		$14.126	$11.330		$11.025

Income (loss) from investment operations:
Net investment loss[3]	(0.026)	(0.018)		(0.017)		(0.034)	(0.042)		(0.018)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.061	2.435		2.911		(6.136)	2.838		0.778

Total from investment operations	1.035	2.417		2.894		(6.170)	2.796		0.760

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(1.979)	—		(0.455)

Total dividends and distributions	—	—		—		(1.979)	—		(0.455)

Net asset value, end of period	$12.323	$11.288		$8.871		$5.977	$14.126		$11.330

Total return[4]	9.17%	27.25%		48.42%		(49.29% )	24.68%		6.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,283	$19,494		$15,381		$9,920	$21,354		$26,072
Ratio of expenses to average net assets	0.93%	0.98%		0.98%		0.98%	0.99%		1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.00%	1.06%		1.08%		1.07%	1.06%		1.07%
Ratio of net investment loss to average net assets	(0.43% )	(0.19%	)	(0.24%	)	(0.33% )	(0.33%	)	(0.16% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.50% )	(0.27%	)	(0.34%	)	(0.42% )	(0.40%	)	(0.16% )
Portfolio turnover	44%	103%		102%		179%	199%		156%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund–7

LVIP Turner Mid-Cap Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Service Class
	Six Months
	Ended						4/30/07[2]
	6/30/11[1]	Year Ended					to
	(Unaudited)	12/31/10		12/31/09		12/31/08	12/31/07

Net asset value, beginning of period	$11.178	$8.806		$5.948		$14.102	$12.216

Income (loss) from investment operations:
Net investment loss[3]	(0.040)	(0.042)		(0.034)		(0.059)	(0.039)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.050	2.414		2.892		(6.116)	1.925

Total from investment operations	1.010	2.372		2.858		(6.175)	1.886

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(1.979)	—

Total dividends and distributions	—	—		—		(1.979)	—

Net asset value, end of period	$12.188	$11.178		$8.806		$5.948	$14.102

Total return[4]	9.04%	26.94%		48.05%		(49.42% )	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,006	$31,227		$16,410		$11,088	$13,264
Ratio of expenses to average net assets	1.18%	1.23%		1.23%		1.23%	1.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.25%	1.31%		1.33%		1.32%	1.33%
Ratio of net investment loss to average net assets	(0.68% )	(0.44%	)	(0.49%	)	(0.58% )	(0.43%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.75% )	(0.52%	)	(0.59%	)	(0.67% )	(0.55%	)
Portfolio turnover	44%	103%		102%		179%	199%	[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

LVIP Turner Mid-Cap Growth Fund–8

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Turner Mid-Cap Growth Fund (Fund). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $11,436 for the six months ended June 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

LVIP Turner Mid-Cap Growth Fund–9

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.10% of the first $25 million of average daily net assets of the Fund; and 0.05% of the next $50 million. The agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Prior to May 1, 2011, LIAC contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 1.02% of average daily net assets of the Fund.

Turner Investment Partner, Inc (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $150 million of the Fund’s average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $150 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $3,130 and $257, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net asset of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$41,841
Distribution fees payable to LFD	8,437

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $38,175,695 and sales of $26,899,917 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $49,207,715. At June 30, 2011, net unrealized appreciation was $14,680,721, of which $15,516,201 related to unrealized appreciation of investments and $835,480 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

Level 1

Common Stock	$63,682,711
Short-Term Investment	205,725

Total	$63,888,436

LVIP Turner Mid-Cap Growth Fund–10

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$55,008,837
Realized gains 1/1/11–6/30/11	2,939,973
Capital loss carryforwards as of 12/31/10	(8,341,006)
Unrealized appreciation of investments	14,680,721

Net assets	$64,288,525

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Accumulated Net	Paid-in
Investment Loss	Realized Loss	Capital

$183,839	$(44)	$(183,795)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $2,916,569 expires in 2016 and $5,424,437 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $2,939,973, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	576,904	622,987
Service Class	1,695,345	1,641,274

	2,272,249	2,264,261

Shares repurchased:
Standard Class	(414,426)	(629,974)
Service Class	(1,124,409)	(711,080)

	(1,538,835)	(1,341,054)

Net increase	733,414	923,207

7.	Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

LVIP Turner Mid-Cap Growth Fund–11

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Turner Mid-Cap Growth Fund–12

LVIP Wells Fargo Intrinsic Value Fund

LVIP Wells Fargo Intrinsic Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2011

LVIP Wells Fargo Intrinsic Value Fund

Index

Disclosure of Fund Expenses	1
Security Type/Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Wells Fargo Intrinsic Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2011 to June 30, 2011

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/11 to
	1/1/11	6/30/11	Ratio	6/30/11*

Actual
Standard Class Shares	$1,000.00	$1,069.70	0.78%	$4.00
Service Class Shares	1,000.00	1,068.40	1.03%	5.28

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.78%	$3.91
Service Class Shares	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wells Fargo Intrinsic Value Fund–1

LVIP Wells Fargo Intrinsic Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets

Common Stock	98.61%

Aerospace & Defense	6.13%
Beverages	2.39%
Capital Markets	2.98%
Chemicals	2.60%
Commercial Banks	8.52%
Communications Equipment	2.28%
Computers & Peripherals	6.07%
Diversified Financial Services	4.33%
Electric Utilities	1.99%
Energy Equipment & Services	1.33%
Food & Staples Retailing	1.68%
Food Products	6.47%
Gas Utilities	1.25%
Health Care Equipment & Supplies	2.62%
Internet Software & Services	2.87%
IT Services	3.78%
Machinery	5.38%
Media	2.68%
Multiline Retail	3.99%
Oil, Gas & Consumable Fuels	6.72%
Pharmaceuticals	7.01%
Semiconductors & Semiconductor Equipment	2.38%
Software	5.60%
Specialty Retail	2.57%
Textiles, Apparel & Luxury Goods	3.01%
Wireless Telecommunication Services	1.98%

Short-Term Investment	1.30%

Total Value of Securities	99.91%

Receivables and Other Assets Net of Liabilities	0.09%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

International Business Machines	3.78%
EMC	3.51%
Oracle	3.28%
Polo Ralph Lauren	3.01%
Northrop Grumman	2.89%
eBay	2.87%
ConocoPhillips	2.87%
Abbott Laboratories	2.71%
Deere	2.70%
SPX	2.69%

Total	30.31%

LVIP Wells Fargo Intrinsic Value Fund–2

LVIP Wells Fargo Intrinsic Value Fund
Statement of Net Assets
June 30, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.61%
	Aerospace & Defense–6.13%
	Boeing	144,000	$10,645,920
†	Huntington Ingalls Industries	122,000	4,209,000
	Northrop Grumman	191,000	13,245,850

			28,100,770

	Beverages–2.39%
	Diageo ADR	134,000	10,970,580

			10,970,580

	Capital Markets–2.98%
	Northern Trust	189,500	8,709,420
	Schwab (Charles)	301,900	4,966,255

			13,675,675

	Chemicals–2.60%
	Dow Chemical	331,000	11,916,000

			11,916,000

	Commercial Banks–8.52%
	Banco Santander ADR	1,030,615	11,862,379
	East West Bancorp	285,000	5,759,850
	M&T Bank	114,000	10,026,300
	Zions Bancorp	475,000	11,404,750

			39,053,279

	Communications Equipment–2.28%
	QUALCOMM	184,000	10,449,360

			10,449,360

	Computers & Peripherals–6.07%
†	Apple	35,000	11,748,450
†	EMC	584,000	16,089,200

			27,837,650

	Diversified Financial Services–4.33%
	Bank of America	864,000	9,469,440
	JPMorgan Chase	254,000	10,398,760

			19,868,200

	Electric Utilities–1.99%
	NextEra Energy	159,000	9,136,140

			9,136,140

	Energy Equipment & Services–1.33%
†	Weatherford International	324,000	6,075,000

			6,075,000

	Food & Staples Retailing–1.68%
	Safeway	329,000	7,688,730

			7,688,730

	Food Products–6.47%
	Heinz (H.J.)	196,000	10,442,880
	Hershey	185,000	10,517,250
	Unilever	265,000	8,705,250

			29,665,380

	Gas Utilities–1.25%
	Questar	323,000	5,720,330

			5,720,330

	Health Care Equipment & Supplies–2.62%
	Baxter International	200,900	11,991,721

			11,991,721

	Internet Software & Services–2.87%
†	eBay	408,000	13,166,160

			13,166,160

	IT Services–3.78%
	International Business Machines	101,000	17,326,550

			17,326,550

	Machinery–5.38%
	Deere	150,000	12,367,500
	SPX	149,000	12,316,340

			24,683,840

	Media–2.68%
	Time Warner	338,000	12,293,060

			12,293,060

	Multiline Retail–3.99%
	Nordstrom	239,000	11,218,660
	Penney (J.C.)	205,500	7,097,970

			18,316,630

	Oil, Gas & Consumable Fuels–6.72%
	ConocoPhillips	175,000	13,158,250
	Hess	137,000	10,242,120
	QEP Resources	177,500	7,424,825

			30,825,195

	Pharmaceuticals–7.01%
	Abbott Laboratories	236,000	12,418,320
†	Hospira	197,000	11,162,020
	Lilly (Eli)	228,500	8,575,605

			32,155,945

	Semiconductors & Semiconductor Equipment–2.38%
	Texas Instruments	333,000	10,932,390

			10,932,390

	Software–5.60%
†	Intuit	205,000	10,631,300
	Oracle	457,000	15,039,870

			25,671,170

LVIP Wells Fargo Intrinsic Value Fund–3

LVIP Wells Fargo Intrinsic Value Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)

Specialty Retail–2.57%
Home Depot	325,000	$11,771,500

		11,771,500

Textiles, Apparel & Luxury Goods–3.01%
Polo Ralph Lauren	104,000	13,791,440

		13,791,440

Wireless Telecommunication Services–1.98%
Vodafone Group ADR	339,000	9,058,080

		9,058,080

Total Common Stock (Cost $343,952,507)		452,140,775

SHORT-TERM INVESTMENT–1.30%
Money Market Mutual Fund–1.30%
Dreyfus Treasury & Agency Cash Management Fund	5,934,024	5,934,024

Total Short-Term Investment (Cost $5,934,024)		5,934,024

TOTAL VALUE OF SECURITIES–99.91% (Cost $349,886,531)	458,074,799

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	427,856

NET ASSETS APPLICABLE TO 32,081,448 SHARES OUTSTANDING–100.00%	$458,502,655

NET ASSET VALUE–LVIP WELLS FARGO INTRINSIC VALUE FUND STANDARD CLASS ($417,635,866 / 29,215,833 Shares)	$14.295

NET ASSET VALUE–LVIP WELLS FARGO INTRINSIC VALUE FUND SERVICE CLASS ($40,866,789 / 2,865,615 Shares)	$14.261

COMPONENTS OF NET ASSETS AT JUNE 30, 2011:
Shares of beneficial interest (unlimited authorization-no par)	$486,748,844
Undistributed net investment income	3,810,321
Accumulated net realized loss on investments	(140,244,778)
Net unrealized appreciation of investments	108,188,268

Total net assets	$458,502,655

†	Non income producing security.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund–4

LVIP Wells Fargo Intrinsic Value Fund
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,606,497
Foreign tax withheld	(63,855)

4,542,642

EXPENSES:
Management fees	1,697,040
Accounting and administration expenses	103,975
Distribution expenses-Service Class	48,262
Reports and statements to shareholders	45,800
Professional fees	11,783
Trustees’ fees	6,328
Custodian fees	2,584
Pricing fees	203
Other	6,906

1,922,881
Less expenses waived/reimbursed	(119,031)

Total operating expenses	1,803,850

NET INVESTMENT INCOME	2,738,792

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	1,177,878
Net change in unrealized appreciation/depreciation of investments	25,977,727

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	27,155,605

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,894,397

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/11	Ended
	(Unaudited)	12/31/10

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,738,792	$4,967,351
Net realized gain on investments	1,177,878	13,932,792
Net change in unrealized appreciation/depreciation of investments	25,977,727	47,129,904

Net increase in net assets resulting from operations	29,894,397	66,030,047

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Standard Class	—	(3,666,773)
Service Class	—	(242,080)

	—	(3,908,853)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,030,618	35,140,153
Service Class	8,379,985	7,717,295
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,666,773
Service Class	—	242,080

	28,410,603	46,766,301

Cost of shares repurchased:
Standard Class	(26,476,960)	(49,812,577)
Service Class	(4,940,830)	(11,010,014)

	(31,417,790)	(60,822,591)

Decrease in net assets derived from capital share transactions	(3,007,187)	(14,056,290)

NET INCREASE IN NET ASSETS	26,887,210	48,064,904
Net Assets:
Beginning of period	431,615,445	383,550,541

End of period (including undistributed net investment income of $3,810,321 and $1,071,529, respectively)	$458,502,655	$431,615,445

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund–5

LVIP Wells Fargo Intrinsic Value Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wells Fargo Intrinsic Value Fund Standard Class
	Six Months
	Ended
	6/30/11	Year Ended
	(Unaudited)[1]	12/31/10	12/31/09[2]	12/31/08	12/31/07	12/31/06[3]

Net asset value, beginning of period	$13.363	$11.440	$9.378	$16.970	$18.231	$17.994

Income (loss) from investment operations:
Net investment income[4]	0.086	0.155	0.145	0.247	0.241	0.221
Net realized and unrealized gain (loss) on investments	0.846	1.893	2.037	(6.425)	0.496	1.720

Total from investment operations	0.932	2.048	2.182	(6.178)	0.737	1.941

Less dividends and distributions from:
Net investment income	—	(0.125)	(0.120)	(0.201)	(0.211)	(0.205)
Net realized gain on investments	—	—	—	(1.213)	(1.787)	(1.499)

Total dividends and distributions	—	(0.125)	(0.120)	(1.414)	(1.998)	(1.704)

Net asset value, end of period	$14.295	$13.363	$11.440	$9.378	$16.970	$18.231

Total return[5]	6.97%	17.93%	23.30%	(38.32% )	4.36%	11.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$417,636	$396,596	$350,348	$328,023	$639,956	$738,199
Ratio of expenses to average net assets	0.78%	0.79%	0.80%	0.77%	0.74%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.83%	0.84%	0.84%	0.82%	0.81%	0.80%
Ratio of net investment income to average net assets	1.23%	1.28%	1.51%	1.83%	1.31%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.18%	1.23%	1.47%	1.78%	1.24%	1.13%
Portfolio turnover	5%	19%	222%	191%	141%	199%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[3]	Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, replaced FMR LLC as the Fund’s sub-advisor.

4 The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund–6

LVIP Wells Fargo Intrinsic Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wells Fargo Intrinsic Value Fund Service Class
	Six Months
	Ended
	6/30/11	Year Ended
	(Unaudited)[1]	12/31/10	12/31/09[2]	12/31/08	12/31/07	12/31/06[3]

Net asset value, beginning of period	$13.348	$11.429	$9.372	$16.948	$18.214	$17.980

Income (loss) from investment operations:
Net investment income[4]	0.069	0.125	0.121	0.214	0.195	0.177
Net realized and unrealized gain (loss) on investments	0.844	1.889	2.032	(6.409)	0.496	1.717

Total from investment operations	0.913	2.014	2.153	(6.195)	0.691	1.894

Less dividends and distributions from:
Net investment income	—	(0.095)	(0.096)	(0.168)	(0.170)	(0.161)
Net realized gain on investments	—	—	—	(1.213)	(1.787)	(1.499)

Total dividends and distributions	—	(0.095)	(0.096)	(1.381)	(1.957)	(1.660)

Net asset value, end of period	$14.261	$13.348	$11.429	$9.372	$16.948	$18.214

Total return[5]	6.84%	17.64%	23.00%	(38.48% )	4.10%	11.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,867	$35,019	$33,203	$26,528	$29,583	$19,980
Ratio of expenses to average net assets	1.03%	1.04%	1.05%	1.02%	0.99%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	1.09%	1.09%	1.07%	1.06%	1.05%
Ratio of net investment income to average net assets	0.98%	1.03%	1.26%	1.58%	1.06%	0.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.93%	0.98%	1.22%	1.53%	0.99%	0.88%
Portfolio turnover	5%	19%	222%	191%	141%	199%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[3]	Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, replaced FMR LLC as the Fund’s sub-advisor.

4 The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wells Fargo Intrinsic Value Fund–7

LVIP Wells Fargo Intrinsic Value Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 62 series (Series). These financial statements and the related notes pertain to the LVIP Wells Fargo Intrinsic Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007–December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2011.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

LVIP Wells Fargo Intrinsic Value Fund–8

LVIP Wells Fargo Intrinsic Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% on the first $250 million of average daily net assets of the Fund; 0.08% on the next $500 million; and 0.13% of average daily net assets in excess of $750 million. This agreement will continue at least through April 30, 2012, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Metropolitan West Capital Management, LLC (Sub-Advisor), a subsidiary of Wells Fargo & Company, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% on the first $250 million of the Fund’s average daily net assets and 0.35% of the average daily net assets of the Fund in excess of $250 million.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust pays Lincoln Life a monthly fee which is 0.01% of the average daily net assets of the Fund during the month and reimburses Lincoln Life for the cost of the legal services. For the six months ended June 30, 2011, fees for administrative and legal services amounted to $22,627 and $1,938, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$256,417
Distribution fees payable to LFD	8,138

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2011, the Fund made purchases of $43,343,638 and sales of $20,848,798 of investment securities other than short-term investments.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $355,039,881. At June 30, 2011, net unrealized appreciation was $103,034,918, of which $112,141,633 related to unrealized appreciation of investments and $9,106,715 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

Level 1
Common Stock	$452,140,775
Short-Term Investment	5,934,024

Total	$458,074,799

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 Investments that had a material impact to the Fund.

LVIP Wells Fargo Intrinsic Value Fund–9

LVIP Wells Fargo Intrinsic Value Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2011. The tax character of dividends and distributions paid during the year ended December 31, 2010 was as follows:

Year Ended
12/31/10

Ordinary income	$3,908,853

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$486,748,844
Undistributed ordinary income	3,810,321
Capital loss carryforwards as of 12/31/10	(136,269,306)
Realized gains 1/1/11–6/30/11	1,177,878
Unrealized appreciation of investments	103,034,918

Net assets	$458,502,655

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2010 will expire as follows: $55,576,060 expires in 2016 and $80,693,246 expires in 2017.

For the six months ended June 30, 2011, the Fund had capital gains of $1,177,878, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/11	12/31/10

Shares sold:
Standard Class	1,411,546	2,880,811
Service Class	592,784	635,976
Shares issued upon reinvestment of
dividends and distributions:
Standard Class	—	281,561
Service Class	—	18,606

	2,004,330	3,816,954

Shares repurchased:
Standard Class	(1,874,690)	(4,108,508)
Service Class	(350,722)	(936,048)

	(2,225,412)	(5,044,556)

Net decrease	(221,082)	(1,227,602)

7.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Wells Fargo Intrinsic Value Fund–10

LVIP Wells Fargo Intrinsic Value Fund
Notes to Financial Statements (continued)

8.	Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wells Fargo Intrinsic Value Fund–11

Item 2. Code of Ethics
     Not Applicable.
Item 3. Audit Committee Financial Expert
     Not Applicable.
Item 4. Principle Accountant Fees and Services
(a) Audit Fees
     Not Applicable.
(b) Audit-Related Fees
     Not Applicable.
(c) Tax Fees
     Not Applicable.
(d) All Other Fees
     Not Applicable.
(e) (1) Audit Committee Pre-Approval Policies and Procedures
     Not Applicable.
     (e)(2) Not Applicable.
     (f) Not Applicable.
(g) Aggregate Non-Audit Fees
     Not Applicable.
(h) Principal Accountant’s Independence
     Not Applicable.
Item 5. Audit Committee of Listed Registrants
     Not Applicable.

Item 6. Schedule of Investments
(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
     Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders
     Not Applicable.
Item 11. Controls and Procedures
     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
     (a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.
     (a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

5

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)
/s/ Daniel R. Hayes
Daniel R. Hayes
Date: August 24, 2011	President (Signature and Title)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel R. Hayes
Daniel R. Hayes
Date: August 24, 2011	President (Signature and Title)

By /s/ William P. Flory, Jr.
William P. Flory, Jr.
Date: August 24, 2011	Chief Accounting Officer (Signature and Title)